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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22127

Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 65.1%
CONSUMER DISCRETIONARY 7.2%
Auto Components 1.1%
Delphi Automotive PLC	152,645	$10,358,490
Hotels, Restaurants & Leisure 1.3%
ARAMARK Holdings Corp.	126,198	3,649,646
Wynn Resorts Ltd.	16,291	3,619,046
Yum! Brands, Inc.	71,600	5,397,924
Total		12,666,616
Media 3.7%
CBS Outdoor Americas, Inc. (a)	10,609	310,313
Comcast Corp., Class A	224,107	11,209,832
DIRECTV (a)	51,675	3,949,003
Discovery Communications, Inc., Class A (a)	73,781	6,101,689
Viacom, Inc., Class B	158,404	13,462,756
Total		35,033,593
Specialty Retail 1.1%
Dick’s Sporting Goods, Inc.	43,900	2,397,379
Lowe’s Companies, Inc.	114,319	5,590,199
Ulta Salon Cosmetics & Fragrance, Inc. (a)	22,900	2,232,292
Total		10,219,870
TOTAL CONSUMER DISCRETIONARY		68,278,569
CONSUMER STAPLES 7.6%
Beverages 1.8%
Diageo PLC, ADR	45,119	5,621,376
PepsiCo, Inc.	136,610	11,406,935
Total		17,028,311
Food & Staples Retailing 2.2%
CVS Caremark Corp.	182,600	13,669,436
Walgreen Co.	110,875	7,321,076
Total		20,990,512
Household Products 2.0%
Procter & Gamble Co. (The)	230,115	18,547,269
Tobacco 1.6%
Philip Morris International, Inc.	182,888	14,973,041
TOTAL CONSUMER STAPLES		71,539,133

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.3%
Energy Equipment & Services 1.8%
Cameron International Corp. (a)	108,765	$6,718,414
Halliburton Co.	182,009	10,718,510
Total		17,436,924
Oil, Gas & Consumable Fuels 4.5%
Canadian Natural Resources Ltd.	176,260	6,763,096
Chevron Corp.	136,861	16,274,142
ConocoPhillips	74,499	5,241,005
Kinder Morgan, Inc.	170,462	5,538,310
Newfield Exploration Co. (a)	82,125	2,575,440
Noble Energy, Inc.	81,419	5,784,006
Total		42,175,999
TOTAL ENERGY		59,612,923
FINANCIALS 11.3%
Banks 7.2%
Bank of America Corp.	652,655	11,225,666
Citigroup, Inc.	393,053	18,709,323
JPMorgan Chase & Co.	375,900	22,820,889
Wells Fargo & Co.	297,146	14,780,042
Total		67,535,920
Capital Markets 1.4%
BlackRock, Inc.	29,776	9,363,956
State Street Corp.	52,942	3,682,116
Total		13,046,072
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B (a)	106,312	13,285,811
Insurance 0.9%
Aon PLC	100,066	8,433,562
Real Estate Management & Development 0.4%
Realogy Holdings Corp. (a)	89,335	3,881,606
TOTAL FINANCIALS		106,182,971
HEALTH CARE 9.0%
Biotechnology 0.8%
Celgene Corp. (a)	54,230	7,570,508
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	240,790	9,272,823

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Covidien PLC	146,168	$10,766,735
Total		20,039,558
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	177,551	12,425,019
CIGNA Corp.	67,570	5,657,636
Express Scripts Holding Co. (a)	121,157	9,097,679
Total		27,180,334
Pharmaceuticals 3.2%
Johnson & Johnson	161,626	15,876,522
Pfizer, Inc.	281,329	9,036,287
Salix Pharmaceuticals Ltd. (a)	45,850	4,750,519
Total		29,663,328
TOTAL HEALTH CARE		84,453,728
INDUSTRIALS 7.4%
Aerospace & Defense 2.6%
Honeywell International, Inc.	154,226	14,306,004
United Technologies Corp.	87,899	10,270,119
Total		24,576,123
Air Freight & Logistics 0.4%
FedEx Corp.	29,170	3,866,775
Commercial Services & Supplies 0.8%
Tyco International Ltd.	174,259	7,388,582
Electrical Equipment 1.3%
Eaton Corp. PLC	155,032	11,646,004
Industrial Conglomerates 1.4%
General Electric Co.	506,428	13,111,421
Professional Services 0.5%
Nielsen Holdings NV	112,635	5,026,900
Road & Rail 0.4%
Kansas City Southern	37,705	3,848,172
TOTAL INDUSTRIALS		69,463,977
INFORMATION TECHNOLOGY 13.7%
Communications Equipment 1.0%
QUALCOMM, Inc.	121,063	9,547,028

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 3.4%
eBay, Inc. (a)	169,796	$9,379,531
Equinix, Inc. (a)	20,965	3,875,171
Google, Inc., Class A (a)	16,769	18,689,218
Total		31,943,920
IT Services 1.5%
MasterCard, Inc., Class A	135,610	10,130,067
Teradata Corp. (a)	76,218	3,749,163
Total		13,879,230
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Corp., Class A	238,495	7,507,823
Skyworks Solutions, Inc. (a)	129,427	4,856,101
Total		12,363,924
Software 2.3%
Electronic Arts, Inc. (a)	222,088	6,442,773
Intuit, Inc.	116,220	9,033,781
Microsoft Corp.	165,573	6,786,837
Total		22,263,391
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	49,161	26,386,675
EMC Corp.	358,374	9,823,032
Hewlett-Packard Co.	96,773	3,131,574
Total		39,341,281
TOTAL INFORMATION TECHNOLOGY		129,338,774
MATERIALS 0.8%
Chemicals 0.7%
Dow Chemical Co. (The)	127,087	6,175,157
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. (a)	74,645	1,259,261
TOTAL MATERIALS		7,434,418
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.8%
Verizon Communications, Inc.	365,615	17,392,305
TOTAL TELECOMMUNICATION SERVICES		17,392,305
Total Common Stocks (Cost: $498,576,823)		$613,696,798

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.4%
Aerospace & Defense 0.1%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$41,000	$40,436
Bombardier, Inc. (b)
Senior Unsecured
03/15/20	7.750%	18,000	20,160
Bombardier, Inc. (b)(c)
Senior Unsecured
04/15/19	4.750%	21,000	21,000
10/15/22	6.000%	24,000	24,000
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	23,000	24,725
L-3 Communications Corp.
02/15/21	4.950%	645,000	690,825
TransDigm, Inc.
10/15/20	5.500%	3,000	3,052
07/15/21	7.500%	20,000	22,150
Total			846,348
Automotive 0.1%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	15,000	15,619
03/15/21	6.250%	30,000	31,950
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	75,000	82,125
Delphi Corp.
05/15/21	6.125%	49,000	54,512
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	975,000	983,221
General Motors Co. Senior Unsecured (b)
10/02/23	4.875%	34,000	34,850
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	10,000	10,425
Schaeffler Finance BV Senior Secured (b)
05/15/21	4.750%	28,000	28,630
Visteon Corp.
04/15/19	6.750%	48,000	50,460
Total			1,291,792
Banking 2.0%
Ally Financial, Inc.
01/27/19	3.500%	16,000	16,000
03/15/20	8.000%	91,000	109,655
BNP Paribas SA Senior Unsecured
08/20/18	2.700%	1,000,000	1,019,855
Bank of America Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
04/25/18	6.875%	$540,000	$636,827
01/05/21	5.875%	1,195,000	1,378,780
Barclays Bank PLC Senior Unsecured
02/20/19	2.500%	590,000	591,030
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,500,000	1,785,593
Branch Banking & Trust Co. Senior Unsecured (d)
12/01/16	0.666%	1,000,000	1,002,689
Capital One Financial Corp. Senior Unsecured
06/15/23	3.500%	915,000	896,997
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,245,000	1,430,910
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,190,000	1,347,660
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	775,000	866,531
ING Bank NV Senior Unsecured (b)(d)
09/25/15	1.873%	910,000	928,762
KeyCorp Senior Unsecured
03/24/21	5.100%	600,000	669,720
Morgan Stanley
04/01/18	6.625%	1,050,000	1,224,049
PNC Financial Services Group, Inc. (The) Senior Unsecured (d)
11/09/22	2.854%	910,000	868,326
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	89,000	101,126
The Royal Bank of Scotland PLC
08/24/20	5.625%	900,000	1,016,260
U.S. Bank Subordinated Notes (d)
04/29/20	3.778%	1,450,000	1,492,092
Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	1,515,000	1,470,438
Total			18,853,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	$24,000	$26,100
Nuveen Investments, Inc. (b)
Senior Unsecured
10/15/17	9.125%	11,000	11,633
10/15/20	9.500%	37,000	39,405
Total			77,138
Building Materials —%
Allegion US Holding Co., Inc. (b)
10/01/21	5.750%	42,000	44,205
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	43,000	44,290
Gibraltar Industries, Inc.
02/01/21	6.250%	13,000	13,861
HD Supply, Inc.
07/15/20	7.500%	31,000	33,829
Secured
04/15/20	11.000%	23,000	27,313
Nortek, Inc.
12/01/18	10.000%	8,000	8,780
04/15/21	8.500%	34,000	37,995
Ply Gem Industries, Inc. (b)
02/01/22	6.500%	16,000	16,120
USG Corp. (b)
11/01/21	5.875%	10,000	10,625
Total			237,018
Chemicals 0.2%
Ashland, Inc. Senior Unsecured
04/15/18	3.875%	27,000	27,877
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV (b)
05/01/21	7.375%	19,000	20,663
Celanese U.S. Holdings LLC
06/15/21	5.875%	25,000	26,875
Chemtura Corp.
07/15/21	5.750%	38,000	39,425
Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	475,000	614,558
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	675,000	687,824
Huntsman International LLC
11/15/20	4.875%	20,000	20,125
03/15/21	8.625%	6,000	6,720

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
INEOS Group Holdings SA (b)
02/15/19	5.875%	$27,000	$27,574
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	55,000	63,525
PQ Corp. Secured (b)
05/01/18	8.750%	124,000	135,160
Total			1,670,326
Construction Machinery 0.1%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	13,000	14,138
Case New Holland Industrial, Inc.
12/01/17	7.875%	56,000	65,660
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	675,000	655,084
Columbus McKinnon Corp.
02/01/19	7.875%	49,000	52,798
H&E Equipment Services, Inc.
09/01/22	7.000%	6,000	6,600
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	59,000	61,507
United Rentals North America, Inc.
04/15/22	7.625%	49,000	54,941
06/15/23	6.125%	16,000	16,960
11/15/24	5.750%	14,000	14,105
Total			941,793
Consumer Cyclical Services —%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	22,000	19,338
APX Group, Inc.
12/01/20	8.750%	21,000	21,368
Senior Secured
12/01/19	6.375%	47,000	47,940
Monitronics International, Inc.
04/01/20	9.125%	39,000	41,779
Total			130,425
Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured PIK
11/01/17	7.750%	15,000	15,506
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	525,000	504,324

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	$21,000	$22,943
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	45,000	49,500
Spectrum Brands, Inc.
11/15/20	6.375%	39,000	42,218
Springs Window Fashions LLC Senior Secured (b)
06/01/21	6.250%	36,000	37,440
Tempur Sealy International, Inc.
12/15/20	6.875%	20,000	21,875
Total			693,806
Diversified Manufacturing 0.1%
Amsted Industries, Inc. (b)
03/15/22	5.000%	23,000	23,115
Entegris, Inc. (b)(c)
04/01/22	6.000%	16,000	16,360
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%	49,000	50,470
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	44,000	47,410
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	500,000	499,114
Total			636,469
Electric 0.8%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	15,000	17,100
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	525,000	524,496
CMS Energy Corp. Senior Unsecured
02/01/20	6.250%	715,000	838,850
Calpine Corp. Senior Secured (b)
01/15/22	6.000%	22,000	23,100
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	575,000	661,447
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	660,000	736,951

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	$790,000	$766,252
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	585,000	676,538
NRG Energy, Inc. (b)
07/15/22	6.250%	60,000	61,650
Nevada Power Co.
08/01/18	6.500%	550,000	650,520
PPL Capital Funding, Inc.
06/01/23	3.400%	900,000	870,682
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	600,000	691,398
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	500,000	683,249
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	675,000	695,501
Total			7,897,734
Entertainment —%
AMC Entertainment, Inc.
12/01/20	9.750%	5,000	5,762
Activision Blizzard, Inc. (b)
09/15/21	5.625%	81,999	87,740
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	34,000	34,425
Regal Entertainment Group Senior Unsecured
03/15/22	5.750%	7,000	7,210
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (e)(f)
07/01/15	9.300%	273,864	273,864
Total			409,001
Environmental 0.1%
Waste Management, Inc.
03/11/19	7.375%	700,000	843,820
Food and Beverage 0.5%
ARAMARK Corp.
03/15/20	5.750%	12,000	12,675
Bacardi Ltd. (b)
04/01/14	7.450%	150,000	150,027

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	$810,000	$782,351
Darling International, Inc. (b)
01/15/22	5.375%	43,000	44,182
Diageo Capital PLC
04/29/23	2.625%	810,000	755,040
Diamond Foods, Inc. (b)
03/15/19	7.000%	7,000	7,245
Heineken NV Senior Unsecured (b)
04/01/22	3.400%	750,000	748,729
Kraft Foods Group, Inc. Senior Unsecured
06/06/22	3.500%	425,000	427,562
PepsiCo, Inc. Senior Unsecured
03/05/22	2.750%	880,000	854,009
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	950,000	970,941
TreeHouse Foods, Inc.
03/15/22	4.875%	7,000	7,044
Total			4,759,805
Gaming 0.1%
Boyd Gaming Corp.
07/01/20	9.000%	8,000	8,850
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	15,000	13,275
02/15/20	9.000%	16,000	14,360
GLP Capital LP/Financing II Inc. (b)
11/01/23	5.375%	27,000	27,743
MGM Resorts International
03/01/18	11.375%	37,000	47,822
10/01/20	6.750%	6,000	6,653
12/15/21	6.625%	25,000	27,500
PNK Finance Corp. (b)
08/01/21	6.375%	64,000	66,560
Penn National Gaming, Inc. Senior Unsecured (b)
11/01/21	5.875%	17,000	16,766
Seminole Tribe of Florida, Inc. Senior Secured (b)
10/01/20	6.535%	98,000	108,290
Seneca Gaming Corp. (b)
12/01/18	8.250%	51,000	54,570
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	16,000	15,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	$27,000	$23,524
Wynn Macau Ltd. Senior Unsecured (b)
10/15/21	5.250%	44,000	44,770
Total			476,443
Gas Distributors 0.1%
Sempra Energy Senior Unsecured
10/01/22	2.875%	950,000	899,682
Gas Pipelines 0.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	47,000	47,352
03/15/24	4.875%	24,000	23,940
Crestwood Midstream Partners LP/Corp. (b)
03/01/22	6.125%	15,000	15,675
El Paso LLC Senior Secured
09/15/20	6.500%	13,000	14,260
El Paso Pipeline Partners Operating Co. LLC
11/15/40	7.500%	525,000	653,086
Enterprise Products Operating LLC
02/01/41	5.950%	615,000	704,121
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	95,000	103,312
Kinder Morgan Energy Partners LP Senior Unsecured
03/01/44	5.500%	650,000	664,702
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	38,000	41,040
02/15/23	5.500%	59,000	60,622
07/15/23	4.500%	11,000	10,588
NiSource Finance Corp.
02/15/44	4.800%	595,000	569,848
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	55,000	58,987
03/01/22	5.875%	22,000	22,825
04/15/23	5.500%	10,000	10,075
Sabine Pass Liquefaction LLC Senior Secured
02/01/21	5.625%	32,000	33,000
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	539,000	605,006
TransCanada PipeLines Ltd. Senior Unsecured (d)
06/30/16	0.914%	930,000	936,623

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	$655,000	$753,969
Total			5,329,031
Health Care 0.3%
Amsurg Corp.
11/30/20	5.625%	20,000	20,800
Biomet, Inc.
08/01/20	6.500%	55,000	59,235
10/01/20	6.500%	20,000	21,250
CHS/Community Health Systems, Inc.
11/15/19	8.000%	39,000	42,851
CHS/Community Health Systems, Inc. (b)
02/01/22	6.875%	63,000	65,835
Senior Secured
08/01/21	5.125%	8,000	8,200
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	625,000	678,633
Catamaran Corp.
03/15/21	4.750%	8,000	8,110
ConvaTec Finance International SA Senior Unsecured PIK (b)
01/15/19	8.250%	11,000	11,330
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	41,000	45,613
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	63,000	67,016
Emdeon, Inc.
12/31/19	11.000%	21,000	24,360
Express Scripts Holding Co.
11/15/21	4.750%	625,000	679,238
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	18,000	20,160
HCA, Inc.
02/15/22	7.500%	71,000	81,117
Senior Secured
03/15/19	3.750%	47,000	47,176
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (b)
09/01/18	7.375%	5,000	5,100
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	12,000	12,630
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	30,000	34,500
LifePoint Hospitals, Inc. (b)
12/01/21	5.500%	22,000	22,935

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
MPH Acquisition Holdings LLC Senior Unsecured (b)
04/01/22	6.625%	$29,000	$29,725
McKesson Corp. Senior Unsecured
03/01/21	4.750%	600,000	654,347
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	18,000	20,205
STHI Holding Corp. Secured (b)
03/15/18	8.000%	29,000	30,740
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	41,000	41,308
Senior Unsecured
04/01/22	8.125%	68,000	75,990
Tenet Healthcare Corp. (b)
Senior Secured
10/01/20	6.000%	20,000	21,425
United Surgical Partners International, Inc.
04/01/20	9.000%	25,000	27,750
Total			2,857,579
Healthcare Insurance 0.1%
Cigna Corp. Senior Unsecured
06/15/20	5.125%	619,000	685,445
Home Construction —%
Brookfield Residential Properties, Inc. /U.S. Corp. (b)
07/01/22	6.125%	17,000	17,553
D.R. Horton, Inc.
03/01/19	3.750%	28,000	28,070
KB Home
05/15/19	4.750%	16,000	16,120
Meritage Homes Corp.
03/01/18	4.500%	35,000	35,875
04/15/20	7.150%	11,000	12,265
04/01/22	7.000%	6,000	6,615
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	18,000	19,845
Standard Pacific Corp.
12/15/21	6.250%	20,000	21,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (b)
03/01/24	5.625%	32,000	31,600
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	8,000	8,080
Total			197,323

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 0.6%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	$675,000	$748,882
Antero Resources Finance Corp. (b)
11/01/21	5.375%	20,000	20,300
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	71,000	75,615
Aurora U.S.A. Oil & Gas, Inc. (b)
04/01/20	7.500%	52,000	57,330
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	37,000	39,683
Chesapeake Energy Corp.
08/15/20	6.625%	47,000	52,816
11/15/20	6.875%	16,000	18,160
02/15/21	6.125%	72,000	78,480
03/15/23	5.750%	39,000	41,291
Comstock Resources, Inc.
06/15/20	9.500%	51,000	58,140
Concho Resources, Inc.
01/15/21	7.000%	72,000	79,380
04/01/23	5.500%	18,000	18,720
Continental Resources, Inc.
10/01/19	8.250%	3,000	3,233
04/01/21	7.125%	22,000	24,915
04/15/23	4.500%	725,000	750,862
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	545,000	548,953
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	20,000	22,450
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	17,000	19,635
EnCana Corp. Senior Unsecured
11/15/21	3.900%	625,000	641,385
Halcon Resources Corp.
07/15/20	9.750%	2,000	2,155
05/15/21	8.875%	12,000	12,450
Halcon Resources Corp. (b)
07/15/20	9.750%	11,000	11,825
Kodiak Oil & Gas Corp.
01/15/21	5.500%	54,000	55,418
02/01/22	5.500%	70,000	71,662
Laredo Petroleum, Inc.
02/15/19	9.500%	76,000	83,885
05/01/22	7.375%	11,000	12,210
Laredo Petroleum, Inc. (b)
01/15/22	5.625%	36,000	36,450
MEG Energy Corp. (b)
03/31/24	7.000%	19,000	20,093
Oasis Petroleum, Inc.
02/01/19	7.250%	44,000	47,080

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
11/01/21	6.500%	$82,000	$88,150
01/15/23	6.875%	26,000	28,210
Oasis Petroleum, Inc. (b)
03/15/22	6.875%	14,000	15,155
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	41,000	43,255
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	35,000	38,500
RKI Exploration & Production LLC/Finance Corp. (b)
08/01/21	8.500%	6,000	6,480
Range Resources Corp.
06/01/21	5.750%	35,000	37,494
SandRidge Energy, Inc.
10/15/22	8.125%	15,000	16,350
02/15/23	7.500%	5,000	5,325
Southwestern Energy Co.
02/01/18	7.500%	590,000	699,830
Whiting Petroleum Corp.
10/01/18	6.500%	4,000	4,210
03/15/21	5.750%	58,000	62,350
Woodside Finance Ltd. (b)
05/10/21	4.600%	750,000	802,709
Total			5,501,476
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	850,000	857,601
Cenovus Energy, Inc. Senior Unsecured
09/15/23	3.800%	700,000	697,546
Petro-Canada Senior Unsecured
05/15/18	6.050%	565,000	650,594
Total			2,205,741
Life Insurance 0.5%
American International Group, Inc. Senior Unsecured
02/15/24	4.125%	1,150,000	1,174,349
Five Corners Funding Trust (b)
11/15/23	4.419%	975,000	997,580
Hartford Financial Services Group, Inc. (The) Senior Unsecured
03/30/20	5.500%	600,000	679,538
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	510,000	657,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Metropolitan Life Global Funding I Senior Secured (b)
04/11/22	3.875%	$735,000	$758,056
Total			4,267,073
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	26,500
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	52,000	54,470
Playa Resorts Holding BV Senior Unsecured (b)
08/15/20	8.000%	42,000	45,470
Total			126,440
Media Cable 0.3%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	13,000	13,894
09/30/22	5.250%	41,000	40,487
CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	38,000	43,890
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	19,000	22,159
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	43,000	44,935
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	895,000	962,280
DISH DBS Corp.
09/01/19	7.875%	44,000	52,030
03/15/23	5.000%	31,000	31,232
Mediacom Broadband LLC/Corp. Senior Unsecured (b)
04/15/21	5.500%	4,000	4,020
NBCUniversal Media LLC
04/01/41	5.950%	750,000	885,340
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	27,000	27,067
Time Warner Cable, Inc.
02/01/20	5.000%	950,000	1,037,937
Videotron Ltd.
07/15/22	5.000%	27,000	27,068
Videotron Ltd. (b)(c)
06/15/24	5.375%	6,000	6,030
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	2,000	2,140
Total			3,200,509

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable 0.4%
21st Century Fox America, Inc.
03/15/33	6.550%	$600,000	$718,293
AMC Networks, Inc.
07/15/21	7.750%	32,000	36,040
12/15/22	4.750%	14,000	13,930
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	5,000	5,125
02/15/24	5.625%	5,000	5,125
Clear Channel Communications, Inc. PIK
02/01/21	14.000%	22,000	22,000
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	63,000	65,756
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	50,000	54,000
11/15/22	6.500%	12,000	12,735
11/15/22	6.500%	38,000	40,612
Hughes Satellite Systems Corp.
06/15/21	7.625%	14,000	15,785
Intelsat Jackson Holdings SA
10/15/20	7.250%	40,000	43,400
Intelsat Luxembourg SA (b)
06/01/21	7.750%	21,000	22,103
06/01/23	8.125%	61,000	64,660
Lamar Media Corp. (b)
01/15/24	5.375%	7,000	7,175
MDC Partners, Inc. (b)
04/01/20	6.750%	64,000	67,360
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	21,000	21,945
Nielsen Finance LLC/Co.
10/01/20	4.500%	74,000	74,555
Nielsen Finance LLC/Co. (b)(c)
04/15/22	5.000%	10,000	10,025
Reed Elsevier Capital, Inc.
10/15/22	3.125%	700,000	671,545
Sirius XM Holdings, Inc. (b)
08/15/22	5.250%	22,000	22,660
TCM Sub LLC (b)
01/15/15	3.550%	650,000	664,028
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	550,000	495,863
Univision Communications, Inc. (b)
05/15/21	8.500%	32,000	35,440
Senior Secured
11/01/20	7.875%	20,000	22,150
09/15/22	6.750%	39,000	43,144
05/15/23	5.125%	20,000	20,450
Total			3,275,904

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 0.1%
Alpha Natural Resources, Inc.
06/01/21	6.250%	$7,000	$5,285
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	61,000	65,041
02/25/22	6.750%	2,000	2,202
Arch Coal, Inc. Secured (b)
01/15/19	8.000%	20,000	20,000
CONSOL Energy, Inc.
03/01/21	6.375%	2,000	2,118
Calcipar SA Senior Secured (b)
05/01/18	6.875%	24,000	25,560
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	39,000	42,803
Peabody Energy Corp.
11/15/18	6.000%	16,000	16,780
11/15/21	6.250%	26,000	26,065
Vale Overseas Ltd.
01/23/17	6.250%	640,000	715,151
Total			921,005
Non-Captive Consumer —%
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	52,000	52,000
Springleaf Finance Corp.
06/01/20	6.000%	5,000	5,088
10/01/21	7.750%	39,000	43,192
10/01/23	8.250%	16,000	17,800
Total			118,080
Non-Captive Diversified 0.3%
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	53,000	56,180
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	15,000	15,019
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	17,000	18,275
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	79,000	88,085
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	2,100,000	2,306,289
International Lease Finance Corp. Senior Unsecured
12/15/20	8.250%	80,000	96,759
Total			2,580,607

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	$71,000	$76,325
Halliburton Co. Senior Unsecured
08/01/23	3.500%	1,000,000	996,466
Oil States International, Inc.
01/15/23	5.125%	26,000	29,120
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	27,000	26,797
Weatherford International LLC
06/15/37	6.800%	500,000	581,219
Total			1,709,927
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp. (b)
08/01/20	6.000%	15,000	15,900
02/01/22	5.875%	19,000	19,285
Total			35,185
Other Industry —%
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	11,000	11,674
Packaging —%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/19	6.250%	27,000	28,215
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	8,000	8,200
06/15/17	6.000%	5,000	5,175
Plastipak Holdings, Inc. Senior Unsecured (b)
10/01/21	6.500%	42,000	44,048
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	38,000	42,465
Senior Secured
04/15/19	7.125%	62,000	65,720
Total			193,823
Pharmaceuticals 0.3%
AbbVie, Inc. Senior Unsecured
11/06/22	2.900%	600,000	577,609
Amgen, Inc. Senior Unsecured
11/15/21	3.875%	845,000	881,360
Capsugel SA Senior Unsecured PIK (b)
05/15/19	7.000%	4,000	4,118

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	$34,000	$34,765
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	18,000	20,025
Merck & Co, Inc. Senior Unsecured
05/18/23	2.800%	725,000	688,668
Novartis Capital Corp.
05/06/24	3.400%	750,000	748,457
Valeant Pharmaceuticals International, Inc. (b)
07/15/21	7.500%	30,000	33,750
12/01/21	5.625%	12,000	12,615
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	84,000	90,930
Total			3,092,297
Property & Casualty 0.4%
ACE INA Holdings, Inc.
03/15/18	5.800%	565,000	641,277
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	20,000	21,200
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	525,000	643,082
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	68,000	72,590
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	795,000	855,603
Loews Corp. Senior Unsecured
05/15/23	2.625%	1,125,000	1,031,750
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	375,000	494,455
Total			3,759,957
Railroads 0.1%
CSX Corp. Senior Unsecured
10/30/20	3.700%	650,000	672,575
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	630,000	666,479
Total			1,339,054

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	$570,000	$690,163
REITs 0.2%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	695,000	729,535
CyrusOne LP/Finance Corp.
11/15/22	6.375%	46,000	48,530
DuPont Fabros Technology LP
09/15/21	5.875%	15,000	15,863
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	665,000	715,434
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	495,000	649,764
Total			2,159,126
Restaurants 0.1%
Yum! Brands, Inc. Senior Unsecured
11/01/20	3.875%	640,000	658,411
Retailers 0.1%
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	18,000	20,092
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
02/15/18	9.000%	10,000	10,225
J. Crew Group, Inc. Senior Unsecured PIK (b)
05/01/19	7.750%	21,000	21,682
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	15,000	15,563
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	650,000	789,201
Michaels Stores, Inc. (b)
12/15/20	5.875%	9,000	9,101
Rite Aid Corp.
03/15/20	9.250%	15,000	17,119
Senior Unsecured
02/15/27	7.700%	18,000	19,530
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	15,000	15,863
Total			918,376

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 0.4%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	$39,000	$40,852
04/01/20	6.375%	23,000	24,495
Apple, Inc. Senior Unsecured
05/03/23	2.400%	785,000	727,913
Audatex North America, Inc. (b)
06/15/21	6.000%	26,000	27,755
11/01/23	6.125%	15,000	15,956
Cisco Systems, Inc. Senior Unsecured
03/04/21	2.900%	730,000	729,610
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	40,000	40,900
04/01/23	5.375%	14,000	14,280
First Data Corp.
01/15/21	12.625%	52,000	61,880
First Data Corp. (b)
Secured
01/15/21	8.250%	51,000	55,335
Senior Secured
08/15/20	8.875%	58,000	64,235
11/01/20	6.750%	18,000	19,395
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.375%	22,000	23,458
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	870,000	909,539
Iron Mountain, Inc.
08/15/23	6.000%	16,000	17,000
NCR Corp. (b)
Senior Unsecured
12/15/21	5.875%	18,000	18,945
12/15/23	6.375%	35,000	37,144
NXP BV/Funding LLC (b)
02/15/21	5.750%	26,000	27,690
Nuance Communications, Inc. (b)
08/15/20	5.375%	33,000	32,794
Oracle Corp. Senior Unsecured
04/15/38	6.500%	555,000	708,715
VeriSign, Inc.
05/01/23	4.625%	33,000	31,680
Total			3,629,571
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	16,000	18,420
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	630,000	792,327

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
Hertz Corp. (The)
10/15/18	7.500%	$32,000	$34,080
01/15/21	7.375%	22,000	24,200
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%	18,000	19,215
Total			888,242
Wireless 0.1%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	28,000	28,455
Rogers Communications, Inc.
10/01/23	4.100%	825,000	845,604
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	4,000	4,190
SBA Telecommunications, Inc.
07/15/20	5.750%	52,000	54,470
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	7,000	8,234
11/15/21	11.500%	50,000	66,500
Sprint Communications, Inc. (b)
11/15/18	9.000%	68,000	83,130
03/01/20	7.000%	54,000	62,235
Sprint Corp. (b)
09/15/21	7.250%	51,000	55,590
T-Mobile USA, Inc.
04/28/21	6.633%	45,000	48,375
01/15/22	6.125%	9,000	9,427
04/28/22	6.731%	6,000	6,428
04/01/23	6.625%	38,000	40,280
04/28/23	6.836%	10,000	10,725
01/15/24	6.500%	9,000	9,428
Wind Acquisition Finance SA Senior Secured (b)
04/30/20	6.500%	51,000	55,462
Total			1,388,533
Wirelines 0.6%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,050,000	1,238,892
CenturyLink, Inc. Senior Unsecured
04/01/20	5.625%	27,000	28,384
Deutsche Telekom International Finance BV
03/23/16	5.750%	400,000	437,012
Embarq Corp. Senior Unsecured
06/01/36	7.995%	660,000	688,639
Frontier Communications Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Senior Unsecured
07/01/21	9.250%	$10,000	$11,850
04/15/24	7.625%	67,000	70,015
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	18,000	20,340
Level 3 Financing, Inc.
04/01/19	9.375%	52,000	57,720
07/01/19	8.125%	21,000	23,047
06/01/20	7.000%	6,000	6,502
Level 3 Financing, Inc. (b)
01/15/21	6.125%	20,000	21,100
Level 3 Financing, Inc. (b)(d)
01/15/18	3.846%	8,000	8,140
Orange SA
07/08/19	5.375%	775,000	872,755
PAETEC Holding Corp.
12/01/18	9.875%	54,000	59,265
Telefonica Emisiones SAU
06/20/36	7.045%	825,000	998,545
Verizon New York, Inc.
04/01/32	7.375%	920,000	1,098,276
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	13,000	15,080
Senior Secured
01/01/20	8.125%	33,000	36,217
Total			5,691,779
Total Corporate Bonds & Notes (Cost: $95,334,624)			$98,097,231

Residential Mortgage-Backed Securities - Agency 9.2%
Federal Home Loan Mortgage Corp. (c)(g)
04/10/44	4.000%	10,570,000	10,965,136
Federal Home Loan Mortgage Corp. (g)
02/01/17-07/01/32	6.500%	1,030,210	1,153,878
08/01/18-05/01/41	5.000%	4,714,178	5,099,598
05/01/18-02/01/38	5.500%	1,898,573	2,082,493
12/01/23-06/01/37	6.000%	2,189,469	2,434,621
04/01/32	7.000%	135,033	157,433
10/01/26-09/01/43	3.500%	18,944,016	19,097,487
07/01/43-08/01/43	3.000%	6,137,666	5,925,559
05/01/39-08/01/41	4.500%	7,196,332	7,675,941
Federal National Mortgage Association (c)(g)
04/16/29	3.000%	5,635,000	5,788,202
04/10/44	4.000%	1,815,000	1,886,466
04/10/44	3.500%	3,945,000	3,968,423

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (d)(g)
08/01/34	5.361%	$107,135	$114,016
Federal National Mortgage Association (g)
08/01/23-03/01/38	5.500%	1,251,054	1,385,702
11/01/18-12/01/32	7.000%	1,359,631	1,503,727
11/01/16-12/01/28	6.000%	285,199	315,586
06/01/17-09/01/32	6.500%	510,627	568,503
11/01/26-09/01/40	4.000%	7,454,601	7,833,235
08/01/43	3.000%	1,323,170	1,278,764
04/01/26-10/01/26	3.500%	3,715,283	3,896,936
07/01/23	5.000%	375,443	411,392
Federal National Mortgage Association (g)(h)
10/01/40	4.500%	1,419,574	1,515,393
Government National Mortgage Association (g)
10/15/33	5.500%	600,289	676,497
09/15/33	5.000%	586,225	646,802
Total Residential Mortgage-Backed Securities - Agency (Cost: $85,276,216)			$86,381,790

Residential Mortgage-Backed Securities - Non-Agency 0.6%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (b)(d)(g)
05/26/36	2.657%	910,936	927,292
Springleaf Mortgage Loan Trust (b)(d)(g)
CMO Series 2012-1A Class A
09/25/57	2.667%	454,031	463,209
CMO Series 2012-2A Class A
10/25/57	2.220%	278,559	279,631
CMO Series 2012-3A Class A
12/25/59	1.570%	1,117,548	1,116,736
CMO Series 2013-1A Class A
06/25/58	1.270%	846,864	841,857
CMO Series 2013-2A Class A
12/25/65	1.780%	706,860	705,645
CMO Series 2013-3A Class A
09/25/57	1.870%	1,340,325	1,340,693
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $5,663,973)			$5,675,063

Commercial Mortgage-Backed Securities - Agency 4.0%
Government National Mortgage Association (d)(g)
Series 2010-52 Class AE
06/16/36	4.115%	282,962	287,625
Series 2013-50 Class AH

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
06/16/39	2.100%	$1,208,974	$1,213,194
Government National Mortgage Association (g)
Series 2014-24 Class AB
07/16/38	2.100%	1,735,683	1,789,448
Series 2009-71 Class A
04/16/38	3.304%	29,208	29,292
Series 2011-109 Class A
07/16/32	2.450%	925,570	931,996
Series 2011-149 Class A
10/16/46	3.000%	561,948	576,642
Series 2011-161 Class A
01/16/34	1.738%	1,829,489	1,835,583
Series 2011-64 Class AD
11/16/38	2.700%	166,740	168,111
Series 2011-78 Class A
08/16/34	2.250%	1,756,161	1,767,931
Series 2012-111 Class AC
04/16/47	2.211%	837,814	842,388
Series 2012-25 Class A
11/16/42	2.575%	2,616,160	2,640,040
Series 2012-79 Class A
04/16/39	1.800%	787,983	781,818
Series 2013-105 Class A
02/16/37	1.705%	2,081,714	2,071,447
Series 2013-12 Class A
10/16/42	1.410%	1,431,383	1,412,909
Series 2013-138 Class A
08/16/35	2.150%	1,107,307	1,109,649
Series 2013-146 Class AH
08/16/40	2.000%	1,450,378	1,446,918
Series 2013-17 Class AH
10/16/43	1.558%	1,089,223	1,077,117
Series 2013-194 Class AB
05/16/38	2.250%	864,558	868,779
Series 2013-2 Class AB
12/16/42	1.600%	1,081,854	1,072,844
Series 2013-30 Class A
05/16/42	1.500%	1,881,082	1,852,962
Series 2013-32 Class AB
01/16/42	1.900%	729,366	723,988
Series 2013-33 Class A
07/16/38	1.061%	2,734,657	2,683,204
Series 2013-40 Class A
10/16/41	1.511%	1,191,860	1,179,413
Series 2013-45 Class A
10/16/40	1.450%	2,935,793	2,899,521
Series 2013-57 Class A
06/16/37	1.350%	2,763,066	2,729,556
Series 2013-61 Class A
01/16/43	1.450%	1,355,867	1,333,757
Series 2013-73 Class AE
01/16/39	1.350%	552,171	539,314
Series 2013-78 Class AB
07/16/39	1.624%	1,344,640	1,327,694
Total Commercial Mortgage-Backed Securities - Agency (Cost: $37,700,240)			$37,193,140

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 1.8%
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)(g)
01/14/29	3.847%	$477,771	$509,858
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4 (g)
07/10/46	5.634%	1,920,000	2,077,117
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class A4 (g)
07/10/43	4.668%	625,000	644,988
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (g)
10/15/49	5.431%	775,000	845,332
DBRR Trust (b)(g)
Series 2012-EZ1 Class A
09/25/45	2.062%	1,545,000	1,547,546
09/25/45	1.393%	350,000	349,520
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)(g)
11/10/46	5.002%	225,000	251,114
GS Mortgage Securities Trust Series 2006-GG8 Class A4 (g)
11/10/39	5.560%	500,000	545,437
General Electric Capital Assurance Co. (b)(d)(g)
Series 2003-1 Class A4
05/12/35	5.254%	193,135	199,652
Series 2003-1 Class A5
05/12/35	5.743%	400,000	453,343
JPMorgan Chase Commercial Mortgage Securities Trust (b)(g)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	561,606
Series 2010-C1 Class A1
06/15/43	3.853%	430,870	442,975
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	745,040
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	714,328
JPMorgan Chase Commercial Mortgage Securities Trust (d)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	202,418	206,903
Series 2005-LDP4 Class A4
10/15/42	4.918%	804,952	843,870
Series 2006-LDP6 Class ASB
04/15/43	5.490%	87,816	89,792
JPMorgan Chase Commercial Mortgage Securities Trust (g)
Series 2005-LDP2 Class A3
07/15/42	4.697%	107,996	109,244
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 (d)(g)
09/15/45	5.866%	641,694	722,741
Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4 (b)(d)(g)
09/15/47	5.033%	450,000	499,816

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A (b)(d)(g)
08/12/45	5.819%	$1,160,285	$1,284,724
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(g)
10/05/25	1.500%	280,536	279,273
Wachovia Bank Commercial Mortgage Trust (d)(g)
Series 2005-C21 Class A4
10/15/44	5.240%	844,224	888,415
Series 2006-C24 Class A1A
03/15/45	5.557%	2,025,024	2,182,579
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $16,659,187)			$16,995,213

Asset-Backed Securities - Non-Agency 1.0%
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%	91,549	91,958
CFC LLC Series 2014-1A Class A (b)
12/17/18	1.460%	600,000	599,929
CNH Wholesale Master Note Trust Series 2013-2A Class A (b)(d)
08/15/19	0.755%	900,000	907,357
CarFinance Capital Auto Trust Series 2013-2A Class A (b)
11/15/17	1.750%	397,685	399,406
Chesapeake Funding LLC Series 2012-1A Class A (b)(d)
11/07/23	0.906%	954,830	958,335
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (b)(d)
04/26/37	0.284%	80,175	79,876
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	677,060	673,150
First Investors Auto Owner Trust Series 2013-3A Class A2 (b)
09/15/17	0.890%	540,000	540,241
GTP Towers Issuer LLC (b)
02/15/15	4.436%	300,000	306,715
Hertz Fleet Lease Funding LP (b)(d)
Series 2013-3 Class A
12/10/27	0.704%	500,000	501,596
Series 2014-1 Class A
04/10/28	0.572%	1,000,000	1,000,000
Hilton Grand Vacations Trust Series 2013-A Class A (b)
01/25/26	2.280%	1,045,425	1,042,506

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	$572,182	$572,182
SBA Tower Trust (b)
04/15/40	4.254%	1,000,000	1,032,678
SLM Student Loan Trust Series 2012-A Class A2 (b)
01/17/45	3.830%	400,000	417,623
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	325,000	326,950
Sierra Receivables Funding Co. LLC (b)
Series 2010-2A Class A
11/20/25	3.840%	72,997	73,270
Series 2010-3A Class A
11/20/25	3.510%	77,337	78,522
Wheels SPV LLC Series 2012-1 Class A2 (b)
03/20/21	1.190%	243,916	244,547
Total Asset-Backed Securities - Non-Agency (Cost: $9,774,617)			$9,846,841

Inflation-Indexed Bonds 0.6%
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	5,680,206	5,833,748
Total Inflation-Indexed Bonds (Cost: $5,803,620)			$5,833,748

U.S. Treasury Obligations 3.3%
U.S. Treasury
03/31/15	2.500%	7,400,000	7,573,441
07/31/18	1.375%	2,695,000	2,678,997
08/15/40	3.875%	13,755,000	14,661,977
11/15/23	2.750%	6,500,000	6,529,453
Total U.S. Treasury Obligations (Cost: $31,858,389)			$31,443,868

Foreign Government Obligations(i) 0.6%
CANADA 0.5%
Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	1,405,000	1,564,805
Province of Ontario Senior Unsecured
02/14/18	1.200%	1,625,000	$1,601,990

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)
CANADA (CONTINUED)
Province of Quebec Senior Unsecured
05/14/18	4.625%	$1,425,000	$1,591,169
Total			4,757,964
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,000,000	1,092,500
Total Foreign Government Obligations (Cost: $5,742,461)			$5,850,464

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
ILLINOIS 0.1%
State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	$1,200,000	$1,309,392
Total Municipal Bonds (Cost: $1,299,562)			$1,309,392

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (d)(j)
02/28/19	6.500%	$33,924	$33,967
Building Materials —%
Ply Gem Industries, Inc. Term Loan (d)(j)
02/01/21	4.000%	3,000	3,001
Chemicals —%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (d)(j)
02/01/20	4.000%	22,828	22,828
Consumer Cyclical Services —%
New Breed, Inc. Term Loan (d)(j)
10/01/19	6.000%	25,816	25,848

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing —%
Gardner Denver, Inc. (c)(d)(j)
Term Loan
07/30/20	4.250%	$4,975	$4,973
Gardner Denver, Inc. (d)(j)
Term Loan
07/30/20	4.250%	10,006	10,001
Total			14,974
Food and Beverage —%
Diamond Foods, Inc. Term Loan (d)(j)
08/20/18	4.250%	5,000	5,009
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan (d)(j)
03/20/20	8.500%	22,000	22,082
Community Health Systems, Inc. Tranche D Term Loan (d)(j)
01/27/21	4.250%	10,972	11,057
MPH Acquisition Holdings LLC Tranche B Term Loan (c)(d)(j)
03/31/21	4.000%	22,000	21,945
US Renal Care, Inc. (d)(j)
07/03/19	4.250%	69,093	68,949
United Surgical Partners International, Inc. Tranche B Term Loan (d)(j)
04/03/19	4.750%	15,773	15,826
Total			139,859
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (d)(j)
12/28/20	6.250%	11,000	11,151
Hilton Worldwide Financial LLC Term Loan (d)(j)
10/26/20	3.500%	25,947	25,978
Playa Resorts Holding Term Loan (d)(j)
08/09/19	4.000%	15,920	15,970
Total			53,099
Metals —%
Arch Coal, Inc. Term Loan (d)(j)
05/16/18	6.250%	34,823	34,291

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry —%
Interline Brands, Inc. 1st Lien Term Loan (c)(d)(j)
03/17/21	4.000%	$11,000	$10,986
Packaging —%
Ardagh Holdings USA, Inc. Tranche B Term Loan (c)(d)(j)
12/17/19	4.000%	11,000	10,995
Property & Casualty —%
Asurion LLC (c)(d)(j)
2nd Lien Term Loan
03/03/21	8.500%	50,000	51,563
Term Loan
05/24/19	5.000%	6,982	6,993
Asurion LLC (d)(j)
Term Loan
05/24/19	5.000%	52,431	52,516
Total			111,072
Retailers —%
Neiman Marcus Group, Inc. (The) Term Loan (d)(j)
10/25/20	4.250%	32,918	33,003
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (d)(j)
08/21/20	5.750%	34,000	34,702
Total			67,705

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology —%
Applied Systems, Inc. (d)(j)
1st Lien Term Loan
01/25/21	4.250%	$2,992	$3,000
2nd Lien Term Loan
01/24/22	7.500%	4,000	4,060
Blue Coat Systems, Inc. 2nd Lien Term Loan (d)(j)
06/26/20	9.500%	51,000	52,785
ION Trading Technologies SARL 2nd Lien Term Loan (d)(j)
05/22/21	8.250%	41,637	42,053
Triple Point Group Holdings, Inc. 2nd Lien Term Loan (d)(j)
07/10/21	9.250%	13,000	11,863
Total			113,761
Total Senior Loans (Cost: $640,324)			$647,395

		Shares	Value

Money Market Funds 5.6%
Columbia Short-Term Cash Fund, 0.094% (k)(l)		52,367,922	$52,367,922
Total Money Market Funds (Cost: $52,367,922)			$52,367,922
Total Investments
(Cost: $846,697,958)			$965,338,865(m)
Other Assets & Liabilities, Net			(22,728,858)
Net Assets			$942,610,007

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $233,876 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(55)	USD	(12,075,938)	06/2014	20,510	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $35,470,338 or 3.76% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $273,864, representing 0.03% of net assets. Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	08-12-96	268,008

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $273,864, which represents 0.03% of net assets.

(g)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(i)	Principal and interest may not be guaranteed by the government.
(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	64,251,525	75,683,906	(87,567,509)	52,367,922	13,268	52,367,922

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	68,278,569	—	—	68,278,569
Consumer Staples	71,539,133	—	—	71,539,133
Energy	59,612,923	—	—	59,612,923
Financials	106,182,971	—	—	106,182,971
Health Care	84,453,728	—	—	84,453,728
Industrials	69,463,977	—	—	69,463,977
Information Technology	129,338,774	—	—	129,338,774
Materials	7,434,418	—	—	7,434,418
Telecommunication Services	17,392,305	—	—	17,392,305
Total Equity Securities	613,696,798	—	—	613,696,798
Bonds
Corporate Bonds & Notes
Entertainment	—	135,137	273,864	409,001
All Other Industries	—	97,688,230	—	97,688,230
Residential Mortgage-Backed Securities - Agency	—	86,381,790	—	86,381,790
Residential Mortgage-Backed Securities - Non-Agency	—	5,675,063	—	5,675,063
Commercial Mortgage-Backed Securities - Agency	—	37,193,140	—	37,193,140
Commercial Mortgage-Backed Securities - Non-Agency	—	15,098,147	1,897,066	16,995,213
Asset-Backed Securities - Non-Agency	—	9,274,659	572,182	9,846,841
Inflation-Indexed Bonds	—	5,833,748	—	5,833,748
U.S. Treasury Obligations	31,443,868	—	—	31,443,868
Foreign Government Obligations	—	5,850,464	—	5,850,464
Municipal Bonds	—	1,309,392	—	1,309,392
Total Bonds	31,443,868	264,439,770	2,743,112	298,626,750
Other
Senior Loans
Lodging	—	41,948	11,151	53,099
Technology	—	60,976	52,785	113,761
All Other Industries	—	480,535	—	480,535
Total Other	—	583,459	63,936	647,395
Mutual Funds
Money Market Funds	52,367,922	—	—	52,367,922
Total Mutual Funds	52,367,922	—	—	52,367,922
Investments in Securities	697,508,588	265,023,229	2,807,048	965,338,865
Derivatives
Assets
Futures Contracts	20,510	—	—	20,510
Total	697,529,098	265,023,229	2,807,048	965,359,375

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial mortgage backed securities, asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
22,000	63,013	63,013	22,000

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Cash Management Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 12.8%
Fairway Finance Co. LLC (a)
04/10/14	0.140%	$7,000,000	$6,999,737
05/13/14	0.150%	4,000,000	3,999,300
05/16/14	0.180%	6,000,000	5,998,650
MetLife Short Term Funding LLC (a)
04/22/14	0.120%	20,000,000	19,998,600
05/12/14	0.120%	1,000,000	999,863
Old Line Funding LLC (a)
04/25/14	0.160%	9,000,000	8,999,040
05/12/14	0.170%	6,000,000	5,998,838
Regency Markets No. 1 LLC (a)
04/14/14	0.130%	8,000,000	7,999,596
04/16/14	0.130%	10,000,000	9,999,417
Thunder Bay Funding LLC (a)
07/16/14	0.170%	6,000,000	5,996,997
Total Asset-Backed Commercial Paper (Cost: $76,990,038)			$76,990,038

Commercial Paper 38.9%
Banking 9.0%
BNP Paribas Finance, Inc.
04/01/14	0.030%	5,000,000	5,000,000
HSBC USA, Inc.
04/04/14	0.140%	20,000,000	19,999,700
State Street Corp.
04/09/14	0.140%	10,000,000	9,999,667
07/08/14	0.150%	9,000,000	8,996,325
Wells Fargo & Co.
04/14/14	0.110%	10,000,000	9,999,567
Total			53,995,259
Consumer Products 3.2%
Procter & Gamble Co. (The) (a)
06/04/14	0.090%	13,000,000	12,997,920
06/11/14	0.140%	6,000,000	5,998,343
Total			18,996,263
Integrated Energy 6.7%
Chevron Corp. (a)
05/01/14	0.080%	5,000,000	4,999,667
05/09/14	0.080%	14,000,000	13,998,818
Exxon Mobil Corp.
04/10/14	0.050%	11,000,000	10,999,835
Shell International Finance BV (a)
04/23/14	0.070%	10,000,000	9,999,572
Total			39,997,892
Life Insurance 3.3%
New York Life Capital Corp. (a)
05/13/14	0.100%	10,000,000	9,998,833

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Life Insurance (continued)
05/20/14	0.100%	$10,000,000	$9,998,639
Total			19,997,472
Non-Captive Diversified 3.0%
General Electric Capital Corp.
04/02/14	0.030%	18,000,000	17,999,975
Pharmaceuticals 7.9%
Merck & Co., Inc. (a)
05/01/14	0.070%	11,000,000	10,999,358
05/27/14	0.080%	7,000,000	6,999,129
Pfizer, Inc. (a)
05/14/14	0.080%	10,000,000	9,999,044
Roche Holdings, Inc. (a)
04/04/14	0.050%	7,000,000	6,999,965
04/11/14	0.060%	5,000,000	4,999,917
05/02/14	0.080%	7,000,000	6,999,518
Total			46,996,931
Retailers 2.8%
Wal-Mart Stores, Inc. (a)
04/07/14	0.040%	13,000,000	12,999,892
05/02/14	0.080%	4,000,000	3,999,724
Total			16,999,616
Technology 3.0%
International Business Machines Co. (a)
05/01/14	0.060%	4,000,000	3,999,800
05/19/14	0.070%	14,000,000	13,998,693
Total			17,998,493
Total Commercial Paper (Cost: $232,981,901)			$232,981,901

Certificates of Deposit 15.2%
Australia and New Zealand Banking Group Ltd.
04/04/14	0.090%	18,000,000	18,000,000
Bank of Montreal
04/01/14	0.070%	18,000,000	18,000,000
Branch Banking and Trust Co.
05/02/14	0.110%	20,000,000	20,000,000
Canadian Imperial Bank of Commerce
04/01/14	0.060%	18,000,000	18,000,000
Toronto Dominion Bank
08/05/14	0.150%	17,000,000	17,000,000
Total Certificates of Deposit (Cost: $91,000,000)			$91,000,000

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 11.9%
Federal Home Loan Bank Discount Notes
05/02/14	0.070%	$3,000,000	$2,999,819
05/23/14	0.060%	13,000,000	12,998,873
06/04/14	0.070%	13,000,000	12,998,359
06/18/14	0.070%	9,000,000	8,998,635
Federal Home Loan Banks Discount Notes
05/07/14	0.060%	12,500,000	12,499,250
Federal Home Loan Banks Discount Notes
05/05/14	0.060%	5,000,000	4,999,717
05/21/14	0.060%	13,000,000	12,998,917
Federal National Mortgage Association Discount Notes
04/21/14	0.060%	3,000,000	2,999,892
Total U.S. Government & Agency Obligations (Cost: $71,493,462)			$71,493,462

Repurchase Agreements 5.9%
Tri-Party Barclays Bank PLC dated 03/31/14, matures 04/01/14, repurchase price $9,100,013 (collateralized by U.S. Treasury Bond Total Market Value $9,100,001)
04/01/14	0.050%	9,100,000	$9,100,000
Tri-Party RBC Capital Markets LLC dated 03/31/14, matures 04/01/14, repurchase price $13,000,011 (collateralized by U.S. Treasury Bond Total Market Value $13,260,044)
04/01/14	0.030%	13,000,000	13,000,000
Tri-Party TD Securities (USA) LLC dated 03/31/14, matures 04/01/14, repurchase price $13,000,018 (collateralized by U.S. Treasury Note Total Market Value $13,260,050)
04/01/14	0.050%	13,000,000	13,000,000
Total Repurchase Agreements (Cost: $35,100,000)			$35,100,000

Treasury Bills 9.3%
U.S. Treasury Bills
04/10/14	0.020%	30,000,000	$29,999,830
04/17/14	0.060%	9,000,000	8,999,760
04/24/14	0.030%	10,500,000	10,499,772
05/08/14	0.060%	6,500,000	6,499,626
Total Treasury Bills (Cost: $55,998,988)			$55,998,988

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Securities - Non-Agency 4.7%
ABS Other 1.9%
CIT Equipment Collateral Series 2013-VT1 Class A1 (b)
11/20/14	0.300%	$565,233	$565,233
CNH Equipment Trust
Series 2013-C Class A1
09/15/14	0.250%	1,231,193	1,231,193
Series 2014-A Class A1
02/17/15	0.200%	1,683,590	1,683,590
GE Equipment Small Ticket LLC Series 2013-1A Class A1 (b)
08/25/14	0.230%	878,879	878,879
GE Equipment Transportation LLC Series 2013-2 Class A1
10/24/14	0.260%	1,130,027	1,130,027
GreatAmerica Leasing Receivables Series 2014-1 Class A1 (b)
03/15/15	0.250%	3,135,236	3,135,236
MMAF Equipment Finance LLC Series 2013-AA Class A1 (b)
09/05/14	0.280%	444,443	444,443
Volvo Financial Equipment LLC Series 2014-1A Class A1 (b)
03/16/15	0.210%	2,100,000	2,100,000
Total			11,168,601
Car Loan 2.8%
Ally Auto Receivables Trust/Lease Series 2014-SN1 Class A1
03/20/15	0.210%	2,800,000	2,800,000
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A1
12/05/14	0.250%	365,805	365,805
CarMax Auto Owner Trust Series 2013-4 Class A1
11/17/14	0.240%	1,215,975	1,215,975
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A1
08/20/14	0.290%	979,932	979,932
Series 2014-1 Class A1
02/20/15	0.250%	3,344,857	3,344,857
Honda Auto Receivables Owner Trust Series 2013-4 Class A1
11/18/14	0.240%	1,819,093	1,819,093
Hyundai Auto Lease Securitization Trust Series 2013-B Class A1 (b)
08/15/14	0.250%	110,556	110,556
M&T Bank Auto Receivables Trust Series 2013-1A Class A1 (b)
09/15/14	0.250%	1,300,148	1,300,148

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
Nissan Auto Lease Trust Series 2013-B Class A1
11/17/14	0.240%	$948,823	$948,823
SMART Trust Series 2014-1US Class A1
03/14/15	0.220%	3,300,000	3,300,000
Volkswagen Auto Lease Trust Series 2014-A Class A1
02/20/15	0.200%	689,469	689,469
World Omni Automobile Lease Securitization Trust Series 2013-A Class A1
10/10/14	0.250%	89,336	89,336
Total			16,963,994
Total Asset-Backed Securities - Non-Agency (Cost: $28,132,595)			$28,132,595

Issuer	Effective Yield	Principal Amount	Value

U.S. Treasury Obligations 1.8%
U.S. Treasury (c)
01/31/16	0.100%	$11,000,000	$10,996,468
Total U.S. Treasury Obligations (Cost: $10,996,468)			$10,996,468
Total Investments
(Cost: $602,693,452) (d)			$602,693,452(e)
Other Assets & Liabilities, Net			(2,752,039)
Net Assets			$599,941,413

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $226,976,870 or 37.83% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $12,859,284 or 2.14% of net assets.

(c)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2014. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d)	Also represents the cost of securities for federal income tax purposes at March 31, 2014.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	76,990,038	—	76,990,038
Commercial Paper	—	232,981,901	—	232,981,901
Certificates of Deposit	—	91,000,000	—	91,000,000
U.S. Government & Agency Obligations	—	71,493,462	—	71,493,462
Repurchase Agreements	—	35,100,000	—	35,100,000
Treasury Bills	—	55,998,988	—	55,998,988
Total Short-Term Securities	—	563,564,389	—	563,564,389
Bonds
Asset-Backed Securities - Non-Agency	—	28,132,595	—	28,132,595
U.S. Treasury Obligations	—	10,996,468	—	10,996,468
Total Bonds	—	39,129,063	—	39,129,063
Total	—	602,693,452	—	602,693,452

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Consolidated Portfolio of Investments

Columbia Variable Portfolio – Commodity Strategy Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 27.3%
Federal Home Loan Banks Discount Notes
06/02/14	0.030%	$12,500,000	$12,499,350
Federal Home Loan Mortgage Corp. Discount Notes
06/04/14	0.030%	7,000,000	6,999,629
09/02/14	0.050%	5,000,000	4,998,930
Federal National Mortgage Association Discount Notes
05/19/14	0.040%	10,000,000	9,999,414
Total U.S. Government & Agency Obligations (Cost: $34,495,419)			$34,497,323

Treasury Bills 14.2%
United States 14.2%
U.S. Treasury Bills
05/29/14	0.030%	10,000,000	$9,999,526
08/28/14	0.060%	8,000,000	7,998,176
Total			17,997,702
Total Treasury Bills (Cost: $17,996,703)			$17,997,702

	Shares	Value

Money Market Funds 52.6%
Columbia Short-Term Cash Fund, 0.094% (a)(b)	66,375,648	$66,375,648
Total Money Market Funds (Cost: $66,375,648)		$66,375,648
Total Investments
(Cost: $118,867,770) (c)		$118,870,673(d)
Other Assets & Liabilities, Net		7,411,348
Net Assets		$126,282,021

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $7,617,997 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
GASOLINE RBOB	81	USD	9,926,696	04/2014	—	(96,973)
NATURAL GAS	261	USD	11,408,310	04/2014	—	(362,111)
SUGAR #11	259	USD	5,154,722	04/2014	224,640	—
BRENT CRUDE	101	USD	10,872,650	05/2014	37,390	—
CATTLE FEEDER	31	USD	2,756,675	05/2014	25,292	—
COFFEE ‘C’	54	USD	3,602,475	05/2014	709,328	—
CORN	398	USD	9,989,800	05/2014	1,065,620	—
COTTON NO.2	22	USD	1,028,720	05/2014	27,420	—
LME NICKEL	51	USD	4,862,646	05/2014	206,899	—
SILVER	49	USD	4,839,240	05/2014	—	(107,075)
SOYBEAN	105	USD	7,686,000	05/2014	762,984	—
SOYBEAN MEAL	39	USD	1,869,270	05/2014	206,122	—
GOLD 100 OZ	81	USD	10,398,780	06/2014	—	(559,965)
SOYBEAN MEAL	38	USD	1,761,680	07/2014	28,370	—
LIVE CATTLE	84	USD	4,520,880	08/2014	127,399	—
NY Harb ULSD	36	USD	4,419,878	08/2014	7,366	—
WTI CRUDE	76	USD	7,447,240	08/2014	122,046	—
COPPER	54	USD	4,085,775	09/2014	28,762	—
KC HRW WHEAT	44	USD	1,695,100	09/2014	102,610	—
LME LEAD	81	USD	4,212,000	09/2014	26,149	—
LME PRI ALUM	37	USD	1,680,494	09/2014	24,009	—
LME ZINC	66	USD	3,301,650	09/2014	—	(33,647)
WHEAT (CBT)	129	USD	4,571,438	09/2014	240,932	—
COTTON NO.2	9	USD	360,000	12/2014	2,501	—
SOYBEAN OIL	151	USD	3,609,504	12/2014	—	(258,105)
					3,975,839	(1,417,876)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	56,735,746	50,906,153	(41,266,251)	66,375,648	13,149	66,375,648

(c)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $118,868,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$3,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
U.S. Government & Agency Obligations	—	34,497,323	—	34,497,323
Treasury Bills	17,997,702	—	—	17,997,702
Total Short-Term Securities	17,997,702	34,497,323	—	52,495,025
Mutual Funds
Money Market Funds	66,375,648	—	—	66,375,648
Total Mutual Funds	66,375,648	—	—	66,375,648
Investments in Securities	84,373,350	34,497,323	—	118,870,673
Derivatives
Assets
Futures Contracts	3,975,839	—	—	3,975,839
Liabilities
Futures Contracts	(1,417,876)	—	—	(1,417,876)
Total	86,931,313	34,497,323	—	121,428,636

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 11.7%
Auto Components 0.6%
Delphi Automotive PLC	18,300	$1,241,838
Hotels, Restaurants & Leisure 0.9%
Marriott International, Inc., Class A	10,700	599,414
Starwood Hotels & Resorts Worldwide, Inc.	16,920	1,346,832
Total		1,946,246
Household Durables 0.7%
Whirlpool Corp.	10,275	1,535,702
Internet & Catalog Retail 0.1%
Priceline Group, Inc. (The) (a)	280	333,729
Media 4.1%
Comcast Corp., Class A	83,105	4,156,912
DIRECTV (a)	20,895	1,596,796
Time Warner Cable, Inc.	5,950	816,221
Viacom, Inc., Class B	23,905	2,031,686
Total		8,601,615
Specialty Retail 4.1%
Best Buy Co., Inc.	87,405	2,308,366
GameStop Corp., Class A	17,020	699,522
Home Depot, Inc. (The)	59,920	4,741,470
Lowe’s Companies, Inc.	19,635	960,151
Total		8,709,509
Textiles, Apparel & Luxury Goods 1.2%
Nike, Inc., Class B	11,825	873,394
VF Corp.	25,670	1,588,460
Total		2,461,854
TOTAL CONSUMER DISCRETIONARY		24,830,493
CONSUMER STAPLES 9.5%
Food & Staples Retailing 2.7%
CVS Caremark Corp.	17,070	1,277,860
Kroger Co. (The)	85,370	3,726,400
Wal-Mart Stores, Inc.	8,450	645,834
Total		5,650,094
Food Products 2.6%
Archer-Daniels-Midland Co.	38,225	1,658,583
Tyson Foods, Inc., Class A	89,405	3,934,714
Total		5,593,297

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.7%
Kimberly-Clark Corp.	12,880	$1,420,020
Tobacco 3.5%
Altria Group, Inc.	96,815	3,623,785
Lorillard, Inc.	68,225	3,689,608
Total		7,313,393
TOTAL CONSUMER STAPLES		19,976,804
ENERGY 10.2%
Energy Equipment & Services 1.8%
National Oilwell Varco, Inc.	49,935	3,888,439
Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	9,365	793,777
Chevron Corp. (b)	27,545	3,275,376
ConocoPhillips	65,145	4,582,951
Exxon Mobil Corp.	19,205	1,875,944
Murphy Oil Corp.	8,795	552,854
Phillips 66	41,590	3,204,925
Valero Energy Corp.	64,535	3,426,809
Total		17,712,636
TOTAL ENERGY		21,601,075
FINANCIALS 16.0%
Banks 4.8%
Citigroup, Inc.	37,815	1,799,994
Comerica, Inc.	17,885	926,443
Fifth Third Bancorp	11,010	252,680
JPMorgan Chase & Co.	99,680	6,051,573
KeyCorp	74,800	1,065,152
Total		10,095,842
Capital Markets 3.2%
BlackRock, Inc.	8,175	2,570,874
Goldman Sachs Group, Inc. (The)	17,920	2,936,192
State Street Corp.	19,315	1,343,358
Total		6,850,424
Consumer Finance 2.0%
Discover Financial Services	39,065	2,273,192
SLM Corp.	75,935	1,858,889
Total		4,132,081
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc., Class B (a)	6,600	824,802

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 3.4%
ACE Ltd.	7,360	$729,082
Aon PLC	11,625	979,755
MetLife, Inc.	20,500	1,082,400
Prudential Financial, Inc.	35,905	3,039,358
Travelers Companies, Inc. (The)	16,600	1,412,660
Total		7,243,255
Real Estate Investment Trusts (REITs) 2.2%
Public Storage	22,870	3,853,366
Simon Property Group, Inc.	5,185	850,340
Total		4,703,706
TOTAL FINANCIALS		33,850,110
HEALTH CARE 13.3%
Biotechnology 2.4%
Amgen, Inc.	8,200	1,011,388
Celgene Corp. (a)	8,150	1,137,740
Gilead Sciences, Inc. (a)	32,260	2,285,943
Pharmacyclics, Inc. (a)	1,530	153,337
Vertex Pharmaceuticals, Inc. (a)	7,410	524,035
Total		5,112,443
Health Care Equipment & Supplies 3.8%
Becton Dickinson and Co.	16,725	1,958,163
CR Bard, Inc.	12,250	1,812,755
Medtronic, Inc.	68,660	4,225,336
Total		7,996,254
Health Care Providers & Services 2.0%
AmerisourceBergen Corp.	19,180	1,258,016
Cardinal Health, Inc.	10,300	720,794
WellPoint, Inc.	22,215	2,211,504
Total		4,190,314
Pharmaceuticals 5.1%
Eli Lilly & Co.	65,745	3,869,751
Merck & Co., Inc.	10,700	607,439
Pfizer, Inc.	194,920	6,260,830
Total		10,738,020
TOTAL HEALTH CARE		28,037,031
INDUSTRIALS 11.0%
Aerospace & Defense 3.4%
Lockheed Martin Corp.	16,900	2,758,756
Northrop Grumman Corp.	12,695	1,566,309
Raytheon Co.	29,175	2,882,198
Total		7,207,263

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	26,345	$2,565,476
Airlines 0.9%
Southwest Airlines Co.	76,795	1,813,130
Electrical Equipment 2.6%
Emerson Electric Co.	60,185	4,020,358
Rockwell Automation, Inc.	9,215	1,147,728
Roper Industries, Inc.	2,955	394,522
Total		5,562,608
Industrial Conglomerates 0.3%
Danaher Corp.	7,600	570,000
Machinery 2.1%
Caterpillar, Inc.	13,000	1,291,810
Illinois Tool Works, Inc.	31,600	2,570,028
Pentair Ltd.	8,600	682,324
Total		4,544,162
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	3,465	344,248
Road & Rail 0.3%
Union Pacific Corp.	3,030	568,610
TOTAL INDUSTRIALS		23,175,497
INFORMATION TECHNOLOGY 18.8%
Communications Equipment 3.5%
Cisco Systems, Inc.	211,715	4,744,533
QUALCOMM, Inc.	34,150	2,693,069
Total		7,437,602
Internet Software & Services 1.4%
Google, Inc., Class A (a)	1,045	1,164,663
VeriSign, Inc. (a)	33,105	1,784,690
Total		2,949,353
IT Services 3.3%
MasterCard, Inc., Class A	62,650	4,679,955
Visa, Inc., Class A	10,700	2,309,702
Total		6,989,657
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.	18,040	958,646

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp., Class A	17,625	$554,835
First Solar, Inc. (a)	4,900	341,971
Intel Corp.	58,220	1,502,658
Total		3,358,110
Software 6.1%
Microsoft Corp.	165,330	6,776,877
Oracle Corp.	139,345	5,700,604
VMware, Inc., Class A (a)	4,320	466,646
Total		12,944,127
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	11,435	6,137,622
TOTAL INFORMATION TECHNOLOGY		39,816,471
MATERIALS 3.6%
Chemicals 3.0%
CF Industries Holdings, Inc.	3,800	990,432
LyondellBasell Industries NV, Class A	34,600	3,077,324
PPG Industries, Inc.	12,295	2,378,591
Total		6,446,347
Paper & Forest Products 0.6%
International Paper Co.	25,635	1,176,134
TOTAL MATERIALS		7,622,481

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 2.1%
Verizon Communications, Inc.	95,435	$4,539,843
TOTAL TELECOMMUNICATION SERVICES		4,539,843
UTILITIES 3.4%
Independent Power and Renewable Electricity Producers 1.1%
AES Corp. (The)	159,565	2,278,588
Multi-Utilities 2.3%
Ameren Corp.	20,270	835,124
Public Service Enterprise Group, Inc.	104,380	3,981,053
Total		4,816,177
TOTAL UTILITIES		7,094,765
Total Common Stocks (Cost: $169,802,543)		$210,544,570

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.094% (c)(d)	751,808	$751,808
Total Money Market Funds (Cost: $751,808)		$751,808
Total Investments
(Cost: $170,554,351)		$211,296,378(e)
Other Assets & Liabilities, Net		(82,922)
Net Assets		$211,213,456

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $95,128 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	2	USD	932,300	06/2014	6,543	—
S&P500 EMINI	1	USD	93,230	06/2014	678	—
Total					7,221	—

Notes to Portfolio of Investments

(a)             Non-income producing.

(b)             This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)             The rate shown is the seven-day current annualized yield at March 31, 2014.

(d)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	293,288	5,708,649	(5,250,129)	751,808	273	751,808

(e)             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD    US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	24,830,493	—	—	24,830,493
Consumer Staples	19,976,804	—	—	19,976,804
Energy	21,601,075	—	—	21,601,075
Financials	33,850,110	—	—	33,850,110
Health Care	28,037,031	—	—	28,037,031
Industrials	23,175,497	—	—	23,175,497
Information Technology	39,816,471	—	—	39,816,471
Materials	7,622,481	—	—	7,622,481
Telecommunication Services	4,539,843	—	—	4,539,843
Utilities	7,094,765	—	—	7,094,765
Total Equity Securities	210,544,570	—	—	210,544,570
Mutual Funds
Money Market Funds	751,808	—	—	751,808
Total Mutual Funds	751,808	—	—	751,808
Investments in Securities	211,296,378	—	—	211,296,378
Derivatives
Assets
Futures Contracts	7,221	—	—	7,221
Total	211,303,599	—	—	211,303,599

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Diversified Bond Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 45.2%

Aerospace & Defense 0.3%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$300,000	$295,875
Bombardier, Inc. (a)
Senior Unsecured
03/15/20	7.750%	174,000	194,880
Bombardier, Inc. (a)(b)
Senior Unsecured
04/15/19	4.750%	205,000	205,000
10/15/22	6.000%	235,000	235,000
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	277,000	297,775
L-3 Communications Corp.
02/15/21	4.950%	4,335,000	4,642,984
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	1,880,000	1,916,760
TransDigm, Inc.
12/15/18	7.750%	129,000	138,352
10/15/20	5.500%	19,000	19,333
07/15/21	7.500%	54,000	59,805
Total			8,005,764
Automotive 2.3%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	158,000	164,518
03/15/21	6.250%	239,000	254,535
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	383,000	419,385
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	183,000	199,928
Ford Motor Co.
Senior Unsecured
02/01/29	6.375%	4,355,000	4,974,237
07/16/31	7.450%	4,846,000	6,218,004
11/01/46	7.400%	2,780,000	3,603,992
Ford Motor Credit Co. LLC
Senior Unsecured
06/15/16	3.984%	10,027,000	10,624,399
01/17/17	1.500%	12,713,000	12,675,153
01/15/20	8.125%	2,250,000	2,837,239
General Motors Co. (a)
Senior Unsecured
10/02/18	3.500%	22,245,000	22,634,287
10/02/23	4.875%	275,000	281,875
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	106,000	110,505
Schaeffler Finance BV Senior Secured (a)
02/15/19	8.500%	231,000	258,142

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Automotive (continued)
Visteon Corp.
04/15/19	6.750%	$383,000	$402,629
Total			65,658,828
Banking 12.2%
Ally Financial, Inc.
02/15/17	5.500%	222,000	240,870
03/15/20	8.000%	873,000	1,051,965
BNP Paribas SA (a)(c)
06/29/49	5.186%	8,856,000	9,088,470
Bank of America Corp.
Senior Unsecured
01/11/23	3.300%	7,832,000	7,550,745
Subordinated Notes
05/02/17	5.700%	4,090,000	4,549,082
Bank of America Corp. (b)
Senior Unsecured
04/01/19	2.650%	17,492,000	17,547,782
Bank of Montreal Senior Unsecured
01/25/19	2.375%	24,812,000	24,928,021
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	1,680,000	1,918,202
Bank of New York Mellon Corp. (The) (c)
12/29/49	4.500%	13,655,000	12,391,912
Barclays Bank PLC (a)(c)
09/29/49	7.434%	16,378,000	18,220,525
Barclays Bank PLC (c)
12/15/49	6.278%	6,230,000	6,183,275
Subordinated Notes
04/10/23	7.750%	4,235,000	4,669,088
Citigroup, Inc.
Subordinated Notes
09/13/25	5.500%	5,434,000	5,788,286
08/25/36	6.125%	3,465,000	3,790,790
Citigroup, Inc. (c)
04/29/49	5.350%	16,857,000	15,634,867
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(c)
12/31/49	11.000%	3,670,000	4,871,925
Credit Agricole SA (a)(c)
12/31/49	8.375%	3,546,000	4,024,710
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	3,005,000	3,218,409
11/21/22	3.850%	3,204,000	3,145,127
HBOS PLC Subordinated Notes (a)
05/21/18	6.750%	25,935,000	29,382,851
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	4,755,000	5,185,209
JPMorgan Chase & Co.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Senior Unsecured
01/25/23	3.200%	$4,410,000	$4,276,245
JPMorgan Chase & Co. (c)
12/29/49	5.150%	15,899,000	14,905,312
JPMorgan Chase Capital XXI (c)
02/02/37	1.188%	17,993,000	14,081,502
JPMorgan Chase Capital XXIII (c)
05/15/47	1.236%	8,680,000	6,596,800
LBG Capital No.1 PLC (a)
11/01/20	7.875%	2,810,000	3,072,474
Lloyds Banking Group PLC (a)(c)
11/29/49	6.267%	1,568,000	1,568,000
12/31/49	6.413%	4,851,000	4,838,872
12/31/49	6.657%	7,348,000	7,384,740
M&T Bank Corp.
12/31/49	6.875%	13,094,000	13,096,213
Mellon Capital IV (c)
06/29/49	4.000%	535,000	455,820
Natixis (a)(c)
12/31/49	10.000%	4,305,000	5,075,595
PNC Financial Services Group, Inc. (The) (c)
05/29/49	4.454%	7,617,000	7,639,851
12/31/49	4.850%	7,330,000	6,871,875
Rabobank Capital Funding Trust III (a)(c)
12/31/49	5.254%	4,195,000	4,399,506
Royal Bank of Scotland PLC (The) Subordinated Notes (c)
03/16/22	9.500%	5,140,000	6,026,650
Santander Holdings USA, Inc. Senior Unsecured
08/27/18	3.450%	15,489,000	16,025,260
State Street Capital Trust IV (c)
06/01/67	1.233%	5,150,000	4,223,000
State Street Corp.
03/15/18	4.956%	17,490,000	19,053,571
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	572,000	649,935
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	3,993,000	3,840,487
UBS Preferred Funding Trust V (c)
05/29/49	6.243%	3,525,000	3,762,938
Wachovia Capital Trust III (c)
03/29/49	5.570%	20,062,000	19,284,597
Wells Fargo Capital X
12/15/36	5.950%	5,618,000	5,618,000
Total			356,129,354

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Brokerage —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	$339,000	$368,663
Nuveen Investments, Inc. Senior Unsecured (a)
10/15/20	9.500%	417,000	444,105
Total			812,768
Building Materials 0.1%
Allegion US Holding Co., Inc. (a)
10/01/21	5.750%	212,000	223,130
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	276,000	284,280
Gibraltar Industries, Inc.
02/01/21	6.250%	103,000	109,824
HD Supply, Inc.
07/15/20	7.500%	362,000	395,032
Secured
04/15/20	11.000%	190,000	225,625
Nortek, Inc.
12/01/18	10.000%	55,000	60,363
04/15/21	8.500%	303,000	338,602
Ply Gem Industries, Inc. (a)
02/01/22	6.500%	149,000	150,117
USG Corp. (a)
11/01/21	5.875%	81,000	86,063
Total			1,873,036
Chemicals 0.7%
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV (a)
05/01/21	7.375%	297,000	322,988
Celanese U.S. Holdings LLC
06/15/21	5.875%	273,000	293,475
Huntsman International LLC
11/15/20	4.875%	149,000	149,931
INEOS Group Holdings SA (a)
02/15/19	5.875%	269,000	274,716
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	399,000	460,845
Lubrizol Corp.
02/01/19	8.875%	2,305,000	2,977,562
LyondellBasell Industries NV
Senior Unsecured
04/15/19	5.000%	6,650,000	7,404,503
11/15/21	6.000%	7,535,000	8,826,137
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	171,000	182,970

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)
PQ Corp. Secured (a)
05/01/18	8.750%	$762,000	$830,580
Total			21,723,707
Construction Machinery 0.2%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	128,000	139,200
Case New Holland Industrial, Inc.
12/01/17	7.875%	690,000	809,025
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	3,360,000	3,199,926
Columbus McKinnon Corp.
02/01/19	7.875%	274,000	295,235
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	436,000	454,530
United Rentals North America, Inc.
12/15/19	9.250%	327,000	360,517
04/15/22	7.625%	288,000	322,920
06/15/23	6.125%	215,000	227,900
11/15/24	5.750%	191,000	192,433
Secured
07/15/18	5.750%	263,000	281,410
Total			6,283,096
Consumer Cyclical Services 0.2%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	203,000	178,441
APX Group, Inc.
12/01/20	8.750%	205,000	208,588
Senior Secured
12/01/19	6.375%	467,000	476,340
Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	6,335,000	5,885,842
Monitronics International, Inc.
04/01/20	9.125%	290,000	310,662
Total			7,059,873
Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured PIK
11/01/17	7.750%	154,000	159,198
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	259,000	284,900
Spectrum Brands, Inc.
03/15/20	6.750%	403,000	436,751

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Products (continued)
11/15/20	6.375%	$247,000	$267,377
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	261,000	271,440
Tempur Sealy International, Inc.
12/15/20	6.875%	97,000	106,094
Total			1,525,760
Diversified Manufacturing 0.8%
Amsted Industries, Inc. (a)
03/15/22	5.000%	222,000	223,110
Entegris, Inc. (a)(b)
04/01/22	6.000%	150,000	153,375
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	465,000	478,950
General Electric Co.
Senior Unsecured
10/09/22	2.700%	12,934,000	12,535,710
10/09/42	4.125%	7,805,000	7,499,770
03/11/44	4.500%	3,055,000	3,102,392
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	431,000	464,403
Total			24,457,710
Electric 4.2%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	150,000	171,000
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	8,549,000	9,867,051
01/15/42	4.100%	2,033,000	1,952,650
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	9,787,000	10,844,728
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	277,000	290,850
Commonwealth Edison Co. 1st Mortgage
03/15/36	5.900%	2,485,000	3,015,702
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	6,989,000	6,617,828
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	21,000	21,749

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
Duke Energy Progress, Inc. 1st Mortgage
03/30/44	4.375%	$2,850,000	$2,858,809
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	7,415,000	7,392,496
03/15/23	4.250%	4,175,000	4,049,495
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	1,170,000	1,204,606
MidAmerican Energy Co. (b)
1st Mortgage
10/15/24	3.500%	3,695,000	3,676,931
10/15/44	4.400%	6,995,000	6,952,960
NRG Energy, Inc. (a)
07/15/22	6.250%	588,000	604,170
Nevada Power Co.
05/15/18	6.500%	4,500,000	5,282,361
08/01/18	6.500%	912,000	1,078,680
05/15/41	5.450%	6,935,000	8,013,309
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	4,309,000	4,768,305
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	3,825,000	4,168,768
PPL Capital Funding, Inc.
06/01/18	1.900%	3,680,000	3,620,207
06/15/22	4.200%	3,860,000	4,002,345
06/01/23	3.400%	10,211,000	9,878,377
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	5,471,000	5,290,939
01/15/40	5.400%	1,819,000	1,991,843
Sierra Pacific Power Co.
05/15/16	6.000%	7,522,000	8,334,504
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	3,460,000	3,526,640
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	2,015,000	2,343,751
Total			121,821,054
Entertainment 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	43,000	49,558
Activision Blizzard, Inc. (a)
09/15/21	5.625%	702,000	751,140
09/15/23	6.125%	51,000	55,526
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	234,000	236,925

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Entertainment (continued)
Cinemark USA, Inc.
12/15/22	5.125%	$149,000	$149,000
Regal Entertainment Group Senior Unsecured
03/15/22	5.750%	69,000	71,070
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (d)(e)
07/01/15	9.300%	507,892	507,892
Total			1,821,111
Food and Beverage 1.0%
ARAMARK Corp.
03/15/20	5.750%	250,000	264,062
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	3,881,000	3,530,173
08/02/42	3.800%	5,076,000	4,221,252
Coca-Cola Co. (The) Senior Unsecured
11/01/23	3.200%	6,445,000	6,337,987
ConAgra Foods, Inc.
Senior Unsecured
01/25/18	1.900%	2,805,000	2,781,317
01/25/23	3.200%	1,850,000	1,766,891
10/01/28	7.000%	4,769,000	5,797,130
Darling International, Inc. (a)
01/15/22	5.375%	328,000	337,020
Diamond Foods, Inc. (a)
03/15/19	7.000%	70,000	72,450
Heineken NV Senior Unsecured (a)
10/01/42	4.000%	1,260,000	1,130,291
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	201,000	196,980
TreeHouse Foods, Inc.
03/15/22	4.875%	66,000	66,412
Wm. Wrigley Jr., Co. (a)
Senior Unsecured
10/21/16	1.400%	2,370,000	2,380,075
10/21/18	2.400%	1,540,000	1,544,454
Total			30,426,494
Foreign Agencies 0.1%
Nexen Energy ULC
05/15/37	6.400%	1,630,000	1,875,322

Gaming 0.1%
Boyd Gaming Corp.
07/01/20	9.000%	54,000	59,738
Caesars Entertainment Operating Co., Inc.
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gaming (continued)
02/15/20	8.500%	$214,000	$189,390
02/15/20	9.000%	89,000	79,878
GLP Capital LP/Financing II Inc. (a)
11/01/23	5.375%	265,000	272,287
MGM Resorts International
03/01/18	11.375%	412,000	532,510
10/01/20	6.750%	51,000	56,546
PNK Finance Corp. (a)
08/01/21	6.375%	481,000	500,240
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	154,000	151,883
Seminole Tribe of Florida, Inc. Senior Secured (a)
10/01/20	6.535%	546,000	603,330
Seneca Gaming Corp. (a)
12/01/18	8.250%	297,000	317,790
Studio City Finance Ltd. (a)
12/01/20	8.500%	226,000	253,120
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	177,000	154,211
Wynn Macau Ltd. Senior Unsecured (a)
10/15/21	5.250%	402,000	409,035
Total			3,579,958
Gas Distributors 0.2%
Sempra Energy
Senior Unsecured
06/01/16	6.500%	2,530,000	2,816,310
12/01/23	4.050%	2,526,000	2,581,804
Total			5,398,114
Gas Pipelines 2.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	559,000	563,192
03/15/24	4.875%	168,000	167,580
Crestwood Midstream Partners LP/Corp. (a)
03/01/22	6.125%	131,000	136,895
DCP Midstream LLC (a)(c)
05/21/43	5.850%	7,190,000	6,758,600
El Paso LLC Senior Secured
09/15/20	6.500%	557,000	610,969
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	7,652,000	8,102,649
Enterprise Products Operating LLC
03/15/23	3.350%	4,870,000	4,750,364
02/01/41	5.950%	5,205,000	5,959,267
02/15/42	5.700%	2,070,000	2,297,816

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	$957,000	$1,040,737
Kinder Morgan Energy Partners LP
Senior Unsecured
03/01/21	3.500%	5,196,000	5,175,497
01/15/38	6.950%	2,290,000	2,742,477
09/01/39	6.500%	2,895,000	3,285,973
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	306,000	330,480
02/15/23	5.500%	449,000	461,348
07/15/23	4.500%	114,000	109,725
NiSource Finance Corp.
02/15/23	3.850%	3,230,000	3,200,103
12/15/40	6.250%	3,615,000	4,115,829
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	455,000	484,006
07/15/21	6.500%	467,000	500,857
03/01/22	5.875%	111,000	115,163
04/15/23	5.500%	317,000	319,378
Sabine Pass Liquefaction LLC Senior Secured
02/01/21	5.625%	319,000	328,969
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	2,980,000	3,135,827
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	2,890,000	3,823,002
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	8,828,000	9,145,808
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	5,370,000	5,035,991
Williams Partners LP Senior Unsecured
04/15/40	6.300%	2,575,000	2,925,967
Total			75,624,469
Health Care 0.6%
Biomet, Inc.
08/01/20	6.500%	504,000	542,808
10/01/20	6.500%	175,000	185,938
CHS/Community Health Systems, Inc.
11/15/19	8.000%	294,000	323,033
Senior Secured
08/15/18	5.125%	318,000	333,900
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	420,000	438,900
Senior Secured
08/01/21	5.125%	77,000	78,925
Catamaran Corp.
03/15/21	4.750%	77,000	78,059

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	$181,000	$186,430
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	357,000	397,162
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	326,000	346,782
Emdeon, Inc.
12/31/19	11.000%	307,000	356,120
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	159,000	171,323
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	223,000	249,760
HCA, Inc.
02/15/22	7.500%	647,000	739,197
Senior Secured
03/15/19	3.750%	131,000	131,491
02/15/20	6.500%	579,000	648,480
02/15/20	7.875%	119,000	126,676
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	211,000	222,078
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	185,000	212,750
LifePoint Hospitals, Inc. (a)
12/01/21	5.500%	219,000	228,308
MPH Acquisition Holdings LLC Senior Unsecured (a)
04/01/22	6.625%	294,000	301,350
McKesson Corp. Senior Unsecured
12/15/22	2.700%	9,995,000	9,310,542
Multiplan, Inc. (a)
09/01/18	9.875%	558,000	604,732
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	231,000	259,298
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	188,000	189,410
04/01/21	4.500%	282,000	275,655
Senior Unsecured
04/01/22	8.125%	677,000	756,547
Tenet Healthcare Corp. (a)
Senior Secured
10/01/20	6.000%	157,000	168,186
Total			17,863,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Healthcare Insurance 0.1%
WellPoint, Inc. Senior Unsecured
01/15/23	3.300%	$3,400,000	$3,260,546

Home Construction 0.1%
Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	14,000	14,455
KB Home
05/15/19	4.750%	147,000	148,103
Meritage Homes Corp.
03/01/18	4.500%	198,000	202,950
04/15/20	7.150%	69,000	76,935
04/01/22	7.000%	165,000	181,913
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	194,000	213,885
Standard Pacific Corp.
12/15/21	6.250%	171,000	182,115
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a)
03/01/24	5.625%	154,000	152,075
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	269,000	296,572
04/15/21	5.250%	15,000	15,150
Total			1,484,153
Independent Energy 2.1%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	2,315,000	2,648,581
03/15/40	6.200%	2,060,000	2,385,274
Antero Resources Finance Corp.
08/01/19	7.250%	69,000	73,657
Antero Resources Finance Corp. (a)
11/01/21	5.375%	185,000	187,775
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	447,000	476,055
Aurora U.S.A. Oil & Gas, Inc. (a)
04/01/20	7.500%	526,000	579,915
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	304,000	326,040
Chesapeake Energy Corp.
08/15/20	6.625%	731,000	821,461
02/15/21	6.125%	742,000	808,780
03/15/23	5.750%	293,000	310,214
Comstock Resources, Inc.
06/15/20	9.500%	421,000	479,940
Concho Resources, Inc.
01/15/21	7.000%	1,054,000	1,162,035
04/01/23	5.500%	6,055,000	6,297,200
Continental Resources, Inc.
04/01/21	7.125%	578,000	654,585

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)
09/15/22	5.000%	$11,955,000	$12,552,750
04/15/23	4.500%	5,122,000	5,304,712
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	95,000	106,637
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	350,000	404,250
EnCana Corp. Senior Unsecured
11/15/21	3.900%	2,105,000	2,160,185
Halcon Resources Corp.
07/15/20	9.750%	21,000	22,628
05/15/21	8.875%	115,000	119,312
Halcon Resources Corp. (a)
07/15/20	9.750%	103,000	110,725
Hess Corp.
Senior Unsecured
02/15/19	8.125%	1,465,000	1,833,982
10/01/29	7.875%	2,290,000	3,007,539
08/15/31	7.300%	810,000	1,023,827
Kodiak Oil & Gas Corp.
12/01/19	8.125%	368,000	408,020
01/15/21	5.500%	424,000	435,130
02/01/22	5.500%	649,000	664,414
Laredo Petroleum, Inc.
02/15/19	9.500%	577,000	636,864
05/01/22	7.375%	227,000	251,970
Laredo Petroleum, Inc. (a)
01/15/22	5.625%	252,000	255,150
MEG Energy Corp. (a)
03/31/24	7.000%	195,000	206,212
Oasis Petroleum, Inc.
11/01/21	6.500%	1,120,000	1,204,000
01/15/23	6.875%	95,000	103,075
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)
02/15/22	7.500%	413,000	435,715
Plains Exploration & Production Co.
02/15/23	6.875%	358,000	398,275
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	295,000	324,500
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	60,000	64,800
Range Resources Corp.
05/15/19	8.000%	425,000	444,656
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (a)
09/30/20	5.298%	2,161,900	2,325,340
SM Energy Co. Senior Unsecured
11/15/21	6.500%	215,000	232,200
SandRidge Energy, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)
10/15/22	8.125%	$157,000	$171,130
02/15/23	7.500%	49,000	52,185
Whiting Petroleum Corp.
10/01/18	6.500%	25,000	26,313
03/15/21	5.750%	492,000	528,900
Woodside Finance Ltd. (a)
05/10/21	4.600%	8,405,000	8,995,695
Total			62,022,603
Integrated Energy 1.0%
BP Capital Markets PLC
02/10/24	3.814%	6,995,000	7,057,556
Chevron Corp.
Senior Unsecured
12/05/22	2.355%	5,645,000	5,304,832
06/24/23	3.191%	4,695,000	4,638,087
Shell International Finance BV
08/21/22	2.375%	9,800,000	9,227,171
03/25/40	5.500%	3,430,000	4,012,960
Total			30,240,606
Life Insurance 1.3%
ING Capital Funding Trust III (c)
12/31/49	3.834%	2,240,000	2,234,400
ING US, Inc.
07/15/22	5.500%	3,495,000	3,920,383
ING US, Inc. (c)
05/15/53	5.650%	5,115,000	5,084,310
MetLife Capital Trust X (a)
04/08/38	9.250%	9,400,000	12,314,000
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	385,000	442,640
Prudential Financial, Inc. (c)
06/15/38	8.875%	6,959,000	8,524,775
09/15/42	5.875%	3,530,000	3,684,437
03/15/44	5.200%	2,429,000	2,410,783
Total			38,615,728
Lodging —%
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	522,000	546,795
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	140,000	151,568
Total			698,363
Media Cable 0.6%
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	150,000	151,125
01/31/22	6.625%	254,000	271,462
09/30/22	5.250%	7,000	6,913

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)
CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	$609,000	$703,395
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	167,000	170,340
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	356,000	372,020
Cogeco Cable, Inc. (a)
05/01/20	4.875%	87,000	86,565
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	2,315,000	2,489,025
DISH DBS Corp.
06/01/21	6.750%	750,000	840,000
Mediacom Broadband LLC/Corp. Senior Unsecured (a)
04/15/21	5.500%	38,000	38,190
NBCUniversal Enterprise, Inc. (a)
04/15/19	1.974%	5,045,000	4,928,830
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	349,000	349,872
Time Warner Cable, Inc.
05/01/37	6.550%	1,130,000	1,312,416
09/01/41	5.500%	4,365,000	4,550,993
Videotron Ltd.
07/15/22	5.000%	203,000	203,508
Videotron Ltd. (a)(b)
06/15/24	5.375%	112,000	112,560
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	11,000	11,770
Total			16,598,984
Media Non-Cable 1.0%
21st Century Fox America, Inc.
12/15/35	6.400%	1,875,000	2,240,704
AMC Networks, Inc.
07/15/21	7.750%	477,000	537,221
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	53,000	54,325
02/15/24	5.625%	53,000	54,325
Clear Channel Communications, Inc. PIK
02/01/21	14.000%	213,000	213,000
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	633,000	660,694
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	335,000	361,800
11/15/22	6.500%	476,000	508,725

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)
Hughes Satellite Systems Corp.
06/15/21	7.625%	$137,000	$154,468
Senior Secured
06/15/19	6.500%	203,000	222,792
Intelsat Jackson Holdings SA
10/15/20	7.250%	801,000	869,085
Intelsat Luxembourg SA (a)
06/01/21	7.750%	148,000	155,770
06/01/23	8.125%	337,000	357,220
Lamar Media Corp. (a)
01/15/24	5.375%	72,000	73,800
MDC Partners, Inc. (a)
04/01/20	6.750%	448,000	471,520
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	458,000	478,610
Nielsen Finance LLC/Co.
10/15/18	7.750%	750,000	801,562
10/01/20	4.500%	6,866,000	6,917,495
Reed Elsevier Capital, Inc.
10/15/22	3.125%	7,025,000	6,739,434
Sirius XM Holdings, Inc. (a)
08/15/22	5.250%	210,000	216,300
Thomson Reuters Corp. Senior Unsecured
11/23/23	4.300%	4,445,000	4,552,605
Univision Communications, Inc. (a)
05/15/21	8.500%	226,000	250,295
Senior Secured
11/01/20	7.875%	341,000	377,657
09/15/22	6.750%	242,000	267,712
05/15/23	5.125%	211,000	215,748
Total			27,752,867
Metals 1.0%
Alpha Natural Resources, Inc.
06/01/19	6.000%	20,000	15,250
06/01/21	6.250%	128,000	96,640
ArcelorMittal
Senior Unsecured
02/25/15	4.250%	6,246,000	6,378,727
08/05/15	4.250%	7,793,000	8,026,790
02/25/22	6.750%	317,000	349,013
10/15/39	7.500%	360,000	372,150
03/01/41	7.250%	2,090,000	2,097,837
Arch Coal, Inc. Secured (a)
01/15/19	8.000%	181,000	181,000
CONSOL Energy, Inc.
03/01/21	6.375%	18,000	19,058
Calcipar SA Senior Secured (a)
05/01/18	6.875%	279,000	297,135

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	$393,000	$431,318
Nucor Corp. Senior Unsecured
08/01/23	4.000%	10,800,000	10,770,883
Peabody Energy Corp.
11/15/21	6.250%	423,000	424,058
Total			29,459,859
Non-Captive Consumer 0.7%
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	6,440,000	6,689,550
HSBC Finance Corp. Subordinated Notes
01/15/21	6.676%	10,225,000	11,931,972
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	405,000	405,000
Springleaf Finance Corp.
06/01/20	6.000%	160,000	162,800
10/01/21	7.750%	202,000	223,715
10/01/23	8.250%	148,000	164,650
Total			19,577,687
Non-Captive Diversified 1.2%
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	509,000	539,540
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	145,000	145,181
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	243,000	254,542
CIT Group, Inc. (a)
Senior Unsecured
02/15/19	5.500%	926,000	995,450
GE Capital Trust I (c)
11/15/67	6.375%	6,769,000	7,445,900
General Electric Capital Corp.
Senior Unsecured
09/07/22	3.150%	7,826,000	7,731,947
01/09/23	3.100%	2,140,000	2,094,097
General Electric Capital Corp. (c)
Subordinated Notes
11/15/67	6.375%	12,297,000	13,526,700
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	28,000	28,560
12/15/20	8.250%	895,000	1,082,494
Total			33,844,411

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	$642,000	$690,150
Oil States International, Inc.
01/15/23	5.125%	213,000	238,560
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	265,000	263,012
Weatherford International Ltd.
03/15/38	7.000%	3,465,000	4,086,985
Total			5,278,707
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp. (a)
02/01/22	5.875%	301,000	305,515

Other Industry 0.6%
CBRE Services, Inc.
03/15/23	5.000%	140,000	140,175
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	8,645,000	7,687,480
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	1,485,000	1,599,446
President and Fellows of Harvard College (a)
01/15/39	6.500%	7,120,000	9,419,262
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	90,000	95,512
Total			18,941,875
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/19	6.250%	160,000	167,200
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	84,000	86,100
06/15/17	6.000%	14,000	14,490
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	413,000	433,134
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	417,000	436,808
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	268,000	286,760
08/15/19	9.875%	316,000	353,130
Senior Secured
08/15/19	7.875%	265,000	291,831
Total			2,069,453

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals 1.0%
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	$45,000	$46,330
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	325,000	332,312
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	149,000	165,763
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	8,944,000	9,793,367
Merck & Co., Inc. Senior Unsecured
09/15/22	2.400%	3,995,000	3,736,100
Novartis Capital Corp.
05/06/24	3.400%	10,320,000	10,298,774
Roche Holdings, Inc. (a)
03/01/19	6.000%	1,858,000	2,182,890
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	270,000	297,000
07/15/21	7.500%	285,000	320,625
12/01/21	5.625%	210,000	220,762
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	576,000	623,520
Total			28,017,443
Property & Casualty 0.8%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	204,000	216,240
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	604,000	644,770
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	3,385,000	3,623,243
05/01/42	6.500%	2,930,000	3,471,420
Senior Unsecured
03/15/35	6.500%	5,765,000	6,709,463
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	6,500,000	8,570,562
Total			23,235,698
Railroads 0.7%
BNSF Funding Trust I (c)
12/15/55	6.613%	8,050,000	8,895,250
CSX Corp. Senior Unsecured
05/30/42	4.750%	4,105,000	4,177,252
Union Pacific Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Railroads (continued)
Senior Unsecured
08/15/18	5.700%	$2,950,000	$3,377,352
02/15/19	2.250%	4,135,000	4,134,590
Total			20,584,444
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	2,735,000	3,311,571

REITs 0.9%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	8,760,000	9,195,293
CyrusOne LP/Finance Corp.
11/15/22	6.375%	341,000	359,755
DuPont Fabros Technology LP
09/15/21	5.875%	131,000	138,533
Duke Realty LP
02/15/15	7.375%	2,060,000	2,176,905
08/15/19	8.250%	4,294,000	5,316,646
06/15/22	4.375%	3,630,000	3,696,015
Simon Property Group LP Senior Unsecured
02/01/23	2.750%	6,985,000	6,623,421
Total			27,506,568
Restaurants 0.9%
McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	11,670,000	10,270,617
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	16,472,000	16,355,197
11/01/43	5.350%	215,000	224,564
Total			26,850,378
Retailers 0.6%
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	232,000	258,970
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	69,000	70,553
J. Crew Group, Inc. Senior Unsecured PIK (a)
05/01/19	7.750%	168,000	173,460
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	157,000	162,888
L Brands, Inc.
04/01/21	6.625%	414,000	465,232

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	$12,275,000	$14,513,629
Michaels Stores, Inc. (a)
12/15/20	5.875%	93,000	94,046
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	124,000	134,540
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	365,000	385,987
Total			16,259,305
Supermarkets 0.9%
Kroger Co. (The)
12/15/18	6.800%	3,245,000	3,851,809
06/01/29	7.700%	4,342,000	5,547,964
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	17,130,000	16,106,482
Total			25,506,255
Technology 0.8%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	271,000	283,872
04/01/20	6.375%	271,000	288,615
Audatex North America, Inc. (a)
06/15/21	6.000%	232,000	247,660
11/01/23	6.125%	127,000	135,096
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	242,000	258,638
CDW LLC/Finance Corp.
04/01/19	8.500%	167,000	182,865
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	136,000	139,060
07/15/21	7.000%	166,000	185,090
First Data Corp.
01/15/21	11.250%	102,000	116,408
01/15/21	12.625%	404,000	480,760
06/15/21	10.625%	116,000	130,500
08/15/21	11.750%	38,000	39,900
First Data Corp. (a)
Secured
01/15/21	8.250%	454,000	492,590
Senior Secured
08/15/20	8.875%	291,000	322,282
11/01/20	6.750%	375,000	404,062
Goodman Networks, Inc.
Senior Secured
07/01/18	12.125%	165,000	175,725
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.375%	163,000	173,799

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)
Iron Mountain, Inc.
08/15/23	6.000%	$155,000	$164,688
NCR Corp. (a)
Senior Unsecured
12/15/21	5.875%	82,000	86,305
12/15/23	6.375%	441,000	468,011
NXP BV/Funding LLC (a)
02/15/21	5.750%	209,000	222,585
Nuance Communications, Inc. (a)
08/15/20	5.375%	389,000	386,569
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	18,732,000	17,619,394
07/15/23	3.625%	1,275,000	1,291,089
VeriSign, Inc.
05/01/23	4.625%	231,000	221,760
Total			24,517,323
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	125,000	134,062
ERAC U.S.A. Finance LLC (a)
10/15/37	7.000%	3,184,000	4,004,396
Hertz Corp. (The)
10/15/18	7.500%	279,000	297,135
01/15/21	7.375%	183,000	201,300
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	124,000	132,370
Total			4,769,263
Wireless 0.5%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	661,000	671,741
Rogers Communications, Inc. Senior Unsecured
03/15/44	5.000%	6,639,000	6,684,006
SBA Telecommunications, Inc.
07/15/20	5.750%	630,000	659,925
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	233,000	253,970
11/15/21	11.500%	167,000	222,110
Sprint Communications, Inc. (a)
11/15/18	9.000%	935,000	1,143,037
03/01/20	7.000%	125,000	144,063
Sprint Corp. (a)
09/15/21	7.250%	278,000	303,020
09/15/23	7.875%	262,000	288,200
T-Mobile USA, Inc.
04/28/20	6.542%	103,000	110,854
04/28/21	6.633%	298,000	320,350
01/15/22	6.125%	106,000	111,035

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless (continued)
04/28/22	6.731%	$168,000	$179,970
04/01/23	6.625%	285,000	302,100
04/28/23	6.836%	88,000	94,380
01/15/24	6.500%	106,000	111,035
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	1,843,000	1,867,788
Wind Acquisition Finance SA Senior Secured (a)
04/30/20	6.500%	447,000	486,113
Total			13,953,697
Wirelines 2.0%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	2,245,000	2,413,375
Embarq Corp. Senior Unsecured
06/01/36	7.995%	2,570,000	2,681,520
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	339,000	386,884
01/15/23	7.125%	255,000	264,562
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	302,000	341,260
06/01/19	8.875%	92,000	101,085
Level 3 Financing, Inc.
06/01/20	7.000%	86,000	93,203
07/15/20	8.625%	138,000	154,733
Level 3 Financing, Inc. (a)
01/15/21	6.125%	161,000	169,855
Level 3 Financing, Inc. (a)(c)
01/15/18	3.846%	81,000	82,418
PAETEC Holding Corp.
12/01/18	9.875%	605,000	663,987
Telecom Italia Capital SA
06/04/18	6.999%	7,445,000	8,440,769
Telefonica Emisiones SAU
04/27/18	3.192%	4,677,000	4,790,141
02/16/21	5.462%	1,007,000	1,105,750
Verizon Communications, Inc.
Senior Unsecured
09/14/18	3.650%	5,969,000	6,354,192
04/01/21	4.600%	3,437,000	3,726,464
11/01/22	2.450%	11,260,000	10,261,125
03/15/24	4.150%	2,895,000	2,941,169
Verizon New England, Inc.
11/15/29	7.875%	2,215,000	2,720,507
Verizon New York, Inc.
04/01/32	7.375%	6,385,000	7,622,273
Verizon Virginia LLC
10/01/29	8.375%	2,305,000	2,859,157

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	$268,000	$310,880
Senior Secured
01/01/20	8.125%	292,000	320,470
Total			58,805,779
Total Corporate Bonds & Notes (Cost: $1,302,305,848)			$1,315,409,339

Residential Mortgage-Backed Securities - Agency 16.0%
Federal Home Loan Mortgage Corp. (f)
06/01/43	3.500%	10,240,752	10,304,243
05/01/41-06/01/41	4.500%	18,110,647	19,417,668
07/01/39	5.000%	3,227,232	3,514,561
06/01/33	5.500%	434,532	481,783
09/01/28-07/01/37	6.000%	11,205,068	13,026,994
04/01/30-04/01/32	7.000%	372,678	425,235
08/01/24	8.000%	33,732	38,751
01/01/25	9.000%	12,434	14,329
Federal National Mortgage Association (b)(f)
04/16/29	2.500%	16,000,000	15,987,501
04/16/29-04/10/44	3.000%	74,625,000	73,074,351
04/16/29-04/10/44	3.500%	33,500,000	34,378,906
04/10/44	4.500%	12,000,000	12,800,626
Federal National Mortgage Association (f)
09/01/28	3.000%	3,979,814	4,090,519
03/01/43-08/01/43	3.500%	22,691,133	22,862,475
09/01/41-06/01/42	4.000%	75,948,044	79,077,395
05/01/39-08/01/41	4.500%	27,071,709	28,927,961
05/01/41	5.000%	4,052,989	4,437,954
02/01/29-09/01/36	5.500%	10,424,478	11,615,071
10/01/28-08/01/35	6.000%	8,993,987	10,176,695
05/01/29-07/01/38	7.000%	13,024,995	14,999,018
02/01/27-09/01/31	7.500%	187,198	212,546
11/01/21-04/01/22	8.000%	19,009	21,491
04/01/23	8.500%	23,349	25,191
06/01/24	9.000%	34,510	38,333
Federal National Mortgage Association (f)(g)
04/01/34-01/01/36	5.500%	10,085,364	11,205,140
Federal National Mortgage Association (f)(h)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	161,528	5,074

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Government National Mortgage Association (b)(f)
04/22/44	3.000%	$14,260,000	$14,021,590
04/22/44	3.500%	18,000,000	18,362,812
04/22/44	4.000%	28,500,000	29,933,906
Government National Mortgage Association (f)
05/15/42	3.000%	11,402,244	11,233,334
06/15/41	4.500%	18,595,161	20,121,275

Total Residential Mortgage-Backed Securities - Agency (Cost: $457,493,141)			$464,832,728

Residential Mortgage-Backed Securities - Non-Agency 4.9%
American General Mortgage Loan Trust CMO Series 2009-1 Class A7 (a)(c)(f)
09/25/48	5.750%	7,117,609	7,195,042
BCAP LLC Trust (a)(c)(f)
08/26/36	0.276%	3,350,965	3,275,719
01/26/37	0.326%	5,229,642	5,121,326
09/26/36	3.500%	7,341,113	7,327,183
CMO Series 2012-RR10 Class 5A5
04/26/36	0.421%	8,417,178	8,154,913
CMO Series 2012-RR10 Class 9A1
10/26/35	2.654%	1,429,856	1,466,232
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	6,879,384	7,022,562
BCAP LLC (a)(c)(f)
05/26/47	0.364%	2,916,195	2,675,609
CMO Series 2013-RR3 Class 2A1
02/26/37	2.412%	2,759,452	2,735,668
Series 2013-RR2 Class 7A1
07/26/36	3.000%	4,009,108	3,986,657
Banc of America Funding Corp. CMO Series 2012-R5 Class A (a)(c)(f)
10/03/39	0.415%	5,081,026	5,011,071
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A (a)(c)(f)
01/28/33	2.981%	1,284,514	1,278,220
CAM Mortgage Trust CMO Series 2014-1 Class A (a)(c)(f)
12/15/53	3.352%	771,433	772,343
Citigroup Mortgage Loan Trust, Inc. (a)(c)(f)
CMO Series 2012-7 Class 12A1
03/25/36	2.614%	1,647,962	1,672,786
CMO Series 2012-9 Class 1A1
02/20/36	5.067%	4,117,647	4,196,759
CMO Series 2013-2 Class 1A1
11/25/37	5.962%	4,095,105	4,227,266
Citigroup Mortgage Loan Trust, Inc. (a)(f)
CMO Series 2012-A Class A
06/25/51	2.500%	3,119,305	3,042,075
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR6 Class 2A1 (c)(f)
10/25/34	2.700%	4,094,439	4,138,950
Credit Suisse Mortgage Capital Certificates (a)(c)(f)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2011-16R Class 7A3
12/27/36	3.500%	$1,192,823	$1,211,275
CMO Series 2011-17R Class 3A1
10/27/35	2.354%	4,957,474	4,972,083
CMO Series 2012-4R Class 8A1
06/27/47	2.819%	2,120,760	2,121,084
GCAT Series 2013-RP1 Class A1 (a)(c)(f)
06/25/18	3.500%	4,484,307	4,487,051
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (a)(c)(f)
10/26/36	3.250%	690,605	687,011
Morgan Stanley Re-Remic Trust (a)(c)(f)
CMO Series 2013-R1 Class 4A
12/26/36	2.051%	3,992,033	4,044,428
CMO Series 2013-R2 Class 1A
10/26/36	2.012%	8,395,414	8,420,600
CMO Series 2013-R3 Class 10A
10/26/35	2.654%	3,689,462	3,785,266
CMO Series 2013-R8 Class 12A
09/26/36	2.466%	3,876,126	3,915,329
Morgan Stanley Resecuritization Trust (a)(c)(f)
CMO Series 2013-R9 Class 2A
06/26/46	2.692%	6,036,224	6,163,564
CMO Series 2013-R9 Class 3A
05/26/36	2.451%	7,252,778	7,325,204
CMO Series 2013-R9 Class 4A
06/26/46	2.587%	3,786,178	3,840,846
Series 2014-R1 Class A
08/26/36	2.431%	4,650,000	4,655,002
Nomura Asset Acceptance Corp. (c)(f)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.669%	220,652	225,072
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,396,268	1,423,874
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (a)(c)(f)
01/26/37	0.328%	3,589,028	3,428,619
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(c)(f)
08/26/52	2.734%	980,613	985,629
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (c)(f)
12/25/34	4.740%	204,176	208,922
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (a)(c)(f)
03/25/34	3.466%	2,050,000	2,057,032
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1 (a)(c)(f)
11/25/53	3.960%	1,600,331	1,609,934

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (c)(f)
08/25/33	2.410%	$4,318,017	$4,379,726

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $142,876,129)			$143,247,932

Commercial Mortgage-Backed Securities - Non-Agency 7.2%
Aventura Mall Trust Series 2013-AVM Class D (a)(c)(f)
12/05/32	3.743%	1,905,000	1,864,475
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (c)(f)
05/15/46	5.771%	11,320,000	12,541,756
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (f)
10/15/49	5.431%	4,435,000	4,837,481
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (c)(f)
07/15/44	5.216%	2,550,301	2,677,609
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (c)(f)
06/15/39	5.678%	4,278,261	4,658,547
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(c)(f)
09/18/39	5.467%	3,185,975	3,443,730
DBRR Trust (a)(f)
Series 2012-EZ1 Class A
09/25/45	0.946%	597,498	598,347
09/25/45	1.393%	1,067,000	1,065,537
09/25/45	2.062%	4,714,396	4,722,163
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (c)(f)
06/10/48	4.772%	2,907,000	2,976,742
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4 (c)(f)
08/10/45	5.819%	5,775,218	6,404,231
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)(f)
08/10/45	5.819%	3,475,000	3,588,160
General Electric Capital Assurance Co. (a)(c)(f)
Series 2003-1 Class A4
05/12/35	5.254%	1,654,989	1,710,834
Series 2003-1 Class A5
05/12/35	5.743%	4,845,000	5,491,115
Greenwich Capital Commercial Funding Corp. (c)(f)
Series 2005-GG5 Class AM
04/10/37	5.277%	7,138,232	7,553,406
Series 2006-GG7 Class AM
07/10/38	5.820%	3,930,000	4,277,789

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Greenwich Capital Commercial Funding Corp. (f)
Series 2007-GG11 Class A4
12/10/49	5.736%	$13,347,000	$14,873,387
Series 2007-GG9 Class A4
03/10/39	5.444%	11,355,000	12,439,845
JPMorgan Chase Commercial Mortgage Securities Trust (c)(f)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,748,416	1,787,156
Series 2006-LDP6 Class ASB
04/15/43	5.490%	2,385,066	2,438,750
JPMorgan Chase Commercial Mortgage Securities Trust (f)
Series 2005-LDP2 Class A3
07/15/42	4.697%	1,379,873	1,395,822
LB-UBS Commercial Mortgage Trust (c)(f)
Series 2006-C4 Class AM
06/15/38	5.853%	1,278,000	1,395,493
LB-UBS Commercial Mortgage Trust (f)
Series 2006-C1 Class A4
02/15/31	5.156%	4,599,000	4,884,520
Series 2007-C2 Class A3
02/15/40	5.430%	14,978,590	16,505,462
Merrill Lynch/Countrywide Commercial Mortgage Trust (c)(f)
Series 2007-6 Class A4
03/12/51	5.485%	9,336,000	10,279,944
Series 2007-8 Class A3
08/12/49	5.894%	12,592,000	14,064,433
Morgan Stanley Capital I, Inc. (c)(f)
Series 2007-IQ15 Class A4
06/11/49	5.908%	14,185,962	15,809,843
Morgan Stanley Capital I, Inc. (f)
Series 2007-IQ16 Class A4
12/12/49	5.809%	2,982,000	3,316,667
Morgan Stanley Re-Remic Trust (a)(c)(f)
Series 2009-GG10 Class A4B
08/12/45	5.819%	4,394,000	4,835,426
Series 2010-GG10 Class A4A
08/15/45	5.819%	10,885,667	12,065,651
Series 2010-GG10 Class A4B
08/12/45	5.819%	3,845,000	4,231,273
ORES NPL LLC Series 2014-LV3 Class A (a)(f)
04/25/26	3.000%	7,000,000	7,000,000
RIAL (a)(f)
06/20/28	2.500%	1,643,442	1,643,442
Rialto Real Estate Fund Series 2013-LT2 Class A (a)(f)
05/22/28	2.833%	1,236,097	1,233,941
SMA 1 LLC Series 2012-LV1 Class A (a)(f)
08/20/25	3.500%	172,425	172,525
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(f)
08/15/39	5.551%	1,090,263	1,113,342
Wachovia Bank Commercial Mortgage Trust (c)(f)
Series 2006-C24 Class A3
03/15/45	5.558%	4,622,000	4,951,438

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2006-C27 Class AM
07/15/45	5.795%	$2,922,000	$3,187,218

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $208,496,358)			$208,037,500

Asset-Backed Securities - Agency 3.5%

Small Business Administration Participation Certificates
Series 2011-20K Class 1
11/01/31	2.870%	4,838,020	4,793,950
Series 2012-20C Class 1
03/01/32	2.510%	2,172,476	2,098,727
Series 2012-20G Class 1
07/01/32	2.380%	1,177,617	1,133,181
Series 2012-20J Class 1
10/01/32	2.180%	4,936,092	4,661,376
Series 2012-20L Class 1
12/01/32	1.930%	1,168,795	1,083,034
Series 2013-20A Class 1
01/01/33	2.130%	2,470,489	2,312,676
Series 2013-20B Class 1
02/01/33	2.210%	11,165,844	10,495,600
Series 2013-20C Class 1
03/01/33	2.220%	9,041,847	8,490,085
Series 2013-20D Class 1
04/01/33	2.080%	10,416,624	9,748,810
Series 2013-20F Class 1
06/01/33	2.450%	6,098,572	5,825,340
Series 2013-20G Class 1
07/01/33	3.150%	3,096,649	3,080,729
Series 2013-20H Class 1
08/01/33	3.160%	12,333,369	12,334,130
Series 2013-20I Class 1
09/01/33	3.620%	8,836,026	9,041,741
Series 2013-20K Class 1
11/01/33	3.380%	3,785,000	3,836,700
Series 2013-20L Class 1
12/01/33	3.380%	12,510,000	12,781,473
Series 2014-20A Class 1
01/01/34	3.460%	1,805,000	1,829,475
Series 2014-20B Class 1
02/01/34	3.230%	3,300,000	3,292,028
Series 2014-20C Class 1
03/01/34	3.210%	6,000,000	5,940,342

Total Asset-Backed Securities - Agency (Cost: $104,820,816)			$102,779,397

Asset-Backed Securities - Non-Agency 9.6%

ARES XXVI CLO Ltd. Series 2013-1A Class A (a)(c)
04/15/25	1.339%	7,839,000	7,728,925
Ally Auto Receivables Trust Series 2013-2 Class A3
01/15/18	0.790%	8,850,000	8,859,715

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	$2,184,000	$2,176,109
Ally Master Owner Trust (c)
Series 2014-2 Class A
01/16/18	0.526%	4,135,000	4,135,050
American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	6,545,000	6,538,287
Atrium X (a)(c)
Series 10A Class A
07/16/25	1.357%	7,465,000	7,366,753
Series 10A Class B1
07/16/25	1.887%	2,795,000	2,741,456
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	6,300,000	6,300,764
Cabela’s Master Credit Card Trust Series 2014-1 Class A (c)
03/16/20	0.504%	1,230,000	1,230,000
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	19,685,000	19,634,902
Carlyle Global Market Strategies Series 2013-2A Class A1 (a)(c)
04/18/25	1.387%	2,935,000	2,901,327
Chase Issuance Trust
Series 2013-A8 Class A8
10/15/18	1.010%	19,495,000	19,489,623
Chase Issuance Trust (b)(c)
Series 2014-A3 Class A3
05/15/18	0.353%	6,345,000	6,345,000
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6
09/07/18	1.320%	21,390,000	21,563,943
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (c)
06/25/37	5.817%	628,429	629,972
Countrywide Asset-Backed Certificates (c)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,126,658	1,076,995
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	2,071,023	2,050,237
Ford Credit Auto Lease Trust Series 2014-A Class A2B (c)
10/15/16	0.334%	4,500,000	4,491,885
Ford Credit Auto Owner Trust Series 2013-D Class A3
04/15/18	0.670%	12,915,000	12,901,818
Hertz Fleet Lease Funding LP Series 2014-1 Class A (a)(c)
04/10/28	0.572%	2,755,000	2,755,000
Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	10,480,000	10,486,053

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (a)(c)
05/01/22	0.468%	$16,776,000	$16,443,181
MAPS CLO Fund II, Ltd. Series 2007-2A Class A1 (a)(c)
07/20/22	0.477%	6,845,000	6,630,361
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	7,225,000	7,232,526
Mountain View CLO III Ltd. (a)(c)
Series 2007-3A Class A1
04/16/21	0.452%	16,075,633	15,924,409
Series 2007-3A Class A2
04/16/21	0.577%	735,000	706,980
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	4,105,000	4,113,497
Nissan Auto Receivables Owner Trust Series 2013-C Class A3
08/15/18	0.670%	13,156,000	13,147,610
Nomad CLO Ltd. Series 2013-1A Class A1 (a)(c)
01/15/25	1.439%	8,650,000	8,545,101
OHA Credit Partners VIII Ltd. (a)(c)
Series 2013-8A Class A
04/20/25	1.357%	5,950,000	5,859,149
Series 2013-8A Class B
04/20/25	1.887%	4,413,000	4,316,099
Porsche Innovative Lease Owner Trust Series 2013-1 Class A3 (a)
08/22/16	0.700%	6,300,000	6,308,223
Race Point VIII CLO Ltd. Series 2013-8A Class A (a)(c)
02/20/25	1.485%	9,735,000	9,663,837
SLM Student Loan Trust Series 2014-2 Class A1 (c)
07/25/19	0.443%	5,320,000	5,320,000
SMART Trust Series 2012-1USA Class A4A (a)
12/14/17	2.010%	2,572,000	2,616,575
SVO VOI Mortgage Corp. Series 2012-AA Class A (a)
09/20/29	2.000%	2,576,337	2,563,981
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(c)
01/15/24	0.989%	8,469,500	8,312,374
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	8,460,000	8,458,467

Total Asset-Backed Securities - Non-Agency (Cost: $277,331,028)			$277,566,184

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 6.8%

U.S. Treasury
02/29/16	0.250%	$24,375,000	$24,310,254
01/15/17	0.750%	45,235,000	45,167,871
02/28/19	1.500%	67,758,300	67,080,717
02/15/24	2.750%	17,148,900	17,186,422
U.S. Treasury (g)
11/15/43	3.750%	40,990,000	42,437,439

Total U.S. Treasury Obligations (Cost: $195,835,625)			$196,182,703

U.S. Government & Agency Obligations 1.6%

Residual Funding Corp. (i)
STRIPS
10/15/19	0.000%	42,129,000	37,320,185
10/15/20	0.000%	10,145,000	8,600,941

Total U.S. Government & Agency Obligations (Cost: $46,409,622)			$45,921,126

Foreign Government Obligations(j) 1.2%

BRAZIL 0.3%
Brazilian Government International Bond
Senior Unsecured
01/20/34	8.250%	783,000	1,037,475
01/07/41	5.625%	6,619,000	6,682,741
Total			7,720,216

CHILE 0.1%
Chile Government International Bond Senior Unsecured
10/30/22	2.250%	1,650,000	1,509,750

COLOMBIA 0.2%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	5,894,000	6,601,709

FRANCE 0.1%
Electricite de France SA (a)(c)
12/31/49	5.625%	1,440,000	1,468,800

ITALY 0.1%
Republic of Italy Senior Unsecured
09/27/23	6.875%	2,855,000	3,462,258

MEXICO 0.1%
Mexico Government International Bond
Senior Unsecured
03/15/22	3.625%	3,380,000	3,383,380

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)

MEXICO (CONTINUED)
03/08/44	4.750%	$1,380,000	$1,311,000
Total			4,694,380

POLAND 0.1%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	3,270,000	3,568,387

QATAR 0.1%
Nakilat, Inc. Senior Secured (a)
12/31/33	6.067%	3,630,000	3,795,891

TURKEY 0.1%
Turkey Government International Bond
01/14/41	6.000%	2,345,000	2,303,963

Total Foreign Government Obligations (Cost: $35,086,050)			$35,125,354

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.1%

California 0.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,260,000	1,477,022

Georgia 0.1%
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013-C
10/01/23	4.000%	3,500,000	3,914,015

Illinois —%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,020,000	1,189,922

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

Kentucky 0.4%
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	$12,521,573	$12,939,793

Ohio 0.3%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	4,470,000	4,298,486
Series 2013-B
01/01/35	4.532%	4,210,000	4,099,530
Total			8,398,016
Puerto Rico 0.2%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (k)
07/01/35	8.000%	1,385,000	1,293,535
Puerto Rico Sales Tax Financing Corp. (k)
1st Subordinated Revenue Bonds
Series 2010C
08/01/41	5.250%	2,065,000	1,537,558
Revenue Bonds
First Subordinated Series 2009A-1
08/01/43	5.250%	1,715,000	1,267,625
First Subordinated Series 2009B
08/01/44	6.500%	685,000	588,942
Total			4,687,660
Total Municipal Bonds (Cost: $32,776,011)			$32,606,428

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 3.1%

Banking 2.8%
Citigroup Capital XIII (c)
10/30/40	7.875%	1,005,050	$27,880,087
HSBC Holdings PLC
12/31/49	8.000%	313,175	8,446,330
M&T Bank Corp. (c)
12/31/49	6.375%	7,540	7,596,550
12/31/49	6.375%	800	800,000
PNC Financial Services Group, Inc. (The) (c)
12/31/49	6.125%	428,550	11,446,570
State Street Corp. (c)
12/31/49	5.900%	310,000	8,025,900
U.S. Bancorp (c)
12/31/49	6.500%	461,999	13,120,772

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)

Banking (continued)
Wells Fargo & Co. (c)
12/31/49	5.850%	200,000	$4,980,000
Total			82,296,209
Building Materials 0.2%
Stanley Black & Decker, Inc.
07/25/52	5.750%	204,525	4,902,464

Property & Casualty 0.1%
Allstate Corp. (The) (c)
01/15/53	5.100%	165,225	4,114,103

Total Preferred Debt (Cost: $91,663,264)			$91,312,776

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.9%

Brokerage —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (c)(l)
02/28/19	6.500%	348,347	$348,782

Building Materials —%
Ply Gem Industries, Inc. Term Loan (c)(l)
02/01/21	4.000%	31,000	31,013

Chemicals —%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (c)(l)
02/01/20	4.000%	229,268	229,268

Construction Machinery —%
CPM Acquisition Corp. 1st Lien Term Loan (c)(l)
08/29/17	6.250%	488,162	491,213

Consumer Cyclical Services —%
New Breed, Inc. Term Loan (c)(l)
10/01/19	6.000%	264,268	264,598

Diversified Manufacturing —%
Gardner Denver, Inc. (b)(c)(l)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Diversified Manufacturing (continued)
Term Loan
03/08/20	4.250%	$50,745	$50,722
Gardner Denver, Inc. (c)(l)
Term Loan
03/08/20	4.250%	101,633	101,588
Total			152,310

Food and Beverage 0.7%
Diamond Foods, Inc. Term Loan (c)(l)
08/20/18	4.250%	52,000	52,098
HJ Heinz Co. (c)(l)
Tranche B1 Term Loan
06/07/19	3.250%	15,683,283	15,709,944
Tranche B2 Term Loan
06/05/20	3.500%	4,178,947	4,195,496
Total			19,957,538

Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(l)
03/20/20	8.500%	223,000	223,836
Community Health Systems, Inc. Tranche D Term Loan (c)(l)
01/27/21	4.250%	102,742	103,533
ConvaTec, Inc. Term Loan (c)(l)
12/22/16	4.000%	94,051	94,168
MPH Acquisition Holdings LLC Tranche B Term Loan (c)(l)
03/31/21	4.000%	218,000	217,455
U.S. Renal Care, Inc. (b)(c)(l)
1st Lien Term Loan
07/03/19	4.250%	129,329	129,060
US Renal Care, Inc. (c)(l)
1st Lien Term Loan
07/03/19	4.250%	528,641	527,541
U.S. Renal Care, Inc. (c)(l)
2nd Lien Term Loan
01/03/20	10.250%	376,000	382,580
United Surgical Partners International, Inc. Tranche B Term Loan (c)(l)
04/03/19	4.750%	212,029	212,735
Total			1,890,908

Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (c)(l)
12/28/20	6.250%	85,000	86,169

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Lodging (continued)
Hilton Worldwide Financial LLC Term Loan (c)(l)
10/26/20	3.500%	$225,132	$225,392
Playa Resorts Holding Term Loan (c)(l)
08/09/19	4.000%	121,390	121,770
Total			433,331
Metals —%
Arch Coal, Inc. Term Loan (c)(l)
05/16/18	6.250%	354,201	348,789

Other Industry —%
Interline Brands, Inc. 1st Lien Term Loan (b)(c)(l)
03/17/21	4.000%	103,000	102,871

Packaging —%
Ardagh Holdings USA, Inc. Tranche B Term Loan (b)(c)(l)
12/17/19	4.000%	104,000	103,956

Property & Casualty 0.1%
Asurion LLC (b)(c)(l)
Term Loan
05/24/19	5.000%	45,882	45,957
Asurion LLC (c)(l)
Term Loan
05/24/19	5.000%	674,803	675,903
Asurion LLC (b)(c)(l)
2nd Lien Term Loan
03/03/21	8.500%	484,000	499,125
Total			1,220,985

Retailers —%
Neiman Marcus Group, Inc. (The) Term Loan (c)(l)
10/25/20	4.250%	290,272	291,027
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(l)
08/21/20	5.750%	362,000	369,468
Total			660,495

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology —%
Applied Systems, Inc. (c)(l)
1st Lien Term Loan
01/25/21	4.250%	$30,922	$31,000
2nd Lien Term Loan
01/24/22	7.500%	36,000	36,540
Blue Coat Systems, Inc. 2nd Lien Term Loan (c)(l)
06/26/20	9.500%	382,000	395,370
ION Trading Technologies SARL 2nd Lien Term Loan (c)(l)
05/22/21	8.250%	122,333	123,556
Triple Point Group Holdings, Inc. 2nd Lien Term Loan (c)(l)
07/10/21	9.250%	101,000	92,163
Total			678,629

Total Senior Loans (Cost: $26,911,393)			$26,914,686

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 3.3%

United States 3.3%
U.S. Treasury Bills
04/17/14	0.050%	96,465,000	96,462,813

Total Treasury Bills (Cost: $96,462,908)			$96,462,813

		Shares	Value

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 0.094% (m)(n)		41,288,509	$41,288,509

Total Money Market Funds (Cost: $41,288,509)			$41,288,509

Total Investments
(Cost: $3,059,756,702) (o)			$3,077,687,475(p)
Other Assets & Liabilities, Net			(169,110,736)
Net Assets			$2,908,576,739

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $4,032,427 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND	(733)	USD	(97,649,344)	06/2014		(1,381,714)
US 2YR NOTE	895	USD	196,508,438	06/2014		(267,673)
US 5YR NOTE	(362)	USD	(43,061,033)	06/2014	262,254
US 10YR NOTE	(738)	USD	(91,143,000)	06/2014	222,669
US ULTRA T-BOND	(99)	USD	(14,302,406)	06/2014		(369,138)
Total					484,923	(2,018,525)

Credit Default Swap Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $4,038,000 were pledged as collateral to cover open credit default swap contracts.

In addition, securities and cash totaling $798,000 and $540,000, respectively, were received from broker as collateral to cover open credit default swap contracts.

At March 31, 2014, securities and cash totaling $9,645,770 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Barclays Bank, PLC	June 20, 2018	1.00	14,335,000	(169,919)	(342,795)	(4,779)	—	(517,493)
Citibank	Marriott International, Inc.	June 20, 2018	1.00	5,810,000	(159,871)	113,419	(1,937)	—	(48,389)
JPMorgan	Barclays Bank, PLC	September 20, 2018	1.00	2,545,000	(26,340)	(51,790)	(849)	—	(78,979)
Citibank	H.J. Heinz Company	September 20, 2018	1.00	5,885,000	19,096	(167,202)	(1,962)	—	(150,068)
Goldman Sachs International	Home Depot, Inc.	September 20, 2018	1.00	6,655,000	(229,938)	175,312	(2,219)	—	(56,845)
Barclays	Morgan Stanley	September 20, 2018	1.00	6,240,000	(61,539)	(211,206)	(2,080)	—	(274,825)
Citibank	Morgan Stanley	September 20, 2018	1.00	9,355,000	(92,259)	(331,336)	(3,118)	—	(426,713)
Citibank	Nucor Corp.	September 20, 2018	1.00	6,040,000	(134,073)	38,599	(2,013)	—	(97,487)
Goldman Sachs International	Nucor Corp.	September 20, 2018	1.00	2,425,000	(53,829)	18,602	(808)	—	(36,035)
Barclays	Telecom Italia SPA	September 20, 2018	1.00	2,605,000	104,305	(228,688)	(869)	—	(125,252)
Goldman Sachs International	Bank of America Corp.	December 20, 2018	1.00	27,660,000	(493,085)	174,646	(9,220)	—	(327,659)
Citibank	CDX Emerging Markets Index 20-V1	December 20, 2018	5.00	8,795,000	(795,036)	557,636	(14,658)	—	(252,058)
Goldman Sachs International	CDX Emerging Markets Index 20-V1	December 20, 2018	5.00	16,145,000	(1,459,449)	1,182,592	(26,908)	—	(303,765)
Morgan Stanley*	CDX North America Investment Grade 21-V1	December 20, 2018	1.00	18,915,000	(103,430)	—	(6,305)	—	(109,735)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 21-V1	December 20, 2018	5.00	153,495,000	(2,373,638)	—	(255,825)	—	(2,629,463)
Goldman Sachs International	Citigroup, Inc.	December 20, 2018	1.00	19,285,000	(237,667)	148,044	(6,428)	—	(96,051)
Barclays	D.R. Horton, Inc.	December 20, 2018	1.00	7,285,000	165,049	(313,379)	(2,428)	—	(150,758)
JPMorgan	D.R. Horton, Inc.	December 20, 2018	1.00	20,610,000	466,940	(869,903)	(6,870)	—	(409,833)
Morgan Stanley	Goldman Sachs Group, Inc.	December 20, 2018	1.00	16,635,000	(79,004)	—	(5,545)	—	(84,549)
Goldman Sachs International	H.J. Heinz Company	December 20, 2018	1.00	14,165,000	112,382	(359,660)	(4,721)	—	(251,999)
Barclays	Limited Brands, Inc.	December 20, 2018	1.00	14,490,000	300,649	(477,584)	(4,830)	—	(181,765)
Barclays	Toll Brothers, Inc.	December 20, 2018	1.00	9,010,000	183,968	(323,805)	(3,003)	—	(142,840)
Goldman Sachs International	Toll Brothers, Inc.	December 20, 2018	1.00	23,395,000	477,684	(984,458)	(7,798)	—	(514,572)
Goldman Sachs International	Citigroup, Inc.	March 20, 2019	1.00	10,000,000	(112,095)	85,289	(3,333)	—	(30,139)
Goldman Sachs International	Home Depot, Inc.	March 20, 2019	1.00	33,275,000	(1,216,356)	1,127,239	(11,092)	—	(100,209)
Barclays	Marriott International, Inc.	March 20, 2019	1.00	7,250,000	(200,582)	173,607	(2,417)	—	(29,392)
Barclays	Safeway, Inc.	March 20, 2019	1.00	1,765,000	163,020	(197,668)	(588)	—	(35,236)
Citibank	Safeway, Inc.	March 20, 2019	1.00	1,765,000	163,020	(197,668)	(588)	—	(35,236)
Goldman Sachs International	Safeway, Inc.	March 20, 2019	1.00	3,530,000	326,041	(354,032)	(1,177)	—	(29,168)
Morgan Stanley	Safeway, Inc.	March 20, 2019	1.00	1,765,000	163,020	(197,668)	(588)	—	(35,236)
Goldman Sachs International	Textron, Inc.	March 20, 2019	1.00	14,325,000	(98,860)	(106,689)	(4,775)	—	(210,324)
Total								—	(7,772,073)

*Centrally cleared swap contract

Interest Rate Swap Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $760,459 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.8250	3/4/2017	USD	49,285,000	(185)	182,643	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.8300	3/7/2017	USD	148,100,000	(606)	540,137	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.6255	3/7/2019	USD	90,235,000	(647)	—	(625,748)
Total								722,780	(625,748)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $525,675,609 or 18.07% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $507,892, representing 0.02% of net assets. Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates 9.300% 07/01/15	12-08-95	507,892

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $507,892, which represents 0.02% of net assets.

(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(h)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(i)	Zero coupon bond.
(j)	Principal and interest may not be guaranteed by the government.
(k)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At March 31, 2014, the value of these securities amounted to $4,687,660 or 0.16% of net assets.

(l)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	171,499,384	111,032,438	(241,243,313)	41,288,509	24,374	41,288,509

(o)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $3,059,757,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$47,311,000
Unrealized Depreciation	(29,381,000)
Net Unrealized Appreciation	$17,930,000

(p)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques usedto measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosedby major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions andjudgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	1,313,219	507,892	1,821,111
All Other Industires	—	1,313,588,228	—	1,313,588,228
Residential Mortgage-Backed Securities - Agency	—	464,832,728	—	464,832,728
Residential Mortgage-Backed Securities - Non-Agency	—	124,829,814	18,418,118	143,247,932
Commercial Mortgage-Backed Securities - Non-Agency	—	200,606,357	7,431,143	208,037,500
Asset-Backed Securities - Agency	—	102,779,397	—	102,779,397
Asset-Backed Securities - Non-Agency	—	277,566,184	—	277,566,184
U.S. Treasury Obligations	196,182,703	—	—	196,182,703
U.S. Government & Agency Obligations	—	45,921,126	—	45,921,126
Foreign Government Obligations	—	35,125,354	—	35,125,354
Municipal Bonds	—	32,606,428	—	32,606,428
Preferred Debt	91,312,776	—	—	91,312,776
Total Bonds	287,495,479	2,599,168,835	26,357,153	2,913,021,467
Other
Senior Loans
Lodging	—	347,162	86,169	433,331
Technology	—	283,259	395,370	678,629
All Other Industries	—	25,802,726	—	25,802,726
Total Other	—	26,433,147	481,539	26,914,686
Short-Term Securities
Treasury Bills	96,462,813	—	—	96,462,813
Total Short-Term Securities	96,462,813	—	—	96,462,813
Mutual Funds
Money Market Funds	41,288,509	—	—	41,288,509
Total Mutual Funds	41,288,509	—	—	41,288,509
Investments in Securities	425,246,801	2,625,601,982	26,838,692	3,077,687,475
Derivatives
Assets
Futures Contracts	484,923	—	—	484,923
Swap Contracts	—	722,780	—	722,780
Liabilities
Futures Contracts	(2,018,525)	—	—	(2,018,525)
Swap Contracts	—	(8,397,821)	—	(8,397,821)
Total	423,713,199	2,617,926,941	26,838,692	3,068,478,832

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2013	662,372	19,397,169	8,990,948	12,652,802	729,660	42,432,951
Accrued discounts/premiums	—	(2,221)	—	—	(93)	(2,314)
Realized gain (loss)	—	48,703	—	—	7,976	56,679
Change in unrealized appreciation (depreciation)(a)	—	(126,541)	2,060	—	(199)	(124,680)
Sales	(154,480)	(2,948,992)	(298,240)	—	(252,293)	(3,654,005)
Purchases	—	2,050,000	—	—	—	2,050,000
Transfers into Level 3	—	—	—	—	387,730	387,730
Transfers out of Level 3	—	—	(1,263,625)	(12,652,802)	(391,242)	(14,307,669)
Balance as of March 31, 2014	507,892	18,418,118	7,431,143	—	481,539	26,838,692

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2014 was $(44,352), which is comprised of  Residential Mortgage-Backed Securities - Non-Agency of $(53,308), Commercial Mortgage-Backed Securities - Non-Agency of $2,060 and Senior Loans of $6,896.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain seniors loans, residential and commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Dividend Opportunity Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.7%
CONSUMER DISCRETIONARY 5.8%
Automobiles 1.1%
Daimler AG, Registered Shares	314,430	$29,711,429
General Motors Co.	162,532	5,594,351
Total		35,305,780
Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	466,596	45,740,406

Household Durables 0.8%
Leggett & Platt, Inc.	825,934	26,958,486

Media 2.5%
Gannett Co., Inc.	979,967	27,047,089
National CineMedia, Inc.	823,935	12,359,025
Pearson PLC	628,281	11,134,274
Reed Elsevier NV	759,889	16,420,011
Regal Entertainment Group, Class A	983,574	18,373,162
Total		85,333,561
TOTAL CONSUMER DISCRETIONARY		193,338,233

CONSUMER STAPLES 12.2%
Beverages 0.9%
Coca-Cola Co. (The)	779,764	30,145,676

Food & Staples Retailing 0.4%
SYSCO Corp.	365,883	13,219,353

Food Products 1.9%
ConAgra Foods, Inc.	603,511	18,726,946
Kraft Foods Group, Inc.	797,487	44,739,021
Total		63,465,967
Household Products 3.6%
Kimberly-Clark Corp.	238,303	26,272,906
Procter & Gamble Co. (The)	1,202,149	96,893,209
Total		123,166,115
Tobacco 5.4%
Altria Group, Inc.	935,295	35,008,092
Lorillard, Inc.	1,277,671	69,096,448
Philip Morris International, Inc.	930,074	76,145,158
Total		180,249,698
TOTAL CONSUMER STAPLES		410,246,809

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 13.4%
Oil, Gas & Consumable Fuels 13.4%
Chevron Corp.	1,021,513	$121,468,111
ConocoPhillips	840,495	59,128,823
Exxon Mobil Corp.	646,886	63,187,825
Occidental Petroleum Corp.	787,237	75,015,814
Phillips 66	280,587	21,622,034
Royal Dutch Shell PLC, Class A	1,905,723	69,610,839
Spectra Energy Corp.	642,378	23,729,443
Total SA	260,686	17,094,776
Total		450,857,665
TOTAL ENERGY		450,857,665

FINANCIALS 7.1%
Banks 5.2%
Bank of Montreal	539,613	36,159,467
JPMorgan Chase & Co.	1,850,204	112,325,885
National Australia Bank Ltd.	276,745	9,124,319
Toronto-Dominion Bank (The)	374,548	17,585,029
Total		175,194,700
Capital Markets 1.6%
BlackRock, Inc.	131,918	41,485,572
New Mountain Finance Corp.	836,434	12,170,115
Total		53,655,687
Real Estate Investment Trusts (REITs) 0.3%
Omega Healthcare Investors, Inc.	295,936	9,919,775

TOTAL FINANCIALS		238,770,162

HEALTH CARE 17.4%
Pharmaceuticals 17.4%
AbbVie, Inc.	1,042,816	53,600,742
Bristol-Myers Squibb Co.	377,135	19,592,163
Eli Lilly & Co.	1,038,718	61,138,942
Johnson & Johnson	1,490,634	146,424,978
Merck & Co., Inc.	2,085,323	118,383,787
Novartis AG, ADR	225,881	19,204,403
Pfizer, Inc.	3,257,526	104,631,735
Roche Holding AG, Genusschein Shares	145,177	43,517,793
Sanofi	163,890	17,087,256
Total		583,581,799
TOTAL HEALTH CARE		583,581,799

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 7.1%
Aerospace & Defense 3.3%
Honeywell International, Inc.	360,194	$33,411,595
Lockheed Martin Corp.	463,223	75,616,523
Total		109,028,118
Commercial Services & Supplies 1.4%
RR Donnelley & Sons Co.	1,240,063	22,197,127
Waste Management, Inc.	388,553	16,346,425
West Corp.	408,096	9,765,737
Total		48,309,289
Electrical Equipment 1.0%
Eaton Corp. PLC	464,756	34,912,471

Industrial Conglomerates 1.4%
General Electric Co.	1,816,621	47,032,318

TOTAL INDUSTRIALS		239,282,196

INFORMATION TECHNOLOGY 10.5%
Communications Equipment 2.5%
Cisco Systems, Inc.	3,764,928	84,372,036

IT Services 0.4%
Paychex, Inc.	305,910	13,031,766

Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc.	239,957	12,751,315
Intel Corp.	2,302,405	59,425,073
Maxim Integrated Products, Inc.	142,599	4,722,879
Microchip Technology, Inc.	942,215	45,000,188
Total		121,899,455
Software 3.4%
CA, Inc.	134,465	4,164,381
Microsoft Corp.	2,687,537	110,162,142
Total		114,326,523
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.	16,458	8,833,667
Seagate Technology PLC	170,168	9,556,635
Total		18,390,302
TOTAL INFORMATION TECHNOLOGY		352,020,082

MATERIALS 2.6%
Chemicals 1.0%
Dow Chemical Co. (The)	144,250	7,009,108

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
LyondellBasell Industries NV, Class A	309,250	$27,504,695
Total		34,513,803
Containers & Packaging 1.6%
Packaging Corp. of America	744,841	52,414,461

TOTAL MATERIALS		86,928,264

TELECOMMUNICATION SERVICES 7.5%
Diversified Telecommunication Services 6.9%
AT&T, Inc.	1,966,533	68,966,312
BCE, Inc.	575,557	24,829,529
CenturyLink, Inc.	1,234,927	40,555,003
Deutsche Telekom AG, ADR	3,121,576	50,538,316
Telstra Corp., Ltd.	4,426,038	20,870,730
Verizon Communications, Inc.	552,381	26,276,764
Total		232,036,654
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR	485,763	17,880,936

TOTAL TELECOMMUNICATION SERVICES		249,917,590

UTILITIES 7.1%
Electric Utilities 3.1%
American Electric Power Co., Inc.	279,671	14,168,133
Duke Energy Corp.	444,407	31,650,667
PPL Corp.	803,517	26,628,553
Terna Rete Elettrica Nazionale SpA	3,436,323	18,405,982
Xcel Energy, Inc.	443,336	13,459,681
Total		104,313,016
Multi-Utilities 4.0%
Ameren Corp.	429,546	17,697,295
Dominion Resources, Inc.	301,684	21,416,547
National Grid PLC	1,802,533	24,701,866
PG&E Corp.	578,197	24,978,110
Public Service Enterprise Group, Inc.	319,735	12,194,693
SCANA Corp.	163,968	8,414,838
Sempra Energy	239,044	23,129,897
Total		132,533,246
TOTAL UTILITIES		236,846,262

Total Common Stocks (Cost: $2,604,846,958)		$3,041,789,062

Issuer	Shares	Value

Convertible Preferred Stocks 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
ArcelorMittal 6.00%	306,689	$7,354,402

TOTAL MATERIALS		7,354,402

Total Convertible Preferred Stocks (Cost: $7,667,225)		$7,354,402

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%

Building Materials 0.2%

Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$5,139,000	$7,351,982

Total Convertible Bonds (Cost: $5,139,000)			$7,351,982

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 6.7%
Deutsche Bank AG (a)
Senior Unsecured
(linked to common stock of Apple, Inc.)
04/11/14	9.140%	118,820	$64,075,467
(linked to common stock of Gilead Sciences, Inc.)
04/11/14	9.410%	673,470	31,660,498
Goldman Sachs Group, Inc. (The) (a)
Senior Unsecured
(linked to common stock of Apple, Inc.)
04/16/14	8.900%	58,960	31,759,280
(linked to common stock of Bank of America Corp.)
05/20/14	5.000%	2,826,900	45,037,747
(linked to common stock of Comcast Corp.)
04/16/14	4.000%	302,330	15,108,171
(linked to common stock of Walgreen Co.)
06/06/14	9.800%	328,260	21,694,717
JPMorgan Chase & Co. Senior Unsecured (linked to common stock of Dow Chemical Co. (The)) (a)
04/21/14	4.000%	202,450	14,321,313

Total Equity-Linked Notes (Cost: $221,304,606)			$223,657,193

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	84,547,157	$84,547,157

Total Money Market Funds (Cost: $84,547,157)		$84,547,157

Total Investments
(Cost: $2,923,504,946)		$3,364,699,796(d)
Other Assets & Liabilities, Net		(8,919,674)

Net Assets		$3,355,780,122

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $223,657,193 or 6.66% of net assets.

(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	79,377,224	624,410,978	(619,241,045)	84,547,157	19,170	84,547,157

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	136,072,519	57,265,714	—	193,338,233
Consumer Staples	410,246,809	—	—	410,246,809
Energy	364,152,050	86,705,615	—	450,857,665
Financials	229,645,843	9,124,319	—	238,770,162
Health Care	522,976,750	60,605,049	—	583,581,799
Industrials	239,282,196	—	—	239,282,196
Information Technology	352,020,082	—	—	352,020,082
Materials	86,928,264	—	—	86,928,264
Telecommunication Services	229,046,860	20,870,730	—	249,917,590
Utilities	193,738,414	43,107,848	—	236,846,262
Convertible Preferred Stocks
Materials	7,354,402	—	—	7,354,402
Total Equity Securities	2,771,464,189	277,679,275	—	3,049,143,464
Bonds
Convertible Bonds	—	7,351,982	—	7,351,982
Total Bonds	—	7,351,982	—	7,351,982
Other
Equity-Linked Notes	—	223,657,193	—	223,657,193
Total Other	—	223,657,193	—	223,657,193
Mutual Funds
Money Market Funds	84,547,157	—	—	84,547,157
Total Mutual Funds	84,547,157	—	—	84,547,157
Total	2,856,011,346	508,688,450	—	3,364,699,796

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Bond Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 11.3%

BRAZIL 3.4%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	$11,300,000	$4,718,709
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	2,000,000	752,216
Samarco Mineracao SA (b)
Senior Unsecured
11/01/22	4.125%		1,900,000	1,743,109
10/24/23	5.750%		800,000	805,000
Vale SA Senior Unsecured
09/11/42	5.625%		1,000,000	935,414
Total				8,954,448

COLOMBIA 0.4%
Grupo Aval Ltd. (b)
09/26/22	4.750%		1,000,000	965,000

GUATEMALA 1.0%
Comcel Trust (b)
02/06/24	6.875%		1,500,000	1,569,375
Industrial Senior Trust (b)
11/01/22	5.500%		1,000,000	953,750
Total				2,523,125

KAZAKHSTAN 0.4%
Zhaikmunai LLP
11/13/19	7.125%		1,139,000	1,181,712

MEXICO 1.4%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	20,000,000	1,440,800
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	16,464,269	1,216,960
Grupo Televisa SAB Senior Unsecured
05/14/43	7.250%	MXN	14,630,000	903,057
Total				3,560,817

PERU 0.4%
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%		1,300,000	1,176,720

RUSSIAN FEDERATION 2.3%
EDC Finance Ltd. (b)
04/17/20	4.875%		600,000	544,860

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
RUSSIAN FEDERATION (CONTINUED)
Novatek Finance Ltd. Senior Unsecured (b)
02/21/17	7.750%	RUB	$58,300,000	$1,572,184
Sibur Securities Ltd. (b)
01/31/18	3.914%		1,500,000	1,365,000
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	47,600,000	1,299,507
03/01/22	7.504%		1,260,000	1,277,136
Total				6,058,687

TURKEY 0.3%
Turkiye Sise ve Cam Fabrikalari AS Senior Unsecured (b)
05/09/20	4.250%		773,000	703,526

UKRAINE 1.2%
MHP SA (b)
04/02/20	8.250%		3,500,000	3,045,700

UNITED KINGDOM 0.5%
Afren PLC Senior Secured (b)
12/09/20	6.625%		1,428,000	1,414,781

Total Corporate Bonds & Notes (Cost: $33,130,153)				$29,584,516

Inflation-Indexed Bonds(a) 3.7%
URUGUAY 3.7%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	232,701,942	9,583,899

Total Inflation-Indexed Bonds (Cost: $10,555,850)				$9,583,899

Foreign Government Obligations(a)(c) 79.0%
ARGENTINA 2.2%
Argentina Boden Bonds
10/03/15	7.000%		11,309	11,015
Argentina Bonar Bonds
04/17/17	7.000%		3,000,000	2,775,000
City of Buenos Aires Senior Unsecured (b)
03/01/17	9.950%		2,288,000	2,276,560

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
ARGENTINA (CONTINUED)
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		$900,000	$814,500
Total				5,877,075

BOLIVIA 0.3%
Bolivian Government International Bond Senior Unsecured (b)
08/22/23	5.950%		717,000	755,207

BRAZIL 4.2%
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		2,900,000	2,856,500
Petrobras International Finance Co.
03/15/19	7.875%		2,100,000	2,395,172
01/27/21	5.375%		3,420,000	3,458,325
01/20/40	6.875%		2,390,000	2,355,324
Total				11,065,321

COLOMBIA 4.4%
Colombia Government International Bond
Senior Unsecured
06/28/27	9.850%	COP	2,734,000,000	1,803,774
01/18/41	6.125%		2,410,000	2,699,375
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	1,838,000,000	986,387
Empresa de Energia de Bogota SA ESP Senior Unsecured (b)
11/10/21	6.125%		1,420,000	1,519,383
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	5,900,000,000	3,119,136
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%		1,267,000	1,327,322
Total				11,455,377

CROATIA 0.8%
Croatia Government International Bond Senior Unsecured (b)
01/26/24	6.000%		1,900,000	1,976,000

DOMINICAN REPUBLIC 3.9%
Banco de Reservas de La Republica Dominicana Senior Subordinated Notes (b)
02/01/23	7.000%		1,050,000	988,313
Dominican Republic International Bond (b)
07/05/19	15.000%	DOP	80,000,000	1,919,332

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
DOMINICAN REPUBLIC (CONTINUED)
01/08/21	14.000%	DOP	$40,728,000	$953,530
Senior Unsecured
05/06/21	7.500%		1,800,000	2,009,435
01/28/24	6.600%		400,000	410,000
04/18/24	5.875%		500,000	495,500
04/20/27	8.625%		3,150,000	3,515,400
Total				10,291,510

EL SALVADOR 0.3%
El Salvador Government International Bond Senior Unsecured (b)
04/10/32	8.250%		760,000	805,600

GEORGIA 0.9%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		2,246,000	2,404,689

GUATEMALA 1.1%
Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%		2,550,000	2,766,750

HUNGARY 3.2%
Hungary Government International Bond
Senior Unsecured
03/29/21	6.375%		2,830,000	3,096,213
11/22/23	5.750%		522,000	538,965
03/25/24	5.375%		1,700,000	1,704,706
03/29/41	7.625%		600,000	691,500
MFB Magyar Fejlesztesi Bank Zrt. (b)
10/21/20	6.250%		1,158,000	1,226,722
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%		936,000	988,188
Total				8,246,294

INDONESIA 10.4%
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%		1,550,000	1,586,890
04/25/22	3.750%		333,000	314,269
01/17/38	7.750%		4,160,000	4,960,800
Indonesia Treasury Bond
Senior Unsecured
06/15/15	9.500%	IDR	6,000,000,000	544,014
07/15/17	10.000%	IDR	16,597,000,000	1,570,579
09/15/19	11.500%	IDR	24,050,000,000	2,466,395
11/15/20	11.000%	IDR	11,717,000,000	1,192,329
09/15/24	10.000%	IDR	19,530,000,000	1,929,791
PT Pertamina Persero (b)
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
INDONESIA (CONTINUED)
05/03/22	4.875%		$2,300,000	$2,210,875
05/03/42	6.000%		2,460,000	2,177,100
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		8,050,000	8,123,966
Total				27,077,008

KAZAKHSTAN 2.5%
KazMunayGas National Co. JSC (b)
Senior Unsecured
07/02/18	9.125%		520,000	624,000
05/05/20	7.000%		3,840,000	4,330,209
04/30/23	4.400%		750,000	708,853
04/30/43	5.750%		1,000,000	903,525
Total				6,566,587

MEXICO 7.8%
Comision Federal de Electricidad Senior Unsecured (b)
02/14/42	5.750%		580,000	565,500
Mexican Bonos
06/11/20	8.000%	MXN	36,610,000	3,159,430
06/10/21	6.500%	MXN	13,260,000	1,059,262
06/09/22	6.500%	MXN	63,270,000	4,995,934
06/03/27	7.500%	MXN	25,290,000	2,106,480
Petroleos Mexicanos
06/02/41	6.500%		6,640,000	7,270,800
Petroleos Mexicanos (b)
01/23/45	6.375%		1,200,000	1,294,500
Total				20,451,906

MOROCCO 0.5%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%		1,462,000	1,418,140

NETHERLANDS 0.2%
Republic of Angola Via Northern Lights III BV Senior Unsecured
08/16/19	7.000%		500,000	546,875

PANAMA 0.2%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%		468,294	469,105

PERU 1.6%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		603,000	611,996

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)

PERU (CONTINUED)
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(d)
05/31/18	0.000%		$2,735,342	$2,538,462
Peruvian Government International Bond Senior Unsecured (b)
08/12/26	8.200%	PEN	2,618,000	1,072,791
Total				4,223,249

PHILIPPINES 1.2%
Philippine Government International Bond Senior Unsecured
01/15/21	4.950%	PHP	50,000,000	1,149,154
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		1,530,000	1,925,887
Total				3,075,041

REPUBLIC OF NAMIBIA 1.2%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		2,930,000	3,069,175

REPUBLIC OF THE CONGO 0.6%
Republic of Congo Senior Unsecured (e)
06/30/29	3.500%		1,733,699	1,562,496

ROMANIA 1.7%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		3,816,000	4,457,346

RUSSIAN FEDERATION 9.6%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	12,600,000	334,155
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		2,000,000	1,729,685
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
03/07/22	6.510%		1,271,000	1,309,130
08/16/37	7.288%		2,020,000	2,080,600
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		2,850,000	2,811,245
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
04/04/42	5.625%		3,200,000	3,100,800

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
RUSSIAN FEDERATION (CONTINUED)
Russian Foreign Bond - Eurobond (b)(e)
Senior Unsecured
03/31/30	7.500%		$1,520,700	$1,729,796
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	190,100,000	5,041,506
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/22	6.125%		3,204,000	3,327,692
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%		3,650,000	3,631,750
Total				25,096,359

SERBIA 0.7%
Republic of Serbia (b)
12/03/18	5.875%		1,761,000	1,862,920

SLOVENIA 1.1%
Slovenia Government Bond (b)
05/10/23	5.850%		2,575,000	2,803,534

SOUTH AFRICA 0.6%
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		1,800,000	1,655,741

SOUTH KOREA 0.7%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%		657,000	703,553
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	12,500,000,000	1,070,498
Total				1,774,051

TRINIDAD AND TOBAGO 2.0%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		4,200,000	5,239,500

TURKEY 6.4%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%		1,860,000	1,930,140
Turkey Government International Bond
03/25/22	5.125%		750,000	751,500
Senior Unsecured
03/30/21	5.625%		5,250,000	5,475,750

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
TURKEY (CONTINUED)
02/05/25	7.375%	$900,000	$1,032,300
03/17/36	6.875%	5,560,000	6,027,040
02/17/45	6.625%	1,400,000	1,475,250
Total			16,691,980

UKRAINE 0.3%
Ukraine Government International Bond Senior Unsecured (b)
02/23/21	7.950%	900,000	848,298

UNITED ARAB EMIRATES 0.4%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%	1,020,000	1,175,492

URUGUAY 0.7%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%	2,200,000	1,782,000

VENEZUELA 7.1%
Petroleos de Venezuela SA
04/12/17	5.250%	6,910,000	5,165,225
11/02/17	8.500%	2,349,500	1,967,706
11/17/21	9.000%	986,480	734,928
Senior Unsecured
10/28/15	5.000%	6,509,210	5,597,920
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	6,678,800	4,959,009
Total			18,424,788

ZAMBIA 0.2%
Zambia Government International Bond (b)
09/20/22	5.375%	600,000	514,378

Total Foreign Government Obligations (Cost: $214,163,131)			$206,429,792

		Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.094% (f)(g)		5,392,780	$5,392,780

Total Money Market Funds (Cost: $5,392,780)			$5,392,780

Total Investments
(Cost: $263,241,914) (h)	$250,990,987(i)
Other Assets & Liabilities, Net	10,134,938
Net Assets	$261,125,925

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays Bank PLC	04/04/2014	62,488,000	RUB	1,719,869	USD	—	(60,847)
Citigroup Global Markets Inc.	04/04/2014	210,661,000	RUB	5,743,197	USD	—	(259,995)
Citigroup Global Markets Inc.	04/04/2014	794,075	USD	28,682,000	RUB	23,274	—
J.P. Morgan Securities, Inc.	04/25/2014	1,496,000	SGD	1,183,456	USD	—	(5,842)
Citigroup Global Markets Inc.	04/28/2014	5,015,907,000	COP	2,460,829	USD	—	(78,625)
Barclays Bank PLC	04/29/2014	55,046,000	RUB	1,531,182	USD	—	(24,039)
Total						23,274	(429,348)

Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $150,300 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(167)	USD	(19,865,173)	06/2014	154,463	—

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $133,717,479 or 51.21% of net assets.

(c)	Principal and interest may not be guaranteed by the government.
(d)	Zero coupon bond.
(e)	Variable rate security.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,990,482	24,480,948	(30,078,650)	5,392,780	1,121	5,392,780

(h)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $263,242,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,839,000
Unrealized Depreciation	(17,090,000)
Net Unrealized Depreciation	$(12,251,000)

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
SGD	Singapore Dollar

USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Transportation Services	—	—	1,216,960	1,216,960
All Other Industries	—	28,367,556	—	28,367,556
Inflation-Indexed Bonds	—	9,583,899	—	9,583,899
Foreign Government Obligations	—	203,556,930	2,872,862	206,429,792
Total Bonds	—	241,508,385	4,089,822	245,598,207
Mutual Funds
Money Market Funds	5,392,780	—	—	5,392,780
Total Mutual Funds	5,392,780	—	—	5,392,780
Investments in Securities	5,392,780	241,508,385	4,089,822	250,990,987
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	23,274	—	23,274
Futures Contracts	154,463	—	—	154,463
Liabilities
Forward Foreign Currency Exchange Contracts	—	(429,348)	—	(429,348)
Total	5,547,243	241,102,311	4,089,822	250,739,376

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate	Foreign
	Bonds	Government
	& Notes ($)	Obligations ($)	Total ($)
Balance as of December 31, 2013	1,202,643	2,023,419	3,226,062
Accrued discounts/premiums	1,423	(5,439)	(4,016)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	12,894	(129,542)	(116,648)
Sales	—	—	—
Purchases	—	984,424	984,424
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of March 31, 2014	1,216,960	2,872,862	4,089,822

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2014 was $(116,648), which is comprised of Corporate Bonds & Notes of $12,894 and Foreign Government Obligations of $(129,542).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain corporate bonds and foreign government obligations are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
BRAZIL 7.5%
AmBev SA, ADR	1,897,805	$14,062,735
BRF SA	277,100	5,548,106
Cielo SA	96,620	3,063,395
Hypermarcas SA	523,700	3,794,459
International Meal Co. Holdings SA (a)	340,000	2,583,341
Itaú Unibanco Holding SA, ADR	748,849	11,127,896
M. Dias Branco SA	80,400	3,222,732
Mills Estruturas e Servicos de Engenharia SA	625,700	7,682,681
Petroleo Brasileiro SA, ADR	253,794	3,337,391
Qualicorp SA (a)	265,300	2,668,200
Raia Drogasil SA	270,700	2,334,773
Ultrapar Participacoes SA	451,600	10,857,109
Vale SA	159,700	2,214,263
Valid Solucoes SA	325,800	5,011,203
Total		77,508,284

CHILE 0.6%
SACI Falabella	754,553	6,669,375

CHINA 19.3%
58.Com, Inc., ADR (a)	170,234	7,086,841
Anhui Conch Cement Co., Ltd., Class H	2,597,500	11,172,661
ANTA Sports Products Ltd.	2,435,000	4,064,753
Autohome, Inc., ADR (a)	21,121	811,258
Baidu, Inc., ADR (a)	21,357	3,254,380
China Mengniu Dairy Co., Ltd.	956,000	4,797,859
China Merchants Bank Co., Ltd., Class H	3,162,500	5,752,843
China Merchants Holdings International Co., Ltd.	1,204,000	4,151,215
China Overseas Land & Investment Ltd.	3,806,000	9,889,051
China Pacific Insurance Group Co., Ltd., Class H	1,658,600	5,938,123
China Petroleum & Chemical Corp., Class H	8,338,200	7,458,209
China Vanke Co., Ltd., Class B	3,726,532	6,212,361
Chongqing Changan Automobile Co., Ltd., Class B	1,705,015	2,831,250
CIMC Enric Holdings Ltd.	3,636,000	5,139,348
CNOOC Ltd.	5,522,000	8,360,434
CSPC Pharmaceutical Group Ltd.	4,666,000	4,133,314
ENN Energy Holdings Ltd.	1,522,000	10,618,061
GCL-Poly Energy Holdings Ltd. (a)	17,588,000	6,362,616
Guangdong Investment Ltd.	5,514,000	5,272,102
Huaneng Power International, Inc., Class H	6,700,000	6,430,829

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Industrial & Commercial Bank of China Ltd., Class H	16,653,000	$10,266,243
Li Ning Co., Ltd. (a)	6,657,500	4,506,572
Qihoo 360 Technology Co., Ltd., ADR (a)	26,304	2,619,352
Semiconductor Manufacturing International Corp. (a)	39,813,000	2,999,020
SINA Corp. (a)	73,014	4,410,776
Sino Biopharmaceutical Ltd.	5,868,000	5,008,975
Sinopec Engineering Group Co. Ltd., Class H	4,378,000	4,748,141
Tencent Holdings Ltd.	316,200	22,070,821
Termbray Petro-King Oilfield Services Ltd. (a)	547,000	212,418
Vipshop Holdings Ltd., ADS (a)	49,330	7,364,969
WuXi PharmaTech (Cayman), Inc. ADR (a)	175,097	6,454,075
Zhuzhou CSR Times Electric Co., Ltd., Class H	2,485,000	8,390,053
Total		198,788,923
CZECH REPUBLIC 0.4%
Komercni Banka AS	17,195	4,107,546
HONG KONG 2.9%
Galaxy Entertainment Group Ltd. (a)	1,433,000	12,507,451
Sa Sa International Holdings Ltd.	5,598,000	4,498,631
Sands China Ltd.	1,683,600	12,626,901
Total		29,632,983
INDIA 9.2%
Apollo Hospitals Enterprise Ltd.	253,095	3,890,138
Dish TV India Ltd. (a)	4,353,831	3,807,723
Eicher Motors Ltd.	44,640	4,455,965
Glenmark Pharmaceuticals Ltd.	555,171	5,260,723
HCL Technologies Ltd.	477,716	11,131,641
HDFC Bank Ltd., ADR	246,821	10,127,066
ICICI Bank Ltd., ADR	299,832	13,132,642
Just Dial Ltd. (a)	253,715	6,596,731
Lupin Ltd.	584,590	9,133,536
Motherson Sumi Systems Ltd.	2,389,026	10,230,434
Tata Motors Ltd.	779,596	5,267,861
Tech Mahindra Ltd.	303,860	9,146,167
UPL Ltd.	980,605	3,036,400
Total		95,217,027
INDONESIA 4.7%
PT Ace Hardware Indonesia Tbk	32,733,000	2,169,471

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Bank Negara Indonesia Persero Tbk	16,528,000	$7,282,564
PT Bank Rakyat Indonesia Persero Tbk	15,846,300	13,472,202
PT Bank Tabungan Pensiunan Nasional Tbk (a)	11,325,000	4,293,949
PT Jasa Marga Persero Tbk	7,246,000	3,851,387
PT Matahari Department Store Tbk (a)	4,515,300	5,550,897
PT Nippon Indosari Corpindo Tbk	44,787,500	4,377,945
PT Sumber Alfaria Trijaya Tbk	104,950,000	4,804,050
PT Tower Bersama Infrastructure Tbk (a)	4,169,000	2,210,366
Total		48,012,831
MALAYSIA 0.8%
Tenaga Nasional Bhd	2,358,600	8,637,882
MEXICO 4.5%
Alfa SAB de CV, Class A	4,436,700	11,214,515
Cemex SAB de CV, ADR (a)	955,719	12,070,731
Grupo Financiero Banorte SAB de CV, Class O	2,467,800	16,688,910
Grupo Mexico SAB de CV, Class B	2,188,100	6,905,114
Total		46,879,270
PERU 1.8%
Credicorp Ltd.	95,759	13,207,081
Southern Copper Corp.	196,354	5,715,865
Total		18,922,946
PHILIPPINES 3.6%
Bloomberry Resorts Corp. (a)	9,967,600	2,234,178
GT Capital Holdings, Inc.	525,390	9,221,913
Metropolitan Bank & Trust Co.	7,527,377	12,999,224
Robinsons Retail Holdings, Inc. (a)	4,394,730	6,663,758
Universal Robina Corp.	1,788,640	5,675,777
Total		36,794,850
POLAND 0.5%
Eurocash SA	414,909	5,487,205
RUSSIAN FEDERATION 4.1%
Lukoil OAO, ADR	203,084	11,357,473
Magnit OJSC, GDR (b)	120,774	6,618,415
Mail.ru Group Ltd., GDR (a)(b)	296,996	10,528,508
Mobile Telesystems OJSC, ADR	411,221	7,192,255

Issuer	Shares	Value

Common Stocks (continued)
RUSSIAN FEDERATION (CONTINUED)
Yandex NV, Class A (a)	205,447	$6,202,445
Total		41,899,096
SOUTH AFRICA 5.0%
Aspen Pharmacare Holdings Ltd.	294,202	7,860,849
AVI Ltd.	1,252,438	6,724,954
Clicks Group Ltd.	832,524	5,183,506
Discovery Ltd.	542,015	4,343,637
FirstRand Ltd.	1,711,356	5,868,157
Naspers Ltd., Class N	195,963	21,616,610
Total		51,597,713
SOUTH KOREA 13.7%
Cheil Industries, Inc.	51,730	3,492,375
CJ O Shopping Co., Ltd.	13,826	4,741,018
Duksan Hi-Metal Co., Ltd. (a)	315,482	5,392,760
Hotel Shilla Co., Ltd.	127,743	10,345,867
Hyundai Motor Co.	46,800	11,065,920
Kia Motors Corp.	184,883	10,331,633
LG Uplus Corp.	900,830	8,848,865
NAVER Corp.	13,984	10,217,701
OCI Co., Ltd. (a)	20,961	3,506,634
Posco ICT Co., Ltd.	381,957	3,193,537
Samchuly Bicycle Co., Ltd.	176,680	2,986,743
Samsung Electronics Co., Ltd.	25,295	31,977,262
Samsung SDI Co., Ltd.	53,770	8,165,164
Seoul Semiconductor Co., Ltd.	110,251	4,708,345
Sindoh Co., Ltd.	40,878	2,448,181
SK Telecom Co., Ltd.	56,702	11,507,025
Suprema, Inc. (a)	226,860	5,141,645
WeMade Entertainment Co., Ltd. (a)	65,630	2,957,014
Total		141,027,689
TAIWAN 11.9%
Airtac International Group	939,460	9,750,312
Cathay Financial Holding Co., Ltd.	7,114,000	10,398,802
CTBC Financial Holding Co., Ltd.	14,245,770	8,924,567
Delta Electronics, Inc.	1,316,000	8,150,302
Eclat Textile Co., Ltd.	487,000	5,646,352
Giga Solar Materials Corp.	157,000	3,429,197
Hermes Microvision, Inc.	238,000	9,555,203
Himax Technologies, Inc., ADR	315,878	3,638,915
Hon Hai Precision Industry Co., Ltd.	3,096,000	8,791,859
MediaTek, Inc.	645,000	9,547,088
Merida Industry Co., Ltd.	1,602,000	10,652,985
Merry Electronics Co., Ltd.	1,207,000	6,619,638
St. Shine Optical Co., Ltd.	328,000	7,331,604

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Standard Foods Corp.	611,000	$1,668,611
Taiwan Semiconductor Manufacturing Co., Ltd.	916,838	3,607,339
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	493,640	9,882,673
Tong Hsing Electronic Industries Ltd.	978,000	5,067,033
Total		122,662,480
THAILAND 3.9%
Advanced Information Service PCL, Foreign Registered Shares	1,199,500	8,377,254
Kasikornbank PCL, Foreign Registered Shares	1,746,900	9,998,947
Kasikornbank PCL, Foreign Registered Shares, NVDR	388,600	2,138,478
PTT Global Chemical PCL, Foreign Registered Shares	3,619,700	8,070,399
Robinson Department Store PCL, Foreign Registered Shares	2,425,300	3,954,825
Sino-Thai Engineering & Construction PCL, Foreign Registered Shares	4,101,100	2,043,744
Thai Union Frozen Products PCL, Foreign Registered Shares	2,914,800	6,186,830
Total		40,770,477
TURKEY 1.5%
Anadolu Hayat Emeklilik AS	973,354	2,128,942
Arcelik AS	1,193,814	6,667,326
Turk Traktor ve Ziraat Makineleri AS	63,990	1,644,833
Turkiye Garanti Bankasi AS	1,456,147	4,981,538
Total		15,422,639

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 0.5%
Lonmin PLC (a)	647,932	$3,089,372
Randgold Resources Ltd.	30,603	2,296,911
Total		5,386,283
UNITED STATES 0.6%
Cognizant Technology Solutions Corp., Class A (a)	117,599	5,951,685
Total Common Stocks (Cost: $900,434,107)		$1,001,377,184

Preferred Stocks 1.1%
BRAZIL 0.5%
Alpargatas SA	833,600	$4,658,461
SOUTH KOREA 0.6%
Samsung Electronics Co., Ltd.	6,099	$6,075,684

Total Preferred Stocks (Cost: $9,265,948)		$10,734,145

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.094% (c)(d)	22,831,068	$22,831,068
Total Money Market Funds (Cost: $22,831,068)		$22,831,068
Total Investments
(Cost: $932,531,123) (e)		$1,034,942,397(f)
Other Assets & Liabilities, Net		(2,655,514)
Net Assets		$1,032,286,883

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $17,146,923 or 1.66% of net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	35,608,607	77,393,082	(90,170,621)	22,831,068	6,439	22,831,068

(e)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $932,531,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$140,896,000
Unrealized Depreciation	(38,485,000)
Net Unrealized Appreciation	$102,411,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	16,617,684	164,925,040	—	181,542,724
Consumer Staples	28,962,806	58,188,910	—	87,151,716
Energy	25,551,973	16,031,060	—	41,583,033
Financials	64,283,594	138,219,087	—	202,502,681
Health Care	9,122,276	42,619,138	—	51,741,414
Industrials	23,908,399	44,174,999	—	68,083,398
Information Technology	46,921,719	191,185,134	—	238,106,853
Materials	26,905,973	34,664,752	—	61,570,725
Telecommunication Services	7,192,255	30,943,511	—	38,135,766
Utilities	—	30,958,874	—	30,958,874
Preferred Stocks
Consumer Discretionary	4,658,461	—	—	4,658,461
Information Technology	—	6,075,684	—	6,075,684
Total Equity Securities	254,125,140	757,986,189	—	1,012,111,329
Mutual Funds
Money Market Funds	22,831,068	—	—	22,831,068
Total Mutual Funds	22,831,068	—	—	22,831,068
Total	276,956,208	757,986,189	—	1,034,942,397

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 26.2%
AUSTRALIA 0.9%
Woodside Finance Ltd. (b)
11/10/14	4.500%	$3,535,000	$3,612,688
05/10/21	4.600%	3,140,000	3,360,676
Total			6,973,364
BELGIUM —%
Calcipar SA Senior Secured (b)
05/01/18	6.875%	244,000	259,860
CANADA 1.1%
Bombardier, Inc. (b)
Senior Unsecured
03/15/20	7.750%	66,000	73,920
Bombardier, Inc. (b)(c)
Senior Unsecured
04/15/19	4.750%	75,000	75,000
10/15/22	6.000%	85,000	85,000
Catamaran Corp.
03/15/21	4.750%	29,000	29,399
Cogeco Cable, Inc. (b)
05/01/20	4.875%	150,000	149,250
Kodiak Oil & Gas Corp.
01/15/21	5.500%	32,000	32,840
02/01/22	5.500%	349,000	357,289
MDC Partners, Inc. (b)
04/01/20	6.750%	241,000	253,652
MEG Energy Corp. (b)
03/31/24	7.000%	75,000	79,313
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	350,000	315,549
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	5,585,000	5,754,624
TransCanada PipeLines Ltd. Senior Unsecured
10/16/23	3.750%	630,000	634,806
Valeant Pharmaceuticals International, Inc. (b)
10/01/17	6.750%	300,000	317,250
08/15/18	6.750%	89,000	97,900
07/15/21	7.500%	126,000	141,750
12/01/21	5.625%	6,000	6,308
Videotron Ltd.
07/15/22	5.000%	85,000	85,212
Videotron Ltd. (b)(c)
06/15/24	5.375%	105,000	105,525
Total			8,594,587

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
CHINA 0.1%
Studio City Finance Ltd. (b)
12/01/20	8.500%	$317,000		$355,040
GERMANY 0.2%
E.ON International Finance BV
10/02/17	5.500%	EUR	1,040,000	1,651,821
IRELAND —%
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%		121,000	123,722
ITALY 0.1%
Telecom Italia Capital SA
06/18/19	7.175%		77,000	88,261
Wind Acquisition Finance SA (b)
Senior Secured
02/15/18	7.250%		36,000	37,980
04/30/20	6.500%		199,000	216,413
Total				342,654
LUXEMBOURG 0.1%
ArcelorMittal
Senior Unsecured
03/01/21	6.000%		216,000	230,310
02/25/22	6.750%		45,000	49,545
INEOS Group Holdings SA (b)
02/15/19	5.875%		101,000	103,146
Intelsat Jackson Holdings SA
10/15/20	7.250%		514,000	557,690
Total				940,691
MACAU —%
Wynn Macau Ltd. Senior Unsecured (b)
10/15/21	5.250%		200,000	203,500
NETHERLANDS 1.0%
Heineken NV Senior Unsecured (b)
04/01/22	3.400%		2,430,000	2,425,881
ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	3,125,000	4,775,794
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%		42,000	44,835
LYB International Finance BV
07/15/23	4.000%		640,000	652,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
NETHERLANDS (CONTINUED)
NXP BV/Funding LLC (b)
02/15/21	5.750%	$201,000	$214,065
Schaeffler Finance BV (b)
Senior Secured
02/15/19	8.500%	100,000	111,750
05/15/21	4.750%	55,000	56,237
Total			8,281,262
UNITED KINGDOM 0.5%
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	4,160,000	4,000,847
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	64,000	66,720
Total			4,067,567
UNITED STATES 22.2%
21st Century Fox America, Inc.
10/01/43	5.400%	1,885,000	2,029,340
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	75,000	65,927
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	266,000	303,240
AMC Entertainment, Inc. (b)
02/15/22	5.875%	87,000	88,523
AMC Networks, Inc.
07/15/21	7.750%	365,000	411,081
APX Group, Inc. Senior Secured
12/01/19	6.375%	272,000	277,440
ARAMARK Corp.
03/15/20	5.750%	140,000	147,875
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	4,200,000	3,706,815
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	285,000	287,137
Activision Blizzard, Inc. (b)
09/15/21	5.625%	242,000	258,940
Actuant Corp.
06/15/22	5.625%	239,000	249,157
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	61,000	64,660
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	54,000	54,068

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Allegion US Holding Co., Inc. (b)
10/01/21	5.750%	$102,000	$107,355
Alliance Data Systems Corp. (b)
12/01/17	5.250%	143,000	149,792
04/01/20	6.375%	221,000	235,365
Ally Financial, Inc.
09/15/20	7.500%	570,000	677,587
Alpha Natural Resources, Inc.
04/15/18	9.750%	54,000	51,975
American Axle & Manufacturing, Inc.
02/15/19	5.125%	67,000	69,764
03/15/21	6.250%	98,000	104,370
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	161,000	165,830
Amsted Industries, Inc. (b)
03/15/22	5.000%	82,000	82,410
Amsurg Corp.
11/30/20	5.625%	94,000	97,760
Antero Resources Finance Corp. (b)
11/01/21	5.375%	82,000	83,230
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	2,137,000	2,337,891
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	93,000	101,138
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	175,000	186,375
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	383,000	411,725
Audatex North America, Inc. (b)
06/15/21	6.000%	59,000	62,983
11/01/23	6.125%	59,000	62,761
AutoNation, Inc.
02/01/20	5.500%	115,000	125,062
B&G Foods, Inc.
06/01/21	4.625%	234,000	231,367
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	2,890,000	2,931,373
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	1,820,000	1,777,969
Biomet, Inc.
08/01/20	6.500%	232,000	249,864
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	480,000	513,000
Burlington Northern Santa Fe LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Senior Unsecured
03/15/43	4.450%	$815,000	$777,218
04/01/44	4.900%	225,000	231,915
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	21,000	21,525
02/15/24	5.625%	21,000	21,525
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	162,000	173,137
09/30/22	5.250%	24,000	23,700
CHS/Community Health Systems, Inc. (b)
02/01/22	6.875%	165,000	172,425
Senior Secured
08/01/21	5.125%	30,000	30,750
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	191,000	204,847
CIT Group, Inc. (b)
Senior Unsecured
02/15/19	5.500%	151,000	162,325
CMS Energy Corp.
Senior Unsecured
12/15/15	6.875%	1,880,000	2,068,036
03/31/43	4.700%	2,385,000	2,375,236
CNH Capital LLC
04/15/18	3.625%	43,000	43,753
CONSOL Energy, Inc.
03/01/21	6.375%	104,000	110,110
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	302,000	337,485
CSX Corp. Senior Unsecured
03/15/44	4.100%	200,000	182,430
Calpine Corp. Senior Secured (b)
01/15/22	6.000%	111,000	116,550
Cardinal Health, Inc. Senior Unsecured
03/15/23	3.200%	2,320,000	2,255,676
Cardtronics, Inc.
09/01/18	8.250%	205,000	218,581
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	112,000	120,120
Case New Holland Industrial, Inc.
12/01/17	7.875%	338,000	396,305
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	110,000	111,375
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	785,000	805,119

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
CenturyLink, Inc. Senior Unsecured
12/01/23	6.750%	$127,000		$134,779
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%		299,000	312,455
Chesapeake Energy Corp.
08/15/20	6.625%		120,000	134,850
02/15/21	6.125%		620,000	675,800
03/15/23	5.750%		100,000	105,875
Choice Hotels International, Inc.
07/01/22	5.750%		85,000	90,100
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%		120,000	131,400
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	1,905,000	3,054,896
Clean Harbors, Inc.
06/01/21	5.125%		136,000	138,720
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%		139,000	147,514
11/15/22	6.500%		376,000	401,850
Columbus McKinnon Corp.
02/01/19	7.875%		161,000	173,477
Comstock Resources, Inc.
06/15/20	9.500%		207,000	235,980
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%		1,945,000	1,878,607
Concho Resources, Inc.
01/15/22	6.500%		271,000	295,390
04/01/23	5.500%		158,000	164,320
Continental Resources, Inc.
09/15/22	5.000%		929,000	975,450
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%		296,000	300,810
CyrusOne LP/Finance Corp.
11/15/22	6.375%		161,000	169,855
D.R. Horton, Inc.
03/01/19	3.750%		101,000	101,253
DISH DBS Corp.
06/01/21	6.750%		428,000	479,360
DaVita HealthCare Partners, Inc.
08/15/22	5.750%		440,000	468,050
Darling International, Inc. (b)
01/15/22	5.375%		107,000	109,942
DigitalGlobe, Inc.
02/01/21	5.250%		86,000	84,925

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	$890,000	$796,376
DuPont Fabros Technology LP
09/15/21	5.875%	63,000	66,623
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%	3,560,000	3,636,180
08/15/22	3.050%	865,000	841,591
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	194,000	210,975
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	37,000	41,533
Senior Secured
05/01/19	6.875%	147,000	158,760
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	82,000	94,710
ERAC U.S.A. Finance LLC (b)
03/15/42	5.625%	2,855,000	3,119,273
El Paso LLC Senior Secured
09/15/20	6.500%	722,000	791,957
Entegris, Inc. (b)(c)
04/01/22	6.000%	54,000	55,215
Enterprise Products Operating LLC
03/15/23	3.350%	1,960,000	1,911,851
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	37,000	37,833
07/15/21	7.000%	241,000	268,715
FTI Consulting, Inc.
11/15/22	6.000%	70,000	71,400
First Data Corp. Senior Secured (b)
06/15/19	7.375%	311,000	335,880
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%	13,000	13,813
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	62,000	73,470
04/15/22	8.750%	174,000	198,577
01/15/23	7.125%	105,000	108,937
GLP Capital LP/Financing II Inc. (b)
11/01/23	5.375%	97,000	99,668
General Electric Capital Corp. Senior Unsecured
01/09/23	3.100%	3,780,000	3,698,919

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
General Motors Co. Senior Unsecured (b)
10/02/23	4.875%	$189,000		$193,725
Gibraltar Industries, Inc.
02/01/21	6.250%		56,000	59,710
Goldman Sachs Group, Inc. (The) Senior Unsecured
05/02/18	6.375%	EUR	1,125,000	1,843,116
Graphic Packaging International, Inc.
04/15/21	4.750%		115,000	115,000
H&E Equipment Services, Inc.
09/01/22	7.000%		147,000	161,700
HCA, Inc.
Senior Secured
03/15/19	3.750%		87,000	87,326
04/15/19	8.500%		250,000	261,500
02/15/20	6.500%		333,000	372,960
Hertz Corp. (The)
01/15/21	7.375%		152,000	167,200
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%		413,000	449,137
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%		216,000	226,260
Huntington Ingalls Industries, Inc.
03/15/18	6.875%		105,000	112,875
Huntsman International LLC
11/15/20	4.875%		83,000	83,519
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%		126,000	132,615
Icahn Enterprises LP/Finance Corp. (b)
08/01/20	6.000%		60,000	63,600
02/01/22	5.875%		71,000	72,065
Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%		5,695,000	5,532,841
Interface, Inc.
12/01/18	7.625%		116,000	123,540
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%		32,000	32,640
12/15/20	8.250%		392,000	474,120
Iron Mountain, Inc.
08/15/23	6.000%		58,000	61,625
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%		450,000	519,750
KB Home
05/15/19	4.750%		55,000	55,413

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	$8,175,000		$8,131,738
L Brands, Inc.
04/01/21	6.625%		354,000	397,807
L-3 Communications Corp.
02/15/21	4.950%		2,750,000	2,945,376
Lamar Media Corp.
02/01/22	5.875%		130,000	137,800
Lamar Media Corp. (b)
01/15/24	5.375%		41,000	42,025
Laredo Petroleum, Inc.
02/15/19	9.500%		150,000	165,562
05/01/22	7.375%		107,000	118,770
Laredo Petroleum, Inc. (b)
01/15/22	5.625%		77,000	77,963
Level 3 Financing, Inc.
04/01/19	9.375%		222,000	246,420
Level 3 Financing, Inc. (b)
01/15/21	6.125%		70,000	73,850
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%		2,205,000	2,360,192
06/15/23	4.250%		2,840,000	2,882,163
LifePoint Hospitals, Inc. (b)
12/01/21	5.500%		93,000	96,953
Loews Corp. Senior Unsecured
05/15/23	2.625%		2,080,000	1,907,591
MGM Resorts International
10/01/20	6.750%		28,000	31,045
12/15/21	6.625%		167,000	183,700
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		418,000	451,440
02/15/23	5.500%		233,000	239,407
07/15/23	4.500%		49,000	47,163
Mediacom Broadband LLC/Corp. Senior Unsecured (b)
04/15/21	5.500%		14,000	14,070
Meritage Homes Corp.
03/01/18	4.500%		86,000	88,150
04/01/22	7.000%		152,000	167,580
Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR	2,475,000	3,879,994
NBCUniversal Media LLC
04/01/21	4.375%		3,550,000	3,852,556
01/15/43	4.450%		1,325,000	1,281,869
NCR Corp. (b)
Senior Unsecured
12/15/21	5.875%		34,000	35,785
12/15/23	6.375%		160,000	169,800
NRG Energy, Inc. (b)
07/15/22	6.250%		191,000	196,252
NiSource Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
09/15/17	5.250%	$7,707,000	$8,573,647
09/15/20	5.450%	733,000	821,996
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	180,000	188,100
Nielsen Finance LLC/Co.
10/01/20	4.500%	290,000	292,175
Northwest Pipeline LLC
Senior Unsecured
06/15/16	7.000%	2,515,000	2,829,541
04/15/17	5.950%	1,105,000	1,239,117
Nuance Communications, Inc. (b)
08/15/20	5.375%	168,000	166,950
Oasis Petroleum, Inc.
01/15/23	6.875%	305,000	330,925
Oasis Petroleum, Inc. (b)
03/15/22	6.875%	307,000	332,327
Oil States International, Inc.
01/15/23	5.125%	111,000	124,320
Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%	245,000	272,488
Oshkosh Corp.
03/01/20	8.500%	148,000	162,430
PNK Finance Corp. (b)
08/01/21	6.375%	103,000	107,120
PPL Capital Funding, Inc.
06/01/23	3.400%	6,160,000	5,959,338
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	96,000	95,280
Peabody Energy Corp.
11/15/18	6.000%	231,000	242,261
Penn National Gaming, Inc. Senior Unsecured (b)
11/01/21	5.875%	70,000	69,038
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	137,000	153,782
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	222,000	217,560
Polypore International, Inc.
11/15/17	7.500%	190,000	201,400
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	5,315,000	5,896,849
04/01/22	3.150%	1,335,000	1,311,404
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	201,000	201,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	$360,000	$407,359
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	405,000	445,500
RKI Exploration & Production LLC/Finance Corp. (b)
08/01/21	8.500%	22,000	23,760
Regal Entertainment Group Senior Unsecured
03/15/22	5.750%	26,000	26,780
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	187,000	200,557
03/01/22	5.875%	47,000	48,763
11/01/23	4.500%	112,000	104,160
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	298,000	312,155
Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	131,000	144,264
Rockwood Specialties Group, Inc.
10/15/20	4.625%	100,000	103,250
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	3,725,000	3,807,110
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	41,000	42,948
SBA Telecommunications, Inc.
08/15/19	8.250%	156,000	165,555
07/15/20	5.750%	242,000	253,495
SM Energy Co. Senior Unsecured
11/15/21	6.500%	406,000	438,480
STHI Holding Corp. Secured (b)
03/15/18	8.000%	164,000	173,840
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	59,000	60,844
Sabine Pass Liquefaction LLC (b)
Senior Secured
03/15/22	6.250%	109,000	112,815
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	145,000	158,775
SandRidge Energy, Inc.
10/15/22	8.125%	55,000	59,950
02/15/23	7.500%	18,000	19,170
Service Corp., International Senior Unsecured (b)
01/15/22	5.375%	76,000	76,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Sirius XM Holdings, Inc. (b)
08/15/22	5.250%	$77,000	$79,310
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	11,898,000	13,355,029
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	446,000	446,557
Spectrum Brands, Inc.
11/15/20	6.375%	295,000	319,337
Springs Window Fashions LLC Senior Secured (b)
06/01/21	6.250%	254,000	264,160
Sprint Communications, Inc. (b)
11/15/18	9.000%	500,000	611,250
Standard Pacific Corp.
12/15/21	6.250%	85,000	90,525
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	302,000	343,147
T-Mobile USA, Inc.
04/28/20	6.542%	49,000	52,736
04/28/21	6.633%	142,000	152,650
01/15/22	6.125%	63,000	65,993
04/28/22	6.731%	140,000	149,975
04/01/23	6.625%	18,000	19,080
04/28/23	6.836%	39,000	41,828
01/15/24	6.500%	63,000	65,993
TRW Automotive, Inc. (b)
03/01/21	4.500%	135,000	138,712
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	200,000	220,500
Tempur Sealy International, Inc.
12/15/20	6.875%	128,000	140,000
Tenet Healthcare Corp.
Senior Secured
04/01/21	4.500%	29,000	28,348
Tenet Healthcare Corp. (b)
Senior Secured
10/01/20	6.000%	123,000	131,764
Time Warner Cable, Inc.
09/15/42	4.500%	2,965,000	2,721,799
Time Warner, Inc.
03/29/41	6.250%	575,000	673,602
Titan International, Inc. Senior Secured (b)
10/01/20	6.875%	78,000	83,070
TransDigm, Inc.
10/15/20	5.500%	19,000	19,333

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	$6,860,000	$7,562,690
TreeHouse Foods, Inc.
03/15/22	4.875%	25,000	25,156
USG Corp. (b)
11/01/21	5.875%	35,000	37,188
United Rentals North America, Inc.
04/15/22	7.625%	98,000	109,882
06/15/23	6.125%	21,000	22,260
Secured
07/15/18	5.750%	316,000	338,120
Univision Communications, Inc. (b)
Senior Secured
09/15/22	6.750%	227,000	251,119
05/15/23	5.125%	160,000	163,600
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	205,000	221,912
VeriSign, Inc.
05/01/23	4.625%	106,000	101,760
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	4,750,000	3,964,148
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%	48,000	49,560
Visteon Corp.
04/15/19	6.750%	201,000	211,301
Waste Management, Inc.
06/30/20	4.750%	4,520,000	4,958,503
Whiting Petroleum Corp.
03/15/21	5.750%	158,000	169,850
Windstream Corp.
10/15/20	7.750%	160,000	171,600
Yum! Brands, Inc.
Senior Unsecured
11/01/21	3.750%	1,815,000	1,837,746
11/01/23	3.875%	1,500,000	1,489,363
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	224,000	245,840
Total			177,666,288
Total Corporate Bonds & Notes (Cost: $201,767,347)			$209,460,356

Residential Mortgage-Backed Securities - Agency 6.8%
UNITED STATES 6.8%
Federal Home Loan Mortgage Corp. (d)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
UNITED STATES (CONTINUED)
04/01/42-05/01/42	3.500%	$12,151,680	$12,234,852
05/01/18	4.500%	60,341	63,794
10/01/18-11/01/33	5.000%	379,096	413,089
04/01/33	6.000%	197,674	223,490
09/01/17-08/01/33	6.500%	62,212	68,641
Federal National Mortgage Association (d)
06/01/27	2.500%	12,615,047	12,647,649
08/01/18-09/01/40	4.500%	1,410,839	1,505,492
12/01/18-02/01/36	5.000%	3,187,248	3,452,447
02/01/18-01/01/36	5.500%	6,376,266	7,028,459
07/01/17-01/01/36	6.000%	5,477,574	6,207,338
04/01/17-11/01/33	6.500%	1,785,714	2,009,622
06/01/32-07/01/36	7.000%	770,631	862,012
05/01/32-11/01/32	7.500%	141,203	161,454
Federal National Mortgage Association (d)(e)
01/01/41	4.000%	6,733,756	6,998,275
Government National Mortgage Association (d)
10/15/33	5.500%	232,370	261,870
Total			54,138,484
Total Residential Mortgage-Backed Securities - Agency (Cost: $52,546,621)			$54,138,484

Commercial Mortgage-Backed Securities - Agency 2.8%
UNITED STATES 2.8%
Government National Mortgage Association (d)
Series 2013-13 Class AC
04/16/46	1.700%	7,429,498	6,998,795
Series 2013-33 Class AC
05/16/46	1.744%	16,147,406	15,472,525
Total			22,471,320
Total Commercial Mortgage-Backed Securities - Agency (Cost: $23,403,796)			$22,471,320

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 2.8%
UNITED STATES 2.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (d)
12/11/49	5.322%	$1,300,000	$1,424,065
Extended Stay America Trust Series 2013-ESH5 Class A25 (b)(d)
12/05/31	1.830%	1,750,000	1,706,730
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (d)(f)
06/10/48	4.772%	500,000	511,996
GS Mortgage Securities Trust Series 2007-GG10 Class AM (d)(f)
08/10/45	5.819%	2,500,000	2,581,410
General Electric Capital Assurance Co. Series 2003-1 Class A4 (b)(d)(f)
05/12/35	5.254%	201,914	208,727
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(f)
Series 2006-LDP6 Class ASB
04/15/43	5.490%	846,221	865,268
Series 2006-LDP7 Class ASB
04/15/45	5.845%	956,857	992,031
JPMorgan Chase Commercial Mortgage Securities Trust (d)
Series 2005-LDP2 Class A3
07/15/42	4.697%	555,405	561,825
JPMorgan Chase Commercial Mortgage Securities Trust (d)(f)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	916,835	937,149
ORES NPL LLC Series 2013-LV2 Class A (b)(d)
09/25/25	3.081%	7,803,097	7,803,315
Rialto Real Estate Fund Series 2013-LT2 Class A (b)(d)
05/22/28	2.833%	5,052,675	5,043,863
Total			22,636,379
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $22,566,212)			$22,636,379

Asset-Backed Securities - Non-Agency 3.2%
BERMUDA 0.8%
Cronos Containers Program Ltd. Series 2013-1A Class A (b)
04/18/28	3.080%	6,630,833	6,525,043
UNITED STATES 2.4%
CLI Funding V LLC Series 2013-1A (b)
03/18/28	2.830%	3,870,000	3,786,451

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
Centre Point Funding LLC Series 2012-2A Class 1 (b)
08/20/21	2.610%	$3,666,608		$3,692,428
GTP Towers Issuer LLC (b)
02/15/15	4.436%		1,600,000	1,635,814
SBA Tower Trust (b)
04/16/18	2.240%		6,500,000	6,372,503
TAL Advantage V LLC Series 2013-1A Class A (b)
02/22/38	2.830%		3,366,042	3,299,717
Total				18,786,913
Total Asset-Backed Securities - Non-Agency (Cost: $25,687,527)				$25,311,956

Inflation-Indexed Bonds(a) 2.9%
JAPAN 1.5%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	1,102,460,000	12,467,904
UNITED STATES 1.4%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%		13,063,673	10,938,788
Total Inflation-Indexed Bonds (Cost: $21,859,125)				$23,406,692

U.S. Treasury Obligations 0.5%
UNITED STATES 0.5%
U.S. Treasury
11/15/23	2.750%		1,220,000	1,225,528
02/15/24	2.750%		2,926,800	2,933,204
Total				4,158,732
Total U.S. Treasury Obligations (Cost: $4,152,308)				$4,158,732

Foreign Government Obligations(a)(g) 48.1%
ARGENTINA 0.2%
Argentina Bonar Bonds
04/17/17	7.000%		1,815,000	1,678,875
BRAZIL 3.2%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
06/16/18	6.369%		1,165,000	1,301,888

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(g) (continued)
BRAZIL (CONTINUED)
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	$50,136,000	$21,460,568
Brazilian Government International Bond
01/15/18	8.000%	300,889		335,867
Senior Unsecured
01/07/41	5.625%	1,830,000		1,847,623
Petrobras International Finance Co.
01/27/21	5.375%	870,000		879,749
Total				25,825,695
CANADA 1.9%
Canadian Government Bond
06/01/18	4.250%	CAD	1,100,000	1,104,627
06/01/19	3.750%	CAD	6,015,000	5,984,803
Province of Quebec
12/01/17	4.500%	CAD	8,345,000	8,272,080
Total				15,361,510
COLOMBIA 0.7%
Colombia Government International Bond
Senior Unsecured
09/18/37	7.375%	1,250,000		1,600,000
01/18/41	6.125%	1,215,000		1,360,888
Corporación Andina de Fomento
06/15/22	4.375%	2,848,000		2,933,064
Total				5,893,952
DENMARK 0.8%
Realkredit Danmark A/S
01/01/19	4.000%	DKK	30,340,000	6,347,643
EL SALVADOR 0.1%
El Salvador Government International Bond Senior Unsecured (b)
01/24/23	7.750%	760,000		815,100
FINLAND 2.8%
Finland Government Bond Senior Unsecured (b)
04/15/21	3.500%	EUR	14,326,000	22,621,641
FRANCE 0.3%
Electricite de France Senior Unsecured
02/05/18	5.000%	EUR	1,450,000	2,295,233

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(g) (continued)
GERMANY 4.7%
Bundesrepublik Deutschland
07/04/27	6.500%	EUR	$4,700,000	$9,938,114
07/04/28	4.750%	EUR	5,000,000	9,184,748
07/04/34	4.750%	EUR	9,735,000	18,589,447
Total				37,712,309
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (f)(h)
10/15/42	0.000%	EUR	2,639,700	49,094
INDONESIA 2.1%
Indonesia Government International Bond (b)
Senior Unsecured
01/17/18	6.875%	1,880,000		2,138,500
05/05/21	4.875%	1,100,000		1,126,180
01/17/38	7.750%	610,000		727,425
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	25,410,000,000	2,382,187
11/15/20	11.000%	IDR	55,820,000,000	5,680,275
07/15/22	10.250%	IDR	49,117,000,000	4,874,949
Total				16,929,516
ITALY 1.5%
Italy Buoni Poliennali Del Tesoro
09/01/22	5.500%	EUR	7,350,000	11,976,707
11/01/26	7.250%	EUR	191	361
Total				11,977,068
JAPAN 5.7%
Japan Government 20-Year Bond
Senior Unsecured
12/20/26	2.100%	JPY	1,093,000,000	12,188,292
09/20/29	2.100%	JPY	714,000,000	7,906,456
12/20/32	1.700%	JPY	1,421,000,000	14,428,351
Japan Government 30-Year Bond
Senior Unsecured
12/20/34	2.400%	JPY	699,000,000	7,787,828
03/20/39	2.300%	JPY	280,000,000	3,066,083
Total				45,377,010
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC Senior Unsecured (b)
07/02/18	9.125%	600,000		720,000
LITHUANIA 0.9%
Lithuania Government International Bond
Senior Unsecured
02/07/18	4.850%	EUR	3,400,000	5,215,643
Lithuania Government International Bond (b)

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(g) (continued)
LITHUANIA (CONTINUED)
Senior Unsecured
09/14/17	5.125%	$1,805,000		$1,967,705
Total				7,183,348
MALAYSIA 2.2%
Malaysia Government Bond Senior Unsecured
03/31/20	3.492%	MYR	39,780,000	11,901,170
Petronas Capital Ltd. (b)
08/12/19	5.250%	5,125,000		5,754,509
Total				17,655,679
MEXICO 1.7%
Mexican Bonos
12/17/15	8.000%	MXN	127,280,000	10,397,300
Mexico Government International Bond Senior Unsecured
09/27/34	6.750%	315,000		384,300
Pemex Project Funding Master Trust
03/01/18	5.750%	1,513,000		1,677,539
Petroleos Mexicanos
01/24/22	4.875%	1,300,000		1,358,500
Total				13,817,639
NEW ZEALAND 1.4%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	12,240,000	10,994,163
NORWAY 2.5%
Norway Government Bond
05/22/19	4.500%	NOK	108,147,000	20,082,348
PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%	600,000		771,750
PHILIPPINES 0.3%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
05/27/19	7.250%	1,600,000		1,918,000
POLAND 3.5%
Poland Government Bond
10/25/17	5.250%	PLN	35,295,000	12,406,593

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(g) (continued)
POLAND (CONTINUED)
10/25/21	5.750%	PLN	$41,670,000	$15,248,315
Total				27,654,908
QATAR 0.3%
Qatar Government International Bond Senior Unsecured (b)
01/20/40	6.400%	200,000		237,520
Qatari Diar Finance Co. Government Guaranteed (b)
07/21/20	5.000%	750,000		832,575
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/14	5.500%	890,000		908,590
Total				1,978,685
RUSSIAN FEDERATION 0.8%
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%	600,000		640,500
03/07/22	6.510%	1,300,000		1,339,000
08/16/37	7.288%	570,000		587,100
Russian Foreign Bond - Eurobond Senior Unsecured (b)(f)
03/31/30	7.500%	3,243,475		3,689,453
Total				6,256,053
SOUTH KOREA 0.5%
Export-Import Bank of Korea
Senior Unsecured
01/14/15	5.875%	420,000		437,194
04/11/22	5.000%	3,300,000		3,693,938
Total				4,131,132
SPAIN 1.1%
Spain Government Bond
01/31/22	5.850%	EUR	4,990,000	8,330,553
SWEDEN 1.0%
Sweden Government Bond
08/12/17	3.750%	SEK	25,810,000	4,339,005
06/01/22	3.500%	SEK	22,485,000	3,876,364
Total				8,215,369
THAILAND 0.6%
Thailand Government Bond Senior Unsecured
03/13/18	5.125%	THB	148,020,000	4,923,408

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(g) (continued)
TURKEY 1.0%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%	$250,000		$259,428
Turkey Government International Bond
Senior Unsecured
02/16/17	5.500%	EUR	3,400,000	5,082,149
06/05/20	7.000%	1,330,000		1,495,053
03/17/36	6.875%	1,010,000		1,094,840
Total				7,931,470
UNITED KINGDOM 5.1%
United Kingdom Gilt
03/07/19	4.500%	GBP	3,860,000	7,244,362
12/07/27	4.250%	GBP	4,640,000	8,738,804
03/07/36	4.250%	GBP	3,280,000	6,164,197
12/07/38	4.750%	GBP	3,880,000	7,878,348
12/07/40	4.250%	GBP	3,070,000	5,799,909
12/07/49	4.250%	GBP	2,700,000	5,227,501
Total				41,053,121
URUGUAY 0.2%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	1,250,000		1,600,000
VENEZUELA 0.8%
Petroleos de Venezuela SA
04/12/17	5.250%	2,890,000		2,160,275
Senior Unsecured
10/28/15	5.000%	1,500,000		1,290,000
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%	1,650,000		1,433,438
05/07/23	9.000%	2,284,000		1,695,870
Total				6,579,583
Total Foreign Government Obligations (Cost: $372,267,882)				$384,681,855

Borrower	Weighted Average Coupon	Principal Amount		Value

Senior Loans 0.2%
CANADA —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (f)(i)
12/28/20	6.250%	41,000		41,564

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
NETHERLANDS —%
Playa Resorts Holding Term Loan (f)(i)
08/09/19	4.000%	$54,725	$54,896
UNITED STATES 0.2%
Applied Systems, Inc. 1st Lien Term Loan (f)(i)
01/25/21	4.250%	11,970	12,000
Arch Coal, Inc. Term Loan (f)(i)
05/16/18	6.250%	146,257	144,023
Ardagh Holdings USA, Inc. Tranche B Term Loan (c)(f)(i)
12/17/19	4.000%	78,000	77,967
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (f)(i)
02/01/20	4.000%	56,573	56,573
CPM Acquisition Corp. 1st Lien Term Loan (f)(i)
08/29/17	6.250%	154,492	155,457
Community Health Systems, Inc. Tranche D Term Loan (f)(i)
01/27/21	4.250%	39,900	40,207
Gardner Denver, Inc. (c)(f)(i)
Term Loan
07/30/20	4.250%	21,890	21,880
Gardner Denver, Inc. (f)(i)
Term Loan
07/30/20	4.250%	43,649	43,629
Hilton Worldwide Financial LLC Term Loan (f)(i)
10/26/20	3.500%	92,342	92,449
Neiman Marcus Group, Inc. (The) Term Loan (f)(i)
10/25/20	4.250%	136,657	137,013
New Breed, Inc. Term Loan (f)(i)
10/01/19	6.000%	235,322	235,616
PQ Corp. Term Loan (f)(i)
08/07/17	4.000%	279,462	279,711
Ply Gem Industries, Inc. Term Loan (f)(i)
02/01/21	4.000%	24,000	24,010
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (f)(i)
08/21/20	5.750%	142,000	144,929

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
TWCC Holding Corp. 2nd Lien Term Loan (f)(i)
06/26/20	7.000%	$16,000	$15,540
U.S. Renal Care, Inc. 1st Lien Term Loan (f)(i)
07/03/19	4.250%	48,755	48,654
Total			1,529,658
Total Senior Loans (Cost: $1,617,376)			$1,626,118

	Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.094% (j)(k)	30,659,596	$30,659,596
Total Money Market Funds (Cost: $30,659,596)		$30,659,596
Total Investments (Cost: $756,527,790) (l)		$778,551,488(m)
Other Assets & Liabilities, Net		21,447,789
Net Assets		$799,999,277

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation($)
Morgan Stanley	04/03/2014	182,000,000	9,159,214 CZK	25,508 USD	—
HSBC Securities (USA), Inc.	04/03/2014	22,302,225	24,750,000 USD	649,357 AUD	—
J.P. Morgan Securities, Inc.	04/03/2014	56,930,655	41,454,099 USD	178,443 EUR	—
J.P. Morgan Securities, Inc.	04/03/2014	14,330,764	10,320,000 USD	— EUR	(113,452)
Standard Chartered Bank	04/09/2014	34,603,000	14,863,193 BRL	— USD	(359,517)
HSBC Securities (USA), Inc.	04/15/2014	5,191,230	5,786,000 USD	41,022 CAD	—
Standard Chartered Bank	04/16/2014	1,002,000	892,794 CAD	— USD	(13,289)
Citigroup Global Markets Inc.	04/16/2014	47,508,000	54,442,069 CHF	697,069 USD	—
Citigroup Global Markets Inc.	04/16/2014	440,000	497,602 CHF	— USD	(162)
Standard Chartered Bank	04/16/2014	3,953,000	4,471,087 CHF	— USD	(875)
Standard Chartered Bank	04/16/2014	3,890,000	5,361,548 EUR	2,653 USD	—
UBS Securities LLC	04/16/2014	65,551,000	90,755,089 EUR	451,515 USD	—
Citigroup Global Markets Inc.	04/16/2014	21,742,000	36,220,867 GBP	— USD	(22,444)
Standard Chartered Bank	04/16/2014	1,626,000	2,680,754 GBP	— USD	(29,744)
Standard Chartered Bank	04/16/2014	461,178,000	4,511,211 JPY	42,739 USD	—
Standard Chartered Bank	04/16/2014	6,642,230	7,242,000 USD	67,545 AUD	—
Standard Chartered Bank	04/16/2014	279,781	314,000 USD	4,161 CAD	—
Standard Chartered Bank	04/16/2014	89,890,130	99,405,000 USD	— CAD	(732)
HSBC Securities (USA), Inc.	04/16/2014	36,252,359	3,736,266,000 USD	— JPY	(50,718)
Standard Chartered Bank	04/16/2014	2,423,204	32,248,000 USD	44,201 MXN	—
Credit Suisse Securities (USA) L.L.C.	04/16/2014	53,697,644	324,934,000 USD	539,044 NOK	—
Standard Chartered Bank	04/16/2014	6,702,687	40,114,000 USD	— NOK	(7,018)
Standard Chartered Bank	04/16/2014	6,648,296	7,738,000 USD	59,400 NZD	—
Standard Chartered Bank	04/16/2014	4,485,757	29,090,000 USD	7,793 SEK	—
Standard Chartered Bank	04/16/2014	2,247,566	14,363,000 USD	— SEK	(28,904)
J.P. Morgan Securities, Inc.	04/24/2014	79,208,000	26,090,451 PLN	— USD	(67,374)
J.P. Morgan Securities, Inc.	04/24/2014	30,953,901	3,141,140,000 USD	— JPY	(517,257)
Goldman, Sachs & Co.	04/24/2014	1,813,596	19,600,000 USD	41,846 ZAR	—
Standard Chartered Bank	04/25/2014	1,798,671,000	3,148,934 CLP	— USD	(122,978)
Credit Suisse Securities (USA) L.L.C.	04/25/2014	11,296,000	3,260,990 ILS	22,826 USD	—
Deutsche Bank Securities Inc.	04/25/2014	21,377,000	1,619,409 MXN	— USD	(15,083)
Citigroup Global Markets Inc.	04/25/2014	161,200,000	5,005,434 THB	41,303 USD	—
J.P. Morgan Securities, Inc.	04/25/2014	1,570,886	3,723,000 USD	60,160 BRL	—
Standard Chartered Bank	04/25/2014	8,400,485	5,050,000 USD	17,149 GBP	—
Citigroup Global Markets Inc.	04/25/2014	3,145,183	114,847,000 USD	104,084 RUB	—
J.P. Morgan Securities, Inc.	04/25/2014	6,250,326	7,901,000 USD	30,854 SGD	—
HSBC Securities (USA), Inc.	04/25/2014	3,193,853	7,173,000 USD	134,474 TRY	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation($)
Citigroup Global Markets Inc.	04/28/2014	6,256,000	1,905,255 MYR	— USD	(13,588)
Credit Suisse Securities (USA) L.L.C.	04/30/2014	22,306,000	25,181,188 CHF	— USD	(56,012)
UBS Securities LLC	04/30/2014	21,118,000	18,022,101 NZD	— USD	(262,979)
State Street Bank & Trust Company	04/30/2014	6,592,066	40,000,000 USD	80,965 NOK	—
Goldman, Sachs & Co.	05/06/2014	81,980,000	12,679,646 SEK	20,163 USD	—
J.P. Morgan Securities, Inc.	05/09/2014	4,909,989	222,177,000 USD	52,588 PHP	—
J.P. Morgan Securities, Inc.	05/14/2014	8,606,656	9,300,352,000 USD	128,700 KRW	—
Total				3,545,562	(1,682,126)

Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, securities and cash totaling $2,507,673 and $2,142,089, respectively, were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contract Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation($)
CAN 10YR BOND	519	CAD	60,998,345	06/2014	—	(243,013)
EURO-BOBL	139	EUR	24,007,514	06/2014	19,316	—
EURO-BUND	(27)	EUR	(5,333,240)	06/2014	—	(21,839)
JPN 10YR BOND (OSE)	(3)	JPY	(4,203,459)	06/2014	4,621	—
LONG GILT	10	GBP	1,826,030	06/2014	—	(5,843)
LONG GILT	(333)	GBP	(60,806,784)	06/2014	100,291	—
US 10YR NOTE	(935)	USD	(115,472,500)	06/2014	646,074	—
US 2YR NOTE	40	USD	8,782,500	06/2014	—	(12,560)
US 5YR NOTE	(453)	USD	(53,885,768)	06/2014	418,992	—
US 5YR NOTE	67	USD	7,969,860	06/2014	—	(51,397)
US ULTRA T-BOND	(36)	USD	(5,200,875)	06/2014	—	(86,960)
Total					1,189,294	(421,612)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $139,115,432 or 17.39% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Variable rate security.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Zero coupon bond.
(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,515,766	64,187,205	(74,043,375)	30,659,596	7,549	30,659,596

(l)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $756,528,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$39,074,000
Unrealized Depreciation	(17,051,000)
Net Unrealized Appreciation	$22,023,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	209,460,356	—	209,460,356
Residential Mortgage-Backed Securities - Agency	—	54,138,484	—	54,138,484
Commercial Mortgage-Backed Securities - Agency	—	22,471,320	—	22,471,320
Commercial Mortgage-Backed Securities - Non-Agency	—	22,636,379	—	22,636,379
Asset-Backed Securities - Non-Agency	—	25,311,956	—	25,311,956
Inflation-Indexed Bonds	—	23,406,692	—	23,406,692
U.S. Treasury Obligations	4,158,732	—	—	4,158,732
Foreign Government Obligations	—	384,681,855	—	384,681,855
Total Bonds	4,158,732	742,107,042	—	746,265,774
Other
Senior Loans
Lodging	—	147,345	41,564	188,909
All Other Industries	—	1,437,209	—	1,437,209
Total Other	—	1,584,554	41,564	1,626,118
Mutual Funds
Money Market Funds	30,659,596	—	—	30,659,596
Total Mutual Funds	30,659,596	—	—	30,659,596
Investments in Securities	34,818,328	743,691,596	41,564	778,551,488
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,545,562	—	3,545,562
Futures Contracts	1,189,294	—	—	1,189,294
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,682,126)	—	(1,682,126)
Futures Contracts	(421,612)	—	—	(421,612)
Total	35,586,010	745,555,032	41,564	781,182,606

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of

Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	41,922	41,922	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.8%
Aerospace & Defense 1.9%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$2,162,000	$2,132,272
Bombardier, Inc. (a)
Senior Notes
01/15/23	6.125%	634,000	639,548
Senior Unsecured
03/15/20	7.750%	702,000	786,240
Bombardier, Inc. (a)(b)
Senior Unsecured
04/15/19	4.750%	1,005,000	1,005,000
10/15/22	6.000%	1,155,000	1,155,000
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	1,932,000	2,076,900
Oshkosh Corp.
03/01/20	8.500%	1,710,000	1,876,725
TransDigm, Inc.
10/15/20	5.500%	126,000	128,205
07/15/21	7.500%	1,184,000	1,311,280
Total			11,111,170
Automotive 3.0%
Allison Transmission, Inc. (a)
05/15/19	7.125%	1,574,000	1,695,985
American Axle & Manufacturing, Inc.
02/15/19	5.125%	865,000	900,681
03/15/21	6.250%	1,047,000	1,115,055
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	266,000	291,270
06/15/21	8.250%	896,000	1,013,600
Chrysler Group LLC/Co-Issuer, Inc. (a)
Secured
06/15/19	8.000%	857,000	939,486
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	1,890,000	2,064,825
General Motors Co. Senior Unsecured (a)
10/02/23	4.875%	2,005,000	2,055,125
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	968,000	990,990
02/01/23	5.625%	544,000	567,120
Lear Corp.
03/15/20	8.125%	177,000	193,373
Schaeffler Finance BV (a)
Senior Secured
02/15/19	8.500%	1,097,000	1,225,898
05/15/21	4.750%	1,052,000	1,075,670
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	855,000	910,575

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Titan International, Inc. Senior Secured (a)
10/01/20	6.875%	$832,000	$886,080
Visteon Corp.
04/15/19	6.750%	1,862,000	1,957,427
Total			17,883,160
Banking 2.1%
Ally Financial, Inc.
01/27/19	3.500%	385,000	385,000
03/15/20	8.000%	6,223,000	7,498,715
09/15/20	7.500%	1,047,000	1,244,621
Royal Bank of Scotland PLC (The) Subordinated Notes (c)
03/16/22	9.500%	390,000	457,275
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	2,456,000	2,790,630
Total			12,376,241
Brokerage 0.8%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	1,559,000	1,695,412
Nuveen Investments, Inc. (a)
Senior Unsecured
10/15/17	9.125%	389,000	411,368
10/15/20	9.500%	2,392,000	2,547,480
Total			4,654,260
Building Materials 1.8%
Allegion US Holding Co., Inc. (a)
10/01/21	5.750%	1,070,000	1,126,175
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	1,821,000	1,875,630
Gibraltar Industries, Inc.
02/01/21	6.250%	470,000	501,138
HD Supply, Inc.
07/15/20	7.500%	2,145,000	2,340,731
07/15/20	11.500%	860,000	1,023,400
Interface, Inc.
12/01/18	7.625%	504,000	536,760
Nortek, Inc.
12/01/18	10.000%	339,000	372,053
04/15/21	8.500%	1,545,000	1,726,537
Ply Gem Industries, Inc. (a)
02/01/22	6.500%	801,000	807,007
USG Corp. (a)
11/01/21	5.875%	437,000	464,313
Total			10,773,744

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals 2.1%
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV (a)
05/01/21	7.375%	$1,535,000	$1,669,312
Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	594,475
Huntsman International LLC
11/15/20	4.875%	703,000	707,394
03/15/21	8.625%	175,000	196,000
INEOS Group Holdings SA (a)
02/15/19	5.875%	1,477,000	1,508,386
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	1,650,000	1,905,750
PQ Corp. Secured (a)
05/01/18	8.750%	5,209,000	5,677,810
SPCM SA Senior Unsecured (a)
01/15/22	6.000%	276,000	292,560
Total			12,551,687
Construction Machinery 2.9%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	708,000	769,950
CNH Capital LLC
04/15/18	3.625%	1,200,000	1,221,000
Case New Holland Industrial, Inc.
12/01/17	7.875%	4,976,000	5,834,360
Columbus McKinnon Corp.
02/01/19	7.875%	674,000	726,235
H&E Equipment Services, Inc.
09/01/22	7.000%	227,000	249,700
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	2,536,000	2,643,780
United Rentals North America, Inc.
05/15/20	7.375%	851,000	939,291
04/15/22	7.625%	916,000	1,027,065
06/15/23	6.125%	1,287,000	1,364,220
11/15/24	5.750%	1,141,000	1,149,557
Senior Unsecured
02/01/21	8.250%	1,025,000	1,146,719
Total			17,071,877
Consumer Cyclical Services 1.3%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	1,113,000	978,349
APX Group, Inc.
12/01/20	8.750%	2,042,000	2,077,735

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
Senior Secured
12/01/19	6.375%	$2,973,000	$3,032,460
Monitronics International, Inc.
04/01/20	9.125%	1,395,000	1,494,394
Total			7,582,938
Consumer Products 1.5%
Alphabet Holding Co., Inc. Senior Unsecured PIK
11/01/17	7.750%	853,000	881,789
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	1,981,000	2,179,100
Spectrum Brands, Inc.
03/15/20	6.750%	1,532,000	1,660,305
11/15/20	6.375%	1,397,000	1,512,252
11/15/22	6.625%	722,000	786,077
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	1,514,000	1,574,560
Tempur Sealy International, Inc.
12/15/20	6.875%	458,000	500,938
Total			9,095,021
Diversified Manufacturing 1.2%
Amsted Industries, Inc. (a)
03/15/22	5.000%	1,215,000	1,221,075
Entegris, Inc. (a)(b)
04/01/22	6.000%	827,000	845,608
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	2,618,000	2,696,540
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	2,326,000	2,506,265
Total			7,269,488
Electric 1.2%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	1,290,000	1,522,200
07/01/21	7.375%	706,000	804,840
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	1,902,000	1,997,100
NRG Energy, Inc. (a)
07/15/22	6.250%	2,661,000	2,734,178
Total			7,058,318
Entertainment 1.5%
AMC Entertainment, Inc.
12/01/20	9.750%	1,388,000	1,599,670

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
AMC Entertainment, Inc. (a)
02/15/22	5.875%	$774,000	$787,545
Activision Blizzard, Inc. (a)
09/15/21	5.625%	4,228,999	4,525,030
09/15/23	6.125%	138,000	150,247
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	1,170,000	1,184,625
Regal Entertainment Group Senior Unsecured
03/15/22	5.750%	382,000	393,460
United Artists Theatre Circuit, Inc. (d)(e)
1995-A Pass-Through Certificates
07/01/15	9.300%	440,891	440,891
07/01/15	9.300%	144,070	144,070
Total			9,225,538
Environmental 0.3%
Clean Harbors, Inc.
08/01/20	5.250%	1,186,000	1,221,580
06/01/21	5.125%	535,000	545,700
Total			1,767,280
Food and Beverage 1.0%
ARAMARK Corp.
03/15/20	5.750%	1,201,000	1,268,556
B&G Foods, Inc.
06/01/21	4.625%	2,242,000	2,216,778
Darling International, Inc. (a)
01/15/22	5.375%	996,000	1,023,390
Diamond Foods, Inc. (a)
03/15/19	7.000%	381,000	394,335
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	986,000	966,280
TreeHouse Foods, Inc.
03/15/22	4.875%	368,000	370,300
Total			6,239,639
Gaming 4.5%
Boyd Gaming Corp.
07/01/20	9.000%	265,000	293,156
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	1,338,000	1,184,130
GLP Capital LP/Financing II Inc. (a)
11/01/20	4.875%	452,000	463,865
MCE Finance Ltd. (a)
02/15/21	5.000%	1,552,000	1,552,000
MGM Resorts International
03/01/18	11.375%	2,059,000	2,661,257
10/01/20	6.750%	185,000	205,119
12/15/21	6.625%	1,853,000	2,038,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
PNK Finance Corp. (a)
08/01/21	6.375%	$2,143,000	$2,228,720
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	765,000	754,481
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	3,265,000	3,607,825
Senior Unsecured
10/01/20	7.804%	705,000	774,210
Seneca Gaming Corp. (a)
12/01/18	8.250%	1,745,000	1,867,150
Studio City Finance Ltd. (a)
12/01/20	8.500%	1,971,000	2,207,520
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	1,185,000	1,167,225
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	5,259,000	4,581,904
Wynn Macau Ltd. Senior Unsecured (a)
10/15/21	5.250%	1,094,000	1,113,145
Total			26,700,007
Gas Pipelines 4.8%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	2,415,000	2,433,112
03/15/24	4.875%	1,392,000	1,388,520
El Paso LLC Senior Secured
09/15/20	6.500%	4,416,000	4,843,880
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	5,314,000	5,778,975
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,547,000	1,670,760
02/15/23	5.500%	2,451,000	2,518,402
07/15/23	4.500%	935,000	899,938
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	2,083,000	2,215,791
07/15/21	6.500%	2,902,000	3,112,395
03/01/22	5.875%	1,098,000	1,139,175
04/15/23	5.500%	724,000	729,430
Sabine Pass Liquefaction LLC Senior Secured
02/01/21	5.625%	1,690,000	1,742,813
Total			28,473,191
Health Care 7.6%
Amsurg Corp.
11/30/20	5.625%	719,000	747,760
Biomet, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
08/01/20	6.500%	$2,144,000	$2,309,088
10/01/20	6.500%	890,000	945,625
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	3,402,000	3,555,090
Senior Secured
08/01/21	5.125%	427,000	437,675
Catamaran Corp.
03/15/21	4.750%	422,000	427,803
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	970,000	999,100
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	3,147,000	3,501,037
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	3,031,000	3,224,226
Emdeon, Inc.
12/31/19	11.000%	1,775,000	2,059,000
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	554,000	596,935
01/31/22	5.875%	697,000	740,563
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	246,000	275,520
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	687,000	735,434
HCA, Inc.
02/15/22	7.500%	3,233,000	3,693,702
05/01/23	5.875%	552,000	567,870
Senior Secured
03/15/19	3.750%	1,361,000	1,366,104
02/15/20	6.500%	4,390,000	4,916,800
05/01/23	4.750%	350,000	346,063
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (a)
09/01/18	7.375%	185,000	188,700
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	1,002,000	1,054,605
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	858,000	986,700
LifePoint Hospitals, Inc. (a)
12/01/21	5.500%	1,212,000	1,263,510
MPH Acquisition Holdings LLC Senior Unsecured (a)
04/01/22	6.625%	1,565,000	1,604,125
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	1,356,000	1,522,110
Tenet Healthcare Corp.
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
04/01/21	4.500%	$2,075,000	$2,028,312
Senior Unsecured
04/01/22	8.125%	3,570,000	3,989,475
Tenet Healthcare Corp. (a)
Senior Secured
10/01/20	6.000%	886,000	949,127
Total			45,032,059
Home Construction 1.2%
KB Home
05/15/19	4.750%	827,000	833,203
Meritage Homes Corp.
03/01/18	4.500%	994,000	1,018,850
04/15/20	7.150%	410,000	457,150
04/01/22	7.000%	928,000	1,023,120
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,140,000	1,256,850
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a)
03/01/24	5.625%	278,000	274,525
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	326,000	359,415
04/15/20	7.750%	1,043,000	1,149,907
04/15/21	5.250%	724,000	731,240
Total			7,104,260
Independent Energy 10.9%
Antero Resources Finance Corp. (a)
11/01/21	5.375%	873,000	886,095
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	2,517,000	2,680,605
Aurora U.S.A. Oil & Gas, Inc. (a)
04/01/20	7.500%	2,363,000	2,605,207
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,557,000	1,669,882
Chesapeake Energy Corp.
08/15/20	6.625%	4,129,000	4,639,964
02/15/21	6.125%	3,500,000	3,815,000
03/15/23	5.750%	1,158,000	1,226,033
Comstock Resources, Inc.
06/15/20	9.500%	2,707,000	3,085,980
Concho Resources, Inc.
01/15/21	7.000%	1,582,000	1,744,155
01/15/22	6.500%	1,515,000	1,651,350
04/01/23	5.500%	1,278,000	1,329,120
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	523,000	587,068
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	1,564,000	1,806,420
Halcon Resources Corp.
07/15/20	9.750%	117,000	126,068

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
05/15/21	8.875%	$650,000	$674,375
Halcon Resources Corp. (a)
07/15/20	9.750%	566,000	608,450
Kodiak Oil & Gas Corp.
12/01/19	8.125%	1,596,000	1,769,565
01/15/21	5.500%	1,933,000	1,983,741
02/01/22	5.500%	4,022,000	4,117,522
Laredo Petroleum, Inc.
02/15/19	9.500%	4,163,000	4,594,911
05/01/22	7.375%	1,117,000	1,239,870
Laredo Petroleum, Inc. (a)
01/15/22	5.625%	1,454,000	1,472,175
MEG Energy Corp. (a)
03/31/24	7.000%	1,071,000	1,132,583
Oasis Petroleum, Inc.
02/01/19	7.250%	2,317,000	2,479,190
11/01/21	6.500%	2,238,000	2,405,850
01/15/23	6.875%	1,476,000	1,601,460
Oasis Petroleum, Inc. (a)
03/15/22	6.875%	1,140,000	1,234,050
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)
02/15/22	7.500%	2,275,000	2,400,125
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	1,522,000	1,674,200
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	328,000	354,240
Range Resources Corp.
03/15/23	5.000%	3,207,000	3,247,087
SM Energy Co. Senior Unsecured
11/15/21	6.500%	889,000	960,120
SandRidge Energy, Inc.
10/15/22	8.125%	819,000	892,710
02/15/23	7.500%	275,000	292,875
Whiting Petroleum Corp.
10/01/18	6.500%	106,000	111,565
03/15/21	5.750%	1,636,000	1,758,700
Total			64,858,311
Lodging 0.9%
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	2,886,000	3,023,085
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	2,200,000	2,381,785
Total			5,404,870
Media Cable 2.9%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	300,000	320,625
09/30/22	5.250%	1,069,000	1,055,637

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	$888,000	$1,061,160
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	2,204,000	2,462,970
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	2,156,000	2,253,020
Cogeco Cable, Inc. (a)
05/01/20	4.875%	428,000	425,860
DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,190,777
06/01/21	6.750%	3,183,000	3,564,960
07/15/22	5.875%	133,000	141,978
Mediacom Broadband LLC/Corp. Senior Unsecured (a)
04/15/21	5.500%	212,000	213,060
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	1,984,000	1,988,960
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	920,000	943,000
Videotron Ltd.
07/15/22	5.000%	1,002,000	1,004,505
Videotron Ltd. (a)(b)
06/15/24	5.375%	720,000	723,600
Virgin Media Secured Finance PLC Senior Secured (a)
04/15/21	5.375%	173,000	178,623
Total			17,528,735
Media Non-Cable 7.6%
AMC Networks, Inc.
07/15/21	7.750%	4,128,000	4,649,160
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	300,000	307,500
02/15/24	5.625%	300,000	307,500
Clear Channel Communications, Inc. PIK
02/01/21	14.000%	1,197,000	1,197,000
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	3,477,000	3,629,119
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	2,997,000	3,236,760
11/15/22	6.500%	1,218,000	1,292,602
11/15/22	6.500%	1,948,000	2,081,925
DigitalGlobe, Inc.
02/01/21	5.250%	1,215,000	1,199,813
Hughes Satellite Systems Corp.
06/15/21	7.625%	2,480,000	2,796,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Senior Secured
06/15/19	6.500%	$571,000	$626,673
Intelsat Jackson Holdings SA
10/15/20	7.250%	3,600,000	3,906,000
Senior Unsecured
04/01/21	7.500%	1,225,000	1,344,437
Intelsat Luxembourg SA (a)
06/01/21	7.750%	746,000	785,165
06/01/23	8.125%	2,110,000	2,236,600
Lamar Media Corp. (a)
01/15/24	5.375%	571,000	585,275
MDC Partners, Inc. (a)
04/01/20	6.750%	2,274,000	2,393,385
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	1,806,000	1,887,270
Nielsen Finance LLC/Co.
10/01/20	4.500%	3,026,000	3,048,695
Nielsen Finance LLC/Co. (a)(b)
04/15/22	5.000%	735,000	736,838
Sirius XM Holdings, Inc. (a)
08/15/22	5.250%	1,165,000	1,199,950
Univision Communications, Inc. (a)
05/15/21	8.500%	1,376,000	1,523,920
Senior Secured
11/01/20	7.875%	2,400,000	2,658,000
05/15/23	5.125%	1,423,000	1,455,017
Total			45,084,804
Metals 1.7%
Alpha Natural Resources, Inc.
06/01/19	6.000%	130,000	99,125
06/01/21	6.250%	803,000	606,265
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	1,727,000	1,841,414
02/25/22	6.750%	2,079,000	2,288,954
Arch Coal, Inc. Secured (a)
01/15/19	8.000%	1,237,000	1,237,000
Calcipar SA Senior Secured (a)
05/01/18	6.875%	369,000	392,985
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	1,789,000	1,963,428
Peabody Energy Corp.
11/15/18	6.000%	1,756,000	1,841,605
Total			10,270,776
Non-Captive Consumer 0.9%
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	2,020,000	2,020,000
Springleaf Finance Corp.
12/15/17	6.900%	953,000	1,045,917

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Consumer (continued)
06/01/20	6.000%	$526,000	$535,205
10/01/21	7.750%	1,016,000	1,125,220
10/01/23	8.250%	715,000	795,438
Total			5,521,780
Non-Captive Diversified 2.7%
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	802,000	803,002
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	954,000	1,025,550
05/15/20	5.375%	1,332,000	1,428,570
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	2,400,000	2,676,000
Senior Unsecured
02/15/19	5.500%	2,796,000	3,005,700
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	2,420,000	2,888,875
05/15/19	6.250%	607,000	669,218
12/15/20	8.250%	1,968,000	2,380,276
04/15/21	4.625%	1,153,000	1,153,000
Total			16,030,191
Oil Field Services 1.0%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	3,288,000	3,534,600
Oil States International, Inc.
01/15/23	5.125%	1,132,000	1,267,840
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	1,447,000	1,436,148
Total			6,238,588
Other Financial Institutions 0.4%
Icahn Enterprises LP/Finance Corp. (a)
08/01/20	6.000%	832,000	881,920
02/01/22	5.875%	1,034,000	1,049,510
National Financial Partners Corp. Senior Unsecured (a)
07/15/21	9.000%	632,000	676,240
Total			2,607,670
Other Industry 0.1%
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	402,000	426,623
Packaging 1.5%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/19	6.250%	753,000	786,885

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
BOE Merger Corp. Senior Unsecured PIK (a)
11/01/17	9.500%	$470,000	$498,200
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	465,000	476,625
06/15/17	6.000%	277,000	286,695
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	2,848,000	2,986,840
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	870,000	911,325
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,080,000	1,155,600
08/15/19	9.875%	484,000	540,870
02/15/21	8.250%	1,346,000	1,468,823
Total			9,111,863
Paper 0.3%
Graphic Packaging International, Inc.
04/15/21	4.750%	1,584,000	1,584,000
Pharmaceuticals 1.8%
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	248,000	255,327
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	1,468,000	1,501,030
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	622,000	691,975
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	1,298,000	1,427,800
07/15/21	7.500%	1,855,000	2,086,875
12/01/21	5.625%	1,042,000	1,095,403
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	3,223,000	3,488,897
Total			10,547,307
Property & Casualty 0.6%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	523,000	554,380
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	3,034,000	3,238,795
Total			3,793,175

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs 0.5%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	$2,347,000	$2,476,085
DuPont Fabros Technology LP
09/15/21	5.875%	666,000	704,295
Total			3,180,380
Retailers 1.5%
AutoNation, Inc.
02/01/20	5.500%	125,000	135,938
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	1,633,000	1,822,836
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	363,000	371,168
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	1,184,000	1,228,400
Michaels Stores, Inc. (a)
12/15/20	5.875%	513,000	518,771
Neiman Marcus Group Ltd. LLC PIK (a)
10/15/21	8.750%	472,000	521,560
Neiman Marcus Group Ltd. LLC (a)
10/15/21	8.000%	1,117,000	1,227,304
Rite Aid Corp.
03/15/20	9.250%	1,471,000	1,678,779
06/15/21	6.750%	485,000	525,012
Senior Unsecured
02/15/27	7.700%	602,000	653,170
Total			8,682,938
Technology 5.1%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	1,509,000	1,580,677
04/01/20	6.375%	1,221,000	1,300,365
Ancestry.com, Inc. Senior Unsecured PIK (a)
10/15/18	9.625%	1,281,000	1,345,050
Audatex North America, Inc. (a)
06/15/21	6.000%	636,000	678,930
11/01/23	6.125%	636,000	676,545
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	1,219,000	1,302,806
Cardtronics, Inc.
09/01/18	8.250%	2,190,000	2,335,087
Equinix, Inc. Senior Unsecured
04/01/20	4.875%	683,000	698,368
First Data Corp.
01/15/21	12.625%	3,105,000	3,694,950
06/15/21	10.625%	235,000	264,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
08/15/21	11.750%	$221,000	$232,050
First Data Corp. (a)
Secured
01/15/21	8.250%	2,190,000	2,376,150
Senior Secured
06/15/19	7.375%	1,733,000	1,871,640
08/15/20	8.875%	2,605,000	2,885,037
Goodman Networks, Inc.
Senior Secured
07/01/18	12.125%	1,085,000	1,155,525
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.375%	815,000	868,994
Iron Mountain, Inc.
08/15/23	6.000%	860,000	913,750
NCR Corp. (a)
Senior Unsecured
12/15/21	5.875%	458,000	482,045
12/15/23	6.375%	1,374,000	1,458,158
NXP BV/Funding LLC (a)
02/15/21	5.750%	1,143,000	1,217,295
Nuance Communications, Inc. (a)
08/15/20	5.375%	2,196,000	2,182,275
VeriSign, Inc.
05/01/23	4.625%	1,140,000	1,094,400
Total			30,614,472
Textile 0.2%
Quiksilver Inc./QS Wholesale Inc.
08/01/20	10.000%	365,000	415,188
Quiksilver Inc./QS Wholesale Inc. (a)
Senior Secured
08/01/18	7.875%	557,000	605,737
Total			1,020,925
Transportation Services 0.4%
Hertz Corp. (The)
01/15/21	7.375%	234,000	257,400
10/15/22	6.250%	1,115,000	1,193,050
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	718,000	766,465
Total			2,216,915
Wireless 5.2%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	1,825,000	1,854,656
NII International Telecom SCA (a)
08/15/19	11.375%	977,000	688,785
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	247,000	258,733

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
SBA Telecommunications, Inc.
07/15/20	5.750%	$3,057,000	$3,202,207
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	565,000	664,581
08/15/20	7.000%	729,000	794,610
11/15/21	11.500%	1,496,000	1,989,680
Sprint Communications, Inc. (a)
11/15/18	9.000%	5,812,000	7,105,170
03/01/20	7.000%	1,463,000	1,686,107
Sprint Corp. (a)
09/15/21	7.250%	688,000	749,920
09/15/23	7.875%	1,627,000	1,789,700
T-Mobile USA, Inc.
04/28/20	6.542%	519,000	558,574
04/28/21	6.633%	1,543,000	1,658,725
01/15/22	6.125%	695,000	728,013
04/28/22	6.731%	841,000	900,921
04/01/23	6.625%	1,511,000	1,601,660
04/28/23	6.836%	492,000	527,670
01/15/24	6.500%	695,000	728,013
Wind Acquisition Finance SA Senior Secured (a)
04/30/20	6.500%	3,102,000	3,373,425
Total			30,861,150
Wirelines 3.9%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	665,000	699,081
06/15/21	6.450%	2,666,000	2,865,950
12/01/23	6.750%	1,794,000	1,903,882
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	2,824,000	3,127,580
07/01/21	9.250%	231,000	273,735
04/15/22	8.750%	931,000	1,062,504
01/15/23	7.125%	212,000	219,950
04/15/24	7.625%	1,081,000	1,129,645
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	1,908,000	2,156,040
Level 3 Financing, Inc.
04/01/19	9.375%	552,000	612,720
07/01/19	8.125%	1,035,000	1,135,912
06/01/20	7.000%	1,610,000	1,744,837
Level 3 Financing, Inc. (a)
01/15/21	6.125%	875,000	923,125
Telecom Italia Capital SA
06/18/19	7.175%	778,000	891,783
Windstream Corp.
09/01/18	8.125%	355,000	377,188
10/15/20	7.750%	758,000	812,955
10/01/21	7.750%	755,000	811,625
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,419,000	1,646,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Senior Secured
01/01/20	8.125%	$818,000	$897,755
Total			23,292,307
Total Corporate Bonds & Notes (Cost: $508,703,819)			$540,847,658

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 6.5%
Brokerage 0.3%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (c)(f)
02/28/19	6.500%	1,698,627	1,700,750
Building Materials —%
Ply Gem Industries, Inc. Term Loan (c)(f)
02/01/21	4.000%	172,000	172,072
Chemicals 0.5%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (c)(f)
02/01/20	4.000%	788,045	788,045
PQ Corp. Term Loan (c)(f)
08/07/17	4.000%	2,270,263	2,272,283
Total			3,060,328
Construction Machinery 0.5%
CPM Acquisition Corp. (c)(f)
1st Lien Term Loan
08/29/17	6.250%	1,843,819	1,855,343
2nd Lien Term Loan
03/01/18	10.250%	1,248,000	1,263,600
Total			3,118,943
Consumer Cyclical Services 0.4%
New Breed, Inc. Term Loan (c)(f)
10/01/19	6.000%	2,152,519	2,155,210
Diversified Manufacturing 0.1%
Gardner Denver, Inc. (b)(c)(f)
Term Loan
07/30/20	4.250%	281,585	281,458
Gardner Denver, Inc. (c)(f)
Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
07/30/20	4.250%	$562,933	$562,680
Total			844,138
Food and Beverage —%
Diamond Foods, Inc. Term Loan (c)(f)
08/20/18	4.250%	288,000	288,542
Health Care 1.7%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(f)
03/20/20	8.500%	2,269,000	2,277,509
Community Health Systems, Inc. Tranche D Term Loan (c)(f)
01/27/21	4.250%	573,562	577,973
MPH Acquisition Holdings LLC Tranche B Term Loan (c)(f)
03/31/21	4.000%	1,202,000	1,198,995
U.S. Renal Care, Inc. (b)(c)(f)
1st Lien Term Loan
07/03/19	4.250%	220,989	220,529
2nd Lien Term Loan
01/03/20	7.746%	124,657	126,215
U.S. Renal Care, Inc. (c)(f)
1st Lien Term Loan
07/03/19	4.250%	2,067,073	2,062,773
2nd Lien Term Loan
01/03/20	7.746%	504,000	510,300
01/03/20	10.250%	1,554,000	1,581,195
United Surgical Partners International, Inc. Tranche B Term Loan (c)(f)
04/03/19	4.750%	1,554,419	1,559,595
Total			10,115,084
Lodging 0.4%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (c)(f)
12/28/20	6.250%	414,000	419,693
Hilton Worldwide Financial LLC Term Loan (c)(f)
10/26/20	3.500%	1,150,842	1,152,177
Playa Resorts Holding Term Loan (c)(f)
08/09/19	4.000%	568,145	569,923
Total			2,141,793
Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan (c)(f)
06/26/20	7.000%	192,000	186,480

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals 0.4%
Arch Coal, Inc. Term Loan (c)(f)
05/16/18	6.250%	$2,137,149	$2,104,493
Other Industry 0.1%
Interline Brands, Inc. 1st Lien Term Loan (b)(c)(f)
03/17/21	4.000%	570,000	569,288
Packaging 0.1%
Ardagh Holdings USA, Inc. Tranche B Term Loan (b)(c)(f)
12/17/19	4.000%	572,000	571,760
Property & Casualty 0.6%
Asurion LLC (b)(c)(f)
2nd Lien Term Loan
03/03/21	8.500%	2,673,000	2,756,531
Term Loan
05/24/19	5.000%	675,261	676,362
Total			3,432,893
Retailers 0.6%
Neiman Marcus Group, Inc. (The) Term Loan (c)(f)
10/25/20	4.250%	2,054,850	2,060,193
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(f)
08/21/20	5.750%	1,194,000	1,218,632
Total			3,278,825

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology 0.8%
Applied Systems, Inc. (c)(f)
1st Lien Term Loan
01/25/21	4.250%	$171,570	$171,999
2nd Lien Term Loan
01/24/22	7.500%	202,000	205,030
Blue Coat Systems, Inc. 2nd Lien Term Loan (c)(f)
06/26/20	9.500%	1,661,000	1,719,135
ION Trading Technologies SARL 2nd Lien Term Loan (c)(f)
05/22/21	8.250%	2,322,092	2,345,313
Triple Point Group Holdings, Inc. 2nd Lien Term Loan (c)(f)
07/10/21	9.250%	485,000	442,562
Total			4,884,039
Total Senior Loans (Cost: $38,158,359)			$38,624,638

Issuer		Shares	Value

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (d)(e)		5,000,000	13,962
TOTAL FINANCIALS			13,962
Total Limited Partnerships (Cost: $—)			$13,962

		Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.094% (g)(h)		13,748,425	13,748,425
Total Money Market Funds (Cost: $13,748,425)			$13,748,425
Total Investments
(Cost: $560,610,603) (i)			$593,234,683(j)
Other Assets & Liabilities, Net			2,554,944
Net Assets			$595,789,627

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $91,450 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(62)	USD	(7,657,000)	06/2014	47,317	—

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $220,911,749 or 37.08% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $598,923, representing 0.10% of net assets. Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	04-08-02-04-09-02	436,479
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	12-11-01-08-28-02	137,367
Varde Fund V LP	04-27-00-06-19-00	—	*

*The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $598,923, which represents 0.10% of net assets.

(f)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,278,029	40,858,791	(41,388,395)	13,748,425	26,490	13,748,425

(i)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $560,611,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$34,300,000
Unrealized Depreciation	(1,676,000)
Net Unrealized Appreciation	$32,624,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	8,640,577	584,961	9,225,538
All Other industries	—	531,622,120	—	531,622,120
Total Bonds	—	540,262,697	584,961	540,847,658
Other
Senior Loans
Construction Machinery	—	1,855,343	1,263,600	3,118,943
Lodging	—	1,722,100	419,693	2,141,793
Technology	—	3,164,904	1,719,135	4,884,039
All Other Industries	—	28,479,863	—	28,479,863
Limited Partnerships	—	—	13,962	13,962
Total Other	—	35,222,210	3,416,390	38,638,600
Mutual Funds
Money Market Funds	13,748,425	—	—	13,748,425
Total Mutual Funds	13,748,425	—	—	13,748,425
Investments in Securities	13,748,425	575,484,907	4,001,351	593,234,683
Derivatives
Assets
Futures Contracts	47,317	—	—	47,317
Total	13,795,742	575,484,907	4,001,351	593,282,000

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,269,000	1,685,915	1,685,915	2,269,000

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 91.6%

Aerospace & Defense 1.5%

ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$4,316,000	$4,256,655
Bombardier, Inc. (a)
Senior Notes
01/15/23	6.125%	3,366,000	3,395,452
Senior Unsecured
03/15/20	7.750%	1,189,000	1,331,680
Bombardier, Inc. (a)(b)
Senior Unsecured
04/15/19	4.750%	1,346,000	1,346,000
10/15/22	6.000%	1,550,000	1,550,000
Oshkosh Corp.
03/01/20	8.500%	5,154,000	5,656,515
TransDigm, Inc.
10/15/20	5.500%	369,000	375,458
Total			17,911,760

Automotive 2.9%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	1,691,000	1,760,754
03/15/21	6.250%	2,000,000	2,130,000
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/21	8.250%	2,803,000	3,170,894
Chrysler Group LLC/Co-Issuer, Inc. (a)
Secured
06/15/19	8.000%	2,506,000	2,747,202
Collins & Aikman Products Co. (a)(c)(d)(e)
08/15/12	12.875%	620,000	62
General Motors Co. Senior Unsecured (a)
10/02/23	4.875%	4,400,000	4,510,000
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	1,890,000	1,934,888
Lear Corp. Escrow Bond (c)(e)(f)
12/01/16	8.750%	595,000	—
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	2,165,000	2,451,862
02/15/19	8.500%	1,363,000	1,523,153
05/15/21	4.750%	2,032,000	2,077,720
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	4,147,000	4,416,555
Titan International, Inc. Senior Secured (a)
10/01/20	6.875%	1,643,000	1,749,795
Visteon Corp.
04/15/19	6.750%	5,944,000	6,248,630
Total			34,721,515

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking 2.3%
Ally Financial, Inc.
03/15/20	8.000%	$13,670,000	$16,472,350
09/15/20	7.500%	3,588,000	4,265,235
Royal Bank of Scotland PLC (The) Subordinated Notes (g)
03/16/22	9.500%	700,000	820,750
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	5,187,000	5,893,729
Total			27,452,064

Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	3,319,000	3,609,413

Building Materials 1.3%
Allegion US Holding Co., Inc. (a)
10/01/21	5.750%	2,125,000	2,236,562
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	4,022,000	4,142,660
Building Materials Corp. of America (a)
Senior Notes
05/01/21	6.750%	3,568,000	3,871,280
Senior Secured
02/15/20	7.000%	440,000	471,900
Gibraltar Industries, Inc.
02/01/21	6.250%	892,000	951,095
Interface, Inc.
12/01/18	7.625%	2,006,000	2,136,390
Nortek, Inc.
04/15/21	8.500%	877,000	980,047
USG Corp. (a)
11/01/21	5.875%	863,000	916,938
Total			15,706,872

Chemicals 2.9%

Ashland, Inc.
08/15/22	4.750%	852,000	836,025
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV (a)
05/01/21	7.375%	2,915,000	3,170,062
Celanese U.S. Holdings LLC
06/15/21	5.875%	1,268,000	1,363,100
Chemtura Corp.
07/15/21	5.750%	651,000	675,413
Huntsman International LLC
11/15/20	4.875%	1,318,000	1,326,238

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)
INEOS Group Holdings SA (a)
02/15/19	5.875%	$2,916,000	$2,977,965
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	3,775,000	4,360,125
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	2,613,000	2,795,910
PQ Corp. Secured (a)
05/01/18	8.750%	10,221,000	11,140,890
Polypore International, Inc.
11/15/17	7.500%	3,545,000	3,757,700
Rockwood Specialties Group, Inc.
10/15/20	4.625%	1,535,000	1,584,887
SPCM SA Senior Unsecured (a)
01/15/22	6.000%	546,000	578,760
Total			34,567,075

Construction Machinery 3.8%

Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	2,069,000	2,250,038
CNH Capital LLC
04/15/18	3.625%	410,000	417,175
Case New Holland Industrial, Inc.
12/01/17	7.875%	13,141,000	15,407,822
Columbus McKinnon Corp.
02/01/19	7.875%	1,288,000	1,387,820
H&E Equipment Services, Inc.
09/01/22	7.000%	1,923,000	2,115,300
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	5,206,000	5,427,255
United Rentals North America, Inc.
12/15/19	9.250%	7,234,000	7,975,485
05/15/20	7.375%	223,000	246,136
04/15/22	7.625%	2,936,000	3,291,990
06/15/23	6.125%	2,394,000	2,537,640
11/15/24	5.750%	2,123,000	2,138,923
Secured
07/15/18	5.750%	1,148,000	1,228,360
Total			44,423,944

Consumer Cyclical Services 1.3%

ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	3,267,000	2,871,758

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Cyclical Services (continued)
APX Group, Inc. Senior Secured
12/01/19	6.375%	$12,514,000	$12,764,280
Total			15,636,038

Consumer Products 1.2%

Revlon Consumer Products Corp.
02/15/21	5.750%	3,712,000	3,730,560
Spectrum Brands, Inc.
03/15/20	6.750%	1,066,000	1,155,278
11/15/20	6.375%	2,660,000	2,879,450
11/15/22	6.625%	899,000	978,786
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	3,710,000	3,858,400
Tempur Sealy International, Inc.
12/15/20	6.875%	1,538,000	1,682,187
Total			14,284,661

Diversified Manufacturing 0.7%
Actuant Corp.
06/15/22	5.625%	2,112,000	2,201,760
Amsted Industries, Inc. (a)
03/15/22	5.000%	2,396,000	2,407,980
Entegris, Inc. (a)(b)
04/01/22	6.000%	819,000	837,428
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	2,511,000	2,586,330
Total			8,033,498

Electric 1.5%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	4,219,000	4,809,660
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	4,252,000	4,464,600
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	2,015,000	2,211,462
NRG Energy, Inc. (a)
07/15/22	6.250%	6,548,000	6,728,070
Total			18,213,792

Entertainment 1.1%

Activision Blizzard, Inc. (a)
09/15/21	5.625%	8,298,000	8,878,860
09/15/23	6.125%	680,000	740,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
Regal Entertainment Group Senior Unsecured
03/15/22	5.750%	$751,000	$773,530
Speedway Motorsports, Inc.
02/01/19	6.750%	2,076,000	2,205,750
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (c)(e)
07/01/15	9.300%	11,535	11,535
Total			12,610,025

Environmental 0.2%

Clean Harbors, Inc.
08/01/20	5.250%	1,961,000	2,019,830

Food and Beverage 0.9%

ARAMARK Corp.
03/15/20	5.750%	2,709,000	2,861,381
B&G Foods, Inc.
06/01/21	4.625%	1,705,000	1,685,819
Constellation Brands, Inc. Senior Unsecured
05/01/21	3.750%	1,526,000	1,491,665
Darling International, Inc. (a)
01/15/22	5.375%	3,431,000	3,525,352
TreeHouse Foods, Inc.
03/15/22	4.875%	722,000	726,513
Total			10,290,730

Gaming 4.6%
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	1,676,000	1,483,260
02/15/20	9.000%	2,306,000	2,069,635
MCE Finance Ltd. (a)
02/15/21	5.000%	4,996,000	4,996,000
MGM Resorts International
10/01/20	6.750%	1,044,000	1,157,535
12/15/21	6.625%	5,374,000	5,911,400
PNK Finance Corp. (a)
08/01/21	6.375%	4,476,000	4,655,040
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	1,497,000	1,476,416
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	5,645,000	6,237,725
Senior Unsecured
10/01/20	7.804%	1,515,000	1,663,728
Seneca Gaming Corp. (a)
12/01/18	8.250%	2,480,000	2,653,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Studio City Finance Ltd. (a)
12/01/20	8.500%	$5,451,000	$6,105,120
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	2,942,000	2,897,870
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	4,284,000	3,732,435
Wynn Macau Ltd. Senior Unsecured (a)
10/15/21	5.250%	9,014,000	9,171,745
Total			54,211,509

Gas Pipelines 6.9%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	4,551,000	4,585,132
03/15/24	4.875%	2,898,000	2,890,755
Crestwood Midstream Partners LP/Corp. (a)
03/01/22	6.125%	1,298,000	1,356,410
El Paso LLC
Senior Secured
09/15/20	6.500%	3,716,000	4,076,055
01/15/32	7.750%	11,088,000	11,858,926
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	10,292,000	11,192,550
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,569,000	1,694,520
02/15/23	5.500%	4,323,000	4,441,883
07/15/23	4.500%	6,141,000	5,910,712
Northwest Pipeline LLC Senior Unsecured
12/01/25	7.125%	150,000	184,268
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	2,354,000	2,448,160
07/15/21	6.500%	6,017,000	6,453,232
03/01/22	5.875%	911,000	945,163
11/01/23	4.500%	1,614,000	1,501,020
Sabine Pass Liquefaction LLC Senior Secured
02/01/21	5.625%	3,218,000	3,318,563
Sonat, Inc. Senior Secured
02/01/18	7.000%	2,600,000	2,851,709
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	8,686,000	8,696,857
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	6,490,000	6,498,112
Total			80,904,027

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care 6.4%
Amsurg Corp.
11/30/20	5.625%	$1,343,000	$1,396,720
Biomet, Inc.
08/01/20	6.500%	4,766,000	5,132,982
10/01/20	6.500%	1,750,000	1,859,375
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	4,575,000	4,780,875
Senior Secured
08/01/21	5.125%	838,000	858,950
Catamaran Corp.
03/15/21	4.750%	833,000	844,454
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	1,932,000	1,989,960
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	4,611,000	5,129,737
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	5,000,000	5,318,750
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	289,000	311,398
01/31/22	5.875%	2,530,000	2,688,125
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	73,000	81,760
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	3,269,000	3,499,465
HCA, Inc.
05/01/23	5.875%	1,844,000	1,897,015
Senior Secured
03/15/19	3.750%	2,712,000	2,722,170
02/15/20	6.500%	9,034,000	10,118,080
05/01/23	4.750%	2,346,000	2,319,608
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (a)
09/01/18	7.375%	370,000	377,400
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	1,869,000	1,967,123
LifePoint Hospitals, Inc. (a)
12/01/21	5.500%	2,376,000	2,476,980
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	3,157,000	3,543,732
STHI Holding Corp. Secured (a)
03/15/18	8.000%	1,362,000	1,443,720
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	3,969,000	3,998,767
04/01/21	4.500%	844,000	825,010
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
04/01/22	8.125%	$6,989,000	$7,810,207
Tenet Healthcare Corp. (a)
Senior Secured
10/01/20	6.000%	1,604,000	1,718,285
Total			75,110,648

Home Construction 1.3%
Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	1,127,000	1,163,628
KB Home
05/15/19	4.750%	1,629,000	1,641,217
Meritage Homes Corp.
03/01/18	4.500%	1,900,000	1,947,500
04/15/20	7.150%	739,000	823,985
04/01/22	7.000%	2,046,000	2,255,715
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	2,403,000	2,649,307
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	717,000	790,493
04/15/20	7.750%	3,223,000	3,553,357
04/15/21	5.250%	138,000	139,380
Total			14,964,582

Independent Energy 10.4%
Antero Resources Finance Corp. (a)
11/01/21	5.375%	1,728,000	1,753,920
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,085,000	2,236,163
Chesapeake Energy Corp.
08/15/20	6.625%	7,933,000	8,914,709
02/15/21	6.125%	5,677,000	6,187,930
03/15/23	5.750%	3,352,000	3,548,930
Cimarex Energy Co.
05/01/22	5.875%	1,571,000	1,704,535
Comstock Resources, Inc.
06/15/20	9.500%	4,694,000	5,351,160
Concho Resources, Inc.
01/15/21	7.000%	1,326,000	1,461,915
01/15/22	6.500%	5,057,000	5,512,130
04/01/23	5.500%	4,140,000	4,305,600
Continental Resources, Inc.
04/01/21	7.125%	1,532,000	1,734,990
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	645,000	724,013
Senior Secured
05/01/19	6.875%	3,680,000	3,974,400
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	2,635,000	3,043,425
Kodiak Oil & Gas Corp.
12/01/19	8.125%	4,098,000	4,543,657
01/15/21	5.500%	4,192,000	4,302,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
02/01/22	5.500%	$9,696,000	$9,926,280
Laredo Petroleum, Inc.
02/15/19	9.500%	6,990,000	7,715,212
Laredo Petroleum, Inc. (a)
01/15/22	5.625%	3,401,000	3,443,512
MEG Energy Corp. (a)
03/31/24	7.000%	2,376,000	2,512,620
Oasis Petroleum, Inc.
02/01/19	7.250%	2,897,000	3,099,790
11/01/21	6.500%	5,906,000	6,348,950
01/15/23	6.875%	2,617,000	2,839,445
Oasis Petroleum, Inc. (a)
03/15/22	6.875%	2,345,000	2,538,462
Plains Exploration & Production Co.
02/15/23	6.875%	620,000	689,750
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	4,499,000	4,948,900
10/01/22	5.375%	3,539,000	3,569,966
05/01/23	5.250%	3,382,000	3,365,090
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	645,000	696,600
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	2,022,000	2,183,760
01/01/23	6.500%	1,533,000	1,636,478
SM Energy Co. (a)
Senior Unsecured
01/15/24	5.000%	2,447,000	2,379,707
SandRidge Energy, Inc.
10/15/22	8.125%	633,000	689,970
02/15/23	7.500%	544,000	579,360
Whiting Petroleum Corp.
10/01/18	6.500%	243,000	255,758
03/15/21	5.750%	3,248,000	3,491,600
Total			122,210,727
Lodging 1.1%
Choice Hotels International, Inc.
07/01/22	5.750%	1,561,000	1,654,660
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	5,619,000	5,885,903
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	4,860,000	5,261,580
Total			12,802,143

Media Cable 2.6%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	1,587,000	1,567,162
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	5,920,000	6,615,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	$2,927,000	$3,058,715
DISH DBS Corp.
06/01/21	6.750%	8,286,000	9,280,320
07/15/22	5.875%	4,040,000	4,312,700
Mediacom Broadband LLC/Corp. Senior Unsecured (a)
04/15/21	5.500%	416,000	418,080
Quebecor Media, Inc. (a)(c)(e)
01/15/49	9.750%	1,855,000	74,571
Videotron Ltd.
07/15/22	5.000%	3,272,000	3,280,180
Videotron Ltd. (a)(b)
06/15/24	5.375%	2,323,000	2,334,615
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	89,000	95,230
Total			31,037,173

Media Non-Cable 6.5%
AMC Networks, Inc.
07/15/21	7.750%	7,554,000	8,507,692
12/15/22	4.750%	2,280,000	2,268,600
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	1,738,000	1,781,450
02/15/24	5.625%	588,000	602,700
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	2,017,000	2,140,541
11/15/22	6.500%	9,624,000	10,285,650
DigitalGlobe, Inc.
02/01/21	5.250%	2,578,000	2,545,775
Gannett Co., Inc. (a)
10/15/19	5.125%	1,950,000	2,047,500
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	3,292,000	3,612,970
Intelsat Jackson Holdings SA
10/15/20	7.250%	561,000	608,685
Senior Unsecured
04/01/21	7.500%	925,000	1,015,188
Intelsat Luxembourg SA (a)
06/01/21	7.750%	2,609,000	2,745,973
Lamar Media Corp.
05/01/23	5.000%	1,788,000	1,788,000
Lamar Media Corp. (a)
01/15/24	5.375%	1,120,000	1,148,000
MDC Partners, Inc. (a)
04/01/20	6.750%	4,395,000	4,625,737
Netflix, Inc. Senior Unsecured (a)
03/01/24	5.750%	953,000	986,355

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	$3,239,000	$3,384,755
Nielsen Finance LLC/Co.
10/01/20	4.500%	7,178,000	7,231,835
Nielsen Finance LLC/Co. (a)(b)
04/15/22	5.000%	759,000	760,898
Sirius XM Holdings, Inc. (a)
08/15/22	5.250%	2,300,000	2,369,000
Starz LLC/Finance Corp.
09/15/19	5.000%	871,000	899,308
Univision Communications, Inc. (a)
Senior Secured
11/01/20	7.875%	6,701,000	7,421,357
09/15/22	6.750%	2,740,000	3,031,125
05/15/23	5.125%	4,544,000	4,646,240
Ziff Davis Media, Inc. (c)(d)(e)
12/15/11	0.000%	68,749	1,794
Total			76,457,128

Metals 1.8%
Alpha Natural Resources, Inc.
06/01/19	6.000%	2,222,000	1,694,275
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	5,142,000	5,482,657
02/25/22	6.750%	4,737,000	5,215,381
CONSOL Energy, Inc.
03/01/21	6.375%	172,000	182,105
Calcipar SA Senior Secured (a)
05/01/18	6.875%	5,882,000	6,264,330
Compass Minerals International, Inc.
06/01/19	8.000%	1,610,000	1,692,513
Peabody Energy Corp.
11/15/18	6.000%	756,000	792,855
11/15/21	6.250%	434,000	435,085
Total			21,759,201

Non-Captive Consumer 0.9%
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	4,045,000	4,045,000
Springleaf Finance Corp.
12/15/17	6.900%	923,000	1,012,993
06/01/20	6.000%	1,550,000	1,577,125
10/01/21	7.750%	1,950,000	2,159,625
10/01/23	8.250%	1,352,000	1,504,100
Total			10,298,843

Non-Captive Diversified 3.5%
AerCap Aviation Solutions BV
05/30/17	6.375%	3,746,000	4,083,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	$2,786,000	$2,953,160
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	1,597,000	1,598,996
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	4,785,000	5,335,275
Senior Unsecured
02/15/19	5.500%	10,280,000	11,051,000
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	509,000	556,083
12/15/20	8.250%	10,831,000	13,099,986
01/15/22	8.625%	2,381,000	2,919,701
Total			41,597,341

Oil Field Services 1.6%

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	8,699,000	9,351,425
Oil States International, Inc.
06/01/19	6.500%	2,990,000	3,146,975
01/15/23	5.125%	2,238,000	2,506,560
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	4,301,000	4,268,742
Total			19,273,702

Other Financial Institutions 0.5%
FTI Consulting, Inc.
11/15/22	6.000%	1,058,000	1,079,160
Icahn Enterprises LP/Finance Corp. (a)
08/01/20	6.000%	1,636,000	1,734,160
02/01/22	5.875%	2,834,000	2,876,510
Total			5,689,830

Other Industry 0.1%
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	767,000	813,979

Packaging 1.2%
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	4,481,000	4,699,449
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	3,465,000	3,629,588
Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	3,830,000	4,217,787

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Sealed Air Corp. (a)
09/15/21	8.375%	$1,171,000	$1,348,114
Total			13,894,938

Paper 0.1%
Graphic Packaging International, Inc.
04/15/21	4.750%	1,515,000	1,515,000

Pharmaceuticals 1.6%
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	1,429,000	1,461,152
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	1,422,000	1,581,975
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	2,614,000	2,875,400
07/15/21	7.500%	3,736,000	4,203,000
12/01/21	5.625%	2,075,000	2,181,344
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	6,228,000	6,741,810
Total			19,044,681

Property & Casualty —%
Lumbermens Mutual Casualty Co. (a)(d)
12/01/97	8.450%	30,000	15
Lumbermens Mutual Casualty Co. (d)
Subordinated Notes
07/01/26	9.150%	645,000	323
Total			338

REITs 0.4%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	2,876,000	3,034,180
DuPont Fabros Technology LP
09/15/21	5.875%	1,310,000	1,385,325
Total			4,419,505

Retailers 0.5%
AutoNation, Inc.
02/01/20	5.500%	292,000	317,550
L Brands, Inc.
02/15/22	5.625%	2,798,000	2,955,388
Rite Aid Corp. Senior Secured
08/15/20	8.000%	2,706,000	3,003,660
Total			6,276,598

Technology 6.2%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	2,604,000	2,727,690

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
04/01/20	6.375%	$1,957,000	$2,084,205
Audatex North America, Inc. (a)
06/15/21	6.000%	1,256,000	1,340,780
11/01/23	6.125%	1,255,000	1,335,006
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	1,308,000	1,397,925
CDW LLC/Finance Corp.
04/01/19	8.500%	438,000	479,610
Senior Secured
12/15/18	8.000%	5,492,000	5,931,360
Cardtronics, Inc.
09/01/18	8.250%	3,093,000	3,297,911
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	1,303,000	1,332,318
07/15/21	7.000%	1,770,000	1,973,550
04/01/23	5.375%	4,705,000	4,799,100
First Data Corp. (a)
Secured
01/15/21	8.250%	8,593,000	9,323,405
Senior Secured
06/15/19	7.375%	7,632,000	8,242,560
08/15/20	8.875%	370,000	409,775
Goodman Networks, Inc.
Senior Secured
07/01/18	12.125%	3,057,000	3,255,705
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.375%	1,584,000	1,688,940
Interactive Data Corp.
08/01/18	10.250%	4,545,000	4,914,281
Iron Mountain, Inc.
08/15/23	6.000%	1,700,000	1,806,250
NCR Corp. (a)
Senior Unsecured
12/15/21	5.875%	897,000	944,093
12/15/23	6.375%	2,690,000	2,854,762
NXP BV/Funding LLC (a)
06/01/18	3.750%	4,336,000	4,357,680
02/15/21	5.750%	323,000	343,995
Nuance Communications, Inc. (a)
08/15/20	5.375%	6,359,000	6,319,256
VeriSign, Inc.
05/01/23	4.625%	2,191,000	2,103,360
Total			73,263,517

Textile —%
Quiksilver Inc./QS Wholesale Inc. Senior Secured (a)
08/01/18	7.875%	428,000	465,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	$2,405,000	$2,768,756
Hertz Corp. (The)
10/15/20	5.875%	1,980,000	2,111,181
01/15/21	7.375%	417,000	458,700
10/15/22	6.250%	2,417,000	2,586,190
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	1,617,000	1,726,148
Total			9,650,975

Wireless 5.7%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	5,744,000	5,837,340
NII International Telecom SCA (a)
08/15/19	11.375%	2,290,000	1,614,450
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	458,000	479,755
SBA Telecommunications, Inc.
07/15/20	5.750%	6,124,000	6,414,890
Sprint Communications, Inc. (a)
11/15/18	9.000%	10,599,000	12,957,277
03/01/20	7.000%	3,217,000	3,707,592
Sprint Corp. (a)
09/15/21	7.250%	4,800,000	5,232,000
09/15/23	7.875%	3,650,000	4,015,000
T-Mobile USA, Inc.
04/28/20	6.542%	1,034,000	1,112,843
04/28/21	6.633%	2,399,000	2,578,925
01/15/22	6.125%	2,077,000	2,175,657
04/28/22	6.731%	4,452,000	4,769,205
04/01/23	6.625%	3,346,000	3,546,760
04/28/23	6.836%	1,230,000	1,319,175
01/15/24	6.500%	2,077,000	2,175,658
Wind Acquisition Finance SA (a)
Senior Secured
02/15/18	7.250%	2,268,000	2,392,740
04/30/20	6.500%	5,906,000	6,422,775
Total			66,752,042

Wirelines 5.0%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	2,305,000	2,423,131
06/15/21	6.450%	8,546,000	9,186,950
03/15/22	5.800%	3,895,000	3,982,637
12/01/23	6.750%	2,586,000	2,744,393
EarthLink Holdings Corp. Senior Secured
06/01/20	7.375%	2,362,000	2,456,480
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%	20,000	23,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
03/15/19	7.125%	$1,100,000	$1,218,250
04/15/20	8.500%	772,000	897,450
07/01/21	9.250%	6,350,000	7,524,750
04/15/22	8.750%	1,509,000	1,722,146
Level 3 Financing, Inc.
04/01/19	9.375%	8,328,000	9,244,080
07/01/19	8.125%	1,658,000	1,819,655
06/01/20	7.000%	2,609,000	2,827,504
Level 3 Financing, Inc. (a)
01/15/21	6.125%	1,731,000	1,826,205
Level 3 Financing, Inc. (a)(g)
01/15/18	3.846%	884,000	899,470
Telecom Italia Capital SA
06/18/19	7.175%	2,066,000	2,368,153
Windstream Corp.
10/15/20	7.750%	5,637,000	6,045,682
06/01/22	7.500%	1,855,000	1,957,025
Total			59,167,311

Total Corporate Bonds & Notes (Cost: $1,025,187,617)			$1,081,062,405

Convertible Bonds —%

Wirelines —%

At Home Corp. Subordinated Notes (c)(d)(e)
06/12/15	4.750%	296,350	30

Total Convertible Bonds (Cost: $—)			$30

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 5.4%

Automotive —%

BHM Technologies LLC Term Loan (c)(d)(e)(g)(h)
11/26/13	0.000%	386,034	1,042

Building Materials —%
Ply Gem Industries, Inc. Term Loan (g)(h)
02/01/21	4.000%	337,000	337,142

Chemicals 0.3%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (g)(h)
02/01/20	4.000%	1,496,690	1,496,690

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
PQ Corp. Term Loan (g)(h)
08/07/17	4.000%	$2,372,210	$2,374,321
Total			3,871,011

Construction Machinery 0.6%
CPM Acquisition Corp. (g)(h)
1st Lien Term Loan
08/29/17	6.250%	4,135,084	4,160,928
2nd Lien Term Loan
03/01/18	10.250%	2,799,000	2,833,988
Total			6,994,916

Consumer Cyclical Services 0.3%

New Breed, Inc. Term Loan (g)(h)
10/01/19	6.000%	4,054,993	4,060,062

Diversified Manufacturing 0.4%
Gardner Denver, Inc. (b)(g)(h)
Term Loan
07/30/20	4.250%	3,213,531	3,212,085
Gardner Denver, Inc. (g)(h)
Term Loan
07/30/20	4.250%	1,111,882	1,111,381
Total			4,323,466

Food and Beverage —%
Diamond Foods, Inc. Term Loan (g)(h)
08/20/18	4.250%	567,000	568,066

Health Care 0.9%
Community Health Systems, Inc. Tranche D Term Loan (g)(h)
01/27/21	4.250%	1,127,175	1,135,843
MPH Acquisition Holdings LLC Tranche B Term Loan (g)(h)
03/31/21	4.000%	2,378,000	2,372,055
U.S. Renal Care, Inc. (b)(g)(h)
1st Lien Term Loan
07/03/19	4.250%	1,205,391	1,202,884
2nd Lien Term Loan
01/03/20	7.746%	242,975	246,012
U.S. Renal Care, Inc. (g)(h)
1st Lien Term Loan
07/03/19	4.250%	1,061,665	1,059,457
2nd Lien Term Loan
01/03/20	7.746%	1,002,000	1,014,525

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
United Surgical Partners International, Inc. Tranche B Term Loan (g)(h)
04/03/19	4.750%	$3,860,932	$3,873,789
Total			10,904,565

Lodging 0.4%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (g)(h)
12/28/20	6.250%	809,000	820,124
Hilton Worldwide Financial LLC Term Loan (g)(h)
10/26/20	3.500%	2,276,500	2,279,141
Playa Resorts Holding Term Loan (g)(h)
08/09/19	4.000%	1,133,305	1,136,852
Total			4,236,117

Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan (g)(h)
06/26/20	7.000%	374,000	363,247

Metals 0.7%
Arch Coal, Inc. (b)(g)(h)
Term Loan
05/16/18	6.250%	1,162,050	1,144,294
Arch Coal, Inc. (g)(h)
Term Loan
05/16/18	6.250%	6,649,543	6,547,937
Total			7,692,231

Other Industry 0.1%
Interline Brands, Inc. 1st Lien Term Loan (b)(g)(h)
03/17/21	4.000%	1,126,000	1,124,592

Packaging 0.1%
Ardagh Holdings USA, Inc. Tranche B Term Loan (b)(g)(h)
12/17/19	4.000%	1,120,000	1,119,530

Property & Casualty 0.6%
Asurion LLC (b)(g)(h)
2nd Lien Term Loan
03/03/21	8.500%	5,283,000	5,448,094
Term Loan
05/24/19	5.000%	1,333,566	1,335,740
Total			6,783,834

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers 0.5%
Neiman Marcus Group, Inc. (The) Term Loan (g)(h)
10/25/20	4.250%	$3,376,538	$3,385,316
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (g)(h)
08/21/20	5.750%	2,276,000	2,322,954
Total			5,708,270

Technology 0.5%
Applied Systems, Inc. 1st Lien Term Loan (g)(h)
01/25/21	4.250%	338,153	338,998
Freescale Semiconductor, Inc. Tranche B4 Term Loan (g)(h)
02/28/20	4.250%	1,175	1,179
Triple Point Group Holdings, Inc. 1st Lien Term Loan (g)(h)
07/10/20	5.250%	5,358,075	5,036,591
Total			5,376,768

Total Senior Loans (Cost: $63,990,224)			$63,464,859

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp.	404	$33,823

Media —%
Haights Cross Communications, Inc. (c)(e)(f)	27,056	—
Loral Space & Communications, Inc. (i)	6	424
Ziff Davis Holdings, Inc. (c)(e)(i)	553	6
Total		430
TOTAL CONSUMER DISCRETIONARY		34,253

INDUSTRIALS —%
Airlines —%
Delta Air Lines, Inc.	399	13,825

Building Products —%
BHM Technologies LLC (c)(e)	35,922	359

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail —%
Quality Distribution, Inc. (i)	195	$2,533
TOTAL INDUSTRIALS		16,717

MATERIALS —%
Metals & Mining —%
Neenah Enterprises, Inc. (c)(e)(i)	45,482	204,669
TOTAL MATERIALS		204,669

UTILITIES —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow (c)(e)(f)	6,049,000	—
TOTAL UTILITIES		—

Total Common Stocks (Cost: $695,300)		$255,639

Preferred Stocks —%

INDUSTRIALS —%
Industrial Conglomerates —%
BHM Technologies LLC (c)(e)(i)	430	$4

Total Preferred Stocks (Cost: $23)		$4

Warrants —%

CONSUMER DISCRETIONARY —%

Auto Components —%
Lear Corp. (i)	45	$7,534

Media —%
ION Media Networks, Inc. (c)(e)(i)	123	1
Total Consumer Discretionary		7,535
Total Warrants (Cost: $316,604)		$7,535

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.094% (j)(k)	25,868,692	$25,868,692

Total Money Market Funds (Cost: $25,868,692)		$25,868,692

Total Investments
(Cost: $1,116,058,460) (l)	$1,170,659,164(m)
Other Assets & Liabilities, Net	9,163,939
Net Assets	$1,179,823,103

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $182,900 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(124)	USD	(15,314,000)	06/2014	94,633	—

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $420,238,969 or 35.62% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $294,073, representing 0.02% of net assets. Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp.
Subordinated Notes
06/12/15 4.750%	7-26-2005	—
BHM Technologies LLC
Common Stock	7-21-2006	1,940
BHM Technologies LLC
Preferred Stock	7-21-2006	23
BHM Technologies LLC
Term Loan
11/26/13 0.000%	06-21-2007 - 03-31-2010	951,580
Calpine Corp. Escrow
Common Stock	9-29-2011	—
Collins & Aikman Products Co.
08/15/12 12.875%	08-12-2004 - 04-12-2005	488,810
Haights Cross Communications, Inc.
Common Stock	01-15-2004 - 02-03-2006	307,972
ION Media Networks, Inc.
Warrant	12-19-2005 - 04-14-2009	316,604
Lear Corp. Escrow Bond
12/01/16 8.750%	11-20-2006 - 07-24-2008	—
Neenah Enterprises, Inc.
Common Stock	8-2-2010	385,233
Quebecor Media, Inc.
01/15/49 9.750%	01-17-2007 - 07-24-2008	19,371
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	01-27-2003 - 04-24-2013	11,208
Ziff Davis Holdings, Inc.
Common Stock	7-1-2008	6
Ziff Davis Media, Inc.
12/15/11 0.000%	07-01-2008 - 04-15-2011	53,372

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2014, the value of these securities amounted to $3,266, which represents 0.00% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $294,073, which represents 0.02% of net assets.

(f)	Negligible market value.
(g)	Variable rate security.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	Non-income producing.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,832,003	81,641,573	(76,604,884)	25,868,692	6,805	25,868,692

(l)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $1,116,058,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$60,008,000
Unrealized Depreciation	(5,407,000)
Net Unrealized Appreciation	$54,601,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Automotive	—	34,721,453	62	34,721,515
Entertainment	—	12,598,490	11,535	12,610,025
Media Cable	—	30,962,602	74,571	31,037,173
Media Non-Cable	—	76,455,334	1,794	76,457,128
All Other Industries	—	926,236,564	—	926,236,564
Convertible Bonds	—	—	30	30
Total Bonds	—	1,080,974,443	87,992	1,081,062,435
Equity Securities
Common Stocks
Consumer Discretionary	34,247	—	6	34,253
Industrials	16,358	—	359	16,717
Materials	—	—	204,669	204,669
Preferred Stocks
Industrials	—	—	4	4
Warrants
Consumer Discretionary	7,534	—	1	7,535
Total Equity Securities	58,139	—	205,039	263,178
Other
Senior Loans
Automotive	—	—	1,042	1,042
Construction Machinery	—	4,160,928	2,833,988	6,994,916
Lodging	—	3,415,993	820,124	4,236,117
Technology	—	340,177	5,036,591	5,376,768
All Other Industries	—	46,856,016	—	46,856,016
Total Other	—	54,773,114	8,691,745	63,464,859
Mutual Funds
Money Market Funds	25,868,692	—	—	25,868,692
Total Mutual Funds	25,868,692	—	—	25,868,692
Investments in Securities	25,926,831	1,135,747,557	8,984,776	1,170,659,164
Derivatives
Assets
Futures Contracts	94,633	—	—	94,633
Total	26,021,464	1,135,747,557	8,984,776	1,170,753,797

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, utilizing single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	4,780,668	4,780,668	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – International Opportunity Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
AUSTRALIA 5.4%
Ansell Ltd.	371,097	$6,340,435
Australia and New Zealand Banking Group Ltd.	192,847	5,932,545
CSL Ltd.	101,988	6,587,577
Goodman Group	700,360	3,080,297
Total		21,940,854
BELGIUM 3.6%
Anheuser-Busch InBev NV	80,537	8,443,429
Umicore SA	122,694	6,252,395
Total		14,695,824
CANADA 4.0%
Canadian National Railway Co.	79,600	4,472,145
CGI Group, Inc., Class A (a)	199,800	6,168,407
Suncor Energy, Inc.	162,300	5,668,388
Total		16,308,940
CHINA 2.8%
ENN Energy Holdings Ltd.	656,000	4,576,510
Ping An Insurance Group Co. of China Ltd., Class H	795,000	6,607,142
Total		11,183,652
COLOMBIA 0.6%
BanColombia SA, ADR	45,000	2,541,600
FRANCE 5.0%
Airbus Group NV	97,360	6,973,313
BNP Paribas SA	115,782	8,930,798
L’Oreal SA	25,040	4,129,212
Total		20,033,323
GERMANY 9.7%
Allianz SE, Registered Shares	42,215	7,135,922
Bayer AG, Registered Shares	78,980	10,682,648
Brenntag AG	40,159	7,449,515
Continental AG	41,513	9,945,405
Linde AG	20,700	4,140,719
Total		39,354,209
HONG KONG 2.1%
AIA Group Ltd.	1,761,800	8,379,385

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA 0.5%
PT Bank Rakyat Indonesia Persero Tbk	2,600,000	$2,210,467
JAPAN 22.3%
Daikin Industries Ltd.	99,700	5,591,121
Dentsu, Inc.	160,800	6,089,179
Fuji Media Holdings, Inc.	203,000	3,725,120
Japan Exchange Group, Inc.	249,600	6,101,167
Mazda Motor Corp.	1,907,000	8,472,047
Mitsubishi Estate Co., Ltd.	177,000	4,202,982
Mitsubishi UFJ Financial Group, Inc.	1,147,400	6,318,485
Nomura Holdings, Inc.	644,100	4,131,825
Ono Pharmaceutical Co., Ltd.	59,900	5,207,226
OSG Corp.	315,500	5,465,489
Ryohin Keikaku Co., Ltd.	69,400	6,691,453
Santen Pharmaceutical Co., Ltd.	39,300	1,738,912
SCSK Corp.	221,800	5,980,373
Sekisui Chemical Co., Ltd.	638,000	6,626,425
Shimadzu Corp.	612,000	5,437,454
Sumitomo Mitsui Trust Holdings, Inc.	1,157,000	5,234,904
Wacom Co., Ltd.	481,000	3,370,652
Total		90,384,814
NETHERLANDS 3.4%
Aegon NV	803,316	7,373,862
ASML Holding NV	68,364	6,331,831
Total		13,705,693
PANAMA 1.4%
Copa Holdings SA, Class A	38,611	5,605,931
SINGAPORE 1.7%
Global Logistic Properties Ltd.	1,257,000	2,652,820
Oversea-Chinese Banking Corp., Ltd. (b)	563,085	4,274,952
Total		6,927,772
SPAIN 2.2%
Amadeus IT Holding SA, Class A	123,890	5,145,912
Inditex SA	25,652	3,848,468
Total		8,994,380
SWEDEN 2.7%
Nordea Bank AB	411,123	5,831,172
SKF AB B Shares	193,237	4,947,139
Total		10,778,311

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND 7.9%
Cie Financiere Richemont SA, Class A, Registered Shares	48,737	$4,652,907
Nestlé SA, Registered Shares	61,243	4,610,284
Novartis AG, Registered Shares	87,280	7,404,558
Syngenta AG, Registered Shares	13,186	4,986,234
UBS AG, Registered Shares	500,668	10,341,268
Total		31,995,251
UNITED KINGDOM 24.1%
3i Group PLC	330,000	2,189,085
AMEC PLC	125,000	2,338,178
BG Group PLC	326,293	6,078,970
BT Group PLC	1,021,105	6,460,363
Diageo PLC	286,924	8,902,008
GKN PLC	613,361	3,991,071
Hays PLC	1,600,000	3,867,788
HSBC Holdings PLC	1,091,446	11,054,096
Intermediate Capital Group PLC	730,000	5,034,810
Legal & General Group PLC	1,549,645	5,288,406
Pearson PLC	195,000	3,455,752
Rolls-Royce Holdings PLC	180,000	3,222,935
St. James’s Place PLC	303,859	4,179,273
Ultra Electronics Holdings PLC	65,000	1,939,729
Unilever PLC	207,269	8,849,498
Vodafone Group PLC	1,343,800	4,935,417
Whitbread PLC	89,087	6,181,461
Wolseley PLC	166,806	9,485,672
Total		97,454,512
Total Common Stocks (Cost: $340,531,750)		$402,494,918

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.094% (c)(d)	6,374,931	$6,374,931
Total Money Market Funds (Cost: $6,374,931)		$6,374,931
Total Investments
(Cost: $346,906,681) (e)		$408,869,849(f)
Other Assets & Liabilities, Net		(4,206,943)
Net Assets		$404,662,906

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $4,274,952, which represents 1.06% of net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,791,785	35,367,564	(32,784,418)	6,374,931	1,043	6,374,931

(e)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $346,907,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$67,735,000
Unrealized Depreciation	(5,772,000)
Net Unrealized Appreciation	$61,963,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	63,679,287	—	63,679,287
Consumer Staples	—	34,934,432	—	34,934,432
Energy	5,668,388	8,417,148	—	14,085,536
Financials	2,541,600	126,485,662	—	129,027,262
Health Care	—	37,961,358	—	37,961,358
Industrials	10,078,076	48,942,701	—	59,020,777
Information Technology	6,168,407	26,266,222	—	32,434,629
Materials	—	15,379,347	—	15,379,347
Telecommunication Services	—	11,395,780	—	11,395,780
Utilities	—	4,576,510	—	4,576,510
Total Equity Securities	24,456,471	378,038,447	—	402,494,918
Mutual Funds
Money Market Funds	6,374,931	—	—	6,374,931
Total Mutual Funds	6,374,931	—	—	6,374,931
Total	30,831,402	378,038,447	—	408,869,849

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 17.5%
Auto Components 1.3%
Delphi Automotive PLC	261,110	$17,718,925
Hotels, Restaurants & Leisure 3.2%
Las Vegas Sands Corp.	167,094	13,497,853
Starwood Hotels & Resorts Worldwide, Inc.	367,180	29,227,528
Total		42,725,381
Internet & Catalog Retail 3.2%
Amazon.com, Inc. (a)	89,577	30,144,452
Priceline Group, Inc. (The) (a)	11,319	13,491,003
Total		43,635,455
Media 4.1%
DISH Network Corp., Class A (a)	372,267	23,158,730
Time Warner Cable, Inc.	111,670	15,318,891
Twenty-First Century Fox, Inc., Class A	547,840	17,514,445
Total		55,992,066
Specialty Retail 2.9%
Lowe’s Companies, Inc.	580,843	28,403,223
O’Reilly Automotive, Inc. (a)	70,093	10,401,100
Total		38,804,323
Textiles, Apparel & Luxury Goods 2.8%
Hanesbrands, Inc.	171,833	13,141,788
VF Corp.	404,822	25,050,385
Total		38,192,173
TOTAL CONSUMER DISCRETIONARY		237,068,323
CONSUMER STAPLES 7.5%
Beverages 3.2%
Anheuser-Busch InBev NV, ADR	103,487	10,897,181
Coca-Cola Enterprises, Inc.	488,968	23,353,112
PepsiCo, Inc.	106,117	8,860,769
Total		43,111,062
Food & Staples Retailing 2.2%
Walgreen Co.	446,030	29,451,361
Food Products 0.6%
WhiteWave Foods Co. (The), Class A (a)	308,898	8,815,949

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.5%
Estee Lauder Companies, Inc. (The), Class A	300,248	$20,080,586
TOTAL CONSUMER STAPLES		101,458,958
ENERGY 4.9%
Energy Equipment & Services 3.3%
Halliburton Co.	320,012	18,845,507
Schlumberger Ltd.	264,459	25,784,752
Total		44,630,259
Oil, Gas & Consumable Fuels 1.6%
EOG Resources, Inc.	112,780	22,124,053
Kinder Morgan Management LLC (a)(b)(c)	—	1
Total		22,124,054
TOTAL ENERGY		66,754,313
FINANCIALS 5.7%
Banks 2.3%
Fifth Third Bancorp	557,005	12,783,265
Wells Fargo & Co.	361,120	17,962,109
Total		30,745,374
Capital Markets 2.8%
BlackRock, Inc.	54,456	17,125,323
Invesco Ltd.	314,390	11,632,430
TD Ameritrade Holding Corp.	275,850	9,365,107
Total		38,122,860
Real Estate Investment Trusts (REITs) 0.6%
Simon Property Group, Inc.	45,800	7,511,200
TOTAL FINANCIALS		76,379,434
HEALTH CARE 16.3%
Biotechnology 7.4%
Biogen Idec, Inc. (a)	61,970	18,954,764
Celgene Corp. (a)	113,577	15,855,349
Cubist Pharmaceuticals, Inc. (a)	131,891	9,647,827
Gilead Sciences, Inc. (a)	457,790	32,438,999
Pharmacyclics, Inc. (a)	69,160	6,931,215
Vertex Pharmaceuticals, Inc. (a)	226,203	15,997,076
Total		99,825,230

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 2.9%
St. Jude Medical, Inc.	372,170	$24,336,196
Zimmer Holdings, Inc.	155,698	14,725,917
Total		39,062,113
Health Care Providers & Services 1.9%
Cardinal Health, Inc.	244,130	17,084,217
McKesson Corp.	50,340	8,888,534
Total		25,972,751
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	152,065	18,284,296
Pharmaceuticals 2.8%
AbbVie, Inc.	426,626	21,928,576
Bristol-Myers Squibb Co.	306,090	15,901,376
Total		37,829,952
TOTAL HEALTH CARE		220,974,342
INDUSTRIALS 11.6%
Aerospace & Defense 3.4%
Honeywell International, Inc.	246,627	22,877,121
Raytheon Co.	225,827	22,309,449
Total		45,186,570
Commercial Services & Supplies 1.5%
Tyco International Ltd.	488,927	20,730,505
Electrical Equipment 2.6%
Eaton Corp. PLC	168,858	12,684,613
Rockwell Automation, Inc.	179,981	22,416,633
Total		35,101,246
Machinery 1.0%
Pall Corp.	148,189	13,258,470
Professional Services 1.3%
Nielsen Holdings NV	396,911	17,714,138
Road & Rail 1.8%
JB Hunt Transport Services, Inc.	174,543	12,553,132
Union Pacific Corp.	65,480	12,287,977
Total		24,841,109
TOTAL INDUSTRIALS		156,832,038

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 30.0%
Communications Equipment 2.4%
QUALCOMM, Inc.	413,684	$32,623,120
Internet Software & Services 7.4%
eBay, Inc. (a)	195,984	10,826,156
Facebook, Inc., Class A (a)	425,628	25,639,831
Google, Inc., Class A (a)	45,718	50,953,168
LinkedIn Corp., Class A (a)	49,550	9,163,777
Pandora Media, Inc. (a)	139,230	4,221,454
Total		100,804,386
IT Services 3.7%
Accenture PLC, Class A	238,672	19,026,932
Visa, Inc., Class A	142,480	30,755,733
Total		49,782,665
Semiconductors & Semiconductor Equipment 4.3%
Avago Technologies Ltd.	303,620	19,556,164
KLA-Tencor Corp.	291,000	20,119,740
NXP Semiconductor NV (a)	308,096	18,119,126
Total		57,795,030
Software 7.8%
CommVault Systems, Inc. (a)	91,140	5,919,543
Electronic Arts, Inc. (a)	451,170	13,088,442
Microsoft Corp.	459,694	18,842,857
Red Hat, Inc. (a)	277,400	14,696,652
Salesforce.com, Inc. (a)	437,230	24,961,461
ServiceNow, Inc. (a)	67,055	4,017,935
VMware, Inc., Class A (a)	230,160	24,861,883
Total		106,388,773
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	73,514	39,457,904
EMC Corp.	720,577	19,751,016
Total		59,208,920
TOTAL INFORMATION TECHNOLOGY		406,602,894
MATERIALS 4.5%
Chemicals 4.5%
Celanese Corp., Class A	251,340	13,951,883
LyondellBasell Industries NV, Class A	218,573	19,439,883
Monsanto Co.	235,790	26,825,828
Total		60,217,594
TOTAL MATERIALS		60,217,594

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	371,802	$17,686,621
TOTAL TELECOMMUNICATION SERVICES		17,686,621
Total Common Stocks (Cost: $1,151,015,608)		$1,343,974,517

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.094% (d)(e)	9,656,236	$9,656,236
Total Money Market Funds (Cost: $9,656,236)		$9,656,236
Total Investments
(Cost: $1,160,671,844)		$1,353,630,753(f)
Other Assets & Liabilities, Net		609,788
Net Assets		$1,354,240,541

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $1, representing less than 0.01% of net assets. Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12-19-2003 - 01-18-2005	—

(c)	Represents fractional shares.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,842,394	122,366,817	(121,552,975)	9,656,236	3,678	9,656,236

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	237,068,323	—	—	237,068,323
Consumer Staples	101,458,958	—	—	101,458,958
Energy	66,754,312	1	—	66,754,313
Financials	76,379,434	—	—	76,379,434
Health Care	220,974,342	—	—	220,974,342
Industrials	156,832,038	—	—	156,832,038
Information Technology	406,602,894	—	—	406,602,894
Materials	60,217,594	—	—	60,217,594
Telecommunication Services	17,686,621	—	—	17,686,621
Total Equity Securities	1,343,974,516	1	—	1,343,974,517
Mutual Funds
Money Market Funds	9,656,236	—	—	9,656,236
Total Mutual Funds	9,656,236	—	—	9,656,236
Total	1,353,630,752	1	—	1,353,630,753

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Core Quantitative Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 11.7%
Auto Components 0.6%
Delphi Automotive PLC	205,800	$13,965,588
Hotels, Restaurants & Leisure 0.9%
Marriott International, Inc., Class A	121,000	6,778,420
Starwood Hotels & Resorts Worldwide, Inc.	190,900	15,195,640
Total		21,974,060
Household Durables 0.7%
Whirlpool Corp.	116,300	17,382,198
Internet & Catalog Retail 0.1%
Priceline Group, Inc. (The) (a)	3,100	3,694,859
Media 4.1%
Comcast Corp., Class A	938,200	46,928,764
DIRECTV (a)	236,100	18,042,762
Time Warner Cable, Inc.	66,800	9,163,624
Viacom, Inc., Class B	271,700	23,091,783
Total		97,226,933
Specialty Retail 4.1%
Best Buy Co., Inc.	984,200	25,992,722
GameStop Corp., Class A	191,400	7,866,540
Home Depot, Inc. (The)	673,100	53,262,403
Lowe’s Companies, Inc.	221,300	10,821,570
Total		97,943,235
Textiles, Apparel & Luxury Goods 1.2%
Nike, Inc., Class B	133,300	9,845,538
VF Corp.	290,100	17,951,388
Total		27,796,926
TOTAL CONSUMER DISCRETIONARY		279,983,799
CONSUMER STAPLES 9.4%
Food & Staples Retailing 2.7%
CVS Caremark Corp.	192,600	14,418,036
Kroger Co. (The)	958,300	41,829,795
Wal-Mart Stores, Inc.	94,800	7,245,564
Total		63,493,395
Food Products 2.6%
Archer-Daniels-Midland Co.	431,000	18,701,090
Tyson Foods, Inc., Class A	1,007,800	44,353,278
Total		63,054,368

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.7%
Kimberly-Clark Corp.	144,700	$15,953,175
Tobacco 3.4%
Altria Group, Inc.	1,086,600	40,671,438
Lorillard, Inc.	768,400	41,555,072
Total		82,226,510
TOTAL CONSUMER STAPLES		224,727,448
ENERGY 10.2%
Energy Equipment & Services 1.8%
National Oilwell Varco, Inc.	563,000	43,840,810
Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	106,200	9,001,512
Chevron Corp.	311,300	37,016,683
ConocoPhillips	735,300	51,728,355
Exxon Mobil Corp.	216,400	21,137,952
Murphy Oil Corp.	98,900	6,216,854
Phillips 66	471,900	36,364,614
Valero Energy Corp.	724,400	38,465,640
Total		199,931,610
TOTAL ENERGY		243,772,420
FINANCIALS 16.0%
Banks 4.8%
Citigroup, Inc.	426,900	20,320,440
Comerica, Inc.	201,000	10,411,800
Fifth Third Bancorp	123,000	2,822,850
JPMorgan Chase & Co.	1,124,100	68,244,111
KeyCorp	845,000	12,032,800
Total		113,832,001
Capital Markets 3.2%
BlackRock, Inc.	92,200	28,995,056
Goldman Sachs Group, Inc. (The)	202,400	33,163,240
State Street Corp.	216,900	15,085,395
Total		77,243,691
Consumer Finance 2.0%
Discover Financial Services	438,100	25,493,039
SLM Corp.	856,300	20,962,224
Total		46,455,263
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc., Class B (a)	74,700	9,335,259

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 3.4%
ACE Ltd.	82,100	$8,132,826
Aon PLC	130,000	10,956,400
MetLife, Inc.	231,000	12,196,800
Prudential Financial, Inc.	407,700	34,511,805
Travelers Companies, Inc. (The)	187,400	15,947,740
Total		81,745,571
Real Estate Investment Trusts (REITs) 2.2%
Public Storage	256,600	43,234,534
Simon Property Group, Inc.	58,100	9,528,400
Total		52,762,934
TOTAL FINANCIALS		381,374,719
HEALTH CARE 13.3%
Biotechnology 2.4%
Amgen, Inc.	91,800	11,322,612
Celgene Corp. (a)	91,900	12,829,240
Gilead Sciences, Inc. (a)	364,000	25,793,040
Pharmacyclics, Inc. (a)	17,200	1,723,784
Vertex Pharmaceuticals, Inc. (a)	83,500	5,905,120
Total		57,573,796
Health Care Equipment & Supplies 3.8%
Becton Dickinson and Co.	188,200	22,034,456
CR Bard, Inc.	138,300	20,465,634
Medtronic, Inc.	775,100	47,699,654
Total		90,199,744
Health Care Providers & Services 2.0%
AmerisourceBergen Corp.	216,100	14,173,999
Cardinal Health, Inc.	116,300	8,138,674
WellPoint, Inc.	250,100	24,897,455
Total		47,210,128
Pharmaceuticals 5.1%
Eli Lilly & Co.	741,900	43,668,234
Merck & Co., Inc.	120,200	6,823,754
Pfizer, Inc.	2,198,700	70,622,244
Total		121,114,232
TOTAL HEALTH CARE		316,097,900
INDUSTRIALS 10.9%
Aerospace & Defense 3.4%
Lockheed Martin Corp.	190,300	31,064,572
Northrop Grumman Corp.	142,800	17,618,664
Raytheon Co.	330,100	32,610,579
Total		81,293,815

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	295,300	$28,756,314
Airlines 0.8%
Southwest Airlines Co.	866,800	20,465,148
Electrical Equipment 2.6%
Emerson Electric Co.	678,700	45,337,160
Rockwell Automation, Inc.	103,800	12,928,290
Roper Industries, Inc.	33,700	4,499,287
Total		62,764,737
Industrial Conglomerates 0.3%
Danaher Corp.	85,800	6,435,000
Machinery 2.1%
Caterpillar, Inc.	146,100	14,517,957
Illinois Tool Works, Inc.	356,800	29,018,544
Pentair Ltd.	96,400	7,648,376
Total		51,184,877
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	39,400	3,914,390
Huron Consulting Group, Inc. (a)	117	7,416
Total		3,921,806
Road & Rail 0.3%
Union Pacific Corp.	33,800	6,342,908
TOTAL INDUSTRIALS		261,164,605
INFORMATION TECHNOLOGY 18.8%
Communications Equipment 3.5%
Cisco Systems, Inc.	2,389,000	53,537,490
QUALCOMM, Inc.	385,300	30,384,758
Total		83,922,248
Internet Software & Services 1.4%
Google, Inc., Class A (a)	11,700	13,039,767
VeriSign, Inc. (a)	372,000	20,054,520
Total		33,094,287
IT Services 3.3%
MasterCard, Inc., Class A	707,300	52,835,310
Visa, Inc., Class A	120,200	25,946,372
Total		78,781,682

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.	203,700	$10,824,618
Broadcom Corp., Class A	198,600	6,251,928
First Solar, Inc. (a)	55,000	3,838,450
Intel Corp.	652,500	16,841,025
Total		37,756,021
Software 6.1%
Microsoft Corp.	1,865,100	76,450,449
Oracle Corp.	1,572,200	64,318,702
VMware, Inc., Class A (a)	48,400	5,228,168
Total		145,997,319
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc. (b)	129,100	69,293,134
TOTAL INFORMATION TECHNOLOGY		448,844,691
MATERIALS 3.6%
Chemicals 3.0%
CF Industries Holdings, Inc.	42,800	11,155,392
LyondellBasell Industries NV, Class A	389,800	34,668,812
PPG Industries, Inc.	138,600	26,813,556
Total		72,637,760
Paper & Forest Products 0.6%
International Paper Co.	289,300	13,273,084
TOTAL MATERIALS		85,910,844

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
Verizon Communications, Inc.	1,076,700	$51,218,619
TOTAL TELECOMMUNICATION SERVICES		51,218,619
UTILITIES 3.3%
Independent Power and Renewable Electricity Producers 1.1%
AES Corp. (The)	1,796,700	25,656,876
Multi-Utilities 2.2%
Ameren Corp.	227,500	9,373,000
Public Service Enterprise Group, Inc.	1,170,200	44,631,428
Total		54,004,428
TOTAL UTILITIES		79,661,304
Total Common Stocks (Cost: $2,030,329,360)		$2,372,756,349

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.094% (c)(d)	16,034,634	$16,034,634
Total Money Market Funds (Cost: $16,034,634)		$16,034,634
Total Investments
(Cost: $2,046,363,994)		$2,388,790,983(e)
Other Assets & Liabilities, Net		(1,263,408)
Net Assets		$2,387,527,575

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $1,288,176 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	38	USD	17,713,700	06/2014	141,619	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the - Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	41,255,004	327,164,727	(352,385,097)	16,034,634	5,283	16,034,634

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	279,983,799	—	—	279,983,799
Consumer Staples	224,727,448	—	—	224,727,448
Energy	243,772,420	—	—	243,772,420
Financials	381,374,719	—	—	381,374,719
Health Care	316,097,900	—	—	316,097,900
Industrials	261,164,605	—	—	261,164,605
Information Technology	448,844,691	—	—	448,844,691
Materials	85,910,844	—	—	85,910,844
Telecommunication Services	51,218,619	—	—	51,218,619
Utilities	79,661,304	—	—	79,661,304
Total Equity Securities	2,372,756,349	—	—	2,372,756,349
Mutual Funds
Money Market Funds	16,034,634	—	—	16,034,634
Total Mutual Funds	16,034,634	—	—	16,034,634
Investments in Securities	2,388,790,983	—	—	2,388,790,983
Derivatives
Assets
Futures Contracts	141,619	—	—	141,619
Total	2,388,932,602	—	—	2,388,932,602

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 84.7%
Aerospace & Defense 2.1%
L-3 Communications Corp.
07/15/20	4.750%	$22,052,000	$23,109,592
02/15/21	4.950%	2,800,000	2,998,929
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	33,660,000	33,973,778
Total			60,082,299
Banking 0.5%
Goldman Sachs Group, Inc. (The)
01/31/19	2.625%	13,825,000	13,789,580
KeyBank NA Senior Unsecured
11/25/16	1.100%	1,410,000	1,413,665
Total			15,203,245
Chemicals 1.4%
Dow Chemical Co. (The) Senior Unsecured
11/15/21	4.125%	15,955,000	16,709,209
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	22,853,000	25,445,878
Total			42,155,087
Construction Machinery 0.5%
CNH Capital LLC
11/01/15	3.875%	3,654,000	3,754,485
02/01/17	3.250%	9,845,000	10,041,900
Total			13,796,385
Consumer Products 0.9%
Clorox Co. (The) Senior Unsecured
10/15/17	5.950%	23,274,000	26,584,121
Electric 16.7%
American Electric Power Co., Inc. Senior Unsecured
12/15/17	1.650%	11,543,000	11,469,356
Appalachian Power Co.
Senior Unsecured
05/24/15	3.400%	37,055,000	38,238,052
03/30/21	4.600%	2,898,000	3,170,429
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	9,915,000	11,102,232
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	1,375,000	1,435,101
12/15/15	6.875%	18,359,000	20,195,249
02/01/20	6.250%	26,539,000	31,135,994

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
03/15/22	5.050%	$3,700,000	$4,115,451
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	19,344,000	21,497,780
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	14,152,000	16,139,564
03/15/21	4.450%	41,600,000	44,804,947
09/15/22	2.750%	12,943,000	12,252,271
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%	23,360,000	23,859,881
08/15/22	3.050%	10,371,000	10,090,340
Indiana Michigan Power Co. Senior Unsecured
12/01/15	5.650%	4,543,000	4,817,833
Metropolitan Edison Co. Senior Unsecured
04/01/14	4.875%	2,800,000	2,800,309
NextEra Energy Capital Holdings
06/01/15	1.200%	10,645,000	10,694,073
Northeast Utilities Senior Unsecured
05/01/18	1.450%	6,900,000	6,696,153
Ohio Power Co. Senior Unsecured
06/01/16	6.000%	5,795,000	6,408,882
Oncor Electric Delivery Co. LLC Senior Secured
09/30/17	5.000%	35,535,000	39,355,226
PG&E Corp. Senior Unsecured
03/01/19	2.400%	12,715,000	12,632,238
PPL Capital Funding, Inc.
06/01/18	1.900%	18,223,000	17,926,913
PSEG Power LLC
11/15/18	2.450%	5,838,000	5,840,067
Potomac Edison Co. (The) 1st Mortgage
11/15/14	5.350%	1,760,000	1,813,184
Progress Energy, Inc.
Senior Unsecured
01/15/16	5.625%	5,520,000	5,966,960
04/01/22	3.150%	21,097,000	20,724,111
Sierra Pacific Power Co.
05/15/16	6.000%	7,485,000	8,293,507
Southern California Edison Co. 1st Refunding Mortgage
06/01/21	3.875%	10,030,000	10,695,170

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	$55,405,000	$57,087,727
Xcel Energy, Inc.
Senior Unsecured
05/09/16	0.750%	8,915,000	8,890,912
05/15/20	4.700%	15,955,000	17,589,813
Total			487,739,725
Entertainment 0.4%
Time Warner, Inc.
03/29/21	4.750%	9,477,000	10,369,023
Environmental 0.8%
Waste Management, Inc.
06/30/20	4.750%	21,195,000	23,251,212
Food and Beverage 8.1%
Beam, Inc. Senior Unsecured
06/15/18	1.750%	29,765,000	28,982,627
ConAgra Foods, Inc.
Senior Unsecured
06/15/17	5.819%	10,273,000	11,602,706
03/15/18	2.100%	37,460,000	37,274,536
Constellation Brands, Inc.
12/15/14	8.375%	3,782,000	3,961,645
Diageo Capital PLC
07/15/20	4.828%	11,668,000	12,971,409
Diageo Finance BV
10/28/15	5.300%	4,390,000	4,711,080
General Mills, Inc.
10/15/14	6.190%	57,000,000	58,666,891
Heineken NV Senior Unsecured (a)
04/01/22	3.400%	19,798,000	19,764,442
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	24,533,000	25,073,781
Wm. Wrigley Jr., Co. Senior Unsecured (a)
10/21/18	2.400%	33,654,000	33,751,327
Total			236,760,444
Gas Distributors 0.4%
Sempra Energy Senior Unsecured
10/01/22	2.875%	13,844,000	13,110,739

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines 14.5%
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	$24,415,000	$27,921,702
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	28,518,000	31,197,466
Enterprise Products Operating LLC
01/31/20	5.250%	22,842,000	25,554,145
Gulfstream Natural Gas System LLC Senior Unsecured (a)
11/01/15	5.560%	6,460,000	6,890,417
Kinder Morgan Energy Partners LP
Senior Unsecured
03/01/21	3.500%	8,755,000	8,720,453
09/01/22	3.950%	48,649,000	48,391,549
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	39,550,000	40,080,484
NiSource Finance Corp.
09/15/17	5.250%	25,439,000	28,299,598
09/15/20	5.450%	949,000	1,064,222
Northwest Pipeline LLC
Senior Unsecured
06/15/16	7.000%	11,954,000	13,449,039
04/15/17	5.950%	17,855,000	20,022,106
Panhandle Eastern Pipeline Co. LP Senior Unsecured
11/01/17	6.200%	25,000,000	28,469,275
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
09/15/15	3.950%	7,969,000	8,332,490
06/01/22	3.650%	27,440,000	27,544,135
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	26,995,000	27,197,462
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	25,660,000	27,001,787
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	21,134,000	23,722,070
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	26,607,000	29,332,435
Total			423,190,835
Health Care 2.0%
AmerisourceBergen Corp.
09/15/15	5.875%	1,877,000	2,011,776
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	14,696,000	15,957,108

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Express Scripts Holding Co.
05/15/16	3.125%	$6,195,000	$6,454,044
McKesson Corp.
Senior Unsecured
12/04/15	0.950%	1,665,000	1,669,680
03/15/19	2.284%	10,015,000	9,932,526
03/01/21	4.750%	14,285,000	15,578,907
Medco Health Solutions, Inc.
09/15/15	2.750%	6,960,000	7,151,166
Total			58,755,207
Healthcare Insurance 0.7%
Aetna, Inc. Senior Unsecured
11/15/17	1.500%	130,000	129,731
UnitedHealth Group, Inc. Senior Unsecured
10/15/15	0.850%	10,665,000	10,710,508
WellPoint, Inc. Senior Unsecured
01/15/16	5.250%	8,120,000	8,723,819
Total			19,564,058
Independent Energy 5.0%
Berry Petroleum Co. LLC Senior Unsecured
06/01/14	10.250%	3,320,000	3,361,500
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	13,830,000	14,294,937
Concho Resources, Inc.
04/01/23	5.500%	10,784,000	11,215,360
Continental Resources, Inc.
10/01/19	8.250%	9,971,000	10,743,752
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	28,515,000	28,721,848
Marathon Oil Corp. Senior Unsecured
11/01/15	0.900%	21,680,000	21,720,672
Pioneer Natural Resources Co. Senior Unsecured
07/15/16	5.875%	7,645,000	8,432,832
Woodside Finance Ltd. (a)
11/10/14	4.500%	33,190,000	33,919,406
05/10/21	4.600%	12,240,000	13,100,215
Total			145,510,522
Integrated Energy 1.0%
BP Capital Markets PLC
05/10/19	2.237%	28,220,000	28,052,091

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance 4.2%
Five Corners Funding Trust (a)
11/15/23	4.419%	$26,085,000	$26,689,111
Hartford Financial Services Group, Inc. (The) Senior Unsecured
10/15/17	4.000%	22,234,000	23,894,124
MetLife, Inc. Senior Unsecured
02/08/21	4.750%	25,260,000	28,101,876
Prudential Covered Trust Secured (a)
09/30/15	2.997%	13,906,400	14,274,725
Prudential Financial, Inc. Senior Unsecured
06/21/20	5.375%	26,265,000	29,759,243
Total			122,719,079
Media Cable 4.7%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	36,504,000	37,300,809
DISH DBS Corp.
02/01/16	7.125%	1,541,000	1,683,543
NBCUniversal Media LLC
04/01/21	4.375%	58,241,000	63,204,706
Time Warner Cable, Inc.
02/01/20	5.000%	30,931,000	33,794,143
Total			135,983,201
Media Non-Cable 4.9%
21st Century Fox America, Inc.
02/15/21	4.500%	30,958,000	33,590,452
BSKYB Finance UK PLC (a)
10/15/15	5.625%	30,965,000	33,094,153
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	7,877,000	8,174,955
TCM Sub LLC (a)
01/15/15	3.550%	43,720,000	44,663,535
Thomson Reuters Corp.
Senior Unsecured
02/23/17	1.300%	18,990,000	18,894,215
09/30/21	3.950%	3,580,000	3,650,562
Total			142,067,872
Metals 0.2%
CONSOL Energy, Inc.
04/01/17	8.000%	5,225,000	5,453,594

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified 0.4%
General Electric Capital Corp. Senior Unsecured
05/04/20	5.550%	$11,529,000	$13,283,506
Oil Field Services 1.1%
Noble Holding International Ltd.
03/01/16	3.050%	5,055,000	5,223,347
03/15/17	2.500%	16,232,000	16,515,248
Weatherford International Ltd.
02/15/16	5.500%	8,985,000	9,654,311
Total			31,392,906
Property & Casualty 5.1%
Berkshire Hathaway Finance Corp.
10/15/20	2.900%	12,670,000	12,842,426
CNA Financial Corp.
Senior Unsecured
08/15/16	6.500%	20,556,000	23,074,788
08/15/20	5.875%	24,530,000	28,157,398
08/15/21	5.750%	3,972,000	4,574,350
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	29,555,000	31,807,978
05/01/22	4.950%	13,110,000	14,032,708
Senior Unsecured
08/15/16	6.700%	30,910,000	34,725,221
Total			149,214,869
Refining 0.7%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	15,550,000	16,290,009
Valero Energy Corp.
02/01/15	4.500%	5,495,000	5,672,582
Total			21,962,591
Restaurants 1.2%
Yum! Brands, Inc.
Senior Unsecured
09/15/15	4.250%	2,475,000	2,594,164
11/01/20	3.875%	22,842,000	23,499,101
11/01/21	3.750%	8,190,000	8,292,637
Total			34,385,902
Technology 0.3%
Cisco Systems, Inc. Senior Unsecured
03/01/19	2.125%	9,205,000	9,163,817

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 1.4%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	$9,613,000	$11,090,934
11/01/18	2.800%	24,500,000	24,972,219
Senior Notes
08/16/21	4.500%	3,525,000	3,746,360
Total			39,809,513
Wireless 0.8%
CC Holdings GS V LLC /Crown Castle GS III Corp. Senior Secured
12/15/17	2.381%	22,105,000	22,106,282
Wirelines 4.7%
AT&T, Inc.
Senior Unsecured
08/15/21	3.875%	27,973,000	29,175,727
12/01/22	2.625%	33,786,000	31,413,919
Verizon Communications, Inc.
Senior Unsecured
03/15/21	3.450%	14,230,000	14,424,823
11/01/21	3.500%	62,852,000	63,291,021
Total			138,305,490
Total Corporate Bonds & Notes (Cost: $2,440,486,180)			$2,469,973,615

U.S. Treasury Obligations 0.5%
U.S. Treasury
02/29/16	0.250%	8,495,000	8,472,435
01/31/19	1.500%	4,340,000	4,302,025
Total U.S. Treasury Obligations (Cost: $12,813,034)			$12,774,460

		Shares	Value

Money Market Funds 13.9%
Columbia Short-Term Cash Fund, 0.094% (b)(c)		406,696,232	$406,696,232
Total Money Market Funds (Cost: $406,696,232)			$406,696,232
Total Investments (Cost: $2,859,995,446) (d)			$2,889,444,307(e)
Other Assets & Liabilities, Net			27,658,038
Net Assets			$2,917,102,345

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $9,098,575 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND	(201)	USD	(26,776,969)	06/2014	—	(213,864)
US 2YR NOTE	(425)	USD	(93,314,063)	06/2014	132,175	—
US 5YR NOTE	(411)	USD	(48,889,736)	06/2014	380,145	—
US 10YR NOTE	(5,515)	USD	(681,102,500)	06/2014	4,208,894	—
Total					4,721,214	(213,864)

Notes to Portfolio of Investments

(a)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $476,891,485 or 16.35% of net assets.

(b)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	360,607,872	304,409,290	(258,320,930)	406,696,232	112,822	406,696,232

(d)                                     At March 31, 2014, the cost of securities for federal income tax purposes was approximately $2,859,995,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$33,115,000
Unrealized Depreciation	(3,666,000)
Net Unrealized Appreciation	$29,449,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD                         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Food & Beverage	—	178,093,553	58,666,891	236,760,444
All Other Industries	—	2,233,213,171	—	2,233,213,171
U.S. Treasury Obligations	12,774,460	—	—	12,774,460
Total Bonds	12,774,460	2,411,306,724	58,666,891	2,482,748,075
Mutual Funds
Money Market Funds	406,696,232	—	—	406,696,232
Total Mutual Funds	406,696,232	—	—	406,696,232
Investments in Securities	419,470,692	2,411,306,724	58,666,891	2,889,444,307
Derivatives
Assets
Futures Contracts	4,721,214	—	—	4,721,214
Liabilities
Futures Contracts	(213,864)	—	—	(213,864)
Total	423,978,042	2,411,306,724	58,666,891	2,893,951,657

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of December 31, 2013	59,400,925
Accrued discounts/premiums	(766,516)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	32,482
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2014	58,666,891

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2014 was $32,482.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 45.6%
INTERNATIONAL 12.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	4,981,243	$79,002,516
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	7,726,005	108,859,404
Variable Portfolio – DFA International Value Fund, Class 1 (a)	13,350,300	155,263,986
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	11,394,134	155,529,924
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	7,820,145	108,387,215
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	12,095,077	154,937,939
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	14,549,395	154,223,591
Total		916,204,575
U.S. LARGE CAP 23.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	12,787,792	185,039,355
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	9,982,799	185,081,095
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	9,144,840	95,563,574
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	4,888,333	154,080,255
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	5,649,041	95,468,802
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	8,658,365	144,508,120
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	5,519,107	95,370,165
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	5,368,324	90,885,728
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	12,113,940	208,480,900
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	10,589,908	185,111,589
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	5,468,357	95,477,508
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	13,272,352	185,414,758
Total		1,720,481,849

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 4.1%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	3,397,754	$58,237,507
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	7,285,910	127,430,555
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	6,743,456	116,122,318
Total		301,790,380
U.S. SMALL CAP 5.2%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	3,661,131	66,632,587
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	5,113,241	91,782,685
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	9,553,833	216,585,385
Total		375,000,657
Total Equity Funds (Cost: $2,857,575,352)		$3,313,477,461

Fixed-Income Funds 24.9%
FLOATING RATE 1.2%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	9,037,334	90,644,458
GLOBAL BOND 1.8%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	12,139,597	132,928,587
HIGH YIELD 1.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	10,109,745	90,684,412
INFLATION PROTECTED SECURITIES 2.5%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	20,265,073	181,372,404
INVESTMENT GRADE 16.4%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	21,265,817	217,549,310
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	20,620,461	217,545,863
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	11,643,475	120,859,272
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	20,143,486	217,549,652
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	20,162,661	217,555,112

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	5,731,183	$58,343,443
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	14,274,718	145,031,132
Total		1,194,433,784
MULTISECTOR 1.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	13,383,123	120,849,598
Total Fixed-Income Funds (Cost: $1,855,626,641)		$1,810,913,243

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 0.4%
Aerospace & Defense –%
Northrop Grumman Corp. Senior Unsecured
08/01/23	3.250%	340,000	325,562
Banking 0.1%
Bank of America Corp.
Senior Unsecured
07/24/23	4.100%	460,000	466,585
Bank of America Corp. (c)
Senior Unsecured
04/01/44	4.875%	105,000	105,478
Citigroup, Inc. Senior Unsecured
11/07/43	4.950%	340,000	345,510
Goldman Sachs Group, Inc. (The)
Senior Unsecured
03/03/24	4.000%	120,000	119,468
01/22/23	3.625%	280,000	275,643
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%	480,000	498,492
Morgan Stanley
Senior Unsecured
02/25/23	3.750%	100,000	99,366
07/24/42	6.375%	100,000	121,987
Wells Fargo & Co. Subordinated Notes
11/02/43	5.375%	120,000	126,407
Total			2,158,936
Chemicals –%
Dow Chemical Co. (The) Senior Unsecured
11/15/42	4.375%	290,000	267,694

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
LYB International Finance BV
03/15/44	4.875%	$90,000	$89,837
07/15/23	4.000%	40,000	40,794
Total			398,325
Diversified Manufacturing –%
General Electric Co.
Senior Unsecured
10/09/42	4.125%	80,000	76,871
03/11/44	4.500%	90,000	91,396
United Technologies Corp. Senior Unsecured
06/01/42	4.500%	335,000	341,121
Total			509,388
Electric 0.1%
CMS Energy Corp.
Senior Unsecured
03/31/43	4.700%	170,000	169,304
03/15/22	5.050%	50,000	55,614
03/01/44	4.875%	145,000	147,730
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	90,000	92,307
DTE Energy Co. Senior Unsecured
12/01/23	3.850%	90,000	90,979
Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	670,000	599,519
Duke Energy Progress, Inc. 1st Mortgage
05/15/42	4.100%	240,000	230,083
Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%	475,000	461,475
MidAmerican Energy Holdings Co. Senior Unsecured (d)
11/15/43	5.150%	270,000	289,032
NSTAR Electric Co. Senior Unsecured
03/01/44	4.400%	50,000	50,198
Oncor Electric Delivery Co. LLC Senior Secured
12/01/41	4.550%	260,000	258,929
PPL Capital Funding, Inc.
03/15/24	3.950%	70,000	69,916
06/01/23	3.400%	420,000	406,319
Pacific Gas & Electric Co.
Senior Unsecured
08/15/42	3.750%	265,000	230,407
11/15/43	5.125%	115,000	122,458
02/15/44	4.750%	140,000	140,976

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	$860,000	$844,799
Southern California Edison Co. 1st Refunding Mortgage
10/01/43	4.650%	145,000	151,545
Xcel Energy, Inc. Senior Unsecured
09/15/41	4.800%	110,000	113,128
Total			4,524,718
Entertainment –%
Time Warner, Inc.
03/29/41	6.250%	500,000	585,740
Food and Beverage –%
ConAgra Foods, Inc.
Senior Unsecured
01/25/43	4.650%	185,000	178,275
01/25/23	3.200%	45,000	42,978
Heineken NV Senior Unsecured (d)
10/01/42	4.000%	240,000	215,293
Kraft Foods Group, Inc. Senior Unsecured
06/04/42	5.000%	240,000	251,317
Molson Coors Brewing Co.
05/01/42	5.000%	195,000	203,562
Mondelez International, Inc. Senior Unsecured
02/09/40	6.500%	56,000	70,633
SABMiller Holdings, Inc. (d)
01/15/22	3.750%	280,000	286,172
Total			1,248,230
Gas Distributors –%
Sempra Energy Senior Unsecured
12/01/23	4.050%	445,000	454,831
Gas Pipelines 0.1%
El Paso Pipeline Partners Operating Co. LLC
11/01/42	4.700%	180,000	160,406
Energy Transfer Partners LP Senior Unsecured
02/01/43	5.150%	250,000	240,684
Enterprise Products Operating LLC
02/15/45	5.100%	430,000	444,453

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Kinder Morgan Energy Partners LP Senior Unsecured
08/15/42	5.000%	$575,000	$545,274
NiSource Finance Corp.
02/15/43	5.250%	200,000	204,276
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
01/31/43	4.300%	260,000	238,435
TransCanada PipeLines Ltd. Senior Unsecured
10/16/43	5.000%	145,000	152,238
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	170,000	159,426
Total			2,145,192
Health Care –%
McKesson Corp. Senior Unsecured
03/15/44	4.883%	115,000	116,564
Healthcare Insurance –%
UnitedHealth Group, Inc. Senior Unsecured
10/15/42	3.950%	270,000	244,413
WellPoint, Inc. Senior Unsecured
05/15/42	4.625%	240,000	231,532
Total			475,945
Independent Energy –%
Anadarko Petroleum Corp. Senior Unsecured
03/15/40	6.200%	170,000	196,843
Apache Corp. Senior Unsecured
01/15/44	4.250%	180,000	168,828
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	75,000	89,704
Canadian Oil Sands Ltd. Senior Unsecured (d)
04/01/42	6.000%	170,000	187,631
Concho Resources, Inc.
04/01/23	5.500%	115,000	119,600
Continental Resources, Inc.
09/15/22	5.000%	75,000	78,750
Devon Energy Corp. Senior Unsecured
05/15/42	4.750%	200,000	198,271

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
EnCana Corp. Senior Unsecured
11/15/41	5.150%	$300,000	$308,228
Hess Corp. Senior Unsecured
02/15/41	5.600%	270,000	294,375
Marathon Oil Corp. Senior Unsecured
11/01/22	2.800%	120,000	112,337
Noble Energy, Inc. Senior Unsecured
11/15/43	5.250%	135,000	140,905
Total			1,895,472
Integrated Energy –%
Cenovus Energy, Inc.
Senior Unsecured
09/15/43	5.200%	50,000	52,516
09/15/42	4.450%	160,000	151,687
Suncor Energy, Inc. Senior Unsecured
06/15/38	6.500%	100,000	123,573
Total			327,776
Life Insurance –%
Five Corners Funding Trust (d)
11/15/23	4.419%	305,000	312,064
Hartford Financial Services Group, Inc. (The) Senior Unsecured
04/15/43	4.300%	275,000	256,592
MetLife, Inc. Senior Unsecured
09/15/23	4.368%	840,000	894,646
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	290,000	328,151
Total			1,791,453
Media Cable –%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	310,000	293,071
NBCUniversal Media LLC
01/15/43	4.450%	770,000	744,935
Time Warner Cable, Inc.
09/15/42	4.500%	450,000	413,089
Total			1,451,095
Media Non-Cable –%
21st Century Fox America, Inc.
10/01/43	5.400%	400,000	430,629

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
British Sky Broadcasting Group PLC (d)
11/26/22	3.125%	$310,000	$298,140
Thomson Reuters Corp.
Senior Unsecured
05/23/43	4.500%	269,000	242,523
11/23/43	5.650%	80,000	84,577
Total			1,055,869
Metals –%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	115,000	121,691
Barrick North America Finance LLC
05/01/43	5.750%	105,000	102,304
Newmont Mining Corp.
03/15/42	4.875%	115,000	93,116
Rio Tinto Finance USA PLC
08/21/42	4.125%	185,000	168,251
Teck Resources Ltd.
03/01/42	5.200%	100,000	90,521
Vale SA Senior Unsecured
09/11/42	5.625%	270,000	252,562
Total			828,445
Non-Captive Diversified –%
General Electric Capital Corp. Senior Unsecured
01/14/38	5.875%	800,000	943,125
Oil Field Services –%
Noble Holding International Ltd.
03/15/22	3.950%	420,000	416,475
Weatherford International Ltd.
04/15/42	5.950%	110,000	118,518
Total			534,993
Pharmaceuticals –%
Amgen, Inc. Senior Unsecured
05/15/43	5.375%	385,000	411,349
Property & Casualty –%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	225,000	242,731
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	170,000	166,074

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	$415,000	$444,209
Total			853,014
Railroads –%
Burlington Northern Santa Fe LLC
Senior Unsecured
03/15/43	4.450%	275,000	262,252
04/01/44	4.900%	215,000	221,608
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	290,000	306,792
Norfolk Southern Corp. Senior Unsecured
10/01/42	3.950%	270,000	244,032
Union Pacific Corp. Senior Unsecured
06/15/42	4.300%	255,000	245,461
Total			1,280,145
Refining –%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	140,000	169,514
Phillips 66
05/01/42	5.875%	145,000	167,755
Valero Energy Corp.
06/15/37	6.625%	140,000	168,488
Total			505,757
Restaurants –%
Yum! Brands, Inc. Senior Unsecured
11/01/43	5.350%	280,000	292,455
Retailers –%
CVS Caremark Corp. Senior Unsecured
12/05/43	5.300%	195,000	215,246
Lowe’s Companies, Inc. Senior Unsecured
04/15/42	4.650%	110,000	111,092
Target Corp. Senior Unsecured
07/01/42	4.000%	225,000	207,573
Wal-Mart Stores, Inc. Senior Unsecured
10/25/40	5.000%	380,000	414,488
Total			948,399

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supermarkets –%
Kroger Co. (The) Senior Unsecured
04/15/42	5.000%	$130,000	$130,461
Technology –%
Apple, Inc. Senior Unsecured
05/04/43	3.850%	75,000	66,510
Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%	110,000	125,285
Corning, Inc. Senior Unsecured
03/15/42	4.750%	80,000	81,798
Microsoft Corp. Senior Unsecured
12/15/43	4.875%	120,000	129,600
Total			403,193
Tobacco –%
Altria Group, Inc.
01/31/44	5.375%	230,000	240,441
Philip Morris International, Inc. Senior Unsecured
03/04/43	4.125%	145,000	133,258
Total			373,699
Transportation Services –%
ERAC U.S.A. Finance LLC (d)
03/15/42	5.625%	160,000	174,810
FedEx Corp.
01/15/44	5.100%	230,000	238,397
Total			413,207
Wireless –%
America Movil SAB de CV Senior Unsecured
07/16/42	4.375%	200,000	176,868
Rogers Communications, Inc. Senior Unsecured
03/15/44	5.000%	350,000	352,373
Vodafone Group PLC Senior Unsecured
02/19/43	4.375%	200,000	180,261
Total			709,502
Wirelines 0.1%
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	1,195,000	1,054,677

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Embarq Corp. Senior Unsecured
06/01/36	7.995%	$40,000	$41,736
Orange SA Senior Unsecured
02/06/44	5.500%	155,000	160,786
Telefonica Emisiones SAU
06/20/36	7.045%	65,000	78,673
Verizon Communications, Inc.
Senior Unsecured
09/15/43	6.550%	565,000	687,568
11/01/42	3.850%	950,000	792,830
Total			2,816,270
Total Corporate Bonds & Notes (Cost: $29,738,555)			$30,909,110

Residential Mortgage-Backed Securities - Agency 7.7%
Federal National Mortgage Association (c)(e)
04/10/44	4.000%	60,000,000	62,362,500
04/16/29	2.500%	63,725,000	63,675,218
04/16/29	3.000%	80,785,000	82,981,342
04/16/29- 04/10/44	3.500%	342,000,000	351,468,125
Total Residential Mortgage-Backed Securities - Agency (Cost: $561,152,515)			$560,487,185

U.S. Treasury Obligations –%
U.S. Treasury
02/15/24	2.750%	110,000	110,241
Total U.S. Treasury Obligations (Cost: $109,863)			$110,241

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(f) –%
Petrobras Global Finance BV
05/20/43	5.625%	$75,000	$63,416
Total Foreign Government Obligations (Cost: $61,757)			$63,416

		Shares	Value

Exchange-Traded Funds 8.9%
SPDR S&P 500 ETF Trust		1,740,200	325,487,008
iShares MSCI EAFE ETF		4,182,425	280,933,488
iShares Russell 2000 ETF		345,215	40,162,313
Total Exchange-Traded Funds (Cost: $586,186,537)			$646,582,809

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 1.6%
S&P 500 Index
	2,659	1,700	12/19/15	29,302,180

	1,850	1,500	12/19/15	11,322,000

	8,500	1,600	12/19/15	70,422,500
Total Options Purchased Puts (Cost: $177,025,473)				$111,046,680

	Shares	Value

Money Market Funds 17.5%
Columbia Short-Term Cash Fund, 0.094% (a)(g)	1,271,337,160	1,271,337,160
Total Money Market Funds (Cost: $1,271,337,160)		$1,271,337,160

Total Investments
(Cost: $7,338,813,853)		$7,744,927,305(h)
Other Assets and Liabilities		(478,609,866)
Net Assets		$7,266,317,439

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $68,348,804 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAC40 10 EURO	291	EUR	17,603,344	04/2014	326,116	—
EURO STOXX 50	408	EUR	17,424,512	06/2014	504,599	—
FTSE/MIB INDEX	120	EUR	17,689,020	06/2014	562,335	—
IBEX 35 INDEX	124	EUR	17,619,256	04/2014	507,549	—
OMXS30 INDEX	820	SEK	17,122,661	04/2014	254,588	—
RUSSELL 2000 EMINI	515	USD	60,280,750	06/2014	—	(817,546)
S&P 500	282	USD	131,454,300	06/2014	1,221,915	—
S&P500 EMINI	11,352	USD	1,058,346,960	06/2014	7,524,433	—
US 2YR NOTE	(2,973)	USD	(652,759,313)	06/2014	783,463	—
US 5YR NOTE	23	USD	2,735,922	06/2014	—	(17,644)
US 10YR NOTE	(81)	USD	(10,003,500)	06/2014	61,817	—
US LONG BOND	25	USD	3,330,469	06/2014	26,525	—
US ULTRA T-BOND	1,050	USD	151,692,188	06/2014	1,527,431	—
Total					13,300,771	(835,190)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,022,101,896	677,964,394	(428,729,130)	—	1,271,337,160	258,591	1,271,337,160
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	128,721,852	29,763,432	—	—	158,485,284	—	185,039,355
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	195,284,937	33,691,515	(188)	(24)	228,976,240	—	217,549,310
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	131,590,836	28,091,980	(147)	40	159,682,709	—	185,081,095
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	63,205,922	13,727,425	(33,976)	2,306	76,901,677	—	79,002,516
Columbia Variable Portfolio – Global Bond Fund, Class 1	120,035,764	19,082,798	(182)	(19)	139,118,361	—	132,928,587
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	85,133,805	13,344,929	(82)	(14)	98,478,638	—	90,684,412
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	67,808,382	16,043,245	(4,540)	886	83,847,973	—	95,563,574
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	116,526,640	24,331,023	(8,067)	985	140,850,581	—	154,080,255
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	182,072,680	35,877,574	(186)	(1)	217,950,067	—	217,545,863
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	33,996,528	7,972,220	(14,607)	5,270	41,959,411	—	58,237,507
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	61,485,392	16,086,730	(1,034)	318	77,571,406	—	95,468,802
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	95,462,233	20,160,115	—	—	115,622,348	—	144,508,120
Columbia Variable Portfolio – Strategic Income Fund, Class 1	104,796,734	17,752,545	(136)	(2)	122,549,141	—	120,849,598
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	101,875,621	19,380,349	(104)	(1)	121,255,865	—	120,859,272
Variable Portfolio – American Century Diversified Bond Fund, Class 1	188,200,982	34,253,589	(227)	(11)	222,454,333	—	217,549,652

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	160,155,739	27,645,510	(232)	(20)	187,800,997	—	181,372,404
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	79,349,971	19,765,182	(53,329)	10,429	99,072,253	1,497,824	108,859,404
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	45,824,127	12,130,700	(19,489)	4,187	57,939,525	—	66,632,587
Variable Portfolio – DFA International Value Fund, Class 1	104,809,023	26,600,114	(52,135)	13,625	131,370,627	944,643	155,263,986
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	75,522,003	15,233,975	(58)	(2)	90,755,918	—	90,644,458
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	64,598,836	16,639,187	—	—	81,238,023	—	95,370,165
Variable Portfolio – Invesco International Growth Fund, Class 1	118,116,618	17,203,297	(62,111)	13,465	135,271,269	564,446	155,529,924
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	185,950,425	34,657,734	(185)	(6)	220,607,968	—	217,555,112
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	87,546,569	20,684,632	(6,516)	1,725	108,226,410	—	127,430,555
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	64,967,220	10,472,165	—	—	75,439,385	—	90,885,728
Variable Portfolio – MFS Value Fund, Class 1	139,333,395	33,131,063	(9,112)	2,949	172,458,295	—	208,480,900
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	81,868,480	17,456,362	(35,943)	4,918	99,293,817	417,129	108,387,215
Variable Portfolio – NFJ Dividend Value Fund, Class 1	128,246,691	26,960,463	(547)	168	155,206,775	—	185,111,589
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	62,082,560	17,778,888	(1,354)	370	79,860,464	—	95,477,508
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	60,170,429	18,230,601	(35,886)	10,016	78,375,160	—	91,782,685
Variable Portfolio – Partners Small Cap Value Fund, Class 1	144,408,052	36,286,778	(64,427)	20,689	180,651,092	—	216,585,385
Variable Portfolio – Pyramis® International Equity Fund, Class 1	111,775,865	29,052,959	(40,136)	8,301	140,796,989	1,184,323	154,937,939
Variable Portfolio – Pyrford International Equity Fund, Class 1	123,016,771	25,562,041	(13,616)	782	148,565,978	1,098,808	154,223,591
Variable Portfolio – Sit Dividend Growth Fund, Class 1	131,443,401	29,183,493	(11,742)	2,942	160,618,094	—	185,414,758
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	51,583,984	7,627,556	—	—	59,211,540	—	58,343,443
Variable Portfolio – Victory Established Value Fund, Class 1	81,421,852	16,860,300	(16,154)	3,809	98,269,807	—	116,122,318
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	121,581,723	24,885,946	(94)	(2)	146,467,573	—	145,031,132
Total	4,922,073,938	1,491,572,809	(429,215,672)	108,078	5,984,539,153	5,965,764	6,395,727,864

(b)	Non-income producing.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $2,207,351 or 0.03% of net assets.

(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

EUR	Euro

SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	3,313,477,461	—	—	3,313,477,461
Fixed-Income Funds	1,810,913,243	—	—	1,810,913,243
Money Market Funds	1,271,337,160	—	—	1,271,337,160
Total Mutual Funds	6,395,727,864	—	—	6,395,727,864
Bonds
Corporate Bonds & Notes	—	30,909,110	—	30,909,110
Residential Mortgage-Backed Securities - Agency	—	560,487,185	—	560,487,185
U.S. Treasury Obligations	110,241	—	—	110,241
Foreign Government Obligations	—	63,416	—	63,416
Total Bonds	110,241	591,459,711	—	591,569,952
Equity Securities
Exchange-Traded Funds	646,582,809	—	—	646,582,809
Total Equity Securities	646,582,809	—	—	646,582,809
Other
Options Purchased Puts	111,046,680	—	—	111,046,680
Total Other	111,046,680	—	—	111,046,680
Investments in Securities	7,153,467,594	591,459,711	—	7,744,927,305
Derivatives
Assets
Futures Contracts	13,300,771	—	—	13,300,771
Liabilities
Futures Contracts	(835,190)	—	—	(835,190)
Total	7,165,933,175	591,459,711	—	7,757,392,886

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.1%
CONSUMER DISCRETIONARY 20.5%
Auto Components 2.3%
BorgWarner, Inc.	78,238	$4,809,290
Delphi Automotive PLC	94,985	6,445,682
Total		11,254,972
Automobiles 0.8%
Harley-Davidson, Inc.	57,118	3,804,630
Hotels, Restaurants & Leisure 3.9%
Dunkin’ Brands Group, Inc.	80,559	4,042,451
Norwegian Cruise Line Holdings Ltd. (a)	61,216	1,975,440
Starwood Hotels & Resorts Worldwide, Inc.	89,121	7,094,031
Wynn Resorts Ltd.	27,145	6,030,262
Total		19,142,184
Household Durables 1.3%
Lennar Corp., Class A	69,316	2,746,300
Mohawk Industries, Inc. (a)	26,896	3,657,318
Total		6,403,618
Internet & Catalog Retail 1.3%
Netflix, Inc. (a)	8,422	2,964,797
TripAdvisor, Inc. (a)	35,397	3,206,614
Total		6,171,411
Leisure Products 0.7%
Polaris Industries, Inc.	25,006	3,493,588
Media 2.6%
Charter Communications Inc., Class A (a)	31,068	3,827,578
Discovery Communications, Inc., Class A (a)	24,428	2,020,196
DISH Network Corp., Class A (a)	60,935	3,790,766
Interpublic Group of Companies, Inc. (The)	178,122	3,053,011
Total		12,691,551
Multiline Retail 2.1%
Dollar Tree, Inc. (a)	117,589	6,135,794
Macy’s, Inc.	74,693	4,428,548
Total		10,564,342
Specialty Retail 2.4%
DSW, Inc., Class A	86,869	3,115,122
Foot Locker, Inc.	81,243	3,816,796
Tractor Supply Co.	72,293	5,106,055
Total		12,037,973

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 3.1%
Kate Spade & Co. (a)	52,704	$1,954,792
lululemon athletica, Inc. (a)	51,747	2,721,375
Michael Kors Holdings Ltd. (a)	64,578	6,023,190
VF Corp.	73,173	4,527,945
Total		15,227,302
TOTAL CONSUMER DISCRETIONARY		100,791,571
CONSUMER STAPLES 6.7%
Beverages 1.7%
Constellation Brands, Inc., Class A (a)	100,557	8,544,328
Food & Staples Retailing 1.6%
Kroger Co. (The)	89,105	3,889,433
Whole Foods Market, Inc.	73,867	3,745,796
Total		7,635,229
Food Products 2.2%
Hershey Co. (The)	50,094	5,229,814
Keurig Green Mountain, Inc.	15,126	1,597,154
Mead Johnson Nutrition Co.	47,572	3,955,136
Total		10,782,104
Personal Products 0.5%
Herbalife Ltd.	41,452	2,373,956
Tobacco 0.7%
Lorillard, Inc.	66,339	3,587,613
TOTAL CONSUMER STAPLES		32,923,230
ENERGY 6.3%
Energy Equipment & Services 2.4%
Cameron International Corp. (a)	71,332	4,406,178
FMC Technologies, Inc. (a)	67,826	3,546,621
Oceaneering International, Inc.	49,323	3,544,351
Total		11,497,150
Oil, Gas & Consumable Fuels 3.9%
Cabot Oil & Gas Corp.	198,311	6,718,777
Concho Resources, Inc. (a)	45,459	5,568,727
Gulfport Energy Corp. (a)	32,746	2,330,860
Pioneer Natural Resources Co.	25,193	4,714,618
Total		19,332,982
TOTAL ENERGY		30,830,132

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 9.9%
Banks 2.6%
BankUnited, Inc.	88,063	$3,061,950
Signature Bank (a)	52,727	6,621,984
SVB Financial Group (a)	22,352	2,878,491
Total		12,562,425
Capital Markets 1.9%
Affiliated Managers Group, Inc. (a)	46,688	9,339,935
Diversified Financial Services 2.1%
IntercontinentalExchange Group, Inc.	13,776	2,725,306
McGraw Hill Financial, Inc.	42,285	3,226,345
Moody’s Corp.	56,424	4,475,552
Total		10,427,203
Insurance 0.9%
Aon PLC	49,036	4,132,754
Real Estate Investment Trusts (REITs) 1.2%
Plum Creek Timber Co., Inc.	143,407	6,028,830
Real Estate Management & Development 0.6%
Realogy Holdings Corp. (a)	67,998	2,954,513
Thrifts & Mortgage Finance 0.6%
Radian Group, Inc.	199,690	3,001,341
TOTAL FINANCIALS		48,447,001
HEALTH CARE 14.4%
Biotechnology 3.9%
Alexion Pharmaceuticals, Inc. (a)	35,915	5,463,749
BioMarin Pharmaceutical, Inc. (a)	36,010	2,456,242
Incyte Corp., Ltd. (a)	32,583	1,743,842
Pharmacyclics, Inc. (a)	41,501	4,159,230
Vertex Pharmaceuticals, Inc. (a)	74,776	5,288,159
Total		19,111,222
Health Care Equipment & Supplies 1.4%
St. Jude Medical, Inc.	70,330	4,598,879
Zimmer Holdings, Inc.	26,310	2,488,400
Total		7,087,279
Health Care Providers & Services 2.7%
Brookdale Senior Living, Inc. (a)	79,594	2,667,195
Cardinal Health, Inc.	52,243	3,655,965
Catamaran Corp. (a)	95,144	4,258,645

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Community Health Systems, Inc. (a)	70,758	$2,771,591
Total		13,353,396
Health Care Technology 1.3%
athenahealth, Inc. (a)	12,131	1,943,871
Cerner Corp. (a)	77,364	4,351,725
Total		6,295,596
Life Sciences Tools & Services 1.2%
Covance, Inc. (a)	27,776	2,885,926
Illumina, Inc. (a)	21,354	3,174,486
Total		6,060,412
Pharmaceuticals 3.9%
Actavis PLC (a)	30,394	6,256,605
Jazz Pharmaceuticals PLC (a)	24,332	3,374,362
Perrigo Co. PLC	45,483	7,034,401
Salix Pharmaceuticals Ltd. (a)	23,825	2,468,508
Total		19,133,876
TOTAL HEALTH CARE		71,041,781
INDUSTRIALS 17.7%
Aerospace & Defense 1.4%
B/E Aerospace, Inc. (a)	32,425	2,814,166
TransDigm Group, Inc.	22,584	4,182,557
Total		6,996,723
Airlines 2.8%
American Airlines Group, Inc. (a)	81,974	3,000,248
Delta Air Lines, Inc.	306,324	10,614,127
Total		13,614,375
Building Products 2.3%
Fortune Brands Home & Security, Inc.	130,873	5,507,136
Masco Corp.	261,253	5,802,429
Total		11,309,565
Commercial Services & Supplies 0.9%
Stericycle, Inc. (a)	40,989	4,657,170
Electrical Equipment 3.2%
AMETEK, Inc.	119,512	6,153,673
Rockwell Automation, Inc.	37,932	4,724,431
Roper Industries, Inc.	37,077	4,950,150
Total		15,828,254
Machinery 1.9%
Ingersoll-Rand PLC	99,328	5,685,534

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Pall Corp.	40,023	$3,580,858
Total		9,266,392
Marine 0.8%
Kirby Corp. (a)	40,725	4,123,406
Professional Services 2.0%
IHS, Inc., Class A (a)	24,259	2,947,469
Verisk Analytics, Inc., Class A (a)	111,349	6,676,486
Total		9,623,955
Road & Rail 1.0%
JB Hunt Transport Services, Inc.	25,533	1,836,333
Kansas City Southern	30,791	3,142,530
Total		4,978,863
Trading Companies & Distributors 1.4%
United Rentals, Inc. (a)	48,229	4,578,861
WW Grainger, Inc.	8,129	2,053,873
Total		6,632,734
TOTAL INDUSTRIALS		87,031,437
INFORMATION TECHNOLOGY 17.7%
Communications Equipment 0.5%
F5 Networks, Inc. (a)	24,683	2,631,948
Internet Software & Services 4.2%
Cornerstone OnDemand, Inc. (a)	77,070	3,689,341
CoStar Group, Inc. (a)	19,205	3,586,342
LinkedIn Corp., Class A (a)	22,911	4,237,160
MercadoLibre, Inc.	25,045	2,382,030
Pandora Media, Inc. (a)	143,102	4,338,852
Yelp, Inc. (a)	31,131	2,394,908
Total		20,628,633
IT Services 3.4%
Alliance Data Systems Corp. (a)	20,330	5,538,908
FleetCor Technologies, Inc. (a)	40,486	4,659,939
Gartner, Inc. (a)	54,982	3,817,950
MAXIMUS, Inc.	62,793	2,816,894
Total		16,833,691
Semiconductors & Semiconductor Equipment 1.6%
Broadcom Corp., Class A	102,238	3,218,452
NXP Semiconductor NV (a)	42,461	2,497,132
Skyworks Solutions, Inc. (a)	52,377	1,965,185
Total		7,680,769

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 7.7%
CommVault Systems, Inc. (a)	33,397	$2,169,135
Concur Technologies, Inc. (a)	45,908	4,548,106
Electronic Arts, Inc. (a)	86,849	2,519,489
Guidewire Software, Inc. (a)	67,771	3,324,167
Infoblox, Inc. (a)	109,911	2,204,815
Intuit, Inc.	67,892	5,277,245
Red Hat, Inc. (a)	60,396	3,199,780
ServiceNow, Inc. (a)	71,418	4,279,367
Splunk, Inc. (a)	50,083	3,580,434
Tableau Software, Inc., Class A (a)	43,079	3,277,450
Tyler Technologies, Inc. (a)	27,767	2,323,543
Workday, Inc., Class A (a)	14,910	1,363,221
Total		38,066,752
Technology Hardware, Storage & Peripherals 0.3%
Stratasys Ltd. (a)	11,838	1,255,894
TOTAL INFORMATION TECHNOLOGY		87,097,687
MATERIALS 5.6%
Chemicals 3.3%
Eastman Chemical Co.	59,299	5,112,167
Sherwin-Williams Co. (The)	57,225	11,280,764
Total		16,392,931
Construction Materials 0.6%
Eagle Materials, Inc.	35,150	3,116,399
Containers & Packaging 0.9%
Rock-Tenn Co., Class A	39,308	4,149,746
Paper & Forest Products 0.8%
International Paper Co.	85,999	3,945,634
TOTAL MATERIALS		27,604,710
TELECOMMUNICATION SERVICES 1.3%
Wireless Telecommunication Services 1.3%
SBA Communications Corp., Class A (a)	71,750	6,526,380
TOTAL TELECOMMUNICATION SERVICES		6,526,380
Total Common Stocks (Cost: $416,214,793)		$492,293,929

	Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	484,483	$484,483
Total Money Market Funds (Cost: $484,483)		$484,483

Total Investments (Cost: $416,699,276)	$492,778,412(d)
Other Assets & Liabilities, Net	(983,613)
Net Assets	$491,794,799

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,020,628	48,545,497	(51,081,642)	484,483	349	484,483

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	100,791,571	—	—	100,791,571
Consumer Staples	32,923,230	—	—	32,923,230
Energy	30,830,132	—	—	30,830,132
Financials	48,447,001	—	—	48,447,001
Health Care	71,041,781	—	—	71,041,781
Industrials	87,031,437	—	—	87,031,437
Information Technology	87,097,687	—	—	87,097,687
Materials	27,604,710	—	—	27,604,710
Telecommunication Services	6,526,380	—	—	6,526,380
Total Equity Securities	492,293,929	—	—	492,293,929
Mutual Funds
Money Market Funds	484,483	—	—	484,483
Total Mutual Funds	484,483	—	—	484,483
Total	492,778,412	—	—	492,778,412

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 9.8%
Auto Components 1.4%
TRW Automotive Holdings Corp. (a)	105,269	$8,592,056
Diversified Consumer Services 0.6%
Houghton Mifflin Harcourt Co. (a)	193,357	3,930,948
Hotels, Restaurants & Leisure 2.5%
Royal Caribbean Cruises Ltd.	138,810	7,573,474
Starwood Hotels & Resorts Worldwide, Inc.	101,200	8,055,520
Total		15,628,994
Household Durables 2.1%
D.R. Horton, Inc.	330,700	7,159,655
Newell Rubbermaid, Inc.	200,136	5,984,066
Total		13,143,721
Media 2.0%
CBS Outdoor Americas, Inc. (a)	55,026	1,609,510
DISH Network Corp., Class A (a)	105,000	6,532,050
Interpublic Group of Companies, Inc. (The)	282,534	4,842,633
Total		12,984,193
Multiline Retail 0.4%
Macy’s, Inc.	42,557	2,523,204
Specialty Retail 0.8%
Sally Beauty Holdings, Inc. (a)	184,850	5,064,890
TOTAL CONSUMER DISCRETIONARY		61,868,006
CONSUMER STAPLES 1.7%
Food Products 1.7%
Hillshire Brands Co. (The)	55,748	2,077,171
JM Smucker Co. (The)	21,207	2,062,169
Mead Johnson Nutrition Co.	23,846	1,982,556
Post Holdings, Inc. (a)	80,237	4,422,663
Total		10,544,559
TOTAL CONSUMER STAPLES		10,544,559
ENERGY 10.2%
Energy Equipment & Services 4.0%
Cameron International Corp. (a)	76,250	4,709,962
Frank’s International NV	101,025	2,503,400
Superior Energy Services, Inc.	285,900	8,794,284

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Weatherford International Ltd. (a)	539,125	$9,359,210
Total		25,366,856
Oil, Gas & Consumable Fuels 6.2%
Cimarex Energy Co.	57,600	6,860,736
EQT Corp.	47,071	4,564,475
HollyFrontier Corp.	62,470	2,972,323
Kinder Morgan, Inc.	1	32
Marathon Petroleum Corp.	78,191	6,805,745
Noble Energy, Inc.	43,363	3,080,508
Spectra Energy Corp.	241,493	8,920,751
Whiting Petroleum Corp. (a)	83,869	5,819,670
Total		39,024,240
TOTAL ENERGY		64,391,096
FINANCIALS 28.9%
Banks 8.7%
CIT Group, Inc.	187,508	9,191,642
City National Corp.	88,500	6,966,720
East West Bancorp, Inc.	206,300	7,529,950
Fifth Third Bancorp	501,935	11,519,408
M&T Bank Corp.	71,891	8,720,379
SunTrust Banks, Inc.	101,158	4,025,077
TCF Financial Corp.	440,876	7,344,994
Total		55,298,170
Capital Markets 5.0%
Invesco Ltd.	328,842	12,167,154
Raymond James Financial, Inc.	238,800	13,356,084
TD Ameritrade Holding Corp.	183,000	6,212,850
Total		31,736,088
Insurance 6.8%
Aon PLC	79,400	6,691,832
Brown & Brown, Inc.	260,675	8,018,363
Hartford Financial Services Group, Inc. (The)	358,377	12,639,957
Lincoln National Corp.	194,602	9,860,483
Principal Financial Group, Inc.	126,152	5,801,730
Total		43,012,365
Real Estate Investment Trusts (REITs) 7.4%
Extra Space Storage, Inc.	77,766	3,772,429
Host Hotels & Resorts, Inc.	565,900	11,453,816
Rayonier, Inc.	161,843	7,430,212
SL Green Realty Corp.	98,525	9,913,585
Taubman Centers, Inc.	108,625	7,689,564

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	213,700	$6,272,095
Total		46,531,701
Real Estate Management & Development 1.0%
CBRE Group, Inc., Class A (a)	227,700	6,245,811
TOTAL FINANCIALS		182,824,135
HEALTH CARE 10.1%
Health Care Equipment & Supplies 4.4%
Boston Scientific Corp. (a)	578,897	7,826,687
Teleflex, Inc.	81,786	8,770,731
Zimmer Holdings, Inc.	117,312	11,095,369
Total		27,692,787
Health Care Providers & Services 4.9%
Cardinal Health, Inc.	96,154	6,728,857
CIGNA Corp.	88,638	7,421,660
Community Health Systems, Inc. (a)	126,387	4,950,579
Humana, Inc.	63,280	7,132,921
Universal Health Services, Inc., Class B	62,870	5,159,741
Total		31,393,758
Pharmaceuticals 0.8%
Jazz Pharmaceuticals PLC (a)	37,825	5,245,571
TOTAL HEALTH CARE		64,332,116
INDUSTRIALS 10.4%
Airlines 2.4%
Delta Air Lines, Inc.	205,849	7,132,668
United Continental Holdings, Inc. (a)	178,413	7,962,572
Total		15,095,240
Construction & Engineering 1.2%
Jacobs Engineering Group, Inc. (a)	104,274	6,621,399
KBR, Inc.	48,977	1,306,706
Total		7,928,105
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	83,400	6,616,956
Machinery 1.9%
Manitowoc Co., Inc. (The)	121,050	3,807,023
Navistar International Corp. (a)	135,812	4,599,953

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
SPX Corp.	37,724	$3,708,646
Total		12,115,622
Road & Rail 1.0%
JB Hunt Transport Services, Inc.	89,085	6,406,993
Trading Companies & Distributors 2.9%
AerCap Holdings NV (a)	188,300	7,944,377
United Rentals, Inc. (a)	58,500	5,553,990
WESCO International, Inc. (a)	55,000	4,577,100
Total		18,075,467
TOTAL INDUSTRIALS		66,238,383
INFORMATION TECHNOLOGY 9.3%
Communications Equipment 0.9%
Aruba Networks, Inc. (a)	140,450	2,633,437
F5 Networks, Inc. (a)	29,400	3,134,922
Total		5,768,359
Electronic Equipment, Instruments & Components 1.3%
Avnet, Inc.	89,449	4,162,062
FLIR Systems, Inc.	117,900	4,244,400
Total		8,406,462
IT Services 1.1%
Xerox Corp.	603,642	6,821,155
Semiconductors & Semiconductor Equipment 4.6%
Avago Technologies Ltd.	79,300	5,107,713
KLA-Tencor Corp.	75,300	5,206,242
Lam Research Corp. (a)	102,000	5,610,000
Micron Technology, Inc. (a)	255,200	6,038,032
NXP Semiconductor NV (a)	74,400	4,375,464
Skyworks Solutions, Inc. (a)	78,700	2,952,824
Total		29,290,275
Software 1.4%
Autodesk, Inc. (a)	89,553	4,404,217
Electronic Arts, Inc. (a)	152,100	4,412,421
Total		8,816,638
TOTAL INFORMATION TECHNOLOGY		59,102,889
MATERIALS 5.4%
Chemicals 3.4%
Agrium, Inc.	34,395	3,354,200
Eastman Chemical Co.	135,123	11,648,954

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
PPG Industries, Inc.	33,640	$6,507,995
Total		21,511,149
Containers & Packaging 0.8%
Sealed Air Corp.	149,661	4,919,357
Paper & Forest Products 1.2%
Domtar Corp.	41,015	4,602,703
International Paper Co.	74,025	3,396,267
Total		7,998,970
TOTAL MATERIALS		34,429,476
TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	73,100	1,915,951
TOTAL TELECOMMUNICATION SERVICES		1,915,951
UTILITIES 11.5%
Electric Utilities 5.4%
Edison International	123,500	6,991,335
Great Plains Energy, Inc.	340,050	9,194,952
Portland General Electric Co.	329,300	10,649,562
PPL Corp.	232,275	7,697,593
Total		34,533,442

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 1.0%
Questar Corp.	256,041	$6,088,655
Independent Power and Renewable Electricity Producers 3.1%
AES Corp. (The)	683,825	9,765,021
NRG Energy, Inc.	303,675	9,656,865
Total		19,421,886
Multi-Utilities 2.0%
CMS Energy Corp.	236,850	6,934,968
Sempra Energy	60,842	5,887,072
Total		12,822,040
TOTAL UTILITIES		72,866,023
Total Common Stocks (Cost: $495,026,574)		$618,512,634

	Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	17,429,342	$17,429,342
Total Money Market Funds (Cost: $17,429,342)		$17,429,342
Total Investments
(Cost: $512,455,916)		$635,941,976(d)
Other Assets & Liabilities, Net		(2,492,631)
Net Assets		$633,449,345

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,368,148	61,560,975	(53,499,781)	17,429,342	2,025	17,429,342

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	61,868,006	—	—	61,868,006
Consumer Staples	10,544,559	—	—	10,544,559
Energy	64,391,096	—	—	64,391,096
Financials	182,824,135	—	—	182,824,135
Health Care	64,332,116	—	—	64,332,116
Industrials	66,238,383	—	—	66,238,383
Information Technology	59,102,889	—	—	59,102,889
Materials	34,429,476	—	—	34,429,476
Telecommunication Services	1,915,951	—	—	1,915,951
Utilities	72,866,023	—	—	72,866,023
Total Equity Securities	618,512,634	—	—	618,512,634
Mutual Funds
Money Market Funds	17,429,342	—	—	17,429,342
Total Mutual Funds	17,429,342	—	—	17,429,342
Total	635,941,976	—	—	635,941,976

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – S&P 500 Index Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
CONSUMER DISCRETIONARY 11.9%
Auto Components 0.4%
BorgWarner, Inc.	3,659	$224,919
Delphi Automotive PLC	4,469	303,266
Goodyear Tire & Rubber Co. (The)	3,977	103,919
Johnson Controls, Inc.	10,648	503,863
Total		1,135,967
Automobiles 0.7%
Ford Motor Co.	63,232	986,419
General Motors Co.	20,900	719,378
Harley-Davidson, Inc.	3,530	235,134
Total		1,940,931
Distributors 0.1%
Genuine Parts Co.	2,465	214,085
Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	68	47,855
H&R Block, Inc.	4,400	132,836
Total		180,691
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	7,027	266,042
Chipotle Mexican Grill, Inc. (a)	496	281,753
Darden Restaurants, Inc.	2,103	106,748
International Game Technology	3,954	55,593
Marriott International, Inc., Class A	3,548	198,759
McDonald’s Corp.	15,869	1,555,638
Starbucks Corp.	12,117	889,146
Starwood Hotels & Resorts Worldwide, Inc.	3,077	244,929
Wyndham Worldwide Corp.	2,056	150,561
Wynn Resorts Ltd.	1,303	289,461
Yum! Brands, Inc.	7,097	535,043
Total		4,573,673
Household Durables 0.4%
D.R. Horton, Inc.	4,568	98,897
Garmin Ltd.	1,968	108,752
Harman International Industries, Inc.	1,087	115,657
Leggett & Platt, Inc.	2,230	72,787
Lennar Corp., Class A	2,820	111,728
Mohawk Industries, Inc. (a)	975	132,581
Newell Rubbermaid, Inc.	4,474	133,773
PulteGroup, Inc.	5,507	105,679
Whirlpool Corp.	1,243	185,779
Total		1,065,633

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail 1.3%
Amazon.com, Inc. (a)	5,961	$2,005,996
Expedia, Inc.	1,643	119,117
Netflix, Inc. (a)	954	335,837
Priceline Group, Inc. (The) (a)	835	995,228
TripAdvisor, Inc. (a)	1,781	161,341
Total		3,617,519
Leisure Products 0.1%
Hasbro, Inc.	1,870	104,009
Mattel, Inc.	5,462	219,081
Total		323,090
Media 3.5%
Cablevision Systems Corp., Class A	3,433	57,915
CBS Corp., Class B Non Voting	8,851	546,992
Comcast Corp., Class A	41,798	2,090,736
DIRECTV (a)	7,598	580,639
Discovery Communications, Inc., Class A (a)	3,564	294,743
Gannett Co., Inc.	3,650	100,740
Interpublic Group of Companies, Inc. (The)	6,797	116,501
News Corp., Class A (a)	7,987	137,536
Omnicom Group, Inc.	4,145	300,927
Scripps Networks Interactive, Inc., Class A	1,759	133,526
Time Warner Cable, Inc.	4,451	610,588
Time Warner, Inc.	14,311	934,938
Twenty-First Century Fox, Inc., Class A	31,119	994,874
Viacom, Inc., Class B	6,392	543,256
Walt Disney Co. (The)	26,122	2,091,588
Total		9,535,499
Multiline Retail 0.7%
Dollar General Corp. (a)	4,725	262,143
Dollar Tree, Inc. (a)	3,338	174,177
Family Dollar Stores, Inc.	1,537	89,161
Kohl’s Corp.	3,226	183,237
Macy’s, Inc.	5,906	350,167
Nordstrom, Inc.	2,292	143,135
Target Corp.	10,132	613,087
Total		1,815,107
Specialty Retail 2.1%
AutoNation, Inc. (a)	1,010	53,762
AutoZone, Inc. (a)	542	291,108
Bed Bath & Beyond, Inc. (a)	3,416	235,021
Best Buy Co., Inc.	4,379	115,649

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
CarMax, Inc. (a)	3,579	$167,497
GameStop Corp., Class A	1,861	76,487
Gap, Inc. (The)	4,249	170,215
Home Depot, Inc. (The)	22,579	1,786,676
L Brands, Inc.	3,909	221,914
Lowe’s Companies, Inc.	16,770	820,053
O’Reilly Automotive, Inc. (a)	1,702	252,560
PetSmart, Inc.	1,665	114,702
Ross Stores, Inc.	3,450	246,848
Staples, Inc.	10,434	118,322
Tiffany & Co.	1,769	152,399
TJX Companies, Inc. (The)	11,408	691,895
Tractor Supply Co.	2,240	158,211
Urban Outfitters, Inc. (a)	1,752	63,896
Total		5,737,215
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	4,448	220,888
Fossil Group, Inc. (a)	767	89,440
Michael Kors Holdings Ltd. (a)	2,880	268,617
Nike, Inc., Class B	11,923	880,633
PVH Corp.	1,306	162,950
Ralph Lauren Corp.	946	152,240
VF Corp.	5,646	349,374
Total		2,124,142
TOTAL CONSUMER DISCRETIONARY		32,263,552
CONSUMER STAPLES 9.5%
Beverages 2.1%
Beam, Inc.	2,653	220,995
Brown-Forman Corp., Class B	2,597	232,925
Coca-Cola Co. (The)	60,752	2,348,672
Coca-Cola Enterprises, Inc.	3,812	182,061
Constellation Brands, Inc., Class A (a)	2,686	228,229
Dr. Pepper Snapple Group, Inc.	3,167	172,475
Molson Coors Brewing Co., Class B	2,535	149,210
Monster Beverage Corp. (a)	2,170	150,707
PepsiCo, Inc.	24,412	2,038,402
Total		5,723,676
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	7,048	787,121
CVS Caremark Corp.	18,957	1,419,121
Kroger Co. (The)	8,280	361,422
Safeway, Inc.	3,688	136,235
SYSCO Corp.	9,380	338,899

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	25,938	$1,982,441
Walgreen Co.	14,015	925,410
Whole Foods Market, Inc.	5,966	302,536
Total		6,253,185
Food Products 1.6%
Archer-Daniels-Midland Co.	10,552	457,851
Campbell Soup Co.	2,868	128,716
ConAgra Foods, Inc.	6,741	209,173
General Mills, Inc.	10,009	518,666
Hershey Co. (The)	2,404	250,978
Hormel Foods Corp.	2,155	106,177
JM Smucker Co. (The)	1,662	161,613
Kellogg Co.	4,116	258,114
Keurig Green Mountain, Inc.	2,070	218,571
Kraft Foods Group, Inc.	9,566	536,653
McCormick & Co., Inc.	2,102	150,798
Mead Johnson Nutrition Co.	3,235	268,958
Mondelez International, Inc., Class A	27,269	942,144
Tyson Foods, Inc., Class A	4,309	189,639
Total		4,398,051
Household Products 1.9%
Clorox Co. (The)	2,084	183,413
Colgate-Palmolive Co.	14,001	908,245
Kimberly-Clark Corp.	6,083	670,650
Procter & Gamble Co. (The)	43,475	3,504,085
Total		5,266,393
Personal Products 0.2%
Avon Products, Inc.	6,959	101,880
Estee Lauder Companies, Inc. (The), Class A	4,100	274,208
Total		376,088
Tobacco 1.4%
Altria Group, Inc.	31,958	1,196,188
Lorillard, Inc.	5,804	313,880
Philip Morris International, Inc.	25,417	2,080,890
Reynolds American, Inc.	4,994	266,780
Total		3,857,738
TOTAL CONSUMER STAPLES		25,875,131
ENERGY 10.0%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	7,008	455,660
Cameron International Corp. (a)	3,471	214,404

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Diamond Offshore Drilling, Inc.	1,112	$54,221
Ensco PLC, Class A	3,748	197,819
FMC Technologies, Inc. (a)	3,788	198,075
Halliburton Co.	13,638	803,142
Helmerich & Payne, Inc.	1,726	185,649
Nabors Industries Ltd.	4,184	103,136
National Oilwell Varco, Inc.	6,873	535,200
Noble Corp. PLC	4,075	133,415
Rowan Companies PLC, Class A (a)	1,996	67,225
Schlumberger Ltd.	20,959	2,043,502
Transocean Ltd.	5,440	224,890
Total		5,216,338
Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum Corp.	8,076	684,522
Apache Corp.	6,325	524,659
Cabot Oil & Gas Corp.	6,774	229,503
Chesapeake Energy Corp.	8,121	208,060
Chevron Corp.	30,613	3,640,192
ConocoPhillips	19,662	1,383,222
CONSOL Energy, Inc.	3,673	146,736
Denbury Resources, Inc.	5,704	93,546
Devon Energy Corp.	6,136	410,683
EOG Resources, Inc.	4,382	859,617
EQT Corp.	2,421	234,764
Exxon Mobil Corp.	69,289	6,768,150
Hess Corp.	4,382	363,180
Kinder Morgan, Inc.	10,739	348,910
Marathon Oil Corp.	11,175	396,936
Marathon Petroleum Corp.	4,721	410,916
Murphy Oil Corp.	2,764	173,745
Newfield Exploration Co. (a)	2,183	68,459
Noble Energy, Inc.	5,768	409,759
Occidental Petroleum Corp.	12,739	1,213,899
ONEOK, Inc.	3,329	197,243
Peabody Energy Corp.	4,348	71,046
Phillips 66	9,419	725,828
Pioneer Natural Resources Co.	2,287	427,989
QEP Resources, Inc.	2,878	84,728
Range Resources Corp.	2,624	217,713
Southwestern Energy Co. (a)	5,662	260,509
Spectra Energy Corp.	10,741	396,773
Tesoro Corp.	2,114	106,947
Valero Energy Corp.	8,537	453,315

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc. (The)	10,978	$445,487
Total		21,957,036
TOTAL ENERGY		27,173,374
FINANCIALS 16.2%
Banks 6.2%
Bank of America Corp.	169,450	2,914,540
BB&T Corp.	11,403	458,059
Citigroup, Inc.	48,684	2,317,358
Comerica, Inc.	2,920	151,256
Fifth Third Bancorp	13,656	313,405
Huntington Bancshares, Inc.	13,324	132,840
JPMorgan Chase & Co.	60,722	3,686,433
KeyCorp	14,260	203,062
M&T Bank Corp.	2,099	254,609
PNC Financial Services Group, Inc. (The)	8,566	745,242
Regions Financial Corp.	22,758	252,841
SunTrust Banks, Inc.	8,571	341,040
U.S. Bancorp	29,223	1,252,498
Wells Fargo & Co.	76,778	3,818,938
Zions Bancorporation	2,964	91,825
Total		16,933,946
Capital Markets 2.1%
Ameriprise Financial, Inc. (b)	3,065	337,365
Bank of New York Mellon Corp. (The)	18,199	642,243
BlackRock, Inc.	2,010	632,105
Charles Schwab Corp. (The)	18,744	512,273
E*TRADE Financial Corp. (a)	4,626	106,490
Franklin Resources, Inc.	6,475	350,815
Goldman Sachs Group, Inc. (The)	6,754	1,106,643
Invesco Ltd.	6,949	257,113
Legg Mason, Inc.	1,678	82,289
Morgan Stanley	22,489	700,982
Northern Trust Corp.	3,579	234,639
State Street Corp.	6,921	481,356
T. Rowe Price Group, Inc.	4,202	346,035
Total		5,790,348
Consumer Finance 1.0%
American Express Co.	14,650	1,318,939
Capital One Financial Corp.	9,185	708,715
Discover Financial Services	7,553	439,509
SLM Corp.	6,869	168,153
Total		2,635,316

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B (a)	28,866	$3,607,384
CME Group, Inc.	5,060	374,491
IntercontinentalExchange Group, Inc.	1,840	364,007
Leucadia National Corp.	5,026	140,728
McGraw Hill Financial, Inc.	4,348	331,752
Moody’s Corp.	3,018	239,388
NASDAQ OMX Group, Inc. (The)	1,879	69,410
Total		5,127,160
Insurance 2.8%
ACE Ltd.	5,393	534,231
Aflac, Inc.	7,306	460,570
Allstate Corp. (The)	7,168	405,565
American International Group, Inc.	23,474	1,173,935
Aon PLC	4,830	407,072
Assurant, Inc.	1,152	74,834
Chubb Corp. (The)	3,933	351,217
Cincinnati Financial Corp.	2,357	114,692
Genworth Financial, Inc., Class A (a)	7,944	140,847
Hartford Financial Services Group, Inc. (The)	7,154	252,322
Lincoln National Corp.	4,233	214,486
Loews Corp.	4,903	215,977
Marsh & McLennan Companies, Inc.	8,793	433,495
MetLife, Inc.	18,015	951,192
Principal Financial Group, Inc.	4,403	202,494
Progressive Corp. (The)	8,785	212,773
Prudential Financial, Inc.	7,422	628,272
Torchmark Corp.	1,422	111,911
Travelers Companies, Inc. (The)	5,652	480,985
Unum Group	4,161	146,925
XL Group PLC	4,427	138,344
Total		7,652,139
Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	6,329	518,155
Apartment Investment & Management Co., Class A	2,344	70,836
AvalonBay Communities, Inc.	1,947	255,680
Boston Properties, Inc.	2,458	281,515
Crown Castle International Corp.	5,358	395,313
Equity Residential	5,382	312,102
General Growth Properties, Inc.	8,355	183,810
HCP, Inc.	7,334	284,486
Health Care REIT, Inc.	4,646	276,902
Host Hotels & Resorts, Inc.	12,137	245,653
Kimco Realty Corp.	6,570	143,752

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Macerich Co. (The)	2,250	$140,242
Plum Creek Timber Co., Inc.	2,836	119,225
ProLogis, Inc.	8,007	326,926
Public Storage	2,314	389,886
Simon Property Group, Inc.	5,034	825,576
Ventas, Inc.	4,723	286,072
Vornado Realty Trust	2,795	275,475
Weyerhaeuser Co.	9,368	274,951
Total		5,606,557
Real Estate Management & Development —%
CBRE Group, Inc., Class A (a)	4,476	122,777
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	7,625	74,954
People’s United Financial, Inc.	4,973	73,948
Total		148,902
TOTAL FINANCIALS		44,017,145
HEALTH CARE 13.2%
Biotechnology 2.3%
Alexion Pharmaceuticals, Inc. (a)	3,172	482,556
Amgen, Inc.	12,103	1,492,784
Biogen Idec, Inc. (a)	3,790	1,159,247
Celgene Corp. (a)	6,510	908,796
Gilead Sciences, Inc. (a)	24,668	1,747,975
Regeneron Pharmaceuticals, Inc. (a)	1,260	378,353
Vertex Pharmaceuticals, Inc. (a)	3,785	267,675
Total		6,437,386
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	24,737	952,622
Baxter International, Inc.	8,714	641,176
Becton Dickinson and Co.	3,096	362,480
Boston Scientific Corp. (a)	21,235	287,097
CareFusion Corp. (a)	3,339	134,295
Covidien PLC	7,226	532,267
CR Bard, Inc.	1,243	183,939
DENTSPLY International, Inc.	2,276	104,787
Edwards Lifesciences Corp. (a)	1,717	127,350
Intuitive Surgical, Inc. (a)	613	268,488
Medtronic, Inc.	16,048	987,594
St. Jude Medical, Inc.	4,552	297,655
Stryker Corp.	4,729	385,272
Varian Medical Systems, Inc. (a)	1,657	139,171

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.	2,719	$257,163
Total		5,661,356
Health Care Providers & Services 2.1%
Aetna, Inc.	5,819	436,251
AmerisourceBergen Corp.	3,671	240,781
Cardinal Health, Inc.	5,498	384,750
CIGNA Corp.	4,382	366,905
DaVita HealthCare Partners, Inc. (a)	2,836	195,259
Express Scripts Holding Co. (a)	12,439	934,045
Humana, Inc.	2,472	278,644
Laboratory Corp. of America Holdings (a)	1,363	133,860
McKesson Corp.	3,690	651,543
Patterson Companies, Inc.	1,320	55,123
Quest Diagnostics, Inc.	2,309	133,737
Tenet Healthcare Corp. (a)	1,554	66,527
UnitedHealth Group, Inc.	15,862	1,300,525
WellPoint, Inc.	4,528	450,762
Total		5,628,712
Health Care Technology 0.1%
Cerner Corp. (a)	4,741	266,681
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	5,342	298,725
PerkinElmer, Inc.	1,811	81,604
Thermo Fisher Scientific, Inc.	6,279	754,987
Waters Corp. (a)	1,362	147,654
Total		1,282,970
Pharmaceuticals 6.1%
AbbVie, Inc.	25,469	1,309,107
Actavis PLC (a)	2,789	574,116
Allergan, Inc.	4,790	594,439
Bristol-Myers Squibb Co.	26,359	1,369,350
Eli Lilly & Co.	15,802	930,106
Forest Laboratories, Inc. (a)	3,823	352,748
Hospira, Inc. (a)	2,670	115,477
Johnson & Johnson	45,363	4,456,007
Merck & Co., Inc.	47,149	2,676,649
Mylan, Inc. (a)	5,961	291,076
Perrigo Co. PLC	2,146	331,900
Pfizer, Inc.	102,342	3,287,225
Zoetis, Inc.	8,015	231,954
Total		16,520,154
TOTAL HEALTH CARE		35,797,259

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 10.5%
Aerospace & Defense 2.7%
Boeing Co. (The)	10,962	$1,375,621
General Dynamics Corp.	5,214	567,909
Honeywell International, Inc.	12,574	1,166,364
L-3 Communications Holdings, Inc.	1,381	163,165
Lockheed Martin Corp.	4,328	706,503
Northrop Grumman Corp.	3,473	428,499
Precision Castparts Corp.	2,329	588,678
Raytheon Co.	5,043	498,198
Rockwell Collins, Inc.	2,170	172,884
Textron, Inc.	4,529	177,945
United Technologies Corp.	13,505	1,577,924
Total		7,423,690
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	2,385	124,950
Expeditors International of Washington, Inc.	3,249	128,758
FedEx Corp.	4,456	590,687
United Parcel Service, Inc., Class B	11,395	1,109,645
Total		1,954,040
Airlines 0.3%
Delta Air Lines, Inc.	13,615	471,760
Southwest Airlines Co.	11,260	265,848
Total		737,608
Building Products 0.1%
Allegion PLC	1,439	75,073
Masco Corp.	5,712	126,863
Total		201,936
Commercial Services & Supplies 0.5%
ADT Corp. (The)	2,939	88,023
Cintas Corp.	1,617	96,389
Iron Mountain, Inc.	2,731	75,294
Pitney Bowes, Inc.	3,251	84,494
Republic Services, Inc.	4,340	148,254
Stericycle, Inc. (a)	1,365	155,091
Tyco International Ltd.	7,384	313,082
Waste Management, Inc.	6,935	291,755
Total		1,252,382
Construction & Engineering 0.2%
Fluor Corp.	2,569	199,689
Jacobs Engineering Group, Inc. (a)	2,114	134,239
Quanta Services, Inc. (a)	3,488	128,707
Total		462,635

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.7%
AMETEK, Inc.	3,930	$202,356
Eaton Corp. PLC	7,616	572,114
Emerson Electric Co.	11,267	752,636
Rockwell Automation, Inc.	2,227	277,373
Roper Industries, Inc.	1,597	213,215
Total		2,017,694
Industrial Conglomerates 2.3%
3M Co.	10,098	1,369,895
Danaher Corp.	9,636	722,700
General Electric Co.	160,872	4,164,976
Total		6,257,571
Machinery 1.7%
Caterpillar, Inc.	10,225	1,016,058
Cummins, Inc.	2,785	414,937
Deere & Co.	5,924	537,899
Dover Corp.	2,730	223,178
Flowserve Corp.	2,206	172,818
Illinois Tool Works, Inc.	6,270	509,939
Ingersoll-Rand PLC	4,144	237,203
Joy Global, Inc.	1,610	93,380
PACCAR, Inc.	5,676	382,789
Pall Corp.	1,763	157,736
Parker Hannifin Corp.	2,388	285,868
Pentair Ltd.	3,168	251,349
Snap-On, Inc.	931	105,650
Stanley Black & Decker, Inc.	2,497	202,856
Xylem, Inc.	2,960	107,803
Total		4,699,463
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	600	59,610
Equifax, Inc.	1,960	133,339
Nielsen Holdings NV	4,560	203,512
Robert Half International, Inc.	2,203	92,416
Total		488,877
Road & Rail 0.9%
CSX Corp.	16,160	468,155
Kansas City Southern	1,765	180,136
Norfolk Southern Corp.	4,963	482,255
Ryder System, Inc.	856	68,411
Union Pacific Corp.	7,301	1,370,106
Total		2,569,063
Trading Companies & Distributors 0.2%
Fastenal Co.	4,378	215,923

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
WW Grainger, Inc.	980	$247,607
Total		463,530
TOTAL INDUSTRIALS		28,528,489
INFORMATION TECHNOLOGY 18.3%
Communications Equipment 1.7%
Cisco Systems, Inc.	82,596	1,850,976
F5 Networks, Inc. (a)	1,209	128,916
Harris Corp.	1,712	125,250
Juniper Networks, Inc. (a)	8,034	206,956
Motorola Solutions, Inc.	3,626	233,116
QUALCOMM, Inc.	27,118	2,138,525
Total		4,683,739
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	2,533	232,149
Corning, Inc.	22,321	464,723
FLIR Systems, Inc.	2,260	81,360
Jabil Circuit, Inc.	3,010	54,180
TE Connectivity Ltd.	6,575	395,881
Total		1,228,293
Internet Software & Services 3.1%
Akamai Technologies, Inc. (a)	2,862	166,597
eBay, Inc. (a)	18,678	1,031,773
Facebook, Inc., Class A (a)	27,395	1,650,275
Google, Inc., Class A (a)	4,526	5,044,272
VeriSign, Inc. (a)	2,018	108,790
Yahoo!, Inc. (a)	15,051	540,331
Total		8,542,038
IT Services 3.5%
Accenture PLC, Class A	10,217	814,499
Alliance Data Systems Corp. (a)	855	232,945
Automatic Data Processing, Inc.	7,730	597,220
Cognizant Technology Solutions Corp., Class A (a)	9,744	493,144
Computer Sciences Corp.	2,333	141,893
Fidelity National Information Services, Inc.	4,658	248,970
Fiserv, Inc. (a)	4,080	231,295
International Business Machines Corp.	15,693	3,020,746
MasterCard, Inc., Class A	16,360	1,222,092
Paychex, Inc.	5,201	221,563
Teradata Corp. (a)	2,552	125,533
Total System Services, Inc.	2,649	80,556

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Visa, Inc., Class A	8,126	$1,754,078
Western Union Co. (The)	8,787	143,755
Xerox Corp.	17,858	201,795
Total		9,530,084
Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	5,087	184,353
Analog Devices, Inc.	5,010	266,231
Applied Materials, Inc.	19,414	396,434
Broadcom Corp., Class A	8,846	278,472
First Solar, Inc. (a)	1,136	79,281
Intel Corp.	79,725	2,057,702
KLA-Tencor Corp.	2,672	184,742
Lam Research Corp. (a)	2,606	143,330
Linear Technology Corp.	3,780	184,048
LSI Corp.	8,955	99,132
Microchip Technology, Inc.	3,189	152,307
Micron Technology, Inc. (a)	17,006	402,362
NVIDIA Corp.	8,883	159,095
Texas Instruments, Inc.	17,386	819,750
Xilinx, Inc.	4,278	232,167
Total		5,639,406
Software 3.5%
Adobe Systems, Inc. (a)	7,448	489,632
Autodesk, Inc. (a)	3,643	179,163
CA, Inc.	5,168	160,053
Citrix Systems, Inc. (a)	2,944	169,074
Electronic Arts, Inc. (a)	4,960	143,890
Intuit, Inc.	4,543	353,127
Microsoft Corp.	121,120	4,964,709
Oracle Corp.	55,522	2,271,405
Red Hat, Inc. (a)	3,039	161,006
Salesforce.com, Inc. (a)	9,000	513,810
Symantec Corp.	11,086	221,387
Total		9,627,256
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. (c)	14,305	7,678,066
EMC Corp.	32,484	890,386
Hewlett-Packard Co.	30,385	983,258
NetApp, Inc.	5,314	196,087
SanDisk Corp.	3,619	293,827
Seagate Technology PLC	5,271	296,019
Western Digital Corp.	3,372	309,617
Total		10,647,260
TOTAL INFORMATION TECHNOLOGY		49,898,076

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.5%
Chemicals 2.6%
Air Products & Chemicals, Inc.	3,392	$403,784
Airgas, Inc.	1,068	113,753
CF Industries Holdings, Inc.	887	231,188
Dow Chemical Co. (The)	19,499	947,456
Eastman Chemical Co.	2,440	210,352
Ecolab, Inc.	4,341	468,785
EI du Pont de Nemours & Co.	14,868	997,643
FMC Corp.	2,133	163,302
International Flavors & Fragrances, Inc.	1,307	125,041
LyondellBasell Industries NV, Class A	6,920	615,465
Monsanto Co.	8,415	957,374
Mosaic Co. (The)	5,432	271,600
PPG Industries, Inc.	2,221	429,675
Praxair, Inc.	4,712	617,131
Sherwin-Williams Co. (The)	1,371	270,265
Sigma-Aldrich Corp.	1,919	179,196
Total		7,002,010
Construction Materials 0.1%
Vulcan Materials Co.	2,092	139,013
Containers & Packaging 0.2%
Avery Dennison Corp.	1,536	77,829
Ball Corp.	2,258	123,761
Bemis Co., Inc.	1,628	63,883
MeadWestvaco Corp.	2,801	105,430
Owens-Illinois, Inc. (a)	2,639	89,277
Sealed Air Corp.	3,147	103,442
Total		563,622
Metals & Mining 0.5%
Alcoa, Inc.	17,283	222,432
Allegheny Technologies, Inc.	1,730	65,186
Cliffs Natural Resources, Inc.	2,451	50,147
Freeport-McMoRan Copper & Gold, Inc.	16,654	550,748
Newmont Mining Corp.	7,979	187,028
Nucor Corp.	5,104	257,956
United States Steel Corp.	2,324	64,166
Total		1,397,663
Paper & Forest Products 0.1%
International Paper Co.	7,038	322,903
TOTAL MATERIALS		9,425,211

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	83,483	$2,927,750
CenturyLink, Inc.	9,268	304,361
Frontier Communications Corp.	16,031	91,377
Verizon Communications, Inc.	66,400	3,158,648
Windstream Holdings, Inc.	9,553	78,717
Total		6,560,853
TOTAL TELECOMMUNICATION SERVICES		6,560,853
UTILITIES 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.	7,821	396,212
Duke Energy Corp.	11,331	806,994
Edison International	5,225	295,787
Entergy Corp.	2,865	191,525
Exelon Corp.	13,744	461,249
FirstEnergy Corp.	6,718	228,613
NextEra Energy, Inc.	6,983	667,714
Northeast Utilities	5,055	230,003
Pepco Holdings, Inc.	4,019	82,309
Pinnacle West Capital Corp.	1,762	96,311
PPL Corp.	10,110	335,045
Southern Co. (The)	14,234	625,442
Xcel Energy, Inc.	7,988	242,516
Total		4,659,720
Gas Utilities —%
AGL Resources, Inc.	1,908	93,416
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	10,558	150,768
NRG Energy, Inc.	5,217	165,901
Total		316,669

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.2%
Ameren Corp.	3,892	$160,350
CenterPoint Energy, Inc.	6,874	162,845
CMS Energy Corp.	4,276	125,201
Consolidated Edison, Inc.	4,698	252,048
Dominion Resources, Inc.	9,319	661,556
DTE Energy Co.	2,836	210,686
Integrys Energy Group, Inc.	1,286	76,710
NiSource, Inc.	5,034	178,858
PG&E Corp.	7,336	316,915
Public Service Enterprise Group, Inc.	8,113	309,430
SCANA Corp.	2,268	116,394
Sempra Energy	3,643	352,497
TECO Energy, Inc.	3,287	56,372
Wisconsin Energy Corp.	3,627	168,837
Total		3,148,699
TOTAL UTILITIES		8,218,504
Total Common Stocks (Cost: $158,804,013)		$267,757,594

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.094% (b)(d)	3,968,303	$3,968,303
Total Money Market Funds (Cost: $3,968,303)		$3,968,303
Total Investments
(Cost: $162,772,316)		$271,725,897(e)
Other Assets & Liabilities, Net		(2,880)
Net Assets		$271,723,017

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $432,076 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	9	USD	4,195,350	06/2014	69,944	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	96,828	—	(5,589)	4,234	95,473	1,620	337,365
Columbia Short-Term Cash Fund	5,558,274	6,617,038	(8,207,009)	—	3,968,303	1,269	3,968,303
Total	5,655,102	6,617,038	(8,212,598)	4,234	4,063,776	2,889	4,305,668

(c)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	32,263,552	—	—	32,263,552
Consumer Staples	25,875,131	—	—	25,875,131
Energy	27,173,374	—	—	27,173,374
Financials	44,017,145	—	—	44,017,145
Health Care	35,797,259	—	—	35,797,259
Industrials	28,528,489	—	—	28,528,489
Information Technology	49,898,076	—	—	49,898,076
Materials	9,425,211	—	—	9,425,211
Telecommunication Services	6,560,853	—	—	6,560,853
Utilities	8,218,504	—	—	8,218,504
Total Equity Securities	267,757,594	—	—	267,757,594
Mutual Funds
Money Market Funds	3,968,303	—	—	3,968,303
Total Mutual Funds	3,968,303	—	—	3,968,303
Investments in Securities	271,725,897	—	—	271,725,897
Derivatives
Assets
Futures Contracts	69,944	—	—	69,944
Total	271,795,841	—	—	271,795,841

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 6.8%
Multiline Retail 1.9%
Nordstrom, Inc.	267,000	$16,674,150
Specialty Retail 4.9%
Gap, Inc. (The)	525,000	21,031,500
Lowe’s Companies, Inc.	460,000	22,494,000
Total		43,525,500
TOTAL CONSUMER DISCRETIONARY		60,199,650
CONSUMER STAPLES 9.9%
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	103,100	11,514,208
Food Products 4.6%
Tyson Foods, Inc., Class A	918,922	40,441,757
Tobacco 4.0%
Altria Group, Inc.	450,000	16,843,500
Philip Morris International, Inc.	225,000	18,420,750
Total		35,264,250
TOTAL CONSUMER STAPLES		87,220,215
ENERGY 16.4%
Oil, Gas & Consumable Fuels 16.4%
Anadarko Petroleum Corp.	320,000	27,123,200
Chevron Corp.	123,000	14,625,930
ConocoPhillips	250,000	17,587,500
Marathon Oil Corp.	497,000	17,653,440
Marathon Petroleum Corp.	294,000	25,589,760
Valero Energy Corp.	473,658	25,151,240
Williams Companies, Inc. (The)	432,000	17,530,560
Total		145,261,630
TOTAL ENERGY		145,261,630
FINANCIALS 25.7%
Banks 14.9%
Bank of America Corp.	2,055,766	35,359,175
Citigroup, Inc.	625,000	29,750,000
JPMorgan Chase & Co.	580,000	35,211,800
Wells Fargo & Co.	635,000	31,584,900
Total		131,905,875
Capital Markets 3.6%
Morgan Stanley	1,020,400	31,805,868

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 7.2%
MetLife, Inc.	425,000	$22,440,000
Prudential Financial, Inc.	188,672	15,971,085
Unum Group	700,000	24,717,000
Total		63,128,085
TOTAL FINANCIALS		226,839,828
HEALTH CARE 7.8%
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	232,000	17,070,560
Health Care Providers & Services 3.0%
Humana, Inc.	235,000	26,489,200
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	490,000	25,455,500
TOTAL HEALTH CARE		69,015,260
INDUSTRIALS 11.2%
Aerospace & Defense 6.8%
General Dynamics Corp.	171,000	18,625,320
Honeywell International, Inc.	225,000	20,871,000
United Technologies Corp.	175,000	20,447,000
Total		59,943,320
Road & Rail 4.4%
CSX Corp.	750,000	21,727,500
Union Pacific Corp.	90,000	16,889,400
Total		38,616,900
TOTAL INDUSTRIALS		98,560,220
INFORMATION TECHNOLOGY 6.8%
Communications Equipment 3.6%
Juniper Networks, Inc. (a)	1,220,000	31,427,200
Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc.	1,400,000	28,588,000
TOTAL INFORMATION TECHNOLOGY		60,015,200
MATERIALS 5.8%
Chemicals 2.8%
EI du Pont de Nemours & Co.	370,000	24,827,000

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 3.0%
Freeport-McMoRan Copper & Gold, Inc.	800,000	$26,456,000
TOTAL MATERIALS		51,283,000
TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.9%
Verizon Communications, Inc.	720,000	34,250,400
TOTAL TELECOMMUNICATION SERVICES		34,250,400
UTILITIES 2.9%
Independent Power and Renewable Electricity Producers 2.9%
AES Corp. (The)	1,825,000	26,061,000
TOTAL UTILITIES		26,061,000
Total Common Stocks (Cost: $591,575,466)		$858,706,403

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	23,521,504	$23,521,504
Total Money Market Funds (Cost: $23,521,504)		$23,521,504
Total Investments
(Cost: $615,096,970)		$882,227,907(d)
Other Assets & Liabilities, Net		749,260
Net Assets		$882,977,167

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,385,432	45,330,140	(25,194,068)	23,521,504	3,414	23,521,504

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	60,199,650	—	—	60,199,650
Consumer Staples	87,220,215	—	—	87,220,215
Energy	145,261,630	—	—	145,261,630
Financials	226,839,828	—	—	226,839,828
Health Care	69,015,260	—	—	69,015,260
Industrials	98,560,220	—	—	98,560,220
Information Technology	60,015,200	—	—	60,015,200
Materials	51,283,000	—	—	51,283,000
Telecommunication Services	34,250,400	—	—	34,250,400
Utilities	26,061,000	—	—	26,061,000
Total Equity Securities	858,706,403	—	—	858,706,403
Mutual Funds
Money Market Funds	23,521,504	—	—	23,521,504
Total Mutual Funds	23,521,504	—	—	23,521,504
Total	882,227,907	—	—	882,227,907

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 16.5%
Auto Components 2.4%
American Axle & Manufacturing Holdings, Inc. (a)	245,000	$4,537,400
Diversified Consumer Services 2.3%
Sotheby’s	100,000	4,355,000
Hotels, Restaurants & Leisure 3.1%
Texas Roadhouse, Inc.	225,000	5,868,000
Household Durables 2.7%
Lennar Corp., Class A	130,000	5,150,600
Specialty Retail 2.6%
Chico’s FAS, Inc.	110,000	1,763,300
Vitamin Shoppe, Inc. (a)	65,000	3,088,800
Total		4,852,100
Textiles, Apparel & Luxury Goods 3.4%
Hanesbrands, Inc.	85,000	6,500,800
TOTAL CONSUMER DISCRETIONARY		31,263,900
CONSUMER STAPLES 5.9%
Food Products 3.5%
Dean Foods Co.	125,000	1,932,500
WhiteWave Foods Co. (The), Class A (a)	166,523	4,752,566
Total		6,685,066
Personal Products 2.4%
Herbalife Ltd.	80,000	4,581,600
TOTAL CONSUMER STAPLES		11,266,666
ENERGY 9.1%
Energy Equipment & Services 7.1%
Exterran Holdings, Inc.	130,400	5,721,952
Superior Energy Services, Inc.	118,700	3,651,212
Tetra Technologies, Inc. (a)	310,000	3,968,000
Total		13,341,164
Oil, Gas & Consumable Fuels 2.0%
Oasis Petroleum, Inc. (a)	92,000	3,839,160
TOTAL ENERGY		17,180,324

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 15.6%
Insurance 12.3%
Aspen Insurance Holdings Ltd.	105,000	$4,168,500
Endurance Specialty Holdings Ltd.	80,000	4,306,400
Hanover Insurance Group, Inc. (The)	90,000	5,529,600
Lincoln National Corp.	135,000	6,840,450
Meadowbrook Insurance Group, Inc.	420,000	2,448,600
Total		23,293,550
Real Estate Investment Trusts (REITs) 1.5%
Gaming and Leisure Properties, Inc.	78,587	2,865,282
Thrifts & Mortgage Finance 1.8%
Ladder Capital Corp., Class A (a)	183,244	3,459,647
TOTAL FINANCIALS		29,618,479
HEALTH CARE 11.9%
Health Care Equipment & Supplies 3.1%
Analogic Corp.	35,000	2,873,850
Sirona Dental Systems, Inc. (a)	40,000	2,986,800
Total		5,860,650
Health Care Providers & Services 2.7%
WellCare Health Plans, Inc. (a)	81,000	5,145,120
Life Sciences Tools & Services 1.2%
Bruker Corp. (a)	100,070	2,280,595
Pharmaceuticals 4.9%
Impax Laboratories, Inc. (a)	180,164	4,759,933
Salix Pharmaceuticals Ltd. (a)	44,500	4,610,645
Total		9,370,578
TOTAL HEALTH CARE		22,656,943
INDUSTRIALS 20.5%
Aerospace & Defense 1.8%
Cubic Corp.	65,000	3,319,550
Airlines 4.5%
United Continental Holdings, Inc. (a)	190,000	8,479,700
Commercial Services & Supplies 3.1%
Waste Connections, Inc.	135,000	5,921,100

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 2.9%
EnerSys, Inc.	80,000	$5,543,200
Machinery 4.7%
Mueller Industries, Inc.	185,000	5,548,150
Wabash National Corp. (a)	240,000	3,302,400
Total		8,850,550
Road & Rail 3.5%
Swift Transportation Co. (a)	270,000	6,682,500
TOTAL INDUSTRIALS		38,796,600
INFORMATION TECHNOLOGY 11.8%
Communications Equipment 3.8%
Calix, Inc. (a)	281,240	2,370,853
JDS Uniphase Corp. (a)	143,033	2,002,462
NETGEAR, Inc. (a)	85,000	2,867,050
Total		7,240,365
Electronic Equipment, Instruments & Components 2.9%
Belden, Inc.	80,500	5,602,800
IT Services 1.6%
CACI International, Inc., Class A (a)	40,000	2,952,000
Semiconductors & Semiconductor Equipment 1.5%
ON Semiconductor Corp. (a)	300,000	2,820,000

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 2.0%
BroadSoft, Inc. (a)	140,000	$3,742,200
TOTAL INFORMATION TECHNOLOGY		22,357,365
MATERIALS 4.5%
Chemicals 2.9%
Minerals Technologies, Inc.	84,000	5,423,040
Containers & Packaging 1.6%
Owens-Illinois, Inc. (a)	90,000	3,044,700
TOTAL MATERIALS		8,467,740
TELECOMMUNICATION SERVICES 3.3%
Wireless Telecommunication Services 3.3%
Telephone & Data Systems, Inc.	240,000	6,290,400
TOTAL TELECOMMUNICATION SERVICES		6,290,400
Total Common Stocks (Cost: $102,588,713)		$187,898,417

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	1,550,363	$1,550,363
Total Money Market Funds (Cost: $1,550,363)		$1,550,363
Total Investments
(Cost: $104,139,076)		$189,448,780(d)
Other Assets & Liabilities, Net		178,568
Net Assets		$189,627,348

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	612,985	9,806,247	(8,868,869)	1,550,363	222	1,550,363

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	31,263,900	—	—	31,263,900
Consumer Staples	11,266,666	—	—	11,266,666
Energy	17,180,324	—	—	17,180,324
Financials	29,618,479	—	—	29,618,479
Health Care	22,656,943	—	—	22,656,943
Industrials	38,796,600	—	—	38,796,600
Information Technology	22,357,365	—	—	22,357,365
Materials	8,467,740	—	—	8,467,740
Telecommunication Services	6,290,400	—	—	6,290,400
Total Equity Securities	187,898,417	—	—	187,898,417
Mutual Funds
Money Market Funds	1,550,363	—	—	1,550,363
Total Mutual Funds	1,550,363	—	—	1,550,363
Total	189,448,780	—	—	189,448,780

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
CONSUMER DISCRETIONARY 1.0%
Media 0.6%
CBS Corp., Class B Non Voting	4,400	$271,920
Twenty-First Century Fox, Inc., Class A	12,500	399,625
Total		671,545
Specialty Retail 0.4%
GameStop Corp., Class A	10,000	411,000
TOTAL CONSUMER DISCRETIONARY		1,082,545
HEALTH CARE 0.3%
Health Care Technology 0.3%
Veeva Systems Inc., Class A (a)	10,700	285,690
TOTAL HEALTH CARE		285,690
INDUSTRIALS 1.1%
Commercial Services & Supplies 0.4%
MiX Telematics Ltd., ADR (a)	46,544	501,744
Electrical Equipment 0.7%
Nidec Corp.	11,800	723,547
TOTAL INDUSTRIALS		1,225,291
INFORMATION TECHNOLOGY 94.4%
Communications Equipment 4.6%
Cisco Systems, Inc.	72,700	1,629,207
Finisar Corp. (a)	10,700	283,657
QUALCOMM, Inc.	39,988	3,153,454
Total		5,066,318
Electronic Equipment, Instruments & Components 3.3%
Anritsu Corp.	27,200	312,151
Arrow Electronics, Inc. (a)	10,000	593,600
Audience, Inc. (a)	48,745	609,312
Avnet, Inc.	13,000	604,890
FLIR Systems, Inc.	17,500	630,000
Japan Display, Inc. (a)	126,200	881,560
Total		3,631,513
Internet Software & Services 6.2%
Amber Road, Inc. (a)	40,680	626,472
Baidu, Inc., ADR (a)	1,700	259,046
Google, Inc., Class A (a)	4,800	5,349,648
Trulia, Inc. (a)	15,900	527,880
Total		6,763,046

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.8%
Computer Sciences Corp.	8,700	$529,134
Tech Mahindra Ltd.	25,600	770,558
Visa, Inc., Class A	4,700	1,014,542
WNS Holdings Ltd., ADR (a)	40,351	726,318
Total		3,040,552
Semiconductors & Semiconductor Equipment 38.1%
Advanced Micro Devices, Inc. (a)	149,063	597,743
ASM International NV	31,000	1,244,272
Avago Technologies Ltd.	34,544	2,224,979
Broadcom Corp., Class A	114,700	3,610,756
KLA-Tencor Corp.	23,700	1,638,618
Lam Research Corp. (a)	132,300	7,276,500
Lattice Semiconductor Corp. (a)	70,475	552,524
Marvell Technology Group Ltd.	147,082	2,316,542
Mattson Technology, Inc. (a)	40,576	94,136
Maxim Integrated Products, Inc.	42,800	1,417,536
Microsemi Corp. (a)	86,400	2,162,592
Montage Technology Group Ltd. (a)	52,124	1,043,523
NXP Semiconductor NV (a)	5,600	329,336
Samsung Electronics Co., Ltd.	700	884,921
Skyworks Solutions, Inc. (a)	88,141	3,307,050
Spansion, Inc., Class A (a)	52,100	907,582
Synaptics, Inc. (a)	60,900	3,655,218
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	81,800	1,637,636
Teradyne, Inc. (a)	235,500	4,684,095
Tower Semiconductor Ltd. (a)	63,500	580,390
TriQuint Semiconductor, Inc. (a)	103,600	1,387,204
Total		41,553,153
Software 26.5%
Application Software 14.4%
BroadSoft, Inc. (a)	19,400	518,562
Citrix Systems, Inc. (a)	40,600	2,331,658
Informatica Corp. (a)	9,400	355,132
King Digital Entertainment P (a)	27,438	499,097
Nuance Communications, Inc. (a)	123,800	2,125,646
PTC, Inc. (a)	5,253	186,114
Salesforce.com, Inc. (a)	21,505	1,227,720
SolarWinds, Inc. (a)	16,900	720,447
Synopsys, Inc. (a)	197,741	7,595,232
TIBCO Software, Inc. (a)	7,600	154,432
Total		15,714,040

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Home Entertainment Software 1.2%
Activision Blizzard, Inc.	64,300	$1,314,292
Systems Software 10.9%
AVG Technologies NV (a)	53,100	1,112,976
Check Point Software Technologies Ltd. (a)	103,612	7,007,280
CommVault Systems, Inc. (a)	7,603	493,815
Microsoft Corp.	22,900	938,671
Oracle Corp.	14,400	589,104
VMware, Inc., Class A (a)	15,900	1,717,518
Total		11,859,364
TOTAL SOFTWARE		28,887,696
Technology Hardware, Storage & Peripherals 12.9%
Apple, Inc.	10,200	5,474,748
Electronics for Imaging, Inc. (a)	44,242	1,916,121

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
EMC Corp.	138,900	$3,807,249
NetApp, Inc.	61,184	2,257,690
Seagate Technology PLC	11,000	617,760
Total		14,073,568
TOTAL INFORMATION TECHNOLOGY		103,015,846
Total Common Stocks (Cost: $87,984,421)		$105,609,372

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	3,837,212	$3,837,212
Total Money Market Funds (Cost: $3,837,212)		$3,837,212
Total Investments (Cost: $91,821,633) (d)		$109,446,584(e)
Other Assets & Liabilities, Net		(294,210)
Net Assets		$109,152,374

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,962,604	12,234,422	(14,359,814)	3,837,212	965	3,837,212

(d)                                     At March 31, 2014, the cost of securities for federal income tax purposes was approximately $91,822,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,872,000
Unrealized Depreciation	(2,247,000)
Net Unrealized Appreciation	$17,625,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,082,545	—	—	1,082,545
Health Care	285,690	—	—	285,690
Industrials	501,744	723,547	—	1,225,291
Information Technology	98,922,383	4,093,463	—	103,015,846
Total Equity Securities	100,792,362	4,817,010	—	105,609,372
Mutual Funds
Money Market Funds	3,837,212	—	—	3,837,212
Total Mutual Funds	3,837,212	—	—	3,837,212
Total	104,629,574	4,817,010	—	109,446,584

See the Portfolio of Investments for all investment classifications not indicated in the table

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – U.S. Government Mortgage Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 77.1%
Federal Home Loan Mortgage Corp. (a)
11/01/42	3.000%	$23,954,031	$23,138,543
06/01/21- 02/01/43	3.500%	92,222,768	92,684,828
03/01/41- 07/01/42	4.000%	28,440,657	29,524,636
07/01/39- 08/01/41	4.500%	20,729,018	22,237,562
11/01/17- 10/01/40	5.000%	30,775,803	33,560,179
08/01/17- 09/01/19	5.500%	307,631	333,304
03/01/18- 09/01/37	6.000%	293,246	317,646
04/01/17	6.500%	147,206	155,465
06/01/16	7.000%	853	878
Federal Home Loan Mortgage Corp. (a)(b)
01/01/37	2.240%	288,871	306,752
09/01/37	2.633%	317,681	338,351
CMO Series 4057 Class FN
12/15/41	0.505%	19,967,295	19,887,007
CMO Series 4119 Class SP
10/15/42	2.483%	3,933,995	2,741,754
Federal Home Loan Mortgage Corp. (a)(b)(c)
CMO IO STRIPS Series 277 Class S6
09/15/42	5.895%	22,856,469	4,859,025
CMO IO STRIPS Series 280 Class S1
09/15/42	5.845%	27,957,171	6,447,680
CMO IO STRIPS Series 281 Class S1
10/15/42	5.845%	16,519,742	3,494,885
CMO IO Series 318 Class S1
11/15/43	5.795%	23,394,777	5,255,304
CMO IO Series 3453 Class W
12/15/32	7.246%	1,325,061	260,608
CMO IO Series 3630 Class AI
03/15/17	1.931%	1,442,602	39,286
CMO IO Series 4066 Class SC
12/15/38	6.495%	24,045,715	5,099,906
CMO IO Series 4068 Class GI
09/15/36	2.042%	18,245,407	1,185,986
CMO IO Series 4083 Class CS
12/15/38	6.495%	14,763,878	3,406,263
CMO IO Series 4094 Class SY
08/15/42	5.925%	14,024,189	3,157,510
Federal Home Loan Mortgage Corp. (a)(b)(c)(d)(e)
CMO IO Series 276 Class S5
09/15/42	5.845%	—	—
CMO IO Series 4091 Class SH
08/15/42	6.395%	—	—
CMO IO Series 4093 Class SD
01/15/38	6.545%	—	—
Federal Home Loan Mortgage Corp. (a)(c)
CMO IO Series 2639 Class UI
03/15/22	5.000%	68,665	960
CMO IO Series 266 Class IO
07/15/42	4.000%	13,012,646	3,903,828
CMO IO Series 267 Class IO
08/15/42	4.000%	11,403,241	3,297,273

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 304 Class C69
12/15/42	4.000%	$16,866,058	$3,907,233
CMO IO Series 4098 Class AI
05/15/39	3.500%	16,920,925	3,074,964
CMO IO Series 4120 Class AI
11/15/39	3.500%	9,413,144	1,454,041
CMO IO Series 4121 Class IA
01/15/41	3.500%	8,609,340	1,892,920
CMO IO Series 4139 Class CI
05/15/42	3.500%	5,401,229	975,975
CMO IO Series 4147 Class CI
01/15/41	3.500%	19,395,869	3,796,317
CMO IO Series 4148 Class BI
02/15/41	4.000%	7,147,602	1,426,193
Federal National Mortgage Association (a)
03/01/27- 03/01/28	2.500%	44,435,528	44,500,492
05/01/27- 11/01/42	3.000%	87,445,227	88,537,464
03/01/27- 07/01/43	3.500%	114,461,731	116,105,507
11/01/41- 11/01/43	4.000%	172,504,951	179,737,981
07/01/39- 10/01/41	4.500%	91,230,527	97,775,134
07/01/15- 12/01/37	5.000%	39,766,459	43,620,329
11/01/16- 11/01/37	5.500%	26,477,172	29,079,736
01/01/17- 04/01/33	6.000%	751,709	796,600
03/01/15- 06/01/17	7.000%	35,234	37,196
CMO Series 1988-4 Class Z
03/25/18	9.250%	6,544	7,143
Federal National Mortgage Association (a)(b)
02/01/33	1.757%	129,235	134,846
07/01/33	1.787%	4,516	4,710
12/01/33	2.171%	20,879	22,040
06/01/34	2.457%	286,737	306,270
07/01/36	2.657%	116,573	124,356
CMO Series 2003-W11 Class A1
06/25/33	3.291%	4,029	3,981
Federal National Mortgage Association (a)(b)(c)
CMO IO Series 2003-117 Class KS
08/25/33	6.946%	3,910,216	391,703
CMO IO Series 2006-115 Class EI
12/25/36	6.486%	11,335,320	1,661,656
CMO IO Series 2006-5 Class N1
08/25/34	2.058%	13,634,680	691,760
CMO IO Series 2006-5 Class N2
02/25/35	2.045%	15,142,482	1,012,975
CMO IO Series 2012-80 Class DS
06/25/39	6.496%	6,596,415	1,613,638
CMO IO Series 2012-87 Class BS
03/25/39	5.896%	25,507,859	5,141,129
CMO IO Series 2012-97 Class SB
09/25/42	5.846%	10,055,756	2,089,204

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2012-99 Class QS
09/25/42	6.446%	$13,503,120	$3,447,854
CMO IO Series 2012-99 Class SL
09/25/42	6.466%	21,968,447	4,787,972
CMO IO Series 2013-124 Class SB
12/25/43	5.796%	12,876,488	2,877,795
CMO IO Series 2013-13 Class SA
03/25/43	5.996%	17,141,609	4,065,688
Federal National Mortgage Association (a)(b)(c)(d)(e)
CMO IO Series 2012-51 Class SA
05/25/42	6.346%	—	—
CMO IO Series 2012-87 Class SQ
08/25/42	6.146%	—	—
Federal National Mortgage Association (a)(c)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	12,674,412	2,979,477
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	29,513,681	5,055,726
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	18,822,485	3,213,998
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	13,695,534	2,697,815
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	5,784,032	1,015,597
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	22,665,837	4,144,464
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	4,849,301	896,847
CMO IO Series 2012-40 Class IP
09/25/40	4.000%	25,640,200	4,016,540
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	12,491,703	1,947,803
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	5,010,085	1,170,092
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	16,502,947	3,257,248
CMO IO Series 2013-10 Class AI
11/25/41	3.500%	21,607,257	3,615,672
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	13,460,248	2,818,032
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	15,661,922	2,894,268
Federal National Mortgage Association (a)(f)
04/16/29- 04/10/44	3.000%	85,750,000	84,343,942
04/16/29- 04/10/44	3.500%	119,250,000	122,709,922
04/10/44	4.000%	66,000,000	68,598,750
04/10/44	4.500%	112,000,000	119,472,506
04/10/44	5.000%	25,000,000	27,263,673
Federal National Mortgage Association (a)(g)
05/01/39	4.500%	10,619,506	11,472,965
Government National Mortgage Association (a)
07/15/40- 07/20/41	4.500%	43,650,054	47,203,795
08/20/40	5.000%	16,378,498	17,945,846
09/15/14- 11/20/41	6.000%	20,198,573	22,869,688

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
03/15/18	7.000%	$199,737	$212,232
Government National Mortgage Association (a)(b)(c)(d)(e)
CMO IO Series 2012-148 Class SA
12/20/42	6.493%	—	—
Government National Mortgage Association (a)(c)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	8,482,840	1,635,953
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	11,804,162	1,615,239
Government National Mortgage Association (a)(c)(d)(e)
CMO IO Series 2012-41 Class IP
08/20/41	4.000%	—	—
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	—	—

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,500,364,313)			$1,475,806,311

Residential Mortgage-Backed Securities - Non-Agency 17.7%
ASG Resecuritization Trust (a)(b)(h)
CMO Series 2013-2 Class 1A60
12/28/35	2.488%	4,262,889	4,224,934
CMO Series 2013-2 Class 2A70
11/28/35	2.486%	3,059,936	2,990,692
American Mortgage Trust Series 2093-3 Class 3A (a)(b)(i)(j)
07/27/23	8.188%	1,004	609
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (a)(h)
05/25/47	4.000%	10,395,223	10,638,887
BCAP LLC Trust (a)(b)(h)
03/26/37	2.141%	8,515,881	8,533,024
07/26/37	2.255%	9,580,140	9,321,447
CMO Series 2010-RR12 Class 3A7
08/26/37	4.087%	4,085,000	4,221,872
CMO Series 2010-RR13 Class 1A1
06/27/37	4.303%	8,139,297	7,966,551
CMO Series 2012-RR11 Class 3A2
04/26/36	4.000%	8,997,875	9,125,384
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	7,800,919	7,975,964
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	7,143,413	7,259,665
CMO Series 2012-RR12 Class 3A2
06/26/37	4.000%	10,936,773	10,884,625
CMO Series 2013-RR3 Class 6A5
03/26/36	2.471%	9,004,778	8,837,919
CMO Series 2013-RR4 Class 2A1
05/26/47	2.976%	8,260,765	8,335,649
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	3,781,964	3,763,058
Series 2012-RR10 Class 2A1
09/26/36	2.613%	5,467,623	5,539,703
Series 2013-RR1 Class 10A1
10/26/36	3.000%	6,649,978	6,694,081

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Baron Capital Enterprises, Inc. (a)(b)(h)
07/26/36	2.609%	$3,946,922	$3,982,713
Bayview Opportunity Master Fund Trust IIB LP (a)(b)(h)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	1,845,567	1,836,523
Series 2012-5NPL Class A
10/28/32	2.981%	1,853,430	1,858,471
CSMC Trust (a)(b)(h)
Series 2014-2R Class 17A1
04/27/37	2.500%	2,469,633	2,465,926
CSMC Trust (a)(b)(h)
CMO Series 2013-7R Class 3A1
02/26/35	3.183%	7,114,300	6,945,114
Citigroup Mortgage Loan Trust, Inc. (a)(b)(h)
CMO Series 2010-7 Class 3A4
12/25/35	6.253%	300,000	299,596
CMO Series 2012-7 Class 12A1
03/25/36	2.614%	6,139,689	6,232,171
CMO Series 2013-2 Class 1A1
11/25/37	5.962%	4,513,438	4,659,100
CMO Series 2013-5 Class 3A1
08/25/37	2.722%	7,255,392	7,350,518
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	4,121,054	4,019,900
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	6,760,974	6,769,425
CMO Series 2014-A Class B2
01/25/35	5.439%	3,420,389	3,540,277
Citigroup Mortgage Loan Trust, Inc. (a)(h)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	4,933,512	5,021,441
CMO Series 2013-6 Class 3A1
12/25/35	3.000%	10,982,866	10,676,151
Comfed Savings Bank CMO Series 1987-1 Class A (a)(b)(i)
01/25/18	4.299%	2,306	2,366
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2012-6R Class 1A1
11/26/37	5.962%	3,179,239	3,210,448
Credit Suisse Mortgage Capital Certificates (a)(b)(h)
04/27/37	5.665%	3,503,923	3,645,467
Credit Suisse Mortgage Capital Certificates (a)(b)(h)
CMO Series 2011-7R Class A1
08/28/47	1.405%	3,746,284	3,741,461
CMO Series 2012-4R Class 3A1
11/27/37	2.738%	6,714,903	6,702,455
CMO Series 2013-8R Class 3A1
03/27/36	0.306%	9,330,321	8,779,399
Credit Suisse Mortgage Capital Certificates (a)(h)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	6,685,000	6,721,714
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	8,722,000	8,865,128
GCAT Series 2013-RP1 Class A1 (a)(b)(h)
06/25/18	3.500%	14,160,971	14,169,635

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
GS Mortgage Securities Corp.
CMO Series 2013-1R Class A (a)(b)(h)
11/26/36	0.314%	$4,642,042	$4,246,260
Morgan Stanley Re-Remic Trust (a)(b)(f)(h)
CMO Series 2012-R3 Class 1A
11/26/36	2.057%	285,210	287,885
Morgan Stanley Re-Remic Trust (a)(b)(h)
Series 2013-R8 Class 1B
09/26/36	2.611%	8,157,742	7,207,120
NRPL Trust Series 2013-1A Class A (a)(b)(h)
08/25/57	4.000%	10,377,087	10,325,202
Nomura Resecuritization Trust
CMO Series 2012-2R Class 3A1 (a)(b)(h)
05/26/36	2.184%	3,569,488	3,502,241
PennyMac Loan Trust Series 2012-NPL1 Class A (a)(b)(h)
05/28/52	3.422%	1,187,630	1,184,072
RBSSP Resecuritization Trust (a)(b)(h)
CMO Series 2012-1 Class 5A2
12/27/35	5.253%	4,100,000	3,954,587
CMO Series 2012-6 Class 3A1
04/26/36	0.324%	5,877,986	5,712,033
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(h)
08/26/52	2.734%	1,478,475	1,486,038
Shellpoint Asset Funding Trust CMO Series 2013-1 Class A1 (a)(b)(h)
07/25/43	3.750%	22,251,437	21,588,055
Springleaf Mortgage Loan Trust (a)(b)(h)
CMO Series 2012-1A Class A
09/25/57	2.667%	1,037,048	1,058,011
Series 2013-2A Class M4
12/25/65	5.000%	8,512,000	8,655,359
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (a)(b)(h)
03/25/34	3.466%	5,500,000	5,518,865
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1 (a)(b)(h)
11/25/53	3.960%	5,381,229	5,413,520
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-S Class A1 (a)(b)
09/25/34	2.618%	21,017,620	21,524,796

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $337,022,776)			$339,473,507

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 14.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K714 Class A2 (a)(b)
10/25/20	3.034%	$14,900,000	$15,369,609
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates (a)
Series K037 Class A2
01/25/24	3.490%	18,000,000	18,351,324
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates (a)(b)
Series K036 Class A2
10/25/23	3.527%	12,420,000	12,690,923
Federal Home Loan Mortgage Corp. (a)(b)
Multifamily Structured Pass-Through Certificates
Series K001 Class A2
04/25/16	5.651%	1,054,712	1,137,243
Series K029 Class A2
02/25/23	3.320%	6,590,000	6,680,909
Series K030 Class A2
04/25/23	3.250%	17,800,000	17,938,270
Series K031 Class A2
04/25/23	3.300%	3,058,000	3,088,631
Series K032 Class A2
05/15/23	3.310%	63,400,000	64,079,084
Series K035 Class A2
08/25/23	3.458%	25,000,000	25,484,675
Federal National Mortgage Association (a)
04/01/23	2.504%	44,310,787	42,761,878
03/01/23	2.420%	23,256,096	22,283,459
07/01/23	2.850%	17,799,270	17,536,079
05/01/24	5.030%	438,229	476,293
10/01/19	4.430%	1,349,863	1,474,463
10/01/19	4.420%	549,669	600,156
01/01/20	4.570%	141,364	155,398
01/01/20	4.600%	236,092	259,813
Series 2010-M4 Class A1
06/25/20	2.520%	1,076,416	1,096,539
Federal National Mortgage Association (a)(b)
Series 2013-M14 Class A2
10/25/23	3.329%	9,000,000	9,053,469
Government National Mortgage Association (a)
Series 2009-71 Class A
04/16/38	3.304%	144,649	145,067
Series 2010-159 Class A
01/16/33	2.159%	1,390,422	1,395,917
Series 2010-49 Class A
03/16/51	2.870%	305,753	305,383
Series 2011-109 Class A
07/16/32	2.450%	4,758,712	4,791,754
Series 2011-53 Class A
12/16/34	2.360%	3,254,120	3,273,479
Series 2012-1 Class AB
09/16/33	1.999%	3,615,656	3,636,325
Series 2012-2 Class A
06/16/31	1.862%	3,651,345	3,694,358

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2012-55 Class A
08/16/33	1.704%	$4,787,722	$4,779,412

Total Commercial Mortgage-Backed Securities - Agency (Cost: $277,135,398)			$282,539,910

Commercial Mortgage-Backed Securities - Non-Agency 5.0%
Aventura Mall Trust Series 2013-AVM Class E (a)(b)(h)
12/05/32	3.743%	7,600,000	7,062,634
BAMLL Re-Remic Trust CMO PO Series 2014-FRR4 Class AK23 (a)(h)(k)
08/27/22	0.000%	6,037,000	3,450,759
Banc of America Re-Remic Trust Series 2013-DSNY Class F (a)(b)(h)
09/15/26	3.655%	7,015,000	7,009,774
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (a)(b)
02/13/42	4.933%	157,635	162,052
Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5 (a)
10/15/41	4.733%	103,376	104,467
Commercial Mortgage Pass-Through Certificates Series 2013-RIA4 Class A2 (a)(b)(h)
11/27/28	6.000%	4,872,706	4,761,998
FREMF Mortgage Trust Series 2011-K704 Class B (a)(b)(h)
10/25/30	4.533%	7,500,000	7,899,787
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 (a)(b)
08/10/38	5.396%	3,314,155	3,320,073
GS Mortgage Securities Trust Series 2007-GG10 Class AM (a)(b)
08/10/45	5.819%	15,000,000	15,488,460
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A4 (a)(h)
02/15/46	4.717%	175,000	192,319
Motel 6 Trust Series 2012-MTL6 Class A1 (a)(h)
10/05/25	1.500%	6,645,573	6,615,664
ORES NPL LLC (a)(h)
Series 2013-LV2 Class A
09/25/25	3.081%	7,803,097	7,803,315
Series 2014-LV3 Class A
04/25/26	3.000%	10,500,000	10,500,000
Series 2014-LV3 Class B
04/25/26	6.000%	5,400,000	5,386,500
RIAL (a)(h)
06/20/28	2.500%	2,074,969	2,074,969

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Rialto Real Estate Fund Series 2013-LT2 Class A (a)(h)
05/22/28	2.833%	$7,333,456	$7,320,666
SMA 1 LLC Series 2012-LV1 Class A (a)(h)
08/20/25	3.500%	2,786,134	2,787,747
VFC LLC Series 2013-1 Class A (a)(h)
03/20/26	3.130%	3,947,375	3,990,674
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 (a)(b)
10/15/44	5.240%	29,548	31,095

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $95,918,829)			$95,962,953

Asset-Backed Securities - Agency —%
Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	49,818	53,964

Total Asset-Backed Securities - Agency (Cost: $49,819)			$53,964

Asset-Backed Securities - Non-Agency 4.6%
ARES CLO Ltd. Series 2014-1A Class B (b)(f)(h)
04/17/26	3.034%	3,750,000	3,696,188
Access Group, Inc. Series 2007A Class A2 (b)
08/25/26	0.365%	1,439,377	1,427,400
American Credit Acceptance Receivables Trust (h)
Series 2012-2 Class A
07/15/16	1.890%	1,319,821	1,324,532
Series 2012-3 Class A
11/15/16	1.640%	2,383,743	2,394,387
Apidos CDO Series 2014-17A Class A2A (b)(f)(h)(j)
04/17/26	2.284%	7,500,000	7,454,250
Carlyle Global Market Strategies Series 2013-1A Class B (b)(h)(j)
02/14/25	3.336%	3,600,000	3,603,082
Credit Suisse Mortgage Capital Certificates CMO Series 2013-SC1 Class 1A2 (b)(h)
04/04/21	4.873%	26,000,000	25,610,000
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (b)
01/25/36	0.494%	2,038,563	2,013,405

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
First Investors Auto Owner Trust Series 2011-2A Class A2 (h)
08/15/17	2.600%	$383,750	$384,241
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B (b)(h)
04/25/25	1.989%	9,000,000	8,827,002
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (b)(h)
07/06/38	2.654%	5,427,443	5,427,443
Nomad CLO Ltd. Series 2013-1A Class B (b)(h)
01/15/25	3.189%	6,000,000	5,929,416
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (b)(h)
04/20/25	1.887%	5,000,000	4,890,210
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (b)
07/01/21	0.733%	787,271	788,020
RAAC Series Series 2006-RP2 Class A (b)(h)
02/25/37	0.404%	2,880,331	2,786,579
SLM Student Loan Trust Series 2012-A Class A1 (b)(h)
08/15/25	1.555%	1,299,007	1,313,369
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	1,400,000	1,408,399
Sierra Receivables Funding Co. LLC Series 2010-2A Class A (h)
11/20/25	3.840%	782,690	785,619
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1 (b)
06/25/36	0.604%	1,029,685	1,024,938
SpringCastle America Funding LLC Series 2013-1A Class A (h)
04/03/21	3.750%	6,529,622	6,597,965

Total Asset-Backed Securities - Non-Agency (Cost: $87,295,902)			$87,686,445

U.S. Government & Agency Obligations —%
Government National Mortgage Association (d)(e)
04/20/28	2.500%	—	—

Total U.S. Government & Agency Obligations (Cost: $—)			$—

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls 0.1%
Call - OTC 5-Year Interest Rate Swap
	104,600,000	3.50	04/10/14	$721,740

Total Options Purchased Calls (Cost: $721,740)				$721,740

Options Purchased Puts 0.6%
Put - OTC 3-Year Interest Rate Swap (l)
	295,000,000	1.75	02/13/18	2,663,998
	300,000,000	2.25	11/04/18	4,690,020
Put - OTC 5-Year Interest Rate Swap (l)
	256,000,000	1.85	06/04/19	1,057,664
	100,000,000	4.00	08/21/22	2,598,640

Total Options Purchased Puts (Cost: $9,985,475)				$11,010,322

Issue Description	Effective Yield	Principal Amount	Value

Repurchase Agreements 0.5%
Tri-Party TD Securities LLC dated 03/31/2014, matures 04/01/2014 repurchase price $10,000,017 (collateralized by U.S. Treasury Note Total Market Value $10,200,075)
04/01/14	0.060%	10,000,000	$10,000,000

Total Repurchase Agreements (Cost: $10,000,000)			$10,000,000

		Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.094% (m)(n)		48,079,509	48,079,509

Total Money Market Funds (Cost: $48,079,509)			$48,079,509

Total Investments (Cost: $2,366,573,761) (o)			$2,351,334,661(p)
Other Assets & Liabilities, Net			(437,446,979)
Net Assets			$1,913,887,682

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $4,176,159 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	2,660	USD	584,036,250	06/2014	—	(278,490)
US 5YR NOTE	(349)	USD	(41,514,642)	06/2014	322,800	—
US 10YR NOTE	(1,219)	USD	(150,546,500)	06/2014	959,046	—
Total					1,281,846	(278,490)

Open Options Contracts Written at March 31, 2014

Issuer	Puts/Calls	Notional Amount	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Put - OTC 10-Year Interest Rate Swap (q)	Put	526,000,000	3.10	1,315,000	04/2014	559,506
Put - OTC 10-Year Interest Rate Swap (q)	Put	261,750,000	3.00	536,588	04/2014	665,787
Call - OTC 30-Year Interest Rate Swap (q)	Call	156,000,000	3.65	1,883,700	04/2014	3,603,741
Call - OTC 5-Year Interest Rate Swap (q)	Call	261,750,000	1.65	883,406	04/2014	159,563
Call - OTC 30-Year Interest Rate Swap (q)	Call	131,250,000	3.60	656,250	04/2014	2,037,039
Total						7,025,636

Notes to Portfolio of Investments

(a)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)	Variable rate security.
(c)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(d)	Represents fractional shares.
(e)	Negligible market value.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $472,616,377 or 24.69% of net assets.

(i)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $2,975, representing less than 0.01% of net assets. Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost($)
American Mortgage Trust
Series 2093-3 Class 3A
8.188% 07/27/23	04-27-95	966
Comfed Savings Bank
CMO Series 1987-1 Class A
4.299% 01/25/18	05-07-07	2,259

(j)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $7,454,859, which represents 0.39% of net assets.

(k)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Purchased swaption contracts outstanding at March 31, 2014:

At March 31, 2014, cash totaling $3,840,000 was received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	August 21, 2022	100,000,000	2,202,500	2,598,640
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	November 4, 2018	300,000,000	2,847,000	4,690,020
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	1.850	June 4, 2019	256,000,000	2,745,600	1,057,664
Put - OTC 3-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	1.750	February 13, 2018	295,000,000	2,190,375	2,663,998
Total							9,985,475	11,010,322

(m)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,506,258	203,037,606	(193,464,355)	48,079,509	12,731	48,079,509

(o)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $2,366,574,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation

$

19,957,000

Unrealized Depreciation	(35,196,000)
Net Unrealized Depreciation	$(15,239,000)

(p)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(q)	Written swaption contracts outstanding at March 31, 2014:

At March 31, 2014 cash totaling $1,360,000 was pledged as collateral to cover written swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Put - OTC 10-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Pay	3.100	4/30/2024	(526,000,000)	(1,315,000)	(559,506)
Put - OTC 10-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Pay	3.000	4/30/2024	(261,750,000)	(536,588)	(665,787)
Call - OTC 30-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	3.650	4/16/2044	(156,000,000)	(1,883,700)	(3,603,741)
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	1.650	5/1/2019	(261,750,000)	(883,406)	(159,563)
Call - OTC 30-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	3.600	4/14/2044	(131,250,000)	(656,250)	(2,037,039)
Total							(5,274,944)	(7,025,636)

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	1,475,806,311	—	1,475,806,311
Residential Mortgage-Backed Securities - Non-Agency	—	296,888,990	42,584,517	339,473,507
Commercial Mortgage-Backed Securities - Agency	—	282,539,910	—	282,539,910
Commercial Mortgage-Backed Securities - Non-Agency	—	74,550,725	21,412,228	95,962,953
Asset-Backed Securities - Agency	—	53,964	—	53,964
Asset-Backed Securities - Non-Agency	—	45,498,564	42,187,881	87,686,445
Total Bonds	—	2,175,338,464	106,184,626	2,281,523,090
Short-Term Securities
Repurchase Agreements	—	10,000,000	—	10,000,000
Total Short-Term Securities	—	10,000,000	—	10,000,000
Other
Options Purchased Puts	—	11,010,322	—	11,010,322
Options Purchased Calls	—	721,740	—	721,740
Total Other	—	11,732,062	—	11,732,062
Mutual Funds
Money Market Funds	48,079,509	—	—	48,079,509
Total Mutual Funds	48,079,509	—	—	48,079,509
Investments in Securities	48,079,509	2,197,070,526	106,184,626	2,351,334,661
Derivatives
Assets
Futures Contracts	1,281,846	—	—	1,281,846
Liabilities
Futures Contracts	(278,490)	—	—	(278,490)
Options Contracts Written	—	7,025,636	—	7,025,636
Total	49,082,865	2,204,096,162	106,184,626	2,359,363,653

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities - Agency ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2013	2,977,635	45,714,288	2,451,520	32,270,203	83,413,646
Accrued discounts/premiums	—	(3,439)	4,414	8,550	9,525
Realized gain (loss)	—	19,021	—	40,244	59,265
Change in unrealized appreciation (depreciation)(a)	—	9,899	33,379	65,561	108,839
Sales	—	(10,905,812)	(376,551)	(1,347,114)	(12,629,477)
Purchases	—	12,356,560	19,299,466	11,150,437	42,806,463
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(2,977,635)	(4,606,000)	—	—	(7,583,635)
Balance as of March 31, 2014	—	42,584,517	21,412,228	42,187,881	106,184,626

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2014 was $108,839,  Residential Mortgage-Backed Securities - Agency of $0, Residential Mortgage-Backed Securities - Non-Agency of $9,899, Commercial Mortgage-Backed Securities - Non-Agency of $33,379 and Asset-Backed Securities - Non-Agency of $65,561.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential backed mortgage securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Aggressive Portfolio

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 79.7%
Global Real Estate 1.0%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	2,874,496	$34,695,173
International 19.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	4,787,607	75,931,444
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	4,811,243	67,790,415
Variable Portfolio – DFA International Value Fund, Class 1 (a)	12,698,660	147,685,411
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	14,423,638	196,882,665
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	2,371,264	32,865,717
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	10,921,275	139,901,534
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	2,661,434	28,211,197
Total		689,268,383
U.S. Large Cap 44.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	12,765,580	184,717,943
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	9,759,321	180,937,810
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	9,837,930	102,806,364
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	2,948,599	92,939,854
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	4,368,038	72,902,553
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	8,000,577	138,249,975
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	7,303,724	123,652,045
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	12,817,539	220,589,856
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	10,965,958	191,684,947
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	9,126,664	159,351,550
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	9,577,020	133,790,965
Total		1,601,623,862
U.S. Mid Cap 7.4%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	962,336	17,553,014

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	2,893,281	$49,590,844
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	5,575,095	97,508,410
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	5,904,767	101,680,080
Total		266,332,348
U.S. Small Cap 7.6%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	3,700,840	67,355,281
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	2,916,487	52,350,934
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	6,815,725	154,512,494
Total		274,218,709
Total Equity Funds (Cost: $1,967,528,855)		$2,866,138,475

Fixed-Income Funds 17.9%
Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	1,071,258	10,144,815
Floating Rate 1.0%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	3,622,545	36,334,128
Global Bond 0.6%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	2,097,499	22,967,614
High Yield 1.1%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	4,373,029	39,226,072
Inflation Protected Securities 0.8%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	3,296,315	29,502,023
Investment Grade 12.2%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)(b)	1,775,066	17,377,901
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	7,979,825	81,633,609
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	6,998,638	73,835,631
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	4,050,723	42,046,501
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	6,621,303	71,510,069

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	7,081,177	$76,405,900
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	2,700,104	27,487,061
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	4,816,908	48,939,781
Total		439,236,453
Multisector 1.9%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	7,383,111	66,669,489
Total Fixed-Income Funds (Cost: $644,417,029)		$644,080,594

Alternative Investment Funds 2.4%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	1,139,122	11,026,702
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	912,129	8,710,831
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	4,522,254	45,991,325
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	2,452,421	22,071,789
Total Alternative Investment Funds (Cost: $89,402,819)		$87,800,647

	Shares	Value

Money Market Funds ––%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	993	$993
Total Money Market Funds (Cost: $993)		$993
Total Investments
(Cost: $2,701,349,696)		$3,598,020,709(d)
Other Assets & Liabilities, Net		(99,664)
Net Assets		$3,597,921,045

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	195	—	(195)	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund, Class 1	994	—	(1)	—	993	—	993
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	11,000,000	—	—	—	11,000,000	—	11,026,702
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	126,226,848	24,135,198	—	—	150,362,046	—	184,717,943
Columbia Variable Portfolio – Core Bond Fund, Class 1	20,262,755	—	(3,211,906)	10,843	17,061,692	—	17,377,901
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	85,529,896	22,533	(2,355,207)	(225,837)	82,971,385	—	81,633,609
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	126,072,450	—	(22,189,619)	8,413,621	112,296,452	—	180,937,810
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	13,735,742	224,337	(2,250,962)	(268,624)	11,440,493	224,337	10,144,815
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	69,929,800	—	—	—	69,929,800	—	75,931,444
Columbia Variable Portfolio – Global Bond Fund, Class 1	29,611,433	—	(4,501,922)	(442,174)	24,667,337	—	22,967,614

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	38,147,690	—	(592,886)	(29,573)	37,525,231	—	39,226,072
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	95,204,162	—	(12,704,393)	2,515,152	85,014,921	—	102,806,364
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	58,371,574	24,135,199	—	—	82,506,773	—	92,939,854
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	76,963,007	—	(5,094,810)	260,431	72,128,628	—	73,835,631
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	20,214,703	—	(9,501,923)	2,571,348	13,284,128	—	17,553,014
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	35,929,031	—	(15,766,167)	7,349,654	27,512,518	—	49,590,844
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	9,131,254	—	—	—	9,131,254	—	8,710,831
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	47,871,790	—	(1,697,130)	554,900	46,729,560	—	72,902,553
Columbia Variable Portfolio – Strategic Income Fund, Class 1	64,644,306	22,533	—	—	64,666,839	—	66,669,489
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	37,535,063	6,022,533	(1,658,076)	(21,936)	41,877,584	—	42,046,501
Variable Portfolio – American Century Diversified Bond Fund, Class 1	77,154,133	22,533	(4,974,227)	(272,384)	71,930,055	—	71,510,069
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	46,124,466	—	—	—	46,124,466	—	45,991,325
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	37,820,916	—	(6,752,885)	(428,014)	30,640,017	—	29,502,023
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	55,539,828	945,889	(6,752,885)	1,898,955	51,631,787	945,888	67,790,415
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	46,419,199	—	(13,912,884)	6,088,427	38,594,742	—	67,355,281
Variable Portfolio – DFA International Value Fund, Class 1	124,391,342	945,293	(6,094,809)	1,206,710	120,448,536	900,227	147,685,411
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	38,295,573	—	(2,250,961)	(16,547)	36,028,065	—	36,334,128
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	30,604,030	—	(6,752,885)	(704,044)	23,147,101	—	22,071,789
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	99,288,135	—	(24,600,148)	9,903,041	84,591,028	—	138,249,975
Variable Portfolio – Invesco International Growth Fund, Class 1	154,974,386	761,683	(10,925,804)	2,907,775	147,718,040	716,617	196,882,665
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	66,648,351	15,022,533	(4,974,227)	(185,065)	76,511,592	—	76,405,900
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	64,284,323	—	(15,505,768)	6,640,089	55,418,644	—	97,508,410
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	72,738,046	—	(3,749,469)	1,610,523	70,599,100	—	123,652,045
Variable Portfolio – MFS Value Fund, Class 1	142,900,651	—	(21,003,847)	9,121,510	131,018,314	—	220,589,856
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	31,093,136	127,704	(6,752,885)	2,011,390	26,479,345	127,704	32,865,717
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	33,262,903	—	(2,843,848)	580,401	30,999,456	—	34,695,173
Variable Portfolio – NFJ Dividend Value Fund, Class 1	122,821,462	—	(22,557,677)	9,790,166	110,053,951	—	191,684,947
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	103,901,524	—	(697,131)	323,786	103,528,179	—	159,351,550
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	33,613,321	—	(5,094,809)	2,375,165	30,893,677	—	52,350,934
Variable Portfolio – Partners Small Cap Value Fund, Class 1	96,199,443	—	(8,899,601)	3,749,468	91,049,310	—	154,512,494

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Pyramis® International Equity Fund, Class 1	113,908,163	1,116,683	(6,752,885)	1,748,482	110,020,443	1,071,616	139,901,534
Variable Portfolio – Pyrford International Equity Fund, Class 1	33,576,021	204,092	(7,609,584)	211,666	26,382,195	204,093	28,211,197
Variable Portfolio – Sit Dividend Growth Fund, Class 1	95,118,827	45,066	(697,130)	258,370	94,725,133	—	133,790,965
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	29,556,595	—	(1,658,076)	4,370	27,902,889	—	27,487,061
Variable Portfolio – Victory Established Value Fund, Class 1	65,229,045	—	(16,254,808)	6,766,540	55,740,777	—	101,680,080
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	53,595,954	—	(4,501,923)	(28,811)	49,065,220	—	48,939,781
Total	2,835,442,466	73,753,809	(294,096,353)	86,249,774	2,701,349,696	4,190,482	3,598,020,709

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	2,866,138,475	—	—	2,866,138,475
Fixed-Income Funds	644,080,594	—	—	644,080,594
Alternative Investment Funds	87,800,647	—	—	87,800,647
Money Market Funds	993	—	—	993
Total Mutual Funds	3,598,020,709	—	—	3,598,020,709

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 27.9%
Aerospace & Defense 0.3%
Bombardier, Inc. Senior Unsecured (a)
03/15/22	5.750%	$800,000	$808,000
L-3 Communications Corp.
07/15/20	4.750%	2,210,000	2,315,989
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	2,450,000	2,642,440
Oshkosh Corp. (a)
03/01/22	5.375%	2,170,000	2,207,975
Raytheon Co. Senior Unsecured
12/15/22	2.500%	1,290,000	1,205,539
Total			9,179,943
Automotive 0.6%
American Honda Finance Corp. Senior Unsecured (a)
09/11/17	1.500%	1,220,000	1,219,228
Daimler Finance North America LLC (a)
07/31/15	1.300%	2,290,000	2,305,961
09/15/16	2.625%	2,480,000	2,570,552
Ford Motor Co. Senior Unsecured
01/15/43	4.750%	800,000	773,619
Ford Motor Credit Co. LLC
Senior Unsecured
09/15/15	5.625%	1,340,000	1,428,383
05/15/18	5.000%	3,250,000	3,587,119
01/15/20	8.125%	1,600,000	2,017,592
08/02/21	5.875%	3,070,000	3,532,450
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	1,540,000	1,576,575
Total			19,011,479
Banking 5.8%
Ally Financial, Inc.
01/30/17	2.750%	2,500,000	2,525,000
American Express Centurion Bank
09/13/17	6.000%	3,000,000	3,446,184
American Express Credit Corp.
Senior Unsecured
07/29/16	1.300%	1,730,000	1,743,468
03/24/17	2.375%	1,500,000	1,553,639
BB&T Corp.
Senior Unsecured
04/30/14	5.700%	722,000	724,897
03/15/16	3.200%	780,000	814,074
06/19/18	2.050%	1,010,000	1,010,331
Bank of America Corp.
Senior Unsecured
04/01/15	4.500%	2,330,000	2,417,324
07/12/16	3.750%	1,807,000	1,910,915

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
08/01/16	6.500%	$3,450,000	$3,864,186
07/01/20	5.625%	2,670,000	3,039,675
01/24/22	5.700%	6,910,000	7,928,016
Bank of America NA
Subordinated Notes
03/15/17	5.300%	4,145,000	4,561,349
10/15/36	6.000%	1,320,000	1,574,202
Bank of Nova Scotia Senior Unsecured
01/12/17	2.550%	1,180,000	1,224,033
Barclays Bank PLC Subordinated Notes
10/14/20	5.140%	1,030,000	1,091,935
Capital One Bank USA NA Subordinated Notes
02/15/23	3.375%	2,770,000	2,695,357
Capital One Financial Corp.
Senior Unsecured
03/23/15	2.150%	1,370,000	1,390,608
11/06/15	1.000%	990,000	991,402
Citigroup, Inc.
Senior Unsecured
01/10/17	4.450%	5,140,000	5,551,339
05/01/18	1.750%	7,000,000	6,877,332
09/26/18	2.500%	2,200,000	2,213,656
01/14/22	4.500%	4,200,000	4,432,604
10/25/23	3.875%	1,840,000	1,826,978
Subordinated Notes
02/15/17	5.500%	1,840,000	2,031,032
09/13/43	6.675%	780,000	913,381
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guaranteed
02/08/22	3.875%	2,190,000	2,268,017
Deutsche Bank AG Subordinated Notes (b)
05/24/28	4.296%	1,470,000	1,385,103
Discover Bank Senior Unsecured
02/21/18	2.000%	1,950,000	1,941,194
Fifth Third Bancorp Subordinated Notes
01/16/24	4.300%	1,210,000	1,226,716
Goldman Sachs Group, Inc. (The)
Senior Unsecured
08/01/15	3.700%	1,570,000	1,628,088
09/01/17	6.250%	5,400,000	6,166,643
01/22/18	2.375%	3,540,000	3,563,520
07/19/18	2.900%	1,400,000	1,427,617
03/15/20	5.375%	4,300,000	4,797,673
01/24/22	5.750%	3,100,000	3,515,149
03/03/24	4.000%	2,870,000	2,857,277
Subordinated Notes
10/01/37	6.750%	2,250,000	2,577,418

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
HBOS PLC Subordinated Notes (a)
05/21/18	6.750%	$800,000	$906,354
HSBC Bank USA NA Subordinated Notes
11/01/34	5.875%	820,000	929,072
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%	740,000	768,509
ING Bank NV (a)
09/25/15	2.000%	840,000	853,532
Intesa Sanpaolo SpA Senior Unsecured
01/16/18	3.875%	630,000	651,556
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	1,090,000	1,141,479
07/05/16	3.150%	5,000,000	5,232,245
10/02/17	6.400%	900,000	1,038,758
01/15/18	6.000%	1,085,000	1,245,269
05/10/21	4.625%	5,350,000	5,832,784
09/23/22	3.250%	3,280,000	3,231,098
02/01/24	3.875%	1,470,000	1,483,189
JPMorgan Chase Bank NA Subordinated Notes
06/13/16	5.875%	4,270,000	4,706,859
KeyCorp Senior Unsecured
12/13/18	2.300%	2,390,000	2,381,336
Morgan Stanley
04/01/18	6.625%	4,570,000	5,327,528
Senior Unsecured
09/23/19	5.625%	5,390,000	6,127,309
01/25/21	5.750%	870,000	996,490
Subordinated Notes
11/24/25	5.000%	6,060,000	6,235,255
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	1,090,000	1,275,093
PNC Bank NA Subordinated Notes
07/25/23	3.800%	1,750,000	1,761,631
PNC Bank National Association Subordinated Notes
12/07/17	6.000%	2,700,000	3,098,728
Rabobank
11/09/22	3.950%	1,000,000	993,169
Regions Bank Subordinated Notes
05/15/18	7.500%	780,000	920,548

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Royal Bank of Scotland Group PLC Subordinated Notes
12/15/22	6.125%	$2,310,000	$2,419,210
Royal Bank of Scotland PLC (The) Bank Guaranteed
03/16/16	4.375%	1,600,000	1,700,949
Societe Generale SA Subordinated Notes (a)
01/17/24	5.000%	1,220,000	1,215,764
Standard Chartered PLC Subordinated Notes (a)
01/26/24	5.200%	1,020,000	1,047,190
SunTrust Banks, Inc. Senior Unsecured
04/15/16	3.600%	300,000	315,473
Toronto-Dominion Bank (The) Senior Unsecured
07/14/16	2.500%	1,000,000	1,037,873
U.S. Bancorp
02/01/16	3.442%	1,190,000	1,242,212
Senior Unsecured
03/15/22	3.000%	960,000	951,641
Subordinated Notes
07/15/22	2.950%	630,000	605,937
UBS AG Senior Unsecured
12/20/17	5.875%	2,406,000	2,756,727
Wachovia Bank NA Subordinated Notes
03/15/16	5.600%	800,000	869,582
Wells Fargo & Co.
Senior Unsecured
05/08/17	2.100%	3,460,000	3,542,801
12/11/17	5.625%	560,000	638,754
04/01/21	4.600%	1,350,000	1,485,871
Subordinated Notes
08/15/23	4.125%	1,300,000	1,315,137
01/15/44	5.606%	1,981,000	2,144,213
Wells Fargo & Co. (b)
Senior Unsecured
06/15/16	3.676%	1,430,000	1,516,289
Total			183,650,746
Brokerage —%
Jefferies Group LLC Senior Unsecured
04/13/18	5.125%	1,300,000	1,412,215
Building Materials 0.1%
Owens Corning
12/15/22	4.200%	1,700,000	1,685,927

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals 0.6%
Ashland, Inc.
08/15/22	4.750%	$2,110,000	$2,070,437
Dow Chemical Co. (The)
Senior Unsecured
02/15/16	2.500%	1,150,000	1,184,409
11/15/20	4.250%	1,350,000	1,427,979
Eastman Chemical Co.
Senior Unsecured
06/01/17	2.400%	1,790,000	1,824,008
08/15/22	3.600%	1,450,000	1,439,148
Ecolab, Inc.
Senior Unsecured
12/08/16	3.000%	1,120,000	1,173,617
12/08/21	4.350%	2,290,000	2,464,042
LYB International Finance BV
07/15/23	4.000%	550,000	560,914
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	2,350,000	2,616,629
Mosaic Co. (The)
Senior Unsecured
11/15/23	4.250%	1,440,000	1,477,204
11/15/43	5.625%	1,120,000	1,202,805
Total			17,441,192
Construction Machinery 0.3%
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	2,000,000	1,940,990
Deere & Co. Senior Unsecured
10/16/29	5.375%	850,000	987,002
John Deere Capital Corp. Senior Unsecured
10/15/21	3.150%	2,000,000	2,016,796
United Rentals North America, Inc. Secured
07/15/18	5.750%	3,110,000	3,327,700
Total			8,272,488
Consumer Products 0.1%
Procter & Gamble Co. (The) Senior Unsecured
08/15/16	1.450%	2,000,000	2,028,992
Spectrum Brands, Inc.
03/15/20	6.750%	1,000,000	1,083,750
Total			3,112,742
Diversified Manufacturing 0.4%
General Electric Co.
Senior Unsecured
12/06/17	5.250%	2,300,000	2,606,438
10/09/22	2.700%	2,240,000	2,171,021

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
10/09/42	4.125%	$1,000,000	$960,893
United Technologies Corp.
Senior Unsecured
02/01/19	6.125%	1,250,000	1,472,785
06/01/22	3.100%	1,000,000	998,229
04/15/40	5.700%	1,420,000	1,695,459
06/01/42	4.500%	1,670,000	1,700,513
Total			11,605,338
Electric 1.4%
AES Corp. (The) Senior Unsecured
10/15/17	8.000%	16,000	18,940
CMS Energy Corp. Senior Unsecured
06/15/19	8.750%	2,300,000	2,961,261
Calpine Corp. Senior Secured (a)
07/31/20	7.875%	2,560,000	2,816,000
CenterPoint Energy Houston Electric LLC
08/01/42	3.550%	760,000	666,444
Consolidated Edison Co. of New York, Inc. Senior Unsecured
03/01/43	3.950%	1,590,000	1,445,453
Constellation Energy Group, Inc.
12/01/20	5.150%	1,400,000	1,529,041
Consumers Energy Co.
1st Mortgage
05/15/22	2.850%	490,000	478,695
08/15/23	3.375%	700,000	701,132
Covanta Holding Corp. Senior Unsecured
03/01/24	5.875%	1,540,000	1,564,310
DPL, Inc. Senior Unsecured
10/15/16	6.500%	1,000,000	1,080,000
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	1,880,000	2,190,807
09/15/22	2.750%	1,240,000	1,173,825
08/01/41	4.900%	1,770,000	1,814,110
Dominion Resources, Inc. (b)
06/30/66	7.500%	1,360,000	1,482,400
Duke Energy Carolinas LLC
11/15/18	7.000%	540,000	652,611
Duke Energy Corp. Senior Unsecured
09/15/21	3.550%	1,990,000	2,032,584
Duke Energy Florida, Inc.
11/15/42	3.850%	1,240,000	1,128,425
1st Mortgage
09/15/37	6.350%	1,170,000	1,486,327

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Edison International Senior Unsecured
09/15/17	3.750%	$1,200,000	$1,277,558
Exelon Generation Co. LLC
Senior Unsecured
10/01/19	5.200%	1,370,000	1,497,558
06/15/22	4.250%	900,000	912,759
06/15/42	5.600%	760,000	792,422
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	930,000	927,177
03/15/23	4.250%	1,680,000	1,629,498
Georgia Power Co. Senior Unsecured
03/15/42	4.300%	700,000	676,108
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	2,521,000	2,665,958
NextEra Energy Capital Holdings, Inc.
09/15/19	2.700%	1,020,000	1,015,810
NextEra Energy Capital Holdings, Inc. (b)
09/01/67	7.300%	1,510,000	1,664,775
PacifiCorp 1st Mortgage
01/15/39	6.000%	1,000,000	1,237,102
Potomac Electric Power Co. 1st Mortgage
03/15/24	3.600%	1,080,000	1,091,319
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	900,000	884,093
Public Service Co. of Colorado 1st Mortgage
08/15/41	4.750%	480,000	513,238
San Diego Gas & Electric Co. 1st Mortgage
08/15/21	3.000%	2,050,000	2,062,872
Southern Power Co. Senior Unsecured
09/15/41	5.150%	500,000	526,053
Xcel Energy, Inc. Senior Unsecured
09/15/41	4.800%	820,000	843,320
Total			45,439,985
Entertainment 0.5%
Activision Blizzard, Inc. (a)
09/15/21	5.625%	1,550,000	1,658,500
Time Warner, Inc.
07/15/15	3.150%	1,530,000	1,580,792
01/15/21	4.700%	1,900,000	2,077,992
05/01/32	7.700%	1,500,000	2,011,570

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
10/15/41	5.375%	$1,000,000	$1,059,438
12/15/43	5.350%	1,000,000	1,065,703
Viacom, Inc.
Senior Unsecured
09/15/14	4.375%	1,560,000	1,586,706
03/01/21	4.500%	1,330,000	1,428,352
06/15/22	3.125%	2,020,000	1,946,139
04/01/24	3.875%	1,150,000	1,147,176
Walt Disney Co. (The) Senior Unsecured
12/01/22	2.350%	1,500,000	1,401,540
Total			16,963,908
Environmental 0.2%
Clean Harbors, Inc.
08/01/20	5.250%	1,810,000	1,864,300
Republic Services, Inc.
06/01/22	3.550%	1,200,000	1,201,278
Waste Management, Inc.
09/01/16	2.600%	2,580,000	2,671,817
06/30/20	4.750%	2,000,000	2,194,028
Total			7,931,423
Food and Beverage 0.9%
Anheuser-Busch InBev Worldwide, Inc.
11/15/14	5.375%	400,000	412,166
01/15/19	7.750%	3,900,000	4,831,086
01/15/20	5.375%	1,900,000	2,181,170
07/15/22	2.500%	3,240,000	3,059,172
Coca-Cola Co. (The) Senior Unsecured
09/01/16	1.800%	1,970,000	2,016,943
Dr. Pepper Snapple Group, Inc.
01/15/16	2.900%	800,000	829,247
Kellogg Co. Senior Unsecured
05/30/16	4.450%	1,000,000	1,072,134
Kraft Foods Group, Inc.
Senior Unsecured
08/23/18	6.125%	844,000	979,486
06/04/42	5.000%	1,260,000	1,319,413
Mondelez International, Inc.
Senior Unsecured
02/01/24	4.000%	1,470,000	1,491,675
02/09/40	6.500%	1,039,000	1,310,500
Pernod Ricard SA Senior Unsecured (a)
01/15/17	2.950%	1,850,000	1,917,244
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	2,980,000	3,045,688
Tyson Foods, Inc.
04/01/16	6.600%	1,250,000	1,380,538

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
06/15/22	4.500%	$1,735,000	$1,809,846
Total			27,656,308
Gaming 0.1%
GLP Capital LP/Financing II Inc. (a)
11/01/20	4.875%	3,930,000	4,033,162

Gas Distributors 0.2%
AmeriGas Partners LP/Finance Corp. Senior Unsecured
08/20/19	6.250%	960,000	1,032,000
Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,500,000	1,669,749
02/15/19	9.800%	1,000,000	1,324,309
10/01/22	2.875%	1,830,000	1,733,072
Total			5,759,130
Gas Pipelines 1.6%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	3,470,000	3,695,550
Dominion Gas Holdings LLC Senior Unsecured (a)
11/01/23	3.550%	580,000	571,901
El Paso LLC Senior Secured
06/01/18	7.250%	1,740,000	1,984,499
El Paso Pipeline Partners Operating Co. LLC
04/01/20	6.500%	1,870,000	2,140,385
Enbridge Energy Partners LP Senior Unsecured
03/15/20	5.200%	1,620,000	1,768,423
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	1,662,000	1,902,990
Energy Transfer Partners LP
Senior Unsecured
10/01/20	4.150%	2,140,000	2,208,403
02/01/22	5.200%	753,000	812,870
02/01/23	3.600%	1,270,000	1,214,730
02/01/42	6.500%	900,000	1,019,999
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,033,086
09/01/20	5.200%	2,550,000	2,846,315
03/15/44	4.850%	1,000,000	997,457
Enterprise Products Operating LLC (b)
01/15/68	7.034%	2,020,000	2,287,650
Kinder Morgan Energy Partners LP
Senior Unsecured
09/15/20	5.300%	900,000	988,354
09/01/22	3.950%	2,870,000	2,854,812
09/01/39	6.500%	1,650,000	1,872,834
Magellan Midstream Partners LP

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Senior Unsecured
07/15/19	6.550%	$1,480,000	$1,744,260
10/15/43	5.150%	1,000,000	1,050,294
MarkWest Energy Partners LP/Finance Corp.
11/01/20	6.750%	714,000	772,905
08/15/21	6.500%	890,000	961,200
07/15/23	4.500%	1,530,000	1,472,625
NiSource Finance Corp.
12/01/21	4.450%	849,000	886,894
02/01/45	5.650%	1,150,000	1,236,550
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
06/01/22	3.650%	2,330,000	2,338,842
Sunoco Logistics Partners Operations LP
01/15/23	3.450%	2,165,000	2,058,235
Sunoco Logistics Partners Operations LP (c)
04/01/44	5.300%	390,000	389,360
Targa Resources Partners LP/Finance Corp. (a)
11/15/23	4.250%	2,140,000	1,984,850
TransCanada PipeLines Ltd Senior Unsecured
08/01/22	2.500%	1,800,000	1,684,021
Williams Companies, Inc. (The) Senior Unsecured
01/15/23	3.700%	1,250,000	1,134,355
Williams Partners LP
Senior Unsecured
02/15/15	3.800%	250,000	256,751
11/15/20	4.125%	1,920,000	1,993,548
Total			50,164,948
Health Care 0.8%
Baxter International, Inc. Senior Unsecured
06/15/23	3.200%	800,000	780,348
CHS/Community Health Systems, Inc. Senior Secured
08/15/18	5.125%	1,560,000	1,638,000
Catholic Health Initiatives
Secured
11/01/17	1.600%	495,000	486,361
11/01/22	2.950%	1,425,000	1,341,574
Express Scripts Holding Co.
02/15/17	2.650%	3,320,000	3,433,444
06/15/19	7.250%	2,303,000	2,805,171
HCA, Inc.
Senior Secured
03/15/19	3.750%	4,090,000	4,105,338
02/15/20	7.875%	2,370,000	2,522,865
09/15/20	7.250%	1,020,000	1,102,875
Medtronic, Inc. Senior Unsecured
04/01/23	2.750%	1,300,000	1,229,718

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
NYU Hospitals Center Secured
07/01/42	4.428%	$1,000,000	$906,031
Thermo Fisher Scientific, Inc.
Senior Unsecured
08/15/21	3.600%	2,490,000	2,536,075
02/01/24	4.150%	775,000	797,345
Universal Health Services, Inc. Senior Secured
06/30/16	7.125%	1,860,000	2,073,900
Total			25,759,045
Healthcare Insurance 0.2%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	1,400,000	1,315,023
UnitedHealth Group, Inc.
Senior Unsecured
03/15/23	2.875%	1,310,000	1,242,266
03/15/43	4.250%	1,290,000	1,228,828
WellPoint, Inc.
Senior Unsecured
05/15/22	3.125%	1,600,000	1,531,144
01/15/23	3.300%	500,000	479,492
Total			5,796,753
Home Construction 0.3%
D.R. Horton, Inc.
02/15/18	3.625%	2,400,000	2,436,000
08/15/23	5.750%	1,100,000	1,163,250
Lennar Corp.
12/15/17	4.750%	2,150,000	2,279,000
06/15/19	4.500%	1,550,000	1,577,125
MDC Holdings, Inc.
01/15/24	5.500%	1,430,000	1,460,865
Toll Brothers Finance Corp.
11/01/19	6.750%	675,000	766,125
Total			9,682,365
Independent Energy 0.9%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	1,310,000	1,453,386
09/15/36	6.450%	640,000	756,988
Apache Corp. Senior Unsecured
04/15/43	4.750%	700,000	703,695
Concho Resources, Inc.
01/15/21	7.000%	2,030,000	2,238,075
ConocoPhillips Holding Co. Senior Unsecured
04/15/29	6.950%	1,780,000	2,372,690

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Continental Resources, Inc.
09/15/22	5.000%	$2,520,000	$2,646,000
Denbury Resources, Inc.
07/15/23	4.625%	2,130,000	1,980,900
Devon Energy Corp.
Senior Unsecured
05/15/17	1.875%	700,000	705,078
07/15/41	5.600%	1,360,000	1,506,242
EOG Resources, Inc.
Senior Unsecured
06/01/19	5.625%	1,740,000	2,009,757
02/01/21	4.100%	1,270,000	1,367,466
Hess Corp. Senior Unsecured
01/15/40	6.000%	910,000	1,028,650
Newfield Exploration Co. Senior Subordinated Notes
02/01/20	6.875%	1,400,000	1,491,000
Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	2,640,000	2,781,385
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	920,000	939,419
Plains Exploration & Production Co.
02/15/23	6.875%	1,520,000	1,691,000
Range Resources Corp.
08/01/20	6.750%	1,560,000	1,684,800
Talisman Energy, Inc. Senior Unsecured
06/01/19	7.750%	1,085,000	1,310,530
Total			28,667,061
Integrated Energy 0.4%
BP Capital Markets PLC
05/05/17	1.846%	900,000	914,035
10/01/20	4.500%	1,000,000	1,087,824
05/10/23	2.750%	1,000,000	937,889
Chevron Corp. Senior Unsecured
06/24/20	2.427%	1,660,000	1,648,141
Petro-Canada Senior Unsecured
05/15/38	6.800%	1,480,000	1,873,713
Shell International Finance BV
09/22/15	3.250%	1,225,000	1,279,634
08/21/22	2.375%	1,440,000	1,355,829
08/21/42	3.625%	1,650,000	1,466,857
08/12/43	4.550%	1,670,000	1,726,107
Total Capital Canada Ltd.
07/15/23	2.750%	1,750,000	1,655,433
Total			13,945,462

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance 1.0%
American International Group, Inc.
Senior Unsecured
01/16/18	5.850%	$2,290,000	$2,616,923
12/15/20	6.400%	3,790,000	4,515,565
06/01/22	4.875%	2,420,000	2,649,953
American International Group, Inc. (b)
05/15/68	8.175%	880,000	1,156,100
Hartford Financial Services Group, Inc. (The)
Senior Unsecured
10/15/16	5.500%	990,000	1,095,640
04/15/22	5.125%	600,000	667,562
10/15/36	5.950%	550,000	634,342
ING U.S., Inc. Senior Unsecured
07/15/43	5.700%	1,000,000	1,131,067
ING US, Inc.
07/15/22	5.500%	2,710,000	3,039,840
Lincoln National Corp. Senior Unsecured
02/15/20	6.250%	2,040,000	2,396,355
MetLife, Inc.
Senior Unsecured
12/15/17	1.756%	1,040,000	1,048,856
08/13/42	4.125%	1,020,000	958,072
11/13/43	4.875%	540,000	560,642
Metropolitan Life Global Funding I Secured (a)
01/10/23	3.000%	2,420,000	2,316,066
Principal Financial Group, Inc.
09/15/22	3.300%	750,000	730,816
Prudential Financial, Inc.
Senior Unsecured
06/15/19	7.375%	1,460,000	1,788,865
06/21/20	5.375%	1,270,000	1,438,958
12/14/36	5.700%	510,000	577,886
05/12/41	5.625%	730,000	826,034
Total			30,149,542
Lodging 0.2%
Host Hotels & Resorts LP
Senior Unsecured
10/01/21	6.000%	660,000	745,692
10/15/23	3.750%	1,130,000	1,094,316
Royal Caribbean Cruises Ltd. Senior Unsecured
11/15/22	5.250%	1,820,000	1,865,500
Wyndham Worldwide Corp. Senior Unsecured
03/01/17	2.950%	1,150,000	1,172,604
Total			4,878,112
Media Cable 0.9%
Comcast Corp.
03/15/16	5.900%	2,400,000	2,637,821

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
11/15/35	6.500%	$178,000	$220,738
05/15/38	6.400%	2,710,000	3,327,140
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	2,600,000	2,795,450
04/01/24	4.450%	2,000,000	2,005,642
DISH DBS Corp.
02/01/16	7.125%	2,510,000	2,742,175
07/15/17	4.625%	1,090,000	1,160,850
NBCUniversal Media LLC
04/30/20	5.150%	4,020,000	4,541,539
04/01/21	4.375%	2,080,000	2,257,272
01/15/23	2.875%	1,510,000	1,458,634
Time Warner Cable, Inc.
07/01/18	6.750%	1,570,000	1,840,393
09/01/41	5.500%	730,000	761,105
09/15/42	4.500%	910,000	835,358
Virgin Media Secured Finance PLC Senior Secured
01/15/18	6.500%	2,240,000	2,321,200
Total			28,905,317
Media Non-Cable 0.5%
21st Century Fox America, Inc.
09/15/22	3.000%	2,300,000	2,209,233
08/15/39	6.900%	1,590,000	1,998,329
CBS Corp.
03/01/22	3.375%	1,220,000	1,195,094
07/01/42	4.850%	700,000	674,307
Discovery Communications LLC
08/15/19	5.625%	1,350,000	1,529,303
04/01/23	3.250%	1,330,000	1,279,191
Gannett Co., Inc. (a)
07/15/20	5.125%	2,150,000	2,209,125
Lamar Media Corp. (a)
01/15/24	5.375%	1,980,000	2,029,500
Netflix, Inc. Senior Unsecured
02/01/21	5.375%	910,000	955,500
Omnicom Group, Inc.
05/01/22	3.625%	480,000	476,688
Total			14,556,270
Metals 0.6%
ArcelorMittal Senior Unsecured
08/05/20	5.750%	1,345,000	1,429,062
Barrick Gold Corp. Senior Unsecured
05/01/23	4.100%	1,620,000	1,536,789
Barrick North America Finance LLC
05/30/21	4.400%	2,070,000	2,085,786
05/01/43	5.750%	710,000	691,769
Newmont Mining Corp.
10/01/39	6.250%	1,060,000	1,026,432

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Peabody Energy Corp.
11/01/16	7.375%	$630,000	$705,600
Southern Copper Corp. Senior Unsecured
11/08/42	5.250%	650,000	556,501
Steel Dynamics, Inc.
08/15/19	6.125%	2,610,000	2,838,375
Teck Resources Ltd.
01/15/17	3.150%	1,000,000	1,037,056
Vale Overseas Ltd.
09/15/19	5.625%	3,240,000	3,578,606
09/15/20	4.625%	1,650,000	1,716,234
Xstrata Finance Canada Ltd. (a)
11/15/21	4.950%	1,270,000	1,312,705
Total			18,514,915
Non-Captive Consumer —%
SLM Corp. Senior Unsecured
01/25/16	6.250%	610,000	655,750

Non-Captive Diversified 0.7%
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	4,710,000	4,933,725
08/15/22	5.000%	930,000	964,875
General Electric Capital Corp.
Senior Unsecured
04/27/17	2.300%	620,000	638,410
09/15/17	5.625%	2,565,000	2,910,269
08/07/19	6.000%	6,300,000	7,395,948
10/17/21	4.650%	4,930,000	5,414,289
Subordinated Notes
02/11/21	5.300%	1,310,000	1,473,420
Total			23,730,936
Oil Field Services 0.4%
Ensco PLC
Senior Unsecured
03/15/16	3.250%	1,630,000	1,699,673
03/15/21	4.700%	3,060,000	3,287,796
Schlumberger Investment SA
12/01/23	3.650%	1,000,000	1,014,274
Transocean, Inc.
12/15/16	5.050%	560,000	609,102
10/15/17	2.500%	2,030,000	2,043,083
11/15/20	6.500%	900,000	1,010,634
12/15/21	6.375%	530,000	595,696
Weatherford International Ltd.
03/01/19	9.625%	1,110,000	1,440,983
04/15/22	4.500%	1,660,000	1,738,345
Total			13,439,586

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp. (a)
03/15/17	3.500%	$1,550,000	$1,565,500

Other Industry —%
Johns Hopkins University Senior Unsecured
07/01/53	4.083%	500,000	465,538

Packaging 0.1%
Ball Corp.
09/15/20	6.750%	1,760,000	1,903,000
11/15/23	4.000%	1,830,000	1,711,050
Total			3,614,050
Paper 0.3%
Domtar Corp.
04/01/22	4.400%	1,430,000	1,424,813
Georgia-Pacific LLC (a)
11/01/20	5.400%	3,000,000	3,363,762
International Paper Co. Senior Unsecured
11/15/41	6.000%	1,470,000	1,685,405
Rock-Tenn Co.
03/01/20	3.500%	1,430,000	1,450,481
03/01/23	4.000%	2,415,000	2,428,314
Total			10,352,775
Pharmaceuticals 1.1%
AbbVie, Inc.
Senior Unsecured
11/06/17	1.750%	3,000,000	3,009,480
11/06/22	2.900%	1,050,000	1,010,815
Actavis, Inc.
Senior Unsecured
10/01/17	1.875%	2,258,000	2,247,848
10/01/22	3.250%	1,590,000	1,524,290
10/01/42	4.625%	850,000	812,286
Amgen, Inc.
Senior Unsecured
05/15/17	2.125%	1,640,000	1,672,149
06/01/17	5.850%	950,000	1,074,928
06/15/21	4.100%	2,040,000	2,158,230
05/15/43	5.375%	2,100,000	2,243,720
Bristol-Myers Squibb Co. Senior Unsecured
08/01/42	3.250%	1,000,000	813,922
Celgene Corp. Senior Unsecured
08/15/22	3.250%	1,250,000	1,218,212
Forest Laboratories, Inc. Senior Unsecured (a)
02/15/21	4.875%	2,830,000	2,992,725

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Gilead Sciences, Inc. Senior Unsecured
12/01/21	4.400%	$2,920,000	$3,154,680
GlaxoSmithKline Capital PLC
05/08/22	2.850%	1,240,000	1,210,587
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	2,020,000	1,889,092
09/15/42	3.600%	300,000	263,206
Perrigo Co. PLC (a)
11/15/23	4.000%	1,350,000	1,349,478
Roche Holdings, Inc. (a)
03/01/19	6.000%	2,241,000	2,632,861
03/01/39	7.000%	850,000	1,186,261
Sanofi Senior Unsecured
03/29/21	4.000%	872,000	936,031
Total			33,400,801
Property & Casualty 0.4%
Allstate Corp. (The)
Senior Unsecured
06/15/43	4.500%	500,000	502,725
Allstate Corp. (The) (b)
Subordinated Notes
08/15/53	5.750%	1,010,000	1,060,500
Berkshire Hathaway Finance Corp.
01/15/21	4.250%	1,195,000	1,303,309
05/15/22	3.000%	1,000,000	996,809
Berkshire Hathaway, Inc. Senior Unsecured
02/11/43	4.500%	1,740,000	1,724,338
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	1,430,000	1,530,646
05/01/42	6.500%	740,000	876,741
Markel Corp.
Senior Unsecured
07/01/22	4.900%	2,110,000	2,253,678
03/30/23	3.625%	860,000	836,197
Travelers Companies, Inc. (The) Senior Unsecured
08/01/43	4.600%	1,000,000	1,023,377
WR Berkley Corp. Senior Unsecured
03/15/22	4.625%	1,290,000	1,354,784
Total			13,463,104
Railroads 0.5%
Burlington Northern Santa Fe LLC
Senior Unsecured
09/01/20	3.600%	1,881,000	1,948,398
04/01/24	3.750%	1,000,000	1,002,889
03/01/41	5.050%	700,000	737,601
09/15/41	4.950%	1,650,000	1,700,832

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
03/15/43	4.450%	$1,180,000	$1,125,298
CSX Corp.
Senior Unsecured
06/01/21	4.250%	1,110,000	1,185,168
11/01/23	3.700%	2,020,000	1,999,955
Norfolk Southern Corp.
Senior Unsecured
04/01/18	5.750%	1,280,000	1,459,086
12/01/21	3.250%	1,200,000	1,208,317
Union Pacific Corp.
Senior Unsecured
02/01/21	4.000%	1,040,000	1,105,436
09/15/41	4.750%	1,500,000	1,535,442
Total			15,008,422
Refining 0.2%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	1,500,000	1,571,383
Phillips 66
04/01/22	4.300%	3,100,000	3,277,314
Tesoro Corp.
10/01/22	5.375%	800,000	823,000
Total			5,671,697
REITs 0.9%
BRE Properties, Inc. Senior Unsecured
01/15/23	3.375%	637,000	603,902
Boston Properties LP Senior Unsecured
06/01/15	5.000%	755,000	791,297
DDR Corp. Senior Unsecured
04/15/18	4.750%	2,860,000	3,100,658
Digital Realty Trust LP
07/15/15	4.500%	1,000,000	1,036,207
Essex Portfolio LP
08/15/22	3.625%	1,590,000	1,539,714
05/01/23	3.250%	1,045,000	979,393
HCP, Inc. Senior Unsecured
02/01/16	3.750%	2,150,000	2,263,223
Health Care REIT, Inc.
Senior Unsecured
03/15/18	2.250%	730,000	732,153
03/15/23	3.750%	1,440,000	1,413,711
01/15/24	4.500%	1,000,000	1,029,897
Hospitality Properties Trust Senior Unsecured
03/15/24	4.650%	2,700,000	2,686,230
Kilroy Realty LP
01/15/23	3.800%	2,510,000	2,446,781

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs (continued)
ProLogis LP
08/15/23	4.250%	$1,500,000	$1,525,606
Reckson Operating Partnership LP Senior Unsecured
03/31/16	6.000%	1,020,000	1,106,491
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
03/15/20	7.750%	1,615,000	1,920,437
Simon Property Group LP Senior Unsecured
12/01/15	5.750%	750,000	803,526
Ventas Realty LP/Capital Corp.
11/30/15	3.125%	1,995,000	2,070,235
04/30/19	4.000%	1,000,000	1,059,779
06/01/21	4.750%	700,000	754,441
Total			27,863,681
Retailers 0.7%
CVS Caremark Corp. Senior Unsecured
12/01/22	2.750%	1,730,000	1,631,945
Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	2,590,000	3,142,950
L Brands, Inc. Senior Unsecured
07/15/17	6.900%	920,000	1,052,250
Macy’s Retail Holdings, Inc.
12/01/16	5.900%	438,000	487,229
01/15/22	3.875%	1,800,000	1,855,858
09/01/23	4.375%	1,000,000	1,035,181
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	2,215,000	2,425,425
Staples, Inc. Senior Unsecured
01/12/23	4.375%	1,400,000	1,360,206
Target Corp. Senior Unsecured
07/01/42	4.000%	1,920,000	1,771,286
Wal-Mart Stores, Inc.
Senior Unsecured
04/01/40	5.625%	3,500,000	4,138,204
07/08/40	4.875%	600,000	643,491
Walgreen Co. Senior Unsecured
09/15/22	3.100%	2,300,000	2,209,610
Total			21,753,635
Supermarkets 0.2%
Delhaize Group SA
04/10/19	4.125%	1,430,000	1,482,042
10/01/40	5.700%	880,000	895,001

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supermarkets (continued)
Kroger Co. (The)
08/15/17	6.400%	$1,600,000	$1,836,576
Senior Unsecured
08/01/43	5.150%	600,000	617,713
Total			4,831,332
Technology 1.0%
Apple, Inc. Senior Unsecured
05/03/23	2.400%	1,900,000	1,761,828
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	830,000	985,212
Dell, Inc.
Senior Unsecured
09/10/15	2.300%	940,000	944,700
04/01/16	3.100%	390,000	395,850
Equifax, Inc. Senior Unsecured
12/15/22	3.300%	1,600,000	1,532,611
Fidelity National Information Services, Inc.
03/15/22	5.000%	1,160,000	1,213,459
04/15/23	3.500%	1,066,000	1,013,119
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	2,910,000	3,042,251
Intel Corp. Senior Unsecured
12/15/17	1.350%	2,000,000	1,986,452
International Business Machines Corp. Senior Unsecured
08/01/23	3.375%	1,700,000	1,700,029
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	2,170,000	2,436,554
Jabil Circuit, Inc.
Senior Unsecured
07/15/16	7.750%	1,910,000	2,167,850
12/15/20	5.625%	440,000	465,850
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	2,630,000	2,473,788
07/15/23	3.625%	2,690,000	2,723,945
Pitney Bowes, Inc. Senior Unsecured
03/15/24	4.625%	1,570,000	1,558,910
Seagate Technology HDD Holdings (a)
06/01/23	4.750%	2,870,000	2,834,125
Xerox Corp. Senior Unsecured
03/15/17	2.950%	840,000	873,313
Total			30,109,846

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Textile 0.1%
Hanesbrands, Inc.
12/15/20	6.375%	$2,680,000	$2,927,900
PVH Corp. Senior Unsecured
12/15/22	4.500%	1,740,000	1,718,250
Total			4,646,150
Tobacco 0.2%
Altria Group, Inc.
08/06/19	9.250%	692,000	913,124
08/09/22	2.850%	3,230,000	3,031,038
Philip Morris International, Inc. Senior Unsecured
05/17/21	4.125%	1,870,000	2,019,602
Total			5,963,764
Transportation Services 0.1%
Penske Truck Leasing Co. LP/Finance Corp. Senior Unsecured (a)
07/17/18	2.875%	1,830,000	1,859,086
Wireless 0.6%
America Movil SAB de CV
03/30/20	5.000%	1,030,000	1,128,502
Senior Unsecured
07/16/22	3.125%	2,420,000	2,308,980
American Tower Corp.
Senior Unsecured
09/01/20	5.050%	1,350,000	1,453,009
03/15/22	4.700%	1,060,000	1,107,557
CC Holdings GS V LLC /Crown Castle GS III Corp.
Senior Secured
12/15/17	2.381%	1,810,000	1,810,105
04/15/23	3.849%	1,960,000	1,906,631
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	810,000	823,163
SBA Telecommunications, Inc.
08/15/19	8.250%	1,298,000	1,377,503
Sprint Communications, Inc.
Senior Unsecured
12/01/16	6.000%	1,550,000	1,699,187
Sprint Communications, Inc. (a)
11/15/18	9.000%	930,000	1,136,925
T-Mobile USA, Inc.
04/28/19	6.464%	2,170,000	2,321,900
Vodafone Group PLC Senior Unsecured
02/27/17	5.625%	2,170,000	2,436,300
Total			19,509,762
Wirelines 1.5%
AT&T, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Senior Unsecured
08/15/21	3.875%	$3,080,000	$3,212,428
12/01/22	2.625%	1,500,000	1,394,686
02/15/39	6.550%	2,450,000	2,890,748
12/15/42	4.300%	2,020,000	1,789,878
British Telecommunications PLC Senior Unsecured
01/15/18	5.950%	3,115,000	3,554,122
CenturyLink, Inc. Senior Unsecured
09/15/19	6.150%	1,505,000	1,627,281
Deutsche Telekom International Finance BV
08/20/18	6.750%	2,370,000	2,814,470
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	940,000	961,487
Orange SA Senior Unsecured
09/14/21	4.125%	1,940,000	2,010,556
Telecom Italia Capital SA
06/04/18	6.999%	2,430,000	2,755,012
09/30/34	6.000%	1,210,000	1,128,325
Telefonica Emisiones SAU
07/15/19	5.877%	1,200,000	1,349,885
02/16/21	5.462%	1,790,000	1,965,534
Verizon Communications, Inc.
Senior Unsecured
09/14/18	3.650%	2,930,000	3,119,079
09/15/20	4.500%	1,430,000	1,553,041
09/15/23	5.150%	3,870,000	4,235,015
09/15/33	6.400%	2,850,000	3,383,654
03/15/34	5.050%	1,000,000	1,025,874
04/01/39	7.350%	1,570,000	2,037,602
11/01/41	4.750%	2,090,000	2,016,415
09/15/43	6.550%	2,520,000	3,066,676
Windstream Corp.
11/01/17	7.875%	490,000	562,275
Total			48,454,043
Total Corporate Bonds & Notes (Cost: $861,040,396)			$880,535,234

Residential Mortgage-Backed Securities - Agency 29.7%
Federal Home Loan Mortgage Corp. (b)(d)
06/01/43	1.758%	2,730,754	2,748,579
05/01/43	1.845%	5,077,536	5,132,986
02/01/43	1.974%	3,312,868	3,368,847
12/01/42	2.071%	7,850,024	7,891,019
10/01/36	2.260%	3,844,252	4,098,857
02/01/43	2.359%	6,842,248	6,778,985
03/01/43	2.366%	8,645,919	8,548,069
07/01/36	2.375%	6,293,403	6,678,861
12/01/35	2.402%	5,233,650	5,581,055
05/01/41	2.567%	1,136,109	1,189,449
07/01/36	2.582%	5,466,861	5,842,258

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
04/01/42	2.876%	$835,391	$852,949
07/01/40	3.232%	1,355,841	1,444,498
07/01/41	3.296%	4,364,060	4,540,805
07/01/40	3.563%	1,356,757	1,446,743
02/01/41	3.761%	1,701,483	1,792,573
07/01/41	3.812%	2,764,295	2,911,971
09/01/40	4.039%	1,835,617	1,943,832
07/01/41	4.329%	3,673,489	3,800,428
04/01/37	4.625%	4,999,253	5,373,731
07/01/38	5.126%	1,370,992	1,421,464
05/01/35	5.216%	630,565	667,278
04/01/38	5.371%	2,394,549	2,497,372
02/01/38	5.769%	4,607,070	4,732,353
06/01/38	5.972%	4,364,555	4,576,134
08/01/36	6.123%	1,829,571	1,917,222
CMO Series 2684 Class FP
01/15/33	0.655%	2,441,159	2,452,698
Federal Home Loan Mortgage Corp. (d)
04/01/41	4.000%	16,954,554	17,667,249
11/01/22-06/01/33	5.000%	3,372,543	3,657,415
03/01/34-08/01/38	5.500%	7,340,413	8,121,482
02/01/38	6.000%	2,636,161	2,925,938
Federal National Mortgage Association (b)(d)
06/01/37	1.894%	3,654,212	3,895,597
06/01/35	1.940%	20,976,272	22,378,674
03/01/39	2.320%	4,664,665	4,949,679
03/01/38	2.322%	5,529,248	5,892,985
04/01/42	2.703%	4,682,880	4,743,097
08/01/41	3.075%	3,213,538	3,346,056
09/01/41	3.322%	1,520,482	1,569,643
08/01/40	3.768%	1,587,494	1,676,619
10/01/40	3.920%	3,057,372	3,225,932
03/01/40	3.935%	1,626,493	1,731,180
06/01/38	5.241%	2,582,935	2,791,587
11/01/37	6.038%	447,367	487,338
CMO Series 2005-106 Class UF
11/25/35	0.454%	3,638,962	3,647,611
CMO Series 2006-43 Class FM
06/25/36	0.454%	1,332,399	1,329,710
CMO Series 2007-36 Class FB
04/25/37	0.554%	5,112,454	5,132,750
Federal National Mortgage Association (c)(d)
04/10/44	3.000%	32,000,000	30,884,998
04/10/44	3.500%	87,500,000	88,019,531
04/10/44	4.000%	61,750,000	64,181,406
04/10/44	4.500%	74,000,000	78,937,191
04/10/44	5.000%	70,000,000	76,338,283
04/10/44	5.500%	45,000,000	49,668,750
Federal National Mortgage Association (d)
10/01/41-05/01/42	3.500%	14,101,254	14,196,742
10/01/40-08/01/41	4.000%	17,258,947	17,968,508
07/01/33-11/01/40	4.500%	37,801,464	40,624,979

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/01/31-08/01/39	5.000%	$44,030,629	$48,177,655
04/01/33-01/01/39	5.500%	29,525,310	32,754,536
12/01/33-09/01/37	6.000%	14,107,039	15,789,559
08/01/18-05/01/39	6.500%	2,487,896	2,773,079
Government National Mortgage Association (c)(d)
04/22/44	4.000%	48,000,000	50,415,000
Government National Mortgage Association (d)
06/20/42-07/20/42	3.500%	16,609,093	16,975,924
07/15/40-11/20/40	4.000%	27,582,467	29,032,549
02/15/40-06/15/41	4.500%	48,336,565	52,343,330
07/20/39-10/20/40	5.000%	25,993,779	28,440,616

Total Residential Mortgage-Backed Securities - Agency (Cost: $932,464,852)			$936,924,194

Residential Mortgage-Backed Securities - Non-Agency 5.4%
Banc of America Mortgage Securities, Inc. CMO Series 2004-7 Class 7A1 (d)
08/25/19	5.000%	360,891	368,925
Banc of America Mortgage Trust CMO Series 2005-1 Class 1A15 (d)
02/25/35	5.500%	2,784,456	2,911,143
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1 (b)(d)
02/25/36	2.380%	1,568,954	1,565,264
Chase Mortgage Financial Corp. CMO Series 2006-S4 Class A3 (d)
12/25/36	6.000%	741,768	691,561
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3 (d)
09/25/37	6.000%	944,034	987,583
Citigroup Mortgage Loan Trust, Inc. (b)(d)
CMO Series 2004-UST1 Class A4
08/25/34	2.246%	2,095,366	2,080,087
CMO Series 2005-4 Class A
08/25/35	5.249%	2,199,005	2,193,944
Countrywide Home Loan Mortgage Pass-Through Trust (d)
CMO Series 2003-35 Class 1A3
09/25/18	5.000%	720,065	739,454
CMO Series 2004-4 Class A19
05/25/34	5.250%	1,668,470	1,754,905
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	452,092	478,601

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1 (b)(d)
12/25/33	2.521%	$803,087	$796,981
First Horizon Asset Securities, Inc. CMO Series 2005-AR3 Class 4A1 (b)(d)
08/25/35	5.192%	1,850,951	1,821,514
GSR Mortgage Loan Trust (b)(d)
CMO Series 2005-AR6 Class 2A1
09/25/35	2.651%	4,901,681	4,950,027
GSR Mortgage Loan Trust (d)
Series 2005-6F Class 1A5
07/25/35	5.250%	5,924,936	6,121,218
JPMorgan Mortgage Trust (b)(d)
CMO Series 2005-A4 Class 1A1
07/25/35	5.219%	3,587,449	3,684,730
CMO Series 2005-A4 Class 2A1
07/25/35	2.759%	2,300,846	2,325,720
CMO Series 2005-S2 Class 3A1
02/25/32	6.933%	1,573,176	1,594,664
CMO Series 2006-A3 Class 7A1
04/25/35	2.744%	3,765,161	3,805,256
JPMorgan Mortgage Trust (d)
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	688,295	693,380
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7 (b)(d)
11/21/34	2.649%	4,031,756	4,117,830
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A2 (b)(d)
10/25/34	2.458%	3,162,853	3,168,103
PHH Mortgage Capital LLC CMO Series 2007-6 Class A1 (b)(d)
12/18/37	5.633%	961,257	976,010
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1 (b)(d)
05/25/35	2.519%	2,168,012	2,157,697
Sequoia Mortgage Trust (a)(b)(d)
CMO Series 2013-12 Class A1
12/25/43	4.000%	5,708,759	5,784,229
Sequoia Mortgage Trust (b)(d)
CMO Series 2012-1 Class 1A1
01/25/42	2.865%	1,165,803	1,150,337
WaMu Mortgage Pass-Through Certificates CMO Series 2003-S11 Class 3A5 (d)
11/25/33	5.950%	763,441	814,411
Wells Fargo Mortgage Backed Securities Trust CMO Series 2005-AR16 Class 3A2 (b)(d)
03/25/35	2.617%	6,360,368	6,440,789
Wells Fargo Mortgage Backed Securities (b)(d)
Series 2006-AR1 Class 1A1
03/25/36	5.523%	11,275,007	11,187,626
Series 2006-AR10 Class 5A4
07/25/36	2.612%	4,509,133	4,352,847
Series 2006-AR10 Class 5A5
07/25/36	2.612%	4,695,203	4,532,467

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Series 2006-AR10 Class 5A6
07/25/36	2.612%	$4,118,904	$3,976,143
Series 2006-AR12 Class 1A1
09/25/36	2.738%	4,711,935	4,487,546
Series 2006-AR14 Class 2A1
10/25/36	2.621%	6,305,612	5,860,662
Series 2006-AR2 Class 2A3
03/25/36	2.614%	3,048,942	3,041,418
Wells Fargo Mortgage Backed Securities (d)
Series 2007-12 Class A7
09/25/37	5.500%	4,321,959	4,439,533
Series 2007-8 Class 2A2
07/25/37	6.000%	9,139,035	8,857,497
Wells Fargo Mortgage-Backed Securities Trust (b)(d)
CMO Series 2004-A Class A1
02/25/34	2.634%	890,898	907,657
CMO Series 2004-K Class 2A6
07/25/34	4.710%	1,651,401	1,670,681
CMO Series 2004-Z Class 2A2
12/25/34	2.615%	7,032,362	7,159,669
CMO Series 2005-AR10 Class 2A17
06/25/35	2.614%	11,629,640	11,775,255
CMO Series 2005-AR14 Class A1
08/25/35	5.346%	1,264,020	1,291,199
CMO Series 2005-AR2 Class 3A1
03/25/35	2.613%	2,464,288	2,417,671
CMO Series 2005-AR8 Class 2A1
06/25/35	2.634%	687,071	693,681
CMO Series 2007-AR10 Class 1A1
01/25/38	6.066%	1,153,873	1,164,001
Wells Fargo Mortgage-Backed Securities Trust (d)
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,701,190	1,751,740
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	1,767,137	1,793,659
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	386,818	398,461
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	246,500	251,784
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	2,214,468	2,318,358
CMO Series 2005-9 Class 2A9
10/25/35	5.250%	2,795,588	2,924,504
CMO Series 2006-10 Class A4
08/25/36	6.000%	1,837,779	1,938,245
CMO Series 2006-13 Class A5
10/25/36	6.000%	5,447,725	5,677,058
CMO Series 2007-13 Class A1
09/25/37	6.000%	1,507,527	1,543,341
CMO Series 2007-14 Class 2A2
10/25/22	5.500%	2,960,367	3,062,639
CMO Series 2007-16 Class 1A1
12/28/37	6.000%	1,608,756	1,662,514
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	455,543	470,170
CMO Series 2007-9 Class 1A8
07/25/37	5.500%	815,238	835,400
CMO Series 2008-1 Class 4A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
02/25/38	5.750%	$4,592,234	$4,820,624

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $170,016,976)			$171,438,413

Commercial Mortgage-Backed Securities - Agency 0.6%
Federal National Mortgage Association Series 2014-M3 Class ASQ2 (d)
03/25/16	0.558%	17,650,000	17,645,252

Total Commercial Mortgage-Backed Securities - Agency (Cost: $17,649,872)			$17,645,252

Commercial Mortgage-Backed Securities - Non-Agency 5.6%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK Class A (a)(d)
12/10/30	2.959%	10,285,000	9,906,553
BB-UBS Trust Series 2012-SHOW Class A (a)(d)
11/05/36	3.430%	9,700,000	9,305,937
Banc of America Merrill Lynch Commercial Mortgage, Inc. (b)(d)
Series 2005-5 Class A4
10/10/45	5.115%	5,650,000	5,932,393
Series 2005-5 Class AM
10/10/45	5.176%	2,850,000	3,031,283
Commercial Mortgage Pass-Through Certificates Series 2014-BBG Class A (a)(b)(d)
03/15/17	0.955%	7,500,000	7,504,417
Commercial Mortgage Trust Series 2014-CR15 Class B (b)(d)
02/10/47	4.719%	5,675,000	5,975,684
GS Mortgage Securities Corp. II (b)(d)
Series 2004-GG2 Class A6
08/10/38	5.396%	3,056,555	3,062,013
GS Mortgage Securities Corp. II (d)
Series 2005-GG4 Class A4
07/10/39	4.761%	7,291,498	7,507,341
Series 2005-GG4 Class A4A
07/10/39	4.751%	10,489,696	10,784,541
GS Mortgage Securities Trust Series 2012-ALOH Class C (a)(b)(d)
04/10/34	4.129%	4,600,000	4,631,022
Greenwich Capital Commercial Funding Corp. (b)(d)
Series 2005-GG3 Class A4
08/10/42	4.799%	3,500,000	3,558,541
Series 2005-GG3 Class AJ
08/10/42	4.859%	1,900,000	1,945,837
Irvine Core Office Trust (a)(b)(d)
Series 2013-IRV Class A2
05/15/48	3.174%	10,450,000	10,150,472

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Irvine Core Office Trust (a)(d)
Series 2013-IRV Class A1
05/15/48	2.068%	$3,432,336	$3,376,763
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16 Class A4 (d)
12/15/46	4.166%	2,675,000	2,780,176
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16 Class AS (d)
12/15/46	4.517%	4,800,000	5,055,540
LB-UBS Commercial Mortgage Trust (b)(d)
Series 2004-C4 Class A4
06/15/29	6.000%	633,140	633,574
Series 2004-C8 Class AJ
12/15/39	4.858%	1,250,000	1,281,024
Series 2005-C5 Class AM
09/15/40	5.017%	7,000,000	7,339,759
Series 2005-C7 Class AM
11/15/40	5.263%	5,130,000	5,461,896
LB-UBS Commercial Mortgage Trust (d)
Series 2004-C1 Class A4
01/15/31	4.568%	721,287	736,839
Series 2005-C2 Class A4
04/15/30	4.998%	1,900,716	1,917,898
Series 2005-C3 Class A5
07/15/30	4.739%	2,231,687	2,298,145
Morgan Stanley Capital I Trust Series 2005-T19 Class A4A (d)
06/12/47	4.890%	14,175,004	14,746,753
Morgan Stanley Capital I, Inc. Series 2005-T17 Class A5 (d)
12/13/41	4.780%	15,571,221	15,862,573
VNDO Mortgage Trust Series 2013-PENN Class A (a)(d)
12/13/29	3.808%	5,500,000	5,688,516
VNO Mortgage Trust Series 2013-PENN Class D (a)(b)(d)
12/13/29	3.947%	9,250,000	9,069,934
Wachovia Bank Commercial Mortgage Trust (b)(d)
Series 2004-C12 Class A4
07/15/41	5.398%	2,703,229	2,711,528
Wachovia Bank Commercial Mortgage Trust (d)
Series 2004-C15 Class A3
10/15/41	4.502%	150,773	151,581
Series 2004-C15 Class A4
10/15/41	4.803%	13,475,500	13,674,803

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $177,990,967)			$176,083,336

Asset-Backed Securities - Non-Agency 1.6%
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2010-5A Class A
03/20/17	3.150%	6,900,000	7,163,566
Series 2012-1A Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
08/20/16	2.054%	$6,700,000	$6,790,571
Barclays Dryrock Issuance Trust Series 2014-1 Class A (b)
12/16/19	0.530%	7,825,000	7,825,094
Chase Issuance Trust Series 2007-B1 Class B1 (b)
04/15/19	0.405%	8,450,000	8,379,620
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.704%	7,200,000	7,222,977
Series 2014-1 Class A
04/10/28	0.572%	7,000,000	7,000,000
TAL Advantage V LLC Series 2013-2A Class A (a)
11/20/38	3.550%	4,833,333	4,851,357
US Airways Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A
05/15/27	3.950%	1,690,000	1,702,675

Total Asset-Backed Securities - Non-Agency (Cost: $50,945,891)			$50,935,860

U.S. Treasury Obligations 27.5%
U.S. Treasury
04/15/14	1.250%	20,000,000	20,009,221
10/15/14	0.500%	34,000,000	34,075,718
01/31/15	2.250%	20,000,000	20,353,120
03/15/15	0.375%	20,000,000	20,043,760
05/31/15	0.250%	60,000,000	60,065,625
06/30/15	1.875%	45,000,000	45,950,985
07/31/15	1.750%	15,000,000	15,312,300
06/30/16	1.500%	2,000,000	2,041,876
07/31/16	1.500%	33,200,000	33,902,910
11/30/16	0.875%	16,800,000	16,857,758
01/31/17	0.875%	43,100,000	43,153,875
02/28/17	0.875%	38,000,000	38,002,964
06/30/17	0.750%	6,000,000	5,943,750
07/31/17	0.500%	22,000,000	21,578,898
07/31/17	2.375%	14,100,000	14,695,951
10/31/17	0.750%	50,800,000	49,978,965
10/31/17	1.875%	3,500,000	3,583,125
01/31/18	0.875%	61,000,000	60,008,750
05/31/18	1.000%	50,210,000	49,292,111
06/30/18	1.375%	11,040,000	10,988,245
07/31/18	1.375%	52,000,000	51,691,224
09/30/18	1.375%	27,400,000	27,153,838
10/31/18	1.250%	56,500,000	55,599,503
11/30/18	1.250%	34,000,000	33,405,000
11/30/18	1.375%	11,800,000	11,667,250
08/15/26	6.750%	2,900,000	4,061,360
02/15/31	5.375%	36,950,000	47,267,142
02/15/40	4.625%	800,000	959,125
05/15/41	4.375%	1,200,000	1,387,126
11/15/42	2.750%	42,800,000	36,466,938
05/15/43	2.875%	3,150,000	2,749,359
U.S. Treasury (e)

Issuer	Coupon Rate		Principal Amount	Value

U.S. Treasury Obligations (continued)
11/15/15	0.375%	$30,000,000		$30,045,690

Total U.S. Treasury Obligations (Cost: $882,139,557)				$868,293,462

U.S. Government & Agency Obligations 1.2%
Federal National Mortgage Association
11/15/30	6.625%		27,260,000	37,457,584

Total U.S. Government & Agency Obligations (Cost: $36,652,506)				$37,457,584

Foreign Government Obligations(f)(g) 10.0%
BELGIUM 2.6%
Belgium Government Bond Senior Unsecured
09/28/22	4.250%	EUR	49,890,000	81,777,443
BRAZIL 0.4%
Brazilian Government International Bond
Senior Unsecured
01/15/19	5.875%		2,670,000	3,003,750
01/22/21	4.875%		1,870,000	1,987,983
01/05/23	2.625%		2,120,000	1,876,200
Petrobras International Finance Co.
01/20/20	5.750%		2,140,000	2,233,783
01/27/21	5.375%		3,470,000	3,508,886
Total				12,610,602
CHILE 0.1%
Chile Government International Bond
Senior Unsecured
09/14/21	3.250%		1,600,000	1,604,000
10/30/42	3.625%		800,000	662,000
Total				2,266,000
COLOMBIA 0.1%
Colombia Government International Bond
Senior Unsecured
07/12/21	4.375%		3,450,000	3,588,000
01/18/41	6.125%		680,000	761,649
Total				4,349,649
GERMANY 0.2%
KFW
Government Guaranteed
06/01/16	2.000%		3,110,000	3,205,011
10/04/22	2.000%		2,000,000	1,878,318
Total				5,083,329

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)
ITALY 0.1%
Republic of Italy Senior Unsecured
09/27/23	6.875%		$1,900,000	$2,304,130
MEXICO 0.6%
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%		655,000	728,687
03/19/19	5.950%		4,720,000	5,487,000
01/15/20	5.125%		2,900,000	3,226,250
01/11/40	6.050%		1,210,000	1,376,375
03/08/44	4.750%		3,940,000	3,743,000
Pemex Project Funding Master Trust
03/05/20	6.000%		1,635,000	1,841,419
06/15/35	6.625%		470,000	521,700
Petroleos Mexicanos
01/24/22	4.875%		960,000	1,003,200
01/30/23	3.500%		670,000	630,470
06/02/41	6.500%		850,000	930,750
06/27/44	5.500%		700,000	675,500
Total				20,164,351
NETHERLANDS —%
Petrobras Global Finance BV
05/20/43	5.625%		1,200,000	1,014,659
NORWAY 2.0%
Norway Government Bond
05/25/21	3.750%	NOK	329,000,000	59,061,538
Statoil ASA
01/17/23	2.450%		2,750,000	2,578,001
05/15/43	3.950%		540,000	502,312
11/08/43	4.800%		590,000	630,241
Total				62,772,092
PERU 0.1%
Peruvian Government International Bond
Senior Unsecured
03/14/37	6.550%		780,000	937,950
11/18/50	5.625%		1,200,000	1,275,000
Total				2,212,950
PHILIPPINES 0.2%
Philippine Government International Bond
Senior Unsecured
01/15/21	4.000%		2,640,000	2,775,300
10/23/34	6.375%		1,320,000	1,640,100
Total				4,415,400
POLAND 0.1%
Poland Government International Bond

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (f)(g) (continued)
POLAND (CONTINUED)
Senior Unsecured
07/16/15	3.875%	$530,000		$551,200
04/21/21	5.125%	1,095,000		1,214,081
03/17/23	3.000%	1,600,000		1,496,468
Total				3,261,749
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	1,030,000		1,019,700
SOUTH KOREA 0.1%
Korea Development Bank (The)
Senior Unsecured
03/09/16	3.250%	1,450,000		1,510,848
09/09/16	4.000%	1,550,000		1,649,139
Total				3,159,987
SPAIN 1.3%
Spain Government Bond Senior Unsecured (a)
10/31/23	4.400%	EUR	26,170,000	39,673,901
SWEDEN 1.2%
Sweden Government Bond
06/01/22	3.500%	SEK	222,000,000	38,272,302
TURKEY —%
Turkey Government International Bond Senior Unsecured
03/23/23	3.250%	1,190,000		1,041,250
UNITED KINGDOM 0.9%
United Kingdom Gilt
12/07/42	4.500%	GBP	14,210,000	28,095,397
URUGUAY —%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%	760,000		615,600

Total Foreign Government Obligations (Cost: $308,169,342)				$314,110,491

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 2.6%
California 0.4%
Bay Area Toll Authority Revenue Bonds Build America Bonds Series 2010-S1
04/01/40	6.918%	$725,000	$953,179
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	1,550,000	2,115,238
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	900,000	1,055,016
San Diego County Regional Airport Authority Revenue Bonds Taxable Senior Consolidated Rental Car Facility Series 2014
07/01/43	5.594%	935,000	972,952
San Francisco City & County Public Utilities Commission Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%	1,050,000	1,251,894
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	2,220,000	2,585,146
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%	1,300,000	1,746,771
Series 2010
11/01/40	7.600%	1,245,000	1,753,371
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,000,000	1,394,200
University of California Revenue Bonds Taxable General Series 2013-AJ
05/15/31	4.601%	1,000,000	1,075,780
Total			14,903,547
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Pension Bonds Series 2003
06/01/33	5.100%	3,720,000	3,672,942

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Kentucky 0.1%
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	$2,050,000	$2,347,373
Maryland —%
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	994,067
Missouri 0.1%
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,700,000	1,927,681
New Jersey 0.1%
New Jersey State Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/40	7.414%	1,275,000	1,789,896
Series 2010A
01/01/41	7.102%	1,520,000	2,065,285
Rutgers, The State University of New Jersey Revenue Bonds Build America Bonds Series 2010-H
05/01/40	5.665%	400,000	471,104
Total			4,326,285
New York 0.3%
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,166,381
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/40	6.687%	1,000,000	1,280,040
11/15/40	6.814%	1,100,000	1,426,073
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,363,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York (continued)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated #168
Series 2011
10/01/51	4.926%	$1,500,000	$1,536,000
Consolidated 174th
Series 2012
10/01/62	4.458%	1,990,000	1,858,919
Total			9,631,093
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	500,000	654,615
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,251,292
Total			1,905,907
Puerto Rico 1.2%
Commonwealth of Puerto Rico (h)
Refunding Unlimited General Obligation Bonds
Public Improvement
Serioes 2012A
07/01/41	5.000%	4,705,000	3,285,313
Unlimited General Obligation Bonds
Series 2014A
07/01/35	8.000%	22,765,000	21,261,599
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012 (h)
07/01/19	5.000%	1,000,000	822,570
Puerto Rico Electric Power Authority (h)
Revenue Bonds
Series 2010XX
07/01/40	5.250%	6,580,000	3,938,393
Series 2012A
07/01/42	5.000%	6,330,000	3,770,085
Series 2014WW
07/01/20	5.500%	2,080,000	1,487,720
Puerto Rico Public Buildings Authority Refunding Revenue Bonds Government Facilites Serioes 2012U (h)
07/01/42	5.250%	3,830,000	2,640,632
Total			37,206,312

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Texas 0.1%
University of Texas System (The) Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	$2,000,000	$2,289,740
Washington 0.1%
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,000,000	3,272,160

Total Municipal Bonds (Cost: $78,427,003)			$82,477,107

		Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.094% (i)(j)		52,009,811	$52,009,811

Total Money Market Funds (Cost: $52,009,811)			$52,009,811

Total Investments (Cost: $3,567,507,173) (k)			$3,587,910,744(l)
Other Assets & Liabilities, Net			(432,879,222)
Net Assets			$3,155,031,522

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	April 10, 2014	82,920,168	112,584,140	—	(1,648,821)
		EUR	USD
HSBC Bank	April 10, 2014	12,940,000	17,768,885	—	(57,593)
		EUR	USD
Barclays Bank PLC	April 10, 2014	5,393,627	8,863,051	—	(128,388)
		GBP	USD
HSBC Bank	April 10, 2014	780,000	1,304,562	4,264	—
		GBP	USD
HSBC Bank	April 10, 2014	10,640,000	17,383,685	—	(353,712)
		GBP	USD
Barclays Bank PLC	April 10, 2014	120,818,425	19,799,094	—	(372,109)
		NOK	USD
Deutshe Bank	April 10, 2014	239,568,267	38,972,475	—	(1,024,570)
		NOK	USD
Deutshe Bank	April 10, 2014	250,032,803	38,566,264	—	(60,097)
		SEK	USD
UBS Securities	April 10, 2014	6,046,151	940,000	5,959	—
		SEK	USD
Deutshe Bank	April 10, 2014	12,144,759	8,880,000	88,558	—
		USD	EUR
Barclays Bank PLC	April 10, 2014	1,100,000	7,089,335	—	(4,803)
		USD	SEK
Total				98,781	(3,650,093)

Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $5,613,085 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(1,648)	USD	(203,528,000)	06/2014	2,001,254	—
US 5YR NOTE	(306)	USD	(36,399,658)	06/2014	297,835	—
US LONG BOND	(291)	USD	(38,766,656)	06/2014	—	(35,516)
US ULTRA T-BOND	(492)	USD	(71,078,625)	06/2014	—	(656,771)
Total					2,299,089	(692,287)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $199,015,684 or 6.31% of net assets.

(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At March 31, 2014, the value of these securities amounted to $37,206,312 or 1.18% of net assets.

(i)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	143,029,403	233,794,410	(324,814,002)	52,009,811	18,173	52,009,811

(k)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $3,567,507,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$53,522,000
Unrealized Depreciation	(33,118,000)
Net Unrealized Appreciation	$20,404,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	880,535,234	—	880,535,234
Residential Mortgage-Backed Securities - Agency	—	936,924,194	—	936,924,194
Residential Mortgage-Backed Securities - Non-Agency	—	171,438,413	—	171,438,413
Commercial Mortgage-Backed Securities - Agency	—	17,645,252	—	17,645,252
Commercial Mortgage-Backed Securities - Non-Agency	—	176,083,336	—	176,083,336
Asset-Backed Securities - Non-Agency	—	49,233,185	1,702,675	50,935,860
U.S. Treasury Obligations	868,293,462	—	—	868,293,462
U.S. Government & Agency Obligations	—	37,457,584	—	37,457,584
Foreign Government Obligations	—	314,110,491	—	314,110,491
Municipal Bonds	—	82,477,107	—	82,477,107
Total Bonds	868,293,462	2,665,904,796	1,702,675	3,535,900,933
Mutual Funds
Money Market Funds	52,009,811	—	—	52,009,811
Total Mutual Funds	52,009,811	—	—	52,009,811
Investments in Securities	920,303,273	2,665,904,796	1,702,675	3,587,910,744
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	98,781	—	98,781
Futures Contracts	2,299,089	—	—	2,299,089
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,650,093)	—	(3,650,093)
Futures Contracts	(692,287)	—	—	(692,287)
Total	921,910,075	2,662,353,484	1,702,675	3,585,966,234

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 97.6%

AUSTRALIA 1.1%
Australia Government Bond Senior Unsecured
08/21/35	2.000%	AUD	$2,707,332	$2,467,938
Australia Government Index-Linked Bond
Senior Unsecured
08/20/15	4.000%	AUD	204,226	198,879
08/20/20	4.000%	AUD	2,409,537	2,616,479
09/20/25	3.000%	AUD	2,800,258	2,970,023
New South Wales Treasury Corp.
11/20/25	2.750%	AUD	11,783,277	11,731,299
Total				19,984,618

CANADA 3.0%
Canadian Government Bond
12/01/31	4.000%	CAD	7,004,088	9,766,981
12/01/36	3.000%	CAD	4,421,944	5,778,728
12/01/41	2.000%	CAD	4,426,840	5,068,073
12/01/44	1.500%	CAD	6,692,079	6,969,058
Secured
12/01/26	4.250%	CAD	21,596,961	28,572,047
Total				56,154,887

FRANCE 9.4%
France Government Bond OAT
07/25/18	0.250%	EUR	9,808,273	13,966,637
07/25/19	1.300%	EUR	16,974,972	25,419,510
07/25/20	2.250%	EUR	17,066,697	27,054,700
07/25/22	1.100%	EUR	2,017,184	2,987,588
07/25/23	2.100%	EUR	9,629,203	15,405,168
07/25/27	1.850%	EUR	4,440,954	7,017,465
07/25/29	3.400%	EUR	12,307,581	23,524,839
07/25/32	3.150%	EUR	7,276,374	13,859,774
07/25/40	1.800%	EUR	25,318,303	41,442,312
French Treasury Note BTAN
07/25/16	0.450%	EUR	5,314,914	7,572,422
Total				178,250,415

GERMANY 10.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	26,374,608	38,310,188
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/16	1.500%	EUR	78,562,297	113,049,150
04/15/20	1.750%	EUR	34,112,043	52,953,824
04/15/23	0.100%	EUR	102,418	141,910
Total				204,455,072

ITALY 2.4%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	26,821,937	38,787,024

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)

ITALY (CONTINUED)
09/15/41	2.550%	EUR	$5,260,510	$7,014,758
Total				45,801,782

JAPAN 2.7%
Japanese Government CPI-Linked Bond
Senior Unsecured
12/10/16	1.100%	JPY	1,000,000,000	10,897,874
06/10/17	1.200%	JPY	806,400,000	8,912,996
12/10/17	1.200%	JPY	150,150,000	1,675,556
09/10/23	0.100%	JPY	2,806,764,000	29,254,046
Total				50,740,472

NEW ZEALAND 0.7%
New Zealand Government Bond Senior Unsecured
09/20/30	3.000%	NZD	16,340,515	14,151,327

SWEDEN 1.4%
Sweden Inflation-Linked Bond
12/01/20	4.000%	SEK	61,895,627	11,853,521
06/01/22	0.250%	SEK	38,028,281	5,776,296
12/01/28	3.500%	SEK	43,693,098	9,194,592
Total				26,824,409

UNITED KINGDOM 24.5%
United Kingdom Gilt Inflation-Linked
11/22/22	1.875%	GBP	12,449,631	25,150,605
07/17/24	2.500%	GBP	16,942,750	36,301,590
11/22/27	1.250%	GBP	21,049,297	41,786,621
07/22/30	4.125%	GBP	19,014,365	53,436,617
11/22/32	1.250%	GBP	20,418,899	42,369,986
03/22/34	0.750%	GBP	22,246,123	42,772,174
01/26/35	2.000%	GBP	3,614,025	8,517,887
11/22/37	1.125%	GBP	24,545,208	52,253,783
03/22/40	0.625%	GBP	13,598,355	26,519,262
11/22/42	0.625%	GBP	12,906,921	25,755,897
11/22/47	0.750%	GBP	13,046,337	27,693,758
03/22/50	0.500%	GBP	12,480,133	25,008,457
03/22/52	0.250%	GBP	5,228,887	9,702,254
11/22/55	1.250%	GBP	10,804,286	28,089,128
03/22/62	0.375%	GBP	2,233,494	4,537,038
03/22/68	0.125%	GBP	280,929	517,702
Senior Unsecured
03/22/29	0.125%	GBP	8,528,361	14,577,547
Total				464,990,306

UNITED STATES 41.6%
U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%		7,106,103	7,306,516
04/15/18	0.125%		41,564,614	42,519,301
07/15/18	1.375%		19,633,975	21,302,863
01/15/19	2.125%		19,055,355	21,279,477
07/15/19	1.875%		23,877,076	26,574,446

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)

UNITED STATES (CONTINUED)
01/15/20	1.375%		$20,736,381	$22,409,869
07/15/20	1.250%		26,466,158	28,521,414
01/15/21	1.125%		33,191,693	35,235,056
07/15/21	0.625%		14,426,254	14,853,401
01/15/22	0.125%		32,865,300	32,197,740
07/15/22	0.125%		44,919,110	43,999,661
01/15/23	0.125%		52,005,661	50,319,534
07/15/23	0.375%		51,669,736	51,104,572
01/15/24	0.625%		85,213,350	77,554,226
01/15/25	2.375%		32,922,403	38,768,698
01/15/26	2.000%		27,224,505	30,999,782
01/15/27	2.375%		24,509,321	29,095,236
01/15/28	1.750%		16,190,120	17,938,151
01/15/29	2.500%		37,255,452	45,242,090
04/15/32	3.375%		6,062,064	8,378,912
02/15/40	2.125%		33,717,499	40,371,445
02/15/41	2.125%		6,168,566	7,412,402
02/15/42	0.750%		72,542,341	63,213,831
02/15/43	0.625%		18,033,770	15,100,469
02/15/44	1.375%		12,957,509	17,831,746
Total				789,530,838

Total Inflation-Indexed Bonds (Cost: $1,797,802,617)				$1,850,884,126

Foreign Government Obligations(a)(b) 1.5%

BRAZIL —%
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	1,291,000	552,609

GREECE —%
Hellenic Republic Government Bond Senior Unsecured (c)(d)
10/15/42	0.000%	EUR	12,871,600	239,389

MEXICO 1.5%
Mexican Bonos
12/17/15	8.000%	MXN	348,130,000	28,438,185

Total Foreign Government Obligations (Cost: $28,761,372)				$29,230,183

Issuer	Notional ($)/ Contracts	Exercise Price		Expiration Date	Value

Options Purchased Calls 0.1%

Call - OTC 3-Year Interest Rate Swap(e)
	86,400,000	2		01/07/15	$771,837
EUR Call / USD Put
	27,960,000	1.41	(f)	04/16/14	12,364
	14,060,000	1.40	(f)	04/07/14	6,063

Total Options Purchased Calls (Cost: $1,016,487)					$790,264

Options Purchased Puts 0.1%

Put - OTC 10-Year Interest Rate Swap(e)
	33,400,000	3.15		04/23/14	15,341
Put - OTC 3-Year Interest Rate Swap(e)
	86,400,000	—		01/07/15	709,188
US 10 YR Note Jun 14 Futures
	604	123.50		04/25/14	386,938
	604	121.50		04/25/14	66,063
USD Put / MXN Call
	9,815,000	12.90		04/24/14	33,037
	9,815,000	13.10		04/24/14	96,246
US 30 YR Bond Jun 14 Futures
	665	133.00		05/23/14	955,937

Total Options Purchased Puts (Cost: $2,338,963)					$2,262,750

				Shares	Value

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 0.094% (g)(h)(i)				12,445,190	12,445,190

Total Money Market Funds (Cost: $12,445,190)					$12,445,190

Total Investments
(Cost: $1,842,364,629) (j)					$1,895,612,513(k)
Other Assets & Liabilities, Net					593,981
Net Assets					$1,896,206,494

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	4/15/2014	17,205,000	91,931,769	—	(596,201)
		AUD	NOK
Citigroup Global Markets Inc.	4/15/2014	16,990,000	23,594,981	189,372	—
		EUR	USD
Deutsche Bank Securities Inc.	4/15/2014	889,530,000	8,658,010	39,172	—
		JPY	USD
Deutsche Bank Securities Inc.	4/15/2014	55,834,000	4,201,886	—	(70,496)
		MXN	USD
Citigroup Global Markets Inc.	4/15/2014	6,813,652	1,275,000	44,028	—
		NOK	AUD
Deutsche Bank Securities Inc.	4/15/2014	1,140,000	190,836	545	—
		NOK	USD
Deutsche Bank Securities Inc.	4/15/2014	384,764	39,535,000	—	(1,701)
		USD	JPY
Deutsche Bank Securities Inc.	4/15/2014	18,829,381	250,990,000	376,209	—
		USD	MXN
Deutsche Bank Securities Inc.	4/15/2014	4,949,452	5,870,000	139,384	—
		USD	NZD
Deutsche Bank Securities Inc.	4/22/2014	22,632,000	19,829,774	—	(1,130,324)
		AUD	USD
Deutsche Bank Securities Inc.	4/22/2014	420,000	380,337	595	—
		CAD	USD
Deutsche Bank Securities Inc.	4/22/2014	66,511,000	60,012,776	—	(123,034)
		CAD	USD
Citigroup Global Markets Inc.	4/22/2014	100,600,000	138,749,431	163,867	—
		EUR	USD
Deutsche Bank Securities Inc.	4/22/2014	1,105,000	1,522,909	671	—
		EUR	USD
Citigroup Global Markets Inc.	4/22/2014	90,000,000	148,413,510	—	(1,607,161)
		GBP	USD
Deutsche Bank Securities Inc.	4/22/2014	3,540,000	5,900,826	10	—
		GBP	USD
Deutsche Bank Securities Inc.	4/22/2014	1,880,000	3,127,594	—	(6,171)
		GBP	USD
Citigroup Global Markets Inc.	4/22/2014	5,290,000,000	51,774,120	516,268	—
		JPY	USD
Citigroup Global Markets Inc.	4/22/2014	373,415,000	27,953,756	—	(604,286)
		MXN	USD
Citigroup Global Markets Inc.	4/22/2014	7,730,000	6,383,171	—	(314,282)
		NZD	USD
Deutsche Bank Securities Inc.	4/22/2014	7,730,000	6,387,531	—	(309,922)
		NZD	USD
Deutsche Bank Securities Inc.	4/22/2014	188,292,000	29,033,545	—	(49,296)
		SEK	USD
Deutsche Bank Securities Inc.	4/22/2014	2,169,830	14,180,000	20,357	—
		USD	SEK
Citigroup Global Markets Inc.	5/9/2014	72,740,000	98,622,783	—	(1,579,927)
		EUR	USD
Deutsche Bank Securities Inc.	5/9/2014	144,205,000	197,106,604	—	(1,542,445)
		EUR	USD
Citigroup Global Markets Inc.	5/9/2014	60,085,000	98,906,579	—	(1,235,928)
		GBP	USD
Deutsche Bank Securities Inc.	5/9/2014	123,776,133	203,761,489	—	(2,533,799)
		GBP	USD
Total				1,490,478	(11,704,973)

Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $5,549,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO$	256	USD	62,108,800	09/2017	—	(32,753)
CALL OPTION ON EURO-BUND JUN 2014 FUTURES (STRIKE @ EUR 143.00)	155	EUR	262,649	05/2014	30,220	—
EURO$ 90 DAY	(256)	USD	(63,433,600)	09/2015	95,273	—
EURO-BUND	(73)	EUR	(14,419,500)	06/2014	7,116	—
JPN 10YR BOND (OSE)	(25)	JPY	(35,028,823)	06/2014	36,258	—
LONG GILT	683	GBP	124,717,818	06/2014	502,765	—
PUT OPTION ON EURO-BUND JUN 2014 FUTURES (STRIKE @ EUR 143.00)	155	EUR	181,505	05/2014	—	(161,535)
US 10YR NOTE	(117)	USD	(14,449,500)	06/2014	—	(5,625)
US 2YR NOTE	253	USD	55,549,313	06/2014	—	(65,690)
US 5YR NOTE	1,199	USD	142,624,803	06/2014	143,799	—
US LONG BOND	(960)	USD	(127,890,000)	06/2014	—	(34,898)
US ULTRA T-BOND	(158)	USD	(22,826,063)	06/2014	—	(375,682)
Total					815,431	(676,183)

Open Options Contracts Written at March 31, 2014

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Put - OTC 10-Year Interest Rate Swap(l)	Put	50,100,000	3.85	703,582	01/2015	366,190
Put - OTC 10-Year Interest Rate Swap(l)	Put	18,400,000	3.80	224,940	02/2015	179,284
USD Put / MXN Call	Put	9,815,000	13.10	94,028	04/2014	96,246
US 10-Year Note Jun 2014 Futures	Put	1,208	122.50	281,373	04/2014	339,750
US 30-Year Bond Jun 2014 Futures	Put	665	130.00	196,458	05/2014	311,719
USD Call / MXN Put	Call	9,815,000	14.35	91,280	04/2014	98
NZD Call / USD Put	Call	9,280,000	0.85	69,518	05/2014	184,896
Call - OTC 10-Year Interest Rate Swap(l)	Call	18,400,000	2.80	224,940	02/2015	194,878
EUR Call / USD Put	Call	14,060,000	1.40	63,140	04/2014	6,063
Total						1,679,124

Interest Rate Swap Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $2,515,000 was pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	3.584	3/3/2044	USD	5,600,000	(136)	—	(58,880)
Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	3.583	3/3/2044	USD	5,500,000	(133)	—	(56,482)
Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	1.695	8/31/2018	USD	124,100,000	(2,149)	—	(50,845)
Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	1.696	8/31/2018	USD	16,200,000	(281)	—	(7,264)
Total								—	(173,471)

*Centrally cleared swap contract.

Total Return Swap Contracts Outstanding at March 31, 2014

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.04%	7/2/2018	GBP	35,000,000	79,736	—
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.31%	7/2/2023	GBP	20,000,000	—	(208,615)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.27%	12/12/2021	GBP	29,000,000	—	(171,056)
Total						79,736	(379,671)

Inflation Indexed Floors Outstanding at March 31, 2014

Reference Entity	Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Value	Premiums (Paid) Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	Deutsche Bank	Referenced index on expiration date if index exceeds premium amount paid, or $0	Premium equivalent to the referenced index plus 0.155%	November 15, 2015	EUR	22,425,000	39,825	(46,891)	—	(7,066)
Total									—	(7,066)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Zero coupon bond.
(d)	Variable rate security.
(e)	Purchased swaption contracts outstanding at March 31, 2014:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 3-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	1.660	1/9/2018	86,400,000	873,158	709,188
Call - OTC 3-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	1.660	1/9/2018	86,400,000	890,330	771,837
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	3.150	4/25/2024	33,400,000	271,609	15,341
Total							2,035,098	1,496,366

(f)	Exercise prices are stated in foreign currency.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	60,890,759	216,584,809	(265,030,378)	12,445,190	12,794	12,445,190

(i)	At March 31, 2014, cash or short-term securities were designated to cover open put and/or call options written.
(j)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $1,842,365,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$113,530,000
Unrealized Depreciation	(60,282,000)
Net Unrealized Appreciation	$53,248,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(l)	Written swaption contracts outstanding at March 31, 2014.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.850	1/27/2025	(50,100,000.00)	(703,582)	(366,191)
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.800	2/25/2025	(18,400,000.00)	(224,940)	(179,284)
Call - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.800	2/25/2025	(18,400,000.00)	(224,940)	(194,878)
Total							(1,153,462)	(740,353)

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Inflation-Indexed Bonds	—	1,850,884,126	—	1,850,884,126
Foreign Government Obligations	—	29,230,183	—	29,230,183
Total Bonds	—	1,880,114,309	—	1,880,114,309
Other
Options Purchased Puts	1,408,938	853,812	—	2,262,750
Options Purchased Calls	—	790,264	—	790,264
Total Other	1,408,938	1,644,076	—	3,053,014
Mutual Funds
Money Market Funds	12,445,190	—	—	12,445,190
Total Mutual Funds	12,445,190	—	—	12,445,190
Investments in Securities	13,854,128	1,881,758,385	—	1,895,612,513
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,490,478	—	1,490,478
Futures Contracts	785,211	—	—	785,211
Swap Contracts	—	79,736	—	79,736
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11,704,973)	—	(11,704,973)
Futures Contracts	(514,648)	—	—	(514,648)
Options Contracts Written	(1,095,623)	(1,027,655)	—	(2,123,278)
Swap Contracts	—	(553,142)	—	(553,142)
Inflation Indexed Floors	—	(7,066)	—	(7,066)
Total	13,029,068	1,870,035,763	—	1,883,064,831

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.5%

AUSTRALIA 4.1%
Amcor Ltd.	560,000	$5,410,704
Austbrokers Holdings Ltd.	145,000	1,385,072
Beadell Resources Ltd. (a)	4,538,868	2,543,856
Challenger Ltd.	869,145	5,171,120
Domino’s Pizza Enterprises Ltd.	285,555	5,299,447
Insurance Australia Group Ltd.	1,200,000	6,206,483
SAI Global Ltd.	870,000	3,313,575
Total		29,330,257
BELGIUM 0.3%
EVS Broadcast Equipment SA	37,025	2,398,882
BRAZIL 1.3%
Linx SA	130,000	2,567,342
Localiza Rent a Car SA	326,400	4,738,482
Odontoprev SA	489,600	1,965,737
Total		9,271,561
CAMBODIA 0.7%
NagaCorp Ltd.	4,895,670	5,110,945
CANADA 3.9%
AG Growth International, Inc.	43,568	1,844,398
Baytex Energy Corp.	59,713	2,458,739
Black Diamond Group Ltd.	62,994	1,951,646
CAE, Inc.	269,810	3,551,095
CCL Industries, Inc., Class B	83,020	7,113,211
DeeThree Exploration Ltd. (a)	176,912	1,517,074
Horizon North Logistics, Inc.	160,931	1,216,991
Onex Corp.	55,282	3,069,389
ShawCor Ltd.	87,173	3,635,165
Trilogy Energy Corp.	67,000	1,643,030
Total		28,000,738
CHILE 0.3%
Sociedad Quimica y Minera de Chile SA, ADR	72,262	2,293,596
CHINA 2.6%
AMVIG Holdings Ltd.	3,034,000	1,161,399
Biostime International Holdings Ltd.	330,000	2,267,397
Bitauto Holdings Ltd. ADR (a)	52,439	1,879,414
Sihuan Pharmaceutical Holdings Group Ltd.	1,592,000	1,923,229
Soufun Holdings Ltd., ADR	26,218	1,793,835
Want Want China Holdings Ltd.	956,000	1,430,294

Issuer	Shares	Value

Common Stocks (continued)

CHINA (CONTINUED)
WuXi PharmaTech (Cayman), Inc. ADR (a)	215,000	$7,924,900
Total		18,380,468
DENMARK 2.0%
Jyske Bank A/S (a)	61,735	3,392,415
Novozymes A/S, Class B	112,402	4,942,548
SimCorp A/S	144,866	5,880,875
Total		14,215,838
FINLAND 1.3%
Konecranes OYJ	61,000	1,943,767
Tikkurila Oyj	145,000	3,415,882
Vacon PLC	101,050	4,259,872
Total		9,619,521
FRANCE 2.5%
Eurofins Scientific SE	12,300	3,681,321
Hi-Media SA (a)	150,963	484,580
Neopost SA	116,600	9,207,537
Norbert Dentressangle SA	14,101	2,309,780
Saft Groupe SA	61,000	2,132,009
Total		17,815,227
GERMANY 3.3%
Aurelius AG	67,897	2,582,592
Deutsche Beteiligungs AG	6,216	172,811
ElringKlinger AG	52,500	2,069,264
MTU Aero Engines AG	25,800	2,397,755
Norma Group SE	69,480	3,681,835
Rational AG	12,099	4,308,725
TAG Immobilien AG	203,270	2,520,313
Wirecard AG	135,679	5,629,974
Total		23,363,269
GUATEMALA 0.4%
Tahoe Resources, Inc. (a)	137,664	2,910,183
HONG KONG 3.6%
Kingboard Chemical Holdings Ltd.	523,000	1,022,678
Lifestyle International Holdings Ltd.	900,000	1,830,980
Melco Crown Entertainment Ltd., ADR (a)	210,000	8,116,500
Melco International Development Ltd.	1,631,890	5,486,667
MGM China Holdings Ltd.	846,400	2,990,370
Newocean Energy Holdings Ltd.	1,540,000	1,195,298
Sa Sa International Holdings Ltd.	3,300,000	2,651,926

Issuer	Shares	Value

Common Stocks (continued)

HONG KONG (CONTINUED)
Vitasoy International Holdings Ltd.	1,632,000	$2,371,999
Total		25,666,418
INDIA 2.1%
Adani Ports and Special Economic Zone Ltd.	615,361	1,935,430
Asian Paints Ltd.	289,795	2,661,174
Bosch Ltd.	7,560	1,380,974
Colgate-Palmolive Co.	77,862	1,789,779
Redington India Ltd.	1,097,000	1,450,420
SKIL Ports & Logistics Ltd. (a)	113,798	139,443
United Breweries Ltd.	141,687	1,957,382
Zee Entertainment Enterprises Ltd.	844,429	3,840,668
Total		15,155,270
INDONESIA 1.8%
Archipelago Resources PLC (b)(c)(d)	2,837,329	2,554,337
PT Ace Hardware Indonesia Tbk	35,000,000	2,319,723
PT Arwana Citramulia Tbk	12,959,700	1,081,608
PT Matahari Department Store Tbk (a)	1,228,000	1,509,645
PT Mayora Indah Tbk	473,667	1,259,048
PT MNC Sky Vision Tbk	4,190,000	884,230
PT Surya Citra Media Tbk	4,950,000	1,400,114
PT Tower Bersama Infrastructure Tbk (a)	4,137,000	2,193,400
Total		13,202,105
ISRAEL 0.5%
Caesarstone Sdot-Yam Ltd.	69,314	3,769,295
ITALY 0.4%
Pirelli & C SpA	168,000	2,638,474
JAPAN 19.5%
Aeon Mall Co., Ltd.	82,000	2,100,799
Aica Kogyo Co., Ltd.	145,000	3,233,107
Ain Pharmaciez, Inc.	45,097	2,084,985
Aozora Bank Ltd.	953,000	2,713,390
Ariake Japan Co., Ltd.	127,000	2,947,599
Asahi Diamond Industrial Co., Ltd.	181,000	2,302,619
Benesse Holdings, Inc.	95,400	3,648,894
Daiseki Co., Ltd.	139,000	2,403,784
Disco Corp.	34,400	2,140,959
Doshisha Co., Ltd.	137,000	2,111,033
Familymart Co., Ltd.	45,000	1,978,922
Global One REIT	338	993,822
Glory Ltd.	131,400	3,603,218

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)
Hamamatsu Photonics KK	52,000	$2,345,856
Hikari Tsushin, Inc.	22,700	1,917,129
Hirose Electric Co., Ltd.	17,800	2,447,203
Hoshizaki Electric Co., Ltd.	66,000	2,492,533
Icom, Inc.	71,000	1,627,691
Industrial & Infrastructure Fund Investment Corp.	255	2,098,533
ITOCHU Techno-Solutions Corp.	50,000	2,111,663
Japan Airport Terminal Co., Ltd.	127,000	3,293,749
Jin Co. Ltd.	81,000	2,417,839
Kansai Paint Co., Ltd.	390,811	5,563,824
Kenedix Office Investment Corp.	510	2,529,096
Kintetsu World Express, Inc.	70,400	3,128,037
LifeNet Insurance Co. (a)	138,000	568,302
Makita Corp.	54,000	2,972,896
Milbon Co., Ltd.	50,160	1,667,647
Miraca Holdings, Inc.	4,955	217,061
MISUMI Group, Inc.	90,000	2,493,776
MonotaRO Co., Ltd	85,000	2,155,960
Mori Hills REIT Investment Corp.	482	637,312
Nabtesco Corp.	138,600	3,199,160
Nakanishi, Inc.	85,000	2,720,271
NGK Insulators Ltd.	134,000	2,795,469
NGK Spark Plug Co., Ltd.	116,000	2,606,754
Nihon Parkerizing Co., Ltd.	91,990	2,123,684
Nippon Kayaku Co., Ltd.	234,000	2,630,502
Nippon Paint Co., Ltd	143,000	2,165,234
Nippon Prologis REIT, Inc.	1,075	2,169,960
NOF Corp.	382,000	2,762,958
Obic Co., Ltd.	67,000	2,114,270
Omron Corp.	60,000	2,482,604
ORIX JREIT, Inc.	2,810	3,508,235
OSG Corp.	138,000	2,390,610
Park24 Co., Ltd.	183,000	3,477,211
Rinnai Corp.	44,000	3,870,330
Rohto Pharmaceutical Co., Ltd.	44,400	784,025
Sanrio Co., Ltd.	64,000	2,160,310
Santen Pharmaceutical Co., Ltd.	57,700	2,553,059
Seven Bank Ltd.	615,000	2,413,505
Shimano, Inc.	25,000	2,514,668
Start Today Co., Ltd.	74,300	1,900,761
Suruga Bank Ltd.	142,000	2,501,411
Tamron Co., Ltd.	96,000	2,268,023
Toyo Suisan Kaisha Ltd.	64,400	2,151,857
Ushio, Inc.	198,900	2,569,416
Wacom Co., Ltd.	347,000	2,431,635
Total		140,215,160

Issuer	Shares	Value

Common Stocks (continued)

KAZAKHSTAN 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR	435,268	$3,612,724
MALAYSIA 0.2%
Aeon Co., Bhd	400,000	1,761,445
MEXICO 1.6%
Genomma Lab Internacional SA de CV, Class B (a)	1,329,000	3,419,334
Gruma SAB de CV (a)	302,000	2,498,257
Grupo Aeroportuario del Sureste SAB de CV, ADR	18,000	2,207,520
Qualitas Controladora SAB de CV	1,364,000	3,711,025
Total		11,836,136
NETHERLANDS 3.3%
Aalberts Industries NV	215,427	7,508,608
Arcadis NV	90,429	3,477,636
Core Laboratories NV	12,136	2,408,268
Gemalto NV	43,380	5,052,316
Koninklijke Vopak NV	35,523	1,983,467
TKH Group NV	99,722	3,482,633
Total		23,912,928
NEW ZEALAND 0.8%
Auckland International Airport Ltd.	979,043	3,239,112
SKYCITY Entertainment Group Ltd.	700,000	2,389,110
Total		5,628,222
NORWAY 1.1%
Atea ASA	224,478	2,464,917
Orkla ASA	365,000	3,111,869
Subsea 7 SA	116,000	2,156,184
Total		7,732,970
PHILIPPINES 1.0%
Melco Crown Philippines Resorts Corp. (a)	5,200,000	1,510,131
Puregold Price Club, Inc.	1,639,000	1,610,149
Robinsons Retail Holdings, Inc. (a)	1,039,230	1,575,791
Security Bank Corp.	591,600	1,398,354
SM Prime Holdings, Inc.	1,891,500	617,963
Universal Robina Corp.	125,090	396,940
Total		7,109,328
RUSSIAN FEDERATION 0.7%
Yandex NV, Class A (a)	172,637	5,211,911

Issuer	Shares	Value

Common Stocks (continued)

SINGAPORE 2.6%
Ascendas Real Estate Investment Trust	1,141,000	$2,053,797
CDL Hospitality Trusts	1,631,900	2,151,255
Mapletree Commercial Trust	3,385,000	3,290,541
Mapletree Greater China Commercial Trust	3,500,000	2,270,676
Mapletree Industrial Trust	1,011,000	1,099,077
Mapletree Logistics Trust	1,659,000	1,379,240
Petra Foods Ltd.	788,000	2,311,567
Singapore Exchange Ltd.	330,000	1,823,647
Super Group Ltd.	849,000	2,352,854
Total		18,732,654
SOUTH AFRICA 4.3%
Coronation Fund Managers Ltd.	1,209,076	11,369,541
Massmart Holdings Ltd.	188,774	2,465,466
Mr. Price Group Ltd.	223,777	3,345,815
Naspers Ltd., Class N	63,409	6,994,624
Northam Platinum Ltd. (a)	734,610	2,716,410
Rand Merchant Insurance Holdings Ltd.	1,558,171	4,262,474
Total		31,154,330
SOUTH KOREA 3.1%
AMOREPACIFIC Group	1,519	731,341
CJ Corp.	21,400	2,741,123
Coway Co., Ltd.	34,933	2,448,302
KCC Corp.	6,297	3,232,526
KEPCO Plant Service & Engineering Co., Ltd.	40,740	2,597,715
LS Industrial Systems Co., Ltd.	45,085	2,851,219
Paradise Co., Ltd	122,874	3,756,186
Samsung Securities Co., Ltd.	70,000	2,574,953
Soulbrain Co., Ltd.	31,000	1,119,108
Total		22,052,473
SPAIN 1.9%
Bolsas y Mercados Españoles SA	63,000	2,563,400
Distribuidora Internacional de Alimentacion SA	609,500	5,568,741
Prosegur Cia de Seguridad SA, Registered Shares	353,000	2,271,069
Viscofan SA	61,000	3,190,450
Total		13,593,660
SWEDEN 3.0%
Hexagon AB, Class B	200,656	6,817,399
Mekonomen AB	90,000	2,482,116

Issuer	Shares	Value

Common Stocks (continued)

SWEDEN (CONTINUED)
Sweco AB, Class B	280,229	$4,686,864
Swedish Match AB	136,000	4,444,170
Unibet Group PLC, SDR	66,000	3,314,123
Total		21,744,672
SWITZERLAND 2.8%
Geberit AG	15,590	5,105,260
Inficon Holding AG	6,310	2,337,566
Partners Group Holding AG	22,564	6,340,023
Sika AG	1,330	5,440,054
Zehnder Group AG	25,227	1,107,186
Total		20,330,089
TAIWAN 3.8%
Advantech Co., Ltd.	393,000	2,552,890
Chroma ATE, Inc.	543,000	1,297,039
CTCI Corp.	1,000,000	1,501,382
Delta Electronics, Inc.	597,000	3,697,364
Far EasTone Telecommunications Co., Ltd.	2,580,000	5,461,334
Ginko International Co., Ltd.	150,000	2,591,717
Hermes Microvision, Inc.	18,000	722,662
Lite-On Technology Corp.	1,009,085	1,508,614
Novatek Microelectronics Corp., Ltd.	370,000	1,700,685
PChome Online, Inc.	175,000	1,313,209
President Chain Store Corp.	255,000	1,799,063
St. Shine Optical Co., Ltd.	151,000	3,375,220
Total		27,521,179
THAILAND 1.1%
Airports of Thailand PCL	380,800	2,283,385
Home Product Center PCL, Foreign Registered Shares	9,518,500	2,864,579
Robinson Department Store PCL, Foreign Registered Shares	1,400,000	2,282,915
Samui Airport Property Fund Leasehold	900,000	444,659
Total		7,875,538
TURKEY 0.2%
Bizim Toptan Satis Magazalari AS	155,687	1,491,603
UNITED KINGDOM 10.9%
Abcam PLC	314,000	2,036,357
Aggreko PLC	88,854	2,223,476
Babcock International Group PLC	205,000	4,603,585

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)
Cable & Wireless Communications PLC	2,982,956	$2,615,817
Charles Taylor PLC	1,790,000	7,758,917
Croda International PLC	83,200	3,531,477
Domino’s Pizza Group PLC	230,851	2,122,521
Elementis PLC	625,753	2,988,837
Fidessa Group PLC	84,574	3,577,108
Halfords Group PLC	280,000	2,155,692
Jardine Lloyd Thompson Group PLC	372,000	6,598,714
Ocado Group PLC (a)	254,628	1,955,261
PureCircle Ltd. (a)	272,284	2,778,102
Rightmove PLC	48,000	2,111,012
Rowan Companies PLC, Class A (a)	59,110	1,990,825
RPS Group PLC	377,338	1,966,501
Shaftesbury PLC	331,917	3,641,079
Smith & Nephew PLC	285,000	4,319,003
Smiths News PLC	857,000	2,168,125
Spirax-Sarco Engineering PLC	127,827	6,158,787
Telecity Group PLC	341,789	3,977,299
WH Smith PLC	210,000	4,211,721
Whitbread PLC	40,253	2,793,026
Total		78,283,242
UNITED STATES 2.0%
Atwood Oceanics, Inc. (a)	47,978	2,417,611
Aveva Group PLC	77,400	2,702,043
FMC Technologies, Inc. (a)	51,258	2,680,281
Hornbeck Offshore Services, Inc. (a)	54,196	2,265,935
Textainer Group Holdings Ltd.	103,803	3,972,541
Total		14,038,411
Total Common Stocks (Cost: $530,166,771)		$686,980,722

	Shares	Value

Money Market Funds 4.3%

Columbia Short-Term Cash Fund, 0.094% (e)(f)	30,709,118	$30,709,118
Total Money Market Funds (Cost: $30,709,118)		$30,709,118
Total Investments
(Cost: $560,875,889) (g)		$717,689,840(h)
Other Assets & Liabilities		1,143,111
Net Assets		$718,832,951

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

Identifies issues considered by the Investment Manager to be illiquid and restricted as to their marketability. The aggregate value of such securities at March 31, 2014 was $2,554,337, representing 0.36% of net assets. Information concerning such security holdings at March 31, 2014 is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources PLC	5-18-2010 - 7-16-2012	2,837,329	2,069,240	$2,554,337

(c)	The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the purchased options received is as follows:

Security	Option Shares	Exercise Price	Expiration Date	Value ($)
Option*	2,837,329	GBP 0.58	August 13, 2014	189,210

GBP - British Pound

*Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016).  After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $2,554,337, which represents 0.36% of net assets.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,476,428	28,064,012	(26,831,322)	30,709,118	7,573	30,709,118

(g)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $560,876,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$176,498,000
Unrealized Depreciation	(19,684,000)
Net Unrealized Appreciation	$156,814,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	8,116,500	115,980,455	—	124,096,955
Consumer Staples	2,498,257	55,735,017	—	58,233,274
Energy	21,016,929	5,334,949	—	26,351,878
Financials	6,780,413	108,916,202	—	115,696,615
Health Care	13,309,970	24,201,263	—	37,511,233
Industrials	19,482,673	131,053,408	—	150,536,081
Information Technology	11,452,503	83,013,357	—	94,465,860
Materials	16,086,285	51,177,653	2,554,337	69,818,275
Telecommunication Services	—	10,270,551	—	10,270,551
Total Equity Securities	98,743,530	585,682,855	2,554,337	686,980,722
Mutual Funds
Money Market Funds	30,709,118	—	—	30,709,118
Total Mutual Funds	30,709,118	—	—	30,709,118
Investments in Securities	129,452,648	585,682,855	2,554,337	717,689,840
Derivatives
Assets
Options	—	—	189,210	189,210
Total	129,452,648	585,682,855	2,743,547	717,879,050

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Variable Portfolio – Columbia Wanger U.S. Equities Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%

CONSUMER DISCRETIONARY 16.1%
Auto Components 3.0%
Dorman Products, Inc. (a)	116,000	$6,850,960
Drew Industries, Inc.	193,000	10,460,600
Total		17,311,560
Distributors 1.3%
Pool Corp.	118,000	7,235,760
Hotels, Restaurants & Leisure 6.0%
Bally Technologies, Inc. (a)	64,000	4,241,280
Choice Hotels International, Inc.	97,000	4,462,000
Domino’s Pizza, Inc.	96,000	7,389,120
Fiesta Restaurant Group, Inc. (a)	132,000	6,017,880
Life Time Fitness, Inc. (a)	130,000	6,253,000
Vail Resorts, Inc.	88,000	6,133,600
Total		34,496,880
Household Durables 1.4%
Cavco Industries, Inc. (a)	101,000	7,923,450
Internet & Catalog Retail 1.1%
HomeAway, Inc. (a)	63,000	2,373,210
Shutterfly, Inc. (a)	92,000	3,926,560
Total		6,299,770
Specialty Retail 3.3%
DSW, Inc., Class A	51,000	1,828,860
GNC Holdings, Inc., Class A	199,000	8,759,980
Pier 1 Imports, Inc.	293,000	5,531,840
Select Comfort Corp. (a)	139,000	2,513,120
Total		18,633,800
TOTAL CONSUMER DISCRETIONARY		91,901,220
CONSUMER STAPLES 2.5%
Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	163,000	11,017,170
Food Products 0.5%
B&G Foods, Inc.	77,000	2,318,470
Boulder Brands, Inc. (a)	34,907	615,061
Total		2,933,531
TOTAL CONSUMER STAPLES		13,950,701
ENERGY 6.0%
Energy Equipment & Services 1.7%
Core Laboratories NV	21,000	4,167,240

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Hornbeck Offshore Services, Inc. (a)	72,000	$3,010,320
ShawCor Ltd.	66,994	2,793,689
Total		9,971,249
Oil, Gas & Consumable Fuels 4.3%
Carrizo Oil & Gas, Inc. (a)	95,000	5,078,700
Laredo Petroleum, Inc. (a)	160,000	4,137,600
PDC Energy, Inc. (a)	69,000	4,295,940
Rice Energy, Inc. (a)	37,500	989,625
Rosetta Resources, Inc. (a)	83,000	3,866,140
SM Energy Co.	58,000	4,134,820
WPX Energy, Inc. (a)	98,000	1,766,940
Total		24,269,765
TOTAL ENERGY		34,241,014
FINANCIALS 16.1%
Banks 7.8%
Associated Banc-Corp.	350,000	6,321,000
City National Corp.	86,000	6,769,920
First Busey Corp.	657,000	3,810,600
Hancock Holding Co.	111,000	4,068,150
Lakeland Financial Corp.	154,000	6,193,880
MB Financial, Inc.	194,000	6,006,240
SVB Financial Group (a)	34,500	4,442,910
TCF Financial Corp.	244,000	4,065,040
Valley National Bancorp	243,000	2,529,630
Total		44,207,370
Capital Markets 3.0%
Eaton Vance Corp.	114,000	4,350,240
SEI Investments Co.	371,000	12,469,310
Total		16,819,550
Insurance 1.3%
Allied World Assurance Co. Holdings AG	24,000	2,476,560
Enstar Group Ltd. (a)	36,000	4,907,160
Total		7,383,720
Real Estate Investment Trusts (REITs) 2.6%
Coresite Realty Corp.	84,000	2,604,000
Education Realty Trust, Inc.	798,000	7,876,260
Kite Realty Group Trust	732,000	4,392,000
Total		14,872,260
Real Estate Management & Development 0.7%
St. Joe Co. (The) (a)	219,000	4,215,750

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 0.7%
TrustCo Bank Corp.	601,000	$4,231,040
TOTAL FINANCIALS		91,729,690
HEALTH CARE 13.3%
Biotechnology 5.9%
Alnylam Pharmaceuticals, Inc. (a)	19,370	1,300,502
Celldex Therapeutics, Inc. (a)	52,400	925,908
Cepheid, Inc. (a)	254,000	13,101,320
Seattle Genetics, Inc. (a)	160,000	7,289,600
Synageva Biopharma Corp. (a)	117,799	9,773,783
Ultragenyx Pharmaceutical, Inc. (a)	29,154	1,425,339
Total		33,816,452
Health Care Equipment & Supplies 0.8%
Sirona Dental Systems, Inc. (a)	64,000	4,778,880
Health Care Providers & Services 0.9%
Envision Healthcare Holdings, Inc. (a)	53,000	1,792,990
HealthSouth Corp.	95,000	3,413,350
Total		5,206,340
Health Care Technology 1.4%
Allscripts Healthcare Solutions, Inc. (a)	431,000	7,770,930
Castlight Health, Inc. (a)	5,000	106,100
Total		7,877,030
Life Sciences Tools & Services 2.5%
Mettler-Toledo International, Inc. (a)	59,000	13,905,120
Pharmaceuticals 1.8%
Akorn, Inc. (a)	327,300	7,200,600
Prestige Brands Holdings, Inc. (a)	93,000	2,534,250
Revance Therapeutics, Inc. (a)	17,754	559,251
Total		10,294,101
TOTAL HEALTH CARE		75,877,923
INDUSTRIALS 29.7%
Aerospace & Defense 3.3%
HEICO Corp., Class A	189,000	8,204,490
Moog, Inc., Class A (a)	163,000	10,678,130
Total		18,882,620
Building Products 0.2%
PGT, Inc. (a)	90,703	1,043,992

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 4.2%
KAR Auction Services, Inc.	200,000	$6,070,000
Knoll, Inc.	253,300	4,607,527
McGrath Rentcorp	256,000	8,949,760
Mobile Mini, Inc.	98,000	4,249,280
Total		23,876,567
Electrical Equipment 2.8%
Acuity Brands, Inc.	57,000	7,556,490
Generac Holdings, Inc.	78,000	4,599,660
Thermon Group Holdings, Inc. (a)	175,000	4,056,500
Total		16,212,650
Machinery 9.3%
Chart Industries, Inc. (a)	4,904	390,113
Donaldson Co., Inc.	350,000	14,840,000
ESCO Technologies, Inc.	128,000	4,504,320
Kennametal, Inc.	199,000	8,815,700
Middleby Corp. (The) (a)	30,000	7,926,300
Nordson Corp.	147,000	10,362,030
Toro Co. (The)	96,000	6,066,240
Total		52,904,703
Marine 0.3%
Kirby Corp. (a)	15,000	1,518,750
Road & Rail 3.5%
Avis Budget Group, Inc. (a)	318,000	15,486,600
Hertz Global Holdings, Inc. (a)	179,000	4,768,560
Total		20,255,160
Trading Companies & Distributors 6.1%
CAI International, Inc. (a)	305,000	7,524,350
MRC Global, Inc. (a)	129,000	3,477,840
Rush Enterprises, Inc., Class A (a)	240,100	7,798,448
Rush Enterprises, Inc., Class B (a)	100,000	2,822,000
Textainer Group Holdings Ltd.	164,000	6,276,280
WESCO International, Inc. (a)	81,000	6,740,820
Total		34,639,738
TOTAL INDUSTRIALS		169,334,180
INFORMATION TECHNOLOGY 11.1%
Electronic Equipment, Instruments & Components 2.8%
IPG Photonics Corp. (a)	133,000	9,453,640
Littelfuse, Inc.	25,000	2,341,000
Rogers Corp. (a)	65,000	4,057,300
Total		15,851,940

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 1.6%
Liquidity Services, Inc. (a)	118,000	$3,073,900
SPS Commerce, Inc. (a)	100,000	6,145,000
Total		9,218,900
IT Services 1.8%
Blackhawk Network Holdings, Inc. (a)	158,000	3,853,620
WEX, Inc. (a)	66,000	6,273,300
Total		10,126,920
Semiconductors & Semiconductor Equipment 0.5%
Ultratech, Inc. (a)	104,000	3,035,760
Software 4.4%
ANSYS, Inc. (a)	98,000	7,547,960
CommVault Systems, Inc. (a)	17,000	1,104,150
Covisint Corp. (a)	27,614	202,411
Exa Corp. (a)	109,632	1,453,720
Informatica Corp. (a)	250,000	9,445,000
Solera Holdings, Inc.	84,000	5,320,560
Total		25,073,801
TOTAL INFORMATION TECHNOLOGY		63,307,321
MATERIALS 2.6%
Chemicals 1.7%
PolyOne Corp.	268,000	9,824,880

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)
Construction Materials 0.9%
Caesarstone Sdot-Yam Ltd.	87,000	$4,731,060
TOTAL MATERIALS		14,555,940
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.5%
inContact, Inc. (a)	97,369	934,743
tw telecom, Inc. (a)	248,000	7,752,480
Total		8,687,223
Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc. (a)	330,000	2,237,400
TOTAL TELECOMMUNICATION SERVICES		10,924,623
Total Common Stocks (Cost: $368,075,843)		$565,822,612

	Shares	Value

Money Market Funds 1.3%

Columbia Short-Term Cash Fund, 0.094% (b)(c)	7,600,108	$7,600,108
Total Money Market Funds (Cost: $7,600,108)		$7,600,108
Total Investments
(Cost: $375,675,951)		$573,422,720(d)
Other Assets & Liabilities, Net		(3,305,742)
Net Assets		$570,116,978

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,810,059	27,464,246	(26,674,197)	7,600,108	1,395	7,600,108

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	91,901,220	—	—	91,901,220
Consumer Staples	13,950,701	—	—	13,950,701
Energy	34,241,014	—	—	34,241,014
Financials	91,729,690	—	—	91,729,690
Health Care	75,877,923	—	—	75,877,923
Industrials	169,334,180	—	—	169,334,180
Information Technology	63,307,321	—	—	63,307,321
Materials	14,555,940	—	—	14,555,940
Telecommunication Services	10,924,623	—	—	10,924,623
Total Equity Securities	565,822,612	—	—	565,822,612
Mutual Funds
Money Market Funds	7,600,108	—	—	7,600,108
Total Mutual Funds	7,600,108	—	—	7,600,108
Total	573,422,720	—	—	573,422,720

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Conservative Portfolio

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 20.9%
Global Real Estate 0.2%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	277,888	$3,354,110
International 4.5%
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	368,255	5,188,720
Variable Portfolio – DFA International Value Fund, Class 1 (a)	883,120	10,270,687
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	1,698,553	23,185,250
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	455,091	6,307,557
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	1,803,555	23,103,538
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	1,962,687	20,804,483
Total		88,860,235
U.S. Large Cap 13.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	3,019,454	43,691,493
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	1,428,895	26,491,723
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	1,594,413	16,661,612
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	781,192	24,623,182
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	419,492	7,001,324
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	1,291,330	22,314,183
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	705,188	11,938,831
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	1,666,727	28,684,368
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	1,328,323	23,219,081
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	1,251,060	21,843,512
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	2,292,382	32,024,575
Total		258,493,884
U.S. Mid Cap 1.3%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	98,002	1,787,564
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	154,235	2,643,595

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	438,880	$7,676,002
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	824,338	14,195,094
Total		26,302,255
U.S. Small Cap 1.9%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	349,612	6,362,939
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	378,073	6,786,414
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	1,137,326	25,783,178
Total		38,932,531
Total Equity Funds (Cost: $335,970,708)		$415,943,015

Fixed-Income Funds 71.8%
Emerging Markets 0.1%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	225,111	2,131,804
Floating Rate 0.6%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	1,188,419	11,919,848
Global Bond 0.2%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	402,578	4,408,233
High Yield 0.6%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	1,204,574	10,805,025
Inflation Protected Securities 2.8%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	6,239,405	55,842,672
Investment Grade 65.2%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)(b)	18,732,397	183,390,168
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	5,817,009	59,508,001
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	15,134,193	159,665,738
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	14,994,302	155,640,855
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	24,026,390	259,485,010
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	23,966,162	258,594,888

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	2,516,070	$25,613,587
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	19,038,892	193,435,147
Total		1,295,333,394
Multisector 2.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	4,967,853	44,859,709
Total Fixed-Income Funds (Cost: $1,424,936,795)		$1,425,300,685

Alternative Investment Funds 1.9%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	412,233	3,990,414
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	2,676,758	25,563,034
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	633,343	6,441,098
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	126,626	1,139,635
Total Alternative Investment Funds (Cost: $37,857,483)		$37,134,181

	Shares	Value

Money Market Funds 5.4%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	108,104,880	$108,104,880
Total Money Market Funds (Cost: $108,104,880)		$108,104,880
Total Investments (Cost: $1,906,869,866)		$1,986,482,761(d)
Other Assets & Liabilities, Net		(56,139)
Net Assets		$1,986,426,622

Notes to Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund, Class 1	157,570,326	3,265	(49,468,711)	—	108,104,880	3,312	108,104,880
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	4,000,000	—	—	—	4,000,000	—	3,990,414
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	19,695,081	16,012,753	—	—	35,707,834	—	43,691,493
Columbia Variable Portfolio – Core Bond Fund, Class 1	195,095,065	—	(13,267,117)	35,562	181,863,510	—	183,390,168
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	88,838,800	63,763	(25,344,490)	(2,307,419)	61,250,654	—	59,508,001
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	25,960,123	—	(9,461,270)	3,014,566	19,513,419	—	26,491,723
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	3,108,388	5,049,824	(6,015,996)	(38,051)	2,104,165	49,824	2,131,804
Columbia Variable Portfolio – Global Bond Fund, Class 1	6,337,474	22,000,000	(24,014,628)	33,052	4,355,898	—	4,408,233
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	16,151,476	—	(6,015,997)	205,692	10,341,171	—	10,805,025
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	16,956,663	—	(3,965,291)	738,768	13,730,140	—	16,661,612

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	6,271,825	16,012,752	—	—	22,284,577	—	24,623,182
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	182,499,270	21,254	(26,509,260)	1,287,681	157,298,945	—	159,665,738
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	4,252,379	—	(3,007,998)	349,139	1,593,520	—	1,787,564
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	3,224,994	3,000,000	(3,789,807)	91,019	2,526,206	—	2,643,595
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	32,524,224	—	(6,000,000)	(226,838)	26,297,386	—	25,563,034
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	5,975,517	—	—	—	5,975,517	—	7,001,324
Columbia Variable Portfolio – Strategic Income Fund, Class 1	42,349,424	21,254	—	—	42,370,678	—	44,859,709
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	197,570,311	42,509	(41,047,991)	(62,578)	156,502,251	—	155,640,855
Variable Portfolio – American Century Diversified Bond Fund, Class 1	289,521,898	85,018	(29,115,629)	1,263,080	261,754,367	—	259,485,010
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	6,489,527	—	—	—	6,489,527	—	6,441,098
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	76,347,263	8,000,000	(26,114,695)	(1,707,810)	56,524,758	—	55,842,672
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	3,777,994	1,073,063	(487,090)	118,937	4,482,904	73,063	5,188,720
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	5,155,182	6,000,000	(5,041,816)	104,077	6,217,443	—	6,362,939
Variable Portfolio – DFA International Value Fund, Class 1	3,926,334	6,067,161	(487,089)	70,244	9,576,650	62,910	10,270,687
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	17,653,503	—	(6,015,998)	101,508	11,739,013	—	11,919,848
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	3,520,753	1,000,000	(3,495,089)	44,906	1,070,570	—	1,139,635
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	23,199,925	—	(11,478,201)	3,744,008	15,465,732	—	22,314,183
Variable Portfolio – Invesco International Growth Fund, Class 1	19,356,611	4,089,154	(2,730,168)	461,316	21,176,913	84,903	23,185,250
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	285,815,138	85,018	(29,167,268)	1,593,694	258,326,582	—	258,594,888
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	8,028,214	7,000,000	(7,771,986)	208,491	7,464,719	—	7,676,002
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	11,210,703	—	—	—	11,210,703	—	11,938,831
Variable Portfolio – MFS Value Fund, Class 1	24,891,827	—	(8,000,000)	2,972,694	19,864,521	—	28,684,368
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	5,563,991	24,547	(487,090)	98,930	5,200,378	24,547	6,307,557
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	2,786,574	1,000,000	(487,090)	(13,382)	3,286,102	—	3,354,110
Variable Portfolio – NFJ Dividend Value Fund, Class 1	23,345,580	—	(11,495,090)	3,286,676	15,137,166	—	23,219,081
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	16,422,673	1,000,000	(1,268,898)	468,539	16,622,314	—	21,843,512
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	5,208,130	1,000,000	—	—	6,208,130	—	6,786,414
Variable Portfolio – Partners Small Cap Value Fund, Class 1	17,607,020	—	(487,091)	209,733	17,329,662	—	25,783,178
Variable Portfolio – Pyramis® International Equity Fund, Class 1	20,941,237	181,362	(3,007,998)	726,394	18,840,995	177,111	23,103,538

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Pyrford International Equity Fund, Class 1	20,264,389	148,214	(1,252,011)	27,463	19,188,055	148,215	20,804,483
Variable Portfolio – Sit Dividend Growth Fund, Class 1	24,008,180	12,753	—	—	24,020,933	—	32,024,575
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	39,898,392	—	(13,907,217)	(463,267)	25,527,908	—	25,613,587
Variable Portfolio – Victory Established Value Fund, Class 1	15,203,349	5,000,000	(7,284,895)	427,721	13,346,175	—	14,195,094
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	211,037,414	55,262	(16,308,892)	193,111	194,976,895	—	193,435,147
Total	2,189,563,141	104,048,926	(403,799,857)	17,057,656	1,906,869,866	623,885	1,986,482,761

(b)            Non-income producing.

(c)            The rate shown is the seven-day current annualized yield at March 31, 2014.

(d)            Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	415,943,015	—	—	415,943,015
Fixed-Income Funds	1,425,300,685	—	—	1,425,300,685
Alternative Investment Funds	37,134,181	—	—	37,134,181
Money Market Funds	108,104,880	—	—	108,104,880
Total Mutual Funds	1,986,482,761	—	—	1,986,482,761

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
AUSTRALIA 5.8%
Alumina Ltd. (a)	858,644	$956,234
AMP Ltd.	45,043	208,486
Asciano Ltd.	459,351	2,222,330
Bank of Queensland Ltd.	152,180	1,818,240
Beach Energy Ltd	5,042	8,001
Bendigo and Adelaide Bank Ltd.	224,280	2,369,302
BlueScope Steel Ltd. (a)	70,466	401,594
Boral Ltd.	393,776	2,069,656
Echo Entertainment Group Ltd.	361,800	823,547
Fairfax Media Ltd.	661,928	562,957
GrainCorp Ltd., Class A	52,752	412,386
Harvey Norman Holdings Ltd.	287,196	880,727
Incitec Pivot Ltd.	713,769	1,962,914
Lend Lease Group	240,250	2,645,861
Macquarie Group Ltd.	168,439	9,082,555
New Hope Corp., Ltd.	9,524	26,469
Newcrest Mining Ltd. (a)	226,929	2,076,486
Origin Energy Ltd.	589,574	7,830,715
OZ Minerals Ltd.	60,005	198,408
Primary Health Care Ltd	111,810	489,508
Qantas Airways Ltd. (a)	491,365	504,807
QBE Insurance Group Ltd.	103,897	1,234,706
Santos Ltd.	545,306	6,836,303
Seven Group Holdings Ltd.	57,060	438,218
Sims Metal Management Ltd. (a)	85,319	777,391
Suncorp Group Ltd.	617,912	7,394,806
Sydney Airport	99,633	387,670
Tabcorp Holdings Ltd	57,551	182,268
Tatts Group Ltd.	671,746	1,808,808
Toll Holdings Ltd.	354,237	1,713,097
Treasury Wine Estates Ltd.	336,660	1,105,914
Wesfarmers Ltd.	423,111	16,211,717
Woodside Petroleum Ltd.	60,638	2,195,667
Total		77,837,748
AUSTRIA 0.2%
Erste Group Bank AG	47,320	1,616,722
Raiffeisen Bank International AG	25,222	840,879
Total		2,457,601
BELGIUM 2.0%
Ageas	92,290	4,112,449
Belgacom SA	19,109	598,379
D’ieteren SA/NV	61	2,860
Delhaize Group SA	87,793	6,416,291
KBC Groep NV	96,304	5,923,857
Solvay SA	30,685	4,817,028

Issuer	Shares	Value

Common Stocks (continued)
BELGIUM (CONTINUED)
UCB SA	51,848	$4,151,417
Total		26,022,281
CANADA 9.2%
Agnico Eagle Mines Ltd.	16,852	509,773
Agrium, Inc.	22,637	2,207,560
Bank of Montreal	9,018	604,296
Barrick Gold Corp.	358,026	6,383,604
Blackberry Ltd. (a)	169,400	1,371,443
Bonavista Energy Corp.	58,629	857,558
Cameco Corp.	86,882	1,989,130
Canadian Natural Resources Ltd.	241,512	9,266,815
Canadian Natural Resources Ltd.	177,334	6,796,600
Canadian Tire Corp., Ltd., Class A	39,572	3,730,972
Crescent Point Energy Corp.	1,800	65,718
Crescent Point Energy Corp.	18,320	668,668
Eldorado Gold Corp.	159,436	886,957
Empire Co., Ltd., Class A	15,249	933,424
Enerplus Corp.	111,894	2,236,868
Ensign Energy Services, Inc.	52,725	779,309
Fairfax Financial Holdings Ltd.	2,631	1,142,361
First Quantum Minerals Ltd.	86,112	1,591,378
Genworth MI Canada, Inc.	8,600	293,435
George Weston Ltd.	968	72,099
Goldcorp, Inc.	59,206	1,449,363
Goldcorp, Inc.	233,357	5,693,024
Husky Energy, Inc.	123,463	3,703,332
IAMGOLD Corp.	83,073	292,315
Industrial Alliance Insurance & Financial Services, Inc.	10,598	435,807
Kinross Gold Corp.	502,300	2,076,446
Lundin Mining Corp. (a)	256,111	1,176,883
Magna International, Inc.	78,750	7,570,828
Manulife Financial Corp.	515,954	9,950,375
Pacific Rubiales Energy Corp.	32,480	584,963
Pan American Silver Corp.	6,100	78,507
Pan American Silver Corp.	29,214	375,514
Pengrowth Energy Corp.	182,126	1,102,146
Penn West Petroleum Ltd.	217,479	1,817,735
Precision Drilling Corp.	106,100	1,270,705
Sun Life Financial, Inc.	160,926	5,572,363
Suncor Energy, Inc.	613,285	21,419,207
Talisman Energy, Inc.	410,100	4,088,016
Teck Resources Ltd.	200	4,583
Teck Resources Ltd., Class B	218,255	4,710,596
Thomson Reuters Corp.	134,755	4,606,415
TransAlta Corp.	42,642	495,272
TransAlta Corp.	800	9,312

Issuer	Shares	Value

Common Stocks (continued)
CANADA (CONTINUED)
Yamana Gold, Inc.	334,663	$2,930,382
Total		123,802,057
DENMARK 1.9%
AP Moller - Maersk A/S, Class A	299	3,448,292
AP Moller - Maersk A/S, Class B	652	7,820,126
Carlsberg A/S, Class B	52,345	5,206,151
Danske Bank A/S	187,675	5,229,211
FLSmidth & Co. A/S	4,694	236,807
H Lundbeck A/S	33,898	1,044,584
Rockwool International A/S, Class B	957	185,772
TDC A/S	246,735	2,280,979
Total		25,451,922
FINLAND 0.8%
Fortum OYJ	68,370	1,554,133
Kesko OYJ, Class A	513	22,064
Kesko OYJ, Class B	21,904	955,675
Neste Oil OYJ	53,005	1,080,730
Stora Enso OYJ, Class R	240,830	2,576,267
UPM-Kymmene OYJ	269,838	4,613,321
Total		10,802,190
FRANCE 11.4%
Alcatel-Lucent (a)	873,448	3,443,860
ArcelorMittal	471,632	7,598,752
AXA SA	518,610	13,478,342
BNP Paribas SA	313,111	24,151,691
Bollore SA	2,811	1,782,352
Bollore SA (a)	15	9,535
Bouygues SA	85,312	3,558,222
Casino Guichard Perrachon SA	20,263	2,411,325
CGG SA (a)	60,098	963,722
Cie de St. Gobain	180,258	10,889,374
Cie Generale des Etablissements Michelin	690	86,293
Credit Agricole SA (a)	302,250	4,765,636
Electricite de France	75,493	2,986,443
Eramet	1,530	184,117
GDF Suez	595,276	16,286,823
Lafarge SA	81,301	6,350,643
Lagardere SCA	42,592	1,691,067
Natixis	447,955	3,289,893
Orange SA	696,826	10,291,007
Peugeot SA (a)	50,579	954,269
Renault SA	101,895	9,902,095
Rexel SA	44,035	1,155,361
Societe Generale SA	162,434	10,003,957

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
STMicroelectronics NV	241,899	$2,240,787
Thales SA	15,516	1,028,808
Vallourec SA	11,244	610,395
Vivendi SA	463,132	12,901,039
Total		153,015,808
GERMANY 8.3%
Allianz SE, Registered Shares	75,000	12,677,820
Bayerische Motoren Werke AG	76,758	9,688,414
Celesio AG	18,214	622,545
Commerzbank AG (a)	338,399	6,216,714
Daimler AG, Registered Shares	330,263	31,207,536
Deutsche Bank AG, Registered Shares	206,455	9,236,625
Deutsche Lufthansa AG, Registered Shares (a)	57,310	1,501,293
Deutsche Telekom AG, Registered Shares	404,335	6,533,985
E.ON SE	522,106	10,206,571
HeidelbergCement AG	68,852	5,900,863
Muenchener Rueckversicherungs AG, Registered Shares	29,363	6,415,675
RWE AG	204,375	8,294,673
Salzgitter AG	4,828	190,826
Volkswagen AG	12,160	3,082,408
Total		111,775,948
HONG KONG 2.1%
Cathay Pacific Airways Ltd.	402,000	750,850
Cheung Kong Holdings Ltd.	49,000	814,757
FIH Mobile Ltd. (a)	398,000	219,925
Hang Lung Group Ltd.	61,000	307,497
Henderson Land Development Co., Ltd.	511,188	2,991,421
Hongkong & Shanghai Hotels (The)	122,750	163,353
Hopewell Holdings Ltd.	227,000	781,101
Hutchison Whampoa Ltd.	641,000	8,507,235
Kerry Logistics Network Ltd. (a)	59,000	86,544
Kerry Properties Ltd.	129,500	431,870
MTR Corp.	69,500	257,529
New World Development Co., Ltd.	2,080,249	2,098,498
NWS Holdings Ltd.	32,000	54,004
Orient Overseas International Ltd.	92,000	423,514
Shangri-La Asia Ltd.	144,000	236,121
Sino Land Co., Ltd.	192,000	282,995
Sun Hung Kai Properties Ltd.	349,000	4,285,505
Swire Pacific Ltd., Class A	186,500	2,178,330
Wharf Holdings Ltd.	235,000	1,507,216

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Wheelock & Co., Ltd.	453,000	$1,775,373
Total		28,153,638
IRELAND 0.1%
Bank of Ireland (a)	1,274,797	540,917
Bank of Ireland, ADR (a)	27,096	524,578
Total		1,065,495
ISRAEL 0.5%
Bank Hapoalim BM	561,883	3,206,157
Bank Leumi Le-Israel BM (a)	435,829	1,699,577
Israel Discount Bank Ltd., Class A (a)	661,359	1,212,729
Mizrahi Tefahot Bank Ltd.	16,177	221,120
Total		6,339,583
ITALY 1.8%
Banca Monte dei Paschi di Siena SpA (a)	2,312,349	844,186
Fiat SpA (a)	687	7,997
Intesa Sanpaolo SpA	1,491,480	5,054,652
Mediaset SpA (a)	140,209	783,839
Telecom Italia SpA	4,606,798	5,432,650
UniCredit SpA	1,042,826	9,524,981
Unione di Banche Italiane SCPA	309,893	2,920,160
Total		24,568,465
JAPAN 19.4%
77 Bank Ltd. (The)	154,000	691,726
Aeon Co., Ltd.	310,100	3,490,294
Aisin Seiki Co., Ltd.	45,200	1,631,564
Alfresa Holdings Corp.	18,500	1,206,382
Amada Co., Ltd.	162,000	1,139,758
Aoyama Trading Co., Ltd.	2,700	70,883
Asahi Glass Co., Ltd.	457,000	2,644,157
Asahi Kasei Corp.	455,000	3,085,174
Autobacs Seven Co., Ltd.	31,500	485,702
Azbil Corp.	4,900	121,157
Bank of Kyoto Ltd. (The)	115,000	947,856
Bank of Yokohama Ltd. (The)	434,000	2,164,857
Canon Marketing Japan, Inc.	21,000	288,124
Chiba Bank Ltd. (The)	267,000	1,643,443
Chugoku Bank Ltd. (The)	51,000	679,657
Citizen Holdings Co., Ltd.	109,300	821,701
Coca-Cola West Co., Ltd.	25,500	445,409
COMSYS Holdings Corp.	38,100	596,492
Cosmo Oil Company Ltd.	256,000	462,939
Dai Nippon Printing Co., Ltd.	273,000	2,610,700

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Daicel Corp.	50,000	$409,936
Daido Steel Co., Ltd.	54,000	270,039
Denki Kagaku Kogyo KK	160,000	548,108
Fuji Media Holdings, Inc.	11,100	203,689
FUJIFILM Holdings Corp.	179,100	4,807,392
Fujitsu Ltd.	241,000	1,456,731
Fukuoka Financial Group, Inc.	326,000	1,339,081
Fukuyama Transporting Co., Ltd.	56,000	336,271
Furukawa Electric Co., Ltd.	342,000	850,914
Glory Ltd.	2,500	68,554
Gunma Bank Ltd. (The)	114,000	620,044
H2O Retailing Corp.	27,000	215,300
Hachijuni Bank Ltd. (The)	126,000	716,028
Hakuhodo DY Holdings, Inc.	5,900	41,091
Hankyu Hanshin Holdings, Inc.	274,000	1,490,590
Hiroshima Bank Ltd. (The)	105,000	438,400
Hitachi Chemical Co., Ltd.	28,300	384,959
Hitachi Transport System Ltd	7,000	113,867
Hokuhoku Financial Group, Inc.	284,000	544,537
House Foods Group, Inc.	28,700	476,552
Ibiden Co., Ltd.	45,200	891,796
Idemitsu Kosan Co., Ltd.	39,600	814,603
Inpex Corp.	329,200	4,274,752
Isetan Mitsukoshi Holdings Ltd.	156,200	1,926,862
ITOCHU Corp.	416,100	4,868,548
Iyo Bank Ltd. (The)	77,600	740,735
J Front Retailing Co., Ltd.	229,000	1,575,949
JFE Holdings, Inc.	192,200	3,611,553
Joyo Bank Ltd. (The)	77,000	383,795
JTEKT Corp.	46,600	691,773
JX Holdings, Inc.	882,000	4,252,154
K’s Holdings Corp.	8,300	230,286
Kajima Corp.	43,000	150,455
Kamigumi Co., Ltd.	103,000	1,000,749
Kaneka Corp.	116,000	701,943
Kawasaki Kisen Kaisha Ltd.	277,000	598,433
Kewpie Corp.	16,000	220,211
Kinden Corp.	59,000	570,855
Kirin Holdings Co., Ltd.	15,000	207,591
Kobe Steel Ltd.	1,067,000	1,415,963
Konica Minolta, Inc.	206,500	1,931,939
Kuraray Co., Ltd.	62,400	713,929
Kyocera Corp.	121,200	5,462,197
Kyowa Hakko Kirin Co., Ltd.	92,000	980,298
Lintec Corp.	1,100	20,968
Marubeni Corp.	286,000	1,919,960
Marui Group Co., Ltd.	93,200	799,657
Medipal Holdings Corp.	68,500	1,048,918

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
MEIJI Holdings Co., Ltd.	27,700	$1,746,069
Mitsubishi Chemical Holdings Corp.	618,900	2,570,242
Mitsubishi Corp.	481,800	8,937,303
Mitsubishi Gas Chemical Co., Inc.	156,000	879,434
Mitsubishi Logistics Corp.	4,000	55,574
Mitsubishi Materials Corp.	328,000	929,555
Mitsubishi Tanabe Pharma Corp.	98,700	1,381,115
Mitsubishi UFJ Financial Group, Inc.	4,436,500	24,430,853
Mitsui & Co., Ltd.	761,100	10,757,058
Mitsui Chemicals, Inc.	381,000	932,785
Mitsui OSK Lines Ltd.	477,000	1,855,391
Mizuho Financial Group, Inc.	5,230,200	10,365,488
MS&AD Insurance Group Holdings, Inc.	94,500	2,163,220
Nagase & Co., Ltd.	46,400	572,991
NEC Corp.	1,078,000	3,311,234
Nippon Electric Glass Co., Ltd.	156,000	803,704
Nippon Express Co., Ltd.	500,000	2,445,339
Nippon Meat Packers, Inc.	78,000	1,161,093
Nippon Paper Industries Co., Ltd.	41,100	774,883
Nippon Shokubai Co., Ltd.	42,000	497,304
Nippon Steel & Sumitomo Metal Corp.	2,082,000	5,681,312
Nippon Television Holdings, Inc.	19,300	315,319
Nippon Yusen KK	792,000	2,300,222
Nishi-Nippon City Bank Ltd. (The)	175,000	393,359
Nissan Motor Co., Ltd.	596,000	5,312,342
Nissan Shatai Co., Ltd.	10,000	167,713
Nisshin Seifun Group, Inc.	91,850	1,008,876
Nisshin Steel Co., Ltd	14,400	123,346
Nisshinbo Holdings, Inc.	61,000	521,163
NKSJ Holdings, Inc.	32,000	821,581
NOK Corp.	27,400	445,890
NTN Corp. (a)	201,000	680,189
NTT DoCoMo, Inc.	412,200	6,495,237
NTT DoCoMo, Inc., ADR	4,034	63,616
Obayashi Corp.	278,000	1,567,082
Oji Holdings Corp.	325,000	1,453,690
Otsuka Holdings Co., Ltd.	24,000	717,966
Pola Orbis Holdings, Inc.	6,800	271,288
Resona Holdings, Inc.	212,600	1,027,396
Ricoh Co., Ltd.	332,000	3,848,811
Rohm Co., Ltd.	41,400	1,848,608
Sankyo Co., Ltd.	15,700	660,755
SBI Holdings, Inc.	43,200	520,618
Seino Holdings Corp.	62,000	591,531
Sekisui House Ltd.	277,000	3,425,958
Shiga Bank Ltd. (The)	35,000	189,938
Shimizu Corp.	176,000	911,507

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Shizuoka Bank Ltd. (The)	51,000	$497,003
Showa Denko KK	502,000	710,651
Showa Shell Sekiyu KK	29,100	259,838
SKY Perfect JSAT Holdings, Inc.	70,400	377,328
Sojitz Corp.	524,100	893,480
Sony Corp.	487,800	9,291,231
Sumitomo Chemical Co., Ltd.	649,000	2,392,796
Sumitomo Corp.	435,400	5,536,360
Sumitomo Electric Industries Ltd.	312,200	4,660,769
Sumitomo Forestry Co., Ltd.	59,700	599,074
Sumitomo Heavy Industries Ltd.	229,000	931,394
Sumitomo Metal Mining Co., Ltd.	144,000	1,804,880
Sumitomo Mitsui Financial Group, Inc.	232,900	9,983,009
Sumitomo Mitsui Trust Holdings, Inc.	56,000	253,375
Suzuken Co., Ltd.	28,400	1,098,615
Suzuki Motor Corp.	63,400	1,653,003
T&D Holdings, Inc.	113,400	1,349,642
Taisei Corp.	9,000	40,165
Takashimaya Co., Ltd.	110,000	1,029,602
TDK Corp.	53,100	2,214,382
Teijin Ltd.	427,000	1,057,988
The Dai-ichi Life Insurance Co., Ltd.	66,300	964,470
Toho Holdings Co., Ltd.	6,700	141,375
Tokai Rika Co., Ltd.	18,900	317,592
Tokio Marine Holdings, Inc.	61,300	1,838,411
Tokyo Broadcasting System Holdings, Inc.	15,300	176,690
Toppan Printing Co Ltd	238,000	1,701,655
Tosoh Corp.	223,000	858,990
Toyo Seikan Group Holdings Ltd.	65,700	1,066,222
Toyota Tsusho Corp.	49,000	1,242,838
Ube Industries Ltd.	179,000	329,705
UNY Group Holdings Co., Ltd.	89,400	531,171
Ushio, Inc.	25,000	322,953
Wacoal Holdings Corp.	45,000	459,547
Yamada Denki Co., Ltd.	391,900	1,306,193
Yamaguchi Financial Group, Inc.	82,000	739,322
Yamaha Corp.	65,600	843,732
Yamato Kogyo Co., Ltd.	12,900	404,432
Yamazaki Baking Co., Ltd	31,000	366,542
Total		260,749,303
MONGOLIA —%
Turquoise Hill Resources Ltd. (a)	47,296	158,295
NETHERLANDS 3.2%
Aegon NV	902,999	8,288,880
Akzo Nobel NV	73,198	5,972,824

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
ING Groep NV-CVA (a)	1,375,296	$19,467,795
Koninklijke Ahold NV	161,355	3,240,993
Koninklijke DSM NV	72,450	4,972,070
Koninklijke KPN NV (a)	57,181	202,059
Total		42,144,621
NEW ZEALAND —%
Auckland International Airport Ltd.	44,231	146,336
Contact Energy Ltd.	60,787	280,764
Fletcher Building Ltd.	7,152	59,165
Total		486,265
NORWAY 0.8%
DNB ASA	376,574	6,546,871
Norsk Hydro ASA	419,043	2,088,987
Orkla ASA	14,398	122,753
Stolt-Nielsen Ltd.	3,206	93,163
Storebrand ASA (a)	52,518	303,032
Subsea 7 SA	80,532	1,496,912
Wilh Wilhelmsen ASA	6,100	57,813
Total		10,709,531
PORTUGAL 0.1%
Banco Espirito Santo SA, Registered Shares (a)	280,446	525,058
EDP Renovaveis SA (a)	60,895	405,534
Total		930,592
SINGAPORE 1.0%
CapitaLand Ltd.	1,107,000	2,549,646
City Developments Ltd.	7,000	56,334
DBS Group Holdings Ltd.	877	11,299
Golden Agri-Resources Ltd.	3,841,000	1,757,266
Hutchison Port Holdings Trust	595,000	386,857
Keppel Land Ltd.	358,000	958,338
Neptune Orient Lines Ltd. (a)	375,000	297,086
Noble Group Ltd.	1,996,000	1,887,019
Olam International Ltd.	423,000	749,028
OUE Hospitality Trust	25,000	16,794
OUE Ltd.	150,000	267,429
Singapore Airlines Ltd.	285,000	2,374,523
United Industrial Corp., Ltd.	20,000	50,130
UOL Group Ltd.	37,000	184,518
Venture Corp., Ltd.	38,000	225,564
Wilmar International Ltd.	571,000	1,573,381
Total		13,345,212

Issuer	Shares	Value

Common Stocks (continued)
SPAIN 1.5%
Acciona SA	10,232	$885,800
Banco de Sabadell SA	738,771	2,281,837
Banco Popular Espanol SA	107,655	812,743
Banco Santander SA	218,021	2,078,768
CaixaBank SA	3,394	21,836
CaixaBank SA	312,282	2,009,105
Iberdrola SA	1,485,871	10,390,620
Repsol SA	58,403	1,490,500
Total		19,971,209
SWEDEN 3.1%
Boliden AB	140,490	2,135,905
Meda AB, Class A	77,757	1,194,774
Nordea Bank AB	906,586	12,858,581
Saab AB, Class B	82,657	2,523,527
Skandinaviska Enskilda Banken AB	9,980	140,857
Skandinaviska Enskilda Banken AB, Class A	567,563	7,791,353
SSAB AB, Class A	52,196	402,903
SSAB AB, Class B	24,533	164,544
Svenska Cellulosa AB SCA, Class A	21,080	620,776
Svenska Cellulosa AB, Class B	131,288	3,864,216
Swedbank AB, Class A	91,453	2,454,365
Tele2 AB, Class B	827	10,260
Telefonaktiebolaget LM Ericsson	1,702	21,511
Telefonaktiebolaget LM Ericsson, Class B	411,020	5,474,085
TeliaSonera AB	151,110	1,139,343
Total		40,797,000
SWITZERLAND 9.1%
Adecco SA, Registered Shares	56,622	4,710,761
Alpiq Holding AG, Registered Shares	673	92,875
Aryzta AG	36,462	3,221,178
Baloise Holding AG, Registered Shares	13,271	1,669,289
Clariant AG, Registered Shares	85,476	1,661,080
Credit Suisse Group AG, Registered Shares	507,267	16,404,913
Givaudan SA	42	64,944
Glencore Xstrata PLC	1,200,830	6,182,064
Holcim Ltd., Registered Shares	104,322	8,637,939
Lonza Group AG, Registered Shares	8,095	825,478
Novartis AG, Registered Shares	401,450	34,057,746
Sulzer AG, Registered Shares	8,251	1,133,982
Swiss Life Holding AG, Registered Shares	6,968	1,710,374
Swiss Re AG	189,171	17,535,845

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
UBS AG, Registered Shares	642,628	$13,273,443
Zurich Insurance Group AG	35,857	11,007,963
Total		122,189,874
UNITED KINGDOM 15.8%
Anglo American PLC	432,670	11,011,039
Aviva PLC	341,599	2,716,500
Barclays PLC	3,490,379	13,581,513
Barclays PLC ADR	32,674	512,982
BP PLC	5,073,966	40,603,503
BP PLC, ADR	208,886	10,047,409
Carnival PLC, ADR	76,164	2,921,651
HSBC Holdings PLC, ADR	781,183	39,707,532
Inchcape PLC	3,119	33,591
International Consolidated Airlines Group SA (a)	383,148	2,664,929
Investec PLC	174,092	1,407,071
J Sainsbury PLC	362,233	1,908,918
Kazakhmys PLC	87,338	384,544
Kingfisher PLC	623,866	4,382,890
Lloyds Banking Group PLC (a)	7,692,227	9,573,188
Old Mutual PLC	765,456	2,566,298
Resolution Ltd.	530,892	2,644,609
Royal Bank of Scotland Group PLC, ADR (a)	363,625	3,774,428
Royal Dutch Shell PLC, ADR	67,519	4,932,938
Royal Dutch Shell PLC, ADR	178,080	13,909,829
Royal Dutch Shell PLC, Class A	666,605	24,354,591
Vedanta Resources PLC	13,780	207,220
Vodafone Group PLC	4,714,618	17,315,527
Vodafone Group PLC, ADR	17,164	631,807
Wm Morrison Supermarkets PLC	131,877	468,299
Total		212,262,806

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 0.8%
Verizon Communications, Inc.	8,276	$393,689
Verizon Communications, Inc.	227,324	10,838,809
Total		11,232,498
Total Common Stocks (Cost: $1,096,025,140)		$1,326,269,942

Rights —%
HONG KONG —%
New World Development Co., Ltd. (a)	693,416	$143,037
Total Rights (Cost: $—)		$143,037

	Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	1,405,609	$1,405,609
Total Money Market Funds (Cost: $1,405,609)		$1,405,609
Total Investments (Cost: $1,097,430,749) (d)		$1,327,818,588(e)
Other Assets & Liabilities, Net		13,740,244
Net Assets		$1,341,558,832

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,042,621	26,827,668	(28,464,680)	1,405,609	971	1,405,609

(d)                                     At March 31, 2014, the cost of securities for federal income tax purposes was approximately $1,097,431,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$295,727,000
Unrealized Depreciation	(65,339,000)
Net Unrealized Appreciation	$230,388,000

(e)            Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	18,829,865	100,599,546	—	119,429,411
Consumer Staples	1,005,522	60,193,425	—	61,198,947
Energy	85,536,948	96,951,400	—	182,488,348
Financials	62,518,157	404,558,360	—	467,076,517
Health Care	—	48,960,721	—	48,960,721
Industrials	—	130,806,271	—	130,806,271
Information Technology	1,371,443	39,145,384	—	40,516,827
Materials	30,525,180	118,250,514	—	148,775,694
Telecommunication Services	1,089,112	74,039,274	—	75,128,386
Utilities	504,584	51,384,236	—	51,888,820
Rights
Financials	—	143,037	—	143,037
Total Equity Securities	201,380,811	1,125,032,168	—	1,326,412,979
Mutual Funds
Money Market Funds	1,405,609	—	—	1,405,609
Total Mutual Funds	1,405,609	—	—	1,405,609
Total	202,786,420	1,125,032,168	—	1,327,818,588

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 95.7%
Aerospace & Defense 1.5%
Armor Holding II LLC 1st Lien Term Loan (a)(b)
06/26/20	5.750%	$631,454	$633,556
DAE Aviation Holdings, Inc. Tranche B-1 Term Loan (a)(b)
11/02/18	5.000%	606,529	614,493
Delos Finance Sarl Term Loan (a)(b)
03/06/21	3.500%	2,000,000	2,000,420
Ducommun, Inc. Tranche B-1 Term Loan (a)(b)
06/28/17	4.750%	395,132	395,132
IAP Worldwide Services, Inc. 1st Lien Term Loan (a)(b)(c)
12/31/15	0.000%	3,576,952	1,067,112
IAP Worldwide Services 2nd Lien Term Loan (a)(b)(c)(d)
06/30/16	9.985%	575,000	—
Sequa Corp. Term Loan (a)(b)
06/19/17	5.250%	955,350	934,648
Standard Aero Ltd. Tranche B-2 Term Loan (a)(b)
11/02/18	5.000%	274,960	278,570
TransDigm, Inc. Tranche C Term Loan (a)(b)
02/28/20	3.750%	5,462,016	5,462,016
Total			11,385,947
Automotive 4.0%
ASP HHI Acquisition Co., Inc. Term Loan (a)(b)
10/05/18	5.000%	1,738,915	1,743,993
Affinia Group, Inc. Tranche B2 Term Loan (a)(b)
04/25/20	4.863%	545,875	545,875
Atlantic Aviation FBO, Inc. (a)(b)
Term Loan
06/01/20	3.250%	421,815	420,234
Atlantic Aviation FBO, Inc. (a)(b)(e)
Term Loan
06/01/20	2.762%	100,000	99,625
Chrysler Group LLC (a)(b)
Tranche B Term Loan
05/24/17	3.500%	4,675,959	4,673,060
12/31/18	3.250%	1,700,000	1,692,214
Cooper-Standard Auto, Inc. Tranche B Term Loan (a)(b)(e)
03/31/21	4.000%	525,000	525,331

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
Federal-Mogul Corp. (a)(b)
Tranche B Term Loan
12/29/14	2.098%	$3,871,468	$3,855,014
Tranche C Term Loan
12/28/15	2.098%	2,272,273	2,262,616
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	4.750%	8,375,000	8,413,357
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Tranche C Term Loan (a)(b)
01/27/17	4.250%	750,000	752,655
Metaldyne LLC Term Loan (a)(b)
12/18/18	4.250%	323,363	324,333
Tower Automotive Holdings U.S.A. LLC Term Loan (a)(b)
04/23/20	4.000%	769,197	766,951
Veyance Technologies, Inc. Term Loan (a)(b)
09/08/17	5.250%	3,242,250	3,258,461
Total			29,333,719
Banking 0.7%
Clipper Acquisitions Corp. Term B Loan (a)(b)
02/06/20	3.000%	1,977,525	1,960,222
Hamilton Lane Advisors LLC Term Loan (a)(b)
02/28/18	5.250%	669,375	669,375
Home Loan Servicing Solutions Ltd. Term Loan (a)(b)
06/26/20	4.500%	1,017,313	1,014,769
NXT Capital LLC Term Loan (a)(b)
08/30/19	5.511%	671,625	674,983
Sheridan Investment Partners II LP Term Loan (a)(b)
12/16/20	4.250%	565,340	568,523
Sheridan Production Partners II-A LP Term Loan (a)(b)
12/16/20	4.250%	78,643	79,086
Sheridan Production Partners II-M LP Term Loan (a)(b)
12/16/20	4.250%	29,329	29,494
Total			4,996,452
Brokerage 1.7%
Cetera Financial Group, Inc. Term Loan (a)(b)
08/07/19	6.500%	666,562	666,562

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage (continued)
LPL Holdings, Inc. Tranche B Term Loan (a)(b)
03/29/19	3.250%	$717,750	$715,511
Nuveen Investments, Inc. Tranche B 1st Lien Term Loan (a)(b)
05/13/17	4.153%	6,825,000	6,840,834
RCS Capital Corp. 1st Lien Term Loan (a)(b)(e)
03/29/19	6.500%	850,000	854,250
USI, Inc. Term Loan (a)(b)(e)
12/27/19	4.250%	1,975,075	1,981,257
Walter Investment Management Corp. Tranche B Term Loan (a)(b)
12/13/20	3.996%	1,327,592	1,318,630
Total			12,377,044
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc. Tranche B Term Loan (a)(b)
04/16/20	3.500%	1,218,875	1,214,743
CPG International, Inc. Term Loan (a)(b)
09/30/20	4.750%	522,375	523,247
Total			1,737,990
Chemicals 4.0%
AZ Chem U.S., Inc. Term Loan (a)(b)
12/22/17	5.250%	1,048,173	1,056,035
Allnex & Cy SCA Tranche B1 Term Loan (a)(b)
10/04/19	4.500%	277,718	278,529
Allnex U.S.A, Inc. Tranche B2 Term Loan (a)(b)
10/04/19	4.500%	144,095	144,515
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (a)(b)
02/01/20	4.000%	4,714,375	4,714,375
Chemtura Corp. Term Loan (a)(b)
08/29/16	3.500%	296,866	298,475
Emerald Performance Materials LLC 1st Lien Term Loan (a)(b)
05/18/18	6.750%	761,440	765,247

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Huntsman International LLC Tranche B2 Term Loan (a)(b)(e)
10/15/20	3.750%	$1,725,000	$1,725,000
INEOS U.S. Finance LLC Term Loan (a)(b)
05/04/18	3.750%	8,012,545	7,959,582
Kronos Worldwide, Inc. Term Loan (a)(b)
02/18/20	4.750%	250,000	251,562
MacDermid, Inc. 1st Lien Tranche B Term Loan (a)(b)
06/07/20	4.000%	719,563	720,822
Omnova Solutions, Inc. Tranche B1 Term Loan (a)(b)
05/31/18	4.250%	2,394,562	2,403,542
Oxea Finance & Cy SCA 1st Lien Tranche B2 Term Loan (a)(b)
01/15/20	4.250%	673,313	678,645
PQ Corp. Term Loan (a)(b)
08/07/17	4.000%	1,061,563	1,063,219
Taminco Global Chemical Corp. Tranche B-3 Term Loan (a)(b)
02/15/19	3.250%	441,042	439,609
Tata Chemicals North America Term Loan (a)(b)
08/07/20	3.750%	1,066,937	1,069,605
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.500%	2,903,062	2,917,955
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	2,845,443	2,836,736
W.R. Grace & Co. (a)(b)
Term Loan
02/03/21	3.000%	460,526	459,182
W.R. Grace & Co. (a)(b)(e)(f)
Delayed Draw Term Loan
02/03/21	1.000%	164,474	163,993
Total			29,946,628
Construction Machinery 0.5%
Brock Holdings III, Inc. 1st Lien Term Loan (a)(b)
03/16/17	6.000%	2,065,780	2,074,167
CPM Acquisition Corp. 1st Lien Term Loan (a)(b)
08/29/17	6.250%	497,689	500,800

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery (continued)
IES Global BV Term Loan (a)(b)
08/16/19	6.750%	$675,000	$677,531
Terex Corp. Term Loan (a)(b)
04/28/17	3.500%	593,793	595,278
Total			3,847,776
Consumer Cyclical Services 5.0%
Acosta, Inc. Tranche B Term Loan (a)(b)
03/03/18	4.250%	5,743,431	5,763,533
Brickman Group Ltd. LLC (The) 1st Lien Term Loan (a)(b)
12/18/20	4.000%	673,313	674,046
Bright Horizons Family Solutions LLC Tranche B Term Loan (a)(b)
01/30/20	4.000%	2,518,125	2,521,273
GXS Group, Inc. Tranche B Term Loan (a)(b)
01/16/21	3.250%	773,063	772,738
Garda World Security Corp. (a)(b)
Tranche B Delayed Draw Term Loan
11/06/20	4.000%	91,438	91,552
Tranche B Term Loan
11/06/20	4.000%	357,438	357,884
IG Investments Holdings LLC 1st Lien Tranche B Term Loan (a)(b)
10/31/19	5.250%	1,313,606	1,322,643
KAR Auction Services, Inc. Tranche B-2 Term Loan (a)(b)
03/11/21	3.500%	3,013,147	2,998,082
Live Nation Entertainment, Inc. Term B-1 Loan (a)(b)
08/17/20	3.500%	5,190,007	5,178,641
Monitronics International, Inc. Tranche B Term Loan (a)(b)
03/23/18	4.250%	322,550	322,550
RGIS Services LLC Tranche C Term Loan (a)(b)
10/18/17	5.500%	2,835,333	2,835,333
ServiceMaster Co. (The) (a)(b)
Tranche B Term Loan
01/31/17	4.410%	989,924	991,983
Tranche C Term Loan
01/31/17	4.250%	2,153,250	2,153,702
U.S. Security Associates Holdings, Inc. (a)(b)
Delayed Draw Term Loan
07/28/17	6.000%	131,785	132,280
Tranche B Term Loan
07/28/17	6.000%	673,266	675,791

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
Wash MultiFamily Laundry Systems LLC Term Loan (a)(b)
02/21/19	4.500%	$272,250	$272,931
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	4.000%	6,113,250	4,729,394
West Corp. Tranche B-10 Term Loan (a)(b)
06/30/18	3.250%	5,427,282	5,397,595
Total			37,191,951
Consumer Products 3.0%
Big Heart Pet Brands Term Loan (a)(b)
03/09/20	3.500%	4,188,764	4,175,695
Bombardier Recreational Products, Inc. Term B Loan (a)(b)
01/30/19	4.000%	3,073,714	3,072,761
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	423,938	425,527
NBTY, Inc. Tranche B2 Term Loan (a)(b)
10/01/17	3.500%	3,654,186	3,660,581
Party City Holdings, Inc. Term Loan (a)(b)
07/27/19	4.000%	1,259,094	1,258,855
Polarpak, Inc. Term Loan (a)(b)
06/07/20	4.500%	234,898	235,191
Prestige Brands, Inc. Tranche B1 Term Loan (a)(b)
01/31/19	3.750%	250,474	251,257
Revlon Consumer Products Corp. Term Loan (a)(b)
08/19/19	4.000%	1,072,312	1,073,203
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	2,666,398	2,674,557
Spectrum Brands, Inc. Tranche C Term Loan (a)(b)
09/04/19	3.500%	970,125	969,815
Sun Products Corp. (The) Tranche B Term Loan (a)(b)
03/23/20	5.500%	2,079,000	1,967,254
Visant Corp. Tranche B Term Loan (a)(b)
12/22/16	5.250%	2,197,360	2,177,672

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
WNA Holdings, Inc. Term Loan (a)(b)
06/07/20	4.500%	$137,314	$137,486
Total			22,079,854
Diversified Manufacturing 2.8%
Accudyne Industries LLC Term Loan (a)(b)
12/13/19	4.000%	2,754,823	2,747,082
Allflex Holdings III, Inc. 1st Lien Term Loan (a)(b)
07/17/20	4.250%	621,875	622,914
Ameriforge Group, Inc. 1st Lien Term Loan (a)(b)
12/19/19	5.000%	792,269	795,240
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	693,000	685,897
BakerCorp International, Inc. Term Loan (a)(b)
02/07/20	4.250%	2,277,043	2,265,658
Entegris, Inc. Tranche B Term Loan (a)(b)(e)
03/05/21	3.500%	400,000	399,000
Faenza Germany GmbH Holdings (a)(b)
Tranche B-2 Term Loan
08/28/20	4.250%	29,761	29,786
Tranche B-3 Term Loan
08/28/20	4.250%	91,932	92,008
Tranche B1 Term Loan
08/28/20	4.250%	300,446	300,695
Filtration Group Corp. 1st Lien Term Loan (a)(b)
11/20/20	4.500%	224,437	225,746
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	1,691,500	1,690,739
Grede LLC (Grede II LLC) Tranche B Term Loan (a)(b)
05/02/18	4.500%	1,958,160	1,959,785
Milacron LLC (a)(b)
Term Loan
03/28/20	4.000%	396,000	395,754
Milacron LLC (a)(b)(e)
Term Loan
03/28/20	4.250%	125,000	124,923
Pelican Products, Inc. 1st Lien Term Loan (a)(b)
07/17/18	7.250%	982,500	984,956

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	$4,179,000	$4,178,958
STS Operating, Inc. Term Loan (a)(b)
02/12/21	4.750%	250,000	251,875
Spin Holdco, Inc. 1st Lien Term Loan (a)(b)
11/14/19	4.250%	1,966,322	1,962,881
Tomkins LLC/Inc. Tranche B2 Term Loan (a)(b)
09/29/16	3.750%	1,204,653	1,205,544
Total			20,919,441
Electric 1.8%
AES Corp. (The) Term Loan (a)(b)
06/01/18	3.750%	2,159,098	2,165,856
Calpine Construction Finance Co. LP (a)(b)
Tranche B-1 Term Loan
05/03/20	3.000%	992,500	974,387
Tranche B-2 Term Loan
01/31/22	3.250%	846,000	830,561
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.000%	2,060,636	2,065,210
04/01/18	4.000%	1,069,750	1,072,125
Dynegy, Inc. Tranche B-2 Term Loan (a)(b)
04/23/20	4.000%	931,423	934,338
Equipower Resources Holdings LLC 1st Lien Tranche C Term Loan (a)(b)
12/31/19	4.250%	545,876	547,585
Generac Power Systems, Inc. Tranche B Term Loan (a)(b)
05/29/20	3.500%	2,437,750	2,435,922
LSP Madison Funding LLC Term Loan (a)(b)
06/28/19	5.500%	759,734	758,784
La Frontera Generation LLC Term Loan (a)(b)
09/30/20	4.500%	582,269	582,449
Raven Power Finance LLC Term Loan (a)(b)
12/19/20	5.250%	1,246,875	1,259,344
Total			13,626,561

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Entertainment 2.7%
AMC Entertainment, Inc. Term Loan (a)(b)
04/30/20	3.500%	$2,277,000	$2,274,472
Alpha Topco Ltd. Tranche B Term Loan (a)(b)
04/30/19	4.500%	3,366,062	3,385,518
Aufinco Propriety Ltd. Tranche B Term Loan (a)(b)
05/29/20	4.000%	446,625	446,348
Cedar Fair LP Term Loan (a)(b)
03/06/20	3.250%	1,080,532	1,078,284
ClubCorp Club Operations, Inc. Term Loan (a)(b)
07/24/20	4.000%	2,897,016	2,904,258
SRAM LLC 1st Lien Term Loan (a)(b)
04/10/20	4.004%	1,838,442	1,829,250
Seaworld Parks & Entertainment, Inc. Tranche B-2 Term Loan (a)(b)
05/14/20	3.000%	4,708,390	4,633,856
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
12/20/18	3.501%	635,075	637,298
Town Sports International LLC Term Loan (a)(b)
11/15/20	4.500%	1,047,375	1,034,723
WMG Acquisitions Corp. (a)(b)
Tranche B Term Loan
07/01/20	3.750%	945,250	939,815
WMG Acquisitions Corp. (a)(b)(e)
Tranche B Term Loan
07/01/20	5.250%	1,000,000	994,250
Total			20,158,072
Environmental 1.0%
ADS Waste Holdings, Inc. Tranche B-2 Term Loan (a)(b)
10/09/19	3.750%	4,841,225	4,828,444
EWT Holdings III Corp. 1st Lien Term Loan (a)(b)
01/15/21	4.750%	324,188	324,998
Tervita Corp. Term Loan (a)(b)
05/15/18	6.250%	2,502,231	2,478,460
Total			7,631,902

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage 3.2%
ARAMARK Corp. (a)(b)
2nd Letter of Credit
07/26/16	0.081%	$52,186	$52,199
3rd Letter of Credit
07/26/16	0.081%	286,407	286,475
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	1,185,000	1,188,247
Arysta LifeScience SPC LLC 1st Lien Term Loan (a)(b)
05/29/20	4.500%	2,233,124	2,234,062
CSM Bakery Supplies LLC 1st Lien Term Loan (a)(b)
07/03/20	4.750%	995,000	1,000,393
Centerplate, Inc. Tranche A Term Loan (a)(b)
11/26/19	4.750%	396,750	398,404
Clearwater Seafoods LP Tranche B Term Loan (a)(b)
06/26/19	4.750%	446,625	448,671
Darling International, Inc. Tranche B Term Loan (a)(b)
01/06/21	3.250%	575,000	573,804
Del Monte Foods, Inc. 1st Lien Term Loan (a)(b)
02/18/21	4.250%	600,000	600,738
Diamond Foods, Inc. Term Loan (a)(b)
08/20/18	4.250%	150,000	150,282
Dole Food Co., Inc. Tranche B Term Loan (a)(b)
11/01/18	4.500%	1,375,000	1,380,156
High Liner Foods, Inc. Term Loan (a)(b)
12/19/17	4.750%	698,159	698,159
JBS U.S.A. LLC (a)(b)
Term Loan
09/18/20	3.750%	1,368,125	1,363,857
Term Loan
05/25/18	3.750%	5,712,728	5,698,446
Paciific Industrial Services Finco Pty Ltd. Tranche B Term Loan (a)(b)
10/02/18	5.000%	1,069,625	1,082,995
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	6,327,187	6,354,078
Total			23,510,966

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 1.7%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	4.250%	$500,742	$500,742
Bally Technologies, Inc. Tranche B Term Loan (a)(b)
11/25/20	4.250%	1,194,000	1,198,478
Boyd Gaming Corp. Term B Loan (a)(b)
08/14/20	4.000%	447,750	447,974
Caesars Entertainment Operating Co., Inc. Tranche B6 Term Loan (a)(b)
01/28/18	5.489%	2,944,674	2,774,119
CityCenter Holdings LLC Tranche B Term Loan (a)(b)
10/16/20	5.000%	748,125	753,504
Golden Nugget, Inc. (a)(b)
Delayed Draw Term Loan
11/21/19	5.500%	112,219	114,603
Term Loan
11/21/19	5.500%	261,843	267,408
Las Vegas Sands LLC Tranche B Term Loan (a)(b)
12/19/20	3.250%	1,546,125	1,543,450
Pinnacle Entertainment, Inc. Tranche B-2 Term Loan (a)(b)
08/13/20	3.750%	893,250	894,643
Scientific Games International, Inc. Term Loan (a)(b)
10/18/20	4.250%	3,466,313	3,466,313
Tropicana Entertainment Inc. Term Loan (a)(b)
11/27/20	4.000%	298,500	298,748
Total			12,259,982
Gas Distributors 0.4%
Obsidian Holdings LLC Tranche A Term Loan (a)(b)
11/02/15	6.750%	436,281	442,825
Obsidian Natural Gas Trust Term Loan (a)(b)
11/02/15	7.000%	2,213,428	2,241,097
Power Buyer LLC (a)(b)
1st Lien Delayed Draw Term Loan
05/06/20	3.679%	14,167	14,084
1st Lien Term Loan
05/06/20	4.250%	264,667	263,124
Power Buyer LLC (a)(b)(e)(f)
1st Lien Delayed Draw Term Loan
05/06/20	3.679%	18,833	18,723
Total			2,979,853

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gas Pipelines 0.2%
Ruby Western Pipeline Holdings LLC Term Loan (a)(b)
03/27/20	3.500%	$412,865	$411,061
Tallgrass Operations LLC Term Loan (a)(b)
11/13/18	4.250%	1,357,330	1,365,569
Total			1,776,630
Health Care 8.5%
ATI Holdings, Inc. Term Loan (a)(b)
12/20/19	5.000%	419,688	424,233
Alere, Inc. (a)(b)
Tranche B Term Loan
06/30/17	4.250%	4,597,236	4,605,878
Tranche B1 Term Loan
06/30/17	4.250%	659,813	661,053
Tranche B2 Term Loan
06/30/17	4.250%	563,500	564,559
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/03/19	4.250%	1,166,190	1,167,647
BSN Medical Luxembourg Holding Sarl Tranche B-1 Term Loan (a)(b)
08/28/19	4.000%	600,000	602,100
CHS/Community Health Systems, Inc. Tranche E Term Loan (a)(b)
01/25/17	3.469%	1,239,662	1,247,175
Community Health Systems, Inc. Tranche D Term Loan (a)(b)
01/27/21	4.250%	5,348,986	5,390,120
ConvaTec, Inc. Term Loan (a)(b)
12/22/16	4.000%	1,985,739	1,988,222
DJO Finance LLC Tranche B Term Loan (a)(b)
09/15/17	4.750%	2,951,299	2,959,592
DaVita HealthCare Partners, Inc. Tranche B Term Loan (a)(b)
10/20/16	4.500%	2,539,687	2,550,786
Emdeon, Inc. Tranche B-2 Term Loan (a)(b)
11/02/18	3.750%	1,612,812	1,611,813
Envision Healthcare Corp. Term Loan (a)(b)
05/25/18	4.000%	4,423,266	4,426,318
Gentiva Health Services, Inc. (a)(b)
Tranche B Term Loan
10/18/19	6.500%	1,197,000	1,180,541
Gentiva Health Services, Inc. (a)(b)(e)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Tranche B Term Loan
10/11/19	6.500%	$500,000	$493,125
Grifols Worldwide Operations Ltd. Tranche B Term Loan (a)(b)(e)
02/27/21	3.234%	3,900,000	3,895,944
Hologic, Inc. Tranche B Term Loan (a)(b)
08/01/19	3.250%	1,559,711	1,552,567
IMS Health, Inc. Tranche B Term Loan (a)(b)
03/17/21	3.750%	1,913,771	1,909,331
InVentiv Health, Inc. Term Loan (a)(b)
08/04/16	7.500%	2,007,403	2,005,395
Kindred Healthcare, Inc. Tranche B-1 Term Loan (a)(b)
06/01/18	4.250%	1,362,126	1,364,959
Kinetic Concepts, Inc. Tranche E-1 Term Loan (a)(b)
05/04/18	4.000%	522,373	522,895
LHP Operations Co. LLC Term Loan (a)(b)
07/03/18	9.000%	935,460	908,227
Mallinckrodt International Finance SA Tranche B Term Loan (a)(b)
03/19/21	3.500%	1,250,000	1,249,850
MedAssets, Inc. Tranche B Term Loan (a)(b)
12/13/19	4.000%	347,396	348,049
Medpace Intermediateco, Inc. Tranche B Term Loan (a)(b)
06/16/17	5.500%	504,149	504,149
National Mentor Holdings, Inc. Tranche B Term Loan (a)(b)
01/31/21	4.750%	450,000	452,389
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	2,647,998	2,671,312
Opal Acquisition, Inc. Tranche B Term Loan (a)(b)
11/27/20	5.000%	1,321,687	1,324,992
Quintiles Transnational Corp. Term B-3 Term Loan (a)(b)
06/08/18	3.750%	6,979,443	6,974,209
Radnet Management, Inc. Tranche B Term Loan (a)(b)
10/10/18	4.253%	1,705,999	1,700,318

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Sage Products Holdings III LLC 1st Lien Term Loan (a)(b)
12/13/19	4.250%	$459,033	$460,180
Select Medical Corp. (a)(b)
Tranche B Term Loan
12/20/16	2.910%	375,000	375,705
06/01/18	3.750%	2,025,000	2,032,594
Sheridan Holdings, Inc. 1st Lien Term Loan (a)(b)
06/29/18	4.500%	665,281	667,916
Steward Health Care System LLC Term Loan (a)(b)
04/10/20	6.750%	322,563	323,369
U.S. Renal Care, Inc. (a)(b)
1st Lien Term Loan
07/03/19	4.250%	199,500	199,085
U.S. Renal Care, Inc. (a)(b)(e)
1st Lien Term Loan
07/03/19	4.250%	75,000	74,844
VWR Funding, Inc. Term Loan (a)(b)
04/03/17	3.403%	971,740	973,159
inVentiv Health, Inc. Tranche B3 Term Loan (a)(b)
05/15/18	7.750%	773,206	768,374
Total			63,132,974
Independent Energy 1.6%
MEG Energy Corp. Term Loan (a)(b)
03/31/20	3.750%	9,604,417	9,634,479
Sheridan Investment Partners I LLC Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	1,913,200	1,921,962
Sheridan Production Partners I-A LP Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	253,515	254,676
Sheridan Production Partners I-M LP Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	154,848	155,557
Total			11,966,674
Life Insurance 0.1%
CNO Financial Group, Inc. Tranche B-2 Term Loan (a)(b)
09/28/18	3.750%	904,019	903,458

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Lodging 1.0%
Four Seasons Holdings, Inc. 1st Lien Term Loan (a)(b)
06/29/20	3.500%	$671,625	$671,625
Hilton Worldwide Financial LLC Term Loan (a)(b)
10/26/20	3.500%	5,170,395	5,176,392
La Quinta Intermediate Holdings Tranche B Term Loan (a)(b)(e)
02/19/21	4.000%	975,000	974,396
Playa Resorts Holdings Term Loan (a)(b)
08/09/19	4.000%	447,750	449,151
Total			7,271,564
Media Cable 3.9%
Cequel Communications LLC Term Loan (a)(b)
02/14/19	3.500%	3,983,675	3,982,002
Charter Communications Operating LLC (a)(b)
Tranche E Term Loan
07/01/20	3.000%	1,339,875	1,327,481
Tranche F Term Loan
12/31/20	3.000%	1,620,971	1,605,491
MCC Iowa LLC (Mediacom Broadband Group) Tranche H Term Loan (a)(b)
01/29/21	3.250%	942,875	936,096
Mediacom Illinois LLC Tranche E Term Loan (a)(b)
10/23/17	4.500%	4,814,912	4,818,909
Nine Entertainment Group Ltd. Tranche B Term Loan (a)(b)
02/05/20	3.250%	1,683,000	1,672,481
TWCC Holding Corp. (a)(b)
2nd Lien Term Loan
06/26/20	7.000%	700,000	679,875
Term Loan
02/13/17	3.500%	1,939,281	1,899,293
UPC Financing Partnership Tranche AH Term Loan (a)(b)
06/30/21	3.250%	4,078,393	4,065,995
Virgin Media Investment Holdings Ltd. Tranche B Term Loan (a)(b)
06/08/20	3.500%	5,825,000	5,809,447
WaveDivision Holdings LLC Term Loan (a)(b)
10/12/19	4.000%	320,938	320,835
Ziggo BV (a)(b)(e)
Tranche B-1 Term Loan
01/15/22	3.500%	721,085	712,872
Tranche B-2 Term Loan
01/15/22	3.500%	464,681	459,388

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable (continued)
Tranche B-3 Term Loan
01/15/22	3.500%	$764,234	$755,529
Total			29,045,694
Media Non-Cable 5.0%
Advanstar Communications, Inc. 1st Lien Term Loan (a)(b)
04/29/19	5.500%	742,500	746,212
CBS Outdoor Americas Capital LLC Term Loan (a)(b)
01/31/21	3.000%	500,000	497,815
Clear Channel Communications, Inc. (a)(b)
Tranche B Term Loan
01/29/16	3.803%	25,608	25,290
Tranche D Term Loan
01/30/19	6.903%	1,470,419	1,439,026
Tranche E Term Loan
07/30/19	7.653%	472,912	472,160
Crown Media Holdings, Inc. Tranche B Term Loan (a)(b)
07/14/18	4.000%	740,295	739,058
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	3,564,519	3,577,886
Emerald Expositions Holding, Inc. Term Loan (a)(b)
06/17/20	5.500%	968,938	975,401
Entravision Communications Corp. Tranche B Term Loan (a)(b)
05/31/20	3.500%	655,313	645,483
Extreme Reach, Inc. 1st Lien Term Loan (a)(b)
01/24/20	6.750%	625,000	637,500
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	6,418,750	6,147,301
Gray Television, Inc. Term Loan (a)(b)
10/11/19	4.500%	136,081	136,649
Intelsat Jackson Holdings Tranche B-2 Term Loan (a)(b)
06/30/19	3.750%	6,125,000	6,134,555
Ion Media Networks, Inc. Term Loan (a)(b)
12/18/20	5.000%	1,246,875	1,254,668
LIN Television Corp. Tranche B Term Loan (a)(b)
12/21/18	4.000%	659,828	659,828

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Lodgenet Interactive Corp. Term Loan (a)(b)
03/28/18	6.750%	$1,138,424	$424,632
McGraw-Hill Global Education Holdings LLC Tranche B Term Loan (a)(b)
03/22/19	5.750%	679,432	683,679
Merrill Communications LLC Term Loan (a)(b)
03/08/18	5.750%	631,549	637,340
Micro Holding LP Term Loan (a)(b)
03/18/19	6.250%	891,000	893,789
Nelson Education Ltd. 1st Lien Term Loan (a)(b)
07/03/14	2.734%	1,327,607	1,085,319
Penton Media, Inc. 1st Lien Tranche B Term Loan (a)(b)
10/03/19	5.500%	497,500	500,982
Raycom TV Broadcasting LLC Tranche B Term Loan (a)(b)
05/31/17	4.250%	948,187	948,187
RentPath, Inc. Tranche B Term Loan (a)(b)
05/29/20	6.250%	992,500	970,169
Sinclair Television Group, Inc. Tranche B Term Loan (a)(b)
04/09/20	3.000%	594,006	585,470
Univision Communications, Inc. 1st Lien Term Loan (a)(b)
03/01/20	4.000%	6,504,790	6,512,011
Total			37,330,410
Metals 3.9%
Alpha Natural Resources, Inc. Tranche B Term Loan (a)(b)
05/22/20	3.500%	2,747,250	2,661,975
Constellium Holdco BV Term Loan (a)(b)
03/25/20	6.000%	495,000	504,900
Essar Steel Algoma, Inc. Term Loan (a)(b)
09/19/14	9.250%	960,375	960,375
FMG Resources (August 2006) Pty Ltd. Term Loan (a)(b)
06/28/19	4.250%	5,467,028	5,506,445
Fairmount Minerals Ltd. (a)(b) Tranche B Term Loan
03/15/17	3.734%	373,125	374,151

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals (continued)
Tranche B-2 Term Loan
09/05/19	4.500%	$1,815,875	$1,824,391
JFB Firth Rixson, Inc. Term Loan (a)(b)
06/30/17	4.250%	296,250	296,745
JMC Steel Group, Inc. Term Loan (a)(b)
04/01/17	4.750%	2,182,576	2,185,305
Murray Energy Corp. Term Loan (a)(b)
12/05/19	5.250%	1,125,000	1,133,438
Neenah Foundry Co. Term Loan (a)(b)
04/26/17	6.750%	432,873	430,349
Novelis, Inc. Term Loan (a)(b)
03/10/17	3.750%	5,465,506	5,455,723
Oxbow Carbon LLC Tranche B Term Loan (a)(b)
07/19/19	4.250%	433,125	435,109
Patriot Coal Corp. Term Loan (a)(b)
12/18/18	9.000%	399,000	398,501
SunCoke Energy, Inc. Tranche B Term Loan (a)(b)
07/26/18	4.000%	403,644	403,644
Walter Energy, Inc. Tranche B Term Loan (a)(b)
04/02/18	7.250%	5,059,691	4,885,789
Waupaca Foundry, Inc. Term Loan (a)(b)
06/29/17	4.000%	1,397,035	1,404,020
Total			28,860,860
Non-Captive Diversified 0.2%
American Capital Ltd. Tranche B Term Loan (a)(b)
08/22/17	3.500%	656,250	654,203
Ocwen Loan Servicing Term Loan (a)(b)
02/15/18	5.000%	1,163,250	1,167,612
Total			1,821,815
Oil Field Services 0.5%
Bronco Midstream Funding LLC Term Loan (a)(b)
08/17/20	5.000%	1,569,081	1,581,838

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Oil Field Services (continued)
Fieldwood Energy Term Loan (a)(b)
09/28/18	3.875%	$871,125	$870,968
Preferred Proppants LLC Tranche B Term Loan (a)(b)
12/15/16	0.000%	1,600,625	1,288,503
Total			3,741,309
Other Financial Institutions 1.6%
Altisource Solutions Sarl Tranche B Term Loan (a)(b)
12/09/20	4.500%	420,755	420,932
American Beacon Advisors, Inc. Term Loan (a)(b)
11/22/19	4.750%	374,063	375,933
Citco III Ltd. Term Loan (a)(b)
06/29/18	4.250%	3,147,210	3,151,144
Grosvenor Capital Management Holdings LLLP Term Loan (a)(b)
01/04/21	3.750%	997,500	991,894
Guggenheim Partners Investment Management Holdings LLC Term Loan (a)(b)
07/22/20	4.250%	796,000	799,184
HarbourVest Partners LP Term Loan (a)(b)
02/04/21	3.250%	1,968,856	1,954,089
Ikaria, Inc. 1st Lien Term Loan (a)(b)
02/12/21	5.000%	675,000	678,976
MIP Delaware LLC Tranche B1 Term Loan (a)(b)
03/09/20	4.000%	606,671	607,053
Mercury Payment Systems LLC Term Loan (a)(b)
07/01/17	5.500%	1,049,506	1,052,791
Nord Anglia Education Finance Tranche B Term Loan (a)(b)
03/31/21	4.500%	700,000	699,125
Unifrax Holding Co. Tranche B Term Loan (a)(b)
11/28/18	4.250%	376,085	376,943
Walker & Dunlop, Inc. Term Loan (a)(b)
12/20/20	5.500%	523,687	528,924
Total			11,636,988

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry 3.5%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (a)(b)
12/18/17	4.250%	$6,063,762	$6,085,227
Altegrity, Inc. (a)(b)
Term Loan
02/21/15	5.000%	241,118	236,597
Tranche D Term Loan
02/21/15	7.750%	559,817	551,700
BarBri, Inc. Term Loan (a)(b)
07/17/19	4.503%	718,781	719,234
Berry Plastics Group Tranche E Term Loan (a)(b)
01/06/21	3.750%	550,000	548,548
CHG Healthcare Services, Inc. 1st Lien Term Loan (a)(b)
11/19/19	4.250%	1,411,082	1,412,846
Cooper, Gay, Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.) 1st Lien Term Loan (a)(b)
04/16/20	5.000%	471,438	471,438
Education Management LLC Tranche C3 Term Loan (a)(b)
03/30/18	8.250%	1,467,511	1,373,958
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) Term Loan (a)(b)
07/02/18	4.250%	3,556,087	3,561,528
Jason, Inc. Term Loan (a)(b)
02/28/19	5.000%	485,142	485,142
Laureate Education, Inc. Term Loan (a)(b)
06/15/18	5.000%	7,847,915	7,769,436
MCS AMS Sub-Holdings LLC Term Loan (a)(b)
10/10/20	7.000%	500,000	485,000
RE/MAX LLC Term Loan (a)(b)
07/31/20	4.000%	1,112,739	1,110,881
United Central Industrial Supply Co. LLC 1st Lien Term Loan (a)(b)
10/09/18	7.500%	338,643	333,563
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	640,250	643,451
Total			25,788,549

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Utility 0.1%
EFS Cogen Holdings I LLC Tranche B Term Loan (a)(b)
12/17/20	3.750%	$480,051	$482,053
Packaging 1.9%
BWAY Holding Co. Term Loan (a)(b)
08/06/17	4.500%	2,444,062	2,452,470
Berry Plastics Corp. Tranche D Term Loan (a)(b)
02/08/20	3.500%	2,004,750	1,994,726
Expera Specialty Solutions LLC Term Loan (a)(b)
12/26/18	7.500%	496,250	499,972
John Henry Holdings, Inc. Term Loan (a)(b)
08/17/20	0.000%	325,000	325,406
Reynolds Group Holdings Inc. Term Loan (a)(b)
11/30/18	4.000%	5,159,818	5,171,737
Tank Holding Corp. Term Loan (a)(b)
07/09/19	4.250%	905,465	905,184
Tricorbraun, Inc. Term Loan (a)(b)
05/03/18	4.000%	2,667,696	2,669,377
Total			14,018,872
Pharmaceuticals 2.9%
Akorn, Inc. Term Loan (a)(b)(e)
11/13/20	4.500%	550,000	554,812
Alkermes, Inc. Term Loan (a)(b)
09/25/19	3.500%	345,614	345,507
Amneal Pharmaceuticals LLC Tranche B Term Loan (a)(b)
11/01/19	5.753%	472,624	474,397
Auxilium Pharmaceuticals, Inc. Term Loan (a)(b)
04/26/17	6.250%	546,520	551,985
Catalent Pharma Solutions, Inc. (a)(b)
Tranche 1 Term Loan
09/15/16	3.653%	1,928,501	1,932,358
Tranche 2 Term Loan
09/15/17	4.250%	1,321,350	1,324,363
Endo Luxembourg Finance Co. SARL Tranche B Term Loan (a)(b)
03/01/21	3.250%	325,000	323,863

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
JLL/Delta Dutch Newco BV Term Loan (a)(b)
03/11/21	4.250%	$725,000	$720,730
PRA Holdings, Inc. Tranche B-1 Loan (a)(b)
09/23/20	4.500%	1,119,375	1,114,707
Par Pharmaceutical Cos, Inc. Tranche B-2 Term Loan (a)(b)
09/30/19	4.000%	573,562	573,878
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	4.000%	6,126,212	6,137,178
Pharmedium Healthcare Corp. 1st Lien Term Loan (a)(b)
01/28/21	4.250%	225,000	224,861
Salix Pharmaceuticals Ltd. Term Loan (a)(b)
01/02/20	4.250%	567,813	572,781
Valeant Pharmaceutical International, Inc. (a)(b)
Tranche B-C2 Term Loan
12/11/19	3.750%	1,652,344	1,656,061
Tranche B-D2 Term Loan
02/13/19	3.750%	835,157	836,727
Valeant Pharmaceuticals International, Inc. Tranche B-E1 Term Loan (a)(b)
08/05/20	3.750%	4,276,002	4,286,093
Total			21,630,301
Property & Casualty 0.9%
Alliant Holdings I LLC Term Loan (a)(b)
12/20/19	4.250%	1,788,061	1,794,015
AmWINS Group LLC 1st Lien Term Loan (a)(b)
09/06/19	5.000%	568,563	571,940
Asurion LLC (a)(b)
2nd Lien Term Loan
03/03/21	8.500%	850,000	876,562
Tranche B-2 Term Loan
07/08/20	4.250%	893,250	889,579
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan (a)(b)
12/10/19	5.000%	222,744	222,651
Hub International Ltd. Term Loan (a)(b)
10/02/20	4.750%	2,462,625	2,463,659
Total			6,818,406

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Refining 0.6%
CITGO Petroleum Corp. (a)(b)
Tranche B Term Loan
06/24/15	8.000%	$241,071	$242,277
Tranche C Term Loan
06/24/17	9.000%	1,934,464	1,955,414
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	2,319,188	2,311,581
Total			4,509,272
REITs —%
Starwood Property Trust, Inc. 1st Lien Term Loan (a)(b)
04/17/20	3.500%	272,250	271,060
Restaurants 2.4%
Burger King Corp. Tranche B Term Loan (a)(b)
09/28/19	3.750%	3,201,250	3,219,657
CEC Entertainment, Inc. Tranche B Term Loan (a)(b)
02/14/21	4.250%	600,000	595,500
Dave & Buster’s, Inc. Term Loan (a)(b)
06/01/16	4.500%	1,925,000	1,925,000
DineEquity, Inc. Tranche B2 Term Loan (a)(b)
10/19/17	3.750%	3,119,726	3,128,305
Dunkin’ Brands, Inc. Tranche B-4 Term Loan (a)(b)
02/05/21	3.250%	2,518,421	2,497,971
Landry’s, Inc. Tranche B Term Loan (a)(b)
04/24/18	4.000%	3,800,523	3,819,526
NPC International, Inc. Term Loan (a)(b)
12/28/18	4.000%	784,000	784,494
P.F. Chang’s China Bistro, Inc. Term Loan (a)(b)
06/22/19	4.250%	1,374,852	1,379,114
Sagittarius Restaurants LLC (Del Taco) Term Loan (a)(b)
10/01/18	6.269%	519,143	520,010
Seminole Hard Rock Entertainment, Inc. Tranche B Term Loan (a)(b)
05/14/20	3.500%	248,125	247,609
Total			18,117,186

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers 6.0%
99 Cents Only Stores Tranche B-2 Term Loan (a)(b)
01/11/19	4.500%	$3,424,622	$3,447,739
Bass Pro Group LLC Term Loan (a)(b)
11/20/19	3.750%	1,940,052	1,944,495
Blue Buffalo Company Ltd. Tranche B-3 Term Loan (a)(b)
08/08/19	4.000%	1,354,469	1,363,504
Evergreen Acqco 1 LP Term Loan (a)(b)
07/09/19	5.003%	664,896	669,052
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/04/19	3.250%	8,922,135	8,871,993
Harbor Freight Tools U.S.A., Inc. Term Loan (a)(b)
07/26/19	4.750%	1,019,875	1,029,441
Hudson’s Bay Co. 1st Lien Term Loan (a)(b)
11/04/20	4.750%	3,121,875	3,160,898
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	2,500,000	2,493,125
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	4,774,412	4,762,476
Michaels Stores, Inc. Tranche B Term Loan (a)(b)
01/28/20	3.750%	2,406,813	2,408,329
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
10/25/20	4.250%	3,715,688	3,725,348
PFS Holding Corp. 1st Lien Term Loan (a)(b)
01/31/21	4.500%	200,000	200,250
Pantry, Inc. (The) Term Loan (a)(b)
08/03/19	4.750%	443,250	446,020
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.000%	5,451,960	5,461,828
Rent-A-Center, Inc. Term Loan (a)(b)
03/19/21	3.750%	400,000	398,000
Rite Aid Corp. (a)(b)
2nd Lien Tranche 1 Term Loan
08/21/20	5.750%	425,000	433,768

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Tranche 7 Term Loan
02/21/20	3.500%	$3,548,188	$3,542,652
Total			44,358,918
Supermarkets 0.5%
Albertson’s LLC (a)(b)
Tranche B-1 Term Loan
03/21/16	4.250%	405,420	406,434
Tranche B-2 Term Loan
03/21/19	4.750%	588,708	592,140
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	421,797	419,160
Supervalu, Inc. Term Loan (a)(b)
03/21/19	4.500%	2,577,811	2,579,951
Total			3,997,685
Technology 14.2%
AVSC Holding Corp. 1st Lien Term Loan (a)(b)
01/25/21	4.500%	350,000	351,750
Aeroflex, Inc. Tranche B-1 Term Loan (a)(b)
11/09/19	4.500%	1,539,845	1,546,266
Answers Corp. 1st Lien Term Loan (a)(b)
12/20/18	6.500%	666,562	664,063
Applied Systems, Inc. 1st Lien Term Loan (a)(b)
01/25/21	4.250%	698,250	699,996
Ascend Learning LLC 1st Lien Term Loan (a)(b)
07/31/19	6.000%	1,050,000	1,059,188
Attachmate Group, Inc. (The) 1st Lien Term Loan (a)(b)
11/22/17	7.250%	2,809,227	2,825,043
Avast Software NV Term Loan (a)(b)(e)
02/28/20	4.234%	775,000	773,063
CCC Information Services, Inc. Term Loan (a)(b)
12/20/19	4.000%	419,997	419,997
CDW LLC Term Loan (a)(b)
04/29/20	3.250%	3,218,252	3,186,069
Ceridian Corp. Term Loan (a)(b)
05/09/17	4.404%	1,089,724	1,093,538

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Cinedigm Funding I LLC Term Loan (a)(b)
02/28/18	3.750%	$1,342,535	$1,342,535
CompuCom Systems, Inc. Term Loan (a)(b)
05/09/20	4.250%	1,215,812	1,213,150
DealerTrack Technologies, Inc. Term Loan (a)(b)
02/28/21	3.500%	400,000	401,000
Dell International LLC (a)(b)
Tranche B Term Loan
04/29/20	4.500%	7,630,875	7,575,246
Tranche C Term Loan
10/29/18	3.750%	1,340,625	1,334,297
EIG Investors Corp. Term Loan (a)(b)
11/09/19	5.000%	1,851,633	1,860,891
Epicor Software Corp. Tranche B-2 Term Loan (a)(b)
05/16/18	4.000%	3,375,987	3,381,895
Excelitas Technologies Corp. Tranche B Term Loan (a)(b)
11/02/20	6.000%	689,113	691,697
Expert Global Solutions, Inc. Tranche B 1st Lien Term Loan (a)(b)
04/03/18	8.500%	2,303,137	2,242,679
First Data Corp. (a)(b)
Term Loan
03/24/17	3.655%	500,000	499,165
03/23/18	4.155%	3,141,285	3,146,531
Tranche B Term Loan
09/24/18	4.155%	1,975,000	1,976,916
Freescale Semiconductor, Inc. Tranche B-4 Term Loan (a)(b)
02/28/20	4.250%	1,730,977	1,736,914
Genpact Ltd. Term Loan (a)(b)
08/30/19	3.500%	1,703,502	1,706,040
Go Daddy Operating Co. LLC Tranche B-3 Term Loan (a)(b)
12/17/18	4.000%	2,617,439	2,622,674
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/08/20	4.000%	665,645	665,019
Hyland Software, Inc. Term Loan (a)(b)
02/19/21	4.750%	471,750	475,878
ION Trading Technologies SARL 1st Lien Term Loan (a)(b)
05/22/20	4.500%	585,938	586,488

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Infor (U.S.), Inc. Tranche B-3 Term Loan (a)(b)
06/03/20	3.750%	$442,680	$440,834
Infor US, Inc. Tranche B-5 Term Loan (a)(b)
06/03/20	3.750%	5,127,606	5,108,377
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	1,044,750	1,049,107
Interactive Data Corp. Term Loan (a)(b)
02/11/18	3.750%	1,907,070	1,904,095
Kasima LLC Term Loan (a)(b)
05/17/21	3.250%	925,000	918,063
Kronos, Inc. (a)(b)
1st Lien Term Loan
10/30/19	4.500%	1,770,637	1,782,589
Kronos, Inc. (a)(b)(e)
1st Lien Term Loan
10/30/19	4.500%	400,000	402,700
Magic Newco LLC 1st Lien Term Loan (a)(b)
12/12/18	5.000%	1,974,949	1,992,230
Microsemi Corp. Term Loan (a)(b)
02/19/20	0.000%	1,432,798	1,428,858
Mitel U.S. Holdings, Inc. Term Loan (a)(b)
01/31/20	5.250%	250,000	252,345
RP Crown Parent LLC 1st Lien Term Loan (a)(b)
12/21/18	6.000%	5,104,868	5,083,581
Renaissance Learning, Inc. 1st Lien Term Loan (a)(b)
11/16/20	6.250%	721,375	722,277
Rocket Software, Inc. 1st Lien Term Loan (a)(b)
02/08/18	5.750%	488,758	488,880
Rovi Solutions Corp./Guides, Inc. Tranche B-3 Term Loan (a)(b)
03/29/19	3.500%	834,424	831,295
SCS Holdings I, Inc. Term Loan (a)(b)
12/07/18	7.000%	432,356	438,841
SSI Investments II Ltd. Term Loan (a)(b)
05/26/17	5.000%	714,188	714,188

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Sensata Technologies BV/Technology Finance Co. LLC Term Loan (a)(b)
05/12/19	3.250%	$1,654,725	$1,657,372
Serena Software, Inc. (a)(b)
Term Loan
03/10/16	4.155%	2,200,000	2,189,000
Tranche B Term Loan
03/10/16	5.000%	425,000	423,143
Shield Finance Co. Sarl Tranche B Term Loan (a)(b)
01/29/21	5.000%	575,000	576,438
Sitel LLC Tranche A Term Loan (a)(b)
01/30/17	6.992%	2,377,759	2,401,537
Smart Technologies ULC Term B Loan (a)(b)
01/31/18	10.500%	553,438	581,109
Sophia LP Tranche B-1 Term Loan (a)(b)
07/19/18	4.000%	957,743	957,743
Spansion LLC Term Loan (a)(b)
12/19/19	3.750%	987,601	988,836
Springer SBM Two GmbMBH Tranche B-2 Term Loan (a)(b)
08/14/20	5.000%	1,019,875	1,020,640
Stoneriver Group LP 1st Lien Term Loan (a)(b)
11/30/19	4.500%	130,399	130,399
SunGard Data Systems, Inc. (a)(b)
Tranche C Term Loan
02/28/17	3.907%	507,212	507,836
Tranche E Term Loan
03/08/20	4.000%	4,576,377	4,587,818
SurveyMonkey.com LLC Term Loan (a)(b)
02/07/19	5.500%	519,750	521,049
Syniverse Holdings, Inc. (a)(b)
Term Loan
04/23/19	4.000%	2,231,596	2,227,869
Tranche B Term Loan
04/23/19	4.000%	1,114,950	1,115,418
TNS, Inc. 1st Lien Term Loan (a)(b)
02/14/20	5.000%	977,778	981,855
TransUnion LLC Term Loan (a)(b)
02/10/19	4.250%	6,875,418	6,871,156
Transfirst Holdings, Inc. 1st Lien Term Loan (a)(b)
12/27/17	4.000%	990,019	990,514

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
TriZetto Group, Inc. Term Loan (a)(b)
05/02/18	4.750%	$1,536,354	$1,528,672
VAT Lux III Sarl Term Loan (a)(b)
02/11/21	4.750%	350,000	351,603
Vertafore, Inc. Term Loan (a)(b)
10/03/19	4.250%	1,753,113	1,757,057
Wall Street Systems Delaware, Inc. 1st Lien Term Loan (a)(b)
10/25/19	5.750%	1,086,250	1,086,250
Web.com Group, Inc. 1st Lien Term Loan (a)(b)
10/27/17	4.500%	1,444,491	1,458,936
Websense, Inc. 1st Lien Term Loan (a)(b)
06/25/20	4.500%	794,000	794,000
Total			105,342,498
Transportation Services 0.4%
Hertz Corp. (The) Tranche B1 Term Loan (a)(b)
03/11/18	3.750%	1,678,750	1,679,019
Stena International SA Term Loan (a)(b)
03/03/21	4.000%	1,275,000	1,271,812
Total			2,950,831
Wireless 1.4%
Cellular South, Inc. Tranche B Term Loan (a)(b)
05/23/20	3.250%	371,250	368,466
Crown Castle Operating Co. Tranche B2 Term Loan (a)(b)
01/31/21	3.250%	3,902,960	3,888,324
SBA Senior Finance II LLC (a)(b)
Tranche B-1A Term Loan
03/24/21	3.250%	1,400,000	1,393,756
SBA Senior Finance II LLC (a)(b)(e) Tranche B-1A Term Loan
03/24/21	3.250%	75,000	74,665
Telesat Canada Tranche B2 Term Loan (a)(b)
03/28/19	3.500%	4,568,974	4,551,840
Total			10,277,051

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines 0.2%
Southwire Co. Term Loan (a)(b)
02/10/21	3.250%	$325,000	$324,188
Windstream Corp. Tranche B-5 Term Loan (a)(b)
08/26/19	3.500%	992,475	990,738
Total			1,314,926
Total Senior Loans (Cost: $715,349,535)			$711,350,122

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes —%
Aerospace & Defense —%
Erickson Air-Crane, Inc. (g)(h)
11/02/20	6.000%	87,121	69,104
Total Corporate Bonds & Notes (Cost: $68,745)			$69,104

		Shares	Value

Money Market Funds 4.7%
Columbia Short-Term Cash Fund, 0.094% (i)(j)		35,032,209	$35,032,209
Total Money Market Funds (Cost: $35,032,209)			$35,032,209
Total Investments
(Cost: $750,450,489) (k)			$746,451,435(l)
Other Assets & Liabilities, Net			(3,342,981)
Net Assets			$743,108,454

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2014, the value of these securities amounted to $1,067,112, which represents 0.14% of net assets.

(d)	Negligible market value.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

At March 31, 2014, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Power Buyer LLC	18,833
1st Lien Delayed Draw Term Loan
05/06/20 3.679%

W.R. Grace & Co.	164,474
Delayed Draw Term Loan
02/03/21 1.000%

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $69,104, which represents 0.01% of net assets.

(h)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $69,104, representing 0.01% of net assets.  Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Erickson Air-Crane, Inc.
11/02/20 6.000%	05-09-13	68,745

(i)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,956,412	53,452,340	(45,376,543)	35,032,209	6,611	35,032,209

(k)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $750,450,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,191,000
Unrealized Depreciation	(7,190,000)
Net Unrealized Depreciation	$(3,999,000)

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans
Aerospace & Defense	—	10,990,815	395,132	11,385,947
Banking	—	2,637,325	2,359,127	4,996,452
Brokerage	—	11,710,481	666,563	12,377,044
Chemicals	—	25,708,234	4,238,394	29,946,628
Consumer Products	—	21,281,649	798,205	22,079,854
Diversified Manufacturing		18,653,783	2,265,658	20,919,441
Entertainment	—	19,711,724	446,348	20,158,072
Food and Beverage	—	17,114,362	6,396,604	23,510,966
Gas Distributors	—	295,932	2,683,921	2,979,853
Health Care	—	60,937,049	2,195,925	63,132,974
Media Non-Cable	—	35,063,802	2,266,608	37,330,410
Metals	—	27,952,316	908,544	28,860,860
Other Industry		23,854,955	1,933,594	25,788,549
Packaging	—	13,518,900	499,972	14,018,872
Pharmaceuticals	—	21,078,316	551,985	21,630,301
Refining	—	2,553,857	1,955,415	4,509,272
Technology	—	100,124,803	5,217,695	105,342,498
All Other Industries	—	262,382,129	—	262,382,129
Total Senior Loans	—	675,570,432	35,779,690	711,350,122
Bonds
Corporate Bonds & Notes	—	—	69,104	69,104
Total Bonds	—	—	69,104	69,104
Mutual Funds
Money Market Funds	35,032,209	—	—	35,032,209
Total Mutual Funds	35,032,209	—	—	35,032,209
Total	35,032,209	675,570,432	35,848,794	746,451,435

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Senior Loans ($)	Corporate Bonds & Notes ($)	Total ($)
Balance as of December 31, 2013	31,829,792	66,804	31,896,596
Accrued discounts/premiums	14,090	499	14,589
Realized gain (loss)	55,952	—	55,952
Change in unrealized appreciation (depreciation)(a)	91,805	1,801	93,606
Sales	(8,606,126)	—	(8,606,126)
Purchases	(266,314)	—	(266,314)
Transfers into Level 3	14,308,087	—	14,308,087
Transfers out of Level 3	(1,647,596)	—	(1,647,596)
Balance as of March 31, 2014	35,779,690	69,104	35,848,794

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2014 was $160,350, which is comprised of Senior Loans of $158,550 and Corporate Bonds & Notes of $1,800.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Holland Large Cap Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 18.7%
Hotels, Restaurants & Leisure 2.5%
Yum! Brands, Inc.	466,350	$35,158,126
Internet & Catalog Retail 6.8%
Amazon.com, Inc. (a)	150,600	50,679,912
Priceline Group, Inc. (The) (a)	37,554	44,760,237
Total		95,440,149
Media 1.9%
Twenty-First Century Fox, Inc., Class A	834,550	26,680,564
Specialty Retail 4.0%
Advance Auto Parts, Inc.	252,250	31,909,625
GNC Holdings, Inc., Class A	574,994	25,311,236
Total		57,220,861
Textiles, Apparel & Luxury Goods 3.5%
Nike, Inc., Class B	301,362	22,258,597
Under Armour, Inc., Class A (a)	235,300	26,974,792
Total		49,233,389
TOTAL CONSUMER DISCRETIONARY		263,733,089
CONSUMER STAPLES 7.7%
Beverages 2.6%
Monster Beverage Corp. (a)	315,100	21,883,695
PepsiCo, Inc.	182,650	15,251,275
Total		37,134,970
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	239,000	26,691,520
Food Products 2.0%
Mead Johnson Nutrition Co.	330,600	27,486,084
Household Products 1.2%
Procter & Gamble Co. (The)	212,600	17,135,560
TOTAL CONSUMER STAPLES		108,448,134
ENERGY 9.9%
Energy Equipment & Services 4.3%
Cameron International Corp. (a)	420,400	25,968,108
Halliburton Co.	578,900	34,091,421
Total		60,059,529

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 5.6%
Occidental Petroleum Corp.	235,700	$22,459,853
Range Resources Corp.	687,250	57,021,132
Total		79,480,985
TOTAL ENERGY		139,540,514
FINANCIALS 3.6%
Capital Markets 3.6%
BlackRock, Inc.	67,200	21,133,056
Greenhill & Co., Inc.	266,350	13,844,873
TD Ameritrade Holding Corp.	456,200	15,487,990
Total		50,465,919
TOTAL FINANCIALS		50,465,919
HEALTH CARE 14.5%
Biotechnology 6.3%
BioMarin Pharmaceutical, Inc. (a)	471,600	32,167,836
Gilead Sciences, Inc. (a)	423,064	29,978,315
Vertex Pharmaceuticals, Inc. (a)	374,700	26,498,784
Total		88,644,935
Health Care Equipment & Supplies 2.2%
Covidien PLC	420,400	30,966,664
Health Care Providers & Services 2.4%
DaVita HealthCare Partners, Inc. (a)	494,800	34,066,980
Health Care Technology 1.7%
Cerner Corp. (a)	415,200	23,355,000
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	521,950	27,115,303
TOTAL HEALTH CARE		204,148,882
INDUSTRIALS 10.1%
Aerospace & Defense 3.7%
Honeywell International, Inc.	366,850	34,029,006
United Technologies Corp.	155,850	18,209,514
Total		52,238,520
Airlines 1.2%
Copa Holdings SA, Class A	113,100	16,420,989

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.6%
Roper Industries, Inc.	168,100	$22,443,031
Machinery 1.6%
WABCO Holdings, Inc. (a)	209,800	22,146,488
Professional Services 2.0%
IHS, Inc., Class A (a)	235,015	28,554,322
TOTAL INDUSTRIALS		141,803,350
INFORMATION TECHNOLOGY 31.4%
Communications Equipment 7.6%
Cisco Systems, Inc.	1,723,350	38,620,273
QUALCOMM, Inc.	859,271	67,762,111
Total		106,382,384
Internet Software & Services 3.5%
Google, Inc., Class A (a)	44,290	49,361,648
IT Services 7.3%
Automatic Data Processing, Inc.	153,050	11,824,643
International Business Machines Corp.	158,245	30,460,580
Visa, Inc., Class A	279,159	60,259,262
Total		102,544,485
Software 10.1%
Adobe Systems, Inc. (a)	712,650	46,849,611
Citrix Systems, Inc. (a)	795,300	45,674,079
Intuit, Inc.	230,950	17,951,743
MICROS Systems, Inc. (a)	322,700	17,080,511
Microsoft Corp.	344,050	14,102,610
Total		141,658,554

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	77,400	$41,543,676
TOTAL INFORMATION TECHNOLOGY		441,490,747
MATERIALS 2.9%
Chemicals 2.9%
Ecolab, Inc.	141,250	15,253,588
Praxair, Inc.	194,800	25,512,956
Total		40,766,544
TOTAL MATERIALS		40,766,544
Total Common Stocks (Cost: $1,129,193,228)		$1,390,397,179

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	17,475,942	$17,475,942
Total Money Market Funds (Cost: $17,475,942)		$17,475,942
Total Investments
(Cost: $1,146,669,170)		$1,407,873,121(d)
Other Assets & Liabilities, Net		96,280
Net Assets		$1,407,969,401

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	33,822,531	32,485,820	(48,832,409)	17,475,942	5,247	17,475,942

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	263,733,089	—	—	263,733,089
Consumer Staples	108,448,134	—	—	108,448,134
Energy	139,540,514	—	—	139,540,514
Financials	50,465,919	—	—	50,465,919
Health Care	204,148,882	—	—	204,148,882
Industrials	141,803,350	—	—	141,803,350
Information Technology	441,490,747	—	—	441,490,747
Materials	40,766,544	—	—	40,766,544
Total Equity Securities	1,390,397,179	—	—	1,390,397,179
Mutual Funds
Money Market Funds	17,475,942	—	—	17,475,942
Total Mutual Funds	17,475,942	—	—	17,475,942
Total	1,407,873,121	—	—	1,407,873,121

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Invesco International Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.6%
AUSTRALIA 3.4%
Amcor Ltd.	3,080,709	$29,765,721
Brambles Ltd.	2,552,076	21,958,140
CSL Ltd.	215,296	13,906,332
Total		65,630,193
BELGIUM 1.5%
Anheuser-Busch InBev NV	278,421	29,189,416
BRAZIL 3.3%
Banco Bradesco SA, ADR	1,921,429	26,265,934
BM&FBovespa SA	6,858,500	34,035,571
BRF SA	221,029	4,425,451
Total		64,726,956
CANADA 7.5%
Agrium, Inc.	139,701	13,613,739
Canadian National Railway Co.	283,765	15,942,690
Cenovus Energy, Inc.	560,721	16,215,514
CGI Group, Inc., Class A (a)	744,096	22,972,408
EnCana Corp.	1,050,189	22,428,731
Fairfax Financial Holdings Ltd.	42,130	18,292,537
Suncor Energy, Inc.	1,054,879	36,842,043
Total		146,307,662
CHINA 3.6%
Baidu, Inc., ADR (a)	186,608	28,435,327
Belle International Holdings Ltd.	1,353,000	1,352,619
CNOOC Ltd.	14,288,000	21,632,358
Industrial & Commercial Bank of China Ltd., Class H	29,369,000	18,105,405
Total		69,525,709
DENMARK 2.5%
Carlsberg A/S, Class B	268,608	26,715,328
Novo Nordisk A/S, Class B	498,361	22,695,617
Total		49,410,945
FRANCE 4.8%
Publicis Groupe SA	388,128	35,065,913
Schneider Electric SA	247,886	21,975,527
Total SA	551,892	36,190,936
Total		93,232,376
GERMANY 7.4%
Adidas AG	152,044	16,451,251
Allianz SE, Registered Shares	154,433	26,104,984
Deutsche Boerse AG	268,544	21,372,562

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Deutsche Post AG	539,512	$20,045,681
Deutsche Telekom AG, Registered Shares	1,333,608	21,550,878
SAP AG	470,313	38,072,161
Total		143,597,517
HONG KONG 3.3%
Galaxy Entertainment Group Ltd. (a)	4,036,000	35,226,849
Hutchison Whampoa Ltd.	2,146,000	28,481,321
Total		63,708,170
ISRAEL 2.0%
Teva Pharmaceutical Industries Ltd., ADR	718,337	37,956,927
JAPAN 5.6%
Denso Corp.	298,700	14,324,555
FANUC Corp.	120,900	21,374,160
Japan Tobacco, Inc.	458,800	14,400,546
Keyence Corp.	43,360	17,862,872
Komatsu Ltd.	531,300	11,138,472
Toyota Motor Corp.	537,500	30,311,692
Total		109,412,297
MEXICO 1.9%
Fomento Economico Mexicano SAB de CV, ADR	106,850	9,962,694
Grupo Televisa SAB, ADR	800,909	26,662,261
Total		36,624,955
NETHERLANDS 1.2%
Unilever NV-CVA	545,974	22,440,719
SINGAPORE 4.3%
Avago Technologies Ltd.	485,879	31,295,466
Keppel Corp., Ltd.	2,916,700	25,304,254
United Overseas Bank Ltd.	1,526,000	26,322,644
Total		82,922,364
SOUTH KOREA 3.2%
Hyundai Mobis	104,623	31,041,513
Samsung Electronics Co., Ltd.	24,669	31,185,890
Total		62,227,403
SPAIN 1.1%
Amadeus IT Holding SA, Class A	539,135	22,393,584

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN 2.5%
Investor AB, Class B	826,449	$29,905,035
Telefonaktiebolaget LM Ericsson, Class B	1,407,272	18,742,463
Total		48,647,498
SWITZERLAND 9.3%
ABB Ltd.	1,081,317	27,887,594
Julius Baer Group Ltd.	438,838	19,473,576
Nestlé SA, Registered Shares	347,222	26,138,368
Novartis AG, Registered Shares	256,854	21,790,679
Roche Holding AG, Genusschein Shares	137,997	41,365,539
Syngenta AG, Registered Shares	71,923	27,197,397
UBS AG, Registered Shares	794,445	16,409,214
Total		180,262,367
TAIWAN 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,264,000	36,449,616
THAILAND 0.8%
Kasikornbank PCL, Foreign Registered Shares, NVDR	3,005,800	16,541,011
TURKEY 1.1%
Akbank TAS	6,463,181	20,540,090

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 19.4%
Aberdeen Asset Management PLC	2,805,403	$18,254,440
British American Tobacco PLC	697,519	38,787,492
British Sky Broadcasting Group PLC	2,397,161	36,487,381
Centrica PLC	3,145,134	17,287,525
Compass Group PLC	2,804,180	42,776,150
Informa PLC	1,814,140	15,984,185
Kingfisher PLC	2,819,686	19,809,339
Next PLC	167,214	18,398,876
Reed Elsevier PLC	3,569,349	54,507,869
Royal Dutch Shell PLC, Class B	771,447	30,101,591
Shire PLC	513,379	25,205,662
Smith & Nephew PLC	1,626,748	24,652,382
WPP PLC	1,648,022	33,986,576
Total		376,239,468
Total Common Stocks (Cost: $1,344,352,651)		$1,777,987,243

	Shares	Value

Money Market Funds 8.2%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	158,440,533	$158,440,533
Total Money Market Funds (Cost: $158,440,533)		$158,440,533
Total Investments
(Cost: $1,502,793,184) (d)		$1,936,427,776(e)
Other Assets & Liabilities, Net		4,841,563
Net Assets		$1,941,269,339

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	102,061,369	119,584,229	(63,205,065)	158,440,533	26,416	158,440,533

(d)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $1,502,793,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$454,870,000
Unrealized Depreciation	(21,235,000)
Net Unrealized Appreciation	$433,635,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	26,662,261	385,724,769	—	412,387,030
Consumer Staples	14,388,145	157,671,868	—	172,060,013
Energy	75,486,288	87,924,884	—	163,411,172
Financials	78,594,042	213,028,961	—	291,623,003
Health Care	37,956,927	149,616,212	—	187,573,139
Industrials	15,942,690	178,165,149	—	194,107,839
Information Technology	82,703,201	164,706,586	—	247,409,787
Materials	13,613,739	56,963,118	—	70,576,857
Telecommunication Services	—	21,550,878	—	21,550,878
Utilities	—	17,287,525	—	17,287,525
Total Equity Securities	345,347,293	1,432,639,950	—	1,777,987,243
Mutual Funds
Money Market Funds	158,440,533	—	—	158,440,533
Total Mutual Funds	158,440,533	—	—	158,440,533
Total	503,787,826	1,432,639,950	—	1,936,427,776

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 15.5%
Aerospace & Defense 0.1%
BAE Systems Holdings, Inc. (a)
08/15/15	5.200%	$780,000	$823,469
06/01/19	6.375%	555,000	640,145
EADS Finance BV (a)
04/17/23	2.700%	589,000	556,067
Lockheed Martin Corp.
Senior Unsecured
11/15/19	4.250%	300,000	323,564
12/15/42	4.070%	257,000	241,006
Northrop Grumman Systems Corp.
02/15/31	7.750%	400,000	527,807
Total			3,112,058
Agencies 0.1%
Financing Corp. FICO (b)
11/30/17	0.000%	3,250,000	3,063,421
Airlines 0.1%
Air Canada Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A (a)
11/15/26	4.125%	997,000	999,822
American Airlines Pass-Through Trust
Series 2011-1 Class A
07/31/22	5.250%	185,980	201,789
American Airlines Pass-Through Trust (a)
Series 2013-2 Class A
07/15/24	4.950%	813,196	874,185
Continental Airlines Pass-Through Trust
Pass-Through Certificates
Series 2007-1 Class A
10/19/23	5.983%	730,970	829,651
Series 2012-2 Class A
04/29/26	4.000%	181,000	182,810
Delta Air Lines Pass-Through Trust Series 2011-1 Class A
10/15/20	5.300%	99,160	109,571
United Airlines Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A
02/15/27	4.300%	303,000	310,954
Total			3,508,782
Automotive 0.4%
American Honda Finance Corp. (a)
Senior Unsecured
02/28/17	2.125%	652,000	666,382
02/16/18	1.600%	1,118,000	1,109,004
Daimler Finance North America LLC
01/18/31	8.500%	1,275,000	1,893,597
Daimler Finance North America LLC (a)
04/10/15	1.650%	925,000	932,494
07/31/15	1.300%	591,000	595,119
07/31/19	2.250%	459,000	452,593

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Ford Motor Credit Co. LLC
Senior Unsecured
02/03/17	4.250%	$1,000,000	$1,073,712
10/01/18	2.875%	869,000	885,314
Ford Motor Credit Co. LLC (c)
Senior Unsecured
05/09/16	1.487%	506,000	514,456
Johnson Controls, Inc.
Senior Unsecured
12/01/21	3.750%	525,000	543,060
12/01/41	5.250%	865,000	916,051
PACCAR Financial Corp. Senior Unsecured
09/29/14	1.550%	700,000	704,359
Toyota Motor Credit Corp. Senior Unsecured
05/22/17	1.750%	1,000,000	1,014,432
Total			11,300,573
Banking 4.3%
ABN AMRO Bank NV Senior Unsecured (a)
10/30/18	2.500%	720,000	716,506
American Express Co.
Senior Unsecured
05/20/14	7.250%	425,000	428,668
03/19/18	7.000%	500,000	593,035
American Express Credit Corp.
Senior Unsecured
08/25/14	5.125%	830,000	845,486
06/12/15	1.750%	1,325,000	1,343,379
07/29/16	1.300%	265,000	267,063
09/19/16	2.800%	2,039,000	2,126,475
03/24/17	2.375%	541,000	560,346
Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	193,000	229,729
BB&T Corp.
Senior Unsecured
08/15/17	1.600%	306,000	306,889
04/30/19	6.850%	400,000	483,468
Subordinated Notes
12/23/15	5.200%	400,000	428,679
11/01/19	5.250%	800,000	900,921
Bank of America Corp.
Senior Unsecured
05/15/14	7.375%	250,000	251,988
09/30/15	5.300%	1,200,000	1,274,730
10/14/16	5.625%	500,000	552,470
08/28/17	6.400%	4,249,000	4,877,750
09/01/17	6.000%	350,000	397,063
07/15/18	6.500%	1,300,000	1,513,949
01/15/19	2.600%	800,000	803,156
06/01/19	7.625%	50,000	61,426
07/01/20	5.625%	2,750,000	3,130,751

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Bank of Montreal Senior Unsecured
01/25/19	2.375%	$1,196,000	$1,201,592
Bank of New York Mellon Corp. (The)
Senior Unsecured
06/18/15	2.950%	1,520,000	1,563,119
01/17/17	2.400%	1,024,000	1,058,619
01/15/20	4.600%	230,000	252,580
09/23/21	3.550%	270,000	279,699
11/18/25	3.950%	575,000	590,880
Bank of Nova Scotia Senior Unsecured
01/13/21	4.375%	500,000	549,770
Banque Federative du Credit Mutuel SA Senior Unsecured (a)
01/20/17	1.700%	2,000,000	2,001,323
Barclays Bank PLC
Senior Unsecured
02/23/15	2.750%	500,000	509,697
01/08/20	5.125%	400,000	447,778
Canadian Imperial Bank of Commerce Senior Unsecured
01/23/18	1.550%	655,000	648,008
Capital One Bank USA NA Subordinated Notes
02/15/23	3.375%	2,100,000	2,043,411
Capital One Financial Corp.
Senior Unsecured
07/15/21	4.750%	381,000	417,410
06/15/23	3.500%	660,000	647,014
Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%	2,014,000	2,099,158
05/19/15	4.750%	347,000	362,314
08/07/15	2.250%	525,000	534,589
12/15/15	4.587%	583,000	618,358
01/10/17	4.450%	1,800,000	1,944,049
08/15/17	6.000%	540,000	612,069
11/21/17	6.125%	900,000	1,030,513
05/22/19	8.500%	700,000	891,856
08/09/20	5.375%	856,000	963,152
03/01/23	3.375%	240,000	232,091
10/25/23	3.875%	3,400,000	3,375,938
12/01/25	7.000%	765,000	921,156
01/15/28	6.625%	215,000	252,912
Subordinated Notes
09/13/25	5.500%	998,000	1,063,068
Comerica Bank Subordinated Notes
08/22/17	5.200%	500,000	555,089
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
Bank Guaranteed
01/11/21	4.500%	1,800,000	1,947,721
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
09/30/10	5.800%	$500,000	$528,456
Countrywide Financial Corp. Subordinated Notes
05/15/16	6.250%	1,520,000	1,667,159
Deutsche Bank AG
Senior Unsecured
01/11/16	3.250%	900,000	937,417
09/01/17	6.000%	150,000	170,756
02/13/19	2.500%	700,000	702,175
Discover Bank Senior Unsecured
08/08/23	4.200%	1,054,000	1,080,654
Fifth Third Bancorp Senior Unsecured
03/01/19	2.300%	380,000	377,347
Goldman Sachs Group, Inc. (The)
01/31/19	2.625%	1,797,000	1,792,396
Senior Unsecured
05/03/15	3.300%	1,001,000	1,028,044
08/01/15	3.700%	1,987,000	2,060,517
02/07/16	3.625%	805,000	843,060
01/18/18	5.950%	1,000,000	1,132,487
04/01/18	6.150%	1,500,000	1,714,788
02/15/19	7.500%	3,565,000	4,310,794
03/15/20	5.375%	1,010,000	1,126,895
06/15/20	6.000%	1,281,000	1,470,984
07/27/21	5.250%	1,123,000	1,243,150
03/03/24	4.000%	468,000	465,925
HSBC Bank PLC (a)
Senior Notes
06/28/15	3.500%	2,621,000	2,717,820
Senior Unsecured
05/15/18	1.500%	1,432,000	1,402,634
08/12/20	4.125%	622,000	659,882
01/19/21	4.750%	565,000	618,676
HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	586,000	655,209
01/14/22	4.875%	410,000	448,836
Subordinated Notes
03/14/24	4.250%	2,500,000	2,503,077
HSBC USA, Inc.
Senior Unsecured
02/13/15	2.375%	245,000	249,178
01/16/18	1.625%	1,660,000	1,646,297
ING Bank NV (a)
09/25/15	2.000%	540,000	548,699
KeyBank NA Subordinated Notes
11/01/17	5.700%	817,000	911,302
KeyCorp Senior Unsecured
12/13/18	2.300%	253,000	252,083
Macquarie Group Ltd. (a)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
08/01/14	7.300%	$923,000	$943,096
01/14/20	6.000%	1,700,000	1,885,317
01/14/21	6.250%	926,000	1,028,031
Morgan Stanley
07/24/15	4.000%	567,000	590,032
Senior Unsecured
02/25/16	1.750%	420,000	425,419
01/09/17	5.450%	3,300,000	3,648,196
12/28/17	5.950%	1,200,000	1,369,830
01/24/19	2.500%	1,563,000	1,555,027
09/23/19	5.625%	130,000	147,783
01/26/20	5.500%	600,000	676,616
07/24/20	5.500%	696,000	785,419
07/28/21	5.500%	2,815,000	3,180,584
Subordinated Notes
11/24/25	5.000%	1,113,000	1,145,188
National Australia Bank Ltd. Senior Unsecured (a)
07/27/16	3.000%	3,250,000	3,382,510
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	500,000	584,905
Oversea-Chinese Banking Corp., Ltd. Senior Unsecured (a)
03/13/15	1.625%	598,000	603,366
PNC Bank National Association Subordinated Notes
04/01/18	6.875%	1,000,000	1,165,269
PNC Funding Corp. Bank Guaranteed
05/19/14	3.000%	2,015,000	2,021,625
Royal Bank of Canada Senior Unsecured
07/20/16	2.300%	1,215,000	1,254,705
SouthTrust Bank Subordinated Notes
05/15/25	7.690%	500,000	602,921
SunTrust Banks, Inc.
Senior Unsecured
01/20/17	3.500%	600,000	633,439
11/01/18	2.350%	419,000	419,150
U.S. Bancorp
Senior Unsecured
07/27/15	2.450%	960,000	984,532
05/15/17	1.650%	500,000	506,101
05/24/21	4.125%	309,000	330,893
03/15/22	3.000%	358,000	354,883
01/30/24	3.700%	752,000	762,171
UBS AG
Senior Unsecured
01/15/15	3.875%	582,000	597,620
12/20/17	5.875%	350,000	401,020
04/25/18	5.750%	244,000	278,272
08/04/20	4.875%	305,000	337,706

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Wachovia Bank NA
Subordinated Notes
08/15/15	5.000%	$1,000,000	$1,059,365
11/15/17	6.000%	5,300,000	6,106,321
Wachovia Corp. Senior Unsecured
02/01/18	5.750%	1,400,000	1,602,980
Wells Fargo & Co.
Senior Unsecured
01/22/21	3.000%	3,910,000	3,912,690
04/01/21	4.600%	200,000	220,129
Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	750,000	833,313
Total			133,311,981
Brokerage 0.2%
BlackRock, Inc. Senior Unsecured
09/15/17	6.250%	900,000	1,041,596
Blackstone Holdings Finance Co. LLC Senior Unsecured (a)
03/15/21	5.875%	850,000	971,070
Charles Schwab Corp. (The) Senior Unsecured
09/01/22	3.225%	325,000	318,660
Jefferies Group LLC
Senior Unsecured
11/09/15	3.875%	375,000	390,331
07/15/19	8.500%	1,865,000	2,291,994
Nomura Holdings, Inc.
Senior Unsecured
03/04/15	5.000%	600,000	623,188
01/19/16	4.125%	650,000	683,404
03/04/20	6.700%	190,000	222,663
Total			6,542,906
Building Materials —%
CRH America, Inc.
09/30/16	6.000%	229,000	254,527
Chemicals 0.4%
Dow Chemical Co. (The)
Senior Unsecured
05/15/18	5.700%	79,000	89,785
05/15/19	8.550%	709,000	907,836
11/15/20	4.250%	350,000	370,217
09/15/21	8.850%	400,000	519,575
11/01/29	7.375%	455,000	588,682
EI du Pont de Nemours & Co.
Senior Unsecured
03/15/19	5.750%	250,000	289,099
01/15/28	6.500%	355,000	442,111
12/15/36	5.600%	525,000	600,373

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Ecolab, Inc. Senior Unsecured
12/08/41	5.500%	$970,000	$1,104,816
Mosaic Co. (The)
Senior Unsecured
11/15/21	3.750%	905,000	909,482
11/15/23	4.250%	814,000	835,030
11/15/33	5.450%	836,000	903,841
PPG Industries, Inc.
Senior Unsecured
03/15/18	6.650%	1,225,000	1,420,993
08/15/19	7.400%	278,000	328,650
Potash Corp. of Saskatchewan, Inc.
Senior Unsecured
12/01/17	3.250%	300,000	315,572
05/15/19	6.500%	450,000	530,450
Praxair, Inc. Senior Unsecured
03/15/17	5.200%	740,000	819,193
Union Carbide Corp.
Senior Unsecured
06/01/25	7.500%	515,000	619,427
10/01/96	7.750%	920,000	1,062,592
Total			12,657,724
Construction Machinery 0.1%
Caterpillar Financial Services Corp. Senior Unsecured
02/15/19	7.150%	320,000	391,199
Caterpillar, Inc.
Senior Unsecured
12/15/18	7.900%	1,000,000	1,249,007
08/15/42	3.803%	1,011,000	897,782
John Deere Capital Corp.
Senior Unsecured
06/29/15	0.950%	755,000	759,938
10/10/17	1.200%	570,000	568,067
Total			3,865,993
Consumer Cyclical Services 0.1%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	1,200,000	1,054,824
eBay, Inc. Senior Unsecured
10/15/20	3.250%	420,000	429,816
Total			1,484,640
Consumer Products 0.1%
Kimberly-Clark Corp.
Senior Secured
03/01/22	2.400%	268,000	256,850
Senior Unsecured
06/01/23	2.400%	600,000	558,752

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Koninklijke Philips NV
Senior Unsecured
03/11/18	5.750%	$148,000	$168,576
03/15/22	3.750%	600,000	618,551
06/01/26	7.200%	175,000	213,386
Newell Rubbermaid, Inc. Senior Unsecured
08/15/20	4.700%	405,000	431,756
Total			2,247,871
Diversified Manufacturing 0.1%
Eaton Corp. Senior Unsecured
04/01/24	7.625%	500,000	629,061
General Electric Co. Senior Unsecured
12/06/17	5.250%	1,000,000	1,133,234
Siemens Financieringsmaatschappij NV (a)
08/17/26	6.125%	1,085,000	1,324,796
United Technologies Corp. Senior Unsecured
02/01/19	6.125%	965,000	1,136,990
Total			4,224,081
Electric 1.2%
Alabama Power Co. Senior Unsecured
05/15/38	6.125%	70,000	87,396
American Electric Power Co., Inc.
Senior Unsecured
12/15/17	1.650%	357,000	354,722
12/15/22	2.950%	375,000	357,613
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	93,000	92,911
CMS Energy Corp. Senior Unsecured
06/15/19	8.750%	580,000	746,753
CenterPoint Energy, Inc. Senior Unsecured
05/01/18	6.500%	1,065,000	1,234,912
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	600,000	751,427
Consumers Energy Co. 1st Mortgage
05/15/22	2.850%	282,000	275,494
DTE Electric Co.
General Refunding Mortgage
06/01/21	3.900%	285,000	302,839
General Refunding Mortgage
06/15/42	3.950%	364,000	342,370
Dominion Resources, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Senior Unsecured
11/30/17	6.000%	$500,000	$570,222
08/01/33	5.250%	1,315,000	1,445,647
08/01/41	4.900%	102,000	104,542
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	708,848
1st Mortgage
06/15/20	4.300%	1,356,000	1,477,999
12/15/41	4.250%	313,000	307,672
1st Refunding Mortgage
01/15/38	6.000%	226,000	277,977
Duke Energy Corp. Senior Unsecured
11/15/16	2.150%	757,000	777,441
Duke Energy Indiana, Inc. 1st Mortgage
07/15/20	3.750%	772,000	812,528
Duke Energy Progress, Inc.
1st Mortgage
05/15/22	2.800%	607,000	593,394
04/01/35	5.700%	300,000	347,405
Exelon Generation Co. LLC
Senior Unsecured
10/01/17	6.200%	800,000	903,930
10/01/20	4.000%	750,000	770,232
Florida Power & Light Co.
1st Mortgage
02/01/33	5.850%	176,000	209,532
10/01/33	5.950%	615,000	753,928
Indiana Michigan Power Co. Senior Unsecured
03/15/19	7.000%	420,000	506,109
John Sevier Combined Cycle Generation LLC Secured
01/15/42	4.626%	356,422	371,373
Kansas City Power & Light Co.
Senior Unsecured
03/15/23	3.150%	230,000	219,175
10/01/41	5.300%	750,000	809,801
MidAmerican Energy Holdings Co. Senior Unsecured (a)
11/15/23	3.750%	976,000	971,724
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	741,579
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,508,024
03/15/19	7.125%	530,000	648,114
09/15/40	5.375%	67,000	76,282
NextEra Energy Capital Holdings, Inc.
09/01/15	1.339%	95,000	95,690
NextEra Energy Capital Holdings
06/01/15	1.200%	294,000	295,355
Oncor Electric Delivery Co. LLC
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
09/01/18	6.800%	$813,000	$958,816
09/01/22	7.000%	155,000	192,635
PPL Capital Funding, Inc.
06/15/22	4.200%	313,000	324,543
PPL Electric Utilities Corp. 1st Mortgage
09/01/22	2.500%	368,000	348,492
PSEG Power LLC
12/01/15	5.500%	212,000	228,042
09/15/16	5.320%	800,000	881,392
09/15/21	4.150%	233,000	241,855
11/15/23	4.300%	449,000	459,129
PacifiCorp
1st Mortgage
07/15/18	5.650%	1,500,000	1,718,214
06/15/21	3.850%	335,000	354,320
10/15/37	6.250%	200,000	252,655
Pacific Gas & Electric Co.
Senior Unsecured
11/15/23	3.850%	825,000	831,955
04/15/42	4.450%	257,000	252,306
08/15/42	3.750%	531,000	461,683
Peco Energy Co. 1st Mortgage
09/15/22	2.375%	2,000,000	1,885,148
Potomac Electric Power Co. 1st Mortgage
12/15/38	7.900%	160,000	239,136
Progress Energy, Inc. Senior Unsecured
01/15/21	4.400%	187,000	201,354
Public Service Co. of Colorado 1st Mortgage
11/15/20	3.200%	240,000	247,798
Public Service Co. of New Hampshire 1st Mortgage
11/01/23	3.500%	303,000	303,623
Public Service Co. of Oklahoma
Senior Unsecured
12/01/19	5.150%	377,000	419,281
02/01/21	4.400%	231,000	249,721
Public Service Electric & Gas Co. 1st Mortgage
05/01/15	2.700%	400,000	409,708
San Diego Gas & Electric Co.
1st Mortgage
06/01/26	6.000%	525,000	640,955
05/15/40	5.350%	21,000	24,308
Southern California Edison Co.
02/01/38	5.950%	210,000	256,813
1st Refunding Mortgage
06/01/21	3.875%	225,000	239,922

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Southern Power Co. Senior Unsecured
09/15/41	5.150%	$466,000	$490,281
Southwestern Public Service Co. Senior Unsecured
12/01/18	8.750%	804,000	1,028,585
Virginia Electric and Power Co.
Senior Unsecured
03/15/23	2.750%	900,000	856,891
02/15/24	3.450%	783,000	781,386
11/15/38	8.875%	205,000	332,191
Wisconsin Electric Power Co. Senior Unsecured
09/15/21	2.950%	86,000	85,689
Xcel Energy, Inc.
Senior Unsecured
05/15/20	4.700%	98,000	108,042
09/15/41	4.800%	90,000	92,560
Total			37,250,389
Entertainment 0.2%
Historic TW, Inc.
05/15/29	6.625%	565,000	680,046
Time Warner, Inc.
01/15/21	4.700%	400,000	437,472
03/29/21	4.750%	300,000	328,238
04/15/31	7.625%	450,000	599,544
05/01/32	7.700%	690,000	925,322
Viacom, Inc.
Senior Unsecured
02/27/15	1.250%	209,000	210,255
10/05/17	6.125%	375,000	430,978
12/15/21	3.875%	568,000	579,766
03/15/23	3.250%	167,000	161,015
03/15/43	4.375%	269,000	239,056
Walt Disney Co. (The) Senior Unsecured
12/15/17	5.875%	500,000	574,947
Total			5,166,639
Environmental —%
Republic Services, Inc.
06/01/22	3.550%	839,000	839,893
Waste Management, Inc.
06/30/20	4.750%	450,000	493,657
Total			1,333,550
Food and Beverage 0.4%
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	810,647
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	525,000	650,339
11/15/19	6.875%	250,000	305,631

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
01/15/39	8.200%	$410,000	$622,287
Bunge Ltd. Finance Corp.
06/15/19	8.500%	790,000	974,907
Cargill, Inc. (a)
Senior Unsecured
11/27/17	6.000%	170,000	194,275
03/06/19	7.350%	250,000	302,221
11/01/36	7.250%	300,000	397,818
09/15/37	6.625%	545,000	693,465
Coca-Cola Co. (The) Senior Unsecured
04/01/18	1.150%	1,011,000	991,093
ConAgra Foods, Inc. Senior Unsecured
10/01/26	7.125%	400,000	489,839
Diageo Investment Corp.
05/11/22	2.875%	900,000	873,323
09/15/22	8.000%	865,000	1,145,027
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	140,000	161,253
Heineken NV Senior Unsecured (a)
10/01/17	1.400%	655,000	652,138
Kraft Foods Group, Inc.
Senior Unsecured
08/23/18	6.125%	400,000	464,212
01/26/39	6.875%	605,000	778,957
Mondelez International, Inc. Senior Unsecured
02/01/24	4.000%	75,000	76,106
PepsiCo, Inc.
Senior Unsecured
08/13/17	1.250%	1,025,000	1,022,347
11/01/18	7.900%	133,000	166,951
08/25/21	3.000%	838,000	843,282
Total			12,616,118
Gas Distributors 0.2%
AGL Capital Corp.
07/15/16	6.375%	800,000	892,181
08/15/19	5.250%	800,000	899,065
10/01/34	6.000%	1,000,000	1,179,195
Atmos Energy Corp. Senior Unsecured
03/15/19	8.500%	1,146,000	1,462,318
Boston Gas Co. Senior Unsecured (a)
02/15/42	4.487%	359,000	356,213
Sempra Energy
Senior Unsecured
06/15/18	6.150%	370,000	427,001
02/15/19	9.800%	1,672,000	2,214,245
Total			7,430,218

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines 0.4%
ANR Pipeline Co. Senior Unsecured
11/01/21	9.625%	$200,000	$278,731
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	395,000	451,734
Magellan Midstream Partners LP
Senior Unsecured
07/15/19	6.550%	1,065,000	1,255,160
02/01/21	4.250%	510,000	546,654
10/15/43	5.150%	438,000	460,029
NiSource Finance Corp.
01/15/19	6.800%	377,000	446,434
09/15/20	5.450%	225,000	252,318
02/15/23	3.850%	237,000	234,806
02/01/42	5.800%	381,000	410,266
02/15/44	4.800%	572,000	547,820
Spectra Energy Capital LLC
10/01/19	8.000%	1,345,000	1,648,051
03/01/20	5.650%	1,465,000	1,620,168
09/15/38	7.500%	490,000	588,188
Texas Eastern Transmission LP Senior Unsecured (a)
10/15/22	2.800%	660,000	608,887
TransCanada PipeLines Ltd.
Senior Unsecured
01/15/19	7.125%	677,000	820,997
10/15/37	6.200%	500,000	608,032
08/15/38	7.250%	585,000	782,732
Total			11,561,007
Health Care 0.1%
Medco Health Solutions, Inc.
03/15/18	7.125%	500,000	589,934
09/15/20	4.125%	760,000	798,787
Quest Diagnostics, Inc.
01/30/20	4.750%	600,000	642,402
Total			2,031,123
Healthcare Insurance —%
Aetna, Inc. Senior Unsecured
12/15/37	6.750%	590,000	758,099
UnitedHealth Group, Inc.
Senior Unsecured
03/15/36	5.800%	185,000	215,300
11/15/37	6.625%	285,000	366,799
Total			1,340,198
Independent Energy 0.5%
Alberta Energy Co., Ltd. Senior Unsecured
11/01/31	7.375%	695,000	854,380

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Anadarko Finance Co.
05/01/31	7.500%	$1,240,000	$1,578,842
Apache Corp.
Senior Unsecured
09/15/18	6.900%	750,000	897,882
04/15/22	3.250%	64,000	64,553
04/15/43	4.750%	268,000	269,415
Burlington Resources Finance Co.
12/01/31	7.400%	530,000	730,511
Burlington Resources, Inc.
03/15/25	8.200%	300,000	404,003
Canadian Natural Resources Ltd. Senior Unsecured
06/30/33	6.450%	699,000	833,317
ConocoPhillips
Senior Unsecured
07/15/18	6.650%	605,000	717,679
03/30/29	7.000%	475,000	612,298
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,050,000	1,229,740
Devon Financing Corp. LLC
09/30/31	7.875%	550,000	748,169
EOG Resources, Inc. Senior Unsecured
03/15/23	2.625%	707,000	667,933
Hess Corp. Senior Unsecured
10/01/29	7.875%	725,000	952,169
Kerr-McGee Corp.
09/15/31	7.875%	800,000	1,038,463
Occidental Petroleum Corp.
Senior Unsecured
02/15/17	1.750%	244,000	247,225
02/01/21	4.100%	1,250,000	1,345,931
Talisman Energy, Inc.
Senior Unsecured
06/01/19	7.750%	795,000	960,250
02/01/37	5.850%	340,000	347,924
02/01/38	6.250%	345,000	368,779
Tosco Corp.
02/15/30	8.125%	775,000	1,121,702
Total			15,991,165
Integrated Energy 0.4%
Anadarko Holding Co. Senior Unsecured
05/15/28	7.150%	570,000	686,249
BG Energy Capital PLC (a)
10/15/41	5.125%	200,000	212,854
BP Capital Markets PLC
03/10/15	3.875%	1,450,000	1,497,770

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
11/06/17	1.375%	$497,000	$495,026
05/06/22	3.245%	715,000	708,983
09/26/23	3.994%	1,212,000	1,247,663
02/10/24	3.814%	409,000	412,658
Cenovus Energy, Inc.
Senior Unsecured
08/15/22	3.000%	300,000	286,996
11/15/39	6.750%	665,000	825,745
Chevron Corp.
Senior Unsecured
06/24/20	2.427%	431,000	427,921
06/24/23	3.191%	269,000	265,739
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,103,773
03/25/20	4.375%	400,000	439,037
08/12/23	3.400%	489,000	489,984
12/15/38	6.375%	480,000	618,780
Suncor Energy, Inc. Senior Unsecured
06/01/18	6.100%	970,000	1,120,378
Total Capital International SA
02/17/22	2.875%	500,000	489,634
Total Capital International Sa
06/28/17	1.550%	311,000	314,058
Total Capital SA
03/15/16	2.300%	1,170,000	1,207,344
Total			12,850,592
Life Insurance 0.8%
AIG SunAmerica Global Financing X Senior Secured (a)
03/15/32	6.900%	585,000	752,719
American International Group, Inc.
Senior Unsecured
08/15/18	8.250%	500,000	624,996
02/15/24	4.125%	767,000	783,240
Jackson National Life Global Funding Senior Secured (a)
06/01/18	4.700%	600,000	641,260
Lincoln National Corp.
Senior Unsecured
06/24/21	4.850%	140,000	153,235
03/15/22	4.200%	445,000	466,310
MassMutual Global Funding II (a)
Senior Secured
04/14/16	3.125%	290,000	303,913
04/05/17	2.000%	670,000	683,803
08/02/18	2.100%	598,000	600,926
10/17/22	2.500%	1,551,000	1,445,613
MetLife Global Funding I Secured (a)
01/10/18	1.500%	1,314,000	1,280,352

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
MetLife, Inc. Senior Unsecured
11/13/43	4.875%	$490,000	$508,731
Metropolitan Life Global Funding I (a)
Secured
01/11/16	3.125%	855,000	890,521
Senior Secured
06/10/14	5.125%	1,450,000	1,463,221
06/14/18	3.650%	900,000	951,539
04/11/22	3.875%	1,049,000	1,081,906
New York Life Global Funding (a)
07/24/15	0.750%	825,000	826,286
Secured
02/12/16	0.800%	450,000	451,327
Senior Secured
05/04/15	3.000%	1,830,000	1,877,267
Pacific Life Insurance Co. Subordinated Notes (a)
06/15/39	9.250%	490,000	717,916
Pricoa Global Funding I Senior Secured (a)
05/29/18	1.600%	1,439,000	1,401,992
Principal Financial Group, Inc.
05/15/19	8.875%	500,000	639,125
Principal Life Global Funding II (a)
Senior Secured
12/11/15	1.000%	478,000	478,478
10/15/18	2.250%	2,018,000	2,006,508
Prudential Insurance Co. of America (The) Senior Subordinated Notes (a)
07/01/25	8.300%	2,060,000	2,739,363
Total			23,770,547
Media Cable 0.5%
COX Communications, Inc. (a)
Senior Unsecured
01/15/19	9.375%	380,000	483,634
03/01/39	8.375%	420,000	551,006
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,651,033
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	918,674
Comcast Corp.
11/15/35	6.500%	1,070,000	1,326,909
03/15/37	6.450%	1,940,000	2,386,607
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	880,000	946,152
03/15/22	3.800%	415,000	410,659
08/15/40	6.000%	875,000	912,224
03/01/41	6.375%	425,000	461,979
NBCUniversal Media LLC
04/01/21	4.375%	755,000	819,346
04/30/40	6.400%	314,000	388,480

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
TCI Communications, Inc. Senior Unsecured
02/15/28	7.125%	$415,000	$524,251
Time Warner Cable, Inc.
07/01/18	6.750%	865,000	1,013,975
02/14/19	8.750%	662,000	837,445
05/01/37	6.550%	580,000	673,629
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	957,770
Total			15,263,773
Media Non-Cable 0.2%
21st Century Fox America, Inc.
05/18/18	7.250%	375,000	451,551
07/15/24	9.500%	407,000	545,975
10/30/25	7.700%	400,000	507,639
04/30/28	7.300%	350,000	434,094
12/15/34	6.200%	450,000	524,481
CBS Corp.
07/30/30	7.875%	795,000	1,041,986
07/01/42	4.850%	1,075,000	1,035,543
Discovery Communications LLC
06/15/21	4.375%	200,000	211,508
05/15/22	3.300%	500,000	487,638
Thomson Reuters Corp.
07/15/18	6.500%	725,000	842,661
Total			6,083,076
Metals 0.3%
BHP Billiton Finance USA Ltd.
04/01/14	5.500%	1,100,000	1,100,151
02/24/15	1.000%	157,000	158,044
09/30/18	2.050%	554,000	555,385
09/30/43	5.000%	497,000	525,917
Barrick North America Finance LLC
05/30/21	4.400%	400,000	403,050
Freeport-McMoRan Copper & Gold, Inc.
03/15/23	3.875%	300,000	286,852
Senior Unsecured
03/01/17	2.150%	917,000	930,528
03/01/22	3.550%	580,000	553,911
Nucor Corp. Senior Unsecured
12/01/37	6.400%	250,000	291,450
Placer Dome, Inc. Senior Unsecured
10/15/35	6.450%	780,000	815,713
Rio Tinto Finance USA Ltd.
05/01/14	8.950%	495,000	498,321
05/01/19	9.000%	390,000	507,319
11/02/20	3.500%	300,000	307,241
09/20/21	3.750%	1,104,000	1,137,033
Total			8,070,915

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Consumer —%
HSBC Finance Corp. Senior Unsecured
01/19/16	5.500%	$1,090,000	$1,177,201
Non-Captive Diversified 0.5%
General Electric Capital Corp.
Senior Secured
12/11/15	1.000%	606,000	610,270
Senior Unsecured
07/02/15	1.625%	1,000,000	1,013,841
09/15/17	5.625%	3,400,000	3,857,667
05/01/18	5.625%	3,550,000	4,057,228
08/07/19	6.000%	2,400,000	2,817,504
01/08/20	5.500%	1,450,000	1,668,384
01/07/21	4.625%	300,000	330,307
03/15/32	6.750%	505,000	649,295
Subordinated Notes
02/11/21	5.300%	292,000	328,426
General Electric Capital Corp. (c)
Senior Unsecured
02/15/17	0.406%	1,250,000	1,244,617
Total			16,577,539
Oil Field Services 0.3%
Cameron International Corp. Senior Unsecured
04/30/15	1.600%	296,000	298,911
Diamond Offshore Drilling, Inc. Senior Unsecured
11/01/23	3.450%	984,000	956,207
Halliburton Co.
Senior Unsecured
02/15/21	8.750%	400,000	517,297
09/15/39	7.450%	240,000	337,091
Nabors Industries, Inc.
02/15/18	6.150%	400,000	452,507
09/15/21	4.625%	1,840,000	1,900,915
National Oilwell Varco, Inc. Senior Unsecured
12/01/17	1.350%	432,000	427,429
Noble Holding International Ltd.
03/15/22	3.950%	96,000	95,194
Schlumberger Investment SA (a)
09/14/21	3.300%	344,000	350,967
Schlumberger Ltd. (a)
01/15/21	4.200%	610,000	659,491
Transocean, Inc.
11/15/20	6.500%	810,000	909,571
12/15/21	6.375%	724,000	813,743
12/15/41	7.350%	67,000	80,314
Weatherford International Ltd.
04/15/22	4.500%	111,000	116,239
03/01/39	9.875%	375,000	567,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
09/15/40	6.750%	$280,000	$326,038
04/15/42	5.950%	125,000	134,680
Total			8,944,444
Other Industry —%
Hutchison Whampoa International 11 Ltd. (a)
01/13/22	4.625%	1,200,000	1,266,526
Other Utility —%
American Water Capital Corp. Senior Unsecured
10/15/37	6.593%	300,000	381,032
Pharmaceuticals 0.2%
AbbVie, Inc. Senior Unsecured
11/06/22	2.900%	870,000	837,532
Amgen, Inc.
Senior Unsecured
06/01/37	6.375%	1,100,000	1,325,532
11/15/41	5.150%	1,465,000	1,509,268
Gilead Sciences, Inc. Senior Unsecured
12/01/21	4.400%	500,000	540,185
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	592,000	592,114
Merck & Co, Inc. Senior Unsecured
05/18/23	2.800%	968,000	919,491
Pfizer, Inc. Senior Unsecured
06/15/23	3.000%	1,530,000	1,483,793
Total			7,207,915
Property & Casualty 0.3%
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	664,781
Berkshire Hathaway Finance Corp.
12/15/15	2.450%	333,000	343,574
05/15/18	5.400%	2,200,000	2,510,829
05/15/22	3.000%	1,000,000	996,809
01/15/40	5.750%	385,000	449,099
Berkshire Hathaway, Inc. Senior Unsecured
08/15/21	3.750%	488,000	517,173
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	615,000	637,380
08/15/16	6.500%	300,000	336,760
11/15/19	7.350%	360,000	440,971

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	$330,000	$355,156
Nationwide Mutual Insurance Co. (a)
Subordinated Notes
04/15/34	6.600%	290,000	291,450
08/15/39	9.375%	1,170,000	1,720,646
Travelers Property Casualty Corp. Senior Unsecured
04/15/26	7.750%	605,000	807,990
Total			10,072,618
Railroads 0.3%
Burlington Northern Santa Fe LLC
Senior Unsecured
03/15/22	3.050%	217,000	210,795
03/15/23	3.000%	155,000	146,292
08/15/30	7.950%	500,000	678,074
05/01/40	5.750%	790,000	905,308
03/15/42	4.400%	500,000	474,099
CSX Corp.
Senior Unsecured
05/01/17	7.900%	625,000	734,342
02/01/19	7.375%	815,000	991,631
06/01/21	4.250%	215,000	229,560
Canadian Pacific Railway Co. Senior Unsecured
05/15/19	7.250%	450,000	544,310
Norfolk Southern Corp.
Senior Unsecured
02/15/23	2.903%	883,000	840,209
05/23/11	6.000%	1,072,000	1,224,976
Union Pacific Corp. Senior Unsecured
07/15/22	4.163%	849,000	897,599
Total			7,877,195
REITs 0.4%
Boston Properties LP
Senior Unsecured
11/15/18	3.700%	860,000	909,602
05/15/21	4.125%	378,000	396,783
Duke Realty LP Senior Unsecured
02/15/21	3.875%	521,000	522,061
ERP Operating LP
Senior Unsecured
09/15/14	5.250%	275,000	280,649
08/01/16	5.375%	500,000	549,591
12/15/21	4.625%	788,000	851,894
HCP, Inc.
Senior Unsecured
02/01/19	3.750%	302,000	318,213
02/01/20	2.625%	920,000	898,693
02/01/21	5.375%	682,000	763,589
11/15/23	4.250%	490,000	500,860

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs (continued)
03/01/24	4.200%	$81,000	$82,128
ProLogis LP
03/15/20	6.875%	331,000	390,908
Simon Property Group LP
Senior Unsecured
02/01/15	4.200%	1,000,000	1,020,968
05/30/18	6.125%	900,000	1,046,948
02/01/24	3.750%	1,750,000	1,760,566
WEA Finance LLC/WT Finance Australia Propriety Ltd. (a)
09/02/19	6.750%	1,407,000	1,691,336
Total			11,984,789
Retailers 0.1%
Advance Auto Parts, Inc.
01/15/22	4.500%	700,000	726,051
CVS Caremark Corp. Senior Unsecured
09/15/39	6.125%	430,000	518,500
CVS Pass-Through Trust (a)
Pass-Through Certificates
10/10/25	6.204%	279,495	315,528
01/10/34	5.926%	527,532	594,466
Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	820,000	923,255
Macy’s Retail Holdings, Inc.
03/15/37	6.375%	400,000	483,504
Target Corp. Senior Unsecured
11/01/32	6.350%	150,000	184,336
Total			3,745,640
Supermarkets 0.1%
Kroger Co. (The)
08/15/17	6.400%	300,000	344,358
01/15/20	6.150%	440,000	512,771
04/01/31	7.500%	1,220,000	1,552,417
Total			2,409,546
Supranational 0.1%
African Development Bank Subordinated Notes
09/01/19	8.800%	1,700,000	2,183,068
Corporación Andina de Fomento Senior Unsecured
01/15/16	3.750%	1,192,000	1,242,652
Total			3,425,720
Technology 0.7%
Apple, Inc.
Senior Unsecured
05/03/18	1.000%	2,084,000	2,020,125
05/03/23	2.400%	1,645,000	1,525,372

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Arrow Electronics, Inc.
Senior Unsecured
04/01/20	6.000%	$760,000	$838,962
01/15/27	7.500%	959,000	1,145,626
Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%	1,460,000	1,662,870
Dell, Inc. Senior Unsecured
04/15/28	7.100%	390,000	374,887
HP Enterprise Services LLC Senior Unsecured
10/15/29	7.450%	300,000	357,962
Hewlett-Packard Co. Senior Unsecured
09/15/21	4.375%	1,058,000	1,106,611
International Business Machines Corp.
Senior Unsecured
07/22/16	1.950%	993,000	1,021,760
10/15/18	7.625%	640,000	794,283
08/01/27	6.220%	655,000	794,611
11/29/32	5.875%	500,000	615,946
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	1,100,000	1,235,120
Microsoft Corp.
Senior Unsecured
09/25/15	1.625%	360,000	366,330
11/15/22	2.125%	523,000	484,150
12/15/23	3.625%	667,000	684,227
10/01/40	4.500%	518,000	528,011
National Semiconductor Corp.
Senior Unsecured
04/15/15	3.950%	565,000	585,064
06/15/17	6.600%	1,115,000	1,295,455
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	1,700,000	1,599,027
07/15/23	3.625%	900,000	911,357
04/15/38	6.500%	280,000	357,550
07/08/39	6.125%	339,000	416,548
07/15/40	5.375%	155,000	175,354
Pitney Bowes, Inc. Senior Unsecured
03/15/18	5.600%	150,000	164,531
Xerox Corp.
Senior Unsecured
02/01/17	6.750%	500,000	568,979
12/15/19	5.625%	475,000	538,222
Total			22,168,940
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (a)
10/15/37	7.000%	610,000	767,174
Senior Notes

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
08/16/21	4.500%	$600,000	$637,678
Penske Truck Leasing Co. LP/Corp. Senior Unsecured (a)
07/11/14	2.500%	850,000	854,078
Ryder System, Inc. Senior Unsecured
06/01/17	3.500%	705,000	742,794
United Parcel Service of America, Inc. Senior Unsecured (c)
04/01/30	8.375%	225,000	322,695
Total			3,324,419
Wireless 0.5%
Alltel Corp. Senior Unsecured
05/01/29	6.800%	2,250,000	2,722,230
America Movil SAB de CV
10/16/19	5.000%	650,000	718,250
03/30/40	6.125%	300,000	338,565
Senior Unsecured
07/16/22	3.125%	1,297,000	1,237,499
America Movil SAB de CV (c)
Senior Unsecured
09/12/16	1.234%	1,680,000	1,698,729
American Tower Corp. Senior Unsecured
01/31/23	3.500%	670,000	633,579
Centel Capital Corp.
10/15/19	9.000%	350,000	417,096
Crown Castle Towers LLC (a)
Senior Secured
08/15/35	3.214%	1,160,000	1,180,861
01/15/40	6.113%	1,000,000	1,146,309
Rogers Communications, Inc.
05/01/32	8.750%	1,075,000	1,468,565
Vodafone Group PLC Senior Unsecured
03/20/17	1.625%	2,200,000	2,223,360
Total			13,785,043
Wirelines 0.7%
AT&T, Inc.
Senior Unsecured
02/12/16	0.900%	1,362,000	1,361,745
02/15/19	5.800%	1,000,000	1,154,686
05/15/21	4.450%	600,000	648,394
01/15/38	6.300%	750,000	857,747
09/01/40	5.350%	1,821,000	1,860,942
12/15/42	4.300%	1,158,000	1,026,078
06/15/45	4.350%	1,219,000	1,075,859
British Telecommunications PLC
06/22/15	2.000%	205,000	208,147
Senior Unsecured
06/28/16	1.625%	231,000	234,029

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
02/14/19	2.350%	$200,000	$199,072
12/15/30	9.625%	350,000	541,037
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	900,000	967,500
09/15/39	7.600%	500,000	475,625
Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	623,459
06/15/30	8.750%	290,000	418,519
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	500,000	511,429
03/06/42	4.875%	150,000	150,884
Orange SA Senior Unsecured
03/01/31	9.000%	790,000	1,142,455
Qwest Corp. Senior Unsecured
12/01/21	6.750%	1,063,000	1,186,950
Telefonica Emisiones SAU
06/20/16	6.421%	790,000	874,318
04/27/18	3.192%	241,000	246,830
07/15/19	5.877%	1,000,000	1,124,904
02/16/21	5.462%	120,000	131,768
Verizon Communications, Inc.
Senior Unsecured
12/01/30	7.750%	1,530,000	2,023,321
02/15/38	6.400%	180,000	211,354
Verizon Maryland LLC
06/15/33	5.125%	500,000	507,245
Verizon New England, Inc.
11/15/29	7.875%	645,000	792,202
Verizon Pennsylvania LLC
12/01/28	6.000%	1,015,000	1,064,031
Total			21,620,530
Total Corporate Bonds & Notes (Cost: $466,298,560)			$482,302,964

Residential Mortgage-Backed Securities - Agency 24.8%
Federal Home Loan Banks CMO Series 2015-TQ Class A (d)
10/20/15	5.065%	835,008	879,929
Federal Home Loan Mortgage Corp. (c)(d)
11/01/36	2.375%	525,141	561,566
07/01/40	4.008%	1,720,960	1,828,845
07/01/36	4.479%	272,885	291,707
CMO Series 2551 Class NS
01/15/33	14.199%	517,815	647,075
CMO Series 264 Class F1
07/15/42	0.705%	7,283,586	7,298,264
CMO Series 267 Class F5
08/15/42	0.655%	2,736,778	2,746,204
CMO Series 274 Class F1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/15/42	0.655%	$1,393,723	$1,384,829
CMO Series 279 Class F6
09/15/42	0.605%	2,733,513	2,713,919
CMO Series 281 Class F1
10/15/42	0.655%	1,376,645	1,373,644
CMO Series 3102 Class FB
01/15/36	0.455%	526,803	527,793
CMO Series 3147 Class PF
04/15/36	0.455%	985,917	987,505
CMO Series 3229 Class AF
08/15/23	0.405%	888,637	890,277
CMO Series 3523 Class SD
06/15/36	19.236%	215,323	292,187
CMO Series 3549 Class FA
07/15/39	1.355%	356,024	362,525
CMO Series 3688 Class CU
11/15/21	6.732%	967,153	1,034,350
CMO Series 3688 Class GT
11/15/46	7.198%	1,536,215	1,843,897
CMO Series 3804 Class FN
03/15/39	0.605%	699,386	700,511
CMO Series 3852 Class QN
05/15/41	5.500%	1,600,351	1,741,443
CMO Series 3966 Class BF
10/15/40	0.655%	2,921,088	2,932,037
CMO Series 3997 Class PF
11/15/39	0.605%	1,724,802	1,729,139
CMO Series 4012 Class FN
03/15/42	0.655%	3,799,478	3,812,078
CMO Series 4048 Class FB
10/15/41	0.555%	4,133,434	4,156,131
CMO Series 4048 Class FJ
07/15/37	0.559%	3,571,310	3,320,408
CMO Series 4087 Class FA
05/15/39	0.605%	3,040,817	3,043,024
CMO Series 4095 Class FB
04/15/39	0.555%	3,613,861	3,615,318
CMO Series 4272 Class W
04/15/40	5.614%	6,841,022	7,338,575
Structured Pass-Through Securities
CMO Series T-62 Class 1A1
10/25/44	1.332%	1,647,600	1,661,384
Federal Home Loan Mortgage Corp. (c)(d)(e)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.545%	1,817,035	322,433
CMO IO Series 3380 Class SI
10/15/37	6.215%	6,982,742	883,473
CMO IO Series 3385 Class SN
11/15/37	5.845%	618,781	94,050
CMO IO Series 3451 Class SA
05/15/38	5.895%	1,090,132	142,948
CMO IO Series 3531 Class SM
05/15/39	5.945%	1,134,407	146,699
CMO IO Series 3608 Class SC
12/15/39	6.095%	1,890,720	257,391
CMO IO Series 3740 Class SB
10/15/40	5.845%	2,194,910	391,535
CMO IO Series 3740 Class SC

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/15/40	5.845%	$3,280,052	$528,883
CMO IO Series 3802 Class LS
01/15/40	2.071%	4,043,860	260,689
Federal Home Loan Mortgage Corp. (d)
03/01/33	3.000%	2,965,322	2,941,633
01/01/32-06/01/42	3.500%	7,800,379	7,857,819
12/01/32-06/01/42	4.000%	8,509,717	8,802,226
05/01/41	4.500%	5,884,302	6,275,385
08/01/40	5.000%	5,089,579	5,540,888
02/01/24-05/01/38	5.500%	4,098,457	4,494,069
09/01/21-09/01/37	6.000%	8,374,445	9,266,781
11/01/22-10/17/38	6.500%	4,838,537	5,423,046
09/01/37-02/01/38	7.500%	340,670	373,484
CMO Series 2127 Class PG
02/15/29	6.250%	837,352	924,721
CMO Series 2165 Class PE
06/15/29	6.000%	303,795	336,290
CMO Series 2326 Class ZQ
06/15/31	6.500%	1,479,051	1,627,338
CMO Series 2399 Class TH
01/15/32	6.500%	762,566	818,257
CMO Series 2517 Class Z
10/15/32	5.500%	704,958	766,023
CMO Series 2545 Class HG
12/15/32	5.500%	1,096,543	1,197,472
CMO Series 2557 Class HL
01/15/33	5.300%	1,119,910	1,220,877
CMO Series 2568 Class KG
02/15/23	5.500%	1,821,383	1,981,386
CMO Series 2586 Class TG
03/15/23	5.500%	2,900,616	3,185,512
CMO Series 2597 Class AE
04/15/33	5.500%	879,410	975,653
CMO Series 262 Class 35
07/15/42	3.500%	10,099,563	10,276,854
CMO Series 2752 Class EZ
02/15/34	5.500%	3,123,385	3,387,073
CMO Series 2764 Class UE
10/15/32	5.000%	821,065	856,720
CMO Series 2764 Class ZG
03/15/34	5.500%	1,806,619	1,958,182
CMO Series 2802 Class VG
07/15/23	5.500%	1,383,999	1,406,202
CMO Series 2825 Class VQ
07/15/26	5.500%	1,677,302	1,724,015
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,403,184
CMO Series 2986 Class CH
06/15/25	5.000%	1,628,610	1,768,283
CMO Series 2989 Class TG
06/15/25	5.000%	1,287,418	1,399,212
CMO Series 299 Class 300

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
01/15/43	3.000%	$1,871,395	$1,832,403
CMO Series 2990 Class UZ
06/15/35	5.750%	2,510,156	2,698,666
CMO Series 3075 Class PD
01/15/35	5.500%	625,468	656,710
CMO Series 3101 Class UZ
01/15/36	6.000%	1,263,071	1,391,930
CMO Series 3123 Class AZ
03/15/36	6.000%	1,842,205	2,043,788
CMO Series 3143 Class BC
02/15/36	5.500%	1,587,185	1,747,686
CMO Series 3164 Class MG
06/15/36	6.000%	500,812	549,789
CMO Series 3195 Class PD
07/15/36	6.500%	1,264,961	1,413,542
CMO Series 3200 Class AY
08/15/36	5.500%	1,177,170	1,263,535
CMO Series 3213 Class JE
09/15/36	6.000%	2,484,390	2,744,312
CMO Series 3218 Class BE
09/15/35	6.000%	1,201,062	1,249,295
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,435,891
CMO Series 3266 Class D
01/15/22	5.000%	3,409,214	3,631,843
CMO Series 3402 Class NC
12/15/22	5.000%	1,266,419	1,355,716
CMO Series 3423 Class PB
03/15/38	5.500%	2,000,000	2,236,300
CMO Series 3453 Class B
05/15/38	5.500%	538,237	585,897
CMO Series 3461 Class Z
06/15/38	6.000%	4,232,330	4,816,734
CMO Series 3501 Class CB
01/15/39	5.500%	1,376,316	1,499,721
CMO Series 3666 Class VA
12/15/22	5.500%	1,178,313	1,198,382
CMO Series 3680 Class MA
07/15/39	4.500%	3,364,675	3,631,955
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,142,972
CMO Series 3687 Class MA
02/15/37	4.500%	2,144,550	2,278,149
CMO Series 3704 Class CT
12/15/36	7.000%	2,735,506	3,261,549
CMO Series 3704 Class DT
11/15/36	7.500%	2,500,024	2,866,220
CMO Series 3704 Class ET
12/15/36	7.500%	1,989,852	2,410,654
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,181,009
CMO Series 3720 Class A
09/15/25	4.500%	1,233,108	1,338,452
CMO Series 3819 Class ZQ
04/15/36	6.000%	2,492,094	2,783,609
CMO Series 3827 Class BM
08/15/39	5.500%	1,741,388	1,889,406
CMO Series 3890 Class ME

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/15/41	5.000%	$1,000,000	$1,088,346
CMO Series 3957 Class B
11/15/41	4.000%	1,197,568	1,248,700
CMO Series 3966 Class NA
12/15/41	4.000%	1,944,841	2,001,644
CMO Series 4015 Class MY
03/15/42	3.500%	2,000,000	1,914,424
CMO Series 4173 Class NB
03/15/43	3.000%	2,000,000	1,799,086
CMO Series 4177 Class MQ
03/15/43	2.500%	1,000,000	835,484
CMO Series 4217 Class KY
06/15/43	3.000%	1,200,000	1,057,633
CMO Series 4219 Class JA
08/15/39	3.500%	4,787,502	4,878,995
CMO Series 4240 Class B
08/15/33	3.000%	2,000,000	1,767,570
CMO Series 4244 Class GL
08/15/33	3.000%	1,000,000	892,109
CMO Series R006 Class ZA
04/15/36	6.000%	1,895,351	2,061,945
CMO Series R007 Class ZA
05/15/36	6.000%	3,761,879	4,097,667
Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	1,875,188	2,021,988
Federal Home Loan Mortgage Corp. (d)(f)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	578,152	528,901
CMO PO STRIPS Series 310 Class PO
09/15/43	0.000%	3,429,884	2,599,785
CMO PO Series 2235 Class KP
06/15/30	0.000%	377,241	344,724
CMO PO Series 2777 Class KO
02/15/33	0.000%	164,970	164,932
CMO PO Series 2967 Class EA
04/15/20	0.000%	260,604	255,233
CMO PO Series 3077 Class TO
04/15/35	0.000%	518,253	480,692
CMO PO Series 3100 Class PO
01/15/36	0.000%	832,365	766,071
CMO PO Series 3117 Class OG
02/15/36	0.000%	549,732	519,947
CMO PO Series 3136 Class PO
04/15/36	0.000%	363,224	346,902
CMO PO Series 3200 Class PO
08/15/36	0.000%	481,029	451,729
CMO PO Series 3316 Class JO
05/15/37	0.000%	187,993	174,557
CMO PO Series 3393 Class JO
09/15/32	0.000%	569,866	442,601
CMO PO Series 3510 Class OD
02/15/37	0.000%	694,618	639,686
CMO PO Series 3607 Class AO
04/15/36	0.000%	627,230	568,597
CMO PO Series 3607 Class EO
02/15/33	0.000%	160,075	156,337
CMO PO Series 3607 Class PO

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/15/37	0.000%	$689,893	$608,732
CMO PO Series 3607 Class TO
10/15/39	0.000%	858,489	783,298
CMO PO Series 3621 Class BO
01/15/40	0.000%	434,674	398,148
CMO PO Series 3623 Class LO
01/15/40	0.000%	702,434	642,656
Federal Home Loan Mortgage Corp. (d)(e)
CMO IO Series 3688 Class NI
04/15/32	5.000%	2,498,281	289,350
CMO IO Series 3714 Class IP
08/15/40	5.000%	2,626,002	489,878
CMO IO Series 3739 Class LI
03/15/34	4.000%	3,668,829	234,055
CMO IO Series 3747 Class HI
07/15/37	4.500%	4,640,736	565,385
CMO IO Series 3756 Class IP
08/15/35	4.000%	965,315	27,818
CMO IO Series 3760 Class GI
10/15/37	4.000%	1,714,810	182,509
CMO IO Series 3772 Class IO
09/15/24	3.500%	1,593,218	98,317
CMO IO Series 3779 Class IH
11/15/34	4.000%	2,440,009	237,605
CMO IO Series 3800 Class AI
11/15/29	4.000%	2,468,656	186,005
Federal National Mortgage Association (c)(d)
01/01/23	0.497%	6,500,000	6,490,716
01/01/23	0.507%	3,903,192	3,895,026
01/01/23	0.517%	1,953,450	1,951,129
10/01/22	0.547%	5,500,000	5,491,345
09/01/22	0.597%	1,500,000	1,494,719
11/01/23	0.616%	4,969,263	4,970,185
12/01/23	0.627%	3,000,000	2,996,942
08/01/23	0.637%	1,903,000	1,902,294
11/01/23	0.647%	2,500,000	2,521,459
08/01/22	0.707%	1,936,226	1,933,228
04/01/22	0.767%	2,000,000	1,995,661
04/01/22	0.927%	1,500,000	1,497,165
03/01/36	2.875%	1,613,850	1,717,584
12/25/33	13.792%	439,421	517,195
CMO Class 2005-SV Series 75
09/25/35	23.583%	396,654	550,746
CMO Series 2003-129 Class FD
01/25/24	0.654%	625,413	629,156
CMO Series 2003-W8 Class 3F1
05/25/42	0.554%	472,125	473,863
CMO Series 2004-36 Class FA
05/25/34	0.554%	760,653	762,078
CMO Series 2005-74 Class SK
05/25/35	19.706%	502,705	703,806
CMO Series 2005-W3 Class 2AF
03/25/45	0.374%	1,255,262	1,252,525
CMO Series 2006-56 Class FC
07/25/36	0.444%	663,046	663,238
CMO Series 2006-56 Class PF
07/25/36	0.504%	498,414	499,497
CMO Series 2007-101 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/27/36	0.404%	$2,307,925	$2,271,454
CMO Series 2007-108 Class AN
11/25/37	8.328%	728,279	863,042
CMO Series 2008-18 Class FA
03/25/38	1.054%	535,547	541,898
CMO Series 2010-28 Class BS
04/25/40	11.240%	393,366	428,777
CMO Series 2010-35 Class SJ
04/25/40	17.153%	1,000,000	1,462,755
CMO Series 2010-49 Class SC
03/25/40	12.352%	1,359,153	1,514,887
CMO Series 2010-61 Class WA
06/25/40	5.964%	436,664	477,293
CMO Series 2011-101 Class FM
01/25/41	0.704%	1,422,421	1,431,046
CMO Series 2011-124 Class JF
02/25/41	0.554%	1,250,716	1,251,305
CMO Series 2011-2 Class WA
02/25/51	5.828%	695,868	755,919
CMO Series 2011-43 Class WA
05/25/51	5.839%	1,156,649	1,258,149
CMO Series 2011-75 Class FA
08/25/41	0.704%	939,997	949,388
CMO Series 2012-101 Class FC
09/25/42	0.654%	1,833,274	1,825,926
CMO Series 2012-108 Class F
10/25/42	0.654%	3,672,190	3,661,779
CMO Series 2012-112 Class FD
10/25/42	0.654%	1,397,977	1,396,686
CMO Series 2012-137 Class CF
08/25/41	0.454%	2,308,267	2,286,449
CMO Series 2012-14 Class FG
07/25/40	0.554%	2,373,552	2,374,570
CMO Series 2012-47 Class HF
05/25/27	0.554%	7,192,061	7,208,452
CMO Series 2012-58 Class FA
03/25/39	0.654%	3,060,481	3,074,391
CMO Series 411 Class F1
08/25/42	0.704%	4,611,239	4,634,681
CMO Series 412 Class F2
08/25/42	0.654%	2,285,425	2,288,015
Series 2003-W16 Class AF5
11/25/33	4.604%	1,574,426	1,598,243
Series 2013-M13 Class A2
04/25/23	2.372%	4,118,000	3,909,098
Series 2013-M9 Class A2
01/25/23	2.389%	3,000,000	2,814,927
Federal National Mortgage Association (c)(d)(e)
CMO IO Series 1996-4 Class SA
02/25/24	8.346%	259,093	54,798
CMO IO Series 2006-117 Class GS
12/25/36	6.496%	777,984	150,777
CMO IO Series 2006-43 Class SI
06/25/36	6.446%	3,284,299	497,122
CMO IO Series 2006-58 Class IG
07/25/36	6.366%	1,334,749	229,842
CMO IO Series 2006-8 Class WN
03/25/36	6.546%	2,775,948	553,744

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2006-94 Class GI
10/25/26	6.496%	$1,948,069	$295,874
CMO IO Series 2007-109 Class PI
12/25/37	6.196%	2,081,779	246,277
CMO IO Series 2007-65 Class KI
07/25/37	6.466%	1,040,167	160,697
CMO IO Series 2007-72 Class EK
07/25/37	6.246%	3,615,675	432,986
CMO IO Series 2007-W7 Class 2A2
07/25/37	6.376%	1,669,442	338,624
CMO IO Series 2009-112 Class ST
01/25/40	6.096%	1,308,262	188,212
CMO IO Series 2009-17 Class QS
03/25/39	6.496%	855,325	114,209
CMO IO Series 2009-37 Class KI
06/25/39	5.846%	3,474,665	509,631
CMO IO Series 2009-68 Class SA
09/25/39	6.596%	1,737,783	248,401
CMO IO Series 2010-125 Class SA
11/25/40	4.286%	5,961,854	605,398
CMO IO Series 2010-147 Class SA
01/25/41	6.376%	4,597,827	918,873
CMO IO Series 2010-35 Class SB
04/25/40	6.266%	1,099,274	134,644
CMO IO Series 2010-42 Class S
05/25/40	6.246%	981,532	141,611
CMO IO Series 2010-68 Class SA
07/25/40	4.846%	5,240,264	649,937
CMO IO Series 2011-30 Class LS
04/25/41	2.435%	3,371,698	244,077
Federal National Mortgage Association (d)
10/25/33-02/01/43	3.000%	8,759,686	8,285,610
04/25/31-08/01/43	3.500%	56,576,242	56,639,663
04/01/20-07/01/42	4.000%	7,697,466	7,947,131
10/01/19-08/01/40	5.000%	7,894,329	8,597,156
10/01/21-10/01/39	5.500%	12,967,865	14,304,561
10/01/19-11/01/48	6.000%	17,152,442	18,924,304
02/01/24-02/01/39	6.500%	11,539,345	12,936,132
04/01/37-01/01/39	7.000%	3,447,949	3,821,848
05/01/22-08/01/37	7.500%	447,267	497,465
CMO Series 1999-7 Class AB
03/25/29	6.000%	683,240	763,259
CMO Series 2001-60 Class PX
11/25/31	6.000%	823,249	917,016
CMO Series 2002-50 Class ZA
05/25/31	6.000%	3,347,406	3,703,938
CMO Series 2002-78 Class Z
12/25/32	5.500%	1,186,941	1,287,786
CMO Series 2003-23 Class EQ

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
04/25/23	5.500%	$2,000,000	$2,212,666
CMO Series 2004-50 Class VZ
07/25/34	5.500%	3,414,981	3,701,809
CMO Series 2004-65 Class LT
08/25/24	4.500%	807,328	873,587
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,289,953
CMO Series 2005-121 Class DX
01/25/26	5.500%	1,648,579	1,815,811
CMO Series 2005-67 Class EY
08/25/25	5.500%	725,840	801,320
CMO Series 2006-102 Class MD
01/25/35	6.000%	453,696	460,939
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,649,007
CMO Series 2006-16 Class HZ
03/25/36	5.500%	6,980,560	7,621,173
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	741,746	836,602
CMO Series 2007-104 Class ZE
08/25/37	6.000%	1,822,908	1,969,248
CMO Series 2007-116 Class PB
08/25/35	5.500%	867,768	943,007
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,527,971	1,695,863
CMO Series 2007-42 Class B
05/25/37	6.000%	2,000,000	2,211,276
CMO Series 2007-76 Class ZG
08/25/37	6.000%	4,099,053	4,503,679
CMO Series 2008-80 Class GP
09/25/38	6.250%	291,124	322,857
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,670,154	1,799,763
CMO Series 2009-60 Class HT
08/25/39	6.000%	1,712,960	1,919,137
CMO Series 2009-79 Class UA
03/25/38	7.000%	229,969	263,115
CMO Series 2009-W1 Class A
12/25/49	6.000%	3,965,924	4,471,064
CMO Series 2010-111 Class AE
04/25/38	5.500%	6,380,157	6,833,078
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,312,468
CMO Series 2010-133 Class A
05/25/38	5.500%	5,272,509	5,730,706
CMO Series 2010-148 Class MA
02/25/39	4.000%	1,109,187	1,133,469
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,299,614
CMO Series 2010-47 Class AV
05/25/21	5.000%	3,513,833	3,658,828
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,155,743
CMO Series 2011-118 Class MT
11/25/41	7.000%	3,020,280	3,367,338
CMO Series 2011-118 Class NT
11/25/41	7.000%	3,623,383	4,083,716
CMO Series 2011-39 Class ZA

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
11/25/32	6.000%	$1,145,113	$1,274,369
CMO Series 2011-44 Class EB
05/25/26	3.000%	3,000,000	2,949,897
CMO Series 2011-46 Class B
05/25/26	3.000%	6,000,000	5,864,958
CMO Series 2011-59 Class NZ
07/25/41	5.500%	1,976,905	2,247,307
CMO Series 2012-66 Class CB
06/25/32	3.000%	3,000,000	2,690,691
CMO Series 2013-100 Class WB
10/25/33	3.000%	3,000,000	2,713,488
CMO Series 2013-101 Class E
10/25/33	3.000%	3,000,000	2,730,772
CMO Series 2013-103 Class VG
03/25/30	3.000%	2,500,000	2,353,205
CMO Series 2013-108 Class GU
10/25/33	3.000%	2,500,000	2,307,860
CMO Series 2013-4 Class AJ
02/25/43	3.500%	3,735,653	3,779,692
CMO Series 2013-59 Class PY
06/25/43	2.500%	1,000,000	791,446
CMO Series 2013-81 Class TA
02/25/43	3.000%	2,500,000	2,184,360
CMO Series 2013-90 Class DL
09/25/33	3.500%	1,500,000	1,410,162
CMO Series G94-8 Class K
07/17/24	8.000%	458,943	529,564
Series 2012-M5 Class A2
02/25/22	2.715%	2,122,000	2,077,440
Federal National Mortgage Association (d)(f)
CMO PO STRIPS Series 293 Class 1
12/01/24	0.000%	508,797	481,018
CMO PO STRIPS Series 300 Class 1
09/01/24	0.000%	484,227	457,503
CMO PO Series 2000-18 Class EC
10/25/23	0.000%	209,994	198,058
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	509,817	458,187
CMO PO Series 2004-61 Class BO
10/25/32	0.000%	177,604	176,837
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	330,069	318,705
CMO PO Series 2006-15 Class OP
03/25/36	0.000%	494,563	444,579
CMO PO Series 2006-60 Class CO
06/25/35	0.000%	388,456	380,990
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	566,231	541,454
CMO PO Series 2006-8 Class WQ
03/25/36	0.000%	757,077	683,066
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	1,015,110	920,346
CMO PO Series 2009-113 Class AO
01/25/40	0.000%	550,189	496,768
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	380,624	352,337
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	398,145	372,229

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	$1,104,720	$998,701
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	436,087	393,837
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	856,300	792,282
CMO PO Series 2013-101 Class DO
10/25/43	0.000%	3,921,683	3,022,008
CMO PO Series 2013-128 Class PO
12/25/43	0.000%	2,943,658	2,167,680
CMO PO Series 2013-92 Class PO
09/25/43	0.000%	2,923,640	2,212,700
CMO PO Series 314 Class 1
07/01/31	0.000%	385,013	343,109
CMO PO Series 3151 Class PO
05/15/36	0.000%	468,807	419,885
Federal National Mortgage Association (d)(e)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	358,441	34,435
CMO IO Series 2009-86 Class IP
10/25/39	5.500%	594,056	102,725
CMO IO Series 2009-86 Class UI
10/25/14	4.000%	1,464,445	22,567
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	2,842,941	198,068
Government National Mortgage Association (c)(d)
CMO Series 2007-16 Class NS
04/20/37	22.726%	302,037	462,028
CMO Series 2010-H17 Class XQ
07/20/60	5.245%	6,031,492	6,731,839
CMO Series 2011-137 Class WA
07/20/40	5.522%	2,577,240	2,788,966
CMO Series 2012-141 Class WC
01/20/42	3.756%	1,688,973	1,739,505
CMO Series 2012-61 Class FM
05/16/42	0.555%	4,800,845	4,793,270
CMO Series 2012-H10 Class FA
12/20/61	0.709%	2,685,960	2,680,029
CMO Series 2012-H21 Class CF
05/20/61	0.859%	2,753,955	2,764,938
CMO Series 2012-H21 Class DF
05/20/61	0.809%	2,457,707	2,464,223
CMO Series 2012-H26 Class MA
07/20/62	0.709%	1,946,225	1,946,184
CMO Series 2012-H28 Class FA
09/20/62	0.739%	4,721,611	4,725,634
CMO Series 2012-H30 Class JA
01/20/60	0.639%	1,961,322	1,965,582
CMO Series 2012-H30 Class PA
11/20/59	0.609%	2,048,419	2,051,739
CMO Series 2013-54 Class WA
11/20/42	4.711%	3,526,481	3,798,979
CMO Series 2013-75 Class WA
06/20/40	5.237%	1,284,835	1,398,432
CMO Series 2013-H01 Class TA
01/20/63	0.659%	1,935,767	1,933,144
CMO Series 2013-H05 Class FB
02/20/62	0.559%	2,931,343	2,918,498

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2013-H07 Class GA
03/20/63	0.629%	$2,859,095	$2,840,708
CMO Series 2013-H07 Class HA
03/20/63	0.569%	1,917,052	1,898,591
CMO Series 2013-H09 Class GA
04/20/63	0.639%	2,891,137	2,873,871
CMO Series 2013-H09 Class SA
04/20/63	0.659%	4,660,932	4,621,654
CMO Series 2013-H21 Class FA
09/20/63	0.909%	5,028,261	5,066,234
CMO Series 2013-H21 Class FB
09/20/63	0.859%	5,230,321	5,256,237
Government National Mortgage Association (c)(d)(e)
CMO IO Series 2005-3 Class SE
01/20/35	5.943%	2,220,320	349,334
CMO IO Series 2006-38 Class SG
09/20/33	6.493%	1,071,661	44,329
CMO IO Series 2007-26 Class SW
05/20/37	6.043%	3,025,014	467,672
CMO IO Series 2007-40 Class SN
07/20/37	6.523%	2,082,561	369,274
CMO IO Series 2008-62 Class SA
07/20/38	5.993%	1,772,824	256,801
CMO IO Series 2008-76 Class US
09/20/38	5.743%	2,447,413	376,603
CMO IO Series 2008-95 Class DS
12/20/38	7.143%	2,117,612	367,535
CMO IO Series 2009-102 Class SM
06/16/39	6.245%	2,377,025	266,574
CMO IO Series 2009-106 Class ST
02/20/38	5.843%	2,870,371	417,294
CMO IO Series 2009-64 Class SN
07/16/39	5.945%	1,880,038	256,381
CMO IO Series 2009-67 Class SA
08/16/39	5.895%	1,258,842	175,145
CMO IO Series 2009-72 Class SM
08/16/39	6.095%	2,584,681	394,235
CMO IO Series 2009-81 Class SB
09/20/39	5.933%	3,204,920	454,675
CMO IO Series 2009-83 Class TS
08/20/39	5.943%	2,592,849	365,593
CMO IO Series 2010-47 Class PX
06/20/37	6.543%	3,517,818	637,169
CMO IO Series 2011-75 Class SM
05/20/41	6.443%	1,672,322	353,842
Government National Mortgage Association (d)
06/20/63	4.375%	5,113,725	5,602,270
05/20/63	4.433%	3,129,724	3,437,123
05/20/63	4.462%	3,064,263	3,368,317
04/20/63	4.479%	2,070,857	2,277,146
09/15/22	5.000%	797,669	852,422
09/20/38-08/20/39	6.000%	3,634,833	4,118,088
09/20/38-12/20/38	7.000%	641,874	732,925
CMO Series 1998-11 Class Z
04/20/28	6.500%	557,595	630,316
CMO Series 1999-16 Class Z

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/16/29	6.500%	$503,760	$569,759
CMO Series 2002-47 Class PG
07/16/32	6.500%	503,849	575,476
CMO Series 2003-25 Class PZ
04/20/33	5.500%	5,063,937	5,601,651
CMO Series 2003-75 Class ZX
09/16/33	6.000%	1,974,604	2,200,783
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,449,146
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,594,295	1,799,829
CMO Series 2006-17 Class JN
04/20/36	6.000%	940,413	1,043,761
CMO Series 2006-33 Class NA
01/20/36	5.000%	1,207,199	1,294,534
CMO Series 2006-69 Class MB
12/20/36	5.500%	3,297,758	3,589,703
CMO Series 2007-6 Class LD
03/20/36	5.500%	437,048	450,012
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,592,241
CMO Series 2009-104 Class AB
08/16/39	7.000%	2,107,833	2,450,587
CMO Series 2009-2 Class PA
12/20/38	5.000%	656,782	711,939
CMO Series 2009-44 Class VA
05/16/20	5.500%	1,439,602	1,464,761
CMO Series 2009-89 Class VA
07/20/20	5.000%	1,950,443	2,133,582
CMO Series 2010-130 Class CP
10/16/40	7.000%	1,509,574	1,754,209
CMO Series 2010-14 Class QP
12/20/39	6.000%	964,131	1,043,447
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,357,897	2,611,366
CMO Series 2013-H01 Class FA
01/20/63	1.650%	4,107,611	4,003,302
CMO Series 2013-H04 Class BA
02/20/63	1.650%	2,452,635	2,388,563
CMO Series 2013-H07 Class JA
03/20/63	1.750%	4,481,111	4,375,344
CMO Series 2013-H09 Class HA
04/20/63	1.650%	5,974,538	5,810,914
Government National Mortgage Association (d)(f)
CMO PO Series 2008-1 Class PO
01/20/38	0.000%	376,821	340,273
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	517,270	496,909
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	1,891,260	1,583,676
Government National Mortgage Association (d)(e)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,898,492	435,659
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	6,736,206	821,033

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Vendee Mortgage Trust CMO Series 1998-2 Class 1G (d)
06/15/28	6.750%	$583,543	$664,308
Total Residential Mortgage-Backed Securities - Agency (Cost: $761,580,545)			$770,827,932

Residential Mortgage-Backed Securities - Non-Agency 5.8%
AJAX Mortgage Loan Trust (a)(c)(d)(g)
CMO Series 2013-A Class A
02/25/51	3.500%	2,616,866	2,584,736
CMO Series 2013-B Class A1
03/25/52	3.750%	1,744,036	1,756,380
CMO Series 2013-C Class A
03/25/35	4.500%	1,931,954	1,925,615
ASG Resecuritization Trust (a)(c)(d)
CMO Series 2009-2 Class G60
05/24/36	5.096%	800,000	830,442
CMO Series 2009-3 Class A65
03/26/37	2.080%	1,374,636	1,371,782
CMO Series 2010-3 Class 2A22
10/28/36	0.327%	27,038	26,995
CMO Series 2010-4 Class 2A20
11/28/36	0.282%	70,609	70,466
CMO Series 2011-1 Class 3A50
11/28/35	2.438%	781,005	765,895
ASG Resecuritization Trust (a)(d)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	585,495	590,471
American General Mortgage Loan Trust (a)(c)(d)
CMO Series 2009-1 Class A7
09/25/48	5.750%	1,645,205	1,663,103
CMO Series 2010-1A Class A1
03/25/58	5.150%	169,697	172,192
BCAP LLC Trust (a)(c)(d)
05/28/36	0.305%	1,159,508	1,086,719
08/26/37	5.000%	1,305,459	1,292,865
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	679,431	708,227
CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	725,435	745,156
CMO Series 2010-RR4 Class 12A1
07/26/36	4.000%	220,477	223,501
CMO Series 2010-RR6 Class 22A3
06/26/36	4.532%	519,247	535,967
CMO Series 2010-RR7 Class 15A1
01/26/36	0.955%	8,129	8,124
CMO Series 2010-RR7 Class 16A1
02/26/47	0.831%	413,305	410,140
CMO Series 2010-RR7 Class 1A5
04/26/35	4.993%	281,798	287,801
CMO Series 2010-RR7 Class 2A1
07/26/45	2.478%	1,102,439	1,120,472
CMO Series 2010-RR8 Class 3A3
05/26/35	5.051%	224,888	231,387

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2010-RR8 Class 3A4
05/26/35	5.051%	$1,000,000	$951,640
CMO Series 2011-RR10 Class 2A1
09/26/37	0.899%	1,746,585	1,669,594
CMO Series 2011-RR2 Class 3A3
11/21/35	2.707%	245,986	246,046
CMO Series 2012-3 Class 2A5
05/26/37	2.278%	1,506,335	1,492,489
CMO Series 2012-RR10 Class 1A1
02/26/37	0.386%	1,068,478	1,010,488
CMO Series 2012-RR10 Class 3A1
05/26/36	0.346%	2,011,168	1,897,949
CMO Series 2012-RR2 Class 1A1
08/26/36	0.324%	1,133,458	1,100,920
Series 2011-RR5 Class 14A3
07/26/36	2.653%	480,749	478,687
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1 (d)
02/25/34	6.000%	677,061	717,121
Banc of America Funding Corp. (a)(d)
CMO Series 2010-R5 Class 1A1
10/26/37	5.500%	409,577	424,406
Banc of America Funding Corp. (d)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	482,083	506,184
Banc of America Mortgage Securities, Inc. (c)(d)
CMO Series 2004-C Class 2A2
04/25/34	2.817%	331,634	336,170
Banc of America Mortgage Securities, Inc. (d)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	678,218	707,334
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	779,085	804,354
Banc of America Mortgage Securities, Inc. (d)(f)
CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	506,092	443,381
Bayview Opportunity Master Fund Trust IIB LP Series 2013-8NPL Class A (a)(c)(d)
03/28/33	3.228%	2,124,421	2,134,179
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1 (c)(d)
07/25/33	2.465%	166,007	165,579
Bear Stearns Alt-A Trust (c)(d)
CMO Series 2004-6 Class 1A
07/25/34	0.794%	1,201,388	1,140,256
CMO Series 2005-2 Class 1A1
03/25/35	0.654%	509,766	491,676
CAM Mortgage Trust (a)(c)(d)
CMO Series 2014-1 Class A
12/15/53	3.352%	748,290	749,173
CAM Mortgage Trust (a)(c)(d)(g)
CMO Series 2013-1 Class A
11/25/57	3.967%	332,402	332,960
Chase Mortgage Finance Corp. (c)(d)
CMO Series 2007-A1 Class 1A3
02/25/37	2.681%	1,775,488	1,783,130

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2007-A1 Class 2A1
02/25/37	2.706%	$694,199	$689,641
CMO Series 2007-A1 Class 7A1
02/25/37	2.660%	410,407	414,260
Citigroup Mortgage Loan Trust, Inc. (a)(c)(d)
CMO Series 2008-AR4 Class 1A1A
11/25/38	2.707%	1,422,702	1,442,927
CMO Series 2009-10 Class 1A1
09/25/33	2.419%	990,141	1,002,284
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	1,141,047	1,214,593
CMO Series 2010-10 Class 2A1
02/25/36	2.409%	1,054,375	1,071,553
CMO Series 2010-7 Class 10A1
02/25/35	2.610%	320,450	324,958
Citigroup Mortgage Loan Trust, Inc. (a)(d)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	3,844,295	3,912,811
CMO Series 2010-8 Class 6A6
12/25/36	4.500%	3,408,761	3,531,108
CMO Series 2012-A Class A
06/25/51	2.500%	1,114,781	1,087,181
Citigroup Mortgage Loan Trust, Inc. (d)
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	453,145	470,747
CMO Series 2005-2 Class 2A11
05/25/35	5.500%	478,613	493,542
Countrywide Home Loan Mortgage Pass-Through Trust (d)
CMO Series 2003-29 Class A1
08/25/33	5.500%	319,455	335,765
CMO Series 2003-40 Class A5
10/25/18	4.500%	619,390	635,075
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	681,688	725,948
CMO Series 2004-3 Class A26
04/25/34	5.500%	357,767	373,059
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	875,721	933,507
Credit Suisse First Boston Mortgage Securities Corp. (d)
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	407,746	427,166
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	524,081	535,280
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	798,546	872,667
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	437,632	449,769
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	727,994	788,157
Credit Suisse Mortgage Capital Certificates (a)(c)(d)
CMO Series 2010-11R Class A6
06/28/47	1.155%	4,436,070	4,241,331
CMO Series 2010-16 Class A4
06/25/50	3.428%	2,000,000	1,958,552
CMO Series 2010-17R Class 1A1
06/26/36	2.390%	486,481	490,716
CMO Series 2010-17R Class 5A1
07/26/36	2.701%	81,400	81,395

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2010-1R Class 5A1
01/27/36	5.000%	$349,241	$359,217
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,099,714	1,116,725
CMO Series 2011-1R Class A1
02/27/47	1.155%	736,036	734,815
CMO Series 2011-6R Class 3A1
07/28/36	2.701%	837,978	827,269
CMO Series 2011-7R Class A1
08/28/47	1.405%	362,310	361,843
CMO Series 2011-9R Class A1
03/27/46	2.155%	1,678,562	1,686,834
CMO Series 2012-3R Class 1A1
07/27/37	3.250%	1,361,397	1,355,609
FDIC Trust CMO Series 2013-N1 Class A (a)(d)
10/25/18	4.500%	659,379	668,936
GMAC Mortgage Corp. Loan Trust (c)(d)
CMO Series 2003-AR2 Class 2A4
12/19/33	2.844%	1,072,490	1,083,535
GMAC Mortgage Corp. Loan Trust (d)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	598,195	648,164
GSMPS Mortgage Loan Trust (a)(c)(d)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.504%	1,262,867	1,078,214
GSMPS Mortgage Loan Trust (a)(c)(d)(e)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	4.869%	978,722	138,773
GSR Mortgage Loan Trust (c)(d)
CMO Series 2005-5F Class 8A3
06/25/35	0.654%	74,771	72,057
GSR Mortgage Loan Trust (d)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	911,221	937,129
HarborView Mortgage Loan Trust CMO Series 2004-3 Class 1A (c)(d)
05/19/34	2.582%	2,958,755	2,928,922
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A (a)(d)(g)
05/25/53	4.000%	2,878,218	2,816,336
Impac CMB Trust CMO Series 2005-4 Class 2A1 (c)(d)
05/25/35	0.456%	624,652	630,155
Impac Secured Assets CMN Owner Trust (c)(d)
CMO Series 2003-3 Class A1
08/25/33	4.766%	394,247	408,424
CMO Series 2006-1 Class 2A1
05/25/36	0.504%	360,916	353,756
CMO Series 2006-2 Class 2A1
08/25/36	0.504%	950,959	930,560
JPMorgan Mortgage Trust (c)(d)
CMO Series 2007-A1 Class 5A5
07/25/35	2.663%	955,099	970,097
Series 2006-A2 Class 5A3

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
11/25/33	2.546%	$1,494,347	$1,494,979
JPMorgan Resecuritization Trust (a)(c)(d)
CMO Series 2009-6 Class 4A1
09/26/36	2.699%	417,637	420,344
CMO Series 2010-4 Class 7A1
08/26/35	1.865%	353,887	353,793
LVII Resecuritization Trust (a)(c)(d)
CMO Series 2009-2 Class M3
09/27/37	5.202%	2,000,000	2,048,738
CMO Series 2009-3 Class M3
11/27/37	5.216%	650,000	661,401
MASTR Adjustable Rate Mortgages Trust (c)(d)
CMO Series 2004-13 Class 2A1
04/21/34	2.641%	796,254	807,853
CMO Series 2004-13 Class 3A7
11/21/34	2.649%	1,534,446	1,567,204
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6 (a)(d)
12/27/33	5.500%	411,378	443,515
MASTR Seasoned Securities Trust (d)
CMO Series 2004-2 Class A1
08/25/32	6.500%	609,478	677,570
CMO Series 2004-2 Class A2
08/25/32	6.500%	959,928	1,084,824
MLCC Mortgage Investors, Inc. (c)(d)
CMO Series 2003-A Class 2A1
03/25/28	0.934%	690,026	686,006
CMO Series 2003-E Class A1
10/25/28	0.774%	1,544,231	1,517,857
CMO Series 2004-1 Class 2A1
12/25/34	2.146%	903,907	912,049
CMO Series 2004-G Class A2
01/25/30	0.949%	952,614	923,767
Merrill Lynch Mortgage Investors Trust CMO Series 2004-A Class A1 (c)(d)
04/25/29	0.614%	1,406,749	1,338,058
Merrill Lynch Mortgage Investors, Inc. CMO Series 2004-A4 Class A2 (c)(d)
08/25/34	2.490%	987,436	1,016,197
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A (c)(d)
04/25/34	5.701%	741,360	782,842
Morgan Stanley Re-Remic Trust (a)(d)
07/27/49	0.250%	2,400,000	1,976,400
07/27/49	2.000%	4,081,714	4,091,919
Morgan Stanley Re-Remic Trust (a)(d)(f)
CMO PO Series 2009 Class B
07/17/56	0.000%	1,160,368	1,150,215
NCUA Guaranteed Notes (c)(d)
CMO Series 2010-R3 Class 1A
12/08/20	0.716%	1,106,835	1,116,002
NCUA Guaranteed Notes (d)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	456,749	464,345

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Nomura Asset Acceptance Corp. CMO Series 2004-R2 Class A1 (a)(c)(d)
10/25/34	6.500%	$281,742	$287,493
PennyMac Loan Trust Series 2012-NPL1 Class A (a)(c)(d)
05/28/52	3.422%	337,719	336,707
Prime Mortgage Trust CMO Series 2004-2 Class A2 (d)
11/25/19	4.750%	559,174	578,942
RALI Trust (c)(d)
CMO Series 2003-QS13 Class A5
07/25/33	0.804%	515,468	491,515
RALI Trust (d)
CMO Series 2003-QS13 Class A2
07/25/33	4.000%	1,536,157	1,437,841
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,787,373	1,827,592
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	557,876	572,015
RBSSP Resecuritization Trust (a)(c)(d)
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	511,692	539,136
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	883,820	901,827
CMO Series 2012-3 Class 3A1
09/26/36	0.304%	1,306,292	1,234,733
RBSSP Resecuritization Trust (a)(d)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	728,835	776,834
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	319,292	339,438
CMO Series 2010-12 Class 8A1
06/27/21	4.000%	213,859	215,780
RFMSI Trust (d)
CMO Series 2003-S4 Class A4
03/25/33	5.750%	725,169	744,120
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	227,178	232,899
RMS Mortgage Asset Trust CMO Series 2012-1 Class A1 (a)(c)(d)(h)
10/25/56	4.703%	1,352,077	1,442,709
Residential Asset Mortgage Products, Inc. CMO Series 2004-SL2 Class A3 (d)
10/25/31	7.000%	862,985	927,743
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1 (c)(d)
12/25/34	2.476%	558,661	566,981
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(c)(d)
08/26/52	2.734%	506,198	508,788
Sequoia Mortgage Trust (c)(d)
CMO Series 2003-1 Class 1A
04/20/33	0.917%	2,540,906	2,530,318
CMO Series 2003-8 Class A1
01/20/34	0.797%	1,948,637	1,858,618

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2004-11 Class A1
12/20/34	0.457%	$1,940,989	$1,935,727
CMO Series 2004-12 Class A3
01/20/35	0.667%	1,015,794	930,689
Station Place Securitization Trust (c)(d)
02/25/15	1.704%	2,500,000	2,500,000
Structured Adjustable Rate Mortgage Loan Trust (c)(d)
CMO Series 2004-4 Class 5A
04/25/34	3.288%	564,777	553,133
CMO Series 2004-6 Class 5A4
06/25/34	4.755%	498,762	493,631
Structured Asset Mortgage Investments, Inc. (c)(d)
CMO Series 2004-AR5 Class 1A1
10/19/34	0.816%	1,061,360	1,010,591
CMO Series 2005-AR5 Class A3
07/19/35	0.406%	665,546	660,846
Structured Asset Securities Corp. (c)(d)
CMO Series 2003-34A Class 3A3
11/25/33	2.475%	1,806,133	1,810,336
CMO Series 2003-40A Class 3A2
01/25/34	2.388%	822,029	809,489
CMO Series 2004-21XS Class 2A4A
12/25/34	4.900%	299,566	300,696
CMO Series 2004-4XS Class 1A5
02/25/34	5.490%	815,038	869,186
Series 2004-6XS Class A5A
03/25/34	5.530%	681,191	700,473
Structured Asset Securities Corp. (d)
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	907,219	954,260
Thornburg Mortgage Securities Trust CMO Series 2004-4 Class 3A (c)(d)
12/25/44	2.001%	774,425	778,794
Vericrest Opportunity Loan Transferee (a)(c)(d)
CMO Series 2013-NPL4 Class A1
11/25/53	3.960%	910,598	916,062
Series 2013-NPL3 Class A1
04/25/53	4.250%	2,315,700	2,323,354
Series 2013-NPL5 Class A1
04/25/55	3.625%	2,735,739	2,749,418
Series 2013-NPL6 Class A1
03/25/54	3.625%	4,462,196	4,480,045
Series 2013-NPL7 Class A1
11/25/53	3.625%	3,685,511	3,692,826
WaMu Mortgage Pass-Through Certificates (c)(d)
CMO Series 2003-AR11 Class A6
10/25/33	2.444%	1,276,238	1,299,437
CMO Series 2003-AR5 Class A7
06/25/33	2.449%	539,985	548,112
CMO Series 2003-AR6 Class A1
06/25/33	2.439%	689,810	699,414
CMO Series 2003-AR7 Class A7
08/25/33	2.299%	839,614	853,430
CMO Series 2004-AR3 Class A2
06/25/34	2.439%	450,434	458,880
CMO Series 2004-S1 Class 1A3
03/25/34	0.554%	10,064	10,072

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
WaMu Mortgage Pass-Through Certificates (d)
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	$1,652,964	$1,725,821
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	402,465	421,764
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	340,009	358,245
Washington Mutual MSC Mortgage Pass-Through Certificates CMO Series 2003-MS2 Class 1A1 (d)
02/25/33	5.750%	372,662	391,753
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1 (a)(c)(d)
08/27/37	2.847%	2,190,950	2,205,491
Wells Fargo Mortgage-Backed Securities Trust (c)(d)
CMO Series 2003-J Class 2A1
10/25/33	2.505%	268,763	273,221
CMO Series 2003-L Class 2A1
11/25/33	2.547%	362,018	353,817
CMO Series 2004-EE Class 2A1
12/25/34	2.612%	145,268	148,422
CMO Series 2004-G Class A3
06/25/34	4.692%	209,786	211,300
CMO Series 2004-U Class A1
10/25/34	2.652%	1,156,958	1,168,307
CMO Series 2004-W Class A9
11/25/34	2.615%	1,127,691	1,152,986
CMO Series 2004P Class 2A1
09/25/34	2.613%	1,749,305	1,788,153
CMO Series 2005-AR8 Class 2A1
06/25/35	2.634%	239,189	241,490
CMO Series 2005-AR9 Class 2A1
10/25/33	2.640%	504,902	513,775
Wells Fargo Mortgage-Backed Securities Trust (d)
CMO Series 2004-4 Class A9
05/25/34	5.500%	723,911	745,421
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	635,331	673,809
Wells Fargo Mortgage-Backed Securities Series 2005-AR3 Class 1A1 (c)(d)
03/25/35	2.621%	4,570,965	4,650,239
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $175,691,561)			$179,854,336

Commercial Mortgage-Backed Securities - Agency 11.8%
Federal National Mortgage Association (c)(d)
Series 2010-M3 Class A3
03/25/20	4.332%	4,000,000	4,368,016
Series 2012-M11 Class FA
08/25/19	0.613%	1,117,868	1,119,703
Federal National Mortgage Association (d)
09/01/21	3.770%	3,000,000	3,142,326

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
07/01/22	2.790%	$4,000,000	$3,964,194
07/01/19	2.370%	5,000,000	5,075,322
06/01/22	2.790%	2,010,840	1,994,811
07/01/22	2.690%	10,000,000	9,835,933
07/01/22	2.720%	4,515,935	4,450,671
07/01/19	2.200%	9,734,901	9,808,579
07/01/22	2.640%	4,080,461	3,999,388
08/01/22	2.650%	7,000,000	6,787,353
08/01/19	2.030%	5,076,000	5,051,207
07/01/22	2.760%	3,208,996	3,170,179
07/01/17	1.400%	3,500,000	3,522,166
07/01/22	2.670%	2,908,478	2,857,695
07/01/22	2.670%	5,000,000	4,861,166
07/01/22	2.830%	4,000,000	3,981,354
09/01/22	2.900%	1,947,808	1,947,148
07/01/22	2.750%	6,316,981	6,251,791
07/01/19	1.940%	2,000,000	2,011,234
08/01/22	2.360%	5,769,690	5,570,120
01/01/20	4.540%	1,417,664	1,558,435
10/01/17	2.690%	2,438,474	2,536,245
11/01/18	2.970%	1,885,370	1,964,783
10/01/20	3.290%	1,490,192	1,553,576
10/01/17	2.490%	1,403,275	1,453,173
11/01/20	3.230%	2,445,621	2,541,374
05/01/21	4.390%	1,493,329	1,631,378
03/01/18	3.800%	1,599,921	1,718,663
04/01/21	4.380%	2,486,587	2,713,696
04/01/21	4.250%	2,500,000	2,706,044
04/01/21	4.250%	2,000,000	2,164,835
07/01/21	4.317%	2,123,136	2,360,969
09/01/22	2.470%	2,431,863	2,353,882
12/01/19	1.690%	2,000,000	1,926,448
12/01/19	1.470%	1,460,390	1,403,946
12/01/22	2.390%	1,900,000	1,822,064
12/01/22	2.340%	1,859,641	1,776,308
12/01/22	2.400%	2,500,000	2,399,223
12/01/22	2.210%	1,857,286	1,758,760
12/01/22	2.210%	1,986,571	1,881,187
10/01/22	2.520%	1,984,867	1,925,426
12/01/22	2.400%	1,800,000	1,727,541
11/01/22	2.280%	2,173,477	2,070,130
12/01/22	2.320%	2,440,258	2,330,488
12/01/20	2.000%	1,500,000	1,437,517
12/01/22	2.380%	2,000,000	1,908,849
12/01/22	2.340%	2,255,256	2,152,365
12/01/22	2.190%	2,441,838	2,309,905
11/01/20	3.375%	950,739	994,666
05/01/22	3.000%	3,500,000	3,542,358
07/01/22	3.730%	2,688,541	2,837,660
11/01/22	2.450%	6,000,000	5,724,355
02/01/23	2.460%	2,929,999	2,818,099
01/01/23	2.340%	1,993,849	1,903,110
02/01/23	2.400%	2,000,000	1,915,285
04/01/23	2.703%	1,480,067	1,443,544
06/01/20	2.010%	15,000,000	14,376,654
06/01/20	1.750%	2,960,219	2,853,127
06/01/23	2.510%	1,972,987	1,890,927
06/01/23	2.420%	2,961,165	2,816,975

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
04/01/23	2.500%	$6,000,000	$5,688,671
04/01/23	2.540%	3,242,491	3,117,115
04/01/23	2.640%	2,961,759	2,865,630
05/01/23	2.520%	3,000,000	2,844,532
06/01/37	5.832%	1,225,764	1,379,643
07/01/20	3.950%	2,000,000	2,144,052
09/01/20	3.505%	2,357,975	2,483,528
01/01/18	3.520%	2,421,782	2,580,374
02/01/20	4.369%	2,376,844	2,594,875
12/01/19	4.530%	4,755,801	5,217,934
02/01/20	4.399%	8,000,000	8,812,057
04/01/20	4.368%	2,851,593	3,115,030
12/01/19	4.180%	2,579,086	2,790,828
01/01/21	4.050%	3,000,000	3,216,886
06/01/21	4.340%	3,000,000	3,263,209
06/01/21	4.240%	1,980,721	2,145,407
07/01/26	4.450%	2,901,362	3,056,988
01/01/21	4.380%	2,396,940	2,618,409
05/01/21	4.360%	1,500,000	1,636,222
08/01/21	4.130%	1,447,076	1,557,464
08/01/21	3.870%	1,931,866	2,052,224
07/01/21	4.260%	2,500,000	2,711,695
08/01/21	4.500%	4,000,000	4,388,669
10/01/21	3.590%	2,000,000	2,087,637
01/01/21	4.301%	1,439,451	1,576,872
01/01/22	3.120%	2,000,000	2,043,173
01/01/17	1.990%	1,500,000	1,499,900
02/01/22	3.140%	3,000,000	3,045,472
07/01/19	5.240%	2,654,002	2,897,803
07/01/22	2.980%	3,000,000	3,026,463
07/01/22	2.980%	2,000,000	2,017,642
05/01/22	2.770%	2,000,000	1,982,873
07/01/23	2.809%	2,974,730	2,926,428
09/01/21	2.120%	2,800,000	2,647,223
12/01/22	2.220%	8,000,000	7,584,103
03/01/23	2.490%	2,500,000	2,406,109
12/01/22	2.240%	2,000,000	1,898,188
07/01/23	3.670%	6,000,000	6,196,521
08/01/23	3.590%	2,500,000	2,562,158
08/01/23	3.350%	3,000,000	3,058,564
01/01/21	3.940%	2,000,000	2,117,677
10/01/23	3.760%	2,000,000	2,087,218
11/01/23	3.690%	1,200,000	1,239,533
04/01/22	3.050%	3,486,228	3,525,745
11/01/19	4.130%	1,500,000	1,618,048
04/01/20	4.350%	1,465,157	1,599,189
07/01/20	4.066%	2,440,567	2,636,708
06/01/22	2.600%	2,896,082	2,837,573
06/01/22	2.790%	2,872,578	2,858,620
05/01/22	2.940%	2,423,400	2,439,167
05/01/19	2.190%	4,832,170	4,879,935
05/01/22	2.860%	2,910,092	2,907,190
06/01/19	2.450%	2,000,000	2,038,968
06/01/19	2.360%	2,000,000	2,023,673
06/01/22	2.760%	7,000,000	6,937,789
06/01/19	2.100%	2,500,000	2,512,904
Series 2011-M1 Class A3
06/25/21	3.763%	1,500,000	1,578,581

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2012-M8 Class ASQ2
12/25/19	1.520%	$757,576	$755,716
Series 2012-M8 Class ASQ3
12/25/19	1.801%	800,000	785,939
Series 2013-M7 Class A2
12/27/22	2.280%	1,878,000	1,751,783
Series 2014-M3 Class A2
01/25/24	3.501%	2,000,000	2,018,574
Total Commercial Mortgage-Backed Securities - Agency (Cost: $367,682,600)			$365,863,427

Commercial Mortgage-Backed Securities - Non-Agency 3.1%
A10 Securitization LLC (a)(d)
Series 2012-1 Class A
04/15/24	3.492%	838,481	843,149
Series 2013-1 Class A
11/15/25	2.400%	2,122,000	2,127,910
A10 Term Asset Financing (a)(d)
Series 2013-2 Class A
11/15/27	2.620%	4,649,000	4,634,769
Series 2013-2 Class B
11/15/27	4.380%	657,000	653,648
BB-UBS Trust (a)(d)
Series 2012-SHOW Class A
11/05/36	3.430%	3,700,000	3,549,688
Series 2012-TFT Class A
06/05/30	2.892%	2,000,000	1,906,544
Banc of America Commercial Mortgage Trust Series 2007-5 Class A4 (d)
02/10/51	5.492%	2,000,000	2,176,648
Banc of America Merrill Lynch Commercial Mortgage, Inc. (c)(d)
Series 2006-3 Class A4
07/10/44	5.889%	1,638,583	1,772,095
Banc of America Merrill Lynch Commercial Mortgage, Inc. (d)
Series 2005-3 Class AM
07/10/43	4.727%	1,000,000	1,037,822
Series 2006-5 Class A4
09/10/47	5.414%	775,000	836,346
Bear Stearns Commercial Mortgage Securities (a)(c)(d)(e)
CMO IO Series 2007-T26 Class X1
01/12/45	0.040%	79,565,935	446,683
Bear Stearns Commercial Mortgage Securities (c)(d)
Series 2004-PWR4 Class A3
06/11/41	5.468%	194,041	194,189
COBALT CMBS Commercial Mortgage Trust Series 2006-C1 Class AM (d)
08/15/48	5.254%	1,600,000	1,644,357
CW Capital Cobalt Ltd. (c)(d)(e)
CMO IO Series 2006-C1 Class IO
08/15/48	0.834%	14,223,401	268,268
CW Capital Cobalt Ltd. (d)
Series 2006-C1 Class A4
08/15/48	5.223%	1,636,571	1,755,703

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Citigroup Commercial Mortgage Trust (a)(d) Series 2013-SMP Class A
01/12/30	2.110%	$956,084	$963,116
Citigroup Commercial Mortgage Trust (c)(d)
Series 2005-C3 Class AM
05/15/43	4.830%	1,230,000	1,274,603
Citigroup Commercial Mortgage Trust (d)
Series 2006-C5 Class A4
10/15/49	5.431%	750,000	818,063
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(c)(d)(e)
CMO IO Series 2006-CD2 Class X
01/15/46	0.081%	216,929,511	236,236
CMO IO Series 2007-CD4 Class XC
12/11/49	0.150%	74,257,837	683,840
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(d)
Series 2005-CD1 Class AJ
07/15/44	5.216%	1,000,000	1,049,365
Series 2005-CD1 Class AM
07/15/44	5.216%	875,000	926,891
Commercial Mortgage Asset Trust Series 1999-C1 Class D (c)(d)
01/17/32	7.077%	193,170	193,162
Commercial Mortgage Pass-Through Certificates (a)(c)(d)
Series 2012-MVP Class A
11/17/26	2.094%	470,968	473,055
Commercial Mortgage Pass-Through Certificates (c)(d)(e)
CMO IO Series 2012-CR2 Class XA
08/15/45	1.934%	2,605,449	280,365
Commercial Mortgage Trust (a)(c)(d)
Series 2013-SFS Class A2
04/12/35	2.987%	624,000	597,926
Series 2014-TWC Class A
02/13/32	1.005%	500,000	500,314
Commercial Mortgage Trust (a)(d)
Series 2013-300P Class A1
08/10/30	4.353%	2,000,000	2,128,008
Credit Suisse First Boston Mortgage Securities Corp. (c)(d)
Series 2006-C2 Class A3
03/15/39	5.644%	1,300,000	1,393,876
Credit Suisse First Boston Mortgage Securities Corp. (d)
Series 2005-C3 Class AM
07/15/37	4.730%	1,000,000	1,038,951
DBRR Trust (a)(c)(d)
CMO Series 2011-C32 Class A3X1
06/17/49	2.015%	6,000,000	308,662
Series 2013-EZ2 Class A
02/25/45	0.853%	1,022,635	1,017,394
Series 2013-EZ3 Class A
12/18/49	1.636%	2,777,367	2,786,046
DBRR Trust (a)(d)
Series 2012-EZ1 Class A
09/25/45	0.946%	132,467	132,656
GE Capital Commercial Mortgage Corp. (c)(d)
Series 2005-C1 Class AJ
06/10/48	4.826%	1,700,000	1,747,495
Series 2005-C1 Class B
06/10/48	4.846%	800,000	818,481
GS Mortgage Securities Corp. II (a)(c)(d)(e)
CMO IO Series 2006-GG8 Class X

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
11/10/39	0.566%	$20,235,884	$246,635
GS Mortgage Securities Corp. II (a)(d)
Series 2013-KING Class A
12/10/27	2.706%	1,033,010	1,032,595
Series 2013-NYC5 Class A
01/10/30	2.318%	1,222,000	1,221,780
GS Mortgage Securities Corp. II (c)(d)
Series 2004-GG2 Class A6
08/10/38	5.396%	909,174	910,797
Greenwich Capital Commercial Funding Corp. (c)(d)
Series 2006-GG7 Class A4
07/10/38	5.820%	2,933,325	3,188,272
Series 2006-GG7 Class AM
07/10/38	5.820%	300,000	326,549
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(c)(d)(e)
CMO IO Series 2010-C2 Class XA
11/15/43	1.878%	10,041,968	707,838
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(d)
Series 2004-CB9 Class A4
06/12/41	5.632%	742,132	747,010
Series 2005-CB11 Class AJ
08/12/37	5.390%	1,000,000	1,041,536
Series 2006-LDP9 Class A3SF
05/15/47	0.310%	430,036	428,372
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(d)(e)
CMO IO Series 2006-CB15 Class X1
06/12/43	0.224%	71,283,013	417,198
JPMorgan Chase Commercial Mortgage Securities Corp. (d)
Series 2004-CB8 Class A4
01/12/39	4.404%	29,530	29,517
Series 2006-CB16 Class A4
05/12/45	5.552%	973,042	1,050,818
KSBA (a)(c)(d)(e)
CMO IO Series 2012-2 Class A
08/25/38	0.841%	12,384,896	489,590
KSBA (a)(d)(e)
CMO IO Series 2013-2 Class A
03/25/39	1.896%	11,979,981	694,465
LB-UBS Commercial Mortgage Trust (a)(c)(d)(e)
CMO IO Series 2006-C1 Class XCL
02/15/41	0.365%	45,481,126	270,613
LB-UBS Commercial Mortgage Trust (d)
Series 2007-C1 Class AM
02/15/40	5.455%	250,000	274,649
Series 2007-C2 Class A3
02/15/40	5.430%	823,895	907,880
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2 (a)(d)
02/15/36	3.985%	1,535,000	1,452,308
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ (c)(d)
01/12/44	5.368%	1,000,000	1,068,878
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(c)(d)(e)
CMO IO Series 2006-4 Class XC
12/12/49	0.204%	21,930,158	268,666
Merrill Lynch/Countrywide Commercial Mortgage Trust (d)
Series 2007-9 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
09/12/49	5.700%	$585,000	$653,492
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-IO Class AXA (a)(d)
03/27/51	1.000%	1,284,935	1,289,676
Morgan Stanley Capital I, Inc. (a)(c)(d)(e)
CMO IO Series 2006-IQ12 Class X1
12/15/43	0.505%	43,765,898	513,243
CMO IO Series 2006-T21 Class X
10/12/52	0.205%	85,964,712	412,459
CMO IO Series 2007-HQ11 Class X
02/12/44	0.230%	67,706,450	349,501
Morgan Stanley Capital I, Inc. (d)
Series 2004-HQ4 Class A7
04/14/40	4.970%	782,798	787,651
Morgan Stanley Re-Remic Trust (a)(d)
Series 2010-HQ4B Class A7A
04/16/40	4.970%	595,946	597,676
Series 2011-IO Class A
03/23/51	2.500%	356,930	362,284
NCUA Guaranteed Notes Trust Series 2010-C1 Class A2 (d)
10/29/20	2.900%	1,000,000	1,036,700
NCUA Guaranteed Notes Series 2010-C1 Class APT (d)
10/29/20	2.650%	5,041,698	5,141,889
NorthStar Mortgage Trust Series 2012-1 Class A (a)(c)(d)
08/25/29	1.357%	1,584,159	1,585,423
NorthStar (a)(c)(d)
Series 2013-1A Class A
08/25/29	2.004%	3,085,978	3,085,978
Series 2013-1A Class B
08/25/29	5.154%	1,280,000	1,271,600
ORES NPL LLC Series 2013-LV2 Class A (a)(d)
09/25/25	3.081%	2,264,459	2,264,522
RBS Commercial Funding, Inc., Trust Series 2013-SMV Class A (a)(d)
03/11/31	3.260%	797,000	754,749
RCMC LLC Series 2012-CRE1 Class A (a)(d)
11/15/44	5.623%	1,621,416	1,661,784
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class A4 (d)
04/10/46	3.244%	857,000	837,312
VFC LLC Series 2013-1 Class A (a)(d)
03/20/26	3.130%	1,064,314	1,075,988
VNDO Mortgage Trust (a)(d)
Series 2012-6AVE Class A
11/15/30	2.996%	1,165,409	1,120,536
Series 2013-PENN Class A
12/13/29	3.808%	3,000,000	3,102,827
WF-RBS Commercial Mortgage Trust (a)(d)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2011-C3 Class A4
03/15/44	4.375%	$1,200,000	$1,292,316
WF-RBS Commercial Mortgage Trust (d)
Series 2012-C6 Class A4
04/15/45	3.440%	960,000	970,848
Wachovia Bank Commercial Mortgage Trust (a)(c)(d)(e)
CMO IO Series 2004-C12 Class IO
07/15/41	0.050%	100,507,854	199,207
CMO IO Series 2006-C24 Class XC
03/15/45	0.104%	138,290,700	385,001
Wachovia Bank Commercial Mortgage Trust (c)(d)
Series 2004-C11 Class A5
01/15/41	5.215%	449,335	455,572
Wells Fargo Commercial Mortgage Trust Series 2013-120B Class A (a)(c)(d)
03/18/28	2.710%	2,000,000	1,960,424
Wells Fargo Re-Remic Trust Series 2012-IO Class A (a)(d)
08/20/21	1.750%	2,201,797	2,203,228
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $95,690,578)			$95,364,176

Asset-Backed Securities - Non-Agency 4.7%
AXIS Equipment Finance Receivables II LLC Series 2013-1A Class A (a)
03/20/17	1.750%	1,683,450	1,683,838
Academic Loan Funding Trust (a)(c)
Series 2012-1A Class A1
12/27/22	0.954%	844,253	851,011
Series 2013-1A Class A
12/26/44	0.954%	2,651,779	2,651,811
Ally Auto Receivables Trust
Series 2010-3 Class A4
08/17/15	1.550%	141,339	141,626
Series 2012-1 Class A3
02/16/16	0.930%	338,027	338,745
Series 2012-3 Class A3
08/15/16	0.850%	851,591	853,647
Series 2012-4 Class A2
05/15/15	0.480%	81,545	81,551
Series 2013-2 Class A4
11/15/18	1.240%	750,000	748,312
AmeriCredit Automobile Receivables Trust
Series 2011-4 Class A3
05/09/16	1.170%	264,942	265,242
Series 2012-2 Class A3
10/11/16	1.050%	222,932	223,357
Series 2012-3 Class A2
12/08/15	0.710%	63,781	63,786
Series 2012-3 Class A3
01/09/17	0.960%	622,000	623,122
Series 2012-4 Class A2
04/08/16	0.490%	186,999	186,991
Series 2012-5 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
01/08/16	0.510%	$288,221	$288,223
Series 2012-5 Class A3
06/08/17	0.620%	387,000	387,000
Series 2013-1 Class A2
06/08/16	0.490%	200,430	200,408
Series 2013-1 Class A3
10/10/17	0.610%	119,000	118,913
American Credit Acceptance Receivables Trust (a)
Series 2012-2 Class A
07/15/16	1.890%	447,283	448,879
Series 2012-3 Class A
11/15/16	1.640%	486,767	488,941
Series 2013-1 Class A
04/16/18	1.450%	1,487,458	1,493,942
Series 2013-2 Class A
02/15/17	1.320%	956,333	958,316
American Tower Trust I Senior Secured (a)
03/15/43	1.551%	500,000	488,394
Asset-Backed Funding Certificates Series 2005-AG1 Class A4 (c)
06/25/35	5.010%	903,507	914,022
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	1,985,000	1,985,241
BXG Receivables Note Trust Series 2012-A Class A (a)
12/02/27	2.660%	817,775	814,314
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A (c)
12/25/33	1.054%	737,327	690,394
CFC LLC (a)
Series 2014-1A Class A
12/17/18	1.460%	857,000	856,898
Series 2014-1A Class B
04/15/20	2.720%	375,000	374,901
CNH Equipment Trust Series 2012-A Class A3
05/15/17	0.940%	438,175	439,389
CPS Auto Receivables Trust (a)
Series 2011-B Class A
09/17/18	3.680%	936,398	957,441
Series 2011-C Class A
03/15/19	4.210%	485,699	500,113
Series 2012-A Class A
06/17/19	2.780%	268,877	273,007
Series 2012-B Class A
09/16/19	2.520%	1,686,717	1,713,466
Series 2012-C Class A
12/16/19	1.820%	902,152	908,957
Series 2012-D Class A
03/16/20	1.480%	399,140	400,192
Series 2013-C Class A
04/16/18	1.640%	2,332,683	2,343,249

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
CPS Auto Trust Series 2013-A Class A (a)
06/15/20	1.310%	$609,499	$608,102
California Republic Auto Receivables Trust Series 2012-1 Class A (a)
08/15/17	1.180%	822,072	823,789
Capital Auto Receivables Asset Trust Series 2013-3 Class A1B (c)
11/20/15	0.587%	1,500,000	1,501,319
CarFinance Capital Auto Trust Series 2013-2A Class A (a)
11/15/17	1.750%	571,076	573,548
CarNow Auto Receivables Trust Series 2013-1A Class A (a)
10/16/17	1.160%	463,994	463,929
Carfinance Capital Auto Trust Series 2013-1A Class A (a)
07/17/17	1.650%	747,989	750,547
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-5 Class 1A4
02/25/30	4.396%	25,632	25,582
Chase Funding Mortgage Loan Asset-Backed Certificates (c)
Series 2003-2 Class 2A2
02/25/33	0.714%	655,418	668,564
Series 2003-4 Class 1A5
05/25/33	5.416%	828,208	866,523
Series 2003-6 Class 1A5
11/25/34	5.350%	750,000	774,784
Concord Funding Co. LLC (a)
Series 2012-2 Class A
01/15/17	3.145%	2,600,000	2,600,000
Series 2013-1 Class A
02/15/15	2.420%	1,400,000	1,380,750
Conix Mortgage Asset Trust Series 2013-1 Class A (a)(c)(g)(h)
12/25/47	4.704%	1,120,786	1,124,288
Credit Acceptance Auto Loan Trust (a)
Series 2011-1 Class A
03/15/19	2.610%	354,900	356,268
Series 2012-1A Class A
09/16/19	2.200%	923,000	928,055
Series 2012-2A Class A
03/16/20	1.520%	1,210,000	1,216,448
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2 (a)(c)
01/25/43	5.150%	338,214	346,186
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3 (a)(c)
06/25/50	3.428%	800,000	793,057
DT Auto Owner Trust Series 2013-2A Class B (a)
06/15/17	1.780%	2,250,000	2,260,312
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (a)(c)
04/26/37	0.000%	141,278	140,751

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Exeter Automobile Receivables Trust (a)
Series 2012-2A Class A
06/15/17	1.300%	$515,210	$516,203
Series 2013-1A Class A
10/16/17	1.290%	431,126	432,028
Series 2013-2A Class A
11/15/17	1.490%	2,181,338	2,188,693
Fifth Third Auto Series 2013-1 Class A3
10/16/17	0.880%	2,094,000	2,103,654
First Investors Auto Owner Trust (a)
Series 2012-2A Class A2
05/15/18	1.470%	470,818	473,087
Series 2013-1A Class A2
10/15/18	0.900%	480,985	480,233
Flagship Credit Auto Trust (a)
Series 2013-1 Class A
04/16/18	1.320%	1,337,354	1,336,746
Series 2013-2 Class A
01/15/19	1.940%	2,131,725	2,127,328
Ford Credit Auto Lease Trust
Series 2013-B Class A3
09/15/16	0.760%	2,014,000	2,018,910
Series 2013-B Class A4
10/15/16	0.960%	750,000	752,770
Fortress Opportunities Residential Transaction (a)(c)(g)
Series 2013-1A Class A1N
10/25/33	3.960%	1,028,780	1,038,536
Series 2013-1A Class AR
10/25/18	4.210%	565,859	571,518
GMAT Trust (a)(c)
Series 2013-1A Class A
11/25/43	3.967%	1,644,022	1,597,711
Series 2014-1A Class A
02/25/44	3.721%	1,055,165	1,057,120
HLSS Servicer Advance Receivables Backed Notes (a)
Series 2013-T1 Class B2
01/16/46	1.744%	435,000	434,524
Series 2013-T2 Class A2
05/16/44	1.147%	1,163,000	1,160,151
Series 2013-T6 Class AT6
09/15/44	1.287%	3,000,000	3,004,500
Series 2013-T7 Class AT7
11/15/46	1.981%	2,140,000	2,142,782
HLSS Servicer Advance Receivables Trust (a)
Series 2012-T2 Class A2
10/15/45	1.990%	1,460,000	1,471,863
Series 2013-T1 Class A2
01/16/46	1.495%	1,197,000	1,192,511
Series 2014-T1 Class AT1
01/17/45	1.244%	359,000	359,133
Series 2014-T2 Class AT2
01/15/47	2.217%	554,000	555,411
Honda Auto Receivables Owner Trust
Series 2012-2 Class A3
02/16/16	0.700%	355,441	356,080
Series 2013-4 Class A3
09/18/17	0.690%	3,437,000	3,438,985
Series 2013-4 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
02/18/20	1.040%	$1,400,000	$1,398,676
Huntington Auto Trust
Series 2012-1 Class A3
09/15/16	0.810%	375,634	376,583
Huntington Auto Trust (a)
Series 2011-1A Class A3
01/15/16	1.010%	143,694	143,940
Series 2011-1A Class A4
11/15/16	1.310%	800,000	806,146
Hyundai Auto Receivables Trust Series 2011-A Class A4
12/15/15	1.780%	356,055	357,653
Kondaur Mortgage Asset Trust Series 2013-1 Class A (a)(c)
08/25/52	4.458%	1,879,223	1,897,689
LV Tower 52 LLC (a)(g)
Series 2013-1 Class A
12/31/49	5.500%	2,379,574	2,363,871
Series 2013-1 Class M
12/31/49	7.500%	1,495,585	1,495,585
Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3 (a)(c)
07/25/34	0.504%	410,876	408,997
MMCA Automobile Trust Series 2012-A Class A4 (a)
08/15/17	1.570%	2,000,000	2,020,939
Macquarie Equipment Funding Trust Series 2012-A Class A2 (a)
04/20/15	0.610%	1,254,227	1,255,470
Madison Avenue Manufactured Housing Contract Series 2002-A Class M2 (c)
03/25/32	2.404%	744,969	744,389
Mid-State Trust (a)
Series 2006-1 Class M1
10/15/40	6.083%	1,648,566	1,699,021
Series 2010-1 Class M
12/15/45	5.250%	1,594,908	1,655,031
NCUA Guaranteed Notes CMO Series 2010-A1 Class A (c)
12/07/20	0.506%	233,356	233,664
Nationstar Agency Advance Funding Trust (a)
Series 2013-T1A Class AT1
02/15/45	0.997%	843,000	841,011
Series 2013-T2A Class AT2
02/18/48	1.892%	396,000	384,476
New York Mortgage Trust Residential LLC Series 2013-RP3A (a)(c)(g)
09/25/18	4.850%	2,626,000	2,626,000
New York Mortgage Trust Series 2012-RP1A (a)(c)(g)
12/25/17	4.250%	2,500,000	2,500,000
Newcastle Investment Trust Series 2011-MH1 Class A (a)
12/10/33	2.450%	160,274	160,137

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	$1,221,083	$1,223,611
Nissan Auto Receivables Owner Trust Series 2012-A Class A4
07/16/18	1.000%	333,000	335,289
Normandy Mortgage Loan Co. Series 2013-NPL3 Class A (a)(c)
09/16/43	4.949%	5,976,634	5,946,751
Park Place Securities, Inc. Series 2004-MCW1 Class M1 (c)
10/25/34	1.092%	1,140,772	1,133,663
Progreso Receivables Funding I LLC Series 2013A Class A (a)
07/09/18	4.000%	1,500,000	1,503,750
RBSHD Trust Series 2013-1A Class A (a)(c)(g)
10/25/47	4.685%	3,998,011	4,033,640
Residential Asset Mortgage Products, Inc. (c)
Series 2005-EFC5 Class A3
10/25/35	0.494%	634,068	630,711
Series 2005-RZ4 Class A2
11/25/35	0.414%	67,206	66,938
Series 2006-RZ1 Class A3
03/25/36	0.454%	1,944,681	1,843,457
SNAAC Auto Receivables Trust (a)
Series 2012-1A Class A
06/15/16	1.780%	5,472	5,473
Series 2013-1A Class A
07/16/18	1.140%	307,094	307,119
Santander Drive Auto Receivables Trust
Series 2011-1 Class B
11/16/15	2.350%	225,449	225,978
Series 2012-1 Class A3
10/15/15	1.490%	70,994	71,024
Series 2012-2 Class A3
12/15/15	1.220%	190,810	190,983
Series 2012-5 Class A3
12/15/16	0.830%	237,096	237,309
Santander Drive Auto Receivables Trust (a)
Series 2010A Class A4
06/15/17	2.390%	737,166	739,648
Series 2011-S2A Class B
06/15/17	2.060%	76,183	76,186
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6 (c)
06/25/33	4.795%	47,750	48,313
Springleaf Funding Trust (a)
Series 2013-AA Class A
09/15/21	2.580%	8,000,000	8,048,160
Series 2013-BA Class A
01/16/23	3.920%	3,000,000	3,052,500
Series 2013-BA Class B
01/16/23	4.820%	1,500,000	1,522,500
Stanwich Mortgage Loan Trust (a)
Series 2012-NPL4 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
09/15/42	2.981%	$709,490	$711,185
Series 2012-NPL5 Class A
10/18/42	2.981%	827,189	828,098
Series 2013-NPL1 Class A
02/16/43	2.981%	2,259,652	2,280,317
Structured Asset Securities Corp.
CMO Series 2004-5H Class A4
12/25/33	5.540%	1,160,304	1,193,292
Structured Asset Securities Corp. (c)
Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	817,430	842,200
Series 2005-NC1 Class A11
02/25/35	4.690%	1,431,391	1,444,155
Trafigura Securitisation Finance PLC Series 2012-1A Class A (a)(c)
10/15/15	2.555%	2,197,000	2,220,728
United Auto Credit Securitization Trust Series 2012-1 Class A2 (a)
03/16/15	1.100%	18,700	18,702
VOLT XXII LLC Series 2014-NPL1 Class A1 (a)(c)
10/25/53	3.625%	2,528,771	2,534,545
VOLT XXIII LLC Series 2014-NPL2 Class A1 (a)(c)
11/25/53	3.625%	2,518,835	2,524,593
Westgate Resorts LLC (a)
Series 2012-1 Class A
09/20/25	4.500%	823,628	829,806
Series 2012-2A Class A
01/20/25	3.000%	1,091,812	1,097,959
Series 2012-3A Class A
03/20/25	2.500%	788,782	790,754
Total Asset-Backed Securities - Non-Agency (Cost: $146,359,240)			$147,699,533

Inflation-Indexed Bonds 0.4%
UNITED STATES 0.4%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	4,973,805	4,980,589
04/15/15	0.500%	5,936,645	6,057,230
04/15/16	0.125%	1,059,740	1,088,386
01/15/29	2.500%	1,089,500	1,323,062
Total			13,449,267
Total Inflation-Indexed Bonds (Cost: $13,449,324)			$13,449,267

U.S. Treasury Obligations 22.1%
U.S. Treasury
04/30/14	1.875%	4,000,000	4,005,611
07/31/14	2.625%	20,500,000	20,673,778
09/30/14	2.375%	16,500,000	16,687,559
10/31/14	2.375%	22,000,000	22,291,324
12/31/14	2.625%	4,000,000	4,075,625
01/31/15	2.250%	30,430,000	30,967,272

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/15	4.000%	$1,800,000	$1,860,961
02/15/15	11.250%	4,200,000	4,606,384
03/31/15	2.500%	570,000	583,360
05/15/15	4.125%	8,050,000	8,406,277
04/30/16	2.625%	4,000,000	4,178,752
12/31/16	3.250%	57,450,000	61,287,488
01/31/17	3.125%	15,000,000	15,965,625
03/31/17	3.250%	5,000,000	5,347,265
08/15/17	4.750%	12,745,000	14,290,331
08/15/17	8.875%	7,215,000	9,076,809
11/15/17	4.250%	1,000,000	1,107,891
02/15/18	3.500%	6,000,000	6,494,532
08/31/18	1.500%	6,000,000	5,988,750
11/30/18	1.375%	21,200,000	20,961,500
05/15/19	3.125%	7,151,000	7,627,550
06/30/19	1.000%	1,500,000	1,436,954
11/15/19	3.375%	2,000,000	2,156,718
02/15/20	8.500%	500,000	682,383
05/15/20	3.500%	8,000,000	8,666,872
08/15/20	2.625%	5,650,000	5,810,228
08/15/20	8.750%	28,500,000	39,873,267
08/31/20	2.125%	10,000,000	9,971,880
11/15/20	2.625%	2,500,000	2,564,452
02/15/21	3.625%	14,600,000	15,882,055
05/15/21	3.125%	7,000,000	7,372,967
08/15/21	2.125%	46,500,000	45,697,131
02/15/22	2.000%	1,000,000	966,875
02/15/27	6.625%	1,000,000	1,393,594
08/15/27	6.375%	3,000,000	4,116,564
08/15/28	5.500%	14,700,000	18,804,519
02/15/29	5.250%	720,000	900,788
08/15/29	6.125%	5,250,000	7,158,868
02/15/31	5.375%	1,100,000	1,407,141
02/15/36	4.500%	11,100,000	13,028,625
02/15/37	4.750%	3,500,000	4,253,592
05/15/37	5.000%	11,900,000	14,945,662
02/15/38	4.375%	4,000,000	4,610,624
05/15/38	4.500%	3,100,000	3,639,592
U.S. Treasury (b)
STRIPS
08/15/16	0.000%	6,000,000	5,909,400
11/15/16	0.000%	6,000,000	5,881,554
02/15/20	0.000%	4,000,000	3,537,128
05/15/20	0.000%	29,271,000	25,642,801
08/15/20	0.000%	10,000,000	8,667,550
02/15/21	0.000%	33,765,000	28,670,436
05/15/21	0.000%	16,800,000	14,127,691
08/15/21	0.000%	8,250,000	6,865,625
11/15/21	0.000%	9,400,000	7,740,157
02/15/22	0.000%	1,000,000	815,056
05/15/22	0.000%	2,850,000	2,300,278
08/15/22	0.000%	2,500,000	1,996,368
02/15/23	0.000%	4,450,000	3,480,745
05/15/23	0.000%	1,000,000	774,617
08/15/24	0.000%	1,000,000	735,112
02/15/25	0.000%	1,000,000	719,688
02/15/26	0.000%	500,000	344,641
08/15/26	0.000%	1,452,000	978,761
11/15/26	0.000%	9,000,000	6,001,056

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/27	0.000%	$15,200,000	$10,019,688
08/15/27	0.000%	4,200,000	2,707,534
11/15/27	0.000%	13,200,000	8,413,904
02/15/28	0.000%	7,250,000	4,568,558
05/15/28	0.000%	1,000,000	623,147
08/15/28	0.000%	500,000	307,865
11/15/28	0.000%	1,700,000	1,034,965
02/15/29	0.000%	7,665,000	4,615,917
08/15/29	0.000%	5,400,000	3,180,568
11/15/29	0.000%	1,600,000	932,442
02/15/30	0.000%	5,350,000	3,084,799
05/15/30	0.000%	7,000,000	3,994,004
08/15/30	0.000%	1,800,000	1,015,938
11/15/30	0.000%	2,500,000	1,396,563
02/15/31	0.000%	4,500,000	2,483,491
05/15/31	0.000%	3,600,000	1,966,187
08/15/31	0.000%	2,000,000	1,080,624
11/15/31	0.000%	5,040,000	2,694,182
02/15/32	0.000%	4,200,000	2,221,645
05/15/32	0.000%	8,000,000	4,189,208
11/15/32	0.000%	5,450,000	2,794,705
02/15/33	0.000%	5,850,000	2,967,372
05/15/33	0.000%	5,425,000	2,724,500
08/15/33	0.000%	4,000,000	1,986,948
11/15/33	0.000%	7,400,000	3,640,556
02/15/34	0.000%	2,400,000	1,168,097
05/15/34	0.000%	400,000	192,861
08/15/34	0.000%	2,375,000	1,132,794
11/15/34	0.000%	1,850,000	873,833
02/15/35	0.000%	2,210,000	1,032,682
05/15/35	0.000%	3,050,000	1,411,458
Total U.S. Treasury Obligations (Cost: $685,521,908)			$687,471,694

U.S. Government & Agency Obligations 7.3%
Federal Farm Credit Banks
11/15/18	5.125%	5,164,000	5,899,767
Federal Home Loan Banks
10/24/29	4.000%	1,600,000	1,597,643
07/15/36	5.500%	2,000,000	2,442,640
Federal Home Loan Mortgage Corp.
04/29/14	1.350%	2,000,000	2,002,013
04/18/16	5.250%	2,000,000	2,192,982
08/23/17	5.500%	17,500,000	20,003,760
11/17/17	5.125%	58,000,000	65,948,610
Federal National Mortgage Association
05/11/17	5.000%	2,700,000	3,026,913
06/12/17	5.375%	11,000,000	12,457,896
Federal National Mortgage Association (b)
07/05/14	0.000%	2,000,000	1,999,136
06/01/17	0.000%	10,000,000	9,578,430
STRIPS
11/15/21	0.000%	1,750,000	1,386,098
05/15/30	0.000%	3,750,000	1,941,458
Financing Corp. (b)
04/05/19	0.000%	1,000,000	900,447
STRIPS

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
05/11/18	0.000%	$3,600,000	$3,341,045
Israel Government AID Bond
U.S. Government Guaranteed
09/18/33	5.500%	1,000,000	1,216,284
Israel Government AID Bond (b)
U.S. Government Guaranteed
03/15/19	0.000%	2,500,000	2,254,030
11/15/19	0.000%	1,501,000	1,315,029
02/15/20	0.000%	6,000,000	5,204,886
08/15/20	0.000%	2,500,000	2,119,887
02/15/22	0.000%	3,500,000	2,764,944
11/01/24	0.000%	1,850,000	1,282,187
02/15/25	0.000%	2,250,000	1,538,420
11/15/26	0.000%	1,500,000	937,814
Private Export Funding Corp.
05/15/22	2.800%	1,500,000	1,490,762
Residual Funding Corp. (b)
STRIPS
10/15/19	0.000%	14,600,000	12,933,483
10/15/20	0.000%	7,500,000	6,358,507
01/15/21	0.000%	2,000,000	1,676,526
STRIPS Secured
07/15/20	0.000%	33,200,000	28,445,561
Tennessee Valley Authority
Senior Unsecured
07/18/17	5.500%	11,000,000	12,541,507
04/01/36	5.880%	500,000	611,513
09/15/39	5.250%	2,370,000	2,683,762
Tennessee Valley Authority (b)
STRIPS
11/01/25	0.000%	8,500,000	5,464,879
06/15/35	0.000%	750,000	288,281
Total U.S. Government & Agency Obligations (Cost: $223,137,824)			$225,847,100

Foreign Government Obligations(i) 1.5%
AUSTRALIA 0.1%
Australia and New Zealand Banking Group Ltd. (a)
11/23/16	2.400%	1,119,000	1,155,871
Commonwealth Bank of Australia (a)
03/16/17	2.250%	325,000	334,307
National Australia Bank Ltd. (a)
06/20/17	2.000%	875,000	890,628
Westpac Banking Corp. (a)
11/28/16	2.450%	600,000	620,652
05/30/18	1.375%	600,000	587,479
Total			3,588,937
BRAZIL 0.1%
Brazilian Government International Bond Senior Unsecured
01/07/25	4.250%	744,000	719,820

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)
BRAZIL (CONTINUED)
Petrobras International Finance Co.
03/15/19	7.875%	$790,000	$901,041
01/27/21	5.375%	630,000	637,060
01/27/41	6.750%	575,000	557,223
Total			2,815,144
CANADA 0.6%
Bank of Montreal (a)
10/31/14	1.300%	1,037,000	1,042,840
CDP Financial, Inc. (a)
11/25/19	4.400%	1,000,000	1,103,211
Caisse Centrale Desjardins (a)
03/24/16	2.550%	1,452,000	1,505,680
Hydro-Quebec
02/01/21	9.400%	750,000	1,018,644
01/15/22	8.400%	1,295,000	1,700,374
Province of Ontario
Senior Unsecured
05/26/15	0.950%	2,715,000	2,734,928
06/16/15	2.700%	1,840,000	1,892,109
Province of Quebec
01/30/26	6.350%	440,000	543,418
Royal Bank of Canada
09/19/17	1.200%	3,820,000	3,793,268
10/01/18	2.000%	1,761,000	1,763,039
Toronto-Dominion Bank (The) (a)
07/29/15	2.200%	2,500,000	2,551,255
Total			19,648,766
CHINA 0.1%
Sinopec Group Overseas Development 2013 Ltd. (a)
10/17/23	4.375%	1,362,000	1,369,297
State Grid Overseas Investment 2013 Ltd. (a)
05/22/18	1.750%	377,000	367,234
Total			1,736,531
FRANCE —%
Electricite de France SA Senior Unsecured (a)
01/22/19	2.150%	674,000	670,588
MEXICO 0.2%
Mexico Government International Bond
Senior Unsecured
01/21/21	3.500%	4,305,000	4,358,812
03/08/44	4.750%	1,090,000	1,035,500
10/12/10	5.750%	458,000	449,985
Total			5,844,297

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)
NETHERLANDS 0.1%
Petrobras Global Finance BV
03/17/24	6.250%	$1,868,000	$1,924,527
03/17/44	7.250%	760,000	780,160
Total			2,704,687
NORWAY 0.1%
Statoil ASA
01/15/18	6.700%	50,000	58,971
04/15/19	5.250%	880,000	1,002,197
01/15/24	2.650%	1,750,000	1,636,707
09/23/27	7.250%	400,000	534,159
Total			3,232,034
POLAND —%
Poland Government International Bond Senior Unsecured
01/22/24	4.000%	1,178,000	1,186,143
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured
09/16/25	5.875%	459,000	493,425
SWEDEN 0.1%
Stadshypotek AB (a)
10/02/19	1.875%	1,500,000	1,458,720
TURKEY —%
Turkey Government International Bond
03/22/24	5.750%	790,000	807,775
UNITED KINGDOM 0.1%
Barclays Bank PLC (a)
09/21/15	2.500%	1,600,000	1,645,273
05/10/17	2.250%	343,000	353,947
HSBC Bank PLC (a)
07/07/14	1.625%	1,364,000	1,368,923
Total			3,368,143
Total Foreign Government Obligations (Cost: $47,504,965)			$47,555,190

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
California —%
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009
05/15/39	6.582%	$420,000	$518,826
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	295,000	396,383
Total			915,209
New York 0.1%
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	483,471
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	962,646
Total			1,446,117

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	$1,265,000	$1,656,176
Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/11	4.800%	1,514,000	1,468,413
Total			3,124,589
Total Municipal Bonds (Cost: $4,994,882)			$5,485,915

		Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.094% (j)(k)		71,116,196	$71,116,196
Total Money Market Funds (Cost: $71,116,196)			$71,116,196
Total Investments
(Cost: $3,059,028,183) (l)			$3,092,837,730(m)
Other Assets & Liabilities, Net			15,215,538
Net Assets			$3,108,053,268

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $348,925,465 or 11.23% of net assets.

(b)	Zero coupon bond.
(c)	Variable rate security.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(f)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $25,169,465, representing 0.81% of net assets. Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
AJAX Mortgage Loan Trust
CMO Series 2013-A Class A
02/25/51 3.500%	01-28-2013	2,599,420
AJAX Mortgage Loan Trust
CMO Series 2013-B Class A1
03/25/52 3.750%	03-20-2013	1,738,448
AJAX Mortgage Loan Trust
CMO Series 2013-C Class A
03/25/35 4.500%	11-15-2013	1,924,128
CAM Mortgage Trust
CMO Series 2013-1 Class A
11/25/57 3.967%	08-27-2013	331,364

Security Description	Acquisition Dates	Cost ($)
Conix Mortgage Asset Trust
Series 2013-1 Class A
12/25/47 4.704%	05-16-2013	1,120,786
Fortress Opportunities Residential Transaction
Series 2013-1A Class A1N
10/25/33 3.960%	11-08-2013	1,028,676
Fortress Opportunities Residential Transaction
Series 2013-1A Class AR
10/25/18 4.210%	11-08-2013	565,823
Homeowner Assistance Program Reverse Mortgage Loan Trust
CMO Series 2013-RM1 Class A
05/25/53 4.000%	05-03-2013	2,837,331
LV Towers 52 LLC
Series 2013-1 Class A
12/31/49 5.500%
LV Towers 52 LLC	06-19-2013	2,379,574
Series 2013-1 Class M
12/31/49 7.500%	10-08-2013	1,495,585
New York Mortgage Trust Residential LLC
Series 2013-RP3A
09/25/18 4.850%	09-18-2013	2,626,000
New York Mortgage Trust
Series 2012-RP1A
12/25/17 4.250%	12-27-2012	2,500,000
RBSHD Trust
Series 2013-1A Class A
10/25/47 4.685%	09-27-2013	3,998,011

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $2,566,997, which represents 0.08% of net assets.

(i)	Principal and interest may not be guaranteed by the government.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,659,755	114,076,753	(95,620,312)	71,116,196	8,384	71,116,196

(l)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $3,059,028,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$72,730,000
Unrealized Depreciation	(38,920,000)
Net Unrealized Appreciation	$33,810,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	2,679,131	829,651	3,508,782
All Other Industries	—	478,794,182	—	478,794,182
Residential Mortgage-Backed Securities - Agency	—	770,827,932	—	770,827,932
Residential Mortgage-Backed Securities - Non-Agency	—	163,951,142	15,903,194	179,854,336
Commercial Mortgage-Backed Securities - Agency	—	365,863,427	—	365,863,427
Commercial Mortgage-Backed Securities - Non-Agency	—	85,825,969	9,538,207	95,364,176
Asset-Backed Securities - Non-Agency	—	119,769,739	27,929,794	147,699,533
Inflation-Indexed Bonds	—	13,449,267	—	13,449,267
U.S. Treasury Obligations	481,825,995	205,645,699	—	687,471,694
U.S. Government & Agency Obligations	—	225,847,100	—	225,847,100
Foreign Government Obligations	—	47,555,190	—	47,555,190
Municipal Bonds	—	5,485,915	—	5,485,915
Total Bonds	481,825,995	2,485,694,693	54,200,846	3,021,721,534
Mutual Funds
Money Market Funds	71,116,196	—	—	71,116,196
Total Mutual Funds	71,116,196	—	—	71,116,196
Total	552,942,191	2,485,694,693	54,200,846	3,092,837,730

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Agency ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2013	798,585	8,951,368	19,691,625	12,923,976	31,046,351	73,411,905
Accrued discounts/premiums	(786)	—	2,014	(58,165)	841	(56,096)
Realized gain (loss)	—	—	2,007	2,846	—	4,853
Change in unrealized appreciation (depreciation)(a)	31,852	—	33,210	(16,323)	74,217	122,956
Sales	—	—	(1,108,209)	(747,237)	(885,527)	(2,740,973)
Purchases	—	—	—	522,003	—	522,003
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(8,951,368)	(2,717,453)	(3,088,893)	(2,306,088)	(17,063,802)
Balance as of March 31, 2014	829,651	—	15,903,194	9,538,207	27,929,794	54,200,846

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2014 was $122,960, which is comprised of Corporate Bonds & Notes of $31,852, Residential Mortgage-Backed Securities - Non-Agency of $33,210, Commercial Mortgage-Backed Securities - Non-Agency of $(16,323) and Asset-Backed Securities - Non-Agency of $74,221.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 16.5%
Auto Components 0.6%
Delphi Automotive PLC	85,057	$5,771,968
Hotels, Restaurants & Leisure 2.5%
Norwegian Cruise Line Holdings Ltd. (a)	143,012	4,614,997
Starwood Hotels & Resorts Worldwide, Inc.	171,693	13,666,763
Tim Hortons, Inc.	89,851	4,969,659
Total		23,251,419
Internet & Catalog Retail 0.5%
Coupons.com, Inc. (a)	9,789	241,299
TripAdvisor, Inc. (a)	49,678	4,500,330
Total		4,741,629
Multiline Retail 1.8%
Dollar Tree, Inc. (a)	309,152	16,131,551
Specialty Retail 8.7%
Dick’s Sporting Goods, Inc.	164,094	8,961,173
GNC Holdings, Inc., Class A	195,532	8,607,319
L Brands, Inc.	172,078	9,768,868
O’Reilly Automotive, Inc. (a)	91,662	13,601,724
PetSmart, Inc.	94,914	6,538,626
Ross Stores, Inc.	247,549	17,712,131
Tractor Supply Co.	70,348	4,968,679
Ulta Salon Cosmetics & Fragrance, Inc. (a)	60,138	5,862,252
Urban Outfitters, Inc. (a)	122,928	4,483,184
Total		80,503,956
Textiles, Apparel & Luxury Goods 2.4%
Burberry Group PLC ADR	74,165	3,450,897
Kate Spade & Co. (a)	125,597	4,658,393
Michael Kors Holdings Ltd. (a)	29,784	2,777,954
PVH Corp.	92,047	11,484,704
Total		22,371,948
TOTAL CONSUMER DISCRETIONARY		152,772,471
CONSUMER STAPLES 5.8%
Food & Staples Retailing 1.0%
Whole Foods Market, Inc.	173,894	8,818,165
Food Products 2.5%
Hain Celestial Group, Inc. (The) (a)	155,590	14,231,817
Mead Johnson Nutrition Co.	110,757	9,208,337
Total		23,440,154

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 1.5%
Church & Dwight Co., Inc.	207,196	$14,311,028
Personal Products 0.8%
Herbalife Ltd.	123,912	7,096,440
TOTAL CONSUMER STAPLES		53,665,787
ENERGY 7.6%
Energy Equipment & Services 1.8%
Cameron International Corp. (a)	149,639	9,243,201
Core Laboratories NV	38,583	7,656,411
Total		16,899,612
Oil, Gas & Consumable Fuels 5.8%
Cheniere Energy, Inc. (a)	57,683	3,192,754
Concho Resources, Inc. (a)	114,661	14,045,972
Denbury Resources, Inc.	654,875	10,739,950
Marathon Petroleum Corp.	81,578	7,100,549
Noble Energy, Inc.	182,169	12,941,286
Southwestern Energy Co. (a)	121,281	5,580,139
Total		53,600,650
TOTAL ENERGY		70,500,262
FINANCIALS 7.5%
Banks 1.7%
First Republic Bank	284,945	15,384,180
Capital Markets 1.9%
Artisan Partners Asset Management, Inc., Class A	71,834	4,615,335
Eaton Vance Corp.	127,549	4,867,270
Waddell & Reed Financial, Inc., Class A	109,912	8,091,721
Total		17,574,326
Insurance 0.9%
WR Berkley Corp.	212,106	8,827,852
Real Estate Investment Trusts (REITs) 3.0%
Crown Castle International Corp.	205,125	15,134,123
Extra Space Storage, Inc.	63,512	3,080,967
Starwood Property Trust, Inc.	389,602	9,190,711
Total		27,405,801
TOTAL FINANCIALS		69,192,159

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 16.4%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc. (a)	27,118	$4,125,461
BioMarin Pharmaceutical, Inc. (a)	122,916	8,384,100
Incyte Corp., Ltd. (a)	121,007	6,476,295
Vertex Pharmaceuticals, Inc. (a)	108,058	7,641,862
Total		26,627,718
Health Care Providers & Services 5.5%
Catamaran Corp. (a)	279,675	12,518,253
Envision Healthcare Holdings, Inc. (a)	123,249	4,169,514
Henry Schein, Inc. (a)	158,963	18,975,413
Universal Health Services, Inc., Class B	191,991	15,756,701
Total		51,419,881
Health Care Technology 1.5%
Allscripts Healthcare Solutions, Inc. (a)	473,663	8,540,144
Castlight Health, Inc. (a)	11,105	235,648
Cerner Corp. (a)	96,070	5,403,938
Total		14,179,730
Life Sciences Tools & Services 2.4%
Agilent Technologies, Inc.	184,408	10,312,095
Illumina, Inc. (a)	45,351	6,741,880
Waters Corp. (a)	47,474	5,146,656
Total		22,200,631
Pharmaceuticals 4.1%
Actavis PLC (a)	75,111	15,461,599
Forest Laboratories, Inc. (a)	68,478	6,318,465
Jazz Pharmaceuticals PLC (a)	31,031	4,303,379
Perrigo Co. PLC	77,804	12,033,167
Total		38,116,610
TOTAL HEALTH CARE		152,544,570
INDUSTRIALS 15.5%
Airlines 0.9%
United Continental Holdings, Inc. (a)	192,322	8,583,331
Commercial Services & Supplies 1.8%
Iron Mountain, Inc.	175,169	4,829,410
Stericycle, Inc. (a)	106,368	12,085,532
Total		16,914,942

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering 0.8%
Fluor Corp.	95,717	$7,440,082
Electrical Equipment 3.4%
AMETEK, Inc.	333,080	17,150,289
Roper Industries, Inc.	108,593	14,498,252
Total		31,648,541
Machinery 4.3%
Flowserve Corp.	164,555	12,891,239
IDEX Corp.	190,081	13,855,004
Pall Corp.	108,997	9,751,961
WABCO Holdings, Inc. (a)	30,950	3,267,082
Total		39,765,286
Professional Services 2.7%
IHS, Inc., Class A (a)	119,736	14,547,924
Towers Watson & Co.	90,449	10,315,708
Total		24,863,632
Road & Rail 0.6%
Old Dominion Freight Line, Inc. (a)	96,459	5,473,084
Trading Companies & Distributors 1.0%
WESCO International, Inc. (a)	108,931	9,065,238
TOTAL INDUSTRIALS		143,754,136
INFORMATION TECHNOLOGY 20.3%
Communications Equipment 1.0%
F5 Networks, Inc. (a)	83,951	8,951,695
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A	158,724	14,547,055
Internet Software & Services 1.9%
Rackspace Hosting, Inc. (a)	228,988	7,515,386
VeriSign, Inc. (a)	181,512	9,785,312
Total		17,300,698
IT Services 2.1%
Gartner, Inc. (a)	69,490	4,825,385
Vantiv, Inc., Class A (a)	501,744	15,162,704
Total		19,988,089

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc.	90,495	$4,808,904
Xilinx, Inc.	293,248	15,914,569
Total		20,723,473
Software 10.7%
Activision Blizzard, Inc.	665,212	13,596,934
Adobe Systems, Inc. (a)	273,949	18,009,407
Check Point Software Technologies Ltd. (a)	179,089	12,111,789
Electronic Arts, Inc. (a)	561,816	16,298,282
Intuit, Inc.	136,333	10,597,164
Red Hat, Inc. (a)	248,287	13,154,245
ServiceNow, Inc. (a)	114,274	6,847,298
Splunk, Inc. (a)	89,226	6,378,767
Ultimate Software Group, Inc. (The) (a)	19,675	2,695,475
Total		99,689,361
Technology Hardware, Storage & Peripherals 0.8%
SanDisk Corp.	89,587	7,273,569
TOTAL INFORMATION TECHNOLOGY		188,473,940
MATERIALS 6.3%
Chemicals 5.2%
Airgas, Inc.	95,277	10,147,953
Albemarle Corp.	99,053	6,579,100
Eastman Chemical Co.	71,399	6,155,308
Ecolab, Inc.	90,927	9,819,207
FMC Corp.	205,430	15,727,721
Total		48,429,289

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 1.1%
Reliance Steel & Aluminum Co.	149,160	$10,539,646
TOTAL MATERIALS		58,968,935
TELECOMMUNICATION SERVICES 2.5%
Wireless Telecommunication Services 2.5%
SBA Communications Corp., Class A (a)	257,223	23,397,004
TOTAL TELECOMMUNICATION SERVICES		23,397,004
Total Common Stocks (Cost: $666,460,428)		$913,269,264

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	11,553,336	$11,553,336
Total Money Market Funds (Cost: $11,553,336)		$11,553,336
Total Investments
(Cost: $678,013,764)		$924,822,600(d)
Other Assets & Liabilities, Net		3,290,633
Net Assets		$928,113,233

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	750,493	72,324,498	(61,521,655)	11,553,336	1,979	11,553,336

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	152,772,471	—	—	152,772,471
Consumer Staples	53,665,787	—	—	53,665,787
Energy	70,500,262	—	—	70,500,262
Financials	69,192,159	—	—	69,192,159
Health Care	152,544,570	—	—	152,544,570
Industrials	143,754,136	—	—	143,754,136
Information Technology	188,473,940	—	—	188,473,940
Materials	58,968,935	—	—	58,968,935
Telecommunication Services	23,397,004	—	—	23,397,004
Total Equity Securities	913,269,264	—	—	913,269,264
Mutual Funds
Money Market Funds	11,553,336	—	—	11,553,336
Total Mutual Funds	11,553,336	—	—	11,553,336
Total	924,822,600	—	—	924,822,600

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Loomis Sayles Growth Fund (formerly Variable Portfolio – American Century Growth Fund)

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 10.8%
Hotels, Restaurants & Leisure 2.4%
Yum! Brands, Inc.	360,150	$27,151,709
Internet & Catalog Retail 4.8%
Amazon.com, Inc. (a)	163,091	54,883,383
Specialty Retail 3.6%
Lowe’s Companies, Inc.	840,837	41,116,929
TOTAL CONSUMER DISCRETIONARY		123,152,021
CONSUMER STAPLES 16.0%
Beverages 8.7%
Coca-Cola Co. (The)	1,003,520	38,796,083
Diageo PLC, ADR	30,288	3,773,582
Monster Beverage Corp. (a)	473,548	32,887,909
SABMiller PLC, ADR	463,075	23,338,980
Total		98,796,554
Food Products 3.8%
Danone SA, ADR	3,055,487	43,357,360
Household Products 3.5%
Procter & Gamble Co. (The)	494,506	39,857,184
TOTAL CONSUMER STAPLES		182,011,098
ENERGY 3.3%
Energy Equipment & Services 3.3%
Schlumberger Ltd.	385,451	37,581,472
TOTAL ENERGY		37,581,472
FINANCIALS 6.3%
Capital Markets 3.8%
Greenhill & Co., Inc.	212,492	11,045,334
SEI Investments Co.	943,921	31,725,185
Total		42,770,519
Consumer Finance 2.5%
American Express Co.	322,236	29,010,907
TOTAL FINANCIALS		71,781,426

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 15.3%
Biotechnology 2.5%
Amgen, Inc.	230,942	$28,484,386
Health Care Equipment & Supplies 5.5%
Varian Medical Systems, Inc. (a)	400,876	33,669,576
Zimmer Holdings, Inc.	298,988	28,278,285
Total		61,947,861
Pharmaceuticals 7.3%
Merck & Co., Inc.	348,285	19,772,139
Novartis AG, ADR	431,993	36,728,045
Novo Nordisk A/S, ADR	583,321	26,628,604
Total		83,128,788
TOTAL HEALTH CARE		173,561,035
INDUSTRIALS 6.3%
Air Freight & Logistics 6.3%
Expeditors International of Washington, Inc.	885,724	35,101,242
United Parcel Service, Inc., Class B	378,087	36,818,112
Total		71,919,354
TOTAL INDUSTRIALS		71,919,354
INFORMATION TECHNOLOGY 41.3%
Communications Equipment 9.3%
Cisco Systems, Inc.	2,537,685	56,869,521
QUALCOMM, Inc.	617,780	48,718,131
Total		105,587,652
Internet Software & Services 10.3%
Facebook, Inc., Class A (a)	879,442	52,977,586
Google, Inc., Class A (a)	57,413	63,987,363
Total		116,964,949
IT Services 6.2%
Automatic Data Processing, Inc.	207,921	16,063,976
Visa, Inc., Class A	254,364	54,907,013
Total		70,970,989
Semiconductors & Semiconductor Equipment 3.6%
Altera Corp.	83,214	3,015,675
Analog Devices, Inc.	99,515	5,288,227
ARM Holdings PLC, ADR	648,732	33,065,870
Total		41,369,772
Software 11.9%
Autodesk, Inc. (a)	646,562	31,797,919
Factset Research Systems, Inc.	205,589	22,164,550

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Microsoft Corp.	674,126	$27,632,425
Oracle Corp.	1,317,677	53,906,166
Total		135,501,060
TOTAL INFORMATION TECHNOLOGY		470,394,422
Total Common Stocks (Cost: $1,079,873,730)		$1,130,400,828

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	16,911,012	$16,911,012
Total Money Market Funds (Cost: $16,911,012)		$16,911,012
Total Investments
(Cost: $1,096,784,742)		$1,147,311,840(d)
Other Assets & Liabilities, Net		(9,053,662)
Net Assets		$1,138,258,178

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,498,234	58,349,796	(57,937,018)	16,911,012	2,227	16,911,012

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	123,152,021	—	—	123,152,021
Consumer Staples	182,011,098	—	—	182,011,098
Energy	37,581,472	—	—	37,581,472
Financials	71,781,426	—	—	71,781,426
Health Care	173,561,035	—	—	173,561,035
Industrials	71,919,354	—	—	71,919,354
Information Technology	470,394,422	—	—	470,394,422
Total Equity Securities	1,130,400,828	—	—	1,130,400,828
Mutual Funds
Money Market Funds	16,911,012	—	—	16,911,012
Total Mutual Funds	16,911,012	—	—	16,911,012
Total	1,147,311,840	—	—	1,147,311,840

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – MFS Value Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 11.1%
Auto Components 1.7%
Delphi Automotive PLC	221,730	$15,046,598
Johnson Controls, Inc.	473,645	22,412,881
Total		37,459,479
Automobiles 0.2%
General Motors Co.	126,970	4,370,307
Hotels, Restaurants & Leisure 1.1%
McDonald’s Corp.	242,041	23,727,279
Leisure Products 0.7%
Hasbro, Inc.	191,691	10,661,854
Mattel, Inc.	116,920	4,689,661
Total		15,351,515
Media 4.6%
Comcast Corp.	443,840	21,641,638
Omnicom Group, Inc.	362,055	26,285,193
Time Warner, Inc.	101,250	6,614,663
Viacom, Inc., Class B	211,570	17,981,334
Walt Disney Co. (The)	382,138	30,597,790
Total		103,120,618
Multiline Retail 1.6%
Kohl’s Corp.	98,820	5,612,976
Target Corp.	518,800	31,392,588
Total		37,005,564
Specialty Retail 1.2%
Advance Auto Parts, Inc.	102,052	12,909,578
Bed Bath & Beyond, Inc. (a)	84,450	5,810,160
Staples, Inc.	733,735	8,320,555
Total		27,040,293
TOTAL CONSUMER DISCRETIONARY		248,075,055
CONSUMER STAPLES 14.4%
Beverages 2.3%
Coca-Cola Enterprises, Inc.	161,740	7,724,702
Diageo PLC	1,044,499	32,406,275
Dr. Pepper Snapple Group, Inc.	204,480	11,135,981
Total		51,266,958
Food & Staples Retailing 1.8%
CVS Caremark Corp.	540,388	40,453,446
Food Products 4.3%
Danone SA	246,145	17,406,082

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
General Mills, Inc.	656,590	$34,024,494
Kellogg Co.	102,679	6,439,000
Nestlé SA, Registered Shares	528,785	39,806,167
Total		97,675,743
Household Products 0.5%
Procter & Gamble Co. (The)	144,171	11,620,183
Tobacco 5.5%
Altria Group, Inc.	258,844	9,688,531
Imperial Tobacco Group PLC	110,173	4,450,444
Lorillard, Inc.	520,200	28,132,416
Philip Morris International, Inc.	977,561	80,032,919
Total		122,304,310
TOTAL CONSUMER STAPLES		323,320,640
ENERGY 6.0%
Oil, Gas & Consumable Fuels 6.0%
Apache Corp.	119,245	9,891,373
Chevron Corp.	282,981	33,649,270
EOG Resources, Inc.	44,706	8,769,976
Exxon Mobil Corp.	520,885	50,880,047
Occidental Petroleum Corp.	319,155	30,412,280
Total		133,602,946
TOTAL ENERGY		133,602,946
FINANCIALS 24.1%
Banks 9.0%
JPMorgan Chase & Co.	1,528,853	92,816,666
PNC Financial Services Group, Inc. (The)	189,583	16,493,721
U.S. Bancorp	486,810	20,864,676
Wells Fargo & Co.	1,448,742	72,060,427
Total		202,235,490
Capital Markets 6.5%
Bank of New York Mellon Corp. (The)	932,396	32,904,255
BlackRock, Inc.	65,713	20,665,424
Franklin Resources, Inc.	543,023	29,420,986
Goldman Sachs Group, Inc. (The)	261,606	42,864,143
State Street Corp.	291,106	20,246,423
Total		146,101,231
Diversified Financial Services 1.2%
McGraw Hill Financial, Inc.	117,670	8,978,221
Moody’s Corp.	81,770	6,485,996

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
NASDAQ OMX Group, Inc. (The)	283,723	$10,480,728
Total		25,944,945
Insurance 7.4%
ACE Ltd.	235,047	23,283,756
Aon PLC	241,675	20,368,369
Chubb Corp. (The)	178,999	15,984,610
MetLife, Inc.	822,050	43,404,240
Prudential Financial, Inc.	300,206	25,412,438
Travelers Companies, Inc. (The)	422,658	35,968,196
Total		164,421,609
TOTAL FINANCIALS		538,703,275
HEALTH CARE 14.3%
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	648,508	24,974,043
Covidien PLC	183,590	13,523,239
Medtronic, Inc.	429,575	26,436,046
St. Jude Medical, Inc.	250,408	16,374,179
Total		81,307,507
Health Care Providers & Services 1.4%
Express Scripts Holding Co. (a)	299,170	22,464,675
Quest Diagnostics, Inc.	142,730	8,266,922
Total		30,731,597
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	179,092	21,534,022
Pharmaceuticals 8.3%
Johnson & Johnson	798,549	78,441,468
Merck & Co., Inc.	407,633	23,141,325
Novartis AG, Registered Shares	81,800	6,939,653
Pfizer, Inc.	2,181,923	70,083,367
Roche Holding AG, Genusschein Shares	23,466	7,034,093
Zoetis, Inc.	19,220	556,227
Total		186,196,133
TOTAL HEALTH CARE		319,769,259
INDUSTRIALS 15.8%
Aerospace & Defense 7.0%
Honeywell International, Inc.	448,995	41,648,776
Lockheed Martin Corp.	308,351	50,335,217
Northrop Grumman Corp.	150,920	18,620,510

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
United Technologies Corp.	390,766	$45,657,100
Total		156,261,603
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	350,450	34,126,821
Commercial Services & Supplies 1.1%
Tyco International Ltd.	590,540	25,038,896
Electrical Equipment 0.9%
Eaton Corp. PLC	263,708	19,809,745
Industrial Conglomerates 3.2%
3M Co.	324,666	44,044,190
Danaher Corp.	359,571	26,967,825
Total		71,012,015
Machinery 1.5%
Illinois Tool Works, Inc.	114,970	9,350,510
Pentair Ltd.	113,891	9,036,112
Stanley Black & Decker, Inc.	197,583	16,051,643
Total		34,438,265
Road & Rail 0.6%
Canadian National Railway Co.	243,602	13,695,304
TOTAL INDUSTRIALS		354,382,649
INFORMATION TECHNOLOGY 7.1%
IT Services 5.0%
Accenture PLC, Class A	562,504	44,842,819
Fidelity National Information Services, Inc.	116,170	6,209,286
Fiserv, Inc. (a)	210,740	11,946,851
International Business Machines Corp.	223,249	42,973,200
Western Union Co. (The)	361,434	5,913,060
Total		111,885,216
Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	530,915	13,702,916
Software 1.5%
Oracle Corp.	797,457	32,623,966
TOTAL INFORMATION TECHNOLOGY		158,212,098

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.8%
Chemicals 1.4%
PPG Industries, Inc.	153,827	$29,759,372
Valspar Corp. (The)	28,310	2,041,717
Total		31,801,089
Containers & Packaging 0.4%
Crown Holdings, Inc. (a)	184,990	8,276,452
TOTAL MATERIALS		40,077,541
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	555,085	19,466,831
Verizon Communications, Inc.	851,036	40,504,217
Total		59,971,048
Wireless Telecommunication Services 0.6%
Vodafone Group PLC	3,887,818	14,278,913
TOTAL TELECOMMUNICATION SERVICES		74,249,961
UTILITIES 0.8%
Electric Utilities 0.6%
Duke Energy Corp.	104,060	7,411,153
PPL Corp.	184,450	6,112,673
Total		13,523,826
Multi-Utilities 0.2%
Public Service Enterprise Group, Inc.	104,518	3,986,317
TOTAL UTILITIES		17,510,143
Total Common Stocks (Cost: $1,539,176,237)		$2,207,903,567

Issuer	Shares	Value

Convertible Preferred Stocks 0.1%
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	36,590	$2,435,796
TOTAL INDUSTRIALS		2,435,796
Total Convertible Preferred Stocks (Cost: $1,839,799)		$2,435,796

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	27,840,800	$27,840,800
Total Money Market Funds (Cost: $27,840,800)		$27,840,800
Total Investments
(Cost: $1,568,856,836)		$2,238,180,163(d)
Other Assets & Liabilities, Net		80,230
Net Assets		$2,238,260,393

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	42,875,617	48,716,274	(63,751,091)	27,840,800	7,032	27,840,800

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	248,075,055	—	—	248,075,055
Consumer Staples	229,251,672	94,068,968	—	323,320,640
Energy	133,602,946	—	—	133,602,946
Financials	538,703,275	—	—	538,703,275
Health Care	305,795,513	13,973,746	—	319,769,259
Industrials	354,382,649	—	—	354,382,649
Information Technology	158,212,098	—	—	158,212,098
Materials	40,077,541	—	—	40,077,541
Telecommunication Services	51,113,725	23,136,236	—	74,249,961
Utilities	17,510,143	—	—	17,510,143
Convertible Preferred Stocks
Industrials	2,435,796	—	—	2,435,796
Total Equity Securities	2,079,160,413	131,178,950	—	2,210,339,363
Mutual Funds
Money Market Funds	27,840,800	—	—	27,840,800
Total Mutual Funds	27,840,800	—	—	27,840,800
Total	2,107,001,213	131,178,950	—	2,238,180,163

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderate Portfolio

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 48.6%
Global Real Estate 0.6%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	11,502,133	$138,830,741
International 12.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	17,443,629	276,655,959
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	19,796,399	278,931,262
Variable Portfolio – DFA International Value Fund, Class 1 (a)	38,093,632	443,028,939
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	54,412,173	742,726,156
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	9,624,274	133,392,433
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	38,569,308	494,072,841
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	37,986,446	402,656,332
Total		2,771,463,922
U.S. Large Cap 27.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	53,560,948	775,026,926
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	42,552,889	788,930,559
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	40,432,165	422,516,121
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	10,531,719	331,959,780
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	15,061,582	251,377,804
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	33,539,181	579,557,046
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	25,087,936	424,738,750
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	50,111,817	862,424,380
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	44,116,489	771,156,228
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	29,731,851	519,118,116
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	40,031,159	559,235,291
Total		6,286,041,001

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap 4.5%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	4,483,418	$81,777,540
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	11,573,795	198,374,839
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	19,280,753	337,220,379
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	24,163,694	416,098,810
Total		1,033,471,568
U.S. Small Cap 4.3%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	9,022,718	164,213,476
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	10,590,245	190,094,892
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	28,220,564	639,760,195
Total		994,068,563
Total Equity Funds (Cost: $7,561,199,471)		$11,223,875,795

Fixed-Income Funds 49.2%
Emerging Markets 0.7%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	16,240,317	153,795,800
Floating Rate 1.4%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	32,858,235	329,568,098
Global Bond 0.8%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	16,939,784	185,490,635
High Yield 1.6%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	40,327,698	361,739,450
Inflation Protected Securities 3.6%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	93,866,998	840,109,630
Investment Grade 38.7%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)(b)	109,254,828	1,069,604,765
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	80,929,575	827,909,553
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	133,703,573	1,410,572,692

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	70,578,498	$732,604,815
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	145,222,856	1,568,406,848
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	142,379,947	1,536,279,629
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	65,818,518	670,032,512
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	109,120,707	1,108,666,384
Total		8,924,077,198
Multisector 2.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	61,684,963	557,015,213
Total Fixed-Income Funds (Cost: $11,294,682,298)		$11,351,796,024

Alternative Investment Funds 2.2%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	6,621,741	64,098,459
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	17,915,992	171,097,720
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	19,225,686	195,525,226
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	9,060,468	81,544,216
Total Alternative Investment Funds (Cost: $522,366,264)		$512,265,621

	Shares	Value

Money Market Funds —%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	17,039	$17,039
Total Money Market Funds (Cost: $17,039)		$17,039
Total Investments
(Cost: $19,378,265,072)		$23,087,954,479(d)
Other Assets & Liabilities, Net		(321,959)
Net Assets		$23,087,632,520

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,338	—	(1,338)	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund, Class 1	17,040	—	(1)	—	17,039	—	17,039
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	64,000,000	—	—	—	64,000,000	—	64,098,459
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	472,584,674	144,000,000	—	—	616,584,674	—	775,026,926
Columbia Variable Portfolio – Core Bond Fund, Class 1	1,090,630,576	—	(24,311,925)	(562,086)	1,065,756,565	—	1,069,604,765
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	878,551,295	13,000,000	(23,751,320)	(2,484,130)	865,315,845	—	827,909,553

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	531,401,697	—	(93,519,939)	34,975,026	472,856,784	—	788,930,559
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	176,020,690	3,384,735	(19,206,503)	(945,598)	159,253,324	3,384,735	153,795,800
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	249,665,231	—	—	—	249,665,231	—	276,655,959
Columbia Variable Portfolio – Global Bond Fund, Class 1	264,942,988	—	(60,809,756)	(5,345,974)	198,787,258	—	185,490,635
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	409,720,089	—	(13,206,503)	(3,058,545)	393,455,041	—	361,739,450
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	361,527,876	—	(24,311,926)	4,846,076	342,062,026	—	422,516,121
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	152,831,902	144,000,000	—	—	296,831,902	—	331,959,780
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	1,381,879,104	7,000,000	(30,093,973)	1,484,268	1,360,269,399	—	1,410,572,692
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	58,711,591	12,000,000	(13,206,503)	3,775,912	61,281,000	—	81,777,540
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	124,235,346	—	(18,099,572)	7,971,976	114,107,750	—	198,374,839
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	171,297,218	6,000,000	—	—	177,297,218	—	171,097,720
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	150,152,972	6,000,000	(1,970,782)	661,102	154,843,292	—	251,377,804
Columbia Variable Portfolio – Strategic Income Fund, Class 1	507,082,780	10,000,000	—	—	517,082,780	—	557,015,213
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	744,310,989	14,000,000	(26,413,008)	(26,356)	731,871,625	—	732,604,815
Variable Portfolio – American Century Diversified Bond Fund, Class 1	1,567,918,997	—	(46,222,763)	2,448,187	1,524,144,421	—	1,568,406,848
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	196,129,631	—	—	—	196,129,631	—	195,525,226
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	945,219,134	—	(51,619,511)	(4,377,345)	889,222,278	—	840,109,630
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	211,528,843	3,885,919	(13,206,504)	3,708,539	205,916,797	3,885,919	278,931,262
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	103,392,739	—	(24,572,525)	11,559,791	90,380,005	—	164,213,476
Variable Portfolio – DFA International Value Fund, Class 1	355,121,667	2,697,314	(6,603,252)	1,436,775	352,652,504	2,697,314	443,028,939
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	332,701,399	—	(13,206,504)	720,027	320,214,922	—	329,568,098
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	101,317,222	—	(15,206,504)	(1,171,303)	84,939,415	—	81,544,216
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	398,062,918	—	(92,500,661)	35,888,476	341,450,733	—	579,557,046
Variable Portfolio – Invesco International Growth Fund, Class 1	562,036,042	2,702,704	(18,727,952)	5,498,306	551,509,100	2,702,704	742,726,156
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	1,526,374,798	—	(46,339,382)	2,997,346	1,483,032,762	—	1,536,279,629
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	212,334,927	—	(34,413,008)	15,257,321	193,179,240	—	337,220,379
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	242,486,656	—	(5,912,347)	2,538,849	239,113,158	—	424,738,750
Variable Portfolio – MFS Value Fund, Class 1	530,690,715	—	(85,206,504)	35,816,098	481,300,309	—	862,424,380
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	112,427,043	516,708	(13,206,504)	3,929,605	103,666,852	516,709	133,392,433

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	126,487,976	—	(8,443,734)	1,888,387	119,932,629	—	138,830,741
Variable Portfolio – NFJ Dividend Value Fund, Class 1	482,633,174	—	(91,679,456)	38,693,739	429,647,457	—	771,156,228
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	314,299,021	14,000,000	(1,970,782)	919,400	327,247,639	—	519,118,116
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	108,490,604	—	(3,811,265)	1,895,376	106,574,715	—	190,094,892
Variable Portfolio – Partners Small Cap Value Fund, Class 1	377,043,371	—	(13,076,204)	5,508,255	369,475,422	—	639,760,195
Variable Portfolio – Pyramis® International Equity Fund, Class 1	379,756,813	3,782,630	(8,443,734)	2,231,198	377,326,907	3,782,630	494,072,841
Variable Portfolio – Pyrford International Equity Fund, Class 1	384,491,113	2,875,094	(13,206,504)	340,034	374,499,737	2,875,094	402,656,332
Variable Portfolio – Sit Dividend Growth Fund, Class 1	366,549,128	—	(1,970,783)	712,078	365,290,423	—	559,235,291
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	695,516,259	—	(19,051,076)	123,076	676,588,259	—	670,032,512
Variable Portfolio – Victory Established Value Fund, Class 1	239,082,027	—	(26,413,007)	11,134,165	223,803,185	—	416,098,810
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	1,135,780,612	—	(26,413,007)	320,214	1,109,687,819	—	1,108,666,384
Total	19,797,438,225	389,845,104	(1,030,326,522)	221,308,265	19,378,265,072	19,845,105	23,087,954,479

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	11,223,875,795	—	—	11,223,875,795
Fixed-Income Funds	11,351,796,024	—	—	11,351,796,024
Alternative Investment Funds	512,265,621	—	—	512,265,621
Money Market Funds	17,039	—	—	17,039
Total Mutual Funds	23,087,954,479	—	—	23,087,954,479

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderately Aggressive Portfolio

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 64.4%
Global Real Estate 0.8%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	8,485,702	$102,422,424
International 16.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	12,518,095	198,536,992
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	9,788,878	137,925,290
Variable Portfolio – DFA International Value Fund, Class 1 (a)	36,825,761	428,283,605
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	43,838,635	598,397,374
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	3,942,494	54,642,962
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	34,775,405	445,472,938
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	15,554,855	164,881,459
Total		2,028,140,620
U.S. Large Cap 36.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	39,640,058	573,591,640
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	30,369,814	563,056,343
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	28,202,725	294,718,475
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	8,124,571	256,086,483
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	12,017,887	200,578,529
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	23,440,619	405,053,897
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	20,488,310	346,867,083
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	36,576,182	629,476,091
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	31,054,734	542,836,743
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	23,517,620	410,617,653
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	29,065,137	406,039,970
Total		4,628,922,907

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap 4.6%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	2,870,506	$52,358,031
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	6,978,257	119,607,318
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	11,980,890	209,545,771
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	11,990,178	206,470,868
Total		587,981,988
U.S. Small Cap 6.5%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	10,043,691	182,795,178
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	10,427,601	187,175,437
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	20,167,115	457,188,487
Total		827,159,102
Total Equity Funds (Cost: $5,551,726,316)		$8,174,627,041

Fixed-Income Funds 33.3%
Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	7,604,741	72,016,896
Floating Rate 1.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	16,791,691	168,420,660
Global Bond 0.7%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	8,628,335	94,480,272
High Yield 1.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	18,636,303	167,167,637
Inflation Protected Securities 2.4%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	34,422,249	308,079,131
Investment Grade 25.1%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)(b)	11,995,119	117,432,219
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	42,866,671	438,526,048
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	53,014,276	559,300,611

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	31,807,828	$330,165,252
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	45,766,926	494,282,804
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	45,709,700	493,207,665
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	21,611,876	220,008,892
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	52,116,097	529,499,542
Total		3,182,423,033
Multisector 1.9%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	27,059,779	244,349,803
Total Fixed-Income Funds (Cost: $4,253,377,419)		$4,236,937,432

Alternative Investment Funds 2.3%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	3,733,156	36,136,946
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	6,728,033	64,252,713
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	14,009,657	142,478,212
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	4,978,885	44,809,967
Total Alternative Investment Funds (Cost: $292,195,060)		$287,677,838

	Shares	Value

Money Market Funds —%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	997	$997
Total Money Market Funds (Cost: $997)		$997
Total Investments
(Cost: $10,097,299,792)		$12,699,243,308(d)
Other Assets & Liabilities, Net		(197,949)
Net Assets		$12,699,045,359

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	768	—	(768)	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund, Class 1	998	—	(1)	—	997	—	997
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	36,000,000	—	—	—	36,000,000	—	36,136,946
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	372,528,395	84,000,001	—	—	456,528,396	—	573,591,640
Columbia Variable Portfolio – Core Bond Fund, Class 1	140,404,793	—	(22,423,682)	(379,164)	117,601,947	—	117,432,219
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	478,227,086	6,000,000	(26,643,530)	(2,749,738)	454,833,818	—	438,526,048
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	389,600,946	—	(78,982,095)	29,960,837	340,579,688	—	563,056,343

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	83,603,466	1,585,383	(9,361,331)	(467,730)	75,359,788	1,585,383	72,016,896
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	181,414,469	—	—	—	181,414,469	—	198,536,992
Columbia Variable Portfolio – Global Bond Fund, Class 1	110,922,406	19,000,000	(28,083,993)	(2,313,126)	99,525,287	—	94,480,272
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	191,646,238	—	(9,361,331)	(2,164,288)	180,120,619	—	167,167,637
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	275,826,341	—	(43,513,270)	8,633,131	240,946,202	—	294,718,475
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	142,613,106	84,000,000	—	—	226,613,106	—	256,086,483
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	574,528,344	—	(35,184,771)	1,815,076	541,158,649	—	559,300,611
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	54,550,078	—	(21,722,663)	6,188,014	39,015,429	—	52,358,031
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	91,109,626	—	(43,541,630)	20,703,133	68,271,129	—	119,607,318
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	66,863,365	—	—	—	66,863,365	—	64,252,713
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	129,338,946	—	(7,830,156)	2,552,898	124,061,688	—	200,578,529
Columbia Variable Portfolio – Strategic Income Fund, Class 1	240,114,796	—	(10,000,001)	868,844	230,983,639	—	244,349,803
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	350,563,094	8,000,000	(28,083,993)	(24,922)	330,454,179	—	330,165,252
Variable Portfolio – American Century Diversified Bond Fund, Class 1	528,173,170	7,000,000	(46,806,656)	2,266,181	490,632,695	—	494,282,804
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	142,748,636	—	—	—	142,748,636	—	142,478,212
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	375,661,621	—	(46,806,656)	(4,008,869)	324,846,096	—	308,079,131
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	122,258,672	1,933,888	(28,083,994)	7,998,835	104,107,401	1,933,889	137,925,290
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	129,968,125	—	(51,806,656)	23,296,274	101,457,743	—	182,795,178
Variable Portfolio – DFA International Value Fund, Class 1	366,017,088	2,610,300	(23,722,662)	4,563,757	349,468,483	2,610,300	428,283,605
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	172,832,542	—	(9,361,332)	509,632	163,980,842	—	168,420,660
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	76,927,048	—	(28,083,994)	(2,259,995)	46,583,059	—	44,809,967
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	289,902,476	—	(80,316,188)	32,953,483	242,539,771	—	405,053,897
Variable Portfolio – Invesco International Growth Fund, Class 1	460,652,915	2,178,953	(24,659,188)	6,532,068	444,704,748	2,178,953	598,397,374
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	518,985,844	7,000,000	(34,972,030)	2,024,965	493,038,779	—	493,207,665
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	149,520,780	—	(51,806,657)	23,139,787	120,853,910	—	209,545,771
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	203,102,654	—	(8,490,467)	3,626,965	198,239,152	—	346,867,083
Variable Portfolio – MFS Value Fund, Class 1	394,395,138	—	(70,083,994)	30,388,988	354,700,132	—	629,476,091

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	66,411,429	215,394	(28,083,994)	8,201,872	46,744,701	215,394	54,642,962
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	99,386,008	—	(13,361,331)	2,443,769	88,468,446	—	102,422,424
Variable Portfolio – NFJ Dividend Value Fund, Class 1	351,661,907	—	(78,982,095)	34,342,037	307,021,849	—	542,836,743
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	262,816,769	—	(3,830,156)	1,782,149	260,768,762	—	410,617,653
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	116,386,108	—	(19,722,662)	9,793,641	106,457,087	—	187,175,437
Variable Portfolio – Partners Small Cap Value Fund, Class 1	283,750,217	—	(30,450,919)	12,830,759	266,130,057	—	457,188,487
Variable Portfolio – Pyramis® International Equity Fund, Class 1	351,938,296	3,411,096	(11,728,257)	3,078,993	346,700,128	3,411,097	445,472,938
Variable Portfolio – Pyrford International Equity Fund, Class 1	173,624,697	4,184,209	(25,253,838)	700,389	153,255,457	1,184,208	164,881,459
Variable Portfolio – Sit Dividend Growth Fund, Class 1	271,463,666	—	(2,830,157)	1,032,705	269,666,214	—	406,039,970
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	235,877,104	—	(13,988,812)	94,893	221,983,185	—	220,008,892
Variable Portfolio – Victory Established Value Fund, Class 1	133,541,883	—	(37,445,324)	16,915,609	113,012,168	—	206,470,868
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	547,354,646	—	(18,722,663)	225,913	528,857,896	—	529,499,542
Total	10,735,216,700	231,119,224	(1,154,133,897)	285,097,765	10,097,299,792	13,119,224	12,699,243,308

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	8,174,627,041	—	—	8,174,627,041
Fixed-Income Funds	4,236,937,432	—	—	4,236,937,432
Alternative Investment Funds	287,677,838	—	—	287,677,838
Money Market Funds	997	—	—	997
Total Mutual Funds	12,699,243,308	—	—	12,699,243,308

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderately Conservative Portfolio

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 34.6%
Global Real Estate 0.3%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	1,225,810	$14,795,524
International 8.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	2,033,801	32,256,081
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	2,339,009	32,956,634
Variable Portfolio – DFA International Value Fund, Class 1 (a)	4,352,649	50,621,307
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	8,490,233	115,891,686
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	1,697,819	23,531,771
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	7,406,428	94,876,346
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	7,279,729	77,165,124
Total		427,298,949
U.S. Large Cap 20.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	8,881,030	128,508,507
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	7,985,348	148,048,347
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	7,054,518	73,719,710
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	1,812,032	57,115,247
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	2,290,142	38,222,477
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	5,855,159	101,177,157
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	4,815,687	81,529,578
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	8,354,137	143,774,695
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	6,199,956	108,375,232
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	4,296,380	75,014,798
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	7,882,775	110,122,366
Total		1,065,608,114
U.S. Mid Cap 2.6%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	271,476	4,951,721

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	1,128,441	$19,341,489
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	3,171,597	55,471,231
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	3,254,772	56,047,175
Total		135,811,616
U.S. Small Cap 3.1%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	1,489,383	27,106,762
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	2,153,862	38,661,831
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	4,191,751	95,026,998
Total		160,795,591
Total Equity Funds (Cost: $1,311,503,032)		$1,804,309,794

Fixed-Income Funds 62.1%
Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	1,822,458	17,258,682
Floating Rate 1.0%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	4,848,690	48,632,359
Global Bond 0.5%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	2,402,630	26,308,800
High Yield 1.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	5,849,648	52,471,347
Inflation Protected Securities 4.5%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	26,154,665	234,084,250
Investment Grade 52.6%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)(b)	35,155,525	344,172,587
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	20,399,645	208,688,364
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	40,159,895	423,686,894
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	24,815,739	257,587,376
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	43,763,713	472,648,097

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	42,328,600	$456,725,593
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	19,877,573	202,353,689
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	36,895,426	374,857,534
Total		2,740,720,134
Multisector 2.2%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	12,868,515	116,202,686
Total Fixed-Income Funds (Cost: $3,223,435,967)		$3,235,678,258

Alternative Investment Funds 2.1%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	1,031,149	9,981,520
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	6,033,085	57,615,963
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	3,191,255	32,455,058
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	1,010,770	9,096,933
Total Alternative Investment Funds (Cost: $110,888,195)		$109,149,474

	Shares	Value

Money Market Funds 1.2%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	62,612,368	$62,612,368
Total Money Market Funds (Cost: $62,612,368)		$62,612,368
Total Investments (Cost: $4,708,439,562)		$5,211,749,894(d)
Other Assets & Liabilities, Net		(94,977)
Net Assets		$5,211,654,917

Notes to Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	376	—	(376)	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund, Class 1	94,869,775	1,983	(32,259,390)	—	62,612,368	2,009	62,612,368
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	10,000,000	—	—	—	10,000,000	—	9,981,520
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	69,654,420	32,000,000	—	—	101,654,420	—	128,508,507
Columbia Variable Portfolio – Core Bond Fund, Class 1	357,741,059	—	(16,104,849)	(292,849)	341,343,361	—	344,172,587
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	228,073,009	—	(7,533,977)	(732,794)	219,806,238	—	208,688,364
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	111,694,650	—	(23,040,131)	8,986,608	97,641,127	—	148,048,347
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	24,669,296	1,383,596	(7,953,704)	(624,770)	17,474,418	383,596	17,258,682
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	29,653,351	—	—	—	29,653,351	—	32,256,081
Columbia Variable Portfolio – Global Bond Fund, Class 1	50,343,774	—	(23,861,113)	(451,919)	26,030,742	—	26,308,800

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	59,727,810	—	(7,953,705)	(813,489)	50,960,616	—	52,471,347
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	67,588,609	—	(9,682,785)	1,919,432	59,825,256	—	73,719,710
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	19,503,303	32,000,000	—	—	51,503,303	—	57,115,247
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	425,781,113	—	(17,439,048)	902,987	409,245,052	—	423,686,894
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	13,550,153	—	(11,953,704)	2,795,479	4,391,928	—	4,951,721
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	15,396,715	10,000,000	(7,928,860)	515,829	17,983,684	—	19,341,489
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	59,601,634	—	—	—	59,601,634	—	57,615,963
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	26,398,858	—	—	—	26,398,858	—	38,222,477
Columbia Variable Portfolio – Strategic Income Fund, Class 1	113,407,651	—	—	—	113,407,651	—	116,202,686
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	286,693,631	—	(28,861,114)	17,655	257,850,172	—	257,587,376
Variable Portfolio – American Century Diversified Bond Fund, Class 1	493,166,104	—	(29,517,359)	1,371,404	465,020,149	—	472,648,097
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	32,695,770	—	—	—	32,695,770	—	32,455,058
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	276,214,097	4,000,000	(31,814,818)	(2,765,490)	245,633,789	—	234,084,250
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	28,973,975	459,545	(4,976,852)	1,430,108	25,886,776	459,545	32,956,634
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	35,424,240	—	(10,398,916)	968,937	25,994,261	—	27,106,762
Variable Portfolio – DFA International Value Fund, Class 1	42,506,616	308,719	(7,187,884)	1,650,314	37,277,765	308,719	50,621,307
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	55,841,649	—	(7,953,704)	12,502	47,900,447	—	48,632,359
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	12,231,130	1,000,000	(4,742,672)	102,333	8,590,791	—	9,096,933
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	76,490,002	—	(23,410,170)	9,772,610	62,852,442	—	101,177,157
Variable Portfolio – Invesco International Growth Fund, Class 1	92,015,952	422,420	(6,274,311)	1,827,177	87,991,238	422,420	115,891,686
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	472,391,522	—	(25,688,260)	1,438,269	448,141,531	—	456,725,593
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	47,034,471	8,000,000	(14,203,173)	5,431,007	46,262,305	—	55,471,231
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	61,334,968	—	(1,506,796)	642,273	60,470,445	—	81,529,578
Variable Portfolio – MFS Value Fund, Class 1	95,415,427	—	(19,976,852)	8,679,888	84,118,463	—	143,774,695
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	22,189,595	91,062	(3,976,853)	742,119	19,045,923	91,062	23,531,771
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	15,015,555	3,000,000	(3,976,852)	122,628	14,161,331	—	14,795,524
Variable Portfolio – NFJ Dividend Value Fund, Class 1	77,593,518	—	(25,485,343)	11,125,444	63,233,619	—	108,375,232
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	61,551,871	—	(15,506,796)	5,025,632	51,070,707	—	75,014,798
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	22,849,756	—	—	—	22,849,756	—	38,661,831

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1	57,048,022	—	(1,531,639)	675,587	56,191,970	—	95,026,998
Variable Portfolio – Pyramis® International Equity Fund, Class 1	76,058,194	727,135	(4,742,672)	1,336,168	73,378,825	727,135	94,876,346
Variable Portfolio – Pyrford International Equity Fund, Class 1	78,077,096	550,716	(6,976,852)	88,119	71,739,079	550,716	77,165,124
Variable Portfolio – Sit Dividend Growth Fund, Class 1	72,920,320	—	—	—	72,920,320	—	110,122,366
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	216,867,975	—	(10,942,451)	3,201	205,928,725	—	202,353,689
Variable Portfolio – Victory Established Value Fund, Class 1	55,956,963	—	(13,437,352)	4,486,269	47,005,880	—	56,047,175
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	394,339,986	—	(19,884,261)	237,351	374,693,076	—	374,857,534
Total	5,036,553,961	93,945,176	(488,685,594)	66,626,019	4,708,439,562	2,945,202	5,211,749,894

(b)                                     Non-income producing.

(c)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	1,804,309,794	—	—	1,804,309,794
Fixed-Income Funds	3,235,678,258	—	—	3,235,678,258
Alternative Investment Funds	109,149,474	—	—	109,149,474
Money Market Funds	62,612,368	—	—	62,612,368
Total Mutual Funds	5,211,749,894	—	—	5,211,749,894

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Mondrian International Small Cap Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
AUSTRALIA 6.2%
Charter Hall Retail REIT	1,817,057	$6,038,563
Dexus Property Group	340,454	335,733
Invocare Ltd.	373,627	3,754,835
Monadelphous Group Ltd.	444,495	6,944,821
Pact Group Holdings Ltd. (a)	1,217,101	3,882,865
Shopping Centres Australasia Property Group	2,879,501	4,439,055
Transfield Services Ltd.	1,735,626	1,350,964
Total		26,746,836
CANADA 4.1%
CAE, Inc.	230,033	3,027,571
Morguard Real Estate Investment Trust	120,500	1,853,008
Northern Property Real Estate Investment Trust	156,100	3,914,149
Pason Systems Corp.	228,750	5,785,482
Ritchie Bros. Auctioneers, Inc.	121,000	2,924,577
Total		17,504,787
CHINA 0.2%
AMVIG Holdings Ltd.	1,864,000	713,530
DENMARK 2.5%
Christian Hansen Holding A/S	273,982	10,869,593
FRANCE 9.6%
Boiron SA	62,840	5,107,718
Euler Hermes SA	14,801	1,867,778
Gaztransport Et Technigaz SA (a)	104,257	6,749,155
Ingenico	50,673	4,739,376
Korian-Medica	153,283	5,881,081
LISI Group	8,895	1,466,827
Neopost SA	75,540	5,965,158
Nexans SA	54,843	2,874,469
Rubis SCA	90,021	6,479,909
Total		41,131,471
GERMANY 14.5%
Bilfinger SE	68,739	8,720,762
Duerr AG	50,791	3,918,443
ElringKlinger AG	106,674	4,204,508
Fielmann AG	40,575	5,451,745
GFK SE	51,805	2,814,085
MTU Aero Engines AG	108,733	10,105,236
Norma Group SE	157,989	8,372,041
QIAGEN NV (a)	142,960	2,995,591

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Rational AG	10,330	$3,678,745
Symrise AG	239,128	11,945,298
Total		62,206,454
HONG KONG 4.2%
AAC Technologies Holdings, Inc.	1,183,500	6,143,654
ASM Pacific Technology Ltd.	229,900	2,233,329
Emperor Watch & Jewellery, Ltd.	24,610,000	1,876,391
Haitian International Holdings Ltd.	1,325,000	2,659,156
Nexteer Automotive Group Ltd. (a)	1,692,000	1,324,738
Pacific Basin Shipping Ltd.	5,919,000	3,787,192
Total		18,024,460
IRELAND 1.2%
Glanbia PLC	347,102	5,326,980
JAPAN 6.6%
Ariake Japan Co., Ltd.	119,300	2,768,887
FCC Co., Ltd.	221,100	3,936,217
Hogy Medical Co., Ltd.	87,200	4,468,678
Horiba Ltd.	72,800	2,749,517
Miraca Holdings, Inc.	91,300	3,999,536
Musashi Seimitsu Industry Co., Ltd.	157,600	3,250,517
Nifco, Inc.	251,200	7,101,805
Total		28,275,157
NETHERLANDS 3.0%
Koninklijke Boskalis Westminster NV	229,814	12,654,628
NEW ZEALAND 2.1%
Auckland International Airport Ltd.	1,729,877	5,723,206
SKYCITY Entertainment Group Ltd.	987,295	3,369,653
Total		9,092,859
NORWAY 0.4%
Farstad Shipping ASA	81,090	1,652,189
SINGAPORE 10.9%
Ascendas Real Estate Investment Trust	4,213,000	7,583,390
CapitaMall Trust	6,754,000	10,162,254
Ezra Holdings Ltd.	4,512,000	3,920,985
Hyflux Ltd.	3,448,500	3,358,780
SATS Ltd.	2,696,000	6,520,940
SIA Engineering Co., Ltd.	2,373,000	9,137,052
SMRT Corp., Ltd.	383,864	311,370

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE (CONTINUED)
StarHub Ltd.	1,665,000	$5,570,499
Total		46,565,270
SPAIN 0.8%
Prosegur Cia de Seguridad SA, Registered Shares	558,311	3,591,963
SWEDEN 1.3%
AF AB, Class B	153,032	5,674,595
SWITZERLAND 1.4%
Burckhardt Compression Holding AG	11,279	5,868,831
UNITED KINGDOM 29.0%
AZ Electronic Materials SA	1,478,993	9,931,853
Bodycote PLC	560,621	7,542,540
Croda International PLC	318,830	13,532,944
De La Rue PLC	499,569	6,783,617
Diploma PLC	524,645	6,275,700
Domino Printing Sciences PLC	514,926	6,751,780
Fenner PLC	510,369	3,391,535
Greene King PLC	332,661	5,008,000
Halma PLC	497,245	4,774,937

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
HellermannTyton Group PLC	943,560	$5,128,163
Interserve PLC	496,022	6,036,685
Laird PLC	1,000,642	5,009,666
Rotork PLC	275,049	12,137,765
Serco Group PLC	440,437	3,091,296
Spectris PLC	146,990	5,680,361
Spirax-Sarco Engineering PLC	116,160	5,596,663
TT electronics PLC	841,367	3,001,746
Ultra Electronics Holdings PLC	152,258	4,543,681
Victrex PLC	300,025	10,048,751
Total		124,267,683
Total Common Stocks (Cost: $316,890,173)		$420,167,286

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	8,938,623	$8,938,623
Total Money Market Funds (Cost: $8,938,623)		$8,938,623
Total Investments (Cost: $325,828,796) (d)		$429,105,909(e)
Other Assets & Liabilities, Net		(321,490)
Net Assets		$428,784,419

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	April 30, 2014	14,970,000 AUD	13,015,217 USD	—	(841,271)
J.P. Morgan Securities, Inc.	April 30, 2014	5,087,000 NZD	4,180,141 USD	—	(224,453)
J.P. Morgan Securities, Inc.	April 30, 2014	11,782,995 USD	12,965,000 AUD	217,631	—
Total				217,631	(1,065,724)

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,158,974	25,041,840	(23,262,191)	8,938,623	1,904	8,938,623

(d)                                     At March 31, 2014, the cost of securities for federal income tax purposes was approximately $325,829,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$116,887,000
Unrealized Depreciation	(13,610,000)
Net Unrealized Appreciation	$103,277,000

(e)           Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD        Australian Dollar

NZD        New Zealand Dollar

USD        US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	42,092,494	—	42,092,494
Consumer Staples	—	8,095,867	—	8,095,867
Energy	5,785,482	12,322,330	—	18,107,812
Financials	5,767,157	30,426,773	—	36,193,930
Health Care	—	22,452,605	—	22,452,605
Industrials	5,952,148	163,888,885	—	169,841,033
Information Technology	—	47,049,523	—	47,049,523
Materials	—	60,924,835	—	60,924,835
Telecommunication Services	—	5,570,499	—	5,570,499
Utilities	—	9,838,688	—	9,838,688
Total Equity Securities	17,504,787	402,662,499	—	420,167,286
Mutual Funds
Money Market Funds	8,938,623	—	—	8,938,623
Total Mutual Funds	8,938,623	—	—	8,938,623
Investments in Securities	26,443,410	402,662,499	—	429,105,909
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	217,631	—	217,631
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,065,724)	—	(1,065,724)
Total	26,443,410	401,814,406	—	428,257,816

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
AUSTRALIA 6.4%
CFS Retail Property Trust	250,249	$439,079
Dexus Property Group	1,075,042	1,060,134
Federation Centres Ltd.	633,715	1,389,124
Goodman Group	742,834	3,267,104
GPT Group	414,159	1,407,639
Mirvac Group	1,069,169	1,689,590
Stockland	569,952	1,985,407
Westfield Group	633,880	6,037,863
Westfield Retail Trust	890,858	2,466,444
Total		19,742,384
BELGIUM 0.1%
Cofinimmo	3,429	408,575
BRAZIL 0.8%
BR Malls Participacoes SA	56,960	489,269
BR Properties SA	135,810	1,113,295
Iguatemi Empresa de Shopping Centers SA	92,009	882,783
Total		2,485,347
CANADA 2.3%
Amarillo Gold Corp. (a)	39,140	471,946
Boardwalk Real Estate Investment Trust	21,130	1,159,044
Brookfield Office Properties (a)	29,805	753,550
Calloway Real Estate Investment Trust (a)	19,308	449,909
Canadian Roxana Resources (a)	9,394	181,167
Extendicare, Inc.	31,190	194,955
First Capital Realty, Inc.	42,120	668,662
RioCan Real Estate Investment Trust	125,239	3,016,838
Total		6,896,071
CHINA 0.7%
China Overseas Land & Investment Ltd.	496,000	1,288,747
Country Garden Holdings Co.	1,433,288	598,246
Shimao Property Holdings Ltd.	114,500	252,062
Total		2,139,055
FINLAND 0.2%
Sponda OYJ	132,927	629,956
FRANCE 3.3%
Altarea	683	124,062
Fonciere Des Regions	9,479	878,070

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Gecina SA	5,265	$699,946
ICADE	8,713	861,968
Klepierre	19,463	870,892
Mercialys SA	20,146	421,863
Unibail-Rodamco SE	23,603	6,129,391
Total		9,986,192
GERMANY 1.6%
Alstria Office REIT AG	25,128	336,829
Deutsche Annington Immobilien SE (a)	16,141	460,521
Deutsche Euroshop AG	18,996	863,997
Deutsche Wohnen AG	44,096	945,252
Deutsche Wohnen AG (a)	10,962	228,943
LEG Immobilien AG	25,906	1,699,172
Prime Office AG (a)	92,227	367,701
Total		4,902,415
HONG KONG 12.1%
China Overseas Grand Oceans Group Ltd.	328,000	216,088
China Resources Land Ltd.	960,000	2,112,236
Hang Lung Properties Ltd.	290,000	836,660
Henderson Land Development Co., Ltd.	184,851	1,081,730
Hongkong Land Holdings Ltd.	795,000	5,149,255
Hysan Development Co., Ltd.	686,500	2,995,687
Kerry Properties Ltd.	325,500	1,085,511
Link REIT (The)	892,888	4,402,926
New World Development Co., Ltd.	2,087,592	2,105,905
Sino Land Co., Ltd.	448,445	660,976
Sun Hung Kai Properties Ltd.	949,278	11,656,549
Swire Properties Ltd.	310,500	886,310
Wharf Holdings Ltd.	621,466	3,985,887
Total		37,175,720
ITALY 0.2%
Beni Stabili SpA	573,130	493,483
JAPAN 13.9%
Activia Properties, Inc.	111	892,766
Advance Residence Investment Corp.	226	480,935
Daiwa House REIT Investment Corp.	28	112,262
Hulic Co., Ltd.	95,800	1,315,036
Industrial & Infrastructure Fund Investment Corp.	13	106,984
Japan Real Estate Investment Corp.	290	1,459,325
Japan Retail Fund Investment Corp.	637	1,255,372
Mitsubishi Estate Co., Ltd.	488,000	11,587,881

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Mitsui Fudosan Co., Ltd.	363,000	$11,074,485
Nippon Building Fund, Inc.	555	2,904,203
Nippon Prologis REIT, Inc.	305	615,663
ORIX JREIT, Inc.	275	343,333
Sumitomo Realty & Development Co., Ltd.	216,000	8,453,982
Tokyo Tatemono Co., Ltd.	144,000	1,233,843
United Urban Investment Corp.	523	769,582
Total		42,605,652
NETHERLANDS 0.8%
Corio NV	20,114	919,142
Eurocommercial Properties NV	19,405	852,659
Vastned Retail NV	2,917	143,645
Wereldhave NV	6,331	538,926
Total		2,454,372
NORWAY 0.2%
Norwegian Property ASA	428,861	519,263
SINGAPORE 2.5%
Ascendas Real Estate Investment Trust	510,000	917,999
CapitaCommercial Trust	256,000	303,071
CapitaLand Ltd.	675,000	1,554,662
CapitaMall Trust	705,000	1,060,762
CapitaMalls Asia Ltd.	276,000	393,490
City Developments Ltd.	122,000	981,829
Global Logistic Properties Ltd.	445,000	939,145
Keppel REIT	131,000	118,919
SPH REIT	497,000	387,325
UOL Group Ltd.	228,000	1,137,027
Total		7,794,229
SPAIN 0.1%
Hispania Activos Inmobiliarios SAU (a)	18,300	263,203
SWEDEN 0.7%
Atrium Ljungberg AB, Class B	31,537	479,221
Castellum AB	20,756	345,062
Fabege AB	13,486	175,860
Hufvudstaden AB	90,498	1,276,589
Total		2,276,732
SWITZERLAND 0.9%
Mobimo Holding AG	409	86,746
PSP Swiss Property AG	21,430	2,014,403

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
Swiss Prime Site AG	7,695	$654,125
Total		2,755,274
UNITED KINGDOM 6.4%
Atrium European Real Estate Ltd.	89,348	504,055
British Land Co. PLC	336,816	3,672,359
Capital & Counties Properties PLC	76,672	447,383
Capital & Regional PLC	607,309	475,863
Derwent London PLC	28,423	1,284,145
Grainger PLC	102,755	412,852
Great Portland Estates PLC	91,270	960,135
Hammerson PLC	281,834	2,603,022
Intu Properties PLC	226,637	1,065,503
Land Securities Group PLC	234,001	3,983,072
LXB Retail Properties PLC (a)	594,006	1,237,872
Quintain Estates & Development PLC (a)	319,816	549,177
Safestore Holdings PLC	204,731	808,922
Segro PLC	89,001	492,615
Shaftesbury PLC	54,844	601,630
St. Modwen Properties PLC	17,104	114,060
Unite Group PLC	58,820	425,588
Total		19,638,253
UNITED STATES 45.8%
Acadia Realty Trust	33,100	873,178
Alexandria Real Estate Equities, Inc.	19,820	1,438,139
Ashford Hospitality Prime, Inc.	8,108	122,593
Ashford Hospitality Trust, Inc.	43,517	490,437
AvalonBay Communities, Inc.	71,098	9,336,589
Boston Properties, Inc.	48,143	5,513,818
BRE Properties, Inc.	8,381	526,159
Camden Property Trust	44,867	3,021,344
Cousins Properties, Inc.	61,251	702,549
DCT Industrial Trust, Inc.	148,418	1,169,534
DDR Corp.	11,170	184,082
Duke Realty Corp.	118,430	1,999,098
Equity Lifestyle Properties, Inc.	44,526	1,809,982
Equity Residential	200,012	11,598,696
Essex Property Trust, Inc.	4,219	717,441
Federal Realty Investment Trust	12,491	1,432,968
Forest City Enterprises, Inc., Class A (a)	95,022	1,814,920
General Growth Properties, Inc.	269,139	5,921,058
HCP, Inc.	83,147	3,225,272
Health Care REIT, Inc.	16,510	983,996
Healthcare Realty Trust, Inc.	73,525	1,775,629
Host Hotels & Resorts, Inc.	536,234	10,853,376

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Hudson Pacific Properties, Inc.	54,040	$1,246,703
Lexington Realty Trust	13,123	143,172
Liberty Property Trust	15,170	560,683
Macerich Co. (The)	85,028	5,299,795
Mack-Cali Realty Corp.	110,053	2,288,002
Mid-America Apartment Communities, Inc.	12,768	871,671
National Retail Properties, Inc.	65,120	2,234,918
ProLogis, Inc.	97,200	3,968,676
PS Business Parks, Inc.	7,233	604,824
Public Storage	45,975	7,746,328
Realty Income Corp.	2,940	120,128
Regency Centers Corp.	108,083	5,518,718
Rexford Industrial Realty, Inc.	17,400	246,732
Senior Housing Properties Trust	188,235	4,229,641
Simon Property Group, Inc.	120,655	19,787,420
Sovran Self Storage, Inc.	500	36,725
Starwood Hotels & Resorts Worldwide, Inc.	52,844	4,206,382
Tanger Factory Outlet Centers, Inc.	38,379	1,343,265
Taubman Centers, Inc.	14,120	999,555
Ventas, Inc.	58,500	3,543,345
Vornado Realty Trust	99,543	9,810,958
Winthrop Realty Trust	2,570	29,786
Total		140,348,285
Total Common Stocks (Cost: $254,833,895)		$303,514,461

Issuer	Shares	Value

Rights 0.1%
HONG KONG 0.1%
New World Development Co., Ltd. (a)	688,530	$142,029
UNITED KINGDOM —%
Intu Properties PLC (a)	64,753	102,555
Total Rights (Cost: $—)		$244,584

Limited Partnerships 0.2%
UNITED STATES 0.2%
Brookfield Property Partners LP (a)	38,705	723,783
Total Limited Partnerships (Cost: $598,736)		$723,783

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	2,436,949	2,436,949
Total Money Market Funds (Cost: $2,436,949)		$2,436,949
Total Investments (Cost: $257,869,580) (d)		$306,919,777(e)
Other Assets & Liabilities, Net		(310,871)
Net Assets		$306,608,906

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,109,787	11,935,644	(10,608,482)	2,436,949	392	2,436,949

(d)                                     At March 31, 2014, the cost of securities for federal income tax purposes was approximately $257,870,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$54,981,000
Unrealized Depreciation	(5,931,000)
Net Unrealized Appreciation	$49,050,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,206,382	—	—	4,206,382
Financials	145,328,365	153,784,759	—	299,113,124
Health Care	194,955	—	—	194,955
Rights
Financials	—	244,584	—	244,584
Total Equity Securities	149,729,702	154,029,343	—	303,759,045
Other
Limited Partnerships	723,783	—	—	723,783
Total Other	723,783	—	—	723,783
Mutual Funds
Money Market Funds	2,436,949	—	—	2,436,949
Total Mutual Funds	2,436,949	—	—	2,436,949
Total	152,890,434	154,029,343	—	306,919,777

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 4.8%
Automobiles 3.5%
Ford Motor Co.	4,347,000	$67,813,200
Specialty Retail 1.3%
Staples, Inc.	2,219,400	25,167,996
TOTAL CONSUMER DISCRETIONARY		92,981,196
CONSUMER STAPLES 4.0%
Beverages 2.0%
Molson Coors Brewing Co., Class B	662,000	38,965,320
Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	503,000	38,444,290
TOTAL CONSUMER STAPLES		77,409,610
ENERGY 16.0%
Energy Equipment & Services 2.0%
Ensco PLC, Class A	727,700	38,408,006
Oil, Gas & Consumable Fuels 14.0%
Chevron Corp.	321,300	38,205,783
ConocoPhillips	1,082,000	76,118,700
Marathon Oil Corp.	1,035,300	36,773,856
Royal Dutch Shell PLC, ADR	536,700	39,211,302
Total SA, ADR	1,263,100	82,859,360
Total		273,169,001
TOTAL ENERGY		311,577,007
FINANCIALS 24.5%
Banks 14.3%
Citigroup, Inc.	894,500	42,578,200
Fifth Third Bancorp	1,699,400	39,001,230
JPMorgan Chase & Co.	1,275,500	77,435,605
PNC Financial Services Group, Inc. (The)	469,100	40,811,700
Wells Fargo & Co.	1,591,500	79,161,210
Total		278,987,945
Consumer Finance 2.4%
SLM Corp.	1,903,590	46,599,884
Insurance 7.8%
Allstate Corp. (The)	642,600	36,358,308

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
MetLife, Inc.	1,486,000	$78,460,800
Travelers Companies, Inc. (The)	456,800	38,873,680
Total		153,692,788
TOTAL FINANCIALS		479,280,617
HEALTH CARE 14.5%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	605,500	44,552,690
Health Care Providers & Services 2.0%
WellPoint, Inc.	391,900	39,013,645
Pharmaceuticals 10.2%
AstraZeneca PLC, ADR	620,800	40,277,504
Johnson & Johnson	399,300	39,223,239
Merck & Co., Inc.	677,000	38,433,290
Pfizer, Inc.	1,182,700	37,988,324
Teva Pharmaceutical Industries Ltd., ADR	820,800	43,371,072
Total		199,293,429
TOTAL HEALTH CARE		282,859,764
INDUSTRIALS 7.8%
Aerospace & Defense 3.9%
Lockheed Martin Corp.	244,300	39,879,532
Northrop Grumman Corp.	301,000	37,137,380
Total		77,016,912
Industrial Conglomerates 1.9%
General Electric Co.	1,402,600	36,313,314
Road & Rail 2.0%
Norfolk Southern Corp.	397,565	38,631,391
TOTAL INDUSTRIALS		151,961,617
INFORMATION TECHNOLOGY 13.6%
Communications Equipment 3.8%
Cisco Systems, Inc.	1,813,500	40,640,535
Harris Corp.	464,600	33,990,136
Total		74,630,671
IT Services 1.8%
Xerox Corp.	3,196,300	36,118,190

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 4.1%
Intel Corp.	3,066,500	$79,146,365
Software 3.9%
CA, Inc.	1,152,400	35,689,828
Microsoft Corp.	996,600	40,850,634
Total		76,540,462
TOTAL INFORMATION TECHNOLOGY		266,435,688
MATERIALS 6.0%
Chemicals 2.0%
EI du Pont de Nemours & Co.	596,100	39,998,310
Metals & Mining 2.2%
Barrick Gold Corp.	2,368,400	42,228,572
Paper & Forest Products 1.8%
International Paper Co.	785,100	36,020,388
TOTAL MATERIALS		118,247,270

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 4.1%
AT&T, Inc.	2,285,500	$80,152,485
TOTAL TELECOMMUNICATION SERVICES		80,152,485
UTILITIES 2.2%
Electric Utilities 2.2%
American Electric Power Co., Inc.	833,500	42,225,110
TOTAL UTILITIES		42,225,110
Total Common Stocks (Cost: $1,472,282,125)		$1,903,130,364

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.094% (a)(b)	57,759,197	$57,759,197
Total Money Market Funds (Cost: $57,759,197)		$57,759,197
Total Investments (Cost: $1,530,041,322)		$1,960,889,561(c)
Other Assets & Liabilities, Net		(8,872,135)
Net Assets		$1,952,017,426

Notes to Portfolio of Investments

(a)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(b)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,831,717	130,696,635	(125,769,155)	57,759,197	14,250	57,759,197

(c)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	92,981,196	—	—	92,981,196
Consumer Staples	77,409,610	—	—	77,409,610
Energy	311,577,007	—	—	311,577,007
Financials	479,280,617	—	—	479,280,617
Health Care	282,859,764	—	—	282,859,764
Industrials	151,961,617	—	—	151,961,617
Information Technology	266,435,688	—	—	266,435,688
Materials	118,247,270	—	—	118,247,270
Telecommunication Services	80,152,485	—	—	80,152,485
Utilities	42,225,110	—	—	42,225,110
Total Equity Securities	1,903,130,364	—	—	1,903,130,364
Mutual Funds
Money Market Funds	57,759,197	—	—	57,759,197
Total Mutual Funds	57,759,197	—	—	57,759,197
Total	1,960,889,561	—	—	1,960,889,561

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
CONSUMER DISCRETIONARY 23.2%
Auto Components 1.2%
BorgWarner, Inc.	270,400	$16,621,488
Hotels, Restaurants & Leisure 4.2%
Hilton Worldwide Holdings, Inc. (a)	545,700	12,136,368
Starbucks Corp.	460,000	33,754,800
Wynn Resorts Ltd.	46,100	10,241,115
Total		56,132,283
Internet & Catalog Retail 6.1%
Amazon.com, Inc. (a)	102,505	34,494,983
Priceline Group, Inc. (The) (a)	35,965	42,866,324
TripAdvisor, Inc. (a)	51,200	4,638,208
Total		81,999,515
Media 6.1%
CBS Corp., Class B Non Voting	313,200	19,355,760
Liberty Global PLC, Class C (a)	487,200	19,833,912
Twenty-First Century Fox, Inc., Class A	808,400	25,844,548
Walt Disney Co. (The)	204,600	16,382,322
Total		81,416,542
Multiline Retail 1.2%
Dollar General Corp. (a)	283,600	15,734,128
Specialty Retail 2.1%
Lowe’s Companies, Inc.	318,700	15,584,430
Ulta Salon Cosmetics & Fragrance, Inc. (a)	132,500	12,916,100
Total		28,500,530
Textiles, Apparel & Luxury Goods 2.3%
Michael Kors Holdings Ltd. (a)	129,600	12,087,792
Nike, Inc., Class B	260,700	19,255,302
Total		31,343,094
TOTAL CONSUMER DISCRETIONARY		311,747,580
CONSUMER STAPLES 2.3%
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	139,200	15,545,856
CVS Caremark Corp.	200,300	14,994,458
Total		30,540,314
TOTAL CONSUMER STAPLES		30,540,314

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 4.5%
Energy Equipment & Services 1.5%
Schlumberger Ltd.	212,600	$20,728,500
Oil, Gas & Consumable Fuels 3.0%
Noble Energy, Inc.	231,000	16,410,240
Pioneer Natural Resources Co.	53,000	9,918,420
Range Resources Corp.	162,700	13,499,219
Total		39,827,879
TOTAL ENERGY		60,556,379
FINANCIALS 7.9%
Banks 1.0%
JPMorgan Chase & Co.	229,000	13,902,590
Capital Markets 4.0%
BlackRock, Inc.	77,005	24,216,532
Charles Schwab Corp. (The)	483,800	13,222,254
Morgan Stanley	519,400	16,189,698
Total		53,628,484
Consumer Finance 1.2%
American Express Co.	186,100	16,754,583
Real Estate Investment Trusts (REITs) 1.7%
American Tower Corp.	272,400	22,301,388
TOTAL FINANCIALS		106,587,045
HEALTH CARE 15.4%
Biotechnology 10.8%
Alexion Pharmaceuticals, Inc. (a)	116,400	17,707,932
Amgen, Inc.	176,400	21,757,176
Biogen Idec, Inc. (a)	86,795	26,547,987
BioMarin Pharmaceutical, Inc. (a)	200,290	13,661,781
Celgene Corp. (a)	236,100	32,959,560
Gilead Sciences, Inc. (a)	320,600	22,717,716
Incyte Corp., Ltd. (a)	178,800	9,569,376
Total		144,921,528
Health Care Providers & Services 2.4%
Express Scripts Holding Co. (a)	181,800	13,651,362
McKesson Corp.	74,400	13,136,808
UnitedHealth Group, Inc.	63,700	5,222,763
Total		32,010,933

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology 1.1%
Cerner Corp. (a)	278,700	$15,676,875
Pharmaceuticals 1.1%
Zoetis, Inc.	511,600	14,805,704
TOTAL HEALTH CARE		207,415,040
INDUSTRIALS 11.8%
Aerospace & Defense 2.9%
Precision Castparts Corp.	90,100	22,773,676
United Technologies Corp.	138,400	16,170,656
Total		38,944,332
Airlines 0.9%
Delta Air Lines, Inc.	334,700	11,597,355
Industrial Conglomerates 2.6%
Danaher Corp.	469,700	35,227,500
Professional Services 1.2%
Nielsen Holdings NV	366,245	16,345,514
Road & Rail 4.2%
Union Pacific Corp.	301,100	56,504,426
TOTAL INDUSTRIALS		158,619,127
INFORMATION TECHNOLOGY 26.6%
Communications Equipment 1.5%
QUALCOMM, Inc.	248,000	19,557,280
Internet Software & Services 8.8%
Baidu, Inc., ADR (a)	101,590	15,480,284
eBay, Inc. (a)	181,385	10,019,708
Facebook, Inc., Class A (a)	426,800	25,710,432
Google, Inc., Class A (a)	50,800	56,617,108
LinkedIn Corp., Class A (a)	60,365	11,163,903
Total		118,991,435
IT Services 6.5%
Cognizant Technology Solutions Corp., Class A (a)	318,480	16,118,273

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
MasterCard, Inc., Class A	283,850	$21,203,595
Visa, Inc., Class A	229,500	49,539,870
Total		86,861,738
Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	680,700	13,899,894
ARM Holdings PLC, ADR	348,400	17,757,948
Total		31,657,842
Software 5.1%
Oracle Corp.	393,100	16,081,721
Salesforce.com, Inc. (a)	611,000	34,881,990
ServiceNow, Inc. (a)	121,300	7,268,296
Workday, Inc., Class A (a)	107,280	9,808,610
Total		68,040,617
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	60,665	32,561,332
TOTAL INFORMATION TECHNOLOGY		357,670,244
MATERIALS 4.1%
Chemicals 4.1%
Ecolab, Inc.	135,900	14,675,841
Monsanto Co.	358,074	40,738,079
Total		55,413,920
TOTAL MATERIALS		55,413,920
TELECOMMUNICATION SERVICES 1.3%
Wireless Telecommunication Services 1.3%
SBA Communications Corp., Class A (a)	197,800	17,991,888
TOTAL TELECOMMUNICATION SERVICES		17,991,888
Total Common Stocks (Cost: $970,051,496)		$1,306,541,537

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	35,313,973	$35,313,973
Total Money Market Funds (Cost: $35,313,973)		$35,313,973

Total Investments (Cost: $1,005,365,469)	$1,341,855,510(d)
Other Assets & Liabilities, Net	3,872,555
Net Assets	$1,345,728,065

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,112,439	81,905,772	(65,704,238)	35,313,973	5,577	35,313,973

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	311,747,580	—	—	311,747,580
Consumer Staples	30,540,314	—	—	30,540,314
Energy	60,556,379	—	—	60,556,379
Financials	106,587,045	—	—	106,587,045
Health Care	207,415,040	—	—	207,415,040
Industrials	158,619,127	—	—	158,619,127
Information Technology	357,670,244	—	—	357,670,244
Materials	55,413,920	—	—	55,413,920
Telecommunication Services	17,991,888	—	—	17,991,888
Total Equity Securities	1,306,541,537	—	—	1,306,541,537
Mutual Funds
Money Market Funds	35,313,973	—	—	35,313,973
Total Mutual Funds	35,313,973	—	—	35,313,973
Total	1,341,855,510	—	—	1,341,855,510

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
CONSUMER DISCRETIONARY 18.5%
Auto Components 1.1%
Dorman Products, Inc. (a)	28,655	$1,692,364
Gentherm, Inc. (a)	36,500	1,267,280
Motorcar Parts of America, Inc. (a)	84,834	2,254,040
Tenneco, Inc. (a)	26,875	1,560,631
Total		6,774,315
Diversified Consumer Services 2.8%
Bright Horizons Family Solutions, Inc. (a)	52,411	2,049,794
Grand Canyon Education, Inc. (a)	56,100	2,619,870
LifeLock, Inc. (a)	155,000	2,652,050
Service Corp. International	502,568	9,991,052
Total		17,312,766
Hotels, Restaurants & Leisure 2.7%
Bloomin’ Brands, Inc. (a)	70,375	1,696,037
Fiesta Restaurant Group, Inc. (a)	78,707	3,588,252
Krispy Kreme Doughnuts, Inc. (a)	77,657	1,376,859
Multimedia Games Holdings Co., Inc. (a)	175,003	5,082,087
Papa John’s International, Inc.	41,764	2,176,322
Red Robin Gourmet Burgers, Inc. (a)	39,772	2,850,857
Total		16,770,414
Household Durables 1.2%
Tempur Sealy International, Inc. (a)	147,180	7,457,611
Internet & Catalog Retail 1.4%
HomeAway, Inc. (a)	152,692	5,751,907
RetailMeNot, Inc. (a)	37,191	1,190,112
Shutterfly, Inc. (a)	47,082	2,009,460
Total		8,951,479
Leisure Products 1.2%
Arctic Cat, Inc.	47,302	2,260,562
Sturm Ruger & Co., Inc.	93,587	5,596,503
Total		7,857,065
Media 1.0%
Cinemark Holdings, Inc.	72,038	2,089,823
IMAX Corp. (a)	161,210	4,405,869
Total		6,495,692
Specialty Retail 4.2%
American Eagle Outfitters, Inc.	170,373	2,085,365
Asbury Automotive Group, Inc. (a)	29,505	1,631,922
Cabela’s, Inc. (a)	156,940	10,281,139
Children’s Place Retail Stores, Inc. (The)	41,060	2,045,199

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
DSW, Inc., Class A	75,900	$2,721,774
Five Below, Inc. (a)	48,116	2,043,968
Francesca’s Holdings Corp. (a)	102,631	1,861,726
Restoration Hardware Holdings, Inc. (a)	26,489	1,949,325
Zumiez, Inc. (a)	85,698	2,077,320
Total		26,697,738
Textiles, Apparel & Luxury Goods 2.9%
Columbia Sportswear Co.	64,163	5,303,072
Deckers Outdoor Corp. (a)	102,600	8,180,298
Oxford Industries, Inc.	14,400	1,126,080
Steven Madden Ltd. (a)	54,084	1,945,942
Tumi Holdings, Inc. (a)	75,771	1,714,698
Total		18,270,090
TOTAL CONSUMER DISCRETIONARY		116,587,170
CONSUMER STAPLES 2.5%
Food & Staples Retailing 1.8%
Pricesmart, Inc.	93,701	9,457,242
United Natural Foods, Inc. (a)	30,800	2,184,336
Total		11,641,578
Food Products 0.7%
Annie’s, Inc. (a)	58,400	2,347,096
Hain Celestial Group, Inc. (The) (a)	21,146	1,934,225
Total		4,281,321
TOTAL CONSUMER STAPLES		15,922,899
ENERGY 4.9%
Energy Equipment & Services 1.3%
Atwood Oceanics, Inc. (a)	156,176	7,869,709
Oil, Gas & Consumable Fuels 3.6%
Approach Resources, Inc. (a)	81,558	1,705,378
Athlon Energy, Inc. (a)	34,300	1,215,935
Bill Barrett Corp. (a)	127,502	3,264,051
Bonanza Creek Energy, Inc. (a)	50,300	2,233,320
Diamondback Energy, Inc. (a)	60,476	4,070,640
Kodiak Oil & Gas Corp. (a)	94,000	1,141,160
Laredo Petroleum, Inc. (a)	63,813	1,650,204
Magnum Hunter Resources Corp. (a)	378,966	3,221,211
Oasis Petroleum, Inc. (a)	32,400	1,352,052
World Fuel Services Corp.	67,564	2,979,572
Total		22,833,523
TOTAL ENERGY		30,703,232

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 12.2%
Banks 0.6%
Bank of the Ozarks, Inc.	24,145	$1,643,309
Texas Capital Bancshares, Inc. (a)	33,397	2,168,801
Total		3,812,110
Capital Markets 3.0%
Eaton Vance Corp.	239,594	9,142,907
Evercore Partners, Inc., Class A	35,771	1,976,348
Financial Engines, Inc.	151,359	7,686,010
Total		18,805,265
Consumer Finance 0.8%
Encore Capital Group, Inc. (a)	18,900	863,730
Portfolio Recovery Associates, Inc. (a)	78,800	4,559,368
Total		5,423,098
Diversified Financial Services 1.1%
MarkeTaxess Holdings, Inc.	113,091	6,697,249
Insurance 2.5%
MBIA, Inc. (a)	448,819	6,278,978
Montpelier Re Holdings Ltd.	146,797	4,368,679
White Mountains Insurance Group Ltd.	8,644	5,185,535
Total		15,833,192
Real Estate Investment Trusts (REITs) 2.7%
Corrections Corp. of America	236,854	7,418,267
CyrusOne, Inc.	97,121	2,023,030
First Industrial Realty Trust, Inc.	381,086	7,362,582
Total		16,803,879
Real Estate Management & Development 1.5%
Alexander & Baldwin, Inc.	143,075	6,089,272
Tejon Ranch Co. (a)	101,115	3,420,720
Total		9,509,992
TOTAL FINANCIALS		76,884,785
HEALTH CARE 17.8%
Biotechnology 2.6%
ACADIA Pharmaceuticals, Inc. (a)	169,288	4,118,777
Exact Sciences Corp. (a)	31,730	449,614
Foundation Medicine, Inc. (a)	32,800	1,061,736
Hyperion Therapeutics, Inc. (a)	42,032	1,084,426
Ligand Pharmaceuticals, Inc. (a)	34,200	2,300,292
Medivation, Inc. (a)	29,963	1,928,718
NPS Pharmaceuticals, Inc. (a)	118,600	3,549,698
Sunesis Pharmaceuticals, Inc. (a)	142,986	945,137

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Synageva Biopharma Corp. (a)	14,145	$1,173,611
Total		16,612,009
Health Care Equipment & Supplies 6.8%
Align Technology, Inc. (a)	17,300	895,967
AtriCure, Inc. (a)	105,430	1,983,138
Cardiovascular Systems, Inc. (a)	87,449	2,780,004
Cynosure Inc., Class A (a)	146,728	4,299,130
DexCom, Inc. (a)	205,867	8,514,659
Endologix, Inc. (a)	305,203	3,927,963
Insulet Corp. (a)	59,678	2,829,931
Novadaq Technologies, Inc. (a)	85,798	1,911,579
NxStage Medical, Inc. (a)	69,697	887,940
Oxford Immunotec Global PLC (a)	28,821	578,438
Sirona Dental Systems, Inc. (a)	27,352	2,042,374
Spectranetics Corp. (a)	246,527	7,472,233
Tandem Diabetes Care, Inc. (a)	62,300	1,376,207
Thoratec Corp. (a)	60,520	2,167,221
Veracyte, Inc. (a)	71,715	1,228,478
Total		42,895,262
Health Care Providers & Services 5.2%
Acadia Healthcare Co., Inc. (a)	261,841	11,814,266
ExamWorks Group, Inc. (a)	35,800	1,253,358
Magellan Health Services, Inc. (a)	48,592	2,883,935
MWI Veterinary Supply, Inc. (a)	16,100	2,505,482
Team Health Holdings, Inc. (a)	87,856	3,931,556
Tenet Healthcare Corp. (a)	191,127	8,182,147
WellCare Health Plans, Inc. (a)	36,541	2,321,084
Total		32,891,828
Health Care Technology 1.2%
HMS Holdings Corp. (a)	85,072	1,620,622
Medidata Solutions, Inc. (a)	107,600	5,846,984
Total		7,467,606
Life Sciences Tools & Services 0.6%
Cambrex Corp. (a)	51,800	977,466
ICON PLC (a)	55,100	2,620,005
Total		3,597,471
Pharmaceuticals 1.4%
AcelRx Pharmaceuticals, Inc. (a)	101,094	1,214,139
Akorn, Inc. (a)	210,110	4,622,420
Auxilium Pharmaceuticals, Inc. (a)	52,200	1,418,796
Lannett Co., Inc. (a)	33,600	1,200,192
Total		8,455,547
TOTAL HEALTH CARE		111,919,723

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 15.1%
Aerospace & Defense 2.0%
Alliant Techsystems, Inc.	49,818	$7,081,629
Hexcel Corp. (a)	71,892	3,130,177
Triumph Group, Inc.	33,453	2,160,395
Total		12,372,201
Air Freight & Logistics 0.6%
XPO Logistics, Inc. (a)	127,181	3,740,393
Commercial Services & Supplies 0.7%
Casella Waste Systems, Inc., Class A (a)	350,670	1,791,924
Ritchie Bros. Auctioneers, Inc.	106,239	2,563,547
Total		4,355,471
Electrical Equipment 0.6%
Power Solutions International, Inc. (a)	32,979	2,479,031
PowerSecure International, Inc. (a)	62,200	1,457,968
Total		3,936,999
Machinery 1.9%
Chart Industries, Inc. (a)	13,100	1,042,105
Middleby Corp. (The) (a)	16,615	4,389,849
Proto Labs, Inc. (a)	40,256	2,724,124
TriMas Corp. (a)	61,636	2,046,315
Woodward, Inc.	40,188	1,669,008
Total		11,871,401
Marine 0.6%
Matson, Inc.	150,625	3,718,931
Professional Services 3.8%
Acacia Research Corp.	80,660	1,232,485
Barrett Business Services, Inc.	18,900	1,125,873
Corporate Executive Board Co. (The)	59,616	4,425,296
Huron Consulting Group, Inc. (a)	28,305	1,793,971
On Assignment, Inc. (a)	233,525	9,011,730
Paylocity Holding Corp. (a)	51,300	1,233,765
Wageworks, Inc. (a)	89,059	4,997,100
Total		23,820,220
Road & Rail 2.3%
Genesee & Wyoming, Inc., Class A (a)	27,230	2,650,023
Old Dominion Freight Line, Inc. (a)	214,832	12,189,568
Total		14,839,591

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors 2.6%
Beacon Roofing Supply, Inc. (a)	54,562	$2,109,367
DXP Enterprises, Inc. (a)	51,700	4,907,881
Kaman Corp.	75,360	3,065,645
MRC Global, Inc. (a)	225,910	6,090,533
Total		16,173,426
TOTAL INDUSTRIALS		94,828,633
INFORMATION TECHNOLOGY 19.7%
Electronic Equipment, Instruments & Components 1.3%
Belden, Inc.	30,283	2,107,697
Cognex Corp. (a)	75,581	2,559,172
Coherent, Inc. (a)	34,137	2,230,853
Methode Electronics, Inc.	11,641	356,913
Universal Display Corp. (a)	34,400	1,097,704
Total		8,352,339
Internet Software & Services 5.0%
Aerohive Networks, Inc. (a)	70,500	743,775
Borderfree, Inc. (a)	38,963	726,270
Conversant, Inc. (a)	141,222	3,975,399
Cornerstone OnDemand, Inc. (a)	66,546	3,185,557
CoStar Group, Inc. (a)	3,300	616,242
Dealertrack Technologies, Inc. (a)	29,000	1,426,510
Demandware, Inc. (a)	54,100	3,465,646
Envestnet, Inc. (a)	122,783	4,933,421
Marketo, Inc. (a)	48,719	1,591,650
OpenTable, Inc. (a)	24,400	1,877,092
Rocket Fuel, Inc. (a)	30,846	1,322,677
SciQuest, Inc. (a)	71,876	1,941,730
SPS Commerce, Inc. (a)	95,315	5,857,107
Total		31,663,076
IT Services 1.3%
EPAM Systems, Inc. (a)	50,600	1,664,740
InterXion Holding NV (a)	94,950	2,276,901
MAXIMUS, Inc.	60,200	2,700,572
WEX, Inc. (a)	12,310	1,170,066
Total		7,812,279
Semiconductors & Semiconductor Equipment 2.1%
Ambarella, Inc. (a)	22,200	592,962
Cavium, Inc. (a)	25,500	1,115,115
Ceva, Inc. (a)	95,113	1,670,184
Hittite Microwave Corp.	16,200	1,021,248
Mellanox Technologies Ltd. (a)	57,939	2,267,153
Micrel, Inc.	187,614	2,078,763
Semtech Corp. (a)	62,204	1,576,249

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc. (a)	27,783	$1,667,536
Veeco Instruments, Inc. (a)	28,900	1,211,777
Total		13,200,987
Software 10.0%
Advent Software, Inc.	138,504	4,066,477
Allot Communications Ltd. (a)	128,461	1,729,085
Aspen Technology, Inc. (a)	60,600	2,567,016
Callidus Software, Inc. (a)	132,036	1,653,091
CommVault Systems, Inc. (a)	43,784	2,843,771
Ellie Mae, Inc. (a)	44,400	1,280,496
FleetMatics Group PLC (a)	96,800	3,237,960
Fortinet, Inc. (a)	105,597	2,326,302
Guidewire Software, Inc. (a)	56,000	2,746,800
Imperva, Inc. (a)	135,696	7,558,267
Informatica Corp. (a)	49,961	1,887,527
Jive Software, Inc. (a)	215,170	1,723,512
Proofpoint, Inc. (a)	230,957	8,563,885
PROS Holdings, Inc. (a)	85,771	2,702,644
QLIK Technologies, Inc. (a)	98,762	2,626,082
Qualys, Inc. (a)	91,195	2,319,089
SS&C Technologies Holdings, Inc. (a)	53,212	2,129,544
Synchronoss Technologies, Inc. (a)	156,935	5,381,301
Tyler Technologies, Inc. (a)	35,562	2,975,828
Ultimate Software Group, Inc. (The) (a)	19,100	2,616,700
Varonis Systems, Inc. (a)	6,205	221,891
Total		63,157,268
TOTAL INFORMATION TECHNOLOGY		124,185,949
MATERIALS 7.6%
Chemicals 5.9%
Albemarle Corp.	146,707	9,744,279
Axiall Corp.	51,432	2,310,325
H.B. Fuller Co.	52,756	2,547,060
NewMarket Corp.	33,025	12,905,509
Olin Corp.	298,950	8,254,010
Tredegar Corp.	62,469	1,437,412
Total		37,198,595
Construction Materials 0.9%
Martin Marietta Materials, Inc.	31,196	4,004,007
US Concrete, Inc. (a)	65,245	1,533,257
Total		5,537,264

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 0.4%
Berry Plastics Group, Inc. (a)	96,788	$2,240,642
Paper & Forest Products 0.4%
Boise Cascade Co. (a)	88,303	2,528,998
TOTAL MATERIALS		47,505,499
Total Common Stocks (Cost: $439,905,831)		$618,537,890

Warrants —%

ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp. (a)(b)	44,756	$117,050
TOTAL ENERGY		117,050
FINANCIALS —%
Real Estate Management & Development —%
Tejon Ranch Co. (a)(b)	14,419	52,629
TOTAL FINANCIALS		52,629
Total Warrants (Cost: $110,963)		$169,679

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.094% (c)(d)	16,162,224	$16,162,224
Total Money Market Funds (Cost: $16,162,224)		$16,162,224
Total Investments
(Cost: $456,179,018)		$634,869,793(e)
Other Assets & Liabilities, Net		(5,419,814)
Net Assets		$629,449,979

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $169,679, representing 0.03% of net assets. Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.	11-19-2012 - 2-28-2013	42,179
Tejon Ranch Co.	6-14-2010 - 11-30-2012	68,785

(c)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,008,780	39,161,093	(39,007,649)	16,162,224	4,295	16,162,224

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	116,587,170	—	—	116,587,170
Consumer Staples	15,922,899	—	—	15,922,899
Energy	30,703,232	—	—	30,703,232
Financials	76,884,785	—	—	76,884,785
Health Care	111,919,723	—	—	111,919,723
Industrials	94,828,633	—	—	94,828,633
Information Technology	124,185,949	—	—	124,185,949
Materials	47,505,499	—	—	47,505,499
Warrants
Energy	—	117,050	—	117,050
Financials	52,629	—	—	52,629
Total Equity Securities	618,590,519	117,050	—	618,707,569
Mutual Funds
Money Market Funds	16,162,224	—	—	16,162,224
Total Mutual Funds	16,162,224	—	—	16,162,224
Total	634,752,743	117,050	—	634,869,793

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 89.8%
CONSUMER DISCRETIONARY 12.3%
Auto Components 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	914,940	$16,944,689
Dana Holding Corp.	773,668	18,003,254
Standard Motor Products, Inc.	105,600	3,777,312
Total		38,725,255
Automobiles 0.4%
Thor Industries, Inc.	138,500	8,456,810
Diversified Consumer Services 0.3%
Ascent Capital Group, Inc., Class A (a)	90,241	6,817,708
Hotels, Restaurants & Leisure 0.9%
Bob Evans Farms, Inc.	109,420	5,474,283
International Speedway Corp., Class A	171,680	5,835,403
Monarch Casino & Resort, Inc. (a)	139,482	2,584,602
Texas Roadhouse, Inc.	137,700	3,591,216
Total		17,485,504
Household Durables 1.7%
Meritage Homes Corp. (a)	43,440	1,819,267
Tempur Sealy International, Inc. (a)	288,900	14,638,563
Whirlpool Corp.	106,300	15,887,598
Total		32,345,428
Internet & Catalog Retail 0.1%
Orbitz Worldwide, Inc. (a)	331,950	2,602,488
Leisure Products 0.8%
Brunswick Corp.	322,100	14,587,909
Media 0.6%
John Wiley & Sons, Inc., Class A	167,200	9,637,408
Meredith Corp.	45,270	2,101,886
Total		11,739,294
Multiline Retail 0.3%
Big Lots, Inc. (a)	161,460	6,114,490
Specialty Retail 5.1%
Abercrombie & Fitch Co., Class A	153,130	5,895,505
Asbury Automotive Group, Inc. (a)	43,810	2,423,131
Ascena Retail Group, Inc. (a)	430,748	7,443,326
Brown Shoe Co., Inc.	274,600	7,287,884
Cato Corp. (The), Class A	194,200	5,251,168

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Children’s Place Retail Stores, Inc. (The)	56,330	$2,805,797
Finish Line, Inc., Class A (The)	227,900	6,173,811
Genesco, Inc. (a)	23,060	1,719,584
Group 1 Automotive, Inc.	34,030	2,234,410
Men’s Wearhouse, Inc. (The)	284,650	13,942,157
Murphy USA, Inc. (a)	128,880	5,231,239
Outerwall, Inc. (a)	141,680	10,271,800
PEP Boys-Manny, Moe & Jack (The) (a)	288,510	3,669,847
Pier 1 Imports, Inc.	333,100	6,288,928
RadioShack Corp. (a)	1,366,466	2,896,908
Rent-A-Center, Inc.	133,931	3,562,565
Stage Stores, Inc.	366,529	8,961,634
Zale Corp. (a)	85,943	1,797,068
Total		97,856,762
Textiles, Apparel & Luxury Goods 0.1%
Kate Spade & Co. (a)	48,580	1,801,832
TOTAL CONSUMER DISCRETIONARY		238,533,480
CONSUMER STAPLES 1.4%
Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	66,400	4,487,976
Ingles Markets, Inc., Class A	238,510	5,681,308
Pantry, Inc. (The) (a)	116,940	1,793,860
Susser Holdings Corp. (a)	33,960	2,121,481
Village Super Market, Inc., Class A	162,250	4,283,400
Total		18,368,025
Food Products 0.2%
Industrias Bachoco SAB de CV, ADR	89,474	3,905,540
Omega Protein Corp. (a)	10,923	131,841
Total		4,037,381
Personal Products 0.1%
Elizabeth Arden, Inc. (a)	58,540	1,727,515
Tobacco 0.2%
Alliance One International, Inc. (a)	494,773	1,444,737
Universal Corp.	26,810	1,498,411
Total		2,943,148
TOTAL CONSUMER STAPLES		27,076,069

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.1%
Energy Equipment & Services 2.2%
Bristow Group, Inc.	93,220	$7,039,974
Gulfmark Offshore, Inc., Class A	98,545	4,428,612
Newpark Resources, Inc. (a)	163,950	1,877,228
Nuverra Environmental Solutions, Inc. (a)	142,658	2,894,531
Ocean Rig UDW, Inc. (a)	272,610	4,849,732
Parker Drilling Co. (a)	682,652	4,840,003
PHI, Inc. (a)	33,059	1,462,530
Tetra Technologies, Inc. (a)	553,990	7,091,072
Tidewater, Inc.	125,069	6,080,855
Willbros Group, Inc. (a)	182,120	2,298,354
Total		42,862,891
Oil, Gas & Consumable Fuels 3.9%
Advantage Oil & Gas Ltd. (a)	1,153,025	5,684,413
Ardmore Shipping Corp.	262,400	3,489,920
Cloud Peak Energy, Inc. (a)	161,340	3,410,728
Comstock Resources, Inc.	251,200	5,739,920
Delek U.S. Holdings, Inc.	57,650	1,674,156
Energy XXI Bermuda Ltd.	301,400	7,103,998
Evolution Petroleum Corp.	566,753	7,214,766
Green Plains Renewable Energy, Inc.	79,810	2,391,108
LinnCo LLC	376,152	10,174,911
Miller Energy Resources Inc (a)	730,940	4,297,927
Northern Oil and Gas, Inc. (a)	152,810	2,234,082
Overseas Shipholding Group, Inc. (a)	298,635	1,561,861
Resolute Energy Corp. (a)	255,560	1,840,032
Stone Energy Corp. (a)	64,260	2,696,992
VAALCO Energy, Inc. (a)	374,780	3,204,369
Western Refining, Inc.	216,000	8,337,600
WPX Energy, Inc. (a)	253,000	4,561,590
Total		75,618,373
TOTAL ENERGY		118,481,264
FINANCIALS 21.3%
Banks 7.8%
1st Source Corp.	88,835	2,850,715
Banco Latinoamericano de Comercio Exterior SA, Class E	72,840	1,923,704
BancorpSouth, Inc.	100,210	2,501,242
Bank of the Ozarks, Inc.	103,300	7,030,598
BBCN Bancorp, Inc.	157,050	2,691,837
Cathay General Bancorp	91,840	2,313,450
City National Corp.	213,800	16,830,336
Columbia Banking System, Inc.	82,960	2,366,019
Community Bank System, Inc.	93,200	3,636,664

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Community Trust Bancorp, Inc.	41,520	$1,722,250
First Citizens BancShares Inc., Class A	22,445	5,403,634
FirstMerit Corp.	58,160	1,211,473
FNB Corp.	192,350	2,577,490
Fulton Financial Corp.	319,200	4,015,536
Hancock Holding Co.	204,200	7,483,930
Hanmi Financial Corp.	243,900	5,682,870
Iberiabank Corp.	144,110	10,109,316
MB Financial, Inc.	42,740	1,323,230
OFG Bancorp	153,790	2,643,650
Old National Bancorp	159,870	2,383,662
PacWest Bancorp	33,030	1,420,620
PrivateBancorp, Inc.	93,160	2,842,312
Prosperity Bancshares, Inc.	259,100	17,139,465
Susquehanna Bancshares, Inc.	240,450	2,738,725
Texas Capital Bancshares, Inc. (a)	36,340	2,359,920
Tompkins Financial Corp.	36,250	1,774,800
Trustmark Corp.	245,570	6,225,199
Umpqua Holdings Corp.	141,930	2,645,575
United Community Banks, Inc. (a)	114,810	2,228,462
Valley National Bancorp	205,560	2,139,880
Webster Financial Corp.	211,560	6,571,054
Westamerica Bancorporation	109,900	5,943,392
Wintrust Financial Corp.	196,786	9,575,607
Total		150,306,617
Capital Markets 1.4%
Capital Southwest Corp.	123,696	4,294,725
FXCM, Inc., Class A	373,200	5,512,164
Greenhill & Co., Inc.	143,200	7,443,536
Janus Capital Group, Inc.	723,000	7,859,010
SWS Group, Inc. (a)	298,020	2,229,190
Total		27,338,625
Consumer Finance 0.8%
Cash America International, Inc.	276,164	10,693,070
DFC Global Corp. (a)	223,400	1,972,622
World Acceptance Corp. (a)	34,520	2,591,762
Total		15,257,454
Diversified Financial Services 0.4%
Pico Holdings, Inc. (a)	258,580	6,720,494
Insurance 5.5%
American Equity Investment Life Holding Co.	107,340	2,535,371
American National Insurance Co.	68,826	7,780,779

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Endurance Specialty Holdings Ltd.	159,600	$8,591,268
Hilltop Holdings, Inc. (a)	240,210	5,714,596
Horace Mann Educators Corp.	262,292	7,606,468
Maiden Holdings Ltd.	217,690	2,716,771
Montpelier Re Holdings Ltd.	781,640	23,261,607
Navigators Group, Inc. (The) (a)	46,306	2,842,725
Platinum Underwriters Holdings Ltd.	267,909	16,101,331
Primerica, Inc.	133,800	6,303,318
ProAssurance Corp.	65,525	2,917,828
Selective Insurance Group, Inc.	81,900	1,909,908
StanCorp Financial Group, Inc.	82,200	5,490,960
White Mountains Insurance Group Ltd.	21,857	13,112,014
Total		106,884,944
Real Estate Investment Trusts (REITs) 4.9%
American Campus Communities, Inc.	151,600	5,662,260
American Realty Capital Properties, Inc.	143,280	2,008,786
Ashford Hospitality Trust, Inc.	208,120	2,345,512
Associated Estates Realty Corp.	116,560	1,974,526
Brandywine Realty Trust	158,860	2,297,116
Chesapeake Lodging Trust	229,530	5,905,807
Corporate Office Properties Trust	75,720	2,017,181
CubeSmart	118,490	2,033,288
CyrusOne, Inc.	66,250	1,379,988
DCT Industrial Trust, Inc.	262,870	2,071,416
DuPont Fabros Technology, Inc.	208,663	5,022,518
FelCor Lodging Trust, Inc.	229,130	2,071,335
Geo Group, Inc. (The)	223,229	7,196,903
Government Properties Income Trust	41,800	1,053,360
Granite Real Estate Investment Trust	710,800	25,773,608
Highwoods Properties, Inc.	60,410	2,320,348
LaSalle Hotel Properties	66,960	2,096,518
Lexington Realty Trust	180,990	1,974,601
Mack-Cali Realty Corp.	93,730	1,948,647
Parkway Properties, Inc.	129,070	2,355,527
Pennsylvania Real Estate Investment Trust	132,920	2,399,206
Post Properties, Inc.	93,800	4,605,580
Redwood Trust, Inc.	115,900	2,350,452
Sovran Self Storage, Inc.	33,000	2,423,850
Strategic Hotels & Resorts, Inc. (a)	181,800	1,852,542
Sunstone Hotel Investors, Inc.	154,150	2,116,479
Total		95,257,354

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 0.5%
Astoria Financial Corp.	177,800	$2,457,196
Dime Community Bancshares, Inc.	238,860	4,055,843
Home Loan Servicing Solutions Ltd.	120,310	2,598,696
Total		9,111,735
TOTAL FINANCIALS		410,877,223
HEALTH CARE 6.3%
Biotechnology 0.6%
ACADIA Pharmaceuticals, Inc. (a)	112,460	2,736,152
Celldex Therapeutics, Inc. (a)	150,320	2,656,154
Keryx Biopharmaceuticals, Inc. (a)	90,920	1,549,277
Myriad Genetics, Inc. (a)	133,922	4,578,793
Total		11,520,376
Health Care Equipment & Supplies 2.0%
Analogic Corp.	26,147	2,146,930
Arthrocare Corp. (a)	45,070	2,171,923
Cyberonics, Inc. (a)	31,950	2,084,738
Haemonetics Corp. (a)	490,800	15,995,172
ICU Medical, Inc. (a)	26,770	1,602,988
NxStage Medical, Inc. (a)	172,830	2,201,854
Orthofix International NV (a)	69,802	2,104,530
STERIS Corp.	60,400	2,884,100
West Pharmaceutical Services, Inc.	162,900	7,175,745
Total		38,367,980
Health Care Providers & Services 1.8%
Amsurg Corp. (a)	45,160	2,126,133
Ensign Group, Inc. (The)	117,629	5,133,329
HealthSouth Corp.	476,600	17,124,238
Molina Healthcare, Inc. (a)	65,620	2,464,687
Owens & Minor, Inc.	198,690	6,960,111
Total		33,808,498
Health Care Technology 0.1%
Quality Systems, Inc.	126,170	2,129,750
Life Sciences Tools & Services 1.2%
Covance, Inc. (a)	115,800	12,031,620
Nordion, Inc. (a)	971,200	11,188,224
Total		23,219,844
Pharmaceuticals 0.6%
Questcor Pharmaceuticals, Inc.	183,100	11,888,683
TOTAL HEALTH CARE		120,935,131

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 19.8%
Aerospace & Defense 1.8%
AAR Corp.	100,130	$2,598,373
Astronics Corp. (a)	41,550	2,634,685
Cubic Corp.	201,483	10,289,737
Curtiss-Wright Corp.	98,600	6,265,044
DigitalGlobe, Inc. (a)	90,100	2,613,801
Esterline Technologies Corp. (a)	22,540	2,401,412
GenCorp, Inc. (a)	108,800	1,987,776
Moog, Inc., Class A (a)	41,660	2,729,147
Teledyne Technologies, Inc. (a)	23,840	2,320,347
Total		33,840,322
Air Freight & Logistics 1.2%
Air Transport Services Group, Inc. (a)	606,167	4,758,411
Forward Air Corp.	350,550	16,163,860
UTi Worldwide, Inc.	274,350	2,905,367
Total		23,827,638
Airlines 1.5%
Air France-KLM, ADR (a)	387,650	5,822,503
JetBlue Airways Corp. (a)	2,759,472	23,979,812
Total		29,802,315
Building Products 1.9%
American Woodmark Corp. (a)	49,140	1,654,052
Apogee Enterprises, Inc.	55,090	1,830,641
Gibraltar Industries, Inc. (a)	372,563	7,030,264
Ply Gem Holdings, Inc. (a)	144,300	1,822,509
Simpson Manufacturing Co., Inc.	236,400	8,352,012
Trex Co., Inc. (a)	188,800	13,812,608
Universal Forest Products, Inc.	51,330	2,840,602
Total		37,342,688
Commercial Services & Supplies 3.2%
ABM Industries, Inc.	126,500	3,635,610
Brink’s Co. (The)	168,813	4,819,611
Cenveo, Inc. (a)	683,550	2,077,992
G&K Services, Inc., Class A	94,700	5,792,799
Herman Miller, Inc.	289,700	9,308,061
Mobile Mini, Inc.	385,700	16,723,952
Progressive Waste Solutions Ltd.	237,260	6,005,050
SP Plus Corp. (a)	186,760	4,906,185
Unifirst Corp.	55,684	6,121,899
United Stationers, Inc.	60,080	2,467,486
Total		61,858,645
Construction & Engineering 1.1%
Aegion Corp. (a)	362,200	9,167,282
Comfort Systems U.S.A., Inc.	401,418	6,117,610

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
EMCOR Group, Inc.	47,740	$2,233,755
Tutor Perini Corp. (a)	99,620	2,856,105
Total		20,374,752
Electrical Equipment 1.1%
EnerSys, Inc.	12,309	852,891
GrafTech International Ltd. (a)	105,720	1,154,462
II-VI, Inc. (a)	809,100	12,484,413
Regal-Beloit Corp.	81,700	5,940,407
Total		20,432,173
Machinery 3.9%
Actuant Corp., Class A	136,100	4,647,815
American Railcar Industries, Inc.	56,000	3,921,680
Barnes Group, Inc.	323,450	12,443,122
CIRCOR International, Inc.	30,900	2,265,897
Federal Signal Corp. (a)	140,310	2,090,619
Harsco Corp.	76,980	1,803,641
Hyster-Yale Materials Handling, Inc.	4,770	465,075
Meritor, Inc. (a)	183,540	2,248,365
Oshkosh Corp.	258,300	15,206,121
Tecumseh Products Co., Class B (a)	29,977	205,043
Tennant Co.	29,570	1,940,383
Terex Corp.	369,900	16,386,570
Toro Co. (The)	59,180	3,739,584
Watts Water Technologies, Inc., Class A	133,920	7,859,765
Total		75,223,680
Professional Services 0.7%
FTI Consulting, Inc. (a)	77,700	2,590,518
Insperity, Inc.	156,090	4,835,668
Kelly Services, Inc., Class A	86,204	2,045,621
Korn/Ferry International (a)	70,703	2,104,828
Resources Connection, Inc.	118,950	1,676,006
Total		13,252,641
Road & Rail 1.4%
Con-way, Inc.	134,000	5,504,720
Heartland Express, Inc.	368,600	8,363,534
Knight Transportation, Inc.	105,630	2,443,222
Marten Transport Ltd.	206,419	4,442,137
Quality Distribution, Inc. (a)	168,460	2,188,295
Werner Enterprises, Inc.	195,640	4,990,777
Total		27,932,685
Trading Companies & Distributors 2.0%
AerCap Holdings NV (a)	613,800	25,896,222

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
Aircastle Ltd.	322,700	$6,253,926
DXP Enterprises, Inc. (a)	17,030	1,616,658
Rush Enterprises, Inc., Class A (a)	69,770	2,266,130
TAL International Group, Inc.	51,520	2,208,662
Total		38,241,598
TOTAL INDUSTRIALS		382,129,137
INFORMATION TECHNOLOGY 12.8%
Communications Equipment 0.3%
Arris Group, Inc. (a)	35,280	994,190
Plantronics, Inc.	119,870	5,328,222
Total		6,322,412
Electronic Equipment, Instruments & Components 4.6%
Celestica, Inc. (a)	420,861	4,608,428
Electro Rent Corp.	186,840	3,286,516
FARO Technologies, Inc. (a)	141,600	7,504,800
Littelfuse, Inc.	125,800	11,779,912
Mercury Systems, Inc. (a)	452,600	5,978,846
OSI Systems, Inc. (a)	38,670	2,314,786
Park Electrochemical Corp.	248,200	7,413,734
Plexus Corp. (a)	420,680	16,856,647
Sanmina Corp. (a)	998,093	17,416,723
Vishay Intertechnology, Inc.	794,300	11,819,184
Total		88,979,576
Internet Software & Services 0.4%
Dealertrack Technologies, Inc. (a)	48,720	2,396,537
j2 Global, Inc.	112,546	5,632,927
Total		8,029,464
IT Services 2.5%
Blackhawk Network Holdings, Inc. (a)	108,052	2,635,388
Cardtronics, Inc. (a)	47,770	1,855,865
Computer Services, Inc.	151,489	5,189,256
Convergys Corp.	343,630	7,528,933
CSG Systems International, Inc.	235,460	6,131,378
DST Systems, Inc.	30,800	2,919,532
Heartland Payment Systems, Inc.	33,920	1,405,984
MAXIMUS, Inc.	141,700	6,356,662
NeuStar, Inc., Class A (a)	210,278	6,836,138
Sykes Enterprises, Inc. (a)	209,386	4,160,500
Unisys Corp. (a)	88,540	2,696,928
Total		47,716,564
Semiconductors & Semiconductor Equipment 3.2%
Axcelis Technologies, Inc. (a)	625,000	1,343,750

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Brooks Automation, Inc.	767,300	$8,386,589
Cypress Semiconductor Corp.	290,444	2,982,860
Diodes, Inc. (a)	421,400	11,006,968
Fairchild Semiconductor International, Inc. (a)	782,400	10,789,296
Intersil Corp., Class A	299,437	3,868,726
Micron Technology, Inc. (a)	560,000	13,249,600
Monolithic Power Systems, Inc. (a)	65,360	2,534,007
Photronics, Inc. (a)	982,799	8,383,276
Total		62,545,072
Software 1.8%
ACI Worldwide, Inc. (a)	38,264	2,264,846
Aspen Technology, Inc. (a)	26,030	1,102,631
Blackbaud, Inc.	68,110	2,131,843
Callidus Software, Inc. (a)	131,000	1,640,120
EPIQ Systems, Inc.	102,482	1,396,830
Mentor Graphics Corp.	397,600	8,755,152
Netscout Systems, Inc. (a)	3,720	139,797
NICE Systems Ltd., ADR	171,400	7,654,724
QLIK Technologies, Inc. (a)	73,080	1,943,197
Rovi Corp. (a)	308,960	7,038,109
Total		34,067,249
TOTAL INFORMATION TECHNOLOGY		247,660,337
MATERIALS 7.6%
Chemicals 3.7%
American Vanguard Corp.	222,109	4,808,660
Calgon Carbon Corp. (a)	99,560	2,173,395
H.B. Fuller Co.	39,010	1,883,403
Innophos Holdings, Inc.	276,321	15,667,400
Intrepid Potash, Inc. (a)	204,380	3,159,715
Kraton Performance Polymers, Inc. (a)	196,250	5,129,975
Minerals Technologies, Inc.	38,050	2,456,508
PolyOne Corp.	374,300	13,721,838
Scotts Miracle-Gro Co., Class A	255,600	15,663,168
Sensient Technologies Corp.	116,780	6,587,560
Total		71,251,622
Metals & Mining 1.9%
AuRico Gold, Inc.	3,291,778	14,319,234
Coeur Mining, Inc. (a)	398,988	3,706,599
Commercial Metals Co.	110,050	2,077,744
Compass Minerals International, Inc.	91,171	7,523,431
Pan American Silver Corp.	370,400	4,767,048
RTI International Metals, Inc. (a)	58,930	1,637,075

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
SunCoke Energy, Inc. (a)	98,750	$2,255,450
Total		36,286,581
Paper & Forest Products 2.0%
Clearwater Paper Corp. (a)	38,250	2,397,128
KapStone Paper and Packaging Corp. (a)	78,860	2,274,322
Resolute Forest Products, Inc. (a)	1,178,261	23,671,263
Schweitzer-Mauduit International, Inc.	236,000	10,051,240
Total		38,393,953
TOTAL MATERIALS		145,932,156
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.2%
Atlantic Tele-Network, Inc.	59,783	3,940,895
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	232,450	6,092,515
TOTAL TELECOMMUNICATION SERVICES		10,033,410
UTILITIES 1.7%
Electric Utilities 1.3%
Allete, Inc.	33,950	1,779,659
Cleco Corp.	50,210	2,539,622
El Paso Electric Co.	124,400	4,444,812
IDACORP, Inc.	39,820	2,208,815
PNM Resources, Inc.	98,290	2,656,779
Portland General Electric Co.	231,220	7,477,655
UIL Holdings Corp.	72,840	2,681,240
Unitil Corp.	49,221	1,616,418
Total		25,405,000
Gas Utilities 0.1%
Southwest Gas Corp.	42,760	2,285,522

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 0.3%
Black Hills Corp.	41,700	$2,404,005
NorthWestern Corp.	50,600	2,399,958
Total		4,803,963
TOTAL UTILITIES		32,494,485
Total Common Stocks (Cost: $1,312,834,954)		$1,734,152,692

Rights —%
INDUSTRIALS —%
Airlines —%
American Airlines Escrow (a)(b)(c)	185,100	$—
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

Limited Partnerships 0.1%
FINANCIALS 0.1%
Capital Markets 0.1%
AllianceBernstein Holding LP	90,490	2,259,536
TOTAL FINANCIALS		2,259,536
Total Limited Partnerships (Cost: $2,063,011)		$2,259,536

	Shares	Value

Money Market Funds 10.0%
Columbia Short-Term Cash Fund, 0.094% (d)(e)	193,186,652	193,186,652
Total Money Market Funds (Cost: $193,186,652)		$193,186,652
Total Investments
(Cost: $1,508,084,617)		$1,929,598,880(f)
Other Assets & Liabilities, Net		2,887,770
Net Assets		$1,932,486,650

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Negligible market value.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities rounds to zero, which represents less than 0.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	191,400,100	91,855,516	(90,068,964)	193,186,652	44,284	193,186,652

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	238,533,480	—	—	238,533,480
Consumer Staples	27,076,069	—	—	27,076,069
Energy	118,481,264	—	—	118,481,264
Financials	410,877,223	—	—	410,877,223
Health Care	120,935,131	—	—	120,935,131
Industrials	382,129,137	—	—	382,129,137
Information Technology	247,660,337	—	—	247,660,337
Materials	145,932,156	—	—	145,932,156
Telecommunication Services	10,033,410	—	—	10,033,410
Utilities	32,494,485	—	—	32,494,485
Total Equity Securities	1,734,152,692	—	—	1,734,152,692
Other
Limited Partnerships	2,259,536	—	—	2,259,536
Total Other	2,259,536	—	—	2,259,536
Mutual Funds
Money Market Funds	193,186,652	—	—	193,186,652
Total Mutual Funds	193,186,652	—	—	193,186,652
Total	1,929,598,880	—	—	1,929,598,880

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Pyramis® International Equity Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.2%
AUSTRALIA 6.6%
Ansell Ltd.	160,395	$2,740,454
Australia and New Zealand Banking Group Ltd.	622,595	19,152,865
Commonwealth Bank of Australia	138,087	9,940,816
CSL Ltd.	116,426	7,520,152
Flight Centre Travel Group Ltd.	41,248	2,012,381
Mirvac Group	1,110,807	1,755,390
Rio Tinto Ltd.	236,417	13,944,519
Seek Ltd.	175,053	2,862,106
Suncorp Group Ltd.	511,225	6,118,039
Sydney Airport	705,966	2,746,899
Telstra Corp., Ltd.	1,195,265	5,636,204
Wesfarmers Ltd.	165,418	6,338,076
Westfield Group	757,493	7,215,308
Westpac Banking Corp.	73,815	2,373,348
Woolworths Ltd.	158,622	5,260,213
Total		95,616,770
AUSTRIA 0.5%
Andritz AG	52,700	3,256,568
Erste Group Bank AG	142,700	4,875,447
Total		8,132,015
BELGIUM 2.6%
Anheuser-Busch InBev NV	175,562	18,405,768
KBC Groep NV	234,945	14,451,949
UCB SA	56,100	4,491,870
Total		37,349,587
DENMARK 2.0%
AP Moller - Maersk A/S, Class B	429	5,145,451
Novo Nordisk A/S, Class B	366,460	16,688,778
TDC A/S	478,850	4,426,801
Vestas Wind Systems A/S (a)	70,300	2,825,309
Total		29,086,339
FINLAND 0.8%
Nokia OYJ (a)	368,000	2,732,596
Sampo, Class A	120,900	6,270,902
Stora Enso OYJ, Class R	254,500	2,722,501
Total		11,725,999
FRANCE 11.0%
Air Liquide SA	28,400	3,846,794
Airbus Group NV	97,300	6,969,015
Arkema SA	44,800	5,073,277
AtoS	33,251	3,006,394

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
AXA SA	332,600	$8,644,061
BNP Paribas SA	125,838	9,706,464
Carrefour SA	169,219	6,549,632
GDF Suez	352,200	9,636,234
Iliad SA	11,279	3,252,210
Kering	15,200	3,100,207
Legrand SA	93,600	5,814,910
LVMH Moet Hennessy Louis Vuitton SA	19,692	3,579,629
Orange SA	333,300	4,922,309
Publicis Groupe SA	33,200	2,999,496
Renault SA	32,300	3,138,895
Safran SA	101,800	7,052,907
Sanofi	173,661	18,105,986
Societe Generale SA	121,899	7,507,494
Sodexo	34,300	3,597,400
Suez Environnement Co.	190,800	3,875,805
Technip SA	38,100	3,931,910
Total SA	384,877	25,238,740
Unibail-Rodamco SE	21,200	5,505,363
VINCI SA	66,900	4,968,602
Total		160,023,734
GERMANY 6.7%
Adidas AG	41,000	4,436,225
Bayer AG, Registered Shares	149,114	20,168,807
Commerzbank AG (a)	406,100	7,460,446
Continental AG	26,500	6,348,691
Fresenius SE & Co. KGaA	33,700	5,274,083
GEA Group AG	105,285	4,812,621
HeidelbergCement AG	76,756	6,578,264
Henkel AG & Co. KGaA	34,921	3,509,544
Lanxess AG	59,110	4,458,449
OSRAM Licht AG (a)	88,664	5,748,892
RTL Group SA	36,000	4,099,059
RWE AG	116,700	4,736,334
SAP AG	80,164	6,489,331
Siemens AG, Registered Shares	74,649	10,047,484
Sky Deutschland AG (a)	425,400	3,668,686
Total		97,836,916
HONG KONG 2.9%
AIA Group Ltd.	1,900,000	9,036,685
BOC Hong Kong Holdings Ltd.	1,206,000	3,443,640
Cheung Kong Infrastructure Holdings Ltd.	177,000	1,131,978
HKT Trust and HKT Ltd.	2,094,000	2,214,690
Hongkong Land Holdings Ltd.	538,000	3,484,653

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Hysan Development Co., Ltd.	432,000	$1,885,123
Lifestyle International Holdings Ltd.	980,000	1,993,734
MGM China Holdings Ltd.	491,200	1,735,432
Orient Overseas International Ltd.	284,000	1,307,369
PCCW Ltd.	2,675,000	1,341,552
Sands China Ltd.	891,200	6,683,948
Swire Pacific Ltd., Class A	70,000	817,604
Wing Hang Bank Ltd. (b)	294,031	4,677,430
Yue Yuen Industrial Holdings Ltd.	603,500	1,966,565
Total		41,720,403
IRELAND 0.9%
Bank of Ireland (a)	9,038,800	3,835,308
CRH PLC	74,500	2,072,712
James Hardie Industries PLC	524,103	7,001,003
Total		12,909,023
ISRAEL 0.4%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	986,500	1,756,889
Teva Pharmaceutical Industries Ltd.	5,300	273,701
Teva Pharmaceutical Industries Ltd., ADR	83,600	4,417,424
Total		6,448,014
ITALY 1.3%
Enel SpA	611,679	3,461,727
Finmeccanica SpA (a)	633,800	6,256,150
Intesa Sanpaolo SpA	1,188,400	4,027,509
UniCredit SpA	594,300	5,428,227
Total		19,173,613
JAPAN 18.2%
Acom Co., Ltd. (a)	313,000	1,000,082
Aeon Mall Co., Ltd.	84,460	2,163,823
Ajinomoto Co., Inc.	118,000	1,688,827
Asahi Kasei Corp.	287,000	1,946,033
Astellas Pharma, Inc.	627,000	7,444,102
Chiyoda Corp.	120,000	1,548,352
Daikin Industries Ltd.	76,300	4,278,862
Dentsu, Inc.	71,600	2,711,351
Don Quijote Holdings Co., Ltd.	39,300	2,029,005
East Japan Railway Co.	103,900	7,653,019
Fuji Heavy Industries Ltd.	61,000	1,651,872
Fuji Media Holdings, Inc.	111,800	2,051,569
Fujitsu Ltd.	550,000	3,324,490
Hitachi Ltd.	926,000	6,854,307
Hitachi Metals Ltd.	150,000	2,136,692

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Honda Motor Co., Ltd.	221,900	$7,807,919
Hoya Corp.	99,600	3,115,589
Iida Group Holdings Co., Ltd.	137,300	1,901,166
Inpex Corp.	232,400	3,017,778
ITOCHU Corp.	386,800	4,525,725
Japan Tobacco, Inc.	264,100	8,289,416
JFE Holdings, Inc.	126,300	2,373,252
JSR Corp.	139,900	2,588,267
JTEKT Corp.	200,000	2,968,985
JX Holdings, Inc.	372,300	1,794,872
Kakaku.com, Inc.	128,700	2,092,374
Kawasaki Heavy Industries Ltd.	713,000	2,626,842
KDDI Corp.	166,400	9,662,016
Keyence Corp.	8,700	3,584,110
Komatsu Ltd.	175,100	3,670,895
Konica Minolta, Inc.	210,500	1,969,362
Mazda Motor Corp.	872,000	3,873,951
Miraca Holdings, Inc.	48,400	2,120,236
Mitsubishi Electric Corp.	702,000	7,902,272
Mitsubishi UFJ Financial Group, Inc.	1,471,200	8,101,583
Mitsubishi UFJ Lease & Finance Co., Ltd.	451,300	2,215,471
Mitsui Fudosan Co., Ltd.	202,000	6,162,661
Murata Manufacturing Co., Ltd.	53,200	5,028,516
NGK Insulators Ltd.	103,000	2,148,756
Nidec Corp.	61,200	3,752,630
Nintendo Co., Ltd.	6,400	765,054
Nomura Holdings, Inc.	586,500	3,762,328
Olympus Corp. (a)	80,800	2,580,001
Omron Corp.	122,100	5,052,098
ORIX Corp.	577,500	8,139,274
Rakuten, Inc.	375,300	5,013,122
Rohto Pharmaceutical Co., Ltd.	133,000	2,348,544
Santen Pharmaceutical Co., Ltd.	25,300	1,119,452
Sega Sammy Holdings, Inc.	164,200	3,686,094
Seiko Epson Corp.	76,800	2,399,751
Seven & I Holdings Co., Ltd.	188,800	7,194,127
Seven Bank Ltd.	507,700	1,992,417
Shin-Etsu Chemical Co., Ltd.	68,500	3,904,909
SoftBank Corp.	114,800	8,675,236
Sony Financial Holdings, Inc.	157,000	2,567,248
Sumitomo Heavy Industries Ltd.	393,000	1,598,418
Sumitomo Mitsui Financial Group, Inc.	255,900	10,968,880
Sumitomo Mitsui Trust Holdings, Inc.	955,000	4,320,945
Sumitomo Realty & Development Co., Ltd.	96,000	3,757,325
Suzuki Motor Corp.	124,000	3,233,003
TDK Corp.	72,200	3,010,892

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Tohoku Electric Power Co., Inc.	149,400	$1,536,414
Tokio Marine Holdings, Inc.	101,900	3,056,021
Toshiba Corp.	382,000	1,619,134
Toyota Motor Corp.	366,200	20,651,426
Total		264,729,143
LUXEMBOURG 0.2%
Altice SA (a)	76,200	3,394,953
MEXICO 0.1%
Fresnillo PLC	89,400	1,257,180
NETHERLANDS 3.4%
Aegon NV	895,338	8,218,557
ING Groep NV-CVA (a)	434,700	6,153,330
Koninklijke DSM NV	79,800	5,476,484
Koninklijke KPN NV (a)	1,211,164	4,279,855
Koninklijke Philips NV	299,515	10,524,044
Reed Elsevier NV	122,907	2,655,828
Unilever NV-CVA	290,100	11,923,741
Total		49,231,839
NORWAY 0.5%
Subsea 7 SA	106,100	1,972,165
Telenor ASA	242,900	5,383,084
Total		7,355,249
PAPUA NEW GUINEA 0.3%
Oil Search Ltd.	596,035	4,678,496
SINGAPORE 1.2%
Global Logistic Properties Ltd.	1,064,000	2,245,506
Keppel Corp., Ltd.	365,000	3,166,611
Noble Group Ltd.	2,219,000	2,097,843
Singapore Telecommunications Ltd.	553,000	1,607,414
United Overseas Bank Ltd.	484,493	8,357,232
Total		17,474,606
SPAIN 2.7%
Amadeus IT Holding SA, Class A	190,600	7,916,787
CaixaBank SA	12,367	79,565
CaixaBank SA	1,157,798	7,448,836
Grifols SA, ADR	129,997	5,368,876
Iberdrola SA	1,041,552	7,283,520
Inditex SA	35,072	5,261,713
International Consolidated Airlines Group SA (a)	550,200	3,835,393

Issuer	Shares	Value

Common Stocks (continued)
SPAIN (CONTINUED)
Telefonica SA	140,159	$2,217,639
Total		39,412,329
SWEDEN 2.9%
ASSA ABLOY AB, Class B	126,900	6,756,445
Hennes & Mauritz AB, Class B	235,897	10,059,418
Millicom International Cellular SA, SDR	13,400	1,365,403
Nordea Bank AB	762,000	10,807,843
Svenska Cellulosa AB, Class B	199,300	5,866,021
Svenska Handelsbanken AB, Class A	93,100	4,672,046
Swedbank AB, Class A	92,000	2,469,045
Total		41,996,221
SWITZERLAND 7.3%
Adecco SA, Registered Shares	51,586	4,291,783
Cie Financiere Richemont SA, Class A, Registered Shares	68,402	6,530,319
Nestlé SA, Registered Shares	311,231	23,429,018
Novartis AG, Registered Shares	55,819	4,735,507
Roche Holding AG, Genusschein Shares	92,236	27,648,368
SGS SA, Registered Shares	1,670	4,116,204
Swisscom AG	13,030	8,003,269
Syngenta AG, Registered Shares	21,358	8,076,443
UBS AG, Registered Shares	980,825	20,258,882
Total		107,089,793
UNITED KINGDOM 19.7%
AstraZeneca PLC	108,952	7,041,249
Aviva PLC	584,800	4,650,509
Babcock International Group PLC	166,000	3,727,781
BAE Systems PLC	450,100	3,108,092
Barclays PLC	2,696,011	10,490,525
BG Group PLC	988,558	18,417,234
British American Tobacco PLC	200,556	11,152,477
British Land Co. PLC	245,861	2,680,662
BT Group PLC	1,526,300	9,656,648
Bunzl PLC	76,900	2,046,133
Burberry Group PLC	113,900	2,648,943
Capita Group PLC (The)	141,900	2,592,792
Diageo PLC	128,649	3,991,421
Direct Line Insurance Group PLC	689,000	2,728,083
Drax Group PLC	226,200	2,888,658
Experian PLC	230,100	4,146,838
Hikma Pharmaceuticals PLC	132,953	3,681,650
HSBC Holdings PLC	672,367	6,809,691
Imperial Tobacco Group PLC	218,632	8,831,650

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Intercontinental Hotels Group PLC	86,600	$2,782,110
ITV PLC	2,438,700	7,785,775
Johnson Matthey PLC	31,746	1,731,188
Kingfisher PLC	566,300	3,978,467
Lloyds Banking Group PLC (a)	6,293,200	7,832,061
London Stock Exchange Group PLC	99,100	3,254,727
Meggitt PLC	267,200	2,137,775
Mondi PLC	135,800	2,374,925
Prudential PLC	592,419	12,528,358
Randgold Resources Ltd.	40,800	3,062,248
Reckitt Benckiser Group PLC	162,400	13,231,317
Reed Elsevier PLC	179,400	2,739,634
Resolution Ltd.	502,800	2,504,670
Rio Tinto PLC	346,600	19,285,218
Rolls-Royce Holdings PLC	301,400	5,396,625
Royal Dutch Shell PLC, Class A	588,203	21,485,444
Royal Dutch Shell PLC, Class B	65,900	2,571,395
SABMiller PLC	128,500	6,416,152
Scottish & Southern Energy PLC	87,300	2,138,015
Shire PLC	280,500	13,771,869
Standard Chartered PLC	498,535	10,418,248
Taylor Wimpey PLC	2,407,500	4,728,096
Unilever PLC	135,300	5,776,730
Vodafone Group PLC	3,061,380	11,243,628
Whitbread PLC	47,136	3,270,616
Wolseley PLC	54,654	3,107,981
Total		286,844,308
Total Common Stocks (Cost: $1,137,748,786)		$1,343,486,530

Issuer	Shares	Value

Preferred Stocks 1.0%
GERMANY 1.0%
Volkswagen AG (a)	56,967	$14,762,194
Total Preferred Stocks (Cost: $10,545,562)		$14,762,194

	Shares	Value

Money Market Funds 6.2%
Columbia Short-Term Cash Fund, 0.094% (c)(d)	89,701,486	$89,701,486
Total Money Market Funds (Cost: $89,701,486)		$89,701,486
Total Investments
(Cost: $1,237,995,834) (e)		$1,447,950,210(f)
Other Assets & Liabilities, Net		8,952,452
Net Assets		$1,456,902,662

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $3,636,690 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EMINI MSCI EAFE INDEX	723	USD	68,504,250	06/2014	643,325	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $4,677,430, which represents 0.32% of net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	86,921,968	58,094,890	(55,315,372)	89,701,486	21,333	89,701,486

(e)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $1,237,996,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$223,085,000
Unrealized Depreciation	(13,131,000)
Net Unrealized Appreciation	$209,954,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Currency Legend
USD	US Dollar

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	159,806,698	—	159,806,698
Consumer Staples	—	147,854,131	—	147,854,131
Energy	—	83,108,033	—	83,108,033
Financials	—	340,430,505	—	340,430,505
Health Care	9,786,300	147,754,809	—	157,541,109
Industrials	—	175,160,514	—	175,160,514
Information Technology	—	57,341,649	—	57,341,649
Materials	—	99,910,358	—	99,910,358
Telecommunication Services	—	85,644,848	—	85,644,848
Utilities	—	36,688,685	—	36,688,685
Preferred Stocks
Consumer Discretionary	—	14,762,194	—	14,762,194
Total Equity Securities	9,786,300	1,348,462,424	—	1,358,248,724
Mutual Funds
Money Market Funds	89,701,486	—	—	89,701,486
Total Mutual Funds	89,701,486	—	—	89,701,486
Investments in Securities	99,487,786	1,348,462,424	—	1,447,950,210
Derivatives
Assets
Futures Contracts	643,325	—	—	643,325
Total	100,131,111	1,348,462,424	—	1,448,593,535

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Sit Dividend Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 7.5%
Hotels, Restaurants & Leisure 0.7%
McDonald’s Corp.	108,400	$10,626,452
Media 2.5%
Time Warner, Inc.	339,800	22,199,134
Viacom, Inc., Class B	212,600	18,068,874
Total		40,268,008
Multiline Retail 1.1%
Macy’s, Inc.	292,500	17,342,325
Specialty Retail 2.2%
Home Depot, Inc. (The)	259,265	20,515,639
TJX Companies, Inc. (The)	243,700	14,780,405
Total		35,296,044
Textiles, Apparel & Luxury Goods 1.0%
Nike, Inc., Class B	224,900	16,611,114
TOTAL CONSUMER DISCRETIONARY		120,143,943
CONSUMER STAPLES 7.2%
Beverages 2.6%
Diageo PLC, ADR	73,850	9,200,971
PepsiCo, Inc.	386,400	32,264,400
Total		41,465,371
Food & Staples Retailing 1.5%
CVS Caremark Corp.	327,264	24,498,983
Household Products 2.2%
Colgate-Palmolive Co.	119,900	7,777,913
Procter & Gamble Co. (The)	339,550	27,367,730
Total		35,145,643
Tobacco 0.9%
Philip Morris International, Inc.	173,048	14,167,440
TOTAL CONSUMER STAPLES		115,277,437
ENERGY 9.0%
Energy Equipment & Services 1.3%
Helmerich & Payne, Inc.	7,400	795,944
Oceaneering International, Inc.	168,300	12,094,038
Seadrill Ltd.	224,800	7,903,968
Total		20,793,950

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 7.7%
Chevron Corp.	362,300	$43,081,093
Kinder Morgan, Inc.	571,600	18,571,284
Marathon Petroleum Corp.	159,600	13,891,584
Occidental Petroleum Corp.	315,600	30,073,524
Suncor Energy, Inc.	548,100	19,161,576
Total		124,779,061
TOTAL ENERGY		145,573,011
FINANCIALS 17.3%
Banks 4.4%
First Republic Bank	243,400	13,141,166
JPMorgan Chase & Co.	628,300	38,144,093
U.S. Bancorp	445,500	19,094,130
Total		70,379,389
Capital Markets 4.9%
Ares Capital Corp.	526,500	9,276,930
Franklin Resources, Inc.	253,500	13,734,630
Goldman Sachs Group, Inc. (The)	96,700	15,844,295
T. Rowe Price Group, Inc.	235,600	19,401,660
Waddell & Reed Financial, Inc., Class A	277,000	20,392,740
Total		78,650,255
Consumer Finance 1.1%
Discover Financial Services	311,900	18,149,461
Diversified Financial Services 1.0%
Moody’s Corp.	202,300	16,046,436
Insurance 5.4%
ACE Ltd.	120,700	11,956,542
Arthur J Gallagher & Co.	231,700	11,024,286
Marsh & McLennan Companies, Inc.	408,700	20,148,910
MetLife, Inc.	348,800	18,416,640
Validus Holdings Ltd.	293,100	11,052,801
XL Group PLC	483,100	15,096,875
Total		87,696,054
Real Estate Investment Trusts (REITs) 0.5%
Public Storage	46,100	7,767,389
TOTAL FINANCIALS		278,688,984

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 17.4%
Health Care Equipment & Supplies 6.3%
Abbott Laboratories	366,447	$14,111,874
Becton Dickinson and Co.	80,300	9,401,524
Covidien PLC	432,600	31,865,316
Medtronic, Inc.	269,600	16,591,184
Stryker Corp.	351,300	28,620,411
Total		100,590,309
Health Care Providers & Services 3.3%
Cardinal Health, Inc.	331,700	23,212,366
McKesson Corp.	83,000	14,655,310
UnitedHealth Group, Inc.	193,000	15,824,070
Total		53,691,746
Pharmaceuticals 7.8%
Bristol-Myers Squibb Co.	366,100	19,018,895
Johnson & Johnson	506,650	49,768,230
Merck & Co., Inc.	471,400	26,761,378
Pfizer, Inc.	931,217	29,910,690
Total		125,459,193
TOTAL HEALTH CARE		279,741,248
INDUSTRIALS 18.5%
Aerospace & Defense 4.0%
Honeywell International, Inc.	404,500	37,521,420
United Technologies Corp.	231,625	27,063,065
Total		64,584,485
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	131,800	12,834,684
Commercial Services & Supplies 1.3%
Tyco International Ltd.	506,000	21,454,400
Construction & Engineering 0.9%
Fluor Corp.	175,900	13,672,707
Electrical Equipment 2.3%
Eaton Corp. PLC	298,800	22,445,856
Emerson Electric Co.	223,600	14,936,480
Total		37,382,336
Industrial Conglomerates 1.1%
3M Co.	126,100	17,106,726
Machinery 2.4%
Caterpillar, Inc.	79,300	7,880,041

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Cummins, Inc.	58,700	$8,745,713
Snap-On, Inc.	196,460	22,294,281
Total		38,920,035
Professional Services 2.2%
Equifax, Inc.	190,000	12,925,700
Nielsen Holdings NV	283,300	12,643,679
Robert Half International, Inc.	245,000	10,277,750
Total		35,847,129
Road & Rail 2.1%
Ryder System, Inc.	145,000	11,588,400
Union Pacific Corp.	116,700	21,899,922
Total		33,488,322
Trading Companies & Distributors 0.8%
WW Grainger, Inc.	49,950	12,620,367
Transportation Infrastructure 0.6%
Macquarie Infrastructure Co., LLC	179,500	10,279,965
TOTAL INDUSTRIALS		298,191,156
INFORMATION TECHNOLOGY 13.4%
Communications Equipment 1.5%
QUALCOMM, Inc.	295,100	23,271,586
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	132,000	7,947,720
IT Services 3.6%
Accenture PLC, Class A	273,000	21,763,560
Automatic Data Processing, Inc.	157,800	12,191,628
International Business Machines Corp.	124,300	23,926,507
Total		57,881,695
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	729,000	14,886,180
Avago Technologies Ltd.	311,461	20,061,203
Intel Corp.	794,370	20,502,690
Total		55,450,073
Software 3.1%
Microsoft Corp.	941,600	38,596,184
Oracle Corp.	266,400	10,898,424
Total		49,494,608

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	34,180	$18,345,773
EMC Corp.	118,700	3,253,567
Total		21,599,340
TOTAL INFORMATION TECHNOLOGY		215,645,022
MATERIALS 2.1%
Chemicals 0.7%
LyondellBasell Industries NV, Class A	133,500	11,873,490
Paper & Forest Products 1.4%
International Paper Co.	481,800	22,104,984
TOTAL MATERIALS		33,978,474
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	681,350	32,411,819
Wireless Telecommunication Services 1.1%
Rogers Communications, Inc., Class B	422,125	17,492,860
TOTAL TELECOMMUNICATION SERVICES		49,904,679

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 2.0%
Electric Utilities 1.1%
NextEra Energy, Inc.	190,400	$18,206,048
Multi-Utilities 0.9%
Wisconsin Energy Corp.	298,000	13,871,900
TOTAL UTILITIES		32,077,948
Total Common Stocks (Cost: $1,295,194,190)		$1,569,221,902

Mutual Funds 1.4%
Kayne Anderson MLP Investment Co.	642,200	$23,575,162
Total Mutual Funds (Cost: $21,491,148)		$23,575,162

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.094% (a)(b)	20,533,672	20,533,672
Total Money Market Funds (Cost: $20,533,672)		$20,533,672
Total Investments
(Cost: $1,337,219,010)		$1,613,330,736(c)
Other Assets & Liabilities, Net		(3,774,057)
Net Assets		$1,609,556,679

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,103,780	45,732,526	(54,302,634)	20,533,672	5,872	20,533,672

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	120,143,943	—	—	120,143,943
Consumer Staples	115,277,437	—	—	115,277,437
Energy	145,573,011	—	—	145,573,011
Financials	278,688,984	—	—	278,688,984
Health Care	279,741,248	—	—	279,741,248
Industrials	298,191,156	—	—	298,191,156
Information Technology	215,645,022	—	—	215,645,022
Materials	33,978,474	—	—	33,978,474
Telecommunication Services	49,904,679	—	—	49,904,679
Utilities	32,077,948	—	—	32,077,948
Total Equity Securities	1,569,221,902	—	—	1,569,221,902
Mutual Funds
Equity Funds	23,575,162	—	—	23,575,162
Money Market Funds	20,533,672	—	—	20,533,672
Total Mutual Funds	44,108,834	—	—	44,108,834
Total	1,613,330,736	—	—	1,613,330,736

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – TCW Core Plus Bond Fund (formerly Variable Portfolio – PIMCO Mortgage-Backed Securities Fund)

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 5.0%
Airlines 0.3%
America West Airlines Pass-Through Trust Pass-Thru Certificates
10/02/22	7.100%	$3,029,533	$3,332,487
Banking 1.9%
Bank of America Corp. Senior Unsecured (a)(b)
04/01/19	1.103%	6,000,000	6,020,573
Goldman Sachs Group, Inc. (The) Senior Unsecured
04/01/18	6.150%	5,000,000	5,715,960
Morgan Stanley Senior Unsecured
05/13/19	7.300%	5,000,000	6,063,965
Royal Bank of Scotland PLC (The) Subordinated Notes (a)
09/29/15	0.974%	5,000,000	4,925,000
Total			22,725,498
Gas Pipelines 0.2%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	2,000,000	2,015,000
Health Care 0.7%
Catholic Health Initiatives Secured
11/01/22	2.950%	6,415,000	6,039,437
Hartford HealthCare Corp. Senior Secured
04/01/44	5.746%	3,000,000	3,051,775
Total			9,091,212
Non-Captive Diversified 0.4%
General Electric Capital Corp. Senior Unsecured (a)
05/05/26	0.616%	6,000,000	5,486,670
REITs 1.3%
ARC Properties Operating Partnership LP/Clark Acquisition LLC (c)
02/06/17	2.000%	5,000,000	5,001,480
HCP, Inc. Senior Unsecured
02/01/21	5.375%	4,154,000	4,650,951
Reckson Operating Partnership LP Senior Unsecured
03/31/16	6.000%	5,060,000	5,489,063

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs (continued)
Ventas Realty LP/Capital Corp.
03/01/22	4.250%	$978,000	$1,015,302
Total			16,156,796
Wireless 0.1%
Sprint Corp. (c)
09/15/21	7.250%	1,100,000	1,199,000
Wirelines 0.1%
Windstream Corp.
11/01/17	7.875%	1,000,000	1,147,500
Total Corporate Bonds & Notes (Cost: $61,082,733)			$61,154,163

Residential Mortgage-Backed Securities - Agency 28.8%
Federal Home Loan Mortgage Corp. (a)(d)
CMO Series 2863 Class FM
10/15/31	0.655%	7,103,668	7,143,982
CMO Series 4083 Class US
06/15/42	4.048%	1,661,488	1,330,334
CMO Series 4102 Class CS
09/15/42	4.049%	2,336,975	1,774,489
CMO Series 4255 Class SN
05/15/35	11.862%	2,457,639	2,593,252
CMO Series 4262 Class SB
05/15/41	13.114%	3,242,914	3,114,921
CMO Series 4265 Class ES
11/15/43	13.274%	2,345,094	2,587,705
Federal Home Loan Mortgage Corp. (a)(d)(e)(f)
CMO IO Series 2980 Class SL
11/15/34	6.545%	666,018	121,865
Federal Home Loan Mortgage Corp. (d)
07/01/43	3.000%	8,026,560	7,749,178
09/01/32	3.500%	2,006,509	2,064,822
07/01/23-07/01/43	4.000%	4,797,192	4,992,311
05/01/24-04/01/41	4.500%	32,640,734	34,832,967
03/01/28-07/01/41	5.000%	8,776,731	9,559,514
05/01/23-02/01/41	5.500%	4,964,749	5,467,943
01/01/29-03/01/40	6.000%	2,709,889	3,013,228
Federal Home Loan Mortgage Corp. (d)(e)
CMO IO Series 4037 Class PI
04/15/27	3.000%	2,054,990	226,218
CMO IO Series 4090 Class EI
08/15/22	2.500%	3,382,963	256,821
CMO IO Series 4093 Class IA
03/15/42	4.000%	2,157,500	920,169
Federal National Mortgage Association (a)(d)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2007-55 Class DS
06/25/37	14.614%	$1,014,191	$1,122,900
CMO Series 2012-83 Class US
08/25/42	4.124%	1,390,551	1,231,446
CMO Series 2013-115 Class SE
11/25/43	11.589%	2,025,454	2,009,613
Series 2012-M14 Class A2
09/25/22	2.301%	7,185,000	6,763,190
Federal National Mortgage Association (a)(d)(e)
CMO IO Series 2006-15 Class IS
03/25/36	6.426%	6,894,904	1,106,265
CMO IO Series 2013-58 Class SP
02/25/43	6.096%	6,474,532	1,265,010
CMO IO Series 2013-81 Class NS
10/25/42	6.046%	1,503,487	254,285
CMO IO Series 2013-M14 Class SA
08/25/18	6.496%	17,914,569	3,768,358
Federal National Mortgage Association (a)(d)(e)(f)
CMO IO Series 2004-94 Class HJ
10/25/34	6.546%	637,479	84,096
CMO IO Series 2006-8 Class HL
03/25/36	6.546%	3,373,131	642,753
CMO IO Series 2013-M12 Class SA
10/25/17	6.516%	1,657,566	196,189
Federal National Mortgage Association (a)(d)(f)
CMO Series 2012-151 Class SB
01/25/43	5.772%	4,028,265	3,000,495
CMO Series 2012-9 Class NS
02/25/42	9.597%	1,370,644	1,279,828
Federal National Mortgage Association (b)(d)
04/10/44	3.500%	5,995,000	6,030,595
04/10/44	4.000%	7,980,000	8,294,212
Federal National Mortgage Association (d)
12/01/42-08/01/43	3.000%	28,379,237	27,409,890
01/01/21-07/01/43	3.500%	30,216,766	30,507,519
07/01/18-08/01/43	4.000%	27,048,514	28,594,120
02/01/18-07/01/26	4.500%	15,707,986	16,666,690
04/01/18-12/01/41	5.000%	9,842,594	10,700,382
12/01/15-07/01/40	5.500%	8,036,936	8,909,704
03/01/23-11/01/40	6.000%	13,209,245	14,730,739
03/01/36	6.500%	76,035	85,337
CMO Series 2013-13 Class PH
04/25/42	2.500%	12,782,904	12,599,303
CMO Series 2013-34 Class PC
08/25/42	2.500%	1,824,189	1,760,499
Federal National Mortgage Association (d)(e)
CMO IO Series 2013-45 Class IK
02/25/43	3.000%	1,071,352	198,798
Government National Mortgage Association (a)(d)(e)
CMO IO Series 2013-124 Class SB
10/20/41	5.993%	5,457,906	841,106

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2013-54 Class PS
07/20/42	6.043%	$1,129,586	$229,832
Government National Mortgage Association (a)(d)(e)(f)
CMO IO Series 2011-78 Class IX
08/16/46	1.193%	49,272,787	2,989,035
Government National Mortgage Association (b)(d)
04/18/43	3.500%	2,355,000	2,403,204
04/18/43	4.500%	9,640,000	10,391,619
Government National Mortgage Association (d)
09/15/41-06/15/42	3.500%	11,590,584	11,863,349
07/15/40-12/15/41	4.000%	8,119,123	8,548,151
08/15/33-03/20/42	4.500%	823,463	892,350
07/15/33-04/20/43	5.000%	14,398,391	15,741,268
11/15/36-08/15/40	6.000%	2,315,938	2,593,289
Government National Mortgage Association (d)(g)
CMO PO Series 2006-26 Class PO
06/20/36	0.000%	126,415	115,049
NCUA Guaranteed Notes (a)(d)
CMO Series 2010-R3 Class 2A
12/08/20	0.716%	14,721,948	14,846,164
CMO Series 2011-R4 Class 1A
03/06/20	0.536%	4,046,180	4,053,925
Total Residential Mortgage-Backed Securities - Agency (Cost: $352,268,057)			$352,470,276

Residential Mortgage-Backed Securities - Non-Agency 4.2%
Banc of America Funding Trust Series 2006-G Class 2A1 (a)(d)
07/25/36	0.377%	4,820,819	4,496,392
CSMC Trust Series 2009-14R Class 2A1 (c)(d)
06/26/37	5.000%	5,770,852	5,962,300
Chevy Chase Funding LLC CMO Series 2004-1A Class A1 (AMBAC) (a)(c)(d)
01/25/35	0.434%	71,629	63,853
Citigroup Mortgage Loan Trust, Inc. Series 2006-NC1 Class A2C (a)(d)
08/25/36	0.294%	7,606,930	5,630,528
Countrywide Alternative Loan Trust Series 2006-HY12 Class A5 (a)(d)
08/25/36	3.794%	3,200,000	3,034,224
Credit Suisse First Boston Mortgage Securities Corp. (a)(d)
CMO Series 2004-AR8 Class 7A1
09/25/34	2.548%	1,383,304	1,411,059
Series 2004-AR5 Class 2A1
06/25/34	2.648%	5,467,898	5,468,030

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A (a)(c)(d)
02/25/42	0.610%	$2,127,015	$1,701,612
RiverView HECM Trust (a)(c)(d)
CMO Series 2007-1 Class A
05/25/47	0.630%	6,328,683	5,062,946
CMO Series 2008-1 Class A1
09/26/41	0.904%	12,701,931	10,161,545
WaMu Mortgage Pass-Through Certificates (a)(d)
CMO Series 2003-AR10 Class A7
10/25/33	2.427%	2,917,964	2,961,546
CMO Series 2003-AR9 Class 1A6
09/25/33	2.419%	2,041,046	2,082,516
Series 2005-AR4 Class A5
04/25/35	2.403%	3,706,000	3,648,038
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $55,413,474)			$51,684,589

Commercial Mortgage-Backed Securities - Agency 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K501 Class A2 (d)
11/25/16	1.655%	1,000,000	1,016,121
Federal National Mortgage Association (a)(d)
Series 2001-M2 Class Z2
06/25/31	6.300%	825,422	913,384
Federal National Mortgage Association (d)
03/01/23	2.355%	4,492,086	4,300,253
06/01/23	2.763%	3,757,360	3,676,074
Government National Mortgage Association (a)(d)(e)(f)
CMO IO Series 2010-155 Class IO
06/16/39	1.249%	10,999,592	693,392
CMO IO Series 2011-121 Class IO
06/16/43	1.047%	23,263,232	1,029,189
CMO IO Series 2012-55 Class IO
04/16/52	1.222%	4,357,366	252,213
Government National Mortgage Association (d)(e)(f)
CMO IO Series 2012-125 Class IK
08/16/52	0.561%	25,000,000	615,000
Total Commercial Mortgage-Backed Securities - Agency (Cost: $12,363,683)			$12,495,626

Commercial Mortgage-Backed Securities - Non-Agency 2.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-4 Class A4 (a)(d)
07/10/45	5.191%	6,000,000	6,062,226
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR9 Class A4A (d)
09/11/42	4.871%	6,000,000	6,268,404

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
DBUBS Mortgage Trust Series 2011-LC2A Class A1FL (a)(c)(d)
07/12/44	1.505%	$4,514,714	$4,575,333
GS Mortgage Securities Trust Series 2011-GC3 Class A2 (c)(d)
03/10/44	3.645%	5,706,000	5,976,048
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A3 (c)(d)
02/15/46	4.388%	5,100,000	5,545,592
LB Commercial Mortgage Trust Series 2007-C3 Class A4B (d)
07/15/44	5.517%	300,000	329,971
WaMu Commercial Mortgage Securities Trust Series 2007-SL3 Class A1A (a)(c)(d)
03/23/45	5.336%	1,088,596	1,121,105
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $29,441,995)			$29,878,679

Asset-Backed Securities - Non-Agency 3.1%
Education Loan Asset-Backed Trust I Series 2013-1 Class A2 (a)(c)
04/26/32	0.954%	3,090,000	3,044,353
SLC Student Loan Trust (a)
Series 2006-1 Class B
03/15/39	0.443%	705,984	628,377
Series 2008-2 Class B
09/15/22	1.983%	1,780,000	1,770,981
SLM Student Loan Trust (a)
Series 2007-7 Class B
10/25/28	0.989%	1,990,000	1,756,364
Series 2007-8 Class B
04/27/43	1.239%	1,940,118	1,758,327
Series 2008-4 Class A4
07/25/22	1.889%	2,900,000	3,056,559
Series 2008-5 Class B
07/25/29	2.089%	1,750,000	1,770,214
Series 2008-8 Class A4
04/25/23	1.739%	2,925,000	3,041,125
Series 2008-9 Class A
04/25/23	1.739%	15,547,043	16,040,071
Series 2008-9 Class B
10/25/29	2.489%	1,700,000	1,775,160
SLM Student Loan Trust (a)(c)
Series 2003-11 Class A5
12/15/22	0.283%	3,070,000	3,046,610
Total Asset-Backed Securities - Non-Agency (Cost: $37,841,049)			$37,688,141

U.S. Treasury Obligations 37.9%
U.S. Treasury
08/31/18	1.500%	5,452,000	5,441,778

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/28/19	1.500%	$194,500,000	$192,555,000
03/31/19	1.625%	30,000,000	29,845,312
04/30/20	1.125%	17,400,000	16,441,643
10/31/20	1.750%	8,300,000	8,058,785
12/31/20	2.375%	18,100,000	18,241,397
01/31/21	2.125%	6,000,000	5,941,404
11/15/23	2.750%	5,200,000	5,223,563
02/15/24	2.750%	116,930,000	117,185,843
11/15/43	3.750%	38,600,000	39,963,043
U.S. Treasury (a)
01/31/16	0.090%	24,700,000	24,688,442
Total U.S. Treasury Obligations (Cost: $464,936,603)			$463,586,210

U.S. Government & Agency Obligations 15.2%
Federal Home Loan Bank Discount Notes (h)
04/10/14	0.000%	1,500,000	1,499,977
05/22/14	0.000%	82,000,000	81,995,262
06/25/14	0.000%	29,000,000	28,997,941
Federal National Mortgage Association Discount Notes (h)
06/25/14	0.000%	73,184,000	73,178,804
Total U.S. Government & Agency Obligations (Cost: $185,666,583)			$185,671,984

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.3%
Illinois 0.1%
City of Chicago Refunding Unlimited General Obligation Bonds Taxable Projest Series 2009E
01/01/29	6.050%	1,000,000	1,013,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York 0.2%
City of New York Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/31	5.206%	$2,400,000	$2,603,712
Total Municipal Bonds (Cost: $3,615,156)			$3,617,622

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 1.1%
United States 1.1%
U.S. Treasury Bills
04/10/14	0.050%	12,500,000	12,499,816
07/17/14	0.040%	340,000	339,957
Total			12,839,773
Total Treasury Bills (Cost: $12,839,783)			$12,839,773

		Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.094% (i)(j)		23,405,773	$23,405,773
Total Money Market Funds (Cost: $23,405,773)			$23,405,773
Total Investments
(Cost: $1,238,874,889) (k)			$1,234,492,836(l)
Other Assets & Liabilities, Net			(11,107,350)
Net Assets			$1,223,385,486

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $52,461,777 or 4.29% of net assets.

(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(f)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $10,904,055, representing 0.89% of net assets. Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Federal Home Loan Mortgage Corp.
CMO IO Series 2980 Class SL
6.545% 11/15/34	06-17-10	34,999
Federal National Mortgage Association
CMO Series 2012-151 Class SB
5.772% 01/25/43	04-30-13 - 05-02-13	4,008,123
Federal National Mortgage Association
CMO Series 2012-9 Class NS
9.597% 02/25/42	08-14-13	1,336,378
Federal National Mortgage Association
CMO IO Series 2004-94 Class HJ
6.546% 10/25/34	06-07-13	84,378
Federal National Mortgage Association
CMO IO Series 2006-8 Class HL
6.546% 03/25/36	10-03-11 - 11-19-12	565,555
Federal National Mortgage Association
CMO IO Series 2013-M12 Class SA
6.516% 10/25/17	09-16-13	179,092
Government National Mortgage Association
CMO IO Series 2011-78 Class IX
1.193% 08/16/46	05-23-11	3,675,285
Government National Mortgage Association
CMO IO Series 2010-155 Class IO
1.249% 06/16/39	08-27-13	619,347
Government National Mortgage Association
CMO IO Series 2011-121 Class IO
1.047% 06/16/43	06-14-13	1,060,484
Government National Mortgage Association
CMO IO Series 2012-55 Class IO
1.222% 04/16/52	08-27-13	244,060
Government National Mortgage Association
CMO IO Series 2012-125 Class IK
0.561% 08/16/52	05-13-13	666,543

(g)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	52,971,693	(29,565,920)	23,405,773	804	23,405,773

(k)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $1,238,875,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,829,000
Unrealized Depreciation	(9,211,000)
Net Unrealized Depreciation	$(4,382,000)

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	—	3,332,487	3,332,487
All Other Industries	—	57,821,676	—	57,821,676
Residential Mortgage-Backed Securities - Agency	—	352,470,276	—	352,470,276
Residential Mortgage-Backed Securities - Non-Agency	—	34,758,486	16,926,103	51,684,589
Commercial Mortgage-Backed Securities - Agency	—	12,495,626	—	12,495,626
Commercial Mortgage-Backed Securities - Non-Agency	—	29,878,679	—	29,878,679
Asset-Backed Securities - Non-Agency	—	37,688,141	—	37,688,141
U.S. Treasury Obligations	463,586,210	—	—	463,586,210
Municipal Bonds	—	3,617,622	—	3,617,622
Total Bonds	463,586,210	528,730,506	20,258,590	1,012,575,306
Short-Term Securities
U.S. Government & Agency Obligations	—	185,671,984	—	185,671,984
Treasury Bills	12,839,773	—	—	12,839,773
Total Short-Term Securities	12,839,773	185,671,984	—	198,511,757
Mutual Funds
Money Market Funds	23,405,773	—	—	23,405,773
Total Mutual Funds	23,405,773	—	—	23,405,773
Total	499,831,756	714,402,490	20,258,590	1,234,492,836

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Corporate Bonds & Notes ($)	Total ($)
Balance as of December 31, 2013	6,596,904	16,921,774	—	23,518,678
Accrued discounts/premiums	(1,295)	—	(69)	(1,364)
Realized gain (loss)	(35,107)	15,523	—	(19,584)
Change in unrealized appreciation (depreciation)(a)	(15,944)	436,119	69	420,244
Sales	(6,314,852)	(447,313)	—	(6,762,165)
Purchases	—	—	3,332,487	3,332,487
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(229,706)	—	—	(229,706)
Balance as of March 31, 2014	—	16,926,103	3,332,487	20,258,590

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2014 was $436,188, which is comprised of Corporate Bonds & Notes of $69 and Residential Mortgage-Backed Securities - Non-Agency of $436,119.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain corporate bonds and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Victory Established Value Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 16.9%
Auto Components 5.1%
Allison Transmission Holdings, Inc.	712,700	$21,338,238
Autoliv, Inc.	157,500	15,805,125
Johnson Controls, Inc.	309,300	14,636,076
Total		51,779,439
Automobiles 1.5%
Harley-Davidson, Inc.	227,800	15,173,758
Hotels, Restaurants & Leisure 3.0%
International Game Technology	579,900	8,153,394
Marriott International, Inc., Class A	391,100	21,909,422
Total		30,062,816
Media 2.8%
Gannett Co., Inc.	448,900	12,389,640
Omnicom Group, Inc.	220,600	16,015,560
Total		28,405,200
Multiline Retail 1.3%
Nordstrom, Inc.	213,400	13,326,830
Specialty Retail 3.2%
Chico’s FAS, Inc.	986,200	15,808,786
Penske Automotive Group, Inc.	103,500	4,425,660
Sally Beauty Holdings, Inc. (a)	453,100	12,414,940
Total		32,649,386
TOTAL CONSUMER DISCRETIONARY		171,397,429
CONSUMER STAPLES 2.1%
Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	193,500	13,078,665
Food Products 0.8%
Ingredion, Inc.	115,300	7,849,624
TOTAL CONSUMER STAPLES		20,928,289
ENERGY 5.9%
Energy Equipment & Services 1.1%
Helmerich & Payne, Inc.	104,600	11,250,776
Oil, Gas & Consumable Fuels 4.8%
Cimarex Energy Co.	91,800	10,934,298
Devon Energy Corp.	357,900	23,954,247

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Energen Corp.	169,684	$13,712,164
Total		48,600,709
TOTAL ENERGY		59,851,485
FINANCIALS 20.4%
Banks 5.8%
City National Corp.	136,500	10,745,280
Cullen/Frost Bankers, Inc.	213,000	16,513,890
Fifth Third Bancorp	785,000	18,015,750
SunTrust Banks, Inc.	339,209	13,497,126
Total		58,772,046
Capital Markets 1.4%
Invesco Ltd.	395,000	14,615,000
Insurance 9.1%
Alleghany Corp. (a)	39,000	15,887,820
Chubb Corp. (The)	159,800	14,270,140
Markel Corp. (a)	32,800	19,552,080
Marsh & McLennan Companies, Inc.	345,300	17,023,290
Willis Group Holdings PLC	374,169	16,512,078
WR Berkley Corp.	210,513	8,761,551
Total		92,006,959
Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	241,423	17,517,653
Real Estate Management & Development 2.4%
Jones Lang LaSalle, Inc.	204,500	24,233,250
TOTAL FINANCIALS		207,144,908
HEALTH CARE 6.1%
Health Care Equipment & Supplies 3.8%
Becton Dickinson and Co.	161,000	18,849,880
CareFusion Corp. (a)	509,600	20,496,112
Total		39,345,992
Health Care Providers & Services 2.3%
Patterson Companies, Inc.	553,272	23,104,639
TOTAL HEALTH CARE		62,450,631

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 17.4%
Airlines 1.7%
Southwest Airlines Co.	748,900	$17,681,529
Commercial Services & Supplies 4.5%
Cintas Corp.	296,100	17,650,521
Clean Harbors, Inc. (a)	181,500	9,944,385
Republic Services, Inc.	521,900	17,828,104
Total		45,423,010
Construction & Engineering 1.3%
MasTec, Inc. (a)	315,800	13,718,352
Electrical Equipment 2.3%
Hubbell, Inc., Class B	78,100	9,361,847
Rockwell Automation, Inc.	112,025	13,952,713
Total		23,314,560
Machinery 6.1%
Dover Corp.	136,251	11,138,519
Ingersoll-Rand PLC	160,400	9,181,296
Kennametal, Inc.	316,900	14,038,670
Parker Hannifin Corp.	100,760	12,061,980
Xylem, Inc.	414,700	15,103,374
Total		61,523,839
Professional Services 1.5%
Robert Half International, Inc.	361,900	15,181,705
TOTAL INDUSTRIALS		176,842,995
INFORMATION TECHNOLOGY 16.5%
Communications Equipment 2.0%
Juniper Networks, Inc. (a)	773,913	19,935,999
Electronic Equipment, Instruments & Components 3.7%
Avnet, Inc.	367,100	17,081,163
TE Connectivity Ltd.	350,000	21,073,500
Total		38,154,663
IT Services 3.4%
Broadridge Financial Solutions, Inc.	459,600	17,069,544
Fidelity National Information Services, Inc.	320,000	17,104,000
Total		34,173,544
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	371,000	19,714,940
KLA-Tencor Corp.	313,000	21,640,820

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. (a)	1,791	$98,505
ON Semiconductor Corp. (a)	1,536,800	14,445,920
Skyworks Solutions, Inc. (a)	136,100	5,106,472
Total		61,006,657
Software 1.4%
Synopsys, Inc. (a)	376,700	14,469,047
TOTAL INFORMATION TECHNOLOGY		167,739,910
MATERIALS 7.8%
Chemicals 2.5%
International Flavors & Fragrances, Inc.	113,900	10,896,813
RPM International, Inc.	332,800	13,924,352
Total		24,821,165
Containers & Packaging 3.7%
Avery Dennison Corp.	389,900	19,756,233
Bemis Co., Inc.	460,700	18,077,868
Total		37,834,101
Metals & Mining 1.6%
Reliance Steel & Aluminum Co.	230,732	16,303,523
TOTAL MATERIALS		78,958,789
UTILITIES 5.7%
Electric Utilities 1.5%
Xcel Energy, Inc.	514,552	15,621,799
Gas Utilities 1.7%
Atmos Energy Corp.	369,700	17,423,961
Multi-Utilities 2.5%
Alliant Energy Corp.	278,100	15,798,861
Sempra Energy	95,186	9,210,197
Total		25,009,058
TOTAL UTILITIES		58,054,818
Total Common Stocks (Cost: $792,561,189)		$1,003,369,254

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	7,106,492	$7,106,492
Total Money Market Funds (Cost: $7,106,492)		$7,106,492

Total Investments
(Cost: $799,667,681)	$1,010,475,746(d)
Other Assets & Liabilities, Net	4,592,616
Net Assets	$1,015,068,362

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,901,185	48,178,941	(59,973,634)	7,106,492	4,336	7,106,492

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	171,397,429	—	—	171,397,429
Consumer Staples	20,928,289	—	—	20,928,289
Energy	59,851,485	—	—	59,851,485
Financials	207,144,908	—	—	207,144,908
Health Care	62,450,631	—	—	62,450,631
Industrials	176,842,995	—	—	176,842,995
Information Technology	167,739,910	—	—	167,739,910
Materials	78,958,789	—	—	78,958,789
Utilities	58,054,818	—	—	58,054,818
Total Equity Securities	1,003,369,254	—	—	1,003,369,254
Mutual Funds
Money Market Funds	7,106,492	—	—	7,106,492
Total Mutual Funds	7,106,492	—	—	7,106,492
Total	1,010,475,746	—	—	1,010,475,746

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 29.6%
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-11 Class A8 (a)
01/25/28	6.500%	$2,155,533	$2,440,751
Federal Home Loan Mortgage Corp. (a)
09/01/24-08/01/26	4.500%	26,347,021	28,209,060
07/01/41	5.500%	2,217,788	2,518,241
11/01/37-12/01/38	6.500%	2,051,812	2,279,707
CMO Series 2638 Class MJ
07/15/33	5.000%	8,075,000	8,808,549
CMO Series 2744 Class JH
02/15/34	5.000%	3,099,000	3,359,183
CMO Series 2762 Class LY
03/15/34	5.000%	3,235,872	3,532,181
CMO Series 3537 Class DL
05/15/39	6.000%	5,588,367	6,154,256
CMO Series 3613 Class HJ
12/15/39	5.500%	21,429,522	23,717,809
CMO Series 3704 Class CT
12/15/36	7.000%	2,974,689	3,546,728
Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.000%	1,921	2,147
CMO Series T-57 Class 1A3
07/25/43	7.500%	1,033,562	1,228,753
CMO Series T-59 Class 1A3
10/25/43	7.500%	200,918	236,796
CMO Series T-60 Class 1A2
03/25/44	7.000%	209,198	251,861
CMO Series T-60 Class 1A3
03/25/44	7.500%	81,958	97,295
Federal Home Loan Mortgage Corp. (a)(b)
04/01/44	2.933%	12,321,000	12,745,237
10/01/43	3.105%	2,269,107	2,360,244
08/01/41	3.114%	6,398,123	6,696,245
08/01/41	3.159%	12,519,750	13,077,084
10/01/41	3.257%	4,674,269	4,877,156
08/01/41	3.562%	5,433,759	5,783,260
07/01/38	5.863%	6,508,574	6,985,788
10/01/38	5.941%	2,419,503	2,582,863
06/01/37	6.056%	1,986,856	2,124,467
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	6.795%	2,313,452	2,686,035
CMO Series T-51 Class 2A
08/25/42	7.500%	2,200,321	2,620,105
Federal Home Loan Mortgage Corp. (a)(c)
04/01/44	2.952%	17,060,000	17,677,092
Federal National Mortgage Association (a)
08/01/24-10/01/26	4.500%	25,946,636	27,943,437
02/01/23-07/25/40	5.000%	38,228,330	41,642,354
04/01/40-05/01/41	5.500%	10,550,542	11,916,017
07/01/36	6.000%	13,107,428	14,602,891

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/01/37-10/01/39	6.500%	$47,626,665	$55,069,429
07/01/32	7.500%	389,665	441,136
CMO Series 2000-T6 Class A1
06/25/30	7.500%	767,438	889,154
CMO Series 2001-T1 Class A1
10/25/40	7.500%	6,113,764	7,143,499
CMO Series 2001-T3 Class A1
11/25/40	7.500%	853,806	995,820
CMO Series 2001-T4 Class A1
07/25/41	7.500%	124,705	148,102
CMO Series 2001-T8 Class A1
07/25/41	7.500%	3,085,172	3,591,396
CMO Series 2002-14 Class A1
01/25/42	7.000%	921,625	1,045,979
CMO Series 2002-14 Class A2
01/25/42	7.500%	1,916,094	2,249,793
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,209,657	1,398,260
CMO Series 2002-26 Class A2
01/25/48	7.500%	3,629,144	4,340,198
CMO Series 2002-33 Class A2
06/25/32	7.500%	189,798	223,174
CMO Series 2002-80 Class A1
11/25/42	6.500%	1,632,704	1,877,258
CMO Series 2002-90 Class A1
06/25/42	6.500%	34,800	39,891
CMO Series 2002-T12 Class A3
05/25/42	7.500%	6,211,590	7,251,559
CMO Series 2002-T16 Class A2
07/25/42	7.000%	967,131	1,125,026
CMO Series 2002-W8 Class A3
06/25/42	7.500%	150,641	176,741
CMO Series 2003-25 Class KP
04/25/33	5.000%	4,644,153	5,060,450
CMO Series 2003-W2 Class 1A1
07/25/42	6.500%	23,137	26,272
CMO Series 2004-W11 Class 1A2
05/25/44	6.500%	3,459,372	3,985,345
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	196,540	217,642
CMO Series 2004-W2 Class 5A
03/25/44	7.500%	335,669	392,716
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	6,328,048	7,080,536
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	1,045,313	1,191,155
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	3,096,141	3,687,018
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	1,601,794	1,898,106
CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	2,645,366	3,055,509
CMO Series 2006-4 Class MD
03/25/35	6.000%	2,038,609	2,159,676
CMO Series 2009-14 Class A
06/25/35	7.000%	4,166,482	4,843,506
CMO Series 2012-28 Class PT

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
03/25/42	4.000%	$7,646,675	$8,031,686
CMO Series 2013-121 Class LB
12/25/43	3.000%	96,387,407	98,687,211
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	1,618,663	1,884,579
Federal National Mortgage Association (a)(b)
04/01/44	2.472%	8,074,588	8,255,591
01/01/44	2.535%	7,199,550	7,364,884
04/01/42	2.706%	4,751,147	4,975,363
01/01/44	2.758%	28,172,336	29,061,355
03/01/44	2.802%	12,404,197	12,767,032
11/01/43	2.806%	9,808,554	10,139,709
04/01/42	2.888%	7,084,783	7,319,226
10/01/41	3.042%	1,798,419	1,901,308
10/01/41	3.231%	14,204,808	15,009,437
06/01/41	3.266%	4,080,789	4,277,673
07/01/41	3.292%	11,059,316	11,705,225
09/01/41	3.339%	12,962,808	13,754,911
07/01/41	3.545%	2,047,419	2,174,597
09/01/41	3.607%	10,896,647	11,531,532
08/01/41	3.712%	5,950,179	6,309,817
CMO Series 1999-T2 Class A1
01/19/39	7.500%	345,444	385,728
CMO Series 2001-W3 Class A
09/25/41	7.000%	161,086	183,959
CMO Series 2002-W1 Class 2A
02/25/42	6.616%	655,963	763,401
CMO Series 2002-W6 Class 2A1
06/25/42	6.502%	1,127,104	1,282,922
CMO Series 2003-W1 Class 2A
12/25/42	6.677%	374,135	436,555
CMO Series 2003-W4 Class 4A
10/25/42	7.062%	914,927	1,049,863
CMO Series 2010-111 Class WA
10/25/40	6.046%	3,937,968	4,471,389
Federal National Mortgage Association (a)(b)(c)
03/01/44	2.362%	5,354,001	5,460,403
03/01/44	2.401%	5,387,614	5,497,926
Government National Mortgage Association (a)
03/15/33	5.500%	2,593,244	2,922,478
09/15/35	6.000%	18,810,606	21,651,927
08/15/36	6.500%	1,713,975	2,007,762
CMO Series 2009-42 Class CT
08/16/35	6.000%	8,042,534	8,977,607
Government National Mortgage Association (a)(b)
08/20/41	3.000%	7,380,770	7,633,162
05/20/41-08/20/41	3.500%	10,349,567	10,871,277
Total Residential Mortgage-Backed Securities - Agency (Cost: $712,841,377)			$713,055,433

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 0.2%
Federal National Mortgage Association Series 2011-M2 Class A1 (a)
07/25/21	2.019%	$4,692,445	$4,791,629
Total Commercial Mortgage-Backed Securities - Agency (Cost: $4,709,947)			$4,791,629

Commercial Mortgage-Backed Securities - Non-Agency 6.8%
CFCRE Commercial Mortgage Trust (a)
Series 2011-C2 Class A1
12/15/47	1.558%	2,546,653	2,559,328
CFCRE Commercial Mortgage Trust (a)(d)
Series 2011-C1 Class A1
04/15/44	1.871%	4,190,319	4,233,609
Commercial Mortgage Pass Through Certificates Series 2013-CR8 Class A1 (a)
06/10/46	1.024%	11,770,223	11,722,565
Commercial Mortgage Trust (a)
Series 2013-CR10 Class A1
08/10/46	1.278%	9,172,598	9,183,768
Series 2013-CR11 Class A1
10/10/46	1.468%	6,131,896	6,141,717
Series 2013-CR12 Class A1
10/10/46	1.295%	7,084,691	7,076,338
Series 2013-CR6 Class A1
03/10/46	0.719%	8,816,554	8,748,058
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4 (a)(b)
02/15/38	5.014%	4,057,239	4,144,506
DBUBS Mortgage Trust (a)
Series 2011-LC3A Class A1
08/10/44	2.238%	2,395,112	2,418,088
DBUBS Mortgage Trust (a)(d)
Series 2011-LC2A Class A1
07/10/44	3.527%	7,152,812	7,481,591
DDR I Depositor LLC Trust Series 2009-DDR1 Class A (a)(d)
10/14/22	3.807%	11,366,264	11,533,223
GS Mortgage Securities Corp. II Series 2010-C2 Class A1 (a)(d)
12/10/43	3.849%	9,477,025	9,961,460
GS Mortgage Securities Trust Series 2011-GC3 Class A2 (a)(d)
03/10/44	3.645%	23,127,000	24,221,532
JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C1 Class A2 (a)(d)
06/15/43	4.608%	4,689,000	5,089,769
JPMorgan Chase Commercial Mortgage Securities Corp. (a)
Series 2011-C5 Class A2
08/15/46	3.149%	1,556,806	1,623,717
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(d)
Series 2010-CNTR Class A1
08/05/32	3.300%	2,239,618	2,331,004

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A1 (a)(d)
02/15/46	1.875%	$823,991	$825,558
LB-UBS Commercial Mortgage Trust (a)(b)
Series 2004-C6 Class A6
08/15/29	5.020%	2,156,135	2,171,642
Series 2005-C7 Class A3
11/15/30	5.452%	2,448,748	2,518,723
Morgan Stanley Capital I Trust (a)(d)
Series 2011-C2 Class A1
06/15/44	1.480%	1,996,377	2,001,294
Series 2011-C2 Class A3
06/15/44	4.210%	1,251,000	1,344,826
Motel 6 Trust Series 2012-MTL6 Class A2 (a)(d)
10/05/25	1.948%	36,936,000	36,592,983
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $165,283,363)			$163,925,299

Asset-Backed Securities - Non-Agency 11.4%
Ally Auto Receivables Trust Series 2013-2 Class A4
11/15/18	1.240%	6,182,000	6,168,085
Ally Master Owner Trust
Series 2014-3 Class A
01/16/18	1.330%	5,730,000	5,731,931
Ally Master Owner Trust (b)
Series 2010-4 Class A
08/15/17	1.225%	4,000,000	4,028,065
Series 2014-1 Class A1
01/15/19	0.625%	8,777,000	8,781,930
Series 2014-2 Class A
01/16/18	0.526%	5,730,000	5,730,069
American Express Credit Account Master Trust Series 2013-2 Class A (b)
05/17/21	0.575%	14,010,000	14,048,501
American Express Issuance Trust II Series 2013-1 Class A (b)
02/15/19	0.435%	12,101,000	12,077,001
California Republic Auto Receivables Trust
Series 2013-2 Class A2
03/15/19	1.230%	11,523,000	11,512,128
Series 2014-1 Class A4
08/15/19	1.480%	5,671,000	5,669,683
Capital Auto Receivables Asset Trust
Series 2013-1 Class A3
06/20/17	0.790%	8,315,000	8,318,808
Series 2013-3 Class A2
11/21/16	1.040%	13,699,000	13,769,339
Series 2014-1 Class A3
06/20/18	1.320%	14,505,000	14,559,874

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Chase Issuance Trust Series 2014-A3 Class A3 (b)(c)
05/15/18	0.353%	$8,038,000	$8,038,000
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 (b)
09/10/20	0.584%	24,905,000	24,988,855
Discover Card Execution Note Trust Series 2013-A1 Class A1 (b)
08/17/20	0.455%	6,105,000	6,092,893
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1
02/15/19	1.200%	5,666,000	5,665,703
Nelnet Student Loan Trust (b)
Series 2006-2 Class A4
10/26/26	0.319%	11,438,358	11,410,516
Series 2007-1 Class A1
11/27/18	0.245%	1,184,305	1,182,050
SLC Student Loan Trust (b)
Series 2007-2 Class A2
05/15/28	0.636%	2,387,985	2,388,859
Series 2010-1 Class A
11/25/42	1.110%	4,144,286	4,203,926
SLM Private Education Loan Trust (b)
Series 2013-1 Class A2
09/25/19	0.404%	5,118,000	5,110,190
SLM Private Education Loan Trust (b)(d)
Series 2010-A Class 1A
05/16/44	3.200%	7,431,652	7,712,383
Series 2011-C Class A2A
10/17/44	3.405%	3,348,000	3,610,845
SLM Private Education Loan Trust (d)
Series 2012-B Class A2
10/15/30	3.480%	5,669,000	5,962,801
Series 2013-B Class A2A
06/17/30	1.850%	6,880,000	6,716,184
SLM Student Loan Trust (b)
Series 2002-6 Class A4CP
03/15/19	0.432%	1,328,111	1,326,747
Series 2003-6 Class A4
12/17/18	0.433%	1,247,478	1,246,457
Series 2005-6 Class A5B
07/27/26	1.439%	2,770,563	2,815,166
Series 2005-9 Class A5
01/27/25	0.359%	10,717,000	10,674,121
Series 2006-7 Class A5
01/27/25	0.339%	19,728,000	19,482,051
Series 2010-1 Class A
03/25/25	0.554%	8,186,053	8,197,121
Series 2013-3 Class A2
05/26/20	0.454%	3,090,000	3,082,978
Series 2013-6 Class A2
02/25/21	0.654%	2,814,000	2,818,564
SLM Student Loan Trust (b)(d)
Series 2011-B Class A1
12/16/24	1.005%	3,523,155	3,532,864
Series 2012-E Class A2B
06/15/45	1.905%	5,340,000	5,509,632

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-A Class A2B
01/15/26	1.305%	$7,669,000	$7,669,092
Santander Drive Auto Receivables Trust Series 2012-5 Class A3
12/15/16	0.830%	4,420,861	4,424,820
Total Asset-Backed Securities - Non-Agency (Cost: $273,943,601)			$274,258,232

U.S. Treasury Obligations 46.9%
U.S. Treasury
05/31/14	0.250%	111,192,000	111,226,692
12/31/14	0.125%	33,228,000	33,235,775
07/31/15	0.250%	112,174,000	112,279,163
08/31/15	0.375%	138,008,000	138,353,020
09/30/15	0.250%	45,642,000	45,656,263
10/31/15	0.250%	45,925,000	45,914,254
12/31/15	0.250%	18,574,000	18,549,334
01/31/16	0.375%	127,913,000	127,952,973
02/29/16	0.250%	121,362,000	121,039,632
03/31/16	0.375%	290,359,000	290,041,420
03/15/17	0.750%	82,240,000	81,931,600
Total U.S. Treasury Obligations (Cost: $1,125,519,438)			$1,126,180,126

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations 4.7%
Federal Home Loan Banks
10/30/14	0.130%	$77,000,000	$77,004,081
11/20/15	0.500%	35,000,000	35,065,695
Total U.S. Government & Agency Obligations (Cost: $112,066,499)			$112,069,776

		Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.094% (e)(f)		55,219,623	$55,219,623
Total Money Market Funds (Cost: $55,219,623)			$55,219,623
Total Investments
(Cost: $2,449,583,848) (g)			$2,449,500,118(h)
Other Assets & Liabilities, Net			(46,364,988)
Net Assets			$2,403,135,130

Notes to Portfolio of Investments

(a)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $146,330,650 or 6.09% of net assets.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	82,552,622	1,273,643,022	(1,300,976,021)	55,219,623	21,356	55,219,623

(g)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $2,449,584,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,275,000
Unrealized Depreciation	(6,359,000)
Net Unrealized Depreciation	$(84,000)

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	695,378,341	17,677,092	713,055,433
Commercial Mortgage-Backed Securities - Agency	—	4,791,629	—	4,791,629
Commercial Mortgage-Backed Securities - Non-Agency	—	163,925,299	—	163,925,299
Asset-Backed Securities - Non-Agency	—	274,258,232	—	274,258,232
U.S. Treasury Obligations	1,126,180,126	—	—	1,126,180,126
U.S. Government & Agency Obligations	—	112,069,776	—	112,069,776
Total Bonds	1,126,180,126	1,250,423,277	17,677,092	2,394,280,495
Mutual Funds
Money Market Funds	55,219,623	—	—	55,219,623
Total Mutual Funds	55,219,623	—	—	55,219,623
Total	1,181,399,749	1,250,423,277	17,677,092	2,449,500,118

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential mortgage backed securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2014